AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 251.2%
COMMON STOCKS - 178.2%
Australia - 5.7%
ANZ Group Holdings Ltd. (2)(a) 36,476 562,100
Aristocrat Leisure Ltd. (2)(a) 22,017 550,480
Atlas Arteria Ltd. (2)(a) 39,149 165,286
Aurizon Holdings Ltd. (2)(a) 93,119 209,738
BHP Group Ltd. (2)(a) 33,248 1,051,101
BlueScope Steel Ltd. (2)(a) 44,894 607,657
Brambles Ltd. (2)(a) 24,982 225,244
Coles Group Ltd. (2)(a) 14,457 174,679
Glencore plc (2)(a) 55,896 321,638
Harvey Norman Holdings Ltd. (2)(a) 92,160 221,800
Incitec Pivot Ltd. (2)(a) 72,868 153,549
JB Hi-Fi Ltd. (2)(a) 20,281 578,806
Northern Star Resources Ltd. (2)(a) 36,105 296,067
Origin Energy Ltd. (2)(a) 81,166 452,021
Pilbara Minerals Ltd. (2)(a) 121,723 323,832
Pro Medicus Ltd. (2)(a) 3,912 168,723
Qantas Airways Ltd. (2)*(a) 75,325 336,210
Qube Holdings Ltd. (2)(a) 138,992 268,390
Rio Tinto plc (2)(a) 2,402 163,043
Sonic Healthcare Ltd. (2)(a) 3,652 85,614
South32 Ltd. (2)(a) 173,717 509,118
Suncorp Group Ltd. (2)(a) 7,193 58,444
Tabcorp Holdings Ltd. (2)(a) 29,182 19,457
Telstra Group Ltd. (2)(a) 138,564 392,330
Treasury Wine Estates Ltd. (2)(a) 16,297 143,068
Washington H Soul Pattinson & Co.
Ltd. (2)(a) 1,332 26,995
Westpac Banking Corp. (2)(a) 27,016 393,342
Whitehaven Coal Ltd. (2)(a) 95,660 430,652
Worley Ltd. (2)(a) 23,287 225,553
9,114,937
—
Austria - 0.1%
ams-OSRAM AG (2)*(a) 10,253 79,899
Belgium - 1.3%
Ageas SA/NV (2)(a) 12,551 542,935
Elia Group SA/NV (2)(a) 782 103,268
Etablissements Franz Colruyt NV
(2)(a) 8,249 241,745
Proximus SADP (2)(a) 55,858 540,161
Solvay SA (2)(a) 5,084 581,439
2,009,548
—
Brazil - 0.5%
Yara International ASA (2) 17,442 758,040
Canada - 7.7%
Alimentation Couche-Tard, Inc. (a) 4,410 221,724
ARC Resources Ltd. (a) 23,441 265,890
Atco Ltd., Class I (a) 8,942 286,620
Bank of Montreal (a) 2,144 190,969
Bank of Nova Scotia (The) (a) 12,934 651,438
Canadian National Railway Co. (a) 799 94,278
Canadian Natural Resources Ltd.
(a) 1,800 99,609
Canadian Tire Corp. Ltd., Class A
(a) 2,752 359,134
INVESTMENTS SHARES VALUE ($)
Canada - 7.7% (continued)
Canadian Utilities Ltd., Class A (a) 3,879 108,090
Capital Power Corp. (a) 10,885 335,369
Cenovus Energy, Inc. (a) 14,037 244,907
CGI, Inc. *(a) 2,207 212,698
CI Financial Corp. (a) 20,150 190,542
Empire Co. Ltd., Class A (a) 14,089 377,687
Enerplus Corp. (a) 16,048 231,310
Fairfax Financial Holdings Ltd. (a) 547 363,788
Finning International, Inc. (a) 2,826 70,446
Fortis, Inc. (a) 5,537 235,369
George Weston Ltd. (a) 1,282 169,890
Hydro One Ltd. (a)(b) 9,504 270,599
iA Financial Corp., Inc. (a) 2,619 165,996
IGM Financial, Inc. (a) 2,796 83,559
Imperial Oil Ltd. (a) 9,485 482,356
Keyera Corp. (a) 2,274 49,787
Loblaw Cos. Ltd. (a) 1,903 173,431
Magna International, Inc. (a) 4,350 232,998
Manulife Financial Corp. (a) 30,879 566,630
MEG Energy Corp. *(a) 16,065 258,062
National Bank of Canada (a) 2,094 149,779
Northland Power, Inc. (a) 8,546 214,235
Nutrien Ltd. (a) 5,822 429,962
Onex Corp. (a) 2,394 111,915
Open Text Corp. (a) 12,022 463,712
Quebecor, Inc., Class B (a) 8,412 207,950
Saputo, Inc. (a) 11,239 290,809
Stantec, Inc. (a) 2,643 154,512
Sun Life Financial, Inc. (a) 7,406 345,997
Suncor Energy, Inc. (a) 14,266 442,916
Teck Resources Ltd., Class B (a) 14,270 521,070
TFI International, Inc. (a) 3,445 411,080
TMX Group Ltd. (a) 1,368 138,166
Toromont Industries Ltd. (a) 459 37,674
Tourmaline Oil Corp. (a) 14,446 601,998
West Fraser Timber Co. Ltd. (a) 6,533 465,987
Whitecap Resources, Inc. (a) 42,938 332,003
12,312,941
—
Chile - 0.2%
Lundin Mining Corp. 38,777 263,391
China - 0.8%
NXP Semiconductors NV 1,076 200,647
Wilmar International Ltd. (2) 92,000 291,466
Yangzijiang Shipbuilding Holdings
Ltd. (2) 871,600 788,378
1,280,491
—
Denmark - 2.1%
AP Moller - Maersk A/S, Class B
(2)(a) 177 321,735
Carlsberg A/S, Class B (2)(a) 6,828 1,059,480
Danske Bank A/S (2)*(a) 24,110 485,064
Genmab A/S (2)*(a) 238 89,965
ISS A/S (2)*(a) 22,367 456,489
Jyske Bank A/S (Registered) (2)*(a) 1,778 124,598
Pandora A/S (2)(a) 5,936 569,786
ROCKWOOL A/S, Class B (2)(a) 835 204,757

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Denmark - 2.1% (continued)
Royal Unibrew A/S (2)(a) 641 55,877
3,367,751
—
Finland - 1.1%
Elisa OYJ (2)(a) 2,776 167,425
Fortum OYJ (2)*(a) 13,003 199,187
Kesko OYJ, Class B (2)(a) 9,653 207,456
Kojamo OYJ (2)(a) 5,181 60,974
Kone OYJ, Class B (2)(a) 3,338 174,090
Metso Outotec OYJ (2)(a) 21,519 234,974
Nokia OYJ (2)(a) 79,418 389,853
Orion OYJ, Class B (2)(a) 833 37,233
Stora Enso OYJ, Class R (2)(a) 17,743 230,834
Wartsila OYJ Abp (2)(a) 12,833 121,109
1,823,135
—
France - 6.0%
Air France-KLM (2)*(a) 23,366 43,058
Amundi SA (2)(a)(b) 2,294 144,543
Arkema SA (2)(a) 1,747 172,493
Atos SE (2)*(a) 44,362 550,324
AXA SA (2)(a) 17,873 545,441
BNP Paribas SA (2)(a) 18,409 1,099,341
Bouygues SA (2)(a) 6,366 214,700
Carrefour SA (2)(a) 19,246 389,108
Casino Guichard Perrachon SA (2)* 4,050 28,667
Cie de Saint-Gobain (2)(a) 12,587 715,490
Credit Agricole SA (2)(a) 74,477 840,190
Dassault Aviation SA (2)(a) 1,443 285,469
Eiffage SA (2)(a) 4,988 539,781
Engie SA (2)(a) 25,165 398,229
Eutelsat Communications SA (2)(a) 5,430 36,237
Ipsen SA (2)(a) 320 35,236
Orange SA (2)(a) 32,120 381,591
Publicis Groupe SA (2)(a) 658 51,363
Renault SA (2)*(a) 3,818 155,607
Rexel SA (2)(a) 27,363 650,548
Rubis SCA (2)(a) 7,554 202,132
Societe Generale SA (2)(a) 32,692 736,595
Sodexo SA (2)(a) 382 37,310
TotalEnergies SE (2)(a) 16,332 962,996
Ubisoft Entertainment SA (2)*(a) 9,095 242,411
Veolia Environnement SA (2)(a) 3,314 102,261
9,561,121
—
Germany - 7.6%
Allianz SE (Registered) (2)(a) 3,049 703,819
Aurubis AG (2)(a) 4,147 384,189
BASF SE (2)(a) 11,070 581,160
Bayer AG (Registered) (2)(a) 3,378 215,792
Bayerische Motoren Werke AG (2)
(a) 2,672 292,848
Brenntag SE (2)(a) 4,914 369,809
Commerzbank AG (2)*(a) 55,619 585,570
Covestro AG (2)(a)(b) 12,239 506,858
Daimler Truck Holding AG (2)*(a) 1,200 40,499
Deutsche Bank AG (Registered)
(2)(a) 141,154 1,435,422
Deutsche Lufthansa AG
(Registered) (2)*(a) 24,257 269,799
INVESTMENTS SHARES VALUE ($)
Germany - 7.6% (continued)
Deutsche Post AG (Registered) (2)
(a) 9,521 445,922
E.ON SE (2)(a) 51,811 646,328
Evonik Industries AG (2)(a) 13,544 284,954
Freenet AG (2)(a) 6,649 172,771
Hannover Rueck SE (2)(a) 890 174,067
HeidelbergCement AG (2)(a) 8,983 655,914
HelloFresh SE (2)*(a) 5,619 133,998
HUGO BOSS AG (2)(a) 10,282 739,384
K+S AG (Registered) (2)(a) 20,753 441,932
KION Group AG (2)(a) 2,523 97,827
Knorr-Bremse AG (2)(a) 795 52,956
LANXESS AG (2)(a) 1,028 42,295
LEG Immobilien SE (2)(a) 8,460 464,928
Mercedes-Benz Group AG (2)(a) 2,408 185,182
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 2,887 1,009,399
ProSiebenSat.1 Media SE (2)(a) 32,319 329,211
Telefonica Deutschland Holding AG
(2)(a) 58,618 180,441
thyssenkrupp AG (2)(a) 68,411 492,669
TUI AG (2)*(a)(c) 15,068 116,117
12,052,060
—
Guatemala - 0.1%
Millicom International Cellular SA,
SDR (2)* 12,140 230,359
Hong Kong - 0.1%
New World Development Co. Ltd.
(2)(a) 10,000 26,806
WH Group Ltd. (2)(b) 145,000 86,441
113,247
—
Italy - 3.6%
A2A SpA (2)(a) 166,642 265,930
Assicurazioni Generali SpA (2)(a) 42,928 855,324
Azimut Holding SpA (2)(a) 4,636 98,922
Banco BPM SpA (2)(a) 89,651 350,208
Buzzi Unicem SpA (2)(a) 5,902 143,250
Coca-Cola HBC AG (2)(a) 3,657 100,111
Enel SpA (2)(a) 71,308 434,904
Intesa Sanpaolo SpA (2)(a) 78,396 201,199
Italgas SpA (2)(a) 9,245 56,388
Leonardo SpA (2)(a) 125,432 1,471,012
Pirelli & C SpA (2)(a)(b) 23,706 118,759
Poste Italiane SpA (2)(a)(b) 22,706 231,546
Prysmian SpA (2)(a) 9,265 389,044
UniCredit SpA (2)(a) 36,706 691,830
Unipol Gruppo SpA (2)(a) 74,606 383,000
5,791,427
—
Japan - 26.7%
AGC, Inc. (2)(a) 15,000 559,214
Air Water, Inc. (2)(a) 10,700 134,459
Aisin Corp. (2)(a) 8,700 239,794
Alfresa Holdings Corp. (2)(a) 4,000 51,251
Allegro MicroSystems, Inc. *(a)(c) 1,379 66,178
Amada Co. Ltd. (2)(a) 49,400 463,048
Asahi Group Holdings Ltd. (2)(a) 9,000 334,962

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 26.7% (continued)
Brother Industries Ltd. (2)(a) 7,700 116,008
Chiba Bank Ltd. (The) (2)(a) 8,400 54,216
Chubu Electric Power Co., Inc. (2)
(a) 33,500 353,405
CyberAgent, Inc. (2)(a) 20,000 169,456
Dai Nippon Printing Co. Ltd. (2)(a) 10,400 291,184
Dai-ichi Life Holdings, Inc. (2)(a) 20,500 376,861
Daito Trust Construction Co. Ltd.
(2)(a) 3,000 298,890
Daiwa House Industry Co. Ltd. (2)
(a) 11,200 263,886
Daiwa Securities Group, Inc. (2)(a) 19,700 92,484
Dentsu Group, Inc. (2)(a) 5,100 179,766
Ebara Corp. (2)(a) 7,000 325,951
ENEOS Holdings, Inc. (2)(a) 26,200 91,923
Fuji Electric Co. Ltd. (2)(a) 13,000 513,375
Fujitsu Ltd. (2)(a) 3,300 445,930
Fukuoka Financial Group, Inc. (2)
(a) 5,700 109,673
Hakuhodo DY Holdings, Inc. (2)(a) 33,600 380,938
Hamamatsu Photonics KK (2)(a) 1,800 97,095
Haseko Corp. (2)(a) 12,300 142,971
Hirose Electric Co. Ltd. (2)(a) 700 91,579
Hitachi Construction Machinery Co.
Ltd. (2)(a) 11,700 272,695
Hitachi Ltd. (2)(a) 4,100 225,339
Honda Motor Co. Ltd. (2)(a) 8,900 235,415
Ibiden Co. Ltd. (2)(a) 11,900 477,230
Idemitsu Kosan Co. Ltd. (2)(a) 6,700 146,682
IHI Corp. (2)(a) 12,100 303,942
Iida Group Holdings Co. Ltd. (2)(a) 18,500 302,043
Inpex Corp. (2)(a) 44,100 466,689
Isuzu Motors Ltd. (2)(a) 8,200 97,998
Ito En Ltd. (2)(a) 1,900 62,172
ITOCHU Corp. (2)(a) 16,600 540,603
Japan Post Holdings Co. Ltd. (2)(a) 54,100 439,074
Japan Post Insurance Co. Ltd. (2)
(a) 29,700 462,900
Japan Tobacco, Inc. (2)(a) 6,700 141,528
JFE Holdings, Inc. (2)(a) 9,700 123,117
Kajima Corp. (2)(a) 19,200 231,695
Kao Corp. (2)(a) 7,500 291,940
Kawasaki Heavy Industries Ltd. (2)
(a) 16,500 361,212
Kawasaki Kisen Kaisha Ltd. (2)(a) 8,800 201,835
Kirin Holdings Co. Ltd. (2)(a) 12,300 194,596
Kobayashi Pharmaceutical Co. Ltd.
(2)(a) 1,000 61,159
Koito Manufacturing Co. Ltd. (2)(a) 4,100 77,721
Komatsu Ltd. (2)(a) 4,200 104,266
Konami Group Corp. (2)(a) 5,100 234,078
Kuraray Co. Ltd. (2)(a) 11,300 103,934
Kyocera Corp. (2)(a) 3,600 187,797
Lawson, Inc. (2)(a) 4,300 182,053
Lion Corp. (2)(a) 34,000 367,398
Lixil Corp. (2)(a) 7,800 128,746
Marubeni Corp. (2)(a) 56,800 772,463
Mazda Motor Corp. (2)(a) 48,100 443,674
Medipal Holdings Corp. (2)(a) 19,700 268,480
MEIJI Holdings Co. Ltd. (2)(a) 10,800 256,859
INVESTMENTS SHARES VALUE ($)
Japan - 26.7% (continued)
MINEBEA MITSUMI, Inc. (2)(a) 13,200 252,074
MISUMI Group, Inc. (2)(a) 5,500 138,206
Mitsubishi Chemical Group Corp.
(2)(a) 20,800 123,707
Mitsubishi Corp. (2)(a) 17,700 636,075
Mitsubishi Electric Corp. (2)(a) 57,800 690,717
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 22,000 327,356
Mitsubishi HC Capital, Inc. (2)(a) 82,100 423,944
Mitsubishi Heavy Industries Ltd.
(2)(a) 6,800 250,519
Mitsubishi Motors Corp. (2)*(a) 155,000 610,824
Mitsui & Co. Ltd. (2)(a) 18,700 582,876
Mitsui Chemicals, Inc. (2)(a) 15,000 387,309
Mizuho Financial Group, Inc. (2)(a) 21,780 308,570
MS&AD Insurance Group Holdings,
Inc. (2)(a) 18,200 564,034
Murata Manufacturing Co. Ltd. (2)
(a) 6,300 383,955
NGK Insulators Ltd. (2)(a) 17,600 233,385
NH Foods Ltd. (2)(a) 8,200 237,194
Nikon Corp. (2)(a) 13,800 141,674
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 3,700 223,259
Nippon Steel Corp. (2)(a) 26,100 615,477
Nippon Telegraph & Telephone
Corp. (2)(a) 2,600 77,695
Nippon Yusen KK (2)(a) 12,000 280,300
Niterra Co. Ltd. (2)(a) 8,500 175,890
Nitto Denko Corp. (2)(a) 3,300 213,580
NOF Corp. (2)(a) 1,100 51,403
Nomura Holdings, Inc. (2)(a) 63,300 244,042
Nomura Real Estate Holdings, Inc.
(2)(a) 6,600 146,148
NSK Ltd. (2)(a) 48,800 279,138
NTT Data Corp. (2)(a) 20,300 266,875
Obayashi Corp. (2)(a) 28,300 216,564
Oji Holdings Corp. (2)(a) 75,600 299,327
Ono Pharmaceutical Co. Ltd. (2)(a) 4,900 102,107
ORIX Corp. (2)(a) 20,200 333,058
Osaka Gas Co. Ltd. (2)(a) 33,600 551,974
Otsuka Corp. (2)(a) 3,800 134,956
Otsuka Holdings Co. Ltd. (2)(a) 15,100 479,419
Panasonic Holdings Corp. (2)(a) 54,600 488,513
Persol Holdings Co. Ltd. (2)(a) 11,500 231,552
Pola Orbis Holdings, Inc. (2)(a) 20,400 265,888
Ricoh Co. Ltd. (2)(a) 13,000 97,515
Rohm Co. Ltd. (2)(a) 4,400 366,725
Rohto Pharmaceutical Co. Ltd. (2)
(a) 9,200 192,535
Ryohin Keikaku Co. Ltd. (2)(a) 36,700 418,203
Santen Pharmaceutical Co. Ltd.
(2)(a) 36,200 309,302
SCREEN Holdings Co. Ltd. (2)(a) 8,000 709,632
SCSK Corp. (2)(a) 6,700 98,101
Secom Co. Ltd. (2)(a) 1,400 86,279
Sega Sammy Holdings, Inc. (2)(a) 14,800 281,314
Seiko Epson Corp. (2)(a) 16,800 240,039
Sekisui Chemical Co. Ltd. (2)(a) 11,000 156,227
Shimamura Co. Ltd. (2)(a) 2,900 295,164

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 26.7% (continued)
Shimizu Corp. (2)(a) 13,400 75,941
Shin-Etsu Chemical Co. Ltd. (2)(a) 19,000 616,760
Shinko Electric Industries Co. Ltd.
(2)(a) 10,000 311,071
Sohgo Security Services Co. Ltd.
(2)(a) 7,400 199,306
Sojitz Corp. (2)(a) 28,120 587,589
Sompo Holdings, Inc. (2)(a) 10,700 423,989
Square Enix Holdings Co. Ltd. (2)
(a) 3,800 182,612
Stanley Electric Co. Ltd. (2)(a) 5,600 124,490
Subaru Corp. (2)(a) 24,800 395,898
Sugi Holdings Co. Ltd. (2)(a) 3,200 137,549
SUMCO Corp. (2)(a) 40,400 607,775
Sumitomo Chemical Co. Ltd. (2)(a) 7,700 25,926
Sumitomo Corp. (2)(a) 24,800 439,341
Sumitomo Forestry Co. Ltd. (2)(a) 13,300 264,210
Sumitomo Heavy Industries Ltd.
(2)(a) 19,200 470,828
Sumitomo Metal Mining Co. Ltd.
(2)(a) 5,000 191,320
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 11,300 452,199
Sumitomo Mitsui Trust Holdings,
Inc. (2)(a) 5,600 192,394
Sumitomo Pharma Co. Ltd. (2)(a) 16,900 103,557
Suntory Beverage & Food Ltd. (2)
(a) 12,000 446,982
Taisei Corp. (2)(a) 7,800 241,323
Taisho Pharmaceutical Holdings
Co. Ltd. (2)(a) 3,600 150,106
Taiyo Yuden Co. Ltd. (2)(a) 3,700 124,759
TDK Corp. (2)(a) 10,500 376,910
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 231,900 828,396
Tokyo Gas Co. Ltd. (2)(a) 46,900 881,401
Tokyu Fudosan Holdings Corp. (2)
(a) 19,600 94,138
TOPPAN, Inc. (2)(a) 32,000 644,875
Tosoh Corp. (2)(a) 27,600 375,070
Toyo Suisan Kaisha Ltd. (2)(a) 3,900 162,985
Toyota Boshoku Corp. (2)(a) 14,200 229,761
Toyota Industries Corp. (2)(a) 6,800 378,835
Toyota Tsusho Corp. (2)(a) 17,000 724,833
Tsuruha Holdings, Inc. (2)(a) 3,400 227,405
Yamada Holdings Co. Ltd. (2)*(a) 42,600 146,469
Yamaha Motor Co. Ltd. (2)(a) 8,200 214,601
Yokogawa Electric Corp. (2)(a) 9,600 156,322
ZOZO, Inc. (2)(a) 5,300 121,221
42,561,597
—
Luxembourg - 1.0%
Aperam SA (2) 7,930 295,820
ArcelorMittal SA (2) 40,510 1,227,303
SES SA, ADR (2) 11,565 75,924
1,599,047
—
INVESTMENTS SHARES VALUE ($)
Netherlands - 3.3%
Aalberts NV (2)(a) 2,567 121,256
ABN AMRO Bank NV, CVA (2)(a)(b) 38,692 613,557
Aegon NV (2)(a) 33,863 145,379
ASR Nederland NV (2)(a) 16,622 661,388
Heineken NV (2)(a) 2,543 273,248
Koninklijke Ahold Delhaize NV (2)
(a) 31,319 1,070,018
Koninklijke Philips NV (2)(a) 16,959 311,484
NN Group NV (2)(a) 4,257 154,571
OCI NV (2)(a) 2,646 89,699
Randstad NV (2)(a) 12,252 727,336
Shell plc (2)(a) 36,385 1,036,922
5,204,858
—
Nigeria - 0.1%
Airtel Africa plc (2)(b) 145,384 190,729
Norway - 0.9%
Equinor ASA (2)(a) 26,336 748,690
Norsk Hydro ASA (2)(a) 84,607 631,458
Salmar ASA (2)(a) 1,370 59,677
1,439,825
—
Panama - 0.1%
Copa Holdings SA, Class A *(a)(c) 2,379 219,701
Singapore - 1.0%
Genting Singapore Ltd. (2) 397,700 335,661
Oversea-Chinese Banking Corp.
Ltd. (2) 41,700 388,719
Singapore Airlines Ltd. (2) 103,300 445,582
STMicroelectronics NV (2) 3,460 184,362
UOL Group Ltd. (2) 8,000 41,770
Venture Corp. Ltd. (2) 10,400 138,418
1,534,512
—
South Africa - 0.1%
Anglo American plc (2) 3,949 131,350
Spain - 3.0%
Acciona SA (2)(a) 777 155,897
Acerinox SA (2)(a) 43,757 450,313
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 101,184 723,401
Banco de Sabadell SA (2)(a) 608,753 654,678
Banco Santander SA (2)(a) 242,200 902,554
Mapfre SA (2)(a) 166,745 336,052
Red Electrica Corp. SA (2)(a) 13,319 234,365
Repsol SA (2)(a) 88,807 1,365,663
4,822,923
—
Sweden - 2.9%
Axfood AB (2)(a) 4,649 113,531
Billerud AB (2)(a) 27,009 277,604
Boliden AB (2)(a) 8,154 320,323
Castellum AB (2)(a) 3,392 39,462
Elekta AB, Class B (2)(a) 14,928 114,080
Embracer Group AB (2)*(a) 46,133 216,241
Essity AB, Class B (2)(a) 6,102 174,297
Fastighets AB Balder, Class B
(2)*(a) 17,268 70,947
Getinge AB, Class B (2)(a) 10,709 261,174

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Sweden - 2.9% (continued)
H & M Hennes & Mauritz AB, Class
B (2)(a) 30,336 433,730
Securitas AB, Class B (2)(a) 50,245 446,962
Skanska AB, Class B (2)(a) 23,430 358,870
SKF AB, Class B (2)(a) 11,817 232,758
SSAB AB, Class B (2)(a) 109,436 782,265
Swedbank AB, Class A (2)(a) 5,778 95,017
Swedish Orphan Biovitrum AB
(2)*(a) 5,598 130,437
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 11,291 66,186
Trelleborg AB, Class B (2)(a) 5,398 153,636
Volvo AB, Class B (2)(a) 2,025 41,728
Volvo Car AB, Class B (2)*(a) 76,845 336,172
4,665,420
—
Switzerland - 4.2%
Adecco Group AG (Registered) (2)
(a) 10,715 390,294
Baloise Holding AG (Registered)
(2)(a) 1,204 187,483
Barry Callebaut AG (Registered)
(2)(a) 121 256,371
BKW AG (2)(a) 504 79,243
Cie Financiere Richemont SA
(Registered) (2)(a) 3,308 530,458
DKSH Holding AG (2)(a) 3,035 244,683
Dufry AG (Registered) (2)*(a) 3,646 162,606
Flughafen Zurich AG (Registered)
(2)*(a) 1,152 211,065
Geberit AG (Registered) (2)(a) 489 273,081
Georg Fischer AG (Registered) (2)
(a) 2,801 218,003
Kuehne + Nagel International AG
(Registered) (2)(a) 700 208,485
Novartis AG (Registered) (2)(a) 12,178 1,118,165
SGS SA (Registered) (2)(a) 138 304,393
Swatch Group AG (The) (2)(a) 2,523 868,898
Swiss Life Holding AG (Registered)
(2)(a) 774 477,641
Swisscom AG (Registered) (2)(a) 967 617,112
UBS Group AG (Registered) (2)(a) 28,440 601,813
6,749,794
—
United Kingdom - 5.4%
abrdn plc (2)(a) 26,721 67,253
ASOS plc (2)* 20,823 211,460
Aviva plc (2)(a) 57,839 288,914
Barclays plc (2) 730,695 1,315,183
Barratt Developments plc (2)(a) 75,377 433,778
BP plc (2)(a) 76,843 485,688
British American Tobacco plc (2)(a) 5,824 204,157
BT Group plc (2) 301,722 543,501
Burberry Group plc (2)(a) 4,144 132,690
Centrica plc (2) 167,927 219,923
DCC plc (2)(a) 479 27,922
Direct Line Insurance Group plc (2) 13,556 23,028
DS Smith plc (2)(a) 114,384 445,334
Entain plc (2)(a) 5,505 85,493
Hays plc (2) 20,235 28,003
INVESTMENTS SHARES VALUE ($)
United Kingdom - 5.4% (continued)
Howden Joinery Group plc (2)(a) 13,817 119,303
Imperial Brands plc (2)(a) 22,147 509,285
Inchcape plc (2)(a) 9,906 94,956
InterContinental Hotels Group plc
(2)(a) 1,329 87,004
International Distributions Services
plc (2)(a) 112,874 312,564
Investec plc (2)(a) 17,718 98,326
JD Sports Fashion plc (2)(a) 111,596 245,759
Just Eat Takeaway.com NV (2)*(a)
(b) 16,405 313,057
Kingfisher plc (2)(a) 70,690 228,506
Liberty Global plc, Class C *(a) 1,320 26,902
Lloyds Banking Group plc (2) 451,671 265,559
Man Group plc (2)(a) 43,239 125,965
Marks & Spencer Group plc (2)*(a) 203,375 419,560
NatWest Group plc (2)(a) 22,728 74,162
Pearson plc (2)(a) 7,680 80,371
Standard Chartered plc (2)(a) 48,975 371,185
Subsea 7 SA (2)(a) 25,795 306,203
Taylor Wimpey plc (2) 24,374 35,858
Tesco plc (2)(a) 48,581 159,270
Travis Perkins plc (2)(a) 3,864 45,746
Vodafone Group plc (2) 234,065 258,197
8,690,065
—
United States - 92.6%
3M Co. (a) 6,844 719,373
A O Smith Corp. (a) 3,097 214,158
Abbott Laboratories (a) 5,751 582,346
AbbVie, Inc. (a) 4,527 721,468
Accenture plc, Class A (a) 470 134,331
ACI Worldwide, Inc. *(a) 9,246 249,457
Acuity Brands, Inc. (a)(c) 2,828 516,760
Adient plc *(a) 3,458 141,640
Adobe, Inc. *(a) 1,834 706,769
ADT, Inc. (a) 25,404 183,671
Advance Auto Parts, Inc. (a) 1,425 173,294
AECOM (a) 966 81,453
AGCO Corp. (a) 4,772 645,174
Agilent Technologies, Inc. (a) 970 134,190
Air Lease Corp. (a) 1,110 43,701
Akamai Technologies, Inc. *(a)(c) 4,048 316,958
Alaska Air Group, Inc. *(a)(c) 5,914 248,151
ALLETE, Inc. (a) 517 33,279
Allison Transmission Holdings, Inc.
(a)(c) 13,958 631,460
Ally Financial, Inc. (a) 1,182 30,129
Alphabet, Inc., Class A *(a) 2,629 272,706
Altice USA, Inc., Class A *(a)(c) 72,706 248,655
Altria Group, Inc. (a) 16,919 754,926
Amdocs Ltd. (a) 3,800 364,914
Ameren Corp. (a) 2,319 200,338
American Electric Power Co., Inc.
(a) 2,236 203,454
American International Group, Inc.
(a)(c) 23,271 1,171,927
Ameriprise Financial, Inc. (a) 729 223,439
AmerisourceBergen Corp. (a) 456 73,010
Amgen, Inc. (a) 2,188 528,949

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 92.6% (continued)
Amkor Technology, Inc. (a)(c) 24,541 638,557
Analog Devices, Inc. (a) 1,054 207,870
ANSYS, Inc. *(a) 759 252,595
APA Corp. (a) 6,535 235,652
Apple, Inc. (a) 850 140,165
Applied Materials, Inc. (a)(c) 2,104 258,434
AppLovin Corp., Class A *(a)(c) 22,811 359,273
Aramark (a)(c) 3,515 125,837
Arch Capital Group Ltd. *(a) 2,000 135,740
Archer-Daniels-Midland Co. (a)(c) 11,667 929,393
Arrow Electronics, Inc. *(a) 6,636 828,637
ASGN, Inc. *(a)(c) 309 25,545
Associated Banc-Corp. (a) 7,113 127,892
Assurant, Inc. (a) 238 28,577
Assured Guaranty Ltd. (a) 722 36,295
AT&T, Inc. (a)(c) 54,197 1,043,292
Autodesk, Inc. *(a) 960 199,834
AutoNation, Inc. *(a)(c) 5,200 698,672
Avangrid, Inc. (a)(c) 8,615 343,566
Avantor, Inc. *(a)(c) 11,936 252,327
Avient Corp. (a) 5,317 218,848
Avis Budget Group, Inc. *(a) 256 49,869
Avnet, Inc. (a)(c) 10,580 478,216
Axis Capital Holdings Ltd. (a) 1,152 62,807
Bank of New York Mellon Corp.
(The) (a) 8,992 408,596
Bath & Body Works, Inc. (a)(c) 3,371 123,311
Belden, Inc. (a) 2,222 192,803
Berry Global Group, Inc. (a)(c) 6,198 365,062
Best Buy Co., Inc. (a)(c) 7,679 601,035
Biogen, Inc. *(a)(c) 2,047 569,127
Bio-Techne Corp. (a)(c) 1,648 122,265
Black Hills Corp. (a) 3,891 245,522
Blackbaud, Inc. *(a) 975 67,568
Booking Holdings, Inc. *(a) 234 620,664
Booz Allen Hamilton Holding Corp.
(a) 2,497 231,447
BorgWarner, Inc. (a) 6,370 312,831
Boston Beer Co., Inc. (The), Class
A *(a) 842 276,765
Brighthouse Financial, Inc. *(a) 4,586 202,288
Bristol-Myers Squibb Co. (a) 6,724 466,040
Broadcom, Inc. (a) 245 157,177
BRP, Inc. (a) 1,266 99,069
Bruker Corp. (a) 2,534 199,781
Brunswick Corp. (a)(c) 5,201 426,482
Builders FirstSource, Inc. *(a) 12,792 1,135,674
Bunge Ltd. (a) 1,779 169,930
BWX Technologies, Inc. (a) 2,121 133,708
CACI International, Inc., Class A
*(a) 1,159 343,389
Cadence Design Systems, Inc. *(a)
(c) 1,531 321,648
Calix, Inc. *(a)(c) 484 25,938
Capital One Financial Corp. (a)(c) 1,874 180,204
Capri Holdings Ltd. *(a) 9,588 450,636
Cardinal Health, Inc. (a)(c) 4,215 318,233
Carlisle Cos., Inc. (a) 401 90,654
Carter's, Inc. (a) 2,796 201,088
Casey's General Stores, Inc. (a) 802 173,601
INVESTMENTS SHARES VALUE ($)
United States - 92.6% (continued)
Caterpillar, Inc. (a) 573 131,125
Cathay General Bancorp (a) 1,339 46,222
Celanese Corp. (a) 1,981 215,711
Centene Corp. *(a) 7,454 471,167
CF Industries Holdings, Inc. (a) 2,118 153,534
ChampionX Corp. (a)(c) 14,470 392,571
Charles River Laboratories
International, Inc. *(a)(c) 1,163 234,717
Chemours Co. (The) (a) 12,280 367,663
Chevron Corp. (a) 1,548 252,572
Choice Hotels International, Inc. (a) 1,460 171,097
Cigna Group (The) (a) 1,777 454,077
Cintas Corp. (a) 626 289,638
Cirrus Logic, Inc. *(a) 4,365 477,444
Cisco Systems, Inc. (a)(c) 16,795 877,959
Citigroup, Inc. (a)(c) 16,512 774,248
Citizens Financial Group, Inc. (a)(c) 925 28,092
Clean Harbors, Inc. *(a)(c) 1,463 208,565
Cleveland-Cliffs, Inc. *(a)(c) 4,174 76,509
CNA Financial Corp. (a) 822 32,083
CNO Financial Group, Inc. (a) 5,285 117,274
Coca-Cola Co. (The) (a) 6,813 422,610
Coca-Cola Consolidated, Inc. (a) 543 290,548
Cognizant Technology Solutions
Corp., Class A (a) 10,639 648,234
Colgate-Palmolive Co. (a) 2,014 151,352
Columbia Sportswear Co. (a)(c) 1,933 174,434
Comcast Corp., Class A (a) 8,055 305,365
Commercial Metals Co. (a)(c) 9,745 476,531
CommVault Systems, Inc. *(a) 3,651 207,158
Computershare Ltd. (2)(a) 7,095 103,056
Concentrix Corp. (a) 842 102,345
ConocoPhillips (a) 1,685 167,169
Consolidated Edison, Inc. (a)(c) 5,061 484,186
Cooper Cos., Inc. (The) (a) 355 132,543
Copart, Inc. *(a)(c) 5,231 393,424
Corning, Inc. (a)(c) 5,283 186,384
Coterra Energy, Inc. (a)(c) 2,473 60,687
Cracker Barrel Old Country Store,
Inc. (a)(c) 2,557 290,475
Crane Holdings Co. (a)(c) 3,416 387,716
Cummins, Inc. (a)(c) 1,725 412,068
Curtiss-Wright Corp. (a) 1,632 287,656
CVS Health Corp. (a)(c) 4,758 353,567
Dana, Inc. (a) 25,358 381,638
Danaher Corp. (a) 1,354 341,262
Darden Restaurants, Inc. (a)(c) 1,828 283,632
Darling Ingredients, Inc. *(a) 474 27,682
Deckers Outdoor Corp. *(a) 473 212,637
Dell Technologies, Inc., Class C (a) 8,453 339,895
DENTSPLY SIRONA, Inc. (a)(c) 7,278 285,880
Dick's Sporting Goods, Inc. (a)(c) 3,176 450,643
DISH Network Corp., Class A *(a)
(c) 31,447 293,401
DocuSign, Inc. *(a)(c) 3,036 176,999
Dolby Laboratories, Inc., Class A
(a)(c) 4,898 418,387
Domino's Pizza, Inc. (a) 143 47,171
Donaldson Co., Inc. (a)(c) 3,583 234,113
Dover Corp. (a) 1,158 175,947

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 92.6% (continued)
Dow, Inc. (a)(c) 8,286 454,239
Dropbox, Inc., Class A *(a) 20,848 450,734
DXC Technology Co. *(a)(c) 23,613 603,548
Eagle Materials, Inc. (a)(c) 2,840 416,770
Eastman Chemical Co. (a) 3,641 307,082
eBay, Inc. (a)(c) 11,271 500,094
Electronic Arts, Inc. (a)(c) 2,545 306,545
Elevance Health, Inc. (a) 623 286,462
EMCOR Group, Inc. (a)(c) 2,781 452,163
Encompass Health Corp. (a) 848 45,877
Energizer Holdings, Inc. (a) 854 29,634
EnerSys (a)(c) 2,983 259,163
Enhabit, Inc. * 4,242 59,006
Enovis Corp. *(a) 8,694 465,042
Envista Holdings Corp. *(a)(c) 3,261 133,310
EPAM Systems, Inc. *(a) 439 131,261
Equitable Holdings, Inc. (a) 10,269 260,730
Euronet Worldwide, Inc. *(a)(c) 1,861 208,246
Evercore, Inc., Class A (a) 4,014 463,135
Everest Re Group Ltd. (a) 758 271,379
Evergy, Inc. (a) 2,755 168,386
Exelixis, Inc. *(a) 26,713 518,499
Expedia Group, Inc. *(a) 7,323 710,551
Expeditors International of
Washington, Inc. (a)(c) 2,837 312,410
Exxon Mobil Corp. (a) 4,442 487,110
F5, Inc. *(a) 2,409 350,967
Fair Isaac Corp. *(a) 541 380,155
Federated Hermes, Inc., Class B
(a) 5,966 239,475
Ferguson plc (a) 1,110 148,463
Fidelity National Financial, Inc. (a) 11,318 395,338
First American Financial Corp. (a) 6,914 384,833
Fiserv, Inc. *(a)(c) 1,431 161,746
FleetCor Technologies, Inc. *(a) 778 164,041
Flowers Foods, Inc. (a)(c) 5,885 161,308
Fluor Corp. *(a)(c) 853 26,366
FNB Corp. (a)(c) 10,949 127,008
Foot Locker, Inc. (a)(c) 5,675 225,241
Fortinet, Inc. *(a) 3,872 257,333
Fortive Corp. (a)(c) 2,870 195,648
Fortune Brands Innovations, Inc.
(a)(c) 2,258 132,612
Fox Corp., Class A (a)(c) 2,713 92,378
Franklin Resources, Inc. (a)(c) 11,349 305,742
Fulton Financial Corp. (a) 2,749 37,991
Gap, Inc. (The) (a) 18,049 181,212
Gartner, Inc. *(a) 1,372 446,956
Gates Industrial Corp. plc *(a) 16,503 229,227
GE HealthCare Technologies, Inc.
*(a)(c) 3,434 281,691
Gen Digital, Inc. (a) 1,665 28,571
Generac Holdings, Inc. *(a)(c) 1,646 177,784
General Dynamics Corp. (a)(c) 3,253 742,367
General Motors Co. (a) 9,117 334,412
Genuine Parts Co. (a) 4,658 779,330
Gilead Sciences, Inc. (a)(c) 13,787 1,143,907
Global Payments, Inc. (a) 954 100,399
GLOBALFOUNDRIES, Inc. *(a) 907 65,467
INVESTMENTS SHARES VALUE ($)
United States - 92.6% (continued)
Globus Medical, Inc., Class A *(a)
(c) 3,898 220,783
GoDaddy, Inc., Class A *(a) 1,603 124,585
Goldman Sachs Group, Inc. (The)
(a) 779 254,819
Goodyear Tire & Rubber Co. (The)
*(a) 39,476 435,026
Graco, Inc. (a)(c) 1,942 141,785
Graham Holdings Co., Class B (a) 513 305,666
Grand Canyon Education, Inc. *(a)
(c) 3,075 350,243
Graphic Packaging Holding Co. (a) 3,423 87,252
Greif, Inc., Class A (a)(c) 4,862 308,105
GSK plc (2)(a) 11,904 210,336
H&R Block, Inc. (a)(c) 18,417 649,199
Haemonetics Corp. *(a) 2,856 236,334
Halliburton Co. (a)(c) 9,802 310,135
Hartford Financial Services Group,
Inc. (The) (a)(c) 4,552 317,229
Hawaiian Electric Industries, Inc. (a) 6,764 259,738
HCA Healthcare, Inc. (a) 1,076 283,720
HEICO Corp. (a) 436 74,573
Henry Schein, Inc. *(a)(c) 2,548 207,764
Hertz Global Holdings, Inc. *(a)(c) 1,806 29,420
Hewlett Packard Enterprise Co. (a)
(c) 38,990 621,111
Hexcel Corp. (a) 3,341 228,023
HF Sinclair Corp. (a)(c) 9,553 462,174
Holcim AG (2)(a) 10,335 666,518
Hologic, Inc. *(a)(c) 8,573 691,841
Howmet Aerospace, Inc. (a) 8,256 349,807
HP, Inc. (a) 14,832 435,319
Hubbell, Inc. (a)(c) 1,223 297,568
Humana, Inc. (a) 666 323,316
Huntington Ingalls Industries, Inc.
(a)(c) 2,387 494,157
Huntsman Corp. (a) 18,711 511,933
IDACORP, Inc. (a) 356 38,565
Incyte Corp. *(a) 4,269 308,521
Informatica, Inc., Class A *(a) 3,138 51,463
Ingevity Corp. *(a) 688 49,206
Ingredion, Inc. (a)(c) 1,755 178,536
Insperity, Inc. (a) 2,291 278,471
Integra LifeSciences Holdings
Corp. *(a)(c) 4,900 281,309
Intel Corp. (a) 17,276 564,407
International Business Machines
Corp. (a)(c) 2,440 319,860
International Paper Co. (a) 14,031 505,958
Intuit, Inc. (a) 422 188,140
Invesco Ltd. (a)(c) 15,684 257,218
IPG Photonics Corp. *(a) 495 61,038
IQVIA Holdings, Inc. *(a)(c) 1,111 220,967
ITT, Inc. (a)(c) 2,813 242,762
Jabil, Inc. (a) 7,953 701,136
Janus Henderson Group plc (a) 5,488 146,200
Jazz Pharmaceuticals plc *(a)(c) 1,247 182,474
JB Hunt Transport Services, Inc.
(a)(c) 1,364 239,327
Jefferies Financial Group, Inc. (a) 9,918 314,797

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 92.6% (continued)
Johnson & Johnson (a) 373 57,815
Jones Lang LaSalle, Inc. *(a) 1,924 279,923
Juniper Networks, Inc. (a) 1,579 54,349
KB Home (a)(c) 11,509 462,432
Kennametal, Inc. (a)(c) 12,322 339,841
Kimberly-Clark Corp. (a) 3,993 535,940
KLA Corp. (a) 377 150,487
Knight-Swift Transportation
Holdings, Inc. (a) 9,488 536,831
Kroger Co. (The) (a)(c) 13,355 659,336
Kyndryl Holdings, Inc. *(a) 40,904 603,743
L3Harris Technologies, Inc. (a) 1,185 232,544
Laboratory Corp. of America
Holdings (a) 882 202,348
Lam Research Corp. (a) 403 213,638
Landstar System, Inc. (a) 3,691 661,649
Lantheus Holdings, Inc. *(a)(c) 4,128 340,808
Leidos Holdings, Inc. (a) 448 41,243
Lennar Corp., Class A (a) 4,440 466,688
Light & Wonder, Inc. *(a)(c) 4,422 265,541
Lincoln Electric Holdings, Inc. (a)(c) 1,054 178,231
Lithia Motors, Inc., Class A (a) 147 33,653
Littelfuse, Inc. (a) 248 66,486
LivaNova plc *(a) 954 41,575
LKQ Corp. (a) 17,884 1,015,096
Lockheed Martin Corp. (a) 982 464,221
Loews Corp. (a) 3,025 175,511
Louisiana-Pacific Corp. (a) 1,648 89,338
Lowe's Cos., Inc. (a) 427 85,387
Lumentum Holdings, Inc. (a)(c) 885 47,799
LyondellBasell Industries NV, Class
A (a) 6,378 598,830
Macy's, Inc. (a)(c) 30,692 536,803
Manhattan Associates, Inc. *(a)(c) 1,480 229,178
ManpowerGroup, Inc. (a) 8,029 662,633
Marathon Oil Corp. (a) 10,273 246,141
Marathon Petroleum Corp. (a) 3,658 493,208
Maravai LifeSciences Holdings,
Inc., Class A *(a)(c) 7,500 105,075
Marriott Vacations Worldwide Corp.
(a)(c) 3,482 469,583
Masco Corp. (a)(c) 1,322 65,730
MasTec, Inc. *(a)(c) 1,676 158,281
Masterbrand, Inc. *(a) 14,687 118,083
Mastercard, Inc., Class A (a) 933 339,062
Matador Resources Co. (a)(c) 3,889 185,311
Maximus, Inc. (a)(c) 5,485 431,670
McKesson Corp. (a) 368 131,026
Medpace Holdings, Inc. *(a) 978 183,913
Medtronic plc (a) 7,267 585,866
Merck & Co., Inc. (a) 6,384 679,194
Meta Platforms, Inc., Class A *(a) 4,210 892,267
Mettler-Toledo International, Inc.
*(a) 185 283,089
MGIC Investment Corp. (a)(c) 2,889 38,770
MGM Resorts International (a)(c) 5,045 224,099
Microchip Technology, Inc. (a)(c) 4,509 377,764
Micron Technology, Inc. (a)(c) 6,859 413,872
Moderna, Inc. *(a)(c) 2,448 375,964
Mohawk Industries, Inc. *(a)(c) 2,240 224,493
INVESTMENTS SHARES VALUE ($)
United States - 92.6% (continued)
Molina Healthcare, Inc. *(a) 693 185,371
Molson Coors Beverage Co., Class
B (a)(c) 9,023 466,309
Mosaic Co. (The) (a) 10,369 475,730
MSC Industrial Direct Co., Inc.,
Class A (a) 1,566 131,544
Murphy Oil Corp. (a) 3,753 138,786
Murphy USA, Inc. (a) 2,685 692,864
National Fuel Gas Co. (a)(c) 457 26,387
Navient Corp. (a) 13,015 208,110
NCR Corp. *(a)(c) 19,285 454,933
Nexstar Media Group, Inc. (a) 814 140,545
NiSource, Inc. (a) 5,133 143,519
Nordson Corp. (a) 123 27,338
Nordstrom, Inc. (a)(c) 9,636 156,778
NorthWestern Corp. (a)(c) 2,923 169,125
NRG Energy, Inc. (a) 18,650 639,509
Nu Skin Enterprises, Inc., Class A
(a)(c) 8,715 342,587
Nucor Corp. (a) 1,669 257,810
nVent Electric plc (a) 5,559 238,703
NVR, Inc. *(a) 13 72,438
Occidental Petroleum Corp. (a) 1,390 86,778
OGE Energy Corp. (a)(c) 5,794 218,202
Olaplex Holdings, Inc. * 30,858 131,764
Old Republic International Corp. (a) 17,356 433,379
Olin Corp. (a) 7,998 443,889
ON Semiconductor Corp. *(a)(c) 4,130 339,982
ONE Gas, Inc. (a) 3,539 280,395
OneMain Holdings, Inc. (a)(c) 2,564 95,073
Organon & Co. (a) 1,469 34,551
Oshkosh Corp. (a) 3,511 292,045
Ovintiv, Inc. (a)(c) 7,448 268,724
Owens Corning (a) 6,759 647,512
PACCAR, Inc. (a)(c) 6,797 497,540
Packaging Corp. of America (a)(c) 2,219 308,064
Patterson Cos., Inc. (a) 1,260 33,730
Paychex, Inc. (a) 231 26,470
PBF Energy, Inc., Class A (a)(c) 10,192 441,925
PDC Energy, Inc. (a)(c) 3,853 247,286
Penn Entertainment, Inc. *(a)(c) 2,551 75,663
Penske Automotive Group, Inc. (a) 4,263 604,536
Pentair plc (a) 3,106 171,669
PepsiCo, Inc. (a)(c) 2,715 494,945
Performance Food Group Co. *(a)
(c) 3,014 181,865
Petco Health & Wellness Co., Inc.
*(a) 6,544 58,896
Pfizer, Inc. (a)(c) 10,743 438,314
Philip Morris International, Inc. (a) 3,560 346,210
Phillips 66 (a)(c) 3,390 343,678
Pilgrim's Pride Corp. *(a) 14,197 329,086
Pinnacle West Capital Corp. (a) 5,680 450,083
Playtika Holding Corp. *(a) 40,423 455,163
Polaris, Inc. (a)(c) 3,848 425,704
Pool Corp. (a) 773 264,706
Popular, Inc. 5,592 321,037
Portland General Electric Co. (a) 1,401 68,495
Post Holdings, Inc. *(a) 1,508 135,524
Power Integrations, Inc. (a) 1,687 142,788

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 92.6% (continued)
Premier, Inc., Class A (a)(c) 787 25,475
Principal Financial Group, Inc. (a)
(c) 6,717 499,207
Procter & Gamble Co. (The) (a) 2,310 343,474
PTC, Inc. *(a) 743 95,275
PulteGroup, Inc. (a) 9,908 577,438
PVH Corp. (a) 8,511 758,841
QIAGEN NV (2)*(a) 6,207 282,707
Qorvo, Inc. *(a) 2,423 246,104
QUALCOMM, Inc. (a) 1,669 212,931
Qualys, Inc. *(a) 1,735 225,585
Quest Diagnostics, Inc. (a)(c) 1,112 157,326
QuidelOrtho Corp. *(a)(c) 4,770 424,959
Ralph Lauren Corp. (a)(c) 2,631 306,959
Raytheon Technologies Corp. (a)(c) 2,455 240,418
Regal Rexnord Corp. (a)(c) 2,696 379,408
Regeneron Pharmaceuticals, Inc.
*(a) 687 564,487
Reinsurance Group of America,
Inc. (a) 1,471 195,290
Reliance Steel & Aluminum Co. (a) 1,161 298,075
Reynolds Consumer Products, Inc.
(a)(c) 2,635 72,463
RingCentral, Inc., Class A *(a) 6,088 186,719
Robert Half International, Inc. (a) 4,237 341,375
Roche Holding AG (2)(a) 597 170,588
Roper Technologies, Inc. (a) 689 303,635
RXO, Inc. *(a)(c) 5,545 108,904
Ryder System, Inc. (a) 4,658 415,680
Salesforce, Inc. *(a) 1,796 358,805
Schneider National, Inc., Class B
(a) 24,852 664,791
Science Applications International
Corp. (a)(c) 1,605 172,473
Seagate Technology Holdings plc
(a) 656 43,375
SEI Investments Co. (a) 4,061 233,711
Semtech Corp. *(a) 1,250 30,175
Sensata Technologies Holding plc
(a)(c) 3,882 194,178
Signify NV (2)(a)(b) 20,257 675,471
Silgan Holdings, Inc. (a)(c) 5,212 279,728
Sinch AB (2)*(a)(b) 176,733 478,053
Six Flags Entertainment Corp. *(a) 9,177 245,118
Skechers USA, Inc., Class A *(a) 6,016 285,880
Skyworks Solutions, Inc. (a) 3,331 392,991
Snap-on, Inc. (a) 1,717 423,910
Sotera Health Co. *(a) 6,777 121,376
Southwest Airlines Co. (a) 8,387 272,913
Southwestern Energy Co. *(a)(c) 49,580 247,900
Spirit AeroSystems Holdings, Inc.,
Class A (a)(c) 2,769 95,614
Sprouts Farmers Market, Inc. *(a)
(c) 9,195 322,101
SS&C Technologies Holdings, Inc.
(a)(c) 1,661 93,797
State Street Corp. (a) 5,109 386,700
Steel Dynamics, Inc. (a)(c) 5,396 610,072
Stellantis NV (2)(a) 51,327 933,447
STERIS plc (a)(c) 1,129 215,955
INVESTMENTS SHARES VALUE ($)
United States - 92.6% (continued)
Stifel Financial Corp. (a) 5,115 302,245
Super Micro Computer, Inc. *(a) 1,303 138,835
Swiss Re AG (2)(a) 2,443 250,978
Synaptics, Inc. *(a) 3,769 418,924
Synchrony Financial (a) 17,252 501,688
Syneos Health, Inc. *(a) 17,367 618,613
Synopsys, Inc. *(a)(c) 1,051 405,949
Synovus Financial Corp. (a) 2,625 80,929
T. Rowe Price Group, Inc. (a)(c) 806 90,997
Tapestry, Inc. (a)(c) 8,719 375,876
Taylor Morrison Home Corp., Class
A *(a) 18,187 695,835
TD SYNNEX Corp. (a)(c) 6,096 590,032
Teleflex, Inc. (a) 866 219,366
Tenaris SA (2)(a) 49,277 698,216
Tenet Healthcare Corp. *(a) 6,174 366,859
Teradata Corp. *(a)(c) 16,142 650,200
Teradyne, Inc. (a) 2,111 226,954
Terex Corp. (a) 10,810 522,988
Tetra Tech, Inc. (a) 1,297 190,542
Texas Instruments, Inc. (a) 421 78,310
Texas Roadhouse, Inc. (a)(c) 4,320 466,819
Textron, Inc. (a)(c) 13,862 979,073
Thermo Fisher Scientific, Inc. (a) 413 238,041
Thor Industries, Inc. (a)(c) 2,931 233,425
Timken Co. (The) (a)(c) 5,068 414,157
Toll Brothers, Inc. (a) 10,659 639,860
Travel + Leisure Co. (a) 12,687 497,330
Travelers Cos., Inc. (The) (a) 1,569 268,942
TripAdvisor, Inc. *(a) 24,462 485,815
Tyson Foods, Inc., Class A (a) 5,969 354,081
UGI Corp. (a)(c) 5,104 177,415
U-Haul Holding Co. (a)(c) 1,721 89,234
U-Haul Holding Co. (a) 252 15,032
Ulta Beauty, Inc. *(a) 273 148,968
United Airlines Holdings, Inc. *(a) 4,642 205,409
United Rentals, Inc. (a) 1,328 525,569
United States Steel Corp. (a)(c) 20,053 523,383
United Therapeutics Corp. *(a) 3,280 734,589
Univar Solutions, Inc. *(a)(c) 7,972 279,259
Universal Display Corp. (a) 1,007 156,216
Universal Health Services, Inc.,
Class B (a) 3,772 479,421
Unum Group (a) 14,629 578,723
US Foods Holding Corp. *(a) 7,080 261,535
Vail Resorts, Inc. (a) 967 225,969
Valero Energy Corp. (a) 4,181 583,668
Veeva Systems, Inc., Class A *(a) 1,053 193,531
VeriSign, Inc. *(a) 705 148,988
Verizon Communications, Inc. (a)(c) 9,391 365,216
Vertex Pharmaceuticals, Inc. *(a) 1,274 401,399
Vertiv Holdings Co. (a) 8,307 118,873
Viasat, Inc. (a)(c) 7,325 247,878
Viatris, Inc. (a)(c) 52,894 508,840
Victoria's Secret & Co. *(a)(c) 5,148 175,804
Vishay Intertechnology, Inc. (a)(c) 25,089 567,513
Vistra Corp. (a) 6,961 167,064
Vontier Corp. (a) 3,778 103,291
Voya Financial, Inc. (a) 1,595 113,979

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 92.6% (continued)
Walgreens Boots Alliance, Inc. (a)
(c) 7,168 247,869
Walmart, Inc. (a) 5,397 795,788
Washington Federal, Inc. (a)(c) 1,654 49,818
Waters Corp. *(a) 619 191,661
Watts Water Technologies, Inc.,
Class A (a) 1,075 180,944
Werner Enterprises, Inc. (a) 10,366 471,549
WESCO International, Inc. (a)(c) 1,816 280,645
Western Union Co. (The) (a) 43,570 485,806
Westlake Corp. (a)(c) 4,093 474,706
Westrock Co. (a) 9,712 295,925
WEX, Inc. *(a) 353 64,913
Williams-Sonoma, Inc. (a) 3,158 384,202
WillScot Mobile Mini Holdings Corp.
*(a) 1,494 70,039
Wintrust Financial Corp. (a) 880 64,196
Woodward, Inc. (a) 2,206 214,798
Wyndham Hotels & Resorts, Inc. (a) 2,029 137,668
XPO, Inc. *(a) 4,771 152,195
YETI Holdings, Inc. *(a)(c) 1,329 53,160
Ziff Davis, Inc. *(a)(c) 2,656 207,301
Zimmer Biomet Holdings, Inc. (a)(c) 1,817 234,756
Zoom Video Communications, Inc.,
Class A *(a)(c) 4,908 362,407
147,745,013
—
TOTAL COMMON STOCKS
(Cost $228,634,579) 284,313,181
PREFERRED STOCKS - 0.1%
Germany - 0.1%
Henkel AG & Co. KGaA
(Preference) (2)(a)
(Cost $71,317) 1,188 92,942
NO. OF
RIGHTS
RIGHTS - 0.0% (d)
Germany - 0.0% (d)
TUI AG, expiring 4/17/2023 *(a)(c)
(Cost $–) 40,181 53,037
SHARES
SHORT-TERM INVESTMENTS - 72.9%
INVESTMENT COMPANIES - 53.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.50% (e)(f) 3,877,267 3,877,267
J.P. Morgan U.S. Treasury Plus
Money Market Fund - IM Shares,
4.80% (e)(f) 141,312 141,312
Limited Purpose Cash Investment
Fund, 4.73% (e) 82,003,043 81,970,241
TOTAL INVESTMENT COMPANIES
(Cost $85,976,989) 85,988,820
—
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 19.0%
U.S. Treasury Bills
3.93%, 4/6/2023 (2)(g) $ 1,474,000 1,473,433
4.11%, 4/13/2023 (2)(g)(h) 19,310,000 19,285,226
4.33%, 4/20/2023 (2)(g) 474,000 472,960
4.49%, 4/27/2023 (2)(g) 555,000 553,298
4.59%, 5/11/2023 (2)(g) 1,127,000 1,121,469
4.54%, 5/18/2023 (2)(g) 220,000 218,713
4.66%, 6/1/2023 (2)(g) 230,000 228,290
4.74%, 6/15/2023 (2)(g) 158,000 156,513
4.66%, 6/22/2023 (2)(g) 637,000 630,490
4.75%, 7/6/2023 (2)(g) 546,000 539,381
4.82%, 7/13/2023 (2)(g) 1,383,000 1,364,850
4.80%, 7/20/2023 (2)(g) 262,000 258,359
4.79%, 8/3/2023 (2)(g) 355,000 349,334
5.07%, 8/31/2023 (2)(g) 191,000 187,276
5.10%, 9/7/2023 (2)(g) 878,000 860,080
4.81%, 9/14/2023 (2)(g) 1,519,000 1,486,423
4.73%, 9/21/2023 (2)(g) 741,000 724,530
4.76%, 9/28/2023 (2)(g) 431,000 420,977
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,327,147) 30,331,602
TOTAL SHORT-TERM INVESTMENTS
(Cost $116,304,136) 116,320,422
TOTAL LONG POSITIONS
(Cost $345,010,032) 400,779,582
SHARES
SHORT POSITIONS - (162.8)%
COMMON STOCKS - (162.2)%
Australia - (4.1)%
Allkem Ltd. (2) (12,520) (100,299)
ALS Ltd. (2) (3,366) (27,951)
Alumina Ltd. (2) (228,311) (223,799)
Ampol Ltd. (2) (7,804) (159,107)
APA Group (2) (46,310) (314,594)
Cleanaway Waste Management
Ltd. (2) (50,585) (80,946)
Cochlear Ltd. (2) (743) (118,286)
Commonwealth Bank of Australia
(2) (6,208) (409,886)
Domino's Pizza Enterprises Ltd. (2) (828) (27,795)
Endeavour Group Ltd. (2) (49,352) (224,221)
Evolution Mining Ltd. (2) (80,004) (166,107)
Fortescue Metals Group Ltd. (2) (8,647) (129,978)
IDP Education Ltd. (2) (28,215) (519,959)
IGO Ltd. (2) (41,664) (357,274)
Insurance Australia Group Ltd. (2) (92,315) (290,579)
Lendlease Corp. Ltd. (2) (12,068) (58,730)
Lynas Rare Earths Ltd. (2) (78,359) (333,567)
Macquarie Group Ltd. (2) (1,647) (195,004)
Medibank Pvt Ltd. (2) (11,966) (27,003)
Mineral Resources Ltd. (2) (2,278) (123,142)
National Australia Bank Ltd. (2) (13,913) (259,246)
Newcrest Mining Ltd. (2) (5,635) (100,587)
NEXTDC Ltd. (2) (32,788) (232,034)
QBE Insurance Group Ltd. (2) (28,759) (281,566)
Ramsay Health Care Ltd. (2) (13,560) (605,903)
REA Group Ltd. (2) (2,608) (243,179)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Australia - (4.1)% (continued)
Reece Ltd. (2) (7,845) (91,942)
Santos Ltd. (2) (13,555) (62,386)
SEEK Ltd. (2) (10,858) (175,521)
Seven Group Holdings Ltd. (2) (6,124) (95,129)
Transurban Group (2) (7,294) (69,646)
WiseTech Global Ltd. (2) (587) (25,860)
Woodside Energy Group Ltd. (2) (11,214) (250,523)
Woolworths Group Ltd. (2) (8,428) (214,263)
(6,596,012)
—
Belgium - (0.8)%
Anheuser-Busch InBev SA/NV (2) (5,898) (393,161)
D'ieteren Group (2) (1,844) (358,809)
Galapagos NV (2) (1,901) (73,084)
KBC Group NV (2) (2,049) (140,788)
UCB SA (2) (3,965) (354,377)
(1,320,219)
—
Brazil - (0.4)%
MercadoLibre, Inc. (362) (477,138)
Wheaton Precious Metals Corp. (4,853) (233,727)
(710,865)
—
Canada - (7.6)%
Agnico Eagle Mines Ltd. (7,908) (403,153)
Air Canada (20,260) (287,073)
Alamos Gold, Inc., Class A (11,254) (137,396)
Algonquin Power & Utilities Corp. (55,716) (467,495)
AltaGas Ltd. (2,526) (42,109)
Aritzia, Inc. (12,773) (409,889)
Ballard Power Systems, Inc. (15,627) (87,183)
Barrick Gold Corp. (19,544) (362,826)
BlackBerry Ltd. (42,730) (196,024)
Boralex, Inc., Class A (1,645) (50,086)
Brookfield Corp. (9,680) (315,361)
CAE, Inc. (6,133) (138,679)
Cameco Corp. (14,938) (391,162)
Canadian Pacific Railway Ltd. (2,116) (162,939)
CCL Industries, Inc., Class B (4,207) (208,996)
Colliers International Group, Inc. (2,931) (309,322)
Constellation Software, Inc. (181) (340,292)
Descartes Systems Group, Inc.
(The) (1,047) (84,504)
Dollarama, Inc. (5,467) (326,726)
Element Fleet Management Corp. (18,402) (241,684)
Emera, Inc. (9,702) (398,561)
Enbridge, Inc. (14,464) (551,483)
FirstService Corp. (1,208) (170,210)
Franco-Nevada Corp. (2,840) (414,243)
GFL Environmental, Inc. (6,143) (211,812)
Gildan Activewear, Inc. (918) (30,498)
Innergex Renewable Energy, Inc. (13,007) (141,282)
Intact Financial Corp. (2,301) (329,308)
Kinaxis, Inc. (1,625) (223,111)
Kinross Gold Corp. (11,742) (55,256)
Lightspeed Commerce, Inc. (1,691) (25,712)
Lumine Group, Inc. (i) (225) (2,449)
Metro, Inc. (4,717) (259,461)
Nuvei Corp. (b) (1,126) (49,056)
Pan American Silver Corp. (13,309) (242,841)
INVESTMENTS SHARES VALUE ($)
Canada - (7.6)% (continued)
Pembina Pipeline Corp. (2,172) (70,359)
PrairieSky Royalty Ltd. (10,890) (172,435)
Restaurant Brands International,
Inc. (2,871) (192,738)
Ritchie Bros Auctioneers, Inc. (2,689) (151,292)
Rogers Communications, Inc.,
Class B (9,435) (437,298)
Royal Bank of Canada (3,961) (378,808)
Shopify, Inc., Class A (19,896) (953,949)
SNC-Lavalin Group, Inc. (10,189) (250,447)
SSR Mining, Inc. (7,538) (114,004)
TC Energy Corp. (7,954) (309,391)
Thomson Reuters Corp. (3,180) (413,741)
WSP Global, Inc. (3,877) (507,840)
Yamana Gold, Inc. (8,722) (50,854)
(12,071,338)
—
Chile - (0.3)%
Antofagasta plc (2) (25,289) (495,348)
China - (0.3)%
Prosus NV (2) (5,681) (444,845)
Denmark - (2.2)%
Ambu A/S, Class B (2) (7,603) (114,327)
Coloplast A/S, Class B (2) (2,697) (355,107)
Demant A/S (2) (1,987) (69,757)
DSV A/S (2) (2,848) (552,220)
Novo Nordisk A/S, Class B (2) (744) (118,163)
Novozymes A/S, Class B (2) (6,523) (333,998)
Orsted A/S (2)(b) (7,132) (608,131)
Tryg A/S (2) (19,360) (423,318)
Vestas Wind Systems A/S (2) (30,615) (892,257)
(3,467,278)
—
Faroe Islands - (0.0)% (d)
Bakkafrost P/F (2) (828) (53,455)
Finland - (1.0)%
Huhtamaki OYJ (2) (2,643) (98,187)
Neste OYJ (2) (8,002) (395,330)
Nokian Renkaat OYJ (2) (19,991) (191,251)
Nordea Bank Abp (2) (10,979) (117,237)
Sampo OYJ, Class A (2) (6,015) (283,819)
UPM-Kymmene OYJ (2) (15,351) (515,609)
(1,601,433)
—
France - (5.9)%
Accor SA (2) (5,054) (164,311)
Aeroports de Paris (2) (379) (54,107)
Air Liquide SA (2) (3,759) (629,214)
Airbus SE (2) (4,625) (617,750)
BioMerieux (2) (1,878) (197,972)
Bollore SE (2) (30,917) (191,118)
Bureau Veritas SA (2) (7,479) (214,890)
Capgemini SE (2) (1,053) (195,685)
Cie Generale des Etablissements
Michelin SCA (2) (11,027) (337,076)
Dassault Systemes SE (2) (24,918) (1,027,895)
Edenred (2) (12,458) (737,324)
EssilorLuxottica SA (2) (1,199) (216,207)
Faurecia SE (2) (11,738) (255,108)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - (5.9)% (continued)
Gaztransport Et Technigaz SA (2) (379) (38,782)
Getlink SE (2) (8,181) (134,738)
Hermes International (2) (110) (222,778)
Kering SA (2) (140) (91,340)
Legrand SA (2) (492) (44,955)
L'Oreal SA (2) (1,280) (571,959)
LVMH Moet Hennessy Louis
Vuitton SE (2) (894) (820,611)
Pernod Ricard SA (2) (1,743) (394,669)
Remy Cointreau SA (2) (209) (38,055)
Safran SA (2) (1,213) (179,568)
Sartorius Stedim Biotech (2) (2,310) (708,697)
SEB SA (2) (1,247) (141,889)
SOITEC (2) (1,067) (171,225)
Teleperformance (2) (431) (104,144)
Thales SA (2) (1,521) (224,875)
Valeo (2) (7,409) (152,031)
Worldline SA (2)(b) (12,032) (511,342)
(9,390,315)
—
Germany - (5.6)%
adidas AG (2) (4,308) (763,690)
Aroundtown SA (2) (19,958) (28,531)
Carl Zeiss Meditec AG (2) (2,523) (351,433)
Continental AG (2) (3,038) (227,636)
CTS Eventim AG & Co. KGaA (2) (4,881) (305,140)
Fraport AG Frankfurt Airport
Services Worldwide (2) (4,136) (208,495)
Infineon Technologies AG (2) (10,164) (417,387)
Merck KGaA (2) (4,145) (772,773)
MTU Aero Engines AG (2) (515) (128,874)
Nemetschek SE (2) (4,159) (287,099)
Puma SE (2) (4,058) (251,565)
Rational AG (2) (121) (81,334)
Rheinmetall AG (2) (836) (247,665)
RWE AG (2) (32,258) (1,388,010)
SAP SE (2) (5,067) (639,813)
Siemens AG (Registered) (2) (1,078) (174,640)
Siemens Healthineers AG (2)(b) (15,871) (914,995)
Symrise AG (2) (7,065) (768,841)
TeamViewer SE (2)(b) (5,705) (97,187)
United Internet AG (Registered) (2) (2,660) (45,853)
VERBIO Vereinigte BioEnergie AG
(2) (1,741) (81,787)
Vonovia SE (2) (17,661) (332,642)
Zalando SE (2)(b) (10,112) (423,799)
(8,939,189)
—
Hong Kong - (0.4)%
Prudential plc (2) (46,873) (641,768)
Italy - (3.1)%
Amplifon SpA (2) (6,675) (231,359)
Brunello Cucinelli SpA (2) (683) (67,765)
Davide Campari-Milano NV (2) (30,661) (374,121)
DiaSorin SpA (2) (880) (92,736)
ERG SpA (2) (8,068) (244,808)
Ferrari NV (2) (1,993) (540,071)
FinecoBank Banca Fineco SpA (2) (3,135) (48,032)
INVESTMENTS SHARES VALUE ($)
Italy - (3.1)% (continued)
Infrastrutture Wireless Italiane SpA
(2)(b) (26,313) (345,709)
Interpump Group SpA (2) (4,499) (252,296)
Moncler SpA (2) (9,522) (657,699)
Nexi SpA (2)(b) (81,682) (663,840)
Recordati Industria Chimica e
Farmaceutica SpA (2) (9,529) (403,071)
Snam SpA (2) (21,120) (111,979)
Telecom Italia SpA (2) (1,140,163) (376,008)
Terna - Rete Elettrica Nazionale (2) (72,595) (595,815)
(5,005,309)
—
Japan - (24.9)%
ABC-Mart, Inc. (2) (1,300) (71,940)
Advantest Corp. (2) (4,600) (426,449)
Aeon Co. Ltd. (2) (23,900) (463,679)
Ajinomoto Co., Inc. (2) (4,400) (153,067)
ANA Holdings, Inc. (2) (6,000) (130,410)
Asahi Intecc Co. Ltd. (2) (11,900) (210,252)
Asics Corp. (2) (15,300) (435,812)
Astellas Pharma, Inc. (2) (5,700) (80,982)
Azbil Corp. (2) (2,500) (68,474)
Bandai Namco Holdings, Inc. (2) (7,800) (168,161)
Bank of Kyoto Ltd. (The) (2) (2,800) (132,439)
BayCurrent Consulting, Inc. (2) (3,300) (137,010)
Bridgestone Corp. (2) (6,800) (276,234)
Calbee, Inc. (2) (6,800) (142,000)
Canon, Inc. (2) (8,600) (191,521)
Capcom Co. Ltd. (2) (6,800) (243,376)
Chugai Pharmaceutical Co. Ltd. (2) (5,900) (145,687)
Concordia Financial Group Ltd. (2) (34,900) (128,640)
Cosmos Pharmaceutical Corp. (2) (2,600) (234,131)
Daifuku Co. Ltd. (2) (9,900) (183,815)
Daiichi Sankyo Co. Ltd. (2) (15,300) (558,108)
Daikin Industries Ltd. (2) (6,200) (1,112,321)
Denso Corp. (2) (14,300) (807,199)
Disco Corp. (2) (3,600) (418,794)
East Japan Railway Co. (2) (9,600) (531,279)
Eisai Co. Ltd. (2) (8,900) (505,516)
FANUC Corp. (2) (29,500) (1,065,310)
Fast Retailing Co. Ltd. (2) (600) (131,348)
FUJIFILM Holdings Corp. (2) (5,400) (274,120)
GMO Payment Gateway, Inc. (2) (2,000) (173,155)
Harmonic Drive Systems, Inc. (2) (11,400) (380,171)
Hikari Tsushin, Inc. (2) (1,200) (168,632)
Hoshizaki Corp. (2) (5,700) (210,583)
Hoya Corp. (2) (4,200) (464,152)
Hulic Co. Ltd. (2) (15,200) (125,024)
Itochu Techno-Solutions Corp. (2) (2,500) (61,600)
Japan Airlines Co. Ltd. (2) (27,300) (532,298)
Japan Airport Terminal Co. Ltd. (2) (10,200) (509,519)
JSR Corp. (2) (32,300) (764,098)
Kadokawa Corp. (2) (12,800) (273,381)
Kakaku.com, Inc. (2) (6,900) (94,718)
Kansai Paint Co. Ltd. (2) (12,000) (162,631)
KDDI Corp. (2) (5,400) (166,524)
Keio Corp. (2) (8,800) (309,010)
Keisei Electric Railway Co. Ltd. (2) (8,100) (249,499)
Keyence Corp. (2) (800) (392,087)
Kikkoman Corp. (2) (5,700) (291,005)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - (24.9)% (continued)
Kintetsu Group Holdings Co. Ltd.
(2) (9,300) (299,589)
Kobe Bussan Co. Ltd. (2) (19,100) (533,314)
Koei Tecmo Holdings Co. Ltd. (2) (4,400) (79,523)
Kose Corp. (2) (2,300) (273,374)
Kubota Corp. (2) (28,600) (433,614)
Kurita Water Industries Ltd. (2) (2,800) (128,260)
Kyowa Kirin Co. Ltd. (2) (6,300) (137,539)
Kyushu Railway Co. (2) (2,500) (55,624)
Lasertec Corp. (2) (3,900) (692,950)
M3, Inc. (2) (24,600) (619,159)
Makita Corp. (2) (13,000) (323,763)
Marui Group Co. Ltd. (2) (17,100) (261,748)
MatsukiyoCocokara & Co. (2) (5,600) (296,641)
Mercari, Inc. (2) (14,800) (260,869)
Mitsubishi Estate Co. Ltd. (2) (27,000) (321,156)
Mitsubishi UFJ Financial Group,
Inc. (2) (96,500) (618,437)
Mitsui Fudosan Co. Ltd. (2) (9,900) (185,966)
Mitsui OSK Lines Ltd. (2) (16,500) (413,781)
Miura Co. Ltd. (2) (1,000) (25,647)
MonotaRO Co. Ltd. (2) (29,900) (376,609)
Nabtesco Corp. (2) (1,400) (34,435)
Nagoya Railroad Co. Ltd. (2) (6,700) (103,418)
Nexon Co. Ltd. (2) (1,500) (35,818)
NIDEC Corp. (2) (19,000) (988,779)
Nihon M&A Center Holdings, Inc.
(2) (16,100) (120,675)
Nintendo Co. Ltd. (2) (7,000) (271,891)
Nippon Paint Holdings Co. Ltd. (2) (29,800) (280,212)
Nippon Sanso Holdings Corp. (2) (4,900) (88,526)
Nippon Shinyaku Co. Ltd. (2) (2,000) (88,250)
Nissan Chemical Corp. (2) (1,900) (86,292)
Nissan Motor Co. Ltd. (2) (90,500) (342,505)
Nisshin Seifun Group, Inc. (2) (2,200) (25,746)
Nissin Foods Holdings Co. Ltd. (2) (400) (36,576)
Nitori Holdings Co. Ltd. (2) (1,600) (193,219)
Nomura Research Institute Ltd. (2) (17,500) (409,285)
Obic Co. Ltd. (2) (2,900) (459,341)
Odakyu Electric Railway Co. Ltd.
(2) (26,200) (340,870)
Olympus Corp. (2) (11,200) (196,703)
Omron Corp. (2) (1,300) (76,085)
Oriental Land Co. Ltd. (2) (16,000) (547,828)
Pan Pacific International Holdings
Corp. (2) (6,600) (127,685)
Rakuten Group, Inc. (2) (140,100) (653,398)
Recruit Holdings Co. Ltd. (2) (6,200) (170,556)
Resona Holdings, Inc. (2) (91,800) (442,856)
Resonac Holdings Corp. (2) (10,800) (178,316)
Rinnai Corp. (2) (4,800) (117,557)
Sekisui House Ltd. (2) (21,900) (446,349)
Seven & i Holdings Co. Ltd. (2) (3,700) (167,144)
SG Holdings Co. Ltd. (2) (25,100) (372,187)
Sharp Corp. (2) (21,400) (151,308)
SHIFT, Inc. (2) (300) (53,659)
Shimadzu Corp. (2) (900) (28,253)
Shimano, Inc. (2) (1,400) (242,740)
Shionogi & Co. Ltd. (2) (1,900) (85,700)
Shiseido Co. Ltd. (2) (6,000) (281,300)
INVESTMENTS SHARES VALUE ($)
Japan - (24.9)% (continued)
Shizuoka Financial Group, Inc. (2) (6,600) (47,394)
SMC Corp. (2) (700) (371,082)
SoftBank Corp. (2) (61,700) (712,253)
SoftBank Group Corp. (2) (22,800) (896,348)
Sony Group Corp. (2) (11,800) (1,074,784)
Suzuki Motor Corp. (2) (2,600) (94,685)
Sysmex Corp. (2) (3,100) (203,458)
T&D Holdings, Inc. (2) (12,700) (157,402)
Takeda Pharmaceutical Co. Ltd. (2) (7,000) (229,905)
Terumo Corp. (2) (8,900) (240,703)
TIS, Inc. (2) (1,000) (26,446)
Tobu Railway Co. Ltd. (2) (10,900) (260,954)
Toho Co. Ltd. (2) (1,200) (46,007)
Tokio Marine Holdings, Inc. (2) (8,700) (167,431)
Tokyo Century Corp. (2) (1,100) (36,723)
Tokyo Electron Ltd. (2) (4,800) (586,397)
Tokyu Corp. (2) (24,400) (324,816)
Toshiba Corp. (2) (16,300) (547,347)
TOTO Ltd. (2) (4,400) (147,416)
Toyota Motor Corp. (2) (88,200) (1,255,564)
Trend Micro, Inc. (2) (800) (39,248)
Unicharm Corp. (2) (7,500) (308,293)
USS Co. Ltd. (2) (17,900) (310,558)
Welcia Holdings Co. Ltd. (2) (14,000) (299,720)
West Japan Railway Co. (2) (11,900) (490,180)
Yakult Honsha Co. Ltd. (2) (1,800) (130,789)
Yamaha Corp. (2) (18,800) (726,131)
Yamato Holdings Co. Ltd. (2) (4,900) (84,110)
Yaskawa Electric Corp. (2) (6,600) (289,475)
Z Holdings Corp. (2) (85,900) (243,565)
(39,688,370)
—
Luxembourg - (0.0)% (d)
Eurofins Scientific SE (2) (1,028) (68,835)
Netherlands - (2.7)%
Adyen NV (2)(b) (298) (474,842)
Akzo Nobel NV (2) (3,721) (291,037)
Argenx SE (2) (1,716) (637,246)
ASM International NV (2) (644) (261,400)
ASML Holding NV (2) (1,084) (738,690)
BE Semiconductor Industries NV
(2) (387) (33,826)
EXOR NV (2) (1,108) (91,365)
IMCD NV (2) (1,981) (323,925)
JDE Peet's NV (1,149) (33,420)
Koninklijke KPN NV (2) (65,699) (232,152)
Koninklijke Vopak NV (2) (4,807) (169,716)
SBM Offshore NV (2) (9,367) (139,076)
Universal Music Group NV (2) (27,143) (687,390)
Wolters Kluwer NV (2) (1,735) (219,020)
(4,333,105)
—
New Zealand - (0.1)%
Xero Ltd. (2) (3,039) (184,320)
Norway - (0.6)%
DNB Bank ASA (2) (9,212) (164,856)
Gjensidige Forsikring ASA (2) (15,252) (249,405)
Kongsberg Gruppen ASA (2) (4,899) (198,031)
Mowi ASA (2) (8,628) (159,583)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Norway - (0.6)% (continued)
Schibsted ASA, Class A (2) (5,665) (96,163)
Telenor ASA (2) (2,222) (26,053)
TOMRA Systems ASA (2) (2,665) (44,992)
(939,083)
—
Singapore - (1.6)%
City Developments Ltd. (2) (7,800) (43,282)
DBS Group Holdings Ltd. (2) (20,100) (499,722)
Grab Holdings Ltd., Class A (92,048) (277,064)
Keppel Corp. Ltd. (2) (34,300) (145,525)
Sea Ltd., ADR (2,137) (184,957)
Singapore Technologies
Engineering Ltd. (2) (172,200) (474,042)
Singapore Telecommunications
Ltd. (2) (467,400) (866,033)
(2,490,625)
—
South Korea - (0.3)%
Delivery Hero SE (2)(b) (14,120) (481,703)
Spain - (3.0)%
Aena SME SA (2)(b) (411) (66,462)
Amadeus IT Group SA (2) (10,744) (720,746)
Bankinter SA (2) (30,226) (171,696)
CaixaBank SA (2) (6,686) (26,088)
Cellnex Telecom SA (2)(b) (19,493) (758,037)
Corp. ACCIONA Energias
Renovables SA (2) (1,466) (56,854)
Endesa SA (2) (4,465) (96,979)
Ferrovial SA (2) (36,963) (1,088,464)
Fluidra SA (2) (13,057) (230,111)
Grifols SA (2) (43,465) (430,228)
Iberdrola SA (2) (30,857) (384,411)
Industria de Diseno Textil SA (2) (4,459) (149,801)
Naturgy Energy Group SA (2) (16,286) (490,266)
Telefonica SA (2) (16,740) (72,096)
(4,742,239)
—
Sweden - (3.0)%
Atlas Copco AB, Class A (2) (25,773) (326,501)
Beijer Ref AB (2) (17,567) (308,257)
Epiroc AB, Class A (2) (17,631) (349,976)
EQT AB (2) (39,285) (802,490)
Evolution AB (2)(b) (628) (84,138)
Hexagon AB, Class B (2) (49,424) (568,841)
Holmen AB, Class B (2) (5,627) (216,934)
Husqvarna AB, Class B (2) (9,465) (82,154)
Indutrade AB (2) (3,181) (67,695)
Lifco AB, Class B (2) (7,454) (160,728)
Nibe Industrier AB, Class B (2) (31,755) (361,979)
Saab AB, Class B (2) (451) (27,399)
Sagax AB, Class B (2) (9,092) (209,574)
Svenska Cellulosa AB SCA, Class
B (2) (54,148) (713,158)
Svenska Handelsbanken AB, Class
A (2) (13,425) (116,272)
Tele2 AB, Class B (2) (23,213) (231,041)
Telia Co. AB (2) (68,670) (174,371)
(4,801,508)
—
INVESTMENTS SHARES VALUE ($)
Switzerland - (4.1)%
ABB Ltd. (Registered) (2) (9,390) (323,030)
Bachem Holding AG, Class B (2) (1,661) (167,034)
Banque Cantonale Vaudoise
(Registered) (2) (2,508) (236,670)
Belimo Holding AG (Registered) (2) (53) (25,616)
Chocoladefabriken Lindt &
Spruengli AG (2) (12) (141,728)
Clariant AG (Registered) (2) (10,368) (171,998)
Credit Suisse Group AG
(Registered) (2) (115,643) (103,850)
EMS-Chemie Holding AG
(Registered) (2) (170) (140,527)
Galenica AG (2)(b) (388) (32,824)
Givaudan SA (Registered) (2) (200) (650,958)
Julius Baer Group Ltd. (2) (643) (43,922)
Logitech International SA
(Registered) (2) (9,878) (576,545)
Lonza Group AG (Registered) (2) (447) (269,094)
Partners Group Holding AG (2) (407) (383,281)
PSP Swiss Property AG
(Registered) (2) (2,373) (270,046)
Schindler Holding AG (2) (212) (46,975)
SIG Group AG (2) (26,615) (685,688)
Sika AG (Registered) (2) (2,042) (572,772)
Sonova Holding AG (Registered)
(2) (510) (150,444)
Straumann Holding AG
(Registered) (2) (3,375) (506,198)
Swiss Prime Site AG (Registered)
(2) (3,223) (268,017)
Temenos AG (Registered) (2) (2,551) (177,514)
VAT Group AG (2)(b) (595) (214,964)
Zurich Insurance Group AG (2) (739) (354,128)
(6,513,823)
—
United Kingdom - (5.6)%
Admiral Group plc (2) (11,136) (279,635)
Ashtead Group plc (2) (4,634) (284,550)
AstraZeneca plc (2) (5,260) (728,797)
Beazley plc (2) (7,202) (53,255)
Bellway plc (2) (1,016) (27,674)
Berkeley Group Holdings plc (2) (2,061) (106,776)
boohoo Group plc (2) (33,227) (24,427)
CNH Industrial NV (2) (29,639) (453,512)
Compass Group plc (2) (3,047) (76,576)
ConvaTec Group plc (2)(b) (61,850) (174,777)
Croda International plc (2) (7,189) (577,805)
Dechra Pharmaceuticals plc (2) (2,441) (79,917)
Diageo plc (2) (6,928) (309,194)
easyJet plc (2) (33,223) (212,328)
Halma plc (2) (11,104) (306,543)
Hargreaves Lansdown plc (2) (9,060) (89,753)
Hiscox Ltd. (2) (12,589) (172,254)
Informa plc (2) (42,659) (365,650)
Intermediate Capital Group plc (2) (5,548) (83,741)
ITV plc (2) (38,779) (39,829)
Legal & General Group plc (2) (10,769) (31,850)
M&G plc (2) (72,252) (177,092)
National Grid plc (2) (52,632) (711,953)
Ocado Group plc (2) (12,643) (83,714)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (5.6)% (continued)
Reckitt Benckiser Group plc (2) (10,065) (765,721)
RELX plc (2) (8,055) (260,877)
Rolls-Royce Holdings plc (2) (177,081) (326,159)
Sage Group plc (The) (2) (8,488) (81,455)
Spectris plc (2) (4,232) (192,012)
Spirax-Sarco Engineering plc (2) (2,658) (390,255)
SSE plc (2) (3,191) (71,204)
St James's Place plc (2) (19,398) (291,076)
Tate & Lyle plc (2) (4,588) (44,435)
Unilever plc (2) (2,358) (122,189)
United Utilities Group plc (2) (9,599) (125,627)
Weir Group plc (The) (2) (4,834) (110,899)
WH Smith plc (2) (2,620) (48,497)
WPP plc (2) (49,820) (591,907)
(8,873,915)
—
United States - (84.4)%
10X Genomics, Inc., Class A (10,545) (588,306)
Acadia Healthcare Co., Inc. (4,996) (360,961)
Advanced Drainage Systems, Inc. (2,146) (180,715)
Advanced Micro Devices, Inc. (3,633) (356,070)
AES Corp. (The) (4,264) (102,677)
Affirm Holdings, Inc. (13,200) (148,764)
Aflac, Inc. (2,940) (189,689)
agilon health, Inc. (11,321) (268,874)
Air Products and Chemicals, Inc. (1,351) (388,021)
Airbnb, Inc., Class A (2,593) (322,569)
Albemarle Corp. (669) (147,876)
Alcoa Corp. (11,133) (473,820)
Align Technology, Inc. (431) (144,014)
Allegion plc (1,191) (127,115)
Alliant Energy Corp. (7,616) (406,694)
Allstate Corp. (The) (2,109) (233,698)
Alnylam Pharmaceuticals, Inc. (1,748) (350,159)
Alteryx, Inc., Class A (6,607) (388,756)
Amazon.com, Inc. (8,085) (835,100)
Amcor plc (29,508) (335,801)
Amedisys, Inc. (1,300) (95,615)
American Airlines Group, Inc. (35,978) (530,676)
American Express Co. (4,799) (791,595)
American Financial Group, Inc. (712) (86,508)
American Water Works Co., Inc. (4,503) (659,644)
AMETEK, Inc. (1,300) (188,929)
Amphenol Corp., Class A (1,688) (137,943)
Aon plc, Class A (1,957) (617,023)
AptarGroup, Inc. (2,148) (253,872)
Aptiv plc (5,668) (635,893)
Arista Networks, Inc. (153) (25,683)
Armstrong World Industries, Inc. (2,643) (188,287)
Arrowhead Pharmaceuticals, Inc. (6,814) (173,076)
Arthur J Gallagher & Co. (1,961) (375,159)
Ashland, Inc. (2,802) (287,793)
Atlassian Corp., Class A (438) (74,972)
Atmos Energy Corp. (2,490) (279,776)
Automatic Data Processing, Inc. (1,646) (366,449)
AutoZone, Inc. (93) (228,608)
Avery Dennison Corp. (1,902) (340,325)
Axalta Coating Systems Ltd. (3,642) (110,316)
Axon Enterprise, Inc. (213) (47,893)
AZEK Co., Inc. (The) (14,400) (338,976)
INVESTMENTS SHARES VALUE ($)
United States - (84.4)% (continued)
Azenta, Inc. (10,189) (454,633)
Baker Hughes Co. (7,682) (221,703)
Ball Corp. (10,374) (571,711)
Bank of America Corp. (11,744) (335,878)
Bank of Hawaii Corp. (3,232) (168,323)
Baxter International, Inc. (5,979) (242,508)
BellRing Brands, Inc. (1,047) (35,598)
Bentley Systems, Inc., Class B (1,525) (65,560)
BILL Holdings, Inc. (3,212) (260,622)
BioMarin Pharmaceutical, Inc. (2,025) (196,911)
Bio-Rad Laboratories, Inc., Class A (478) (228,972)
BJ's Wholesale Club Holdings, Inc. (5,028) (382,480)
BlackRock, Inc. (781) (522,583)
Block, Inc., Class A (4,426) (303,845)
Boeing Co. (The) (3,926) (834,000)
BOK Financial Corp. (1,081) (91,247)
Boston Scientific Corp. (7,445) (372,473)
Bright Horizons Family Solutions,
Inc. (2,739) (210,876)
Brink's Co. (The) (1,739) (116,165)
Broadridge Financial Solutions, Inc. (1,676) (245,651)
Brookfield Renewable Corp. (1,579) (55,215)
Brown & Brown, Inc. (5,550) (318,681)
Burlington Stores, Inc. (939) (189,772)
Cable One, Inc. (467) (327,834)
Cabot Corp. (1,233) (94,497)
Cadence Bank (4,082) (84,742)
Caesars Entertainment, Inc. (4,091) (199,682)
CarMax, Inc. (2,028) (130,360)
Carnival Corp. (34,774) (352,956)
Carvana Co. (5,427) (53,130)
Catalent, Inc. (2,666) (175,183)
Cboe Global Markets, Inc. (3,735) (501,386)
Celsius Holdings, Inc. (1,979) (183,928)
CenterPoint Energy, Inc. (2,715) (79,984)
Ceridian HCM Holding, Inc. (3,206) (234,743)
CH Robinson Worldwide, Inc. (2,438) (242,264)
Charles Schwab Corp. (The) (10,969) (574,556)
Chart Industries, Inc. (1,660) (208,164)
Charter Communications, Inc.,
Class A (1,281) (458,098)
Chemed Corp. (674) (362,444)
Cheniere Energy, Inc. (4,152) (654,355)
Chewy, Inc., Class A (3,752) (140,250)
Chipotle Mexican Grill, Inc. (157) (268,202)
Chubb Ltd. (1,184) (229,909)
Church & Dwight Co., Inc. (1,309) (115,729)
Churchill Downs, Inc. (280) (71,974)
Ciena Corp. (5,004) (262,810)
Cincinnati Financial Corp. (4,400) (493,152)
Clarivate plc (26,646) (250,206)
Clorox Co. (The) (557) (88,140)
Cloudflare, Inc., Class A (4,839) (298,373)
CME Group, Inc. (4,088) (782,934)
CMS Energy Corp. (4,179) (256,507)
CNX Resources Corp. (43,530) (697,351)
Cognex Corp. (1,444) (71,550)
Coherent Corp. (7,550) (287,504)
Coinbase Global, Inc., Class A (372) (25,136)
Comerica, Inc. (1,198) (52,017)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (84.4)% (continued)
Commerce Bancshares, Inc. (8,676) (506,245)
Confluent, Inc., Class A (14,575) (350,820)
Constellation Brands, Inc., Class A (1,577) (356,229)
Constellation Energy Corp. (3,801) (298,379)
Core & Main, Inc., Class A (5,211) (120,374)
Corteva, Inc. (11,569) (697,726)
CoStar Group, Inc. (5,663) (389,898)
Costco Wholesale Corp. (1,464) (727,418)
Crocs, Inc. (1,281) (161,970)
Crowdstrike Holdings, Inc., Class A (1,894) (259,970)
Crown Holdings, Inc. (5,610) (464,003)
CSL Ltd. (2) (4,571) (885,267)
CSX Corp. (8,159) (244,280)
Cullen/Frost Bankers, Inc. (4,238) (446,431)
Datadog, Inc., Class A (2,794) (203,012)
DaVita, Inc. (1,346) (109,174)
Deere & Co. (1,107) (457,058)
Definitive Healthcare Corp. (25,574) (264,179)
Delta Air Lines, Inc. (9,143) (319,274)
Devon Energy Corp. (2,220) (112,354)
Dexcom, Inc. (3,794) (440,787)
Dollar General Corp. (2,985) (628,223)
Dollar Tree, Inc. (3,486) (500,415)
Dominion Energy, Inc. (10,742) (600,585)
DoorDash, Inc., Class A (4,193) (266,507)
DoubleVerify Holdings, Inc. (2,762) (83,274)
DR Horton, Inc. (1,468) (143,409)
DraftKings, Inc., Class A (31,362) (607,168)
Driven Brands Holdings, Inc. (2,732) (82,807)
DT Midstream, Inc. (3,700) (182,669)
DTE Energy Co. (1,494) (163,653)
Duke Energy Corp. (5,214) (502,995)
Dun & Bradstreet Holdings, Inc. (17,793) (208,890)
DuPont de Nemours, Inc. (6,987) (501,457)
Dycom Industries, Inc. (260) (24,349)
Dynatrace, Inc. (1,100) (46,530)
East West Bancorp, Inc. (1,482) (82,251)
Eaton Corp. plc (2,053) (351,761)
Ecolab, Inc. (1,896) (313,845)
Edison International (7,703) (543,755)
Elastic NV (3,860) (223,494)
Element Solutions, Inc. (2,760) (53,296)
Eli Lilly & Co. (2,371) (814,249)
Emerson Electric Co. (5,855) (510,205)
Enphase Energy, Inc. (1,533) (322,359)
Entegris, Inc. (2,749) (225,445)
Envestnet, Inc. (8,729) (512,130)
EOG Resources, Inc. (1,148) (131,595)
EQT Corp. (7,073) (225,699)
Equifax, Inc. (2,285) (463,489)
Equitrans Midstream Corp. (20,610) (119,126)
Erie Indemnity Co., Class A (856) (198,301)
Essent Group Ltd. (4,053) (162,323)
Essential Utilities, Inc. (3,019) (131,779)
Estee Lauder Cos., Inc. (The),
Class A (1,026) (252,868)
Etsy, Inc. (887) (98,750)
Eversource Energy (3,130) (244,954)
Exact Sciences Corp. (2,570) (174,272)
Exelon Corp. (6,798) (284,768)
INVESTMENTS SHARES VALUE ($)
United States - (84.4)% (continued)
ExlService Holdings, Inc. (602) (97,422)
Experian plc (2) (3,214) (105,830)
FactSet Research Systems, Inc. (943) (391,430)
Fastenal Co. (8,471) (456,926)
Fidelity National Information
Services, Inc. (2,982) (162,012)
Fifth Third Bancorp (6,797) (181,072)
First Citizens BancShares, Inc.,
Class A (398) (387,294)
First Financial Bankshares, Inc. (16,577) (528,806)
First Hawaiian, Inc. (7,863) (162,214)
First Republic Bank (4,440) (62,116)
First Solar, Inc. (891) (193,793)
FirstEnergy Corp. (7,138) (285,948)
Five Below, Inc. (888) (182,901)
Five9, Inc. (4,367) (315,690)
Floor & Decor Holdings, Inc., Class
A (2,048) (201,155)
FMC Corp. (2,211) (270,029)
Ford Motor Co. (29,327) (369,520)
Fox Factory Holding Corp. (1,162) (141,032)
Freeport-McMoRan, Inc. (13,718) (561,203)
Freshpet, Inc. (8,872) (587,238)
Frontier Communications Parent,
Inc. (15,514) (353,254)
FTI Consulting, Inc. (916) (180,773)
Garmin Ltd. (1,851) (186,803)
GATX Corp. (2,008) (220,920)
General Electric Co. (4,385) (419,206)
General Mills, Inc. (2,315) (197,840)
Gentex Corp. (14,052) (393,878)
Glacier Bancorp, Inc. (12,113) (508,867)
Globant SA (179) (29,358)
Globe Life, Inc. (3,700) (407,074)
Grocery Outlet Holding Corp. (15,189) (429,241)
Guardant Health, Inc. (5,488) (128,639)
Guidewire Software, Inc. (3,453) (283,319)
GXO Logistics, Inc. (5,006) (252,603)
Hancock Whitney Corp. (1,020) (37,128)
Hanesbrands, Inc. (50,624) (266,282)
Harley-Davidson, Inc. (8,079) (306,760)
Hasbro, Inc. (1,604) (86,119)
Hayward Holdings, Inc. (11,302) (132,459)
HealthEquity, Inc. (11,898) (698,532)
Helen of Troy Ltd. (2,033) (193,481)
Hershey Co. (The) (338) (85,991)
Hess Corp. (8,699) (1,151,225)
Hilton Worldwide Holdings, Inc. (1,891) (266,385)
Home BancShares, Inc. (14,315) (310,779)
Home Depot, Inc. (The) (365) (107,719)
Honeywell International, Inc. (1,762) (336,753)
Hormel Foods Corp. (7,586) (302,530)
Howard Hughes Corp. (The) (2,662) (212,960)
HubSpot, Inc. (205) (87,894)
Huntington Bancshares, Inc. (7,307) (81,838)
Hyatt Hotels Corp., Class A (1,352) (151,140)
IAC, Inc. (5,158) (266,153)
ICU Medical, Inc. (1,888) (311,444)
IDEX Corp. (678) (156,638)
IDEXX Laboratories, Inc. (429) (214,534)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (84.4)% (continued)
Illumina, Inc. (2,252) (523,703)
Inari Medical, Inc. (3,440) (212,386)
Ingersoll Rand, Inc. (1,564) (90,994)
Insulet Corp. (943) (300,779)
Intercontinental Exchange, Inc. (6,515) (679,449)
International Bancshares Corp. (1,152) (49,329)
International Flavors & Fragrances,
Inc. (5,565) (511,757)
Interpublic Group of Cos., Inc. (The) (5,330) (198,489)
Intuitive Surgical, Inc. (1,257) (321,126)
Ionis Pharmaceuticals, Inc. (9,778) (349,466)
Iridium Communications, Inc. (5,213) (322,841)
Jack Henry & Associates, Inc. (733) (110,478)
Jacobs Solutions, Inc. (687) (80,729)
James Hardie Industries plc,
CHESS (2) (47,052) (1,012,735)
Jamf Holding Corp. (3,744) (72,708)
JetBlue Airways Corp. (5,064) (36,866)
John Wiley & Sons, Inc., Class A (924) (35,823)
Johnson Controls International plc (3,814) (229,679)
JPMorgan Chase & Co. (4,104) (534,792)
KBR, Inc. (2,111) (116,211)
Kellogg Co. (4,268) (285,785)
Kemper Corp. (2,205) (120,525)
Keurig Dr Pepper, Inc. (4,609) (162,606)
KeyCorp (4,916) (61,548)
Keysight Technologies, Inc. (935) (150,984)
Kinder Morgan, Inc. (25,056) (438,731)
Kinsale Capital Group, Inc. (960) (288,144)
Kirby Corp. (2,015) (140,446)
Kohl's Corp. (5,586) (131,494)
Kraft Heinz Co. (The) (5,161) (199,576)
Lamb Weston Holdings, Inc. (1,111) (116,122)
Las Vegas Sands Corp. (2,049) (117,715)
Leggett & Platt, Inc. (6,065) (193,352)
Lennox International, Inc. (718) (180,419)
Leslie's, Inc. (27,035) (297,655)
Liberty Broadband Corp., Class C (6,605) (539,629)
Liberty Media Corp-Liberty
SiriusXM, Class C (5,098) (142,693)
Lincoln National Corp. (6,156) (138,325)
Linde plc (688) (244,543)
Live Nation Entertainment, Inc. (1,179) (82,530)
LPL Financial Holdings, Inc. (717) (145,121)
Lululemon Athletica, Inc. (1,462) (532,446)
Lyft, Inc., Class A (45,514) (421,915)
M&T Bank Corp. (1,440) (172,181)
MACOM Technology Solutions
Holdings, Inc. (3,298) (233,630)
Madison Square Garden Sports
Corp., Class A (1,935) (377,035)
Markel Corp. (347) (443,261)
MarketAxess Holdings, Inc. (364) (142,430)
Marriott International, Inc., Class A (1,335) (221,663)
Marsh & McLennan Cos., Inc. (2,647) (440,858)
Martin Marietta Materials, Inc. (991) (351,864)
Masimo Corp. (1,542) (284,561)
Match Group, Inc. (6,203) (238,133)
McCormick & Co., Inc. (Non-Voting) (4,440) (369,452)
McDonald's Corp. (1,716) (479,811)
INVESTMENTS SHARES VALUE ($)
United States - (84.4)% (continued)
MDU Resources Group, Inc. (6,093) (185,715)
Mercury Systems, Inc. (3,578) (182,907)
Microsoft Corp. (977) (281,669)
Middleby Corp. (The) (304) (44,569)
Mirati Therapeutics, Inc. (4,306) (160,097)
MKS Instruments, Inc. (812) (71,959)
Mondelez International, Inc., Class
A (4,778) (333,122)
MongoDB, Inc. (1,579) (368,096)
Monolithic Power Systems, Inc. (51) (25,528)
Monster Beverage Corp. (2,430) (131,244)
Moody's Corp. (1,483) (453,828)
Morgan Stanley (6,691) (587,470)
Morningstar, Inc. (518) (105,170)
Motorola Solutions, Inc. (1,181) (337,920)
MP Materials Corp. (11,114) (313,304)
MSA Safety, Inc. (705) (94,118)
MSCI, Inc. (944) (528,347)
Nasdaq, Inc. (9,361) (511,766)
Natera, Inc. (5,659) (314,188)
nCino, Inc. (8,419) (208,623)
Neogen Corp. (17,693) (327,674)
Nestle SA (Registered) (2) (9,605) (1,171,142)
NetApp, Inc. (2,724) (173,927)
Netflix, Inc. (1,426) (492,654)
Neurocrine Biosciences, Inc. (796) (80,571)
New Fortress Energy, Inc. (2,621) (77,136)
New Jersey Resources Corp. (1,608) (85,546)
New Relic, Inc. (990) (74,537)
New York Times Co. (The), Class A (5,733) (222,899)
Newell Brands, Inc. (46,895) (583,374)
NewMarket Corp. (430) (156,941)
Newmont Corp. (14,355) (703,682)
News Corp., Class A (11,981) (206,912)
NextEra Energy, Inc. (15,435) (1,189,729)
NIKE, Inc., Class B (6,362) (780,236)
Norfolk Southern Corp. (581) (123,172)
Northrop Grumman Corp. (975) (450,177)
Norwegian Cruise Line Holdings
Ltd. (19,114) (257,083)
NOV, Inc. (14,700) (272,097)
Novanta, Inc. (1,354) (215,408)
Novocure Ltd. (3,888) (233,824)
Nutanix, Inc., Class A (5,370) (139,566)
NVIDIA Corp. (1,950) (541,652)
Okta, Inc. (2,759) (237,936)
Old Dominion Freight Line, Inc. (513) (174,851)
Old National Bancorp (10,021) (144,503)
Ollie's Bargain Outlet Holdings, Inc. (10,239) (593,248)
Omnicell, Inc. (444) (26,049)
Omnicom Group, Inc. (1,572) (148,302)
ONEOK, Inc. (2,381) (151,289)
Opendoor Technologies, Inc. (15,221) (26,789)
Option Care Health, Inc. (5,792) (184,012)
Oracle Corp. (3,405) (316,393)
O'Reilly Automotive, Inc. (55) (46,694)
Ormat Technologies, Inc. (704) (59,678)
PacWest Bancorp (5,061) (49,244)
Palantir Technologies, Inc., Class A (22,662) (191,494)
Palo Alto Networks, Inc. (597) (119,245)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (84.4)% (continued)
Papa John's International, Inc. (869) (65,114)
Paramount Global, Class B (4,699) (104,835)
Parker-Hannifin Corp. (549) (184,524)
Paycom Software, Inc. (106) (32,225)
Paycor HCM, Inc. (3,415) (90,566)
Paylocity Holding Corp. (474) (94,222)
PayPal Holdings, Inc. (2,758) (209,443)
Pegasystems, Inc. (638) (30,930)
Peloton Interactive, Inc., Class A (48,849) (553,948)
Penumbra, Inc. (1,480) (412,461)
Perrigo Co. plc (8,961) (321,431)
PG&E Corp. (2,975) (48,106)
Pinnacle Financial Partners, Inc. (2,113) (116,553)
Pinterest, Inc., Class A (15,694) (427,975)
Planet Fitness, Inc., Class A (3,490) (271,068)
Plug Power, Inc. (22,060) (258,543)
PNC Financial Services Group, Inc.
(The) (1,894) (240,727)
PPG Industries, Inc. (1,004) (134,114)
Primerica, Inc. (1,875) (322,950)
Procore Technologies, Inc. (1,234) (77,285)
Progressive Corp. (The) (6,368) (911,006)
Progyny, Inc. (1,534) (49,272)
Prosperity Bancshares, Inc. (3,149) (193,726)
Prudential Financial, Inc. (2,923) (241,849)
Public Service Enterprise Group,
Inc. (7,497) (468,188)
Pure Storage, Inc., Class A (2,398) (61,173)
Quanta Services, Inc. (237) (39,494)
R1 RCM, Inc. (23,360) (350,400)
Range Resources Corp. (8,214) (217,425)
Raymond James Financial, Inc. (1,938) (180,757)
Regions Financial Corp. (5,977) (110,933)
RenaissanceRe Holdings Ltd. (709) (142,041)
Repligen Corp. (2,130) (358,607)
Republic Services, Inc. (3,726) (503,830)
ResMed, Inc. (2,430) (532,146)
RH (917) (223,335)
Rivian Automotive, Inc., Class A (3,628) (56,161)
RLI Corp. (1,203) (159,891)
Robinhood Markets, Inc., Class A (10,764) (104,518)
ROBLOX Corp., Class A (5,190) (233,446)
Rockwell Automation, Inc. (769) (225,663)
Roku, Inc. (4,903) (322,715)
Rollins, Inc. (2,497) (93,712)
Ross Stores, Inc. (1,457) (154,631)
Royal Caribbean Cruises Ltd. (2,713) (177,159)
Royal Gold, Inc. (5,745) (745,184)
Royalty Pharma plc, Class A (6,055) (218,162)
RPM International, Inc. (3,018) (263,290)
Ryan Specialty Holdings, Inc.,
Class A (6,821) (274,477)
S&P Global, Inc. (1,147) (395,451)
Saia, Inc. (441) (119,987)
Schlumberger NV (13,447) (660,248)
Schneider Electric SE (2) (1,455) (243,165)
Scotts Miracle-Gro Co. (The) (2,255) (157,264)
Sealed Air Corp. (3,431) (157,517)
Selective Insurance Group, Inc. (3,223) (307,249)
Sempra Energy (1,850) (279,646)
INVESTMENTS SHARES VALUE ($)
United States - (84.4)% (continued)
Sensient Technologies Corp. (2,445) (187,189)
SentinelOne, Inc., Class A (18,015) (294,725)
Service Corp. International (3,515) (241,762)
ServiceNow, Inc. (57) (26,489)
Sherwin-Williams Co. (The) (1,978) (444,595)
Shift4 Payments, Inc., Class A (1,004) (76,103)
Shockwave Medical, Inc. (522) (113,185)
SiteOne Landscape Supply, Inc. (372) (50,916)
SiTime Corp. (598) (85,054)
Smartsheet, Inc., Class A (1,231) (58,842)
Snap, Inc., Class A (72,379) (811,369)
Snowflake, Inc., Class A (1,432) (220,943)
SoFi Technologies, Inc. (72,079) (437,520)
SolarEdge Technologies, Inc. (1,430) (434,649)
Sonoco Products Co. (5,318) (324,398)
Southern Co. (The) (9,416) (655,165)
Southwest Gas Holdings, Inc. (7,328) (457,634)
Spire, Inc. (2,665) (186,923)
Splunk, Inc. (871) (83,511)
STAAR Surgical Co. (1,510) (96,565)
Stanley Black & Decker, Inc. (1,129) (90,975)
Starbucks Corp. (3,057) (318,325)
Stericycle, Inc. (1,734) (75,620)
Stryker Corp. (1,161) (331,431)
SunPower Corp. (6,073) (84,050)
Sunrun, Inc. (9,494) (191,304)
Sysco Corp. (4,395) (339,426)
Take-Two Interactive Software, Inc. (3,448) (411,346)
Tandem Diabetes Care, Inc. (6,726) (273,143)
Targa Resources Corp. (2,369) (172,819)
Target Corp. (2,716) (449,851)
Teladoc Health, Inc. (4,090) (105,931)
Teledyne Technologies, Inc. (397) (177,602)
Tempur Sealy International, Inc. (6,350) (250,762)
Tesla, Inc. (3,475) (720,924)
Texas Capital Bancshares, Inc. (3,376) (165,289)
TJX Cos., Inc. (The) (3,451) (270,420)
T-Mobile US, Inc. (5,964) (863,826)
Toast, Inc., Class A (16,609) (294,810)
TopBuild Corp. (1,355) (282,030)
Topgolf Callaway Brands Corp. (12,259) (265,040)
Toro Co. (The) (587) (65,251)
Tractor Supply Co. (108) (25,384)
Trade Desk, Inc. (The), Class A (7,031) (428,258)
Tradeweb Markets, Inc., Class A (2,947) (232,872)
Trane Technologies plc (1,174) (215,993)
TransUnion (4,233) (263,039)
Trex Co., Inc. (4,858) (236,439)
Trimble, Inc. (2,774) (145,413)
Truist Financial Corp. (4,814) (164,157)
Twilio, Inc., Class A (2,178) (145,120)
Uber Technologies, Inc. (29,111) (922,819)
Ubiquiti, Inc. (100) (27,169)
UiPath, Inc., Class A (6,588) (115,685)
Ultragenyx Pharmaceutical, Inc. (7,484) (300,108)
UMB Financial Corp. (1,933) (111,573)
Under Armour, Inc., Class A (17,872) (169,605)
Union Pacific Corp. (3,120) (627,931)
United Bankshares, Inc. (5,216) (183,603)
United Parcel Service, Inc., Class B (1,663) (322,605)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (84.4)% (continued)
UnitedHealth Group, Inc. (1,208) (570,889)
Unity Software, Inc. (11,668) (378,510)
US Bancorp (7,519) (271,060)
Valley National Bancorp (5,093) (47,059)
Valvoline, Inc. (8,710) (304,327)
Verisk Analytics, Inc. (1,472) (282,418)
VF Corp. (10,425) (238,837)
Virtu Financial, Inc., Class A (3,832) (72,425)
Visa, Inc., Class A (977) (220,274)
Visteon Corp. (1,658) (260,024)
Vulcan Materials Co. (1,279) (219,425)
W R Berkley Corp. (2,724) (169,596)
Walt Disney Co. (The) (6,002) (600,980)
Warner Bros Discovery, Inc. (5,004) (75,560)
Waste Connections, Inc. (4,041) (561,982)
Waste Management, Inc. (1,847) (301,375)
Wayfair, Inc., Class A (6,302) (216,411)
Webster Financial Corp. (4,113) (162,134)
WEC Energy Group, Inc. (3,435) (325,604)
Wells Fargo & Co. (8,434) (315,263)
Wendy's Co. (The) (1,415) (30,819)
West Pharmaceutical Services, Inc. (856) (296,578)
Western Digital Corp. (7,172) (270,169)
Westinghouse Air Brake
Technologies Corp. (909) (91,864)
Whirlpool Corp. (1,733) (228,791)
White Mountains Insurance Group
Ltd. (324) (446,307)
Williams Cos., Inc. (The) (16,044) (479,074)
Willis Towers Watson plc (763) (177,306)
Wingstop, Inc. (469) (86,099)
Wolfspeed, Inc. (5,668) (368,137)
Workday, Inc., Class A (598) (123,511)
World Wrestling Entertainment,
Inc., Class A (1,472) (134,335)
WW Grainger, Inc. (205) (141,206)
Wynn Resorts Ltd. (3,047) (340,990)
Xcel Energy, Inc. (1,821) (122,808)
Xerox Holdings Corp. (6,014) (92,616)
Zebra Technologies Corp., Class A (1,016) (323,088)
Zillow Group, Inc., Class C (5,841) (259,749)
Zoetis, Inc. (2,485) (413,603)
ZoomInfo Technologies, Inc., Class
A (16,175) (399,684)
Zscaler, Inc. (1,534) (179,217)
(134,721,946)
—
Zambia - (0.2)%
First Quantum Minerals Ltd. (10,761) (247,388)
TOTAL COMMON STOCKS
(Proceeds $(287,659,990)) (258,824,234)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.6)%
Germany - (0.6)%
FUCHS PETROLUB SE
(Preference) (2) (1,128) (45,994)
Sartorius AG (Preference) (2) (1,734) (730,805)
Volkswagen AG (Preference) (2) (1,419) (193,654)
TOTAL PREFERRED STOCKS
(Proceeds $(1,002,630)) (970,453)
NO. OF
WARRANTS
WARRANTS - (0.0)% (d)
Canada - (0.0)% (d)
Cenovus Energy, Inc.,
expiring 1/1/2026
(Proceeds $–) (674) (8,533)
TOTAL SHORT POSITIONS
(Proceeds $(288,662,620)) (259,803,220)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 88.4%
(Cost $56,347,412) 140,976,362
OTHER ASSETS IN EXCESS OF
LIABILITIES - 11.6% (j) 18,601,335
NET ASSETS - 100.0% 159,577,697
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (7,542,470) (4.7) %
Consumer Discretionary 2,301,854 1.4
Consumer Staples 4,376,037 2.7
Energy 6,888,220 4.4
Financials 3,939,012 2.5
Health Care (3,355,288) (2.1)
Industrials 11,462,136 7.2
Information Technology 6,876,493 4.3
Materials 3,887,816 2.4
Real Estate (1,034,127) (0.6)
Utilities (3,143,743) (2.0)
Investment Companies 85,988,820 53.9
U.S. Treasury Obligations 30,331,602 19.0
Total Investments In Securities
At Value 140,976,362 88.4
Other Assets in Excess of
Liabilities (j) 18,601,335 11.6
Net Assets
$ 159,577,697 100.0%

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $271,158,244, which is inclusive of rehypothecated amounts disclosed below. In addition, $6,726,615 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2023 amounted to $(2,272,193), which represents (1.42)% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $46,437,359.
(d) Represents less than 0.05% of net assets.
(e) Represents 7-day effective yield as of March 31, 2023.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
(i) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2023 amounted to $(2,449), which represents (0.00)% of net assets of the Fund.
(j) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
Forward effective interest rate swap contracts outstanding as of March 31, 2023:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 2.00% Annual 9/22/2025 CHF 3,200,000 $ (10,067) $ 11,318 $ 1,251
Pay 1D SOFR Annual 3.50% Annual 9/20/2033 USD 5,400,000 148,721 35,274 183,995
Pay 1D TONAR Annual 0.50% Annual 9/22/2025 JPY 276,200,000 7,971 5,206 13,177
Pay 1D TONAR Annual 1.00% Annual 6/21/2033 JPY 470,000,000 40,452 81,939 122,391
Pay 1D TONAR Annual 1.00% Annual 9/20/2033 JPY 508,500,000 141,942 (20,477) 121,465
Pay 3M BA Qtrly 3.50% Semi 6/20/2033 CAD 3,300,000 45,574 (470) 45,104
Pay 3M BA Qtrly 3.25% Semi 9/19/2033 CAD 3,100,000 (83,521) 83,941 420
Pay 3M BA Qtrly 3.75% Semi 9/19/2033 CAD 1,800,000 53,961 2,543 56,504
Pay 3M BBR Qtrly 4.00% Qtrly 9/11/2025 AUD 8,700,000 (23,401) 95,684 72,283
Pay 6M BBR Semi 4.50% Semi 9/08/2033 AUD 200,000 6,783 12 6,795
Pay 6M BBR Semi 4.00% Semi 9/08/2033 AUD 11,800,000 34,480 39,980 74,460
Pay 6M EURIBOR Semi 3.25% Annual 9/20/2033 EUR 7,200,000 192,381 15,395 207,776
Pay 6M NIBOR Semi 4.00% Annual 9/17/2025 NOK 53,000,000 18,660 45,888 64,548
Receive 1D SOFR Annual 3.25% Annual 6/23/2025 USD 300,000 2,551 856 3,407
Receive 1D SOFR Annual 3.50% Annual 9/22/2025 USD 8,500,000 124,037 (109,001) 15,036
Receive 1D SONIA Annual 4.00% Annual 6/23/2025 GBP 10,500,000 (45,197) 97,580 52,383
Receive 1D SONIA Annual 3.25% Annual 9/20/2033 GBP 1,700,000 22,197 (2,242) 19,955
Receive 1D TONAR Annual 0.00% Annual 6/23/2025 JPY 3,064,300,000 95,081 (24,439) 70,642
Receive 1D TONAR Annual 0.00% Annual 9/22/2025 JPY 340,000,000 6,989 2,404 9,393
Receive 3M BA Qtrly 3.75% Semi 6/19/2025 CAD 14,300,000 7,942 43,653 51,595
Receive 3M BA Qtrly 3.50% Semi 9/18/2025 CAD 26,800,000 313,562 (210,755) 102,807
Receive 3M BBR Qtrly 4.50% Semi 9/10/2025 NZD 3,600,000 6,706 4,410 11,116
Receive 6M EURIBOR Semi 2.50% Annual 6/23/2025 EUR 39,300,000 317,298 403,792 721,090
Receive 6M EURIBOR Semi 2.75% Annual 9/22/2025 EUR 18,900,000 286,797 (69,601) 217,196
1,711,899 532,890 2,244,789
Pay 1D SARON Annual 1.50% Annual 6/23/2025 CHF 8,700,000 8,322 (96,202) (87,880)
Pay 1D SARON Annual 1.50% Annual 9/22/2025 CHF 43,700,000 (320,988) (129,855) (450,843)
Pay 1D SOFR Annual 3.00% Annual 9/20/2033 USD 2,000,000 (95,550) 79,994 (15,556)
Pay 1D SONIA Annual 4.00% Annual 9/22/2025 GBP 7,200,000 (30,653) 14,088 (16,565)
Pay 1D SONIA Annual 3.25% Annual 6/21/2033 GBP 2,400,000 (57,786) 19,756 (38,030)
Pay 1D TONAR Annual 0.50% Annual 6/21/2033 JPY 540,200,000 (82,591) 24,864 (57,727)
Pay 6M EURIBOR Semi 2.50% Annual 6/21/2033 EUR 8,800,000 (344,990) (22,865) (367,855)
Pay 6M NIBOR Semi 3.00% Annual 9/17/2025 NOK 61,000,000 (30,274) (4,450) (34,724)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SOFR Annual 4.50% Annual 9/22/2025 USD 20,100,000 $ (332,524) $ (9,863) $ (342,387)
Receive 1D TONAR Annual 0.50% Annual 6/23/2025 JPY 1,780,000,000 (68,845) (24,290) (93,135)
Receive 3M BA Qtrly 4.25% Semi 9/18/2025 CAD 11,700,000 (85,633) 8,905 (76,728)
Receive 3M BBR Qtrly 5.00% Semi 6/11/2025 NZD 22,900,000 (128,441) 112,506 (15,935)
Receive 3M BBR Qtrly 5.00% Semi 9/10/2025 NZD 23,500,000 (83,351) 21,015 (62,336)
Receive 3M BBR Qtrly 3.50% Qtrly 9/11/2025 AUD 47,500,000 (68,589) (23,216) (91,805)
Receive 3M STIBOR Qtrly 3.50% Annual 9/17/2025 SEK 269,800,000 (104,794) 19,586 (85,208)
Receive 6M EURIBOR Semi 3.75% Annual 9/22/2025 EUR 38,700,000 (444,326) 98,371 (345,955)
(2,271,013) 88,344 (2,182,669)
$ (559,114) $ 621,234 $ 62,120
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2023 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 4.87%
1 Day Sterling Overnight Index Average (''SONIA''): 4.18%
1 Day Swiss Average Rate Overnight (“SARON”): 1.42%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.03%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 3.72%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 5.03%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 3.36%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 3.79%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 3.34%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 3.96%
Total return swap contracts outstanding as of March 31, 2023 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
DTOP Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/15/2023 ZAR 786,000 $ 726
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 06/16/2023 CHF 989,640 46,467
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/19/2023 TWD 34,900,800 16,063

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(0.00%) Monthly BANA 06/21/2023 MXN (2,595,472) $ 147
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (-0.89%)
Increases in
total return of
reference entity
Monthly BANA 06/21/2023 CHF 1,151,357 26,147
89,550
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 04/21/2023 EUR (8,775,980) (439,711)
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/21/2023 EUR (151,310) (3,628)
Hang Seng Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/27/2023 HKD (1,024,050) (1,432)
HSCEI April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/27/2023 HKD (3,506,000) (14,096)
iBovespa Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MSCS 04/12/2023 BRL 3,880,864 (6,907)
KOSPI 200 Index
June Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 06/08/2023 KRW (323,700,000) (1,521)
SGX NIFTY
50 Index April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/27/2023 USD (34,835) (630)
WIG20 Index
June Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 06/16/2023 PLN (852,000) (1,306)
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly BANA 06/21/2023 ILS 1,609,344 (13,213)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI China Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
HIBOR plus or
minus a specified
spread (-0.20%) Monthly BANA 06/21/2023 HKD (1,432,868) $ (5,515)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.74%)
Increases in
total return of
reference entity
Monthly BANA 06/21/2023 EUR 2,854,508 (102,683)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.22%) Monthly BANA 06/21/2023 EUR (2,015,756) (71,117)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.20%) Monthly BANA 06/21/2023 SGD (1,483,815) (18,929)
MSCI South
Africa Net Return
Index
Decreases in
total return
of reference
entity and pays
the JIBAR
plus or minus
a specified
spread (-0.60%)
Increases in
total return of
reference entity
Monthly BANA 06/21/2023 ZAR 4,072,323 (927)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.39%)
Increases in
total return of
reference entity
Monthly BANA 06/21/2023 EUR 775,240 (17,290)
(698,905)
$ (609,355)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
Futures contracts outstanding as of March 31, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 131 4/2023 USD $ 10,465,590 $ 855,339
FTSE Bursa Malaysia KLCI Index 12 4/2023 MYR 193,836 733
IBEX 35 Index 41 4/2023 EUR 4,087,710 133,369
LME Aluminum Base Metal 1 4/2023 USD 59,569 (5,192)
LME Aluminum Base Metal 1 4/2023 USD 59,505 (4,219)
LME Aluminum Base Metal 1 4/2023 USD 59,644 (6,384)
LME Aluminum Base Metal 1 4/2023 USD 59,613 (6,340)
LME Aluminum Base Metal 2 4/2023 USD 118,975 (3,181)
LME Aluminum Base Metal 2 4/2023 USD 119,311 (10,383)
LME Copper Base Metal 1 4/2023 USD 224,869 (7,598)
LME Copper Base Metal 2 4/2023 USD 449,925 (23,005)
LME Copper Base Metal 2 4/2023 USD 450,225 (5,614)
LME Copper Base Metal 2 4/2023 USD 449,725 (12,377)
LME Copper Base Metal 9 4/2023 USD 2,026,238 23,987
LME Nickel Base Metal 1 4/2023 USD 142,127 (31,485)
LME Zinc Base Metal 1 4/2023 USD 73,681 (1,557)
RBOB Gasoline 45 4/2023 USD 5,067,090 123,057
SGX FTSE China A50 Index 8 4/2023 USD 106,448 1,515
SGX FTSE Taiwan Index 80 4/2023 USD 4,441,600 39,595
Cocoa 3 5/2023 USD 87,990 1,681
Cocoa 3 5/2023 GBP 79,900 5,541
Copper 3 5/2023 USD 307,088 1,003
Corn 68 5/2023 USD 2,245,700 (55,205)
LME Aluminum Base Metal 1 5/2023 USD 59,713 (4,909)
LME Aluminum Base Metal 1 5/2023 USD 59,733 (3,320)
LME Aluminum Base Metal 1 5/2023 USD 59,838 84
LME Aluminum Base Metal 1 5/2023 USD 59,831 (834)
LME Aluminum Base Metal 1 5/2023 USD 59,800 (1,156)
LME Aluminum Base Metal 5 5/2023 USD 298,875 (13,915)
LME Copper Base Metal 1 5/2023 USD 225,113 (165)
LME Copper Base Metal 1 5/2023 USD 224,863 1,195
LME Copper Base Metal 1 5/2023 USD 224,913 426
LME Copper Base Metal 2 5/2023 USD 449,625 3,612
LME Copper Base Metal 8 5/2023 USD 1,798,740 (11,723)
LME Nickel Base Metal 1 5/2023 USD 142,566 (13,437)
LME Zinc Base Metal 1 5/2023 USD 73,350 (9,765)
LME Zinc Base Metal 1 5/2023 USD 73,327 (5,889)
LME Zinc Base Metal 1 5/2023 USD 73,279 (2,274)
Soybean 8 5/2023 USD 602,200 (11,688)
Soybean Meal 3 5/2023 USD 139,800 (2,674)
Australia 10 Year Bond 86 6/2023 AUD 7,094,710 13,436
Euro STOXX 50 Index 188 6/2023 EUR 8,687,582 351,856
Euro-Bund 66 6/2023 EUR 9,742,345 987
FTSE 100 Index 42 6/2023 GBP 3,957,858 29,880
FTSE/JSE Top 40 Index 12 6/2023 ZAR 480,094 9,961
FTSE/MIB Index 97 6/2023 EUR 14,020,590 406,336
Japan 10 Year Bond 23 6/2023 JPY 25,613,105 367,310
LME Aluminum Base Metal 1 6/2023 USD 60,255 2,602
LME Aluminum Base Metal 1 6/2023 USD 60,210 2,052
LME Aluminum Base Metal 1 6/2023 USD 60,231 2,741
LME Aluminum Base Metal 2 6/2023 USD 120,441 4,788
LME Aluminum Base Metal 3 6/2023 USD 180,788 5,289
LME Copper Base Metal 1 6/2023 USD 224,838 11,288

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 6/2023 USD $ 224,792 $ 1,050
LME Copper Base Metal 4 6/2023 USD 899,475 16,855
LME Copper Base Metal 15 6/2023 USD 3,372,188 13,782
LME Nickel Base Metal 1 6/2023 USD 142,838 5,495
LME Nickel Base Metal 1 6/2023 USD 142,974 (12,069)
LME Zinc Base Metal 1 6/2023 USD 73,085 1,331
LME Zinc Base Metal 1 6/2023 USD 73,137 8
LME Zinc Base Metal 2 6/2023 USD 146,304 787
Long Gilt 53 6/2023 GBP 6,793,719 (71,886)
SET50 Index 180 6/2023 THB 1,019,412 6,941
TOPIX Index 155 6/2023 JPY 23,388,627 (196,004)
Cocoa 2 7/2023 GBP 53,366 741
1,912,405
Short Contracts
CAC 40 10 Euro Index (86) 4/2023 EUR (6,840,202) (297,987)
Hang Seng Index (5) 4/2023 HKD (652,269) (9,261)
HSCEI (18) 4/2023 HKD (803,934) (22,799)
LME Aluminum Base Metal (1) 4/2023 USD (59,644) 6,293
LME Aluminum Base Metal (1) 4/2023 USD (59,613) 6,256
LME Aluminum Base Metal (1) 4/2023 USD (59,505) 4,043
LME Aluminum Base Metal (1) 4/2023 USD (59,569) 5,917
LME Aluminum Base Metal (2) 4/2023 USD (118,975) 2,970
LME Aluminum Base Metal (2) 4/2023 USD (119,311) 10,672
LME Copper Base Metal (1) 4/2023 USD (224,869) 8,379
LME Copper Base Metal (2) 4/2023 USD (449,925) 21,320
LME Copper Base Metal (2) 4/2023 USD (450,225) 3,520
LME Copper Base Metal (2) 4/2023 USD (449,725) 13,470
LME Copper Base Metal (9) 4/2023 USD (2,026,238) (19,526)
LME Nickel Base Metal (1) 4/2023 USD (142,127) 33,520
LME Zinc Base Metal (1) 4/2023 USD (73,681) 2,016
MSCI Singapore Index (41) 4/2023 SGD (943,511) (8,630)
Natural Gas (98) 4/2023 USD (2,171,680) 300,362
NY Harbor ULSD (27) 4/2023 USD (2,971,760) (8,196)
OMXS30 Index (112) 4/2023 SEK (2,392,099) (109,613)
SGX NIFTY 50 Index (59) 4/2023 USD (2,055,265) (39,539)
Sugar No. 11 (1) 4/2023 USD (24,920) (2,815)
WTI Crude Oil (104) 4/2023 USD (7,869,680) 174,308
Coffee 'C' (4) 5/2023 USD (255,750) 6,953
Cotton No. 2 (12) 5/2023 USD (496,680) (15,525)
LME Aluminum Base Metal (1) 5/2023 USD (59,713) 4,904
LME Aluminum Base Metal (1) 5/2023 USD (59,831) 676
LME Aluminum Base Metal (1) 5/2023 USD (59,733) 3,392
LME Aluminum Base Metal (1) 5/2023 USD (59,800) 860
LME Aluminum Base Metal (1) 5/2023 USD (59,838) (173)
LME Aluminum Base Metal (5) 5/2023 USD (298,875) 13,387
LME Copper Base Metal (1) 5/2023 USD (225,113) 14
LME Copper Base Metal (1) 5/2023 USD (224,863) (828)
LME Copper Base Metal (1) 5/2023 USD (224,913) (390)
LME Copper Base Metal (2) 5/2023 USD (449,625) (4,943)
LME Copper Base Metal (8) 5/2023 USD (1,798,740) 12,689
LME Nickel Base Metal (1) 5/2023 USD (142,566) 12,046
LME Zinc Base Metal (1) 5/2023 USD (73,279) 2,599
LME Zinc Base Metal (1) 5/2023 USD (73,327) 5,548
LME Zinc Base Metal (1) 5/2023 USD (73,350) 8,769
Low Sulphur Gasoil (10) 5/2023 USD (751,750) (7,379)
Silver (13) 5/2023 USD (1,570,140) (154,566)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Soybean Oil (6) 5/2023 USD $ (199,764) $ 3,965
Wheat (32) 5/2023 USD (1,107,600) 83,254
100 oz Gold (6) 6/2023 USD (1,191,720) (1,951)
Australia 3 Year Bond (5) 6/2023 AUD (364,292) (4,778)
Canada 10 Year Bond (115) 6/2023 CAD (10,722,272) 122,529
DAX Index (26) 6/2023 EUR (11,135,700) (392,185)
DJIA CBOT E-Mini Index (7) 6/2023 USD (1,171,100) (35,644)
Euro-Bobl (16) 6/2023 EUR (2,048,230) (37,508)
Euro-BTP (11) 6/2023 EUR (1,381,198) (47,136)
Euro-Buxl (5) 6/2023 EUR (767,934) (26,401)
Euro-OAT (9) 6/2023 EUR (1,274,038) (37,622)
Euro-Schatz (35) 6/2023 EUR (4,013,436) (36,233)
KOSPI 200 Index (34) 6/2023 KRW (2,113,492) (71,687)
Lean Hogs (7) 6/2023 USD (256,550) 26,661
Live Cattle (2) 6/2023 USD (129,700) (2,969)
LME Aluminum Base Metal (1) 6/2023 USD (60,255) (2,305)
LME Aluminum Base Metal (1) 6/2023 USD (60,210) (2,463)
LME Aluminum Base Metal (1) 6/2023 USD (60,231) (3,210)
LME Aluminum Base Metal (2) 6/2023 USD (120,441) (2,947)
LME Aluminum Base Metal (15) 6/2023 USD (903,938) (8,296)
LME Copper Base Metal (1) 6/2023 USD (224,838) (10,340)
LME Copper Base Metal (1) 6/2023 USD (224,792) 81
LME Copper Base Metal (4) 6/2023 USD (899,475) (12,786)
LME Copper Base Metal (8) 6/2023 USD (1,798,500) (2,916)
LME Nickel Base Metal (1) 6/2023 USD (142,838) (4,255)
LME Nickel Base Metal (2) 6/2023 USD (285,948) 7,950
LME Zinc Base Metal (1) 6/2023 USD (73,085) (947)
LME Zinc Base Metal (1) 6/2023 USD (73,137) (415)
LME Zinc Base Metal (2) 6/2023 USD (146,304) (22)
LME Zinc Base Metal (7) 6/2023 USD (511,831) 9,682
MEX BOLSA Index (20) 6/2023 MXN (602,997) (14,112)
MSCI EAFE E-Mini Index (7) 6/2023 USD (733,775) (30,853)
MSCI Emerging Markets E-Mini Index (9) 6/2023 USD (447,975) (16,200)
NASDAQ 100 E-Mini Index (2) 6/2023 USD (532,070) (33,629)
Nikkei 225 Index (1) 6/2023 JPY (211,184) (8,285)
Russell 2000 E-Mini Index (7) 6/2023 USD (634,725) (7,248)
S&P 500 E-Mini Index (105) 6/2023 USD (21,723,188) (930,043)
S&P Midcap 400 E-Mini Index (2) 6/2023 USD (505,940) (14,583)
S&P/TSX 60 Index (33) 6/2023 CAD (5,905,083) (94,788)
SPI 200 Index (1) 6/2023 AUD (120,171) (3,125)
U.S. Treasury 10 Year Note (222) 6/2023 USD (25,543,875) (106,346)
U.S. Treasury 2 Year Note (7) 6/2023 USD (1,446,211) (17,017)
U.S. Treasury 5 Year Note (12) 6/2023 USD (1,315,781) (29,116)
U.S. Treasury Long Bond (4) 6/2023 USD (525,375) (18,426)
U.S. Treasury Ultra Bond (2) 6/2023 USD (283,313) (15,041)
3 Month Canadian Bankers Acceptance (6) 9/2023 CAD (1,058,269) (2,737)
3 Month Euro Euribor (3) 9/2023 EUR (783,971) (357)
90-Day Australian Bank Bill (4) 9/2023 AUD (2,650,598) (3,451)
90-Day New Zealand Bill (2) 9/2023 NZD (1,234,317) (519)
3 Month Canadian Bankers Acceptance (6) 12/2023 CAD (1,060,655) (829)
3 Month Euro Euribor (2) 12/2023 EUR (523,081) (1,154)
3 Month SOFR (1) 12/2023 USD (238,513) 1,246
3 Month SONIA (3) 12/2023 GBP (882,918) (269)
90-Day Australian Bank Bill (4) 12/2023 AUD (2,651,052) (5,425)
90-Day New Zealand Bill (2) 12/2023 NZD (1,234,648) (776)
3 Month Canadian Bankers Acceptance (8) 3/2024 CAD (1,418,646) (3,226)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month Euro Euribor (4) 3/2024 EUR $ (1,047,844) $ 1,310
3 Month SARON (1) 3/2024 CHF (267,228) 90
3 Month SOFR (1) 3/2024 USD (239,313) (2,465)
3 Month SONIA (3) 3/2024 GBP (884,121) (1,154)
90-Day Australian Bank Bill (5) 3/2024 AUD (3,314,382) (5,223)
90-Day New Zealand Bill (2) 3/2024 NZD (1,235,099) (1,538)
3 Month Canadian Bankers Acceptance (9) 6/2024 CAD (1,601,221) (12,234)
3 Month Euro Euribor (4) 6/2024 EUR (1,049,633) (342)
3 Month SARON (1) 6/2024 CHF (267,364) 195
3 Month SOFR (1) 6/2024 USD (240,338) (1,296)
3 Month SONIA (3) 6/2024 GBP (886,203) (2,428)
90-Day Australian Bank Bill (5) 6/2024 AUD (3,314,706) (4,595)
3 Month Euro Euribor (4) 9/2024 EUR (1,051,043) 1,724
3 Month SARON (1) 9/2024 CHF (267,720) 58
3 Month SOFR (1) 9/2024 USD (241,225) (1,004)
3 Month SONIA (2) 9/2024 GBP (592,221) (1,336)
3 Month Euro Euribor (5) 12/2024 EUR (1,315,295) 1,841
3 Month SOFR (1) 12/2024 USD (241,925) (982)
3 Month SONIA (3) 12/2024 GBP (889,672) (1,933)
3 Month Euro Euribor (5) 3/2025 EUR (1,316,244) (5,341)
3 Month SOFR (1) 3/2025 USD (242,325) (892)
3 Month SONIA (2) 3/2025 GBP (593,639) (1,646)
3 Month SOFR (1) 6/2025 USD (242,538) (347)
3 Month SONIA (3) 6/2025 GBP (890,921) (2,700)
(1,926,728)
$ (14,323)
Forward foreign currency exchange contracts outstanding as of March 31, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 10,519,603 USD 1,972,862 CITI
**
6/21/2023 $ 72,470
BRL 10,519,595 USD 1,972,850 JPMC
**
6/21/2023 72,480
CAD 3,866,000 USD 2,837,720 CITI 6/21/2023 26,528
CAD 3,866,000 USD 2,837,706 JPMC 6/21/2023 26,542
CHF 2,480,504 USD 2,692,164 CITI 6/21/2023 42,302
CHF 2,480,496 USD 2,692,141 JPMC 6/21/2023 42,316
CNY 5,806,273 USD 849,191 CITI
**
6/21/2023 1,082
CNY 5,806,268 USD 849,186 JPMC
**
6/21/2023 1,087
COP 200,865,500 USD 40,457 CITI
**
6/21/2023 1,987
COP 200,865,500 USD 40,456 JPMC
**
6/21/2023 1,987
CZK 4,500,000 USD 201,784 CITI 6/21/2023 5,328
CZK 4,500,000 USD 201,783 JPMC 6/21/2023 5,330
DKK 1,072,500 USD 155,417 CITI 6/21/2023 1,543
DKK 1,072,500 USD 155,416 JPMC 6/21/2023 1,544
EUR 29,047,505 USD 31,130,551 CITI 6/21/2023 513,341
EUR 29,047,495 USD 31,130,385 JPMC 6/21/2023 513,498
GBP 8,343,003 USD 10,145,738 CITI 6/21/2023 162,288
GBP 8,342,997 USD 10,145,680 JPMC 6/21/2023 162,339
HUF 159,427,001 USD 426,813 CITI 6/21/2023 17,046
HUF 159,426,999 USD 426,811 JPMC 6/21/2023 17,047
ILS 1,652,250 USD 453,657 CITI 6/21/2023 7,264

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ILS 1,652,250 USD 453,654 JPMC 6/21/2023 $ 7,266
INR 112,731,504 USD 1,353,784 CITI
**
6/21/2023 12,988
INR 112,731,496 USD 1,353,777 JPMC
**
6/21/2023 12,995
JPY 370,000,000 USD 2,805,864 CITI 6/21/2023 13,555
JPY 370,000,000 USD 2,805,850 JPMC 6/21/2023 13,570
KRW 386,971,439 USD 296,633 CITI
**
6/21/2023 967
KRW 386,971,436 USD 296,657 JPMC
**
6/21/2023 942
MXN 49,005,504 USD 2,607,421 CITI 6/21/2023 70,260
MXN 49,005,496 USD 2,607,408 JPMC 6/21/2023 70,273
NZD 4,596,000 USD 2,837,341 CITI 6/21/2023 36,457
NZD 4,596,000 USD 2,837,327 JPMC 6/21/2023 36,472
PHP 5,000,000 USD 91,980 CITI
**
6/21/2023 47
PHP 5,000,000 USD 91,979 JPMC
**
6/21/2023 48
PLN 1,640,001 USD 367,850 CITI 6/21/2023 10,230
PLN 1,639,999 USD 367,848 JPMC 6/21/2023 10,231
SEK 52,077,500 USD 4,992,598 CITI 6/21/2023 45,810
SEK 52,077,500 USD 4,992,573 JPMC 6/21/2023 45,833
SGD 2,978,500 USD 2,228,075 CITI 6/21/2023 15,812
SGD 2,978,500 USD 2,228,064 JPMC 6/21/2023 15,822
TWD 2,026,875 USD 66,885 CITI
**
6/21/2023 58
TWD 2,702,500 USD 89,181 JPMC
**
6/21/2023 77
USD 3,800,504 AUD 5,633,500 CITI 6/21/2023 23,810
USD 3,800,523 AUD 5,633,500 JPMC 6/21/2023 23,830
USD 631,787 CHF 572,500 CITI 6/21/2023 673
USD 631,790 CHF 572,500 JPMC 6/21/2023 676
USD 47,381 CNY 322,904 CITI
**
6/21/2023 95
USD 47,382 CNY 322,906 JPMC
**
6/21/2023 95
USD 54,990 HKD 429,500 CITI 6/21/2023 74
USD 54,990 HKD 429,500 JPMC 6/21/2023 75
USD 442,518 ILS 1,563,499 CITI 6/21/2023 6,357
USD 442,521 ILS 1,563,500 JPMC 6/21/2023 6,359
USD 76,241 JPY 10,000,000 CITI 6/21/2023 40
USD 76,241 JPY 10,000,000 JPMC 6/21/2023 41
USD 3,203,929 KRW 4,148,156,566 CITI
**
6/21/2023 13,797
USD 3,203,945 KRW 4,148,156,558 JPMC
**
6/21/2023 13,812
USD 643,295 NOK 6,648,501 CITI 6/21/2023 5,991
USD 643,298 NOK 6,648,499 JPMC 6/21/2023 5,995
USD 550,325 SEK 5,676,250 CITI 6/21/2023 1,158
USD 550,328 SEK 5,676,250 JPMC 6/21/2023 1,160
USD 739,224 TWD 22,265,503 CITI
**
6/21/2023 3,843
USD 739,227 TWD 22,265,497 JPMC
**
6/21/2023 3,847
ZAR 25,859,003 USD 1,404,234 CITI 6/21/2023 38,043
ZAR 25,858,997 USD 1,404,226 JPMC 6/21/2023 38,051
USD 8,771 CLP 7,021,938 CITI
**
6/22/2023 17
USD 8,771 CLP 7,021,937 JPMC
**
6/22/2023 17
Total unrealized appreciation 2,302,918
AUD 22,641,509 USD 15,514,092 CITI 6/21/2023 (335,244)
AUD 22,641,491 USD 15,514,002 JPMC 6/21/2023 (335,168)
CHF 2,241,500 USD 2,478,239 CITI 6/21/2023 (7,247)
CHF 2,241,500 USD 2,478,227 JPMC 6/21/2023 (7,236)
CNY 1,303,778 USD 191,779 CITI
**
6/21/2023 (853)
CNY 1,303,778 USD 191,778 JPMC
**
6/21/2023 (852)
EUR 211,000 USD 230,325 CITI 6/21/2023 (465)
EUR 211,000 USD 230,324 JPMC 6/21/2023 (464)
GBP 354,500 USD 438,442 CITI 6/21/2023 (447)
GBP 354,500 USD 438,440 JPMC 6/21/2023 (445)
ILS 464,250 USD 131,492 CITI 6/21/2023 (1,983)
ILS 464,250 USD 131,492 JPMC 6/21/2023 (1,983)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
INR 25,000,000 USD 303,367 CITI
**
6/21/2023 $ (264)
INR 25,000,000 USD 303,366 JPMC
**
6/21/2023 (262)
JPY 813,873,500 USD 6,236,410 CITI 6/21/2023 (34,652)
JPY 813,873,500 USD 6,236,379 JPMC 6/21/2023 (34,620)
KRW 1,311,619,061 USD 1,015,919 CITI
**
6/21/2023 (7,222)
KRW 1,311,619,060 USD 1,015,923 JPMC
**
6/21/2023 (7,225)
NOK 53,026,503 USD 5,144,566 CITI 6/21/2023 (61,620)
NOK 53,026,497 USD 5,144,540 JPMC 6/21/2023 (61,593)
NZD 138,500 USD 86,843 CITI 6/21/2023 (242)
NZD 138,500 USD 86,843 JPMC 6/21/2023 (241)
PLN 276,500 USD 63,984 CITI 6/21/2023 (240)
PLN 276,500 USD 63,983 JPMC 6/21/2023 (240)
SEK 17,488,500 USD 1,699,433 CITI 6/21/2023 (7,451)
SEK 17,488,500 USD 1,699,425 JPMC 6/21/2023 (7,443)
SGD 1,070,500 USD 807,937 CITI 6/21/2023 (1,463)
SGD 1,070,500 USD 807,933 JPMC 6/21/2023 (1,459)
TWD 12,283,125 USD 409,381 CITI
**
6/21/2023 (3,696)
TWD 11,607,500 USD 387,071 JPMC
**
6/21/2023 (3,702)
USD 4,961,557 AUD 7,446,005 CITI 6/21/2023 (30,238)
USD 4,961,575 AUD 7,445,995 JPMC 6/21/2023 (30,214)
USD 1,751,786 BRL 9,342,500 CITI
**
6/21/2023 (64,681)
USD 1,751,794 BRL 9,342,500 JPMC
**
6/21/2023 (64,672)
USD 10,210,518 CAD 13,928,500 CITI 6/21/2023 (108,852)
USD 10,210,569 CAD 13,928,500 JPMC 6/21/2023 (108,801)
USD 20,121,236 CHF 18,532,008 CITI 6/21/2023 (308,134)
USD 20,121,319 CHF 18,531,992 JPMC 6/21/2023 (308,032)
USD 278,697 CNY 1,914,370 CITI
**
6/21/2023 (1,644)
USD 278,699 CNY 1,914,375 JPMC
**
6/21/2023 (1,642)
USD 72,244 COP 350,000,000 CITI
**
6/21/2023 (1,713)
USD 72,244 COP 350,000,000 JPMC
**
6/21/2023 (1,713)
USD 722,793 CZK 16,149,005 CITI 6/21/2023 (20,466)
USD 722,794 CZK 16,148,995 JPMC 6/21/2023 (20,465)
USD 21,959 DKK 152,500 CITI 6/21/2023 (359)
USD 21,959 DKK 152,500 JPMC 6/21/2023 (359)
USD 9,103,192 EUR 8,481,500 CITI 6/21/2023 (136,420)
USD 9,103,238 EUR 8,481,500 JPMC 6/21/2023 (136,374)
USD 12,045,155 GBP 9,966,007 CITI 6/21/2023 (268,141)
USD 12,045,199 GBP 9,965,993 JPMC 6/21/2023 (268,081)
USD 751,238 HUF 280,330,503 CITI 6/21/2023 (29,225)
USD 751,242 HUF 280,330,497 JPMC 6/21/2023 (29,222)
USD 33,107 IDR 505,151,000 CITI
**
6/21/2023 (641)
USD 33,109 IDR 505,150,993 JPMC
**
6/21/2023 (640)
USD 1,287,526 ILS 4,690,502 CITI 6/21/2023 (20,958)
USD 1,287,532 ILS 4,690,499 JPMC 6/21/2023 (20,952)
USD 959,111 INR 79,879,003 CITI
**
6/21/2023 (9,352)
USD 959,116 INR 79,878,997 JPMC
**
6/21/2023 (9,348)
USD 16,275,100 JPY 2,171,085,508 CITI 6/21/2023 (268,684)
USD 16,275,181 JPY 2,171,085,500 JPMC 6/21/2023 (268,603)
USD 1,720,311 KRW 2,248,893,940 CITI
**
6/21/2023 (9,196)
USD 1,720,320 KRW 2,248,893,936 JPMC
**
6/21/2023 (9,187)
USD 499,976 MXN 9,500,000 CITI 6/21/2023 (19,108)
USD 499,979 MXN 9,500,000 JPMC 6/21/2023 (19,105)
USD 2,192,616 NOK 23,140,502 CITI 6/21/2023 (25,556)
USD 2,192,627 NOK 23,140,498 JPMC 6/21/2023 (25,546)
USD 6,328,470 NZD 10,218,500 CITI 6/21/2023 (60,981)
USD 6,328,501 NZD 10,218,500 JPMC 6/21/2023 (60,949)
USD 147,986 PHP 8,176,503 CITI
**
6/21/2023 (2,505)
USD 147,987 PHP 8,176,497 JPMC
**
6/21/2023 (2,505)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
** Non-deliverable forward.
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 278,548 PLN 1,259,000 CITI 6/21/2023 $ (11,697)
USD 278,550 PLN 1,259,000 JPMC 6/21/2023 (11,696)
USD 552,968 SEK 5,734,250 CITI 6/21/2023 (1,811)
USD 552,970 SEK 5,734,250 JPMC 6/21/2023 (1,808)
USD 1,083,717 SGD 1,451,500 CITI 6/21/2023 (9,787)
USD 1,083,722 SGD 1,451,500 JPMC 6/21/2023 (9,782)
USD 65,886 TWD 2,000,000 CITI
**
6/21/2023 (169)
USD 65,887 TWD 2,000,000 JPMC
**
6/21/2023 (169)
USD 1,867,662 ZAR 34,447,502 CITI 6/21/2023 (53,635)
USD 1,867,671 ZAR 34,447,498 JPMC 6/21/2023 (53,626)
USD 59,997 CLP 49,153,566 CITI
**
6/22/2023 (1,284)
USD 59,997 CLP 49,153,559 JPMC
**
6/22/2023 (1,284)
Total unrealized depreciation (3,856,034)
Net unrealized depreciation $ (1,553,116)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 106.9%
COMMON STOCKS - 15.8%
Aerospace & Defense - 0.7%
Maxar Technologies, Inc. 235,987 12,049,496
Banks - 0.1%
Patriot National Bancorp, Inc. * 120,629 1,063,948
Biotechnology - 1.5%
Exelixis, Inc. *
2,965 57,551
Horizon Therapeutics plc *
231,127 25,225,201
25,282,752
Capital Markets - 8.5%
Accretion Acquisition Corp. *(a)
202,180 2,084,476
Achari Ventures Holdings Corp. I
*(a) 21,454 225,267
Acri Capital Acquisition Corp. *(a)
54,996 576,358
Acropolis Infrastructure Acquisition
Corp., Class A *(a)(b) 20,312 205,761
Aetherium Acquisition Corp., Class
A *(a)(b) 175,712 1,830,919
Alset Capital Acquisition Corp.,
Class A (2)*(a) 122,496 1,254,359
AltC Acquisition Corp., Class A *(a)
305,297 3,098,765
AltEnergy Acquisition Corp., Class
A (2)*(a) 122,926 1,274,743
American Acquisition Opportunity,
Inc., Class A (2)*(a) 74,925 760,489
Apeiron Capital Investment Corp.,
Class A (2)*(a)(b) 24,551 252,384
Aquaron Acquisition Corp. *(a)
35,605 362,815
Armada Acquisition Corp. I (2)*(a)
92,750 935,848
Artemis Strategic Investment
Corp., Class A *(a) 204,800 2,117,632
Athena Consumer Acquisition
Corp., Class A (2)*(a) 75,566 780,975
Ault Disruptive Technologies Corp.
(2)*(a) 73,140 765,776
Avalon Acquisition, Inc., Class A
*(a) 229,849 2,397,325
AxonPrime Infrastructure
Acquisition Corp., Class A *(a)(b) 234,165 2,435,316
Banner Acquisition Corp. *(a)
40,407 413,768
Bannix Acquisition Corp. *(a)
26,277 272,755
Banyan Acquisition Corp., Class
A *(a) 114,706 1,192,942
Beard Energy Transition Acquisition
Corp., Class A *(a) 149,518 1,549,754
Bellevue Life Sciences Acquisition
Corp. *(a) 25,053 253,035
Berenson Acquisition Corp. I, Class
A *(a) 110,400 1,109,520
Better World Acquisition Corp. *(a)
35,583 381,984
Bite Acquisition Corp. *(a)
18,753 191,656
Blockchain Moon Acquisition Corp.
*(a) 70,938 752,652
Broad Capital Acquisition Corp.
(2)*(a) 69,739 737,839
BurTech Acquisition Corp., Class
A (2)*(a) 116,029 1,180,015
INVESTMENTS SHARES VALUE ($)
Capital Markets - 8.5% (continued)
byNordic Acquisition Corp.
(Sweden) *(a) 138,414 1,438,121
C5 Acquisition Corp., Class A *(a)
309,299 3,229,082
Cetus Capital Acquisition Corp.
(Taiwan) *(a) 99,130 1,002,204
CF Acquisition Corp. VII, Class A
(2)*(a) 146,292 1,512,659
Churchill Capital Corp. VI, Class
A *(a) 67,203 679,422
Churchill Capital Corp. VII, Class
A *(a) 408,312 4,140,284
CIIG Capital Partners II, Inc., Class
A *(a) 161,558 1,680,203
Clean Earth Acquisitions Corp.,
Class A (2)*(a) 195,348 2,000,364
Concord Acquisition Corp. II, Class
A *(a) 76,866 779,421
Concord Acquisition Corp. III, Class
A (2)*(a) 228,022 2,362,308
Conyers Park III Acquisition Corp.,
Class A (2)*(a) 484,500 4,898,295
Crixus BH3 Acquisition Co., Class
A *(a) 84,579 870,318
DA32 Life Science Tech Acquisition
Corp., Class A *(a) 133,050 1,346,466
Data Knights Acquisition Corp.,
Class A (United Kingdom) *(a) 50,667 541,630
Deep Medicine Acquisition Corp.,
Class A (2)*(a) 51,423 545,084
Digital Health Acquisition Corp. *(a)
48,428 543,362
Digital Transformation
Opportunities Corp., Class A (2)*(a) 32,013 326,533
Direct Selling Acquisition Corp.,
Class A *(a) 102,582 1,077,111
dMY Squared Technology Group,
Inc., Class A (2)*(a) 12,280 125,870
dMY Technology Group, Inc. VI *(a)
82,182 839,908
DUET Acquisition Corp., Class A
*(a) 73,788 763,706
EF Hutton Acquisition Corp. I *(a)
34,096 347,438
Everest Consolidator Acquisition
Corp. (2)*(a) 131,016 1,362,566
ExcelFin Acquisition Corp., Class
A *(a) 186,114 1,933,724
Feutune Light Acquisition Corp.,
Class A *(a) 94,079 979,362
FG Merger Corp. *(a)
98,184 1,021,114
Financial Strategies Acquisition
Corp. *(a) 18,686 200,875
Fintech Ecosystem Development
Corp., Class A *(a) 10,730 112,933
First Light Acquisition Group, Inc.,
Class A *(a) 40,464 415,565
Focus Impact Acquisition Corp.,
Class A (2)*(a) 101,950 1,057,221
Fortune Rise Acquisition Corp. *(a)
98,648 1,051,588
FTAC Emerald Acquisition Corp.,
Class A *(a) 353,584 3,613,628
FTAC Zeus Acquisition Corp.,
Class A *(a) 320,427 3,297,194

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 8.5% (continued)
FutureTech II Acquisition Corp.,
Class A (2)*(a) 38,964 407,174
Gardiner Healthcare Acquisitions
Corp. *(a) 19,575 204,755
Genesis Unicorn Capital Corp.,
Class A *(a) 67,549 709,264
GigCapital5, Inc. *(a)
123,100 1,297,486
Global Blockchain Acquisition
Corp. (2)*(a) 161,196 1,655,483
Global Star Acquisition, Inc., Class
A *(a) 50,064 515,159
Globalink Investment, Inc. (2)*(a)
74,843 776,870
Goldenstone Acquisition Ltd. *(a)
32,200 334,075
GSR II Meteora Acquisition Corp.,
Class A *(a) 244,186 2,524,883
Hawks Acquisition Corp., Class A
*(a) 91,460 930,148
HNR Acquisition Corp. *(a)
49,014 511,706
Home Plate Acquisition Corp.,
Class A *(a) 41,016 415,082
Inception Growth Acquisition Ltd.
*(a) 140,846 1,435,221
Industrial Tech Acquisitions II, Inc.,
Class A *(a) 126,008 1,311,743
Insight Acquisition Corp., Class A
*(a) 50,340 514,475
Integral Acquisition Corp. 1, Class
A (2)*(a) 107,616 1,104,140
Jaws Hurricane Acquisition Corp.,
Class A *(a) 169,809 1,725,259
Juniper II Corp., Class A (2)*(a)
153,552 1,592,334
Jupiter Acquisition Corp., Class A
*(a) 236,154 2,396,963
JUPITER WELLNESS
ACQUISITION Corp., Class A *(a) 149,929 1,581,751
Khosla Ventures Acquisition Co. III,
Class A *(a) 184,081 1,868,422
LAVA Medtech Acquisition Corp.,
Class A *(a) 63,464 661,930
Learn CW Investment Corp., Class
A (2)*(a) 26,704 274,250
LF Capital Acquisition Corp. II *(a)
130,138 1,366,449
Live Oak Crestview Climate
Acquisition Corp., Class A *(a) 164,130 1,657,713
Logistics Innovation Technologies
Corp., Class A *(a) 78,523 797,008
Mercato Partners Acquisition Corp.,
Class A (2)*(a) 54,767 570,672
Metal Sky Star Acquisition Corp.
(2)*(a) 17,504 182,567
Minority Equality Opportunities
Acquisition, Inc., Class A (2)*(a) 40,202 432,574
Mobiv Acquisition Corp., Class A
*(a) 101,917 1,064,013
Monterey Bio Acquisition Corp.
(2)*(a) 8,700 92,481
Monterey Capital Acquisition Corp.,
Class A *(a) 71,394 732,502
Murphy Canyon Acquisition Corp.,
Class A *(a) 29,168 306,847
INVESTMENTS SHARES VALUE ($)
Capital Markets - 8.5% (continued)
New Providence Acquisition Corp.
II, Class A *(a) 145,550 1,508,626
NewHold Investment Corp. II,
Class A (2)*(a) 134,732 1,368,877
Northern Star Investment Corp. IV,
Class A *(a) 111,304 1,120,831
NorthView Acquisition Corp. (2)*(a)
22,823 235,990
Nubia Brand International Corp.,
Class A *(a) 284,300 3,007,894
OPY Acquisition Corp. I, Class A
*(a) 41,286 416,576
Panacea Acquisition Corp. II, Class
A *(a) 100,000 1,020,000
Papaya Growth Opportunity Corp.
I, Class A *(a) 21,403 222,805
Parabellum Acquisition Corp.,
Class A *(a) 16,186 165,906
Phoenix Biotech Acquisition Corp.,
Class A (2)*(a) 46,808 499,909
PHP Ventures Acquisition Corp.,
Class A (Malaysia) (2)*(a) 29,400 311,934
Pivotal Investment Corp. III, Class
A (2)*(a) 48,926 480,453
Plutonian Acquisition Corp. *(a)
15,166 155,300
Pono Capital Two, Inc., Class A
(2)*(a) 92,094 959,619
Post Holdings Partnering Corp.,
Class A *(a) 93,000 941,160
Prime Number Acquisition I Corp.,
Class A *(a) 35,700 369,495
PROOF Acquisition Corp. I, Class
A *(a) 150,864 1,573,512
Qomolangma Acquisition Corp.
(2)*(a) 23,684 243,235
Redwoods Acquisition Corp. *(a)
74,885 773,562
RF Acquisition Corp., Class A
(Singapore) *(a) 128,573 1,324,302
ROC Energy Acquisition Corp.
(2)*(a) 149,375 1,557,981
Roth CH Acquisition V Co. *(a)
28,286 291,912
Sagaliam Acquisition Corp., Class
A (2)*(a) 31,501 331,391
Schultze Special Purpose
Acquisition Corp. II, Class A *(a) 63,730 665,341
Seaport Global Acquisition II Corp.,
Class A *(a) 73,418 748,864
ShoulderUp Technology Acquisition
Corp., Class A (2)*(a) 299,987 3,107,865
Signal Hill Acquisition Corp., Class
A *(a) 194,198 2,017,717
Sizzle Acquisition Corp. (2)*(a)
60,872 635,504
SportsMap Tech Acquisition Corp.
*(a) 176,600 1,836,640
Springwater Special Situations
Corp. (2)*(a) 40,212 408,152
TG Venture Acquisition Corp.
(2)*(a) 273,650 2,832,278
TLG Acquisition One Corp., Class
A *(a) 159,106 1,654,702

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 8.5% (continued)
Trajectory Alpha Acquisition Corp.,
Class A (2)*(a) 109,920 1,121,184
Viscogliosi Brothers Acquisition
Corp. *(a) 52,960 552,373
Vision Sensing Acquisition Corp.,
Class A (2)*(a) 51,216 537,768
VMG Consumer Acquisition Corp.,
Class A *(a) 236,497 2,452,474
Welsbach Technology Metals
Acquisition Corp. (2)*(a) 9,289 96,420
Western Acquisition Ventures Corp.
(2)*(a) 7,855 80,200
Yotta Acquisition Corp. *(a)
156,021 1,605,456
146,676,294
Chemicals - 1.0%
Chr Hansen Holding A/S
(Denmark) (2) 233,569 17,767,701
Distributors - 0.5%
Uni-Select, Inc. (Canada) * 248,621 8,572,504
Financial Services - 0.7%
Home Capital Group, Inc. (Canada) 362,924 11,090,463
Hotels, Restaurants & Leisure - 0.4%
Booking Holdings, Inc. *(b)
2,794 7,410,834
Papa John's International, Inc.
394 29,522
7,440,356
Interactive Media & Services - 0.0% (c)
Bumble, Inc., Class A * 1,980 38,709
Media - 1.6%
Paramount Global, Class B
107,063 2,388,576
Shaw Communications, Inc., Class
B (Canada) 867,039 25,943,807
28,332,383
Metals & Mining - 0.0% (c)
Sabina Gold & Silver Corp.
(Canada) * 398,253 604,083
Real Estate Management & Development - 0.1%
Zillow Group, Inc., Class A * 42,000 1,835,400
Specialty Retail - 0.7%
TravelCenters of America, Inc. * 148,062 12,807,363
TOTAL COMMON STOCKS
(Cost $266,666,543) 273,561,452
PREFERRED STOCKS - 0.0% (c)
Entertainment - 0.0% (c)
AMC Entertainment Holdings, Inc.,
*(d)
(Cost $637,789) 283,200 416,304
CLOSED END FUNDS - 4.4%
abrdn Emerging Markets Equity (b)
2,886 15,469
abrdn Global Dynamic Dividend
Fund (b) 15,626 145,791
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 4.4% (continued)
abrdn Global Infrastructure In
4,451 79,940
abrdn Total Dynamic Dividend
Fund 110,166 890,141
Adams Diversified Equity Fund,
Inc. 74,963 1,165,675
Adams Natural Resources Fund,
Inc. (b) 32,233 662,710
AllianceBernstein National
Municipal Income Fund, Inc. (b) 72,295 791,630
Allspring Income Opportunities
15,027 95,121
Apollo Senior Floating Rate Fund,
Inc. (b) 24,543 309,978
Apollo Tactical Income Fund, Inc.
(b) 11,353 137,598
Ares Dynamic Credit Allocation
Fund, Inc. (b) 30,566 365,875
Bancroft Fund Ltd.
9,351 158,873
Barings Global Short Duration High
Yield Fund 17,505 225,814
BlackRock California Municipal
Income Trust 42,086 492,406
BlackRock Corporate High Yield
Fund, Inc. 12,202 106,401
BlackRock Credit Allocation
Income Trust (b) 51,768 532,693
BlackRock Debt Strategies Fund,
Inc. 60,542 575,754
BlackRock Energy and Resources
Trust (b) 27,937 339,714
BlackRock Enhanced Global
Dividend Trust (b) 62,875 624,349
BlackRock Enhanced International
Dividend Trust (b) 108,117 583,832
BlackRock Floating Rate Income
Strategies Fund, Inc. (b) 44,527 520,966
BlackRock Floating Rate Income
Trust (b) 31,791 356,377
Blackrock Health Sciences Trust II
18,632 311,341
BlackRock Innovation & Growth
Trust 186,894 1,500,759
Blackrock Investment Quality
Municipal Trust, Inc. (The) 5,307 64,055
BlackRock MuniAssets Fund, Inc.
(b) 1,785 18,796
BlackRock Municipal 2030 Target
Term Trust 4,347 94,417
BlackRock Municipal Income Fund,
Inc. (b) 108,825 1,271,076
BlackRock Municipal Income
Quality Trust (b) 36,286 415,112
BlackRock Municipal Income Trust
(b) 104,867 1,070,692
BlackRock Municipal Income Trust
II (b) 100,795 1,081,530
BlackRock MuniHoldings California
Quality Fund, Inc. (b) 133,332 1,474,652
BlackRock MuniHoldings Fund,
Inc. (b) 77,898 938,671
BlackRock MuniHoldings New
Jersey Quality Fund, Inc. (b) 65,678 752,013

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 4.4% (continued)
BlackRock MuniHoldings New York
Quality Fund, Inc. (b) 62,350 663,404
BlackRock MuniHoldings Quality
Fund II, Inc. (b) 35,030 351,701
BlackRock MuniVest Fund II, Inc.
(b) 42,718 459,218
BlackRock MuniVest Fund, Inc. (b)
106,169 734,689
BlackRock MuniYield Fund, Inc. (b)
87,802 943,872
BlackRock MuniYield Michigan
Quality Fund, Inc. (b) 37,109 415,250
BlackRock MuniYield New York
Quality Fund, Inc. (b) 77,138 782,951
BlackRock MuniYield Pennsylvania
Quality Fund (b) 24,530 287,982
BlackRock MuniYield Quality Fund
II, Inc. (b) 19,999 207,390
BlackRock MuniYield Quality Fund
III, Inc. (b) 84,118 953,898
BlackRock MuniYield Quality Fund,
Inc. (b) 76,421 904,825
BlackRock New York Municipal
Income Trust (b) 67,544 702,458
BlackRock Resources &
Commodities Strategy Trust 84,201 803,278
BlackRock Science & Technology
Trust II 29,499 551,336
Blackstone Long-Short Credit
Income Fund (b) 38,612 421,257
Blackstone Senior Floating Rate
2027 Term Fund 27,363 346,826
Blackstone Strategic Credit 2027
Term Fund 65,604 698,683
BNY Mellon Municipal Income, Inc.
70,954 460,491
BNY Mellon Strategic Municipal
Bond Fund, Inc. 104,129 625,815
BNY Mellon Strategic Municipals,
Inc. 78,814 491,799
Calamos Global Dynamic Income
Fund 4,503 26,928
Calamos Long
11,152 172,187
CBRE Global Real Estate Income
Fund 51,201 271,877
Central Securities Corp.
1,344 46,749
Clough Global Equity Fund
38,832 235,322
Clough Global Opportunities Fund
51,331 251,009
Cohen & Steers Ltd. Duration
Preferred and Income Fund, Inc. 9,850 175,724
Delaware Investments National
Municipal Income Fund 5,987 63,881
DoubleLine Yield Opportunities
Fund 2,845 39,802
DWS Municipal Income Trust
45,572 405,591
DWS Strategic Municipal Income
Trust 98 831
Eaton Vance California Municipal
Bond Fund 80,375 724,982
Eaton Vance Floating-Rate Income
Trust 39,758 457,615
Eaton Vance Municipal Bond Fund
105,863 1,100,975
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 4.4% (continued)
Eaton Vance Municipal Income
Trust 60,205 609,877
Eaton Vance New York Municipal
Bond Fund 38,814 377,272
Eaton Vance Senior Floating-Rate
Trust 43,045 487,700
Eaton Vance Senior Income Trust
5,991 32,052
Ellsworth Growth and Income Fund
Ltd. 43,752 354,829
Federated Hermes Premier
Municipal Income Fund 43,058 465,888
First Trust Energy Income and
Growth Fund 17,300 224,554
First Trust High Income Long
13,254 150,433
First Trust High Yield Opportunities
2027 Term Fund 18,620 259,935
First Trust Senior Floating Rate
Income Fund II 63,323 630,064
Flaherty & Crumrine Preferred and
Income Opportunity Fund, Inc. 309 2,549
Flaherty & Crumrine Total Return
Fund, Inc. 1,592 23,402
Franklin Ltd. Duration Income Trust
117,073 723,511
Gabelli Dividend & Income Trust
(The) 42,247 878,315
Gabelli Global Small and Mid Cap
Value Trust (The) 265 3,086
Gabelli Healthcare & WellnessRx
Trust (The) 18,175 183,386
GDL Fund (The)
13,102 102,788
General American Investors Co.,
Inc. 2,718 105,757
Highland Global Allocation Fund
1,219 11,020
Highland Income Fund
86,017 756,089
Insight Select Income Fund
17,206 273,231
Invesco Advantage Municipal
Income Trust II 70,192 625,411
Invesco California Value Municipal
Income Trust 89,756 912,819
Invesco Municipal Opportunity
Trust 94,140 923,513
Invesco Municipal Trust
85,940 852,525
Invesco Pennsylvania Value
Municipal Income Trust 36,870 370,175
Invesco Quality Municipal Income
Trust 85,275 851,044
Invesco Trust for Investment Grade
Municipals 83,016 825,179
Invesco Trust for Investment Grade
New York Municipals 23,001 240,590
Invesco Value Municipal Income
Trust 37,580 458,476
John Hancock Income Securities
Trust 1,208 13,191
KKR Income Opportunities Fund
82,627 907,244
Lazard Global Total Return and
Income Fund, Inc. 55 849
LMP Capital and Income Fund, Inc.
12,176 148,669
MFS Municipal Income Trust
77,111 411,773

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 4.4% (continued)
Neuberger Berman Municipal
Fund, Inc. 44,261 484,658
New America High Income Fund,
Inc. (The) 31,110 211,859
New Germany Fund, Inc. (The)
5,051 45,914
Nuveen AMT-Free Municipal Credit
Income Fund 175,148 2,063,243
Nuveen AMT-Free Municipal Value
Fund 8,571 118,023
Nuveen AMT-Free Quality
Municipal Income Fund 212,531 2,363,345
Nuveen Arizona Quality Municipal
Income Fund 1,054 11,910
Nuveen California AMT-Free
Quality Municipal Income Fund 33,883 394,398
Nuveen California Quality
Municipal Income Fund 149,357 1,644,421
Nuveen Credit Strategies Income
Fund 113,935 582,208
Nuveen Floating Rate Income
Opportunity Fund 39,052 313,197
Nuveen Georgia Quality Municipal
Income Fund 8,624 87,706
Nuveen Massachusetts Quality
Municipal Income Fund 5,237 55,722
Nuveen Multi-Asset Income Fund
6,274 72,402
Nuveen Municipal Credit Income
Fund 183,523 2,193,100
Nuveen New Jersey Quality
Municipal Income Fund 46,874 548,895
Nuveen New York AMT-Free
Quality Municipal Income Fund 88,409 934,483
Nuveen New York Quality
Municipal Income Fund 57,792 638,024
Nuveen Ohio Quality Municipal
Income Fund 27,598 350,771
Nuveen Pennsylvania Quality
Municipal Income Fund 55,909 639,040
Nuveen Preferred & Income
Opportunities Fund 100,494 661,251
Nuveen Preferred & Income
Securities Fund 187,973 1,214,306
Nuveen Quality Municipal Income
Fund 190,599 2,197,606
Nuveen Real Asset Income and
Growth Fund 33,989 399,031
Nuveen Short Duration Credit
Opportunities Fund 12,575 147,505
Nuveen Virginia Quality Municipal
Income Fund 167 1,904
PGIM Global High Yield Fund, Inc.
39,676 435,246
PGIM High Yield Bond Fund, Inc.
29,376 358,387
PIMCO California Municipal
Income Fund II 471 2,920
Pioneer Diversified High Income
Fund, Inc. 115 1,164
Pioneer Floating Rate Fund, Inc.
47,440 412,728
Pioneer High Income Fund, Inc.
80,718 535,160
Pioneer Municipal High Income
Advantage Fund, Inc. 69,478 571,804
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 4.4% (continued)
Pioneer Municipal High Income
Fund Trust 71,438 635,084
Royce Global Value Trust, Inc.
1,365 12,285
Royce Value Trust, Inc.
19,886 269,853
Saba Capital Income &
Opportunities Fund 28,059 228,681
Source Capital, Inc.
1,131 42,740
SRH Total Return Fund, Inc. (b)
18,390 225,829
Swiss Helvetia Fund, Inc. (The)
2,275 18,041
Tekla Healthcare Investors
56,438 996,131
Tekla Healthcare Opportunities
Fund 51,849 972,687
Tekla Life Sciences Investors
52,036 724,861
Templeton Emerging Markets Fund
7,603 88,955
Tri-Continental Corp.
1,522 40,409
Virtus Dividend Interest & Premium
Strategy Fund 79,352 933,180
Virtus Equity & Convertible Income
Fund 14,825 291,311
Virtus Total Return Fund, Inc.
15,031 97,326
Voya Emerging Markets High
Dividend Equity Fund 20,154 108,227
Voya Global Advantage and
Premium Opportunity Fund 18,966 161,970
Voya Global Equity Dividend and
Premium Opportunity Fund 49,904 254,510
Voya Infrastructure Industrials and
Materials Fund 22,336 215,542
Western Asset Global High Income
Fund, Inc. 15,881 110,532
Western Asset Intermediate Muni
Fund, Inc. 19,673 155,550
Western Asset Investment Grade
Income Fund, Inc. 697 8,322
Western Asset Managed
Municipals Fund, Inc. 72,997 750,409
Western Asset Municipal High
Income Fund, Inc. 27,630 184,292
Western Asset Municipal Partners
Fund, Inc. 8,973 108,573
Western Asset Premier Bond Fund
17,007 173,471
TOTAL CLOSED END FUNDS
(Cost $76,892,980) 76,649,115
PRINCIPAL
AMOUNT
CORPORATE BONDS - 0.3%
Diversified REITs - 0.3%
iStar, Inc.
4.75%, 10/1/2024 (2) $ 2,331,000 2,351,396
4.25%, 8/1/2025 (2) 2,364,000 2,375,798
4,727,194
Independent Power and Renewable Electricity Producers - 0.0% (c)
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2022 (3)(e)(f) 2,375,000 190,000
Media - 0.0% (c)
iHeartCommunications, Inc.
6.38%, 5/1/2026 (2) 423 373

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Oil, Gas & Consumable Fuels - 0.0% (c)
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(e)(f) $ 2,833,436 144,340
TOTAL CORPORATE BONDS
(Cost $5,587,707) 5,061,907
CONVERTIBLE BONDS - 23.5%
Aerospace & Defense - 0.1%
Virgin Galactic Holdings, Inc.
2.50%, 2/1/2027 (2)(b)(g) 4,067,000 1,911,490
Automobile Components - 0.5%
LCI Industries
1.13%, 5/15/2026 (2)(b) 6,925,000 6,291,362
Luminar Technologies, Inc.
1.25%, 12/15/2026 (2)(b)(g) 3,325,000 2,159,311
8,450,673
Automobiles - 0.5%
Ford Motor Co.
0.00%, 3/15/2026 (2)(b) 8,750,000 8,741,250
Biotechnology - 1.5%
Cytokinetics, Inc.
3.50%, 7/1/2027 (2)(b)(g) 10,840,000 10,579,840
Exact Sciences Corp.
2.00%, 3/1/2030 (2)(b)(g) 11,975,000 13,166,513
Inovio Pharmaceuticals, Inc.
6.50%, 3/1/2024 (2)(b) 2,075,000 1,662,014
25,408,367
Broadline Retail - 0.9%
Etsy, Inc.
0.25%, 6/15/2028 (2)(b) 17,025,000 14,051,120
Groupon, Inc.
1.13%, 3/15/2026 (2)(b) 4,250,000 1,657,554
15,708,674
Capital Markets - 0.1%
WisdomTree, Inc.
5.75%, 8/15/2028 (2)(b)(g) 1,425,000 1,410,038
Communications Equipment - 1.4%
Infinera Corp.
2.50%, 3/1/2027 (2)(b) 2,925,000 3,569,035
3.75%, 8/1/2028 (2)(b)(g) 7,575,000 10,226,250
Lumentum Holdings, Inc.
0.50%, 6/15/2028 (2)(b) 14,356,000 10,930,402
24,725,687
Consumer Finance - 1.0%
EZCORP, Inc.
2.38%, 5/1/2025 (2)(b) 1,540,000 1,399,583
3.75%, 12/15/2029 (2)(b)(g) 9,850,000 9,674,283
LendingTree, Inc.
0.50%, 7/15/2025 (2)(b) 7,500,000 5,593,500
16,667,366
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Diversified Consumer Services - 0.7%
2U, Inc.
2.25%, 5/1/2025 (2)(b) $ 3,425,000 2,676,637
Chegg, Inc.
0.00%, 9/1/2026 (2)(b) 12,745,000 10,004,703
12,681,340
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc.
0.25%, 3/1/2026 (2)(b) 1,875,000 1,445,181
Electric Utilities - 0.2%
Southern Co. (The)
3.88%, 12/15/2025 (2)(b)(g) 3,926,000 3,970,096
Electrical Equipment - 0.8%
Array Technologies, Inc.
1.00%, 12/1/2028 (2)(b) 12,850,000 14,157,724
Energy Equipment & Services - 0.9%
Helix Energy Solutions Group, Inc.
6.75%, 2/15/2026 (2)(b) 3,250,000 4,444,222
Nabors Industries, Inc.
1.75%, 6/15/2029 (2)(b)(g) 12,646,000 10,951,436
15,395,658
Entertainment - 0.5%
Live Nation Entertainment, Inc.
3.13%, 1/15/2029 (2)(b)(g) 1,668,000 1,635,474
Sea Ltd. (Singapore)
0.25%, 9/15/2026 (2)(b) 8,250,000 6,463,875
8,099,349
Financial Services - 1.3%
Repay Holdings Corp.
0.00%, 2/1/2026 (2)(b)(g) 8,300,000 6,254,050
Shift4 Payments, Inc.
0.50%, 8/1/2027 (2)(b) 16,600,000 15,662,100
21,916,150
Food Products - 0.1%
Freshpet, Inc.
3.00%, 4/1/2028 (2)(b)(g) 1,548,000 1,797,228
Ground Transportation - 0.5%
Lyft, Inc.
1.50%, 5/15/2025 (2)(b) 9,150,000 8,033,067
Health Care Equipment & Supplies - 0.8%
Cutera, Inc.
2.25%, 6/1/2028 (2)(b)(g) 10,581,000 7,764,833
4.00%, 6/1/2029 (2)(b)(g) 1,033,000 755,565
Lantheus Holdings, Inc.
2.63%, 12/15/2027 (2)(b)(g) 1,940,000 2,513,372
Varex Imaging Corp.
4.00%, 6/1/2025 (2)(b) 3,100,000 3,418,293
14,452,063
Health Care Providers & Services - 0.4%
Guardant Health, Inc.
0.00%, 11/15/2027 (2)(b) 11,200,000 7,507,692
Health Care Technology - 0.0% (c)
Teladoc Health, Inc.
1.25%, 6/1/2027 (2)(b) 1,300,000 1,002,681

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Hotels, Restaurants & Leisure - 2.9%
Airbnb, Inc.
0.00%, 3/15/2026 (2)(b) $ 13,725,000 12,002,512
Carnival Corp.
5.75%, 12/1/2027 (2)(b)(g) 13,245,000 14,297,978
DraftKings Holdings, Inc.
0.00%, 3/15/2028 (2)(b) 13,750,000 9,515,000
MakeMyTrip Ltd. (India)
0.00%, 2/15/2028 (2)(b) 6,075,000 5,768,212
NCL Corp. Ltd.
1.13%, 2/15/2027 (2)(b) 12,113,000 8,614,246
50,197,948
Household Durables - 0.1%
GoPro, Inc.
1.25%, 11/15/2025 (2)(b) 1,225,000 1,103,613
Independent Power and Renewable Electricity Producers - 0.5%
Sunnova Energy International, Inc.
0.25%, 12/1/2026 (2)(b) 3,450,000 2,444,325
2.63%, 2/15/2028 (2)(b)(g) 8,137,000 5,862,871
8,307,196
Interactive Media & Services - 0.9%
Eventbrite, Inc.
0.75%, 9/15/2026 (2)(b) 7,400,000 5,712,800
Snap, Inc.
0.00%, 5/1/2027 (2)(b) 1,175,000 855,988
0.13%, 3/1/2028 (2)(b) 12,872,000 9,029,708
15,598,496
IT Services - 0.4%
DigitalOcean Holdings, Inc.
0.00%, 12/1/2026 (2)(b) 280,000 219,873
Shopify, Inc. (Canada)
0.13%, 11/1/2025 (2)(b) 7,675,000 6,746,325
6,966,198
Life Sciences Tools & Services - 0.1%
CryoPort, Inc.
0.75%, 12/1/2026 (2)(b)(g) 3,083,000 2,402,501
Machinery - 1.0%
3D Systems Corp.
0.00%, 11/15/2026 (2)(b) 9,900,000 7,406,438
Greenbrier Cos., Inc. (The)
2.88%, 4/15/2028 (2)(b) 11,535,000 9,787,447
17,193,885
Media - 0.7%
Cable One, Inc.
1.13%, 3/15/2028 (2)(b) 7,514,000 5,492,734
Liberty Broadband Corp.
3.13%, 3/31/2053 (2)(b)(g) 7,516,000 7,346,890
12,839,624
Oil, Gas & Consumable Fuels - 0.1%
Northern Oil and Gas, Inc.
3.63%, 4/15/2029 (2)(b)(g) 1,422,000 1,517,977
Passenger Airlines - 0.6%
JetBlue Airways Corp.
0.50%, 4/1/2026 (2)(b) 12,675,000 9,721,725
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Pharmaceuticals - 0.6%
Innoviva, Inc.
2.13%, 3/15/2028 (2)(b) $ 13,373,000 10,468,287
Professional Services - 0.2%
Upwork, Inc.
0.25%, 8/15/2026 (2)(b) 4,225,000 3,309,852
Real Estate Management & Development - 0.2%
Redfin Corp.
0.50%, 4/1/2027 (2)(b) 4,535,000 2,782,193
Semiconductors & Semiconductor Equipment - 0.4%
ON Semiconductor Corp.
0.50%, 3/1/2029 (2)(b)(g) 4,708,000 4,894,474
Semtech Corp.
1.63%, 11/1/2027 (2)(b)(g) 1,928,000 1,760,264
SMART Global Holdings, Inc.
2.00%, 2/1/2029 (2)(b) 1,000,000 1,024,500
7,679,238
Software - 1.5%
8x8, Inc.
0.50%, 2/1/2024 (2)(b) 2,450,000 2,203,258
4.00%, 2/1/2028 (2)(b) 9,050,000 7,930,062
Confluent, Inc.
0.00%, 1/15/2027 (2)(b) 5,825,000 4,601,046
Envestnet, Inc.
2.63%, 12/1/2027 (2)(b)(g) 1,230,000 1,284,735
Marathon Digital Holdings, Inc.
1.00%, 12/1/2026 (2)(b) 6,855,000 2,592,217
Porch Group, Inc.
0.75%, 9/15/2026 (2)(b)(g) 3,400,000 1,827,500
Unity Software, Inc.
0.00%, 11/15/2026 (2)(b) 6,825,000 5,285,963
Veritone, Inc.
1.75%, 11/15/2026 (2)(b) 1,091,000 740,668
26,465,449
Specialty Retail - 0.7%
Farfetch Ltd. (United Kingdom)
3.75%, 5/1/2027 (2)(b) 8,525,000 6,636,713
Wayfair, Inc.
3.25%, 9/15/2027 (2)(b)(g) 6,483,000 5,504,067
12,140,780
Trading Companies & Distributors - 0.3%
Xometry, Inc.
1.00%, 2/1/2027 (2)(b) 8,800,000 5,853,760
TOTAL CONVERTIBLE BONDS
(Cost $457,868,490) 408,030,496
NO. OF
RIGHTS
RIGHTS - 0.1%
Biotechnology - 0.0% (c)
Ambit Biosciences Corp., CVR
(3)*(e) 146,272 145,115
Tobira Therapeutics, Inc., CVR
(3)*(e) 11,880 146,573
291,688

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.1%
Accretion Acquisition Corp.,
expiring 3/1/2028 *(a) 202,180 19,005
Alset Capital Acquisition Corp.,
expiring 2/3/2025 *(a) 122,496 28,174
Aquaron Acquisition Corp., expiring
7/15/2026 *(a)(b) 35,605 11,468
Bannix Acquisition Corp., expiring
8/30/2026 *(a) 26,277 3,676
Bellevue Life Sciences Acquisition
Corp. (2)*(a) 25,053 3,758
Blockchain Moon Acquisition Corp.,
expiring 10/21/2026 *(a) 44,844 2,354
Breeze Holdings Acquisition Corp.
*(a) 55,000 7,695
Broad Capital Acquisition Corp.,
expiring 1/13/2027 (2)*(a) 69,739 10,391
Clean Earth Acquisitions Corp.,
expiring 8/28/2028 *(a) 195,348 29,224
Deep Medicine Acquisition Corp.,
expiring 9/30/2028 *(a) 152,927 21,440
Edoc Acquisition Corp., expiring
11/30/2027 *(a) 55,000 10,593
EF Hutton Acquisition Corp. I,
expiring 9/13/2027 *(a) 34,096 6,768
Feutune Light Acquisition Corp.
(2)*(a) 94,079 15,053
Financial Strategies Acquisition
Corp. *(a) 131,193 13,802
Fintech Ecosystem Development
Corp., expiring 1/4/2026 (2)*(a) 10,730 1,074
Global Blockchain Acquisition
Corp. *(a) 161,196 12,896
Global Star Acquisition, Inc.,
expiring 6/21/2024 *(a) 50,064 7,179
Globalink Investment, Inc., expiring
12/9/2026 (2)*(a) 74,843 6,736
Goldenstone Acquisition Ltd.,
expiring 7/15/2026 (3)*(a)(e) 32,200 4,025
GSR II Meteora Acquisition Corp.
*(a) 15,261 12,972
Inception Growth Acquisition Ltd.
*(a) 112,518 11,117
JUPITER WELLNESS
ACQUISITION Corp. *(a) 149,929 59,972
Metal Sky Star Acquisition Corp.,
expiring 12/31/2023 (2)*(a) 103,342 16,535
Monterey Capital Acquisition Corp.,
expiring 5/13/2027 *(a) 71,394 12,494
NorthView Acquisition Corp.,
expiring 8/2/2027 *(a) 154,598 26,282
PHP Ventures Acquisition Corp.,
expiring 8/11/2026 (2)*(a) 29,400 4,807
Plutonian Acquisition Corp.,
expiring 11/14/2027 (2)*(a) 15,166 3,033
Prime Number Acquisition I Corp.
*(a) 35,700 5,994
Qomolangma Acquisition Corp.,
expiring 1/18/2028 *(a) 23,684 3,789
Redwoods Acquisition Corp.,
expiring 3/15/2027 (2)*(a) 74,885 7,488
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.1% (continued)
RF Acquisition Corp., expiring
3/29/2024 *(a) 114,573 17,186
ROC Energy Acquisition Corp.,
expiring 11/30/2028 (2)*(a) 149,375 52,281
Sagaliam Acquisition Corp.,
expiring 5/31/2028 (2)*(a) 70,003 5,789
Springwater Special Situations
Corp., expiring 9/6/2023 (2)*(a) 40,212 32,652
Welsbach Technology Metals
Acquisition Corp. (2)*(a) 9,289 1,626
Yotta Acquisition Corp., expiring
12/31/2023 *(a) 68,693 10,304
499,632
TOTAL RIGHTS
(Cost $–) 791,320
NO. OF
WARRANTS
WARRANTS - 0.2%
Aerospace & Defense - 0.0% (c)
AERWINS Technology, Inc.,
expiring 6/16/2026 *(b) 69,310 3,965
Eve Holding, Inc., expiring
10/8/2025 * 78,085 31,546
35,511
Biotechnology - 0.0% (c)
180 Life Sciences Corp.,
expiring 11/7/2025 * 367,218 7,271
4d pharma plc, expiring
3/22/2026 (United Kingdom)
(2)* 10,533 10
Cardio Diagnostics Holdings,
Inc., expiring 12/1/2026 * 6,949 2,223
DermTech, Inc., expiring
8/29/2024 (2)* 103,462 19,658
Ensysce Biosciences, Inc.,
expiring 2/1/2026 * 160,198 3,524
Ocean Biomedical, Inc.,
expiring 7/19/2026 * 11,789 3,300
Peak Bio, Inc., expiring
12/31/2027 (2)* 5,961 1
ZyVersa Therapeutics, Inc.,
expiring 12/20/2026 (3)*(e) 38,655 –
35,987
Broadline Retail - 0.0% (c)
Nogin, Inc., expiring
8/26/2027 * 61,930 1,753
Capital Markets - 0.1%
26 Capital Acquisition Corp.,
expiring 12/31/2027 *(a) 74,200 2,048
7GC & Co. Holdings, Inc.,
expiring 12/31/2026 (2)*(a) 67,750 6,775
Accretion Acquisition Corp.,
expiring 3/1/2028 (2)*(a)(b) 101,090 3,538
Achari Ventures Holdings
Corp. I, expiring 10/15/2026
*(a)(b) 42,909 1,828
Acri Capital Acquisition Corp.,
expiring 2/1/2029 (3)*(a)(b)(e) 27,498 1,925

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Acropolis Infrastructure
Acquisition Corp., expiring
3/31/2026 (2)*(a)(b) 140,333 23,997
Adit EdTech Acquisition
Corp., expiring 12/31/2027
*(a)(b) 41,250 3,300
Aequi Acquisition Corp.,
expiring 11/30/2027 *(a)(b) 107,000 10,700
Aetherium Acquisition Corp.,
expiring 1/21/2028 (2)*(a) 175,712 5,377
Alpha Healthcare Acquisition
Corp. III, expiring 4/12/2027
*(a) 52,000 8,476
Alpine Acquisition Corp.,
expiring 5/1/2026 *(a) 15,103 15
Alset Capital Acquisition
Corp., expiring 2/2/2027
(2)*(a) 61,248 2,805
AltEnergy Acquisition Corp.,
expiring 11/2/2028 *(a)(b) 61,463 4,923
Altitude Acquisition Corp.,
expiring 11/30/2027 *(a)(b) 96,300 4,931
American Acquisition
Opportunity, Inc., expiring
5/28/2026 (2)*(a) 58,500 1,755
Anzu Special Acquisition
Corp. I, expiring 12/31/2027
(2)*(a)(b) 68,889 2,590
Apeiron Capital Investment
Corp., expiring 6/24/2023
(2)*(a)(b) 54,024 2,701
Armada Acquisition Corp. I,
expiring 8/13/2026 (2)*(a) 64,166 7,052
Arogo Capital Acquisition
Corp., expiring 3/23/2028 *(a) 96,774 5,806
Arrowroot Acquisition Corp.,
expiring 3/2/2026 *(a)(b) 41,500 4,984
Artemis Strategic Investment
Corp., expiring 12/31/2027
*(a) 102,400 6,144
Athena Consumer Acquisition
Corp., expiring 7/31/2028
(2)*(a) 64,463 4,738
Athena Technology
Acquisition Corp. II, expiring
10/17/2028 *(a)(b) 319,116 28,752
Atlantic Coastal Acquisition
Corp., expiring 12/31/2027
*(a)(b) 228,472 9,619
Atlantic Coastal Acquisition
Corp. II, expiring 6/2/2028
(2)*(a)(b) 206,631 14,423
Ault Disruptive Technologies
Corp., expiring 6/20/2028
(3)*(a)(b)(e) 54,855 2,743
Aurora Acquisition Corp.,
expiring 12/31/2028 (United
Kingdom) (2)*(a)(b) 9,375 543
Avalon Acquisition, Inc.,
expiring 12/31/2026 *(a) 79,701 7,173
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
AxonPrime Infrastructure
Acquisition Corp., expiring
7/8/2023 (2)*(a) 78,055 12,395
B Riley Principal 250 Merger
Corp., expiring 12/31/2027
*(a) 117,289 7,776
Banner Acquisition Corp.,
expiring 1/15/2028 (2)*(a) 20,196 808
Bannix Acquisition Corp.,
expiring 7/31/2026 (2)*(a) 26,277 660
Banyan Acquisition Corp.,
expiring 9/30/2028 (2)*(a) 167,229 7,559
Beard Energy Transition
Acquisition Corp., expiring
12/31/2027 (2)*(a) 74,755 2,990
Bellevue Life Sciences
Acquisition Corp., expiring
2/10/2028 *(a) 25,053 1,754
Belong Acquisition Corp.,
expiring 12/31/2027 (2)*(a) 64,000 2,560
Berenson Acquisition Corp. I,
expiring 8/1/2026 *(a) 15,392 46
Better World Acquisition
Corp., expiring 11/15/2027
*(a) 49,500 5,460
Bilander Acquisition Corp.,
expiring 12/31/2027 *(a) 60,416 7,854
Bite Acquisition Corp.,
expiring 12/31/2027 (2)*(a) 41,600 3,848
Black Mountain Acquisition
Corp., expiring 10/15/2027
*(a) 183,774 12,368
Blockchain Moon Acquisition
Corp., expiring 10/14/2026
*(a) 44,844 843
Breeze Holdings Acquisition
Corp., expiring 5/25/2027 *(a) 55,000 3,443
Build Acquisition Corp.,
expiring 4/29/2023 (3)*(a)(e) 135,000 1,350
BurTech Acquisition Corp.,
expiring 12/18/2026 (2)*(a) 447,209 20,706
byNordic Acquisition Corp.,
expiring 2/9/2027 *(a) 69,207 2,851
C5 Acquisition Corp., expiring
5/19/2028 *(a) 131,692 5,268
Canna-Global Acquisition
Corp., expiring 2/9/2028 *(a) 188,580 5,601
Cascadia Acquisition Corp.,
expiring 9/30/2028 (2)*(a) 60,303 6,079
CF Acquisition Corp. IV,
expiring 12/14/2025 *(a) 78,500 7,850
CF Acquisition Corp. VII,
expiring 3/15/2026 *(a) 48,764 4,881
CF Acquisition Corp. VIII,
expiring 12/31/2027 *(a) 48,500 2,668
Churchill Capital Corp. V,
expiring 10/29/2027 *(a) 10,350 1,934
Churchill Capital Corp. VI,
expiring 12/31/2027 *(a) 16,600 1,826

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Churchill Capital Corp. VII,
expiring 2/29/2028 *(a) 16,600 2,033
CIIG Capital Partners II, Inc.,
expiring 2/28/2028 *(a) 70,884 8,861
Clean Earth Acquisitions
Corp., expiring 2/24/2028
(2)*(a) 97,674 5,870
Colombier Acquisition Corp.,
expiring 12/31/2028 *(a) 78,300 16,936
Compute Health Acquisition
Corp., expiring 12/31/2027
*(a) 23,100 9,240
Concord Acquisition Corp. II,
expiring 12/31/2028 (2)*(a) 95,464 6,682
Concord Acquisition Corp. III,
expiring 12/31/2028 (2)*(a) 215,234 23,633
Conx Corp., expiring
10/30/2027 *(a) 92,500 16,715
Conyers Park III Acquisition
Corp., expiring 8/12/2028 *(a) 161,500 32,300
Corner Growth Acquisition
Corp., expiring 12/31/2027
*(a) 110,400 9,395
Crixus BH3 Acquisition Co.,
expiring 11/23/2026 (2)*(a) 42,289 5,498
Data Knights Acquisition
Corp., expiring 12/31/2028
*(a) 50,667 1,322
Digital Health Acquisition
Corp., expiring 10/14/2023
*(a) 71,745 6,457
Digital Transformation
Opportunities Corp., expiring
3/31/2028 (2)*(a) 20,733 2,030
Direct Selling Acquisition
Corp., expiring 9/30/2028 *(a) 51,291 4,103
dMY Squared Technology
Group, Inc., expiring
11/21/2027 *(a) 6,140 1,903
dMY Technology Group, Inc.
VI, expiring 6/25/2023 *(a) 41,091 3,271
DUET Acquisition Corp.,
expiring 7/19/2028 *(a) 73,788 2,583
Dune Acquisition Corp.,
expiring 10/29/2027 *(a) 22,884 1,375
East Resources Acquisition
Co., expiring 7/1/2027 *(a) 219,000 28,470
Edify Acquisition Corp.,
expiring 12/31/2027 *(a) 41,550 1,251
Edoc Acquisition Corp.,
expiring 11/30/2027 (2)*(a) 55,000 962
EdtechX Holdings Acquisition
Corp. II, expiring 6/15/2027
(2)*(a) 40,875 1,144
EF Hutton Acquisition Corp. I,
expiring 12/8/2027 (2)*(a) 34,096 1,705
EG Acquisition Corp.,
expiring 5/28/2028 *(a) 155,666 27,242
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Everest Consolidator
Acquisition Corp., expiring
7/19/2028 (2)*(a) 65,508 5,241
Evo Acquisition Corp.,
expiring 12/31/2027 *(a) 9,660 1,594
ExcelFin Acquisition Corp.,
expiring 7/5/2023 (2)*(a) 67,393 3,969
FAST Acquisition Corp. II,
expiring 3/16/2026 (2)*(a) 24,250 11,034
Feutune Light Acquisition
Corp., expiring 6/1/2029 *(a) 94,079 6,209
FG Merger Corp., expiring
6/17/2027 (2)*(a) 73,638 5,155
Financial Strategies
Acquisition Corp., expiring
3/31/2028 *(a) 131,193 4,592
FinServ Acquisition Corp. II,
expiring 2/17/2026 *(a) 20,791 769
Fintech Ecosystem
Development Corp., expiring
12/31/2028 (2)*(a) 5,365 188
First Light Acquisition Group,
Inc., expiring 10/7/2023
(2)*(a) 20,232 830
Flame Acquisition Corp.,
expiring 12/31/2028 *(a) 65,866 37,544
Focus Impact Acquisition
Corp., expiring 10/28/2026
(2)*(a) 50,975 2,549
Forest Road Acquisition
Corp. II, expiring 1/15/2026
*(a) 16,622 3,299
Fortune Rise Acquisition
Corp., expiring 12/6/2027
(2)*(a) 49,324 2,550
Forum Merger IV Corp.,
expiring 12/31/2027 *(a) 117,500 14,687
FTAC Emerald Acquisition
Corp., expiring 8/22/2028 *(a) 118,863 12,504
Fusion Acquisition Corp. II,
expiring 12/31/2027 *(a) 27,666 315
Future Health ESG Corp.,
expiring 9/9/2026 (2)*(a) 45,911 2,755
FutureTech II Acquisition
Corp., expiring 2/16/2027 *(a) 38,964 986
Gardiner Healthcare
Acquisitions Corp., expiring
7/30/2028 *(a) 52,651 5,039
Genesis Unicorn Capital
Corp., expiring 6/30/2026 *(a) 67,549 6,417
GigCapital5, Inc., expiring
12/31/2028 *(a) 123,100 3,090
Global Blockchain Acquisition
Corp., expiring 5/10/2027 *(a) 161,196 5,239
Global Star Acquisition, Inc.,
expiring 11/10/2027 (2)*(a) 50,064 2,503
Global Systems Dynamics,
Inc., expiring 12/31/2027 *(a) 69,500 4,281
Globalink Investment, Inc.,
expiring 12/3/2026 *(a) 74,843 748

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Goal Acquisitions Corp.,
expiring 2/11/2026 (2)*(a) 84,630 3,986
Golden Arrow Merger Corp.,
expiring 7/31/2026 (2)*(a) 131,733 6,613
Golden Falcon Acquisition
Corp., expiring 11/4/2026 *(a) 64,925 15,582
Goldenstone Acquisition Ltd.,
expiring 7/15/2026 (2)*(a) 32,200 985
Gores Holdings IX, Inc.,
expiring 1/14/2029 *(a) 552,098 126,983
Graf Acquisition Corp. IV,
expiring 5/31/2028 *(a) 73,000 10,227
GSR II Meteora Acquisition
Corp., expiring 7/22/2023 *(a) 244,186 10,134
Hawks Acquisition Corp.,
expiring 10/13/2028 *(a) 37,175 1,859
Healthwell Acquisition Corp. I,
expiring 8/5/2028 *(a) 139,600 16,850
Heartland Media Acquisition
Corp., expiring 10/21/2027
(2)*(a) 200,423 17,056
Hennessy Capital Investment
Corp. VI, expiring 12/31/2027
*(a) 232,490 37,222
HNR Acquisition Corp.,
expiring 7/29/2028 (2)*(a) 49,014 8,332
Home Plate Acquisition
Corp., expiring 9/30/2026 *(a) 20,508 6,501
Inception Growth Acquisition
Ltd., expiring 10/15/2026
(2)*(a) 56,259 1,412
Industrial Tech Acquisitions II,
Inc., expiring 12/31/2028 *(a) 63,004 3,528
Insight Acquisition Corp.,
expiring 8/26/2026 (3)*(a)(e) 25,170 632
Integral Acquisition Corp. 1,
expiring 12/14/2028 (2)*(a) 53,808 1,808
Integrated Rail and
Resources Acquisition Corp.,
expiring 5/21/2023 (2)*(a) 54,219 16,260
Intelligent Medicine
Acquisition Corp., expiring
11/5/2026 *(a) 62,785 2,888
InterPrivate III Financial
Partners, Inc., expiring
12/31/2027 *(a) 16,500 1,568
InterPrivate IV InfraTech
Partners, Inc., expiring
12/31/2027 (2)*(a) 16,600 1,494
Iris Acquisition Corp., expiring
3/5/2026 *(a) 63,888 5,482
Jackson Acquisition Co.,
expiring 12/31/2028 (2)*(a) 183,961 1,656
Jaws Hurricane Acquisition
Corp., expiring 6/11/2026
(2)*(a) 34,250 5,312
Juniper II Corp., expiring
12/31/2028 (2)*(a) 53,808 5,381
Jupiter Acquisition Corp.,
expiring 8/17/2028 *(a) 105,000 9,408
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Kimbell Tiger Acquisition
Corp., expiring 9/15/2028
(3)*(a)(e) 185,772 20,435
Kingswood Acquisition Corp.,
expiring 5/1/2027 *(a) 112,062 3,586
KnightSwan Acquisition
Corp., expiring 7/21/2028
(2)*(a) 167,019 23,383
Landcadia Holdings IV, Inc.,
expiring 3/29/2028 (2)*(a) 84,500 13,909
LAVA Medtech Acquisition
Corp., expiring 10/27/2026
(2)*(a) 31,732 2,380
Learn CW Investment Corp.,
expiring 12/31/2028 *(a) 13,352 304
LF Capital Acquisition Corp.
II, expiring 1/7/2026 *(a) 54,396 8,105
Live Oak Crestview Climate
Acquisition Corp., expiring
3/12/2026 *(a) 54,710 19,143
Logistics Innovation
Technologies Corp., expiring
6/15/2028 (2)*(a) 81,857 9,012
M3-Brigade Acquisition II
Corp., expiring 12/31/2027
(2)*(a) 413,333 45,467
M3-Brigade Acquisition III
Corp., expiring 5/11/2023
(3)*(a)(e) 149,671 53,882
Maquia Capital Acquisition
Corp., expiring 12/31/2027
*(a) 113,500 2,122
Marblegate Acquisition Corp.,
expiring 8/31/2028 *(a) 573,387 85,951
MedTech Acquisition Corp.,
expiring 12/18/2025 (2)*(a) 45,166 2,773
Mercato Partners Acquisition
Corp., expiring 12/28/2026
*(a) 71,745 7,174
Metal Sky Star Acquisition
Corp., expiring 4/1/2027
(2)*(a) 103,342 4,134
Minority Equality
Opportunities Acquisition,
Inc., expiring 4/29/2023 *(a) 40,202 2,010
Mobiv Acquisition Corp.,
expiring 9/23/2027 (2)*(a) 101,917 5,605
Monterey Bio Acquisition
Corp., expiring 6/7/2023
(2)*(a) 8,700 261
Monterey Capital Acquisition
Corp., expiring 5/11/2027
(3)*(a)(e) 71,394 5,176
Murphy Canyon Acquisition
Corp., expiring 2/3/2027
(2)*(a) 97,859 8,807
Nabors Energy Transition
Corp., expiring 11/17/2026
(2)*(a) 127,094 26,308

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
New Providence Acquisition
Corp. II, expiring 12/31/2027
(2)*(a) 41,859 1,394
Newbury Street Acquisition
Corp., expiring 12/31/2027
*(a) 88,000 3,960
NewHold Investment Corp. II,
expiring 10/21/2023 (3)*(a)(e) 67,366 9,660
Northern Star Investment
Corp. II, expiring 1/31/2028
*(a) 16,500 412
Northern Star Investment
Corp. III, expiring 2/25/2028
(3)*(a)(e) 13,777 689
Northern Star Investment
Corp. IV, expiring 12/31/2027
(2)*(a) 13,777 496
NorthView Acquisition Corp.,
expiring 8/2/2027 *(a) 77,299 6,184
Nubia Brand International
Corp., expiring 11/16/2026
*(a) 142,150 34,102
OCA Acquisition Corp.,
expiring 12/31/2027 (2)*(a) 55,769 4,406
OceanTech Acquisitions I
Corp., expiring 5/10/2026 *(a) 104,000 6,614
OmniLit Acquisition Corp.,
expiring 11/8/2026 (2)*(a) 40,496 1,980
OPY Acquisition Corp. I,
expiring 4/8/2023 (2)*(a) 41,286 6,197
Osiris Acquisition Corp.,
expiring 5/1/2028 *(a) 254,000 30,556
Papaya Growth Opportunity
Corp. I, expiring 12/31/2028
*(a) 206,644 8,245
Phoenix Biotech Acquisition
Corp., expiring 9/1/2026 *(a) 106,172 5,309
PHP Ventures Acquisition
Corp., expiring 12/4/2023
(2)*(a) 14,700 1,436
Pivotal Investment Corp. III,
expiring 12/31/2027 (3)*(a)(e) 16,566 828
Plutonian Acquisition Corp.,
expiring 10/26/2027 *(a) 15,166 848
PMV Consumer Acquisition
Corp., expiring 8/31/2027 *(a) 146,000 7,300
Pono Capital Two, Inc.,
expiring 9/23/2027 *(a) 92,094 5,526
Post Holdings Partnering
Corp., expiring 4/12/2026 *(a) 64,630 9,695
Power & Digital Infrastructure
Acquisition II Corp., expiring
12/14/2028 *(a) 159,558 19,163
PowerUp Acquisition Corp.,
expiring 2/18/2027 *(a) 226,462 9,466
Prime Number Acquisition I
Corp., expiring 7/1/2027 *(a) 17,850 759
Priveterra Acquisition Corp.,
expiring 12/31/2027 *(a) 31,100 1,710
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Progress Acquisition Corp.,
expiring 12/31/2027 (2)*(a) 41,500 2,282
PROOF Acquisition Corp. I,
expiring 12/3/2028 (3)*(a)(e) 75,432 5,823
Qomolangma Acquisition
Corp., expiring 11/23/2027
*(a) 23,684 711
Redwoods Acquisition Corp.,
expiring 3/15/2027 (2)*(a) 74,885 5,512
Relativity Acquisition Corp.,
expiring 2/11/2027 (3)*(a)(e) 89,748 4,227
RF Acquisition Corp., expiring
5/1/2028 *(a) 114,573 3,437
Rosecliff Acquisition Corp. I,
expiring 12/31/2027 *(a) 27,555 2,483
Roth Ch Acquisition IV Co.,
expiring 7/1/2026 *(a) 49,182 13,476
Roth CH Acquisition V Co.,
expiring 12/10/2026 (2)*(a) 14,143 764
Schultze Special Purpose
Acquisition Corp. II, expiring
3/25/2028 *(a) 31,865 2,549
Seaport Global Acquisition
II Corp., expiring 11/17/2026
(2)*(a) 40,848 2,455
Senior Connect Acquisition
Corp. I, expiring 12/31/2027
*(a) 78,500 3,069
ShoulderUp Technology
Acquisition Corp., expiring
7/26/2023 *(a) 108,870 2,983
Signal Hill Acquisition Corp.,
expiring 2/11/2027 (2)*(a) 44,930 2,687
Sizzle Acquisition Corp.,
expiring 3/12/2026 *(a) 35,872 12,196
Social Leverage Acquisition
Corp. I, expiring 2/17/2028
(2)*(a) 20,666 2,211
Southport Acquisition Corp.,
expiring 5/24/2028 *(a) 182,986 8,436
SportsMap Tech Acquisition
Corp., expiring 9/1/2027
(3)*(a)(e) 64,363 2,896
Springwater Special
Situations Corp., expiring
4/12/2026 (2)*(a) 20,106 802
Stratim Cloud Acquisition
Corp., expiring 3/5/2026 *(a) 148,000 29,585
Sustainable Development
Acquisition I Corp., expiring
12/31/2028 (2)*(a) 41,836 4,108
Tastemaker Acquisition Corp.,
expiring 12/31/2025 (2)*(a) 72,083 10,812
TG Venture Acquisition Corp.,
expiring 8/13/2023 (2)*(a) 215,235 9,686
Thunder Bridge Capital
Partners III, Inc., expiring
2/15/2028 *(a) 16,818 2,020

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Thunder Bridge Capital
Partners IV, Inc., expiring
4/30/2028 *(a) 64,400 11,592
TLG Acquisition One Corp.,
expiring 1/25/2028 (2)*(a) 27,727 1,941
Trajectory Alpha Acquisition
Corp., expiring 12/31/2027
(2)*(a) 54,960 5,392
Twelve Seas Investment Co.
II, expiring 3/2/2028 *(a) 32,933 1,637
Viscogliosi Brothers
Acquisition Corp., expiring
3/18/2027 *(a) 26,480 1,854
Vision Sensing Acquisition
Corp., expiring 11/1/2026
(2)*(a) 38,412 2,093
VMG Consumer Acquisition
Corp., expiring 7/3/2023 *(a) 90,393 4,059
Western Acquisition Ventures
Corp., expiring 1/12/2027
(2)*(a) 67,539 6,011
Williams Rowland Acquisition
Corp., expiring 12/11/2026
(3)*(a)(e) 115,833 5,212
Yotta Acquisition Corp.,
expiring 3/15/2027 (2)*(a) 68,693 4,980
Zimmer Energy Transition
Acquisition Corp., expiring
5/14/2023 *(a) 160,666 26,960
1,729,069
Commercial Services & Supplies - 0.0% (c)
LanzaTech Global, Inc.,
expiring 1/1/2028 * 65,717 19,183
Near Intelligence, Inc.,
expiring 7/8/2027 * 27,848 3,726
22,909
Construction & Engineering - 0.0% (c)
Southland Holdings, Inc.,
expiring 9/1/2026 * 64,496 50,949
Consumer Finance - 0.0% (c)
Moneylion, Inc., expiring
9/22/2026 * 72,272 4,300
Electrical Equipment - 0.0% (c)
Eos Energy Enterprises, Inc.,
expiring 5/6/2026 * 76,940 55,397
Fusion Fuel Green plc,
expiring 12/10/2025 (Ireland)
* 3,505 1,150
56,547
Electronic Equipment, Instruments & Components - 0.0% (c)
Innoviz Technologies Ltd.,
expiring 4/5/2026 (Israel) * 34,211 49,264
Ouster, Inc., expiring
9/29/2025 * 82,142 22,178
71,442
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Financial Services - 0.0% (c)
SHF Holdings, Inc., expiring
9/28/2027 * 27,910 768
Food Products - 0.0% (c)
Moolec Science SA, expiring
9/27/2027 (Luxembourg) * 8,087 907
Ground Transportation - 0.0% (c)
Getaround, Inc., expiring
3/9/2026 * 10,902 512
Hotels, Restaurants & Leisure - 0.0% (c)
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 * 105,881 6,353
Selina Hospitality plc,
expiring 10/25/2027 (United
Kingdom) (2)* 17,236 1,723
8,076
Household Durables - 0.0% (c)
Landsea Homes Corp.,
expiring 1/7/2026 * 178,270 25,207
Insurance - 0.1%
International General
Insurance Holdings Ltd.,
expiring 3/17/2025 (Jordan) * 186,066 102,336
Sagicor Financial Co. Ltd.,
expiring 12/5/2024 (Canada)
* 109,500 1,621
103,957
Interactive Media & Services - 0.0% (c)
Leafly Holdings, Inc., expiring
11/7/2026 * 32,077 1,123
IT Services - 0.0% (c)
Hub Cyber Security Ltd.,
expiring 2/27/2028 (Israel) * 61,566 7,696
Machinery - 0.0% (c)
Nuburu, Inc., expiring
9/7/2027 * 304,458 15,588
Metals & Mining - 0.0% (c)
NioCorp Developments Ltd.,
expiring 3/17/2028 (Canada)
* 135,821 90,117
Mortgage Real Estate Investment Trusts (REITs) - 0.0% (c)
Broadmark Realty Capital,
Inc., expiring 11/15/2024 * 255,656 2,557
Oil, Gas & Consumable Fuels - 0.0% (c)
Brooge Energy Ltd., expiring
12/20/2024 (United Arab
Emirates) * 75,805 7,012
Granite Ridge Resources,
Inc., expiring 9/25/2028 * 73,991 47,354
Sitio Royalties Corp., expiring
8/23/2023 * 320,047 12,482
Verde Clean Fuels, Inc.,
expiring 12/31/2027 * 100,101 19,239
86,087

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Pharmaceuticals - 0.0% (c)
Apollomics, Inc., expiring
12/8/2027 * 2,080 220
Real Estate Management & Development - 0.0% (c)
Doma Holdings, Inc., expiring
7/28/2026 * 29,587 565
Offerpad Solutions, Inc.,
expiring 9/1/2026 * 2,405 96
661
Software - 0.0% (c)
CXApp, Inc., expiring
12/15/2025 * 73,011 3,227
FOXO Technologies, Inc.,
expiring 8/1/2027 * 7,416 238
NextNav, Inc., expiring
10/28/2026 * 42,551 24,173
SMX Security Matters plc,
expiring 3/7/2028 (Ireland) * 35,170 1,759
29,397
Specialty Retail - 0.0% (c)
BARK, Inc., expiring
8/29/2025 * 138,933 33,344
Kaixin Auto Holdings, expiring
4/30/2024 (Hong Kong) (2)* 22,818 456
33,800
Technology Hardware, Storage & Peripherals - 0.0% (c)
CompoSecure, Inc., expiring
10/31/2025 * 47,208 56,177
TOTAL WARRANTS
(Cost $588,277) 2,471,317
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0%
Health Care Equipment & Supplies - 0.0%
DEMC Ltd., Class A (acquired
1/24/2014 - 10/29/2015, Cost
$129,686) (3)*(e)(h) 12,969 –
DEMC Ltd., Class A-2 (acquired
2/8/2023, Cost $–) (3)*(e)(h) 368,190,309 –
DEMC Ltd., Class A-3 (acquired
2/8/2023, Cost $–) (3)*(e)(h) 292,030,544,028 –
DEMC Ltd., Class A-4 (acquired
2/8/2023, Cost $–) (3)*(e)(h) 40,321,771,424,070 –
DEMC Ltd., Class B (acquired
1/27/2014, Cost $11) (3)*(e)(h) 10,488 –
DEMC Ltd., Class B-2 (acquired
4/12/2017, Cost $–) (3)*(e)(h) 513,897,326 –
DEMC Ltd., Class B-3 (acquired
9/5/2019, Cost $–) (3)*(e)(h) 489,352,292,604 –
DEMC Ltd., Class B-4 (acquired
1/31/2022, Cost $–) (3)*(e)(h) 40,321,771,424,070 –
TOTAL SECURITIES IN LITIGATION
(Cost $129,697) –
INVESTMENTS
NO. OF
UNITS VALUE ($)
UNITS - 0.2%
Capital Markets - 0.2%
Cetus Capital Acquisition Corp.
(Taiwan) *(a) 27,102 280,777
Four Leaf Acquisition Corp. *(a)
111,000 1,137,750
SilverBox Corp. III (2)*(a)
107,215 1,074,294
Trailblazer Merger Corp. I *(a)
149,105 1,504,469
TOTAL UNITS
(Cost $3,977,437) 3,997,290
SHARES
SHORT-TERM INVESTMENTS - 62.3%
INVESTMENT COMPANIES - 30.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.50%
(i)(j) 16,052,215 16,052,214
Limited Purpose Cash Investment
Fund, 4.73% (i)(k) 517,653,153 517,446,092
TOTAL INVESTMENT COMPANIES
(Cost $533,342,985) 533,498,306
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 31.5%
U.S. Treasury Bills
3.93%, 4/6/2023 (2)(l) $ 30,000,000 29,988,456
4.11%, 4/13/2023 (2)(l)(m) 83,372,000 83,265,040
4.68%, 6/8/2023 (2)(b)(l)(m) 13,205,000 13,094,637
4.74%, 6/15/2023 (2)(l)(m) 7,161,000 7,093,605
4.66%, 6/22/2023 (2)(l)(m) 11,213,000 11,098,409
4.71%, 6/29/2023 (2)(l) 15,288,000 15,116,940
4.75%, 7/6/2023 (2)(l)(m) 37,439,000 36,985,162
4.82%, 7/13/2023 (2)(l)(m) 53,199,000 52,500,833
4.85%, 8/10/2023 (2)(l)(m) 37,259,000 36,632,832
4.96%, 8/17/2023 (2)(b)(l)(m) 100,000,000 98,227,278
5.04%, 8/24/2023 (2)(l)(m) 131,390,000 128,940,936
5.07%, 8/31/2023 (2)(l)(m) 5,995,000 5,878,118
5.10%, 9/7/2023 (2)(l)(m) 28,786,000 28,198,478
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $546,671,566) 547,020,724
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,080,014,551) 1,080,519,030
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.1%
Put Option - 0.1%
Exchange Traded
Entertainment - 0.1%
AMC Entertainment Holdings, Inc.
Exercise Price USD 10.00
Notional Amount USD
709,416
Expiration Date 4/21/2023 1,416 809,952
AMC Entertainment Holdings, Inc.
Exercise Price USD 10.00

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS
NO. OF
CONTRACTS
VALUE ($)
Put Option - 0.1% (continued)
Notional Amount USD
709,416
Expiration Date 6/16/2023 1,416 985,536
1,795,488
TOTAL PURCHASED OPTIONS
(Cost $1,959,645) 1,795,488
TOTAL LONG POSITIONS
(Cost $1,894,323,116) 1,853,293,719
SHARES
SHORT POSITIONS - (8.2)%
COMMON STOCKS - (7.7)%
Aerospace & Defense - (0.0)% (c)
Virgin Galactic Holdings, Inc. (161,715) (654,946)
Automobile Components - (0.1)%
LCI Industries
(17,287) (1,899,322)
Luminar Technologies, Inc.
(65,720) (426,523)
(2,325,845)
Automobiles - (0.2)%
Ford Motor Co. (309,152) (3,895,315)
Biotechnology - (0.7)%
Cytokinetics, Inc.
(144,636) (5,089,741)
Exact Sciences Corp.
(107,641) (7,299,136)
(12,388,877)
Broadline Retail - (0.2)%
Etsy, Inc. (31,789) (3,539,069)
Capital Markets - (0.0)% (c)
Penson Worldwide, Inc. (3) (e)
(212,307) –
WisdomTree, Inc.
(76,211) (446,596)
(446,596)
Chemicals - (1.1)%
Novozymes A/S, Class B
(Denmark) (2) (357,970) (18,329,205)
Communications Equipment - (0.7)%
Infinera Corp.
(1,134,617) (8,804,628)
Lumentum Holdings, Inc.
(42,274) (2,283,219)
(11,087,847)
Consumer Finance - (0.3)%
EZCORP, Inc., Class A (654,331) (5,627,247)
Diversified Consumer Services - (0.0)% (c)
2U, Inc.
(9,311) (63,781)
Chegg, Inc.
(9,101) (148,346)
(212,127)
Diversified Telecommunication Services - (0.0)% (c)
Bandwidth, Inc., Class A (1,186) (18,027)
Electric Utilities - (0.1)%
Southern Co. (The) (14,624) (1,017,538)
Electrical Equipment - (0.5)%
Array Technologies, Inc. (395,170) (8,646,320)
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - (0.4)%
Helix Energy Solutions Group, Inc.
(314,608) (2,435,066)
Nabors Industries Ltd.
(39,991) (4,875,303)
(7,310,369)
Entertainment - (0.1)%
Live Nation Entertainment, Inc.
(8,578) (600,460)
Sea Ltd., ADR (Singapore)
(2,491) (215,596)
(816,056)
Financial Services - (0.4)%
Repay Holdings Corp.
(9,488) (62,336)
Shift4 Payments, Inc., Class A
(76,646) (5,809,767)
(5,872,103)
Ground Transportation - (0.0)% (c)
Lyft, Inc., Class A (24,642) (228,431)
Health Care Equipment & Supplies - (0.3)%
Cutera, Inc.
(110,231) (2,603,656)
Lantheus Holdings, Inc.
(17,711) (1,462,220)
Varex Imaging Corp.
(81,728) (1,486,633)
(5,552,509)
Health Care Providers & Services - (0.0)% (c)
Guardant Health, Inc. (15,378) (360,460)
Health Care Technology - (0.0)% (c)
Teladoc Health, Inc. (361) (9,350)
Hotels, Restaurants & Leisure - (0.8)%
Airbnb, Inc., Class A
(11,638) (1,447,767)
Carnival Corp.
(725,529) (7,364,119)
DraftKings, Inc., Class A
(44,998) (871,161)
MakeMyTrip Ltd. (India)
(55,008) (1,346,046)
Norwegian Cruise Line Holdings
Ltd. (159,028) (2,138,927)
(13,168,020)
Household Durables - (0.0)% (c)
GoPro, Inc., Class A (49,338) (248,170)
Independent Power and Renewable Electricity Producers - (0.2)%
Sunnova Energy International, Inc. (214,920) (3,357,050)
Interactive Media & Services - (0.1)%
Eventbrite, Inc., Class A
(65,054) (558,164)
Snap, Inc., Class A
(54,377) (609,566)
(1,167,730)
IT Services - (0.0)% (c)
DigitalOcean Holdings, Inc.
(348) (13,631)
Shopify, Inc., Class A (Canada)
(10,235) (490,666)
(504,297)
Life Sciences Tools & Services - (0.0)% (c)
CryoPort, Inc. (4,277) (102,648)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Machinery - (0.2)%
3D Systems Corp.
(78,597) (842,560)
Greenbrier Cos., Inc. (The)
(96,776) (3,113,284)
(3,955,844)
Media - (0.3)%
Cable One, Inc.
(381) (267,462)
Charter Communications, Inc.,
Class A (6,251) (2,235,420)
Paramount Global, Class A
(104,295) (2,694,983)
(5,197,865)
Metals & Mining - (0.0)% (c)
B2Gold Corp. (Canada) (154,003) (608,491)
Oil, Gas & Consumable Fuels - (0.1)%
Northern Oil and Gas, Inc. (21,939) (665,849)
Passenger Airlines - (0.0)% (c)
JetBlue Airways Corp. (64,326) (468,293)
Pharmaceuticals - (0.1)%
Innoviva, Inc. (186,079) (2,093,389)
Professional Services - (0.0)% (c)
Upwork, Inc. (3,682) (41,680)
Real Estate Management & Development - (0.1)%
Redfin Corp.
(4,191) (37,971)
Zillow Group, Inc., Class C
(41,177) (1,831,141)
(1,869,112)
Semiconductors & Semiconductor Equipment - (0.2)%
ON Semiconductor Corp.
(31,729) (2,611,931)
Semtech Corp.
(30,132) (727,386)
SMART Global Holdings, Inc.
(34,294) (591,229)
(3,930,546)
Software - (0.3)%
8x8, Inc.
(760,799) (3,172,532)
Confluent, Inc., Class A
(12,849) (309,275)
Envestnet, Inc.
(10,719) (628,884)
Unity Software, Inc.
(1,485) (48,173)
Veritone, Inc.
(5,408) (31,529)
(4,190,393)
Specialty Retail - (0.2)%
Farfetch Ltd., Class A (United
Kingdom) (164,163) (806,040)
Wayfair, Inc., Class A
(50,999) (1,751,306)
(2,557,346)
Trading Companies & Distributors - (0.0)% (c)
Xometry, Inc., Class A (34,636) (518,501)
TOTAL COMMON STOCKS
(Proceeds $(152,961,975)) (132,983,461)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
CONVERTIBLE BONDS - (0.5)%
Hotels, Restaurants & Leisure - (0.5)%
Booking Holdings, Inc.
0.75%, 5/1/2025 (2)
(Proceeds $(7,042,010)) $ (6,200,000) (9,283,888)
TOTAL SHORT POSITIONS
(Proceeds $(160,003,985)) (142,267,349)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.7%
(Cost $1,734,319,131) 1,711,026,370
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.3% (n) 22,854,166
NET ASSETS - 100.0% 1,733,880,536

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
* Non-income producing security.
(a) Special Purpose Acquisition Company.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $443,689,463; additional securities sold but not yet settled totaling $3,839,887 were also segregated. In addition, $16,146,968 of cash collateral was pledged.
(c) Represents less than 0.05% of net assets.
(d) Perpetual security. The rate reflected was the rate in effect on March 31, 2023. The maturity date reflects the next call date.
(e) Security fair valued using significant unobservable inputs (Level 3) as of March 31, 2023 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at March 31, 2023 amounted to $745,531, which represents 0.04% of net assets of the Fund.
(f) Defaulted security.
(g) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2023 amounted to $131,469,036, which represents 7.58% of net assets of the Fund.
(h) Restricted securities.  Securities acquired through a private placement transaction exempt from registration under the Securities Act of 1933 and/
or may be subject to legal or contractual restrictions on resale (excluding 144A securities).  Total value of all such securities at March 31, 2023 amounted to $0, which represents 0.00% of net assets of the Fund.
(i) Represents 7-day effective yield as of March 31, 2023.
(j) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(k) For the period ended March 31, 2023, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(l) The rate shown was the effective yield at the date of purchase.
(m) All or a portion of the security pledged as collateral for swap contracts.
(n) Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 59,571,864 3.4%
Consumer Discretionary 102,683,557 5.9
Consumer Staples 1,798,135 0.1
Energy 9,167,846 0.5
Financials 269,864,999 15.5
Health Care 66,345,004 3.8
Industrials 57,899,001 3.4
Information Technology 46,288,201 2.7
Materials (475,795) 0.0 (c)
Options Purchased 1,795,488 0.1
Real Estate 7,476,336 0.5
Utilities 8,092,704 0.5
Investment Companies 533,498,306 30.8
U.S. Treasury Obligations 547,020,724 31.5
Total Investments In Securities
At Value 1,711,026,370 98.7
Other Assets in Excess of
Liabilities (n) 22,854,166 1.3
Net Assets
$ 1,733,880,536 100.0%
Affiliate
Value
At
12/31/2022
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2023
Shares
Held At
3/31/2023
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 29.8%
INVESTMENT COMPANIES - 29.8%
Limited Purpose
Cash Investment
Fund,
4.73% (a)
(Cost $517,290,771) $519,255,218 $507,869,239 $(509,675,255) $2,943 $(6,053) $517,446,092 517,653,153 $5,676,481 $–
(a) Represents 7-day effective yield as of March 31, 2023.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.
Written Call Option Contracts (Premium Style) as of March 31, 2023:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
AMC Entertainment
Holdings, Inc. JPMS 1,416 USD (709,416) USD 10.00 4/21/2023 $ (14,160)
AMC Entertainment
Holdings, Inc. JPMS 1,416 USD (709,416) USD 10.00 6/16/2023 (66,552)
Total Written Option Contracts (Premium Style) (Premiums Received ($167,571)) $ (80,712)
Credit default swap contracts outstanding - buy protection as of March 31, 2023:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
40.V1 5.00 % Quarterly 6/20/2028 4.63 % USD 116,125,000 $ (169,481) $ (1,767,843) $ (1,937,324)
$ (169,481) $ (1,767,843) $ (1,937,324)
Futures contracts outstanding as of March 31, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
S&P 500 E-Mini Index (128) 6/2023 USD $ (26,481,600) $ (112,786)
U.S. Treasury 10 Year Note (449) 6/2023 USD (51,663,063) (1,385,128)
U.S. Treasury 2 Year Note (396) 6/2023 USD (81,814,219) (794,581)
U.S. Treasury 5 Year Note (1,263) 6/2023 USD (138,485,976) (2,444,864)
$ (4,737,359)
Forward foreign currency exchange contracts outstanding as of March 31, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 27,226,264 CAD 37,105,311 CITI 6/21/2023 $ (264,378)
USD 18,767,073 CAD 25,541,869 JPMC 6/21/2023 (156,428)
Total unrealized depreciation (420,806)
Net unrealized depreciation $ (420,806)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
Total Return Basket Swaps Outstanding at March 31, 2023
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the AOISR plus
or minus a specified spread
(0.04%), which is denominated
in AUD based on the local
currencies of the positions
within the swap.
61 months
maturity
03/30/2028 $7,281,509 $72,184 $(512) $71,672
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the SONIA plus
or minus a specified spread
(0.03%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
52-55 months
maturity ranging
from 06/23/2027
- 08/31/2027 $5,078,483 $(361,338) $(17,483) $(378,821)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-0.07% to 0.07%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
57-61 months
maturity ranging
from 09/06/2024
- 10/15/2026 $9,527,649 $(4,417,552) $264,551 $(4,153,001)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
fixed income positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.09% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
43 months
maturity
06/25/2025 $166,583,749 $(28,652,018) $(3,996,610) $(32,648,628)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
Hong Kong
Seaspan Corp., 3.75%, 12/15/2025 5,725,000 7,191,306 193,141 (0.6)
United States
American Airlines Group, Inc., 6.50%, 7/1/2025 15,500,000 18,160,733 (3,701,564) 11.3
Artivion, Inc., 4.25%, 7/1/2025 1,950,000 1,774,620 (261,242) 0.8
Bandwidth, Inc., 0.50%, 4/1/2028 9,255,000 5,946,338 (2,233,482) 6.8
Cable One, Inc., 0.00%, 3/15/2026 7,050,000 5,562,450 (1,667,325) 5.1
Coherus Biosciences, Inc., 1.50%, 4/15/2026 7,600,000 5,342,215 (3,481,635) 10.7
Dropbox, Inc., 0.00%, 3/1/2028 5,500,000 4,776,233 (1,364,517) 4.2
Exact Sciences Corp., 0.38%, 3/1/2028 11,850,000 10,409,055 (866,901) 2.7
Exact Sciences Corp., 0.38%, 3/15/2027 2,650,000 2,466,230 (392,525) 1.2
Granite Point Mortgage Trust, Inc., 6.38%, 10/1/2023 1,900,000 1,849,592 376,324 (1.2)
Green Plains, Inc., 2.25%, 3/15/2027 5,650,000 6,801,577 (901,418) 2.8
Inotiv, Inc., 3.25%, 10/15/2027 4,750,000 2,094,975 (3,425,323) 10.5
Ironwood Pharmaceuticals, Inc., 1.50%, 6/15/2026 3,400,000 3,422,034 (681,001) 2.1
Magnite, Inc., 0.25%, 3/15/2026 1,118,000 893,332 (79,275) 0.2
Okta, Inc., 0.38%, 6/15/2026 7,570,000 6,450,415 (50,466) 0.2
Opendoor Technologies, Inc., 0.25%, 8/15/2026 7,417,000 3,727,194 (1,530,758) 4.7
PetIQ, Inc., 4.00%, 6/1/2026 2,975,000 2,617,395 (1,647,333) 5.0
Redfin Corp., 0.00%, 10/15/2025 8,050,000 5,750,759 (2,415,966) 7.4
Splunk, Inc., 1.13%, 6/15/2027 3,273,000 2,807,602 (22,946) 0.1
Spotify USA, Inc., 0.00%, 3/15/2026 9,000,000 7,533,000 (747,000) 2.3
Stride, Inc., 1.13%, 9/1/2027 15,750,000 15,619,781 664,884 (2.0)
Wayfair, Inc., 0.63%, 10/1/2025 13,000,000 9,501,624 (4,314,546) 13.2
WisdomTree, Inc., 4.25%, 6/15/2023 4,400,000 4,681,570 334,995 (1.0)
SHARES
Short Positions
Common Stocks
United States
American Airlines Group, Inc. (496,000) (7,316,000) 68,322 (0.2)
Artivion, Inc. (28,328) (371,097) (984) 0.0
Bandwidth, Inc. (3,469) (52,729) 21,518 (0.1)
Cable One, Inc. (89) (62,478) (2,844) 0.0
Coherus Biosciences, Inc. (114,620) (784,001) 151,030 (0.5)
Dropbox, Inc. (76,177) (1,646,947) 41,568 (0.1)
Exact Sciences Corp. (67,416) (4,571,479) (819,962) 2.5
Green Plains, Inc. (131,002) (4,059,752) 229,862 (0.7)
Inotiv, Inc. (8,912) (38,589) 16,496 (0.1)
Ironwood Pharmaceuticals, Inc. (138,962) (1,461,880) 97,088 (0.3)
Magnite, Inc. (840) (7,778) 931 (0.0)
Okta, Inc. (8,654) (746,321) (70,287) 0.2
Opendoor Technologies, Inc. (40,732) (71,688) (2,511) 0.0
PetIQ, Inc. (31,107) (355,864) (2,495) 0.0
Redfin Corp. (4,264) (38,632) (2,536) 0.0
Splunk, Inc. (3,260) (312,569) 2,606 (0.0)
Spotify Technology SA (1,845) (246,529) (26,531) 0.1
Stride, Inc. (183,652) (7,208,341) 47,365 (0.1)
WisdomTree, Inc. (283,449) (1,661,011) (183,779) 0.6
WisdomTree, Inc. (32,429) (190,034) (996) 0.0

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the OBFR
plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
03/26/2026
- 07/30/2027 $156,328,627 $6,593,792 $(5,239,127) $1,354,665
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Acropolis Infrastructure Acquisition Corp. 420,999 4,264,720 193,660 14.3
Alpha Healthcare Acquisition Corp. III 358,249 3,636,227 157,630 11.6
Athena Technology Acquisition Corp. II 638,232 6,541,878 268,057 19.8
Atlantic Coastal Acquisition Corp. II 413,262 4,293,792 161,172 11.9
Banyan Acquisition Corp. 334,458 3,478,363 137,128 10.1
Bilander Acquisition Corp. 241,664 2,438,390 113,582 8.4
Black Mountain Acquisition Corp. 245,032 2,545,882 115,165 8.5
Build Acquisition Corp. 305,000 3,111,000 164,700 12.2
Churchill Capital Corp. VI 1,073,397 10,852,044 295,184 21.8
Churchill Capital Corp. VII 1,136,651 11,525,641 375,095 27.7
Concord Acquisition Corp. II 286,392 2,904,015 143,196 10.6
Concord Acquisition Corp. III 430,468 4,459,648 189,406 14.0
Conyers Park III Acquisition Corp. 196,419 1,985,796 41,248 3.0
Edoc Acquisition Corp. 22,000 237,160 17,160 1.3
EG Acquisition Corp. 366,998 3,736,040 165,149 12.2
FTAC Zeus Acquisition Corp. 255,030 2,624,259 130,065 9.6
Gores Holdings IX, Inc. 1,656,294 16,695,444 753,614 55.6
Graf Acquisition Corp. IV 365,000 3,697,450 135,050 10.0
Healthwell Acquisition Corp. I 279,200 2,832,484 152,164 11.2
Heartland Media Acquisition Corp. 400,846 4,172,807 180,381 13.3
Hennessy Capital Investment Corp. VI 697,470 7,239,739 544,027 40.2
Jackson Acquisition Co. 449,953 4,630,016 170,982 12.6
Khosla Ventures Acquisition Co. III 250,500 2,542,575 68,585 5.1
Kimbell Tiger Acquisition Corp. 371,544 3,912,358 167,195 12.3
KnightSwan Acquisition Corp. 334,038 3,477,336 145,307 10.7
Logistics Innovation Technologies Corp. 245,571 2,492,546 122,785 9.1
M3-Brigade Acquisition III Corp. 449,013 4,633,814 184,095 13.6
Nabors Energy Transition Corp. 254,188 2,668,974 139,803 10.3
Newbury Street Acquisition Corp. 76,000 779,000 45,600 3.4
Panacea Acquisition Corp. II 71,600 730,320 3,580 0.3
Papaya Growth Opportunity Corp. I 413,288 4,302,328 181,847 13.4
Power & Digital Infrastructure Acquisition II Corp. 604,151 6,192,548 241,660 17.8
PowerUp Acquisition Corp. 452,924 4,746,644 212,874 15.7
Southport Acquisition Corp. 365,972 3,806,109 164,687 12.2
Thunder Bridge Capital Partners IV, Inc. 322,000 3,258,640 128,800 9.5
Zimmer Energy Transition Acquisition Corp. 481,998 4,882,640 183,159 13.5

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.29% to 0.03%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
61 months
maturity
ranging from
10/23/2025
- 03/16/2028 $658,013,817 $(31,517,275) $(12,637) $(31,529,912)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Euronav NV 80,709 1,355,104 437,620 (1.4)
Canada
Yamana Gold, Inc. 4,300,026 25,155,152 3,509,089 (11.1)
Israel
Tower Semiconductor Ltd. 388,644 16,505,711 (1,385,777) 4.4
Taiwan
Silicon Motion Technology Corp., ADR 281,100 18,417,672 (5,931,349) 18.8
United States
Activision Blizzard, Inc. 415,851 35,592,687 2,556,696 (8.1)
Aerojet Rocketdyne Holdings, Inc. 464,596 26,096,357 184,404 (0.6)
Albertsons Cos., Inc. 1,266,133 26,310,244 (1,135,049) 3.6
Argo Group International Holdings Ltd. 280,882 8,227,034 52,543 (0.2)
Black Knight, Inc. 368,337 21,201,478 (3,585,924) 11.4
Broadmark Realty Capital, Inc. 165,545 778,062 (40,405) 0.1
Cardiovascular Systems, Inc. 397,737 7,899,057 53,973 (0.2)
Cvent Holding Corp. 564,805 4,721,770 11,177 (0.0)
Diversey Holdings Ltd. 963,948 7,798,339 (3,761) 0.0
Evoqua Water Technologies Corp. 596,590 29,662,455 982,258 (3.1)
First Horizon Corp. 1,453,147 25,836,954 (7,714,384) 24.5
Focus Financial Partners, Inc. 313,320 16,251,908 142,528 (0.5)
ForgeRock, Inc. 526,873 10,853,584 (1,010,478) 3.2
iRobot Corp. 355,622 15,519,344 (5,153,416) 16.3
Lakeland Bancorp, Inc. 183,863 2,875,617 (357,447) 1.1
Momentive Global, Inc. 1,506,465 14,040,254 88,716 (0.3)
MoneyGram International, Inc. 1,214,200 12,651,964 (325,040) 1.0
NuVasive, Inc. 510,338 21,082,063 (379,301) 1.2
Oak Street Health, Inc. 826,505 31,969,213 2,739,994 (8.7)
PNM Resources, Inc. 510,065 24,829,964 120,138 (0.4)
Provention Bio, Inc. 453,356 10,925,880 83,588 (0.3)
Qualtrics International, Inc. 535,777 9,552,904 94,674 (0.3)
Radius Global Infrastructure, Inc. 1,110,693 16,293,866 145,810 (0.5)
Ranger Oil Corp. 72,553 2,963,065 (142,731) 0.5
Seagen, Inc. 72,089 14,595,860 231,393 (0.7)
Spirit Airlines, Inc. 1,028,469 17,658,813 (4,664,754) 14.8
Sumo Logic, Inc. 997,095 11,945,198 149,984 (0.5)
TEGNA, Inc. 773,602 13,081,610 (4,361,070) 13.8
Univar Solutions, Inc. 426,894 14,954,097 118,146 (0.4)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
VMware, Inc. 259,994 32,460,251 1,441,350 (4.6)
Short Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. (161,681) (8,240,881) (968,324) 3.1
Baytex Energy Corp. (543,422) (2,037,832) 129,518 (0.4)
Pan American Silver Corp. (687,144) (12,506,021) (2,909,899) 9.2
Norway
Frontline plc (117,027) (1,937,967) (993,145) 3.1
United States
Broadcom, Inc. (33,296) (21,360,716) (4,040,514) 12.8
Globus Medical, Inc. (383,012) (21,693,800) 321,046 (1.0)
Intercontinental Exchange, Inc. (25,121) (2,619,869) (209,485) 0.7
MaxLinear, Inc. (109,088) (3,840,988) 399,377 (1.3)
Provident Financial Services, Inc. (153,030) (2,935,115) 351,384 (1.1)
Ready Capital Corp. (78,150) (794,786) 61,979 (0.2)
Xylem, Inc. (286,364) (29,982,311) (612,407) 1.9

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.

AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
March 31, 2023 (Unaudited)
(a) For the period ended March 31, 2023, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of March 31, 2023.
(c) Represents less than 0.05% of net assets.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 70.9%
AQR Diversified Arbitrage Fund,
Class R6 (a) 2,596,747 30,641,610
AQR Equity Market Neutral Fund,
Class R6 (a) 6,012,786 53,634,049
AQR Macro Opportunities Fund,
Class R6 (a) 2,890,718 30,641,609
AQR Managed Futures Strategy
HV Fund, Class R6 (a) 3,958,864 30,641,609
AQR Style Premia Alternative
Fund, Class R6 (a) 7,141,684 53,634,049
TOTAL ALTERNATIVE FUNDS
(Cost $198,607,946) 199,192,926
ASSET ALLOCATION FUNDS - 27.1%
AQR Multi-Asset Fund, Class R6
(a)
(Cost $76,745,021) 8,260,596 75,997,482
TOTAL INVESTMENT COMPANIES
(Cost $275,352,967) 275,190,408
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.0%
INVESTMENT COMPANIES - 2.0%
Limited Purpose Cash Investment
Fund, 4.73% (b)
(Cost $5,711,112) 5,714,190 5,711,904
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $281,064,079) 280,902,312
LIABILITIES IN EXCESS OF OTHER
ASSETS - 0.0% (c) (4,699)
NET ASSETS - 100.0% 280,897,613
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 53,634,049 19.1%
Global Flex Allocation 75,997,482 27.1
Global Macro 30,641,609 10.9
Multi-Strategy 53,634,049 19.1
Relative Value Arbitrage 30,641,610 10.9
Systematic Trend 30,641,609 10.9
Investment Companies 5,711,904 2.0
Total Investments In Securities
At Value 280,902,312 100.0
Liabilities in Excess of Other
Assets (4,699) 0.0( c )
Net Assets
$ 280,897,613 100.0%
Affiliate
Value
At
12/31/2022
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2023
Shares
Held At
3/31/2023
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 70.9%
AQR Diversified
Arbitrage Fund $ 24,491,514 $ 11,390,701 $ (5,533,925) $ (27,288) $ 320,608 $ 30,641,610 2,596,747 $ – $ –
AQR Equity Market
Neutral Fund 36,767,279 18,418,042 (1,917,292) (42,142) 408,162 53,634,049 6,012,786 – –
AQR Macro
Opportunities Fund 24,511,520 11,762,993 (4,849,929) (252,058) (530,917) 30,641,609 2,890,718 – –
AQR Managed
Futures Strategy HV
Fund 24,511,520 12,240,326 (3,938,960) (607,171) (1,564,106) 30,641,609 3,958,864 – –
AQR Style Premia
Alternative Fund 36,767,279 18,947,933 (1,741,919) (346,130) 6,886 53,634,049 7,141,684 – –
(1,274,789) (1,359,367) 199,192,926 – –
ASSET ALLOCATION FUNDS - 27.1%
AQR Multi-Asset
Fund 37,710,030 38,188,621 (1,633,068) (192,182) 1,924,081 75,997,482 8,260,596 – –
TOTAL $(1,466,971) $564,714 $275,190,408 $– $–
All securities are Level 1 with respect to ASC 820.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
March 31, 2023 (Unaudited)
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within the annual/semi-annual reports for the AQR Funds as well as on Form N-CSR and Form N-PORT (Part F) which is filed with the Securities and Exchange Commission.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 104.1%
COMMON STOCKS - 5.0%
Italy - 3.6%
A2A SpA 52,601 83,941
Assicurazioni Generali SpA (a) 25,843 514,912
Azimut Holding SpA (a) 3,301 70,436
Banco BPM SpA (a) 174,575 681,951
Buzzi Unicem SpA (a) 23,235 563,947
Enel SpA (a) 45,914 280,027
Leonardo SpA (a) 88,809 1,041,514
Pirelli & C SpA (a)(b) 139,475 698,723
Poste Italiane SpA (a)(b) 39,608 403,906
Prysmian SpA (a) 25,100 1,053,968
Snam SpA (a) 46,048 244,148
UniCredit SpA (a) 55,397 1,044,115
Unipol Gruppo SpA (a) 182,684 937,832
7,619,420
—
United States - 1.4%
Stellantis NV (a) 123,287 2,242,132
Tenaris SA (a) 46,113 653,384
2,895,516
—
TOTAL COMMON STOCKS
(Cost $8,299,391) 10,514,936
SHORT-TERM INVESTMENTS - 99.1%
INVESTMENT COMPANIES - 53.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.50% (1)(c)(d) 6,056,235 6,056,235
Limited Purpose Cash Investment
Fund, 4.73% (1)(c) 106,870,809 106,828,060
TOTAL INVESTMENT COMPANIES
(Cost $112,854,921) 112,884,295
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 45.6%
U.S. Treasury Bills
3.93%, 4/6/2023 (e) $ 3,645,000 3,643,597
4.11%, 4/13/2023 (e) 4,316,000 4,310,463
4.33%, 4/20/2023 (e) 6,952,000 6,936,743
4.49%, 4/27/2023 (e)(f) 9,936,000 9,905,530
4.54%, 5/18/2023 (e)(f) 22,116,000 21,986,620
4.68%, 6/8/2023 (e)(f) 3,092,000 3,066,158
4.71%, 6/29/2023 (e)(f) 7,569,000 7,484,309
4.82%, 7/13/2023 (e)(f) 1,503,000 1,483,275
4.80%, 7/20/2023 (e)(f) 1,982,000 1,954,455
4.79%, 8/3/2023 (e)(f) 326,000 320,797
4.85%, 8/10/2023 (e)(f) 246,000 241,866
4.96%, 8/17/2023 (e)(f) 1,885,000 1,851,584
5.04%, 8/24/2023 (e)(f) 10,655,000 10,456,395
5.07%, 8/31/2023 (e)(f) 5,931,000 5,815,366
5.10%, 9/7/2023 (e)(f) 2,263,000 2,216,812
4.81%, 9/14/2023 (e)(f) 9,136,000 8,940,066
4.73%, 9/21/2023 (e)(f) 4,444,000 4,345,224
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 45.6% (continued)
4.76%, 9/28/2023 (e) $ 1,215,000 1,186,744
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $96,113,913) 96,146,004
TOTAL SHORT-TERM INVESTMENTS
(Cost $208,968,834) 209,030,299
TOTAL LONG POSITIONS
(Cost $217,268,225) 219,545,235
SHARES
SHORT POSITIONS - (4.4)%
COMMON STOCKS - (4.4)%
Italy - (4.3)%
Amplifon SpA (1,636) (56,705)
Banca Generali SpA (10,531) (335,258)
Davide Campari-Milano NV (50,233) (612,935)
DiaSorin SpA (2,738) (288,536)
ERG SpA (2,141) (64,965)
Ferrari NV (6,156) (1,668,176)
FinecoBank Banca Fineco SpA (72,726) (1,114,243)
Hera SpA (48,429) (136,895)
Infrastrutture Wireless Italiane SpA
(b) (75,028) (985,742)
Interpump Group SpA (3,631) (203,620)
Intesa Sanpaolo SpA (187,627) (481,534)
Italgas SpA (26,391) (160,968)
Mediobanca Banca di Credito
Finanziario SpA (27,680) (278,154)
Moncler SpA (10,754) (742,795)
Nexi SpA (b) (58,175) (472,796)
Recordati Industria Chimica e
Farmaceutica SpA (9,591) (405,693)
Reply SpA (980) (123,062)
Telecom Italia SpA (1,147,131) (378,306)
Terna - Rete Elettrica Nazionale (50,047) (410,755)
(8,921,138)
—
United Kingdom - (0.1)%
CNH Industrial NV (17,578) (268,964)
TOTAL COMMON STOCKS
(Proceeds $(8,973,739)) (9,190,102)
TOTAL SHORT POSITIONS
(Proceeds $(8,973,739)) (9,190,102)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $208,294,486) 210,355,133
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% (g) 640,191
NET ASSETS - 100.0% 210,995,324

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
SECT OR VALUE
% OF NET
ASSETS
Communication Services $ (1,364,049) (0.6) %
Consumer Discretionary 529,884 0.2
Consumer Staples (612,935) (0.3)
Energy 653,384 0.3
Financials 971,167 0.5
Health Care (750,934) (0.4)
Industrials 1,622,897 0.8
Information Technology (123,062) (0.1)
Materials 563,947 0.3
Utilities (165,465) (0.1)
Investment Companies 112,884,295 53.5
U.S. Treasury Obligations 96,146,004 45.6
Total Investments In Securities
At Value 210,355,133 99.7
Other Assets in Excess of
Liabilities (g) 640,191 0.3
Net Assets
$ 210,995,324 100.0%
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $9,003,660; additional securities sold but not yet settled totaling $917,151 were also segregated.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2023 amounted to $(355,909), which represents (0.17)% of net assets of the Fund.
(c) Represents 7-day effective yield as of March 31, 2023.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) The rate shown was the effective yield at the date of purchase.
(f) All or a portion of the security pledged as collateral for swap contracts.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
Forward foreign currency exchange contracts outstanding as of March 31, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 503 USD 546 CITI 6/21/2023 $ 10
CHF 497 USD 539 JPMC 6/21/2023 9
EUR 137,500 USD 147,251 CITI 6/21/2023 2,539
EUR 137,500 USD 147,250 JPMC 6/21/2023 2,540
SEK 250 USD 24 CITI 6/21/2023 –
SEK 250 USD 24 JPMC 6/21/2023 –
SGD 680,500 USD 507,929 CITI 6/21/2023 4,732
SGD 680,500 USD 507,927 JPMC 6/21/2023 4,736
USD 25,592 HKD 200,000 CITI 6/21/2023 20
USD 25,592 HKD 200,000 JPMC 6/21/2023 20
USD 146 NOK 1,502 CITI 6/21/2023 2
USD 145 NOK 1,498 JPMC 6/21/2023 2
Total unrealized appreciation 14,610
EUR 553,000 USD 604,620 CITI 6/21/2023 (2,191)
EUR 553,000 USD 604,617 JPMC 6/21/2023 (2,188)
SEK 250 USD 24 CITI 6/21/2023 –
SEK 250 USD 24 JPMC 6/21/2023 –
USD 108 CAD 147 CITI 6/21/2023 (1)
USD 108 CAD 147 JPMC 6/21/2023 (1)
USD 288 DKK 2,000 CITI 6/21/2023 (5)
USD 288 DKK 2,000 JPMC 6/21/2023 (5)
USD 1,194,237 EUR 1,115,005 CITI 6/21/2023 (20,431)
USD 1,194,233 EUR 1,114,995 JPMC 6/21/2023 (20,425)
Total unrealized depreciation (45,247)
Net unrealized depreciation $ (30,637)
Total Return Basket Swaps Outstanding at March 31, 2023
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-0.20% to 0.00%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
53-54 months
maturity
08/09/2027 $1,489,351 $(61,406) $(201) $(61,607)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-11.90% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
25-61 months
maturity
ranging from
04/23/2025
- 04/04/2028 $24,402,161 $200,505 $36,306 $236,811
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 28,430 221,547 3,948 1.7
Switzerland
ABB Ltd. (Registered) 23,260 800,180 43,442 18.3
Adecco Group AG (Registered) 8,705 317,080 19,381 8.2
Alcon, Inc. 4,154 294,882 7,162 3.0
Baloise Holding AG (Registered) 1,494 232,640 12,365 5.2
Barry Callebaut AG (Registered) 268 567,830 21,256 9.0
Chocoladefabriken Lindt & Spruengli AG 1 11,811 71 0.0
Clariant AG (Registered) 38,420 637,363 30,168 12.7
DKSH Holding AG 6,641 535,399 5,903 2.5
Galenica AG 3,760 318,088 21,739 9.2
Georg Fischer AG (Registered) 7,137 555,475 40,954 17.3
Helvetia Holding AG (Registered) 3,800 529,676 53,716 22.7
Julius Baer Group Ltd. 3,018 206,155 24,405 10.3
Kuehne + Nagel International AG (Registered) 325 96,796 7,674 3.2
Novartis AG (Registered) 20,944 1,923,047 167,450 70.7
Sonova Holding AG (Registered) 3,357 990,277 85,489 36.1
Stadler Rail AG 3,084 120,588 7,265 3.1
Swatch Group AG (The) 2,449 843,413 42,393 17.9
Temenos AG (Registered) 1,885 131,170 10,029 4.2
UBS Group AG (Registered) 45,360 959,854 111,600 47.1
United States
Holcim AG 10,901 703,020 35,211 14.9
Roche Holding AG 3,953 1,129,541 (625) (0.3)
Short Positions
Common Stocks
Switzerland
Bachem Holding AG (6,733) (677,085) (22,145) (9.4)
Belimo Holding AG (Registered) (492) (237,797) (1,737) (0.7)
BKW AG (2,002) (314,771) (20,691) (8.7)
Cie Financiere Richemont SA (Registered) (1,730) (277,416) (25,182) (10.6)
Dufry AG (Registered) (1,673) (74,613) (1,349) (0.6)
EMS-Chemie Holding AG (Registered) (619) (511,684) (23,898) (10.1)
Flughafen Zurich AG (Registered) (597) (109,380) (3,349) (1.4)
Geberit AG (Registered) (991) (553,421) (12,620) (5.3)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Givaudan SA (Registered) (208) (676,996) (14,315) (6.0)
Idorsia Ltd. (2,837) (31,188) 4,997 2.1
Logitech International SA (Registered) (13,652) (796,820) (62,108) (26.2)
Lonza Group AG (Registered) (308) (185,416) (5,790) (2.4)
Partners Group Holding AG (726) (683,691) (88,259) (37.3)
Schindler Holding AG (1,697) (376,018) 17,003 7.2
SGS SA (Registered) (49) (108,082) 4,276 1.8
SIG Group AG (55,660) (1,433,979) (40,844) (17.2)
Sika AG (Registered) (3,381) (948,355) (8,644) (3.7)
Straumann Holding AG (Registered) (6,461) (969,051) (72,582) (30.6)
Swiss Life Holding AG (Registered) (376) (232,032) (12,502) (5.3)
Swisscom AG (Registered) (228) (145,503) (522) (0.2)
Tecan Group AG (Registered) (953) (417,452) (12,899) (5.4)
VAT Group AG (2,290) (827,340) (80,984) (34.2)
Zurich Insurance Group AG (714) (342,148) (28,829) (12.2)
United States
Nestle SA (Registered) (8,925) (1,088,230) (21,659) (9.1)
Swiss Re AG (2,510) (257,861) (15,859) (6.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.90% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
25-62 months
maturity
ranging from
04/24/2025
- 04/04/2028 $9,242,261 $(236,985) $278,301 $41,316
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 620 1,126,980 (276,084) (668.2)
Carlsberg A/S 4,161 645,650 33,252 80.5
Demant A/S 423 14,850 1,241 3.0
Genmab A/S 1,367 516,733 16,447 39.8
GN Store Nord A/S 2,457 55,093 2,246 5.4
ISS A/S 49,824 1,016,861 72,047 174.4
Novo Nordisk A/S 754 119,751 742 1.8
Pandora A/S 9,089 872,437 100,527 243.3
ROCKWOOL A/S 1,232 302,108 14,718 35.6

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (14,331) (215,497) 2,826 6.8
Coloplast A/S (3,167) (416,990) (30,921) (74.8)
DSV A/S (1,630) (316,053) (15,419) (37.3)
Novozymes A/S (24,386) (1,248,641) (46,975) (113.7)
Orsted A/S (2,860) (243,866) (11,631) (28.2)
Royal Unibrew A/S (3,068) (267,442) (19,835) (48.0)
Tryg A/S (31,673) (692,549) (23,065) (55.8)
Vestas Wind Systems A/S (40,171) (1,170,760) (57,101) (138.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
25-62 months
maturity
ranging from
04/23/2025
- 04/04/2028 $36,366,028 $97,613 $18,305 $115,918
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 5,959 257,776 12,534 10.8
Proximus SADP 114,861 1,110,735 85,464 73.7
Solvay SA 3,364 384,728 32,525 28.1
Finland
Metso Outotec OYJ 45,824 500,370 44,358 38.3
Nokia OYJ 166,000 814,875 46,791 40.4
Stora Enso OYJ 40,621 528,474 30,450 26.3
Wartsila OYJ Abp 26,335 248,531 21,705 18.7
Luxembourg
ArcelorMittal SA 44,503 1,348,276 141,688 122.2
Netherlands
Aalberts NV 9,761 461,074 17,529 15.1
Aegon NV 59,797 256,718 3,609 3.1
ASML Holding NV 370 252,136 9,639 8.3
ASR Nederland NV 13,469 535,930 7,573 6.5
Heineken NV 3,964 425,935 16,932 14.6
Koninklijke Ahold Delhaize NV 32,007 1,093,523 40,403 34.9
NN Group NV 21,599 784,258 (4,666) (4.0)
OCI NV 22,904 776,443 45,171 39.0
Randstad NV 4,724 280,439 (5,332) (4.6)
Wolters Kluwer NV 3,017 380,856 9,691 8.4

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Spain
Acerinox SA 81,538 839,125 43,109 37.2
ACS Actividades de Construccion y Servicios SA 19,307 614,923 25,296 21.8
Banco de Sabadell SA 1,049,625 1,128,810 10,299 8.9
Banco Santander SA 231,644 863,217 74,770 64.5
Industria de Diseno Textil SA 14,644 491,968 36,830 31.8
Mapfre SA 345,579 696,468 21,255 18.3
Red Electrica Corp. SA 46,948 826,112 40,746 35.2
Repsol SA 160,595 2,469,610 120,991 104.4
United States
Signify NV 23,964 799,082 45,751 39.5
Short Positions
Common Stocks
Belgium
D'ieteren Group (2,489) (484,315) (28,779) (24.8)
UCB SA (5,152) (460,466) (22,307) (19.2)
China
Prosus NV (5,806) (454,633) (45,732) (39.5)
Finland
Elisa OYJ (3,942) (237,748) (3,387) (2.9)
Huhtamaki OYJ (7,966) (295,935) (22,679) (19.6)
Neste OYJ (9,055) (447,352) (31,646) (27.3)
Nokian Renkaat OYJ (31,699) (303,260) (31,678) (27.3)
Valmet OYJ (16,186) (525,459) (9,380) (8.1)
Netherlands
Adyen NV (728) (1,160,016) (66,489) (57.4)
Akzo Nobel NV (8,210) (642,142) (48,975) (42.2)
Argenx SE (1,361) (505,415) (6,220) (5.4)
ASM International NV (1,736) (704,644) (96,534) (83.3)
Koninklijke KPN NV (135,311) (478,131) (7,080) (6.1)
Koninklijke Philips NV (53,168) (976,531) (84,914) (73.3)
Universal Music Group NV (28,123) (712,208) (60,283) (52.0)
Spain
Acciona SA (4,684) (939,796) (40,671) (35.1)
Aena SME SA (1,579) (255,338) (11,488) (9.9)
CaixaBank SA (206,301) (804,977) (19,673) (17.0)
Cellnex Telecom SA (41,586) (1,617,182) (79,271) (68.4)
Ferrovial SA (25,622) (754,501) (17,866) (15.4)
Fluidra SA (17,756) (312,925) (3,474) (3.0)
Grifols SA (53,002) (524,627) (18,797) (16.2)
Iberdrola SA (58,855) (733,204) (36,200) (31.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
25-62 months
maturity
ranging from
04/24/2025
- 04/04/2028 $5,773,288 $92,920 $(5,331) $87,589

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 20,662 897,983 21,143 24.1
Norway
Equinor ASA 52,943 1,505,086 37,369 42.7
Leroy Seafood Group ASA 65,371 338,511 33,440 38.2
Mowi ASA 9,645 178,394 13,747 15.7
Norsk Hydro ASA 86,917 648,698 56,788 64.8
Telenor ASA 1,961 22,993 (15) (0.0)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (5,598) (361,404) (13,787) (15.7)
Norway
Gjensidige Forsikring ASA (11,077) (181,134) 3,830 4.4
Kongsberg Gruppen ASA (6,488) (262,263) (9,307) (10.6)
Orkla ASA (8,168) (57,932) (1,621) (1.9)
Salmar ASA (12,715) (553,862) (43,067) (49.2)
Schibsted ASA (11,020) (187,063) 21,167 24.2
TOMRA Systems ASA (17,209) (290,530) (27,902) (31.9)
United Kingdom
Subsea 7 SA (24,214) (287,435) 1,135 1.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-4.70% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
25-61 months
maturity
ranging from
04/23/2025
- 03/21/2028 $18,627,099 $(101,141) $20,169 $(80,972)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 17,546 187,361 (2,757) 3.4
Guatemala
Millicom International Cellular SA 34,170 648,384 21,545 (26.6)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden
Assa Abloy AB 31,718 759,725 835 (1.0)
Axfood AB 6,797 165,986 11,415 (14.1)
Billerud AB 59,469 611,234 9,369 (11.6)
Boliden AB 14,670 576,299 32,083 (39.6)
Elekta AB 76,914 587,780 6,793 (8.4)
Embracer Group AB 14,357 67,047 610 (0.8)
Evolution AB 2,614 350,220 33,890 (41.9)
Getinge AB 5,419 132,160 13,014 (16.1)
H & M Hennes & Mauritz AB 66,078 944,753 163,455 (201.9)
Saab AB 3,094 187,964 14,409 (17.8)
Sandvik AB 17,306 367,334 33,019 (40.8)
Skanska AB 37,670 576,979 (44,557) 55.0
SSAB AB 61,134 436,994 42,354 (52.3)
Svenska Handelsbanken AB 48,786 422,529 (23,074) 28.5
Swedish Orphan Biovitrum AB 6,074 141,528 (681) 0.8
Tele2 AB 13,166 131,042 4,393 (5.4)
Telefonaktiebolaget LM Ericsson 231,017 1,354,181 113,029 (139.6)
Trelleborg AB 12,035 342,535 54,552 (67.4)
Volvo AB 18,683 384,994 31,747 (39.2)
Volvo Car AB 32,688 143,000 2,664 (3.3)
Short Positions
Common Stocks
Sweden
Alfa Laval AB (9,961) (355,679) (34,362) 42.4
Atlas Copco AB (26,013) (329,542) (27,481) 33.9
Beijer Ref AB (36,703) (644,046) (56,317) 69.6
Electrolux AB (34,731) (422,135) (37,313) 46.1
Embracer Group AB (63,755) (298,842) 23,772 (29.4)
Epiroc AB (33,809) (671,109) (58,059) 71.7
EQT AB (53,201) (1,086,757) (74,356) 91.8
Essity AB (8,783) (250,877) (4,725) 5.8
Hexagon AB (52,101) (599,652) (35,923) 44.4
Hexpol AB (17,476) (216,475) (28,396) 35.1
Holmen AB (10,026) (386,525) (1,957) 2.4
Husqvarna AB (50,791) (440,856) (37,307) 46.1
Indutrade AB (21,684) (461,457) (39,435) 48.7
Lifco AB (12,308) (265,393) (26,443) 32.7
Nibe Industrier AB (77,709) (885,814) (105,655) 130.5
Securitas AB (35,529) (316,053) (31,999) 39.5
Skandinaviska Enskilda Banken AB (7,602) (83,913) (1,997) 2.5
SKF AB (22,302) (439,281) (35,206) 43.5
Svenska Cellulosa AB SCA (44,241) (582,678) (11,662) 14.4
Swedbank AB (1,622) (26,673) 683 (0.8)
Telia Co. AB (115,030) (292,092) 456 (0.6)
United States
Sinch AB (18,936) (51,221) 4,434 (5.5)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-0.25% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
02/26/2024
- 04/25/2024 $31,718,413 $67,507 $(817,854) $(750,347)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 43,095 610,632 23,896 (3.2)
Alimentation Couche-Tard, Inc. 7,552 379,695 14,140 (1.9)
ARC Resources Ltd. 69,010 782,777 8,064 (1.1)
Atco Ltd. 22,434 719,083 23,638 (3.2)
Bank of Montreal 6,225 554,469 14,877 (2.0)
Bank of Nova Scotia (The) 20,210 1,017,902 23,477 (3.1)
Canadian Imperial Bank of Commerce 11,220 475,781 8,468 (1.1)
Capital Power Corp. 13,895 428,108 (320) 0.0
Empire Co. Ltd. 22,115 592,842 27,110 (3.6)
Fairfax Financial Holdings Ltd. 695 462,217 (2,110) 0.3
Finning International, Inc. 21,165 527,598 19,559 (2.6)
George Weston Ltd. 3,300 437,314 21,065 (2.8)
iA Financial Corp., Inc. 4,977 315,449 11,453 (1.5)
Imperial Oil Ltd. 15,977 812,504 46,459 (6.2)
Manulife Financial Corp. 35,971 660,067 12,775 (1.7)
Nutrien Ltd. 11,282 833,190 6,428 (0.9)
Open Text Corp. 16,026 618,154 13,044 (1.7)
Sun Life Financial, Inc. 6,017 281,105 4,630 (0.6)
Suncor Energy, Inc. 25,132 780,273 24,918 (3.3)
Teck Resources Ltd. 8,315 303,622 6,334 (0.8)
Tourmaline Oil Corp. 10,357 431,599 7,970 (1.1)
West Fraser Timber Co. Ltd. 10,643 759,146 (8,684) 1.2
Whitecap Resources, Inc. 47,804 369,628 2,830 (0.4)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (12,352) (594,888) (8,408) 1.1
Canada
Agnico Eagle Mines Ltd. (5,470) (278,863) 5,909 (0.8)
Algonquin Power & Utilities Corp. (78,933) (662,301) (18,696) 2.5
BCE, Inc. (8,316) (372,512) 985 (0.1)
Brookfield Corp. (11,902) (387,751) (27,451) 3.7
Brookfield Infrastructure Corp. (7,476) (344,565) (10,897) 1.5
Cameco Corp. (23,373) (612,039) (30,438) 4.1
Canadian Pacific Railway Ltd. (10,470) (806,225) (4,338) 0.6

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Constellation Software, Inc. (315) (592,221) (23,543) 3.1
Dollarama, Inc. (5,246) (313,518) (10,325) 1.4
Element Fleet Management Corp. (41,772) (548,615) (4,018) 0.5
Emera, Inc. (8,429) (346,266) (374) 0.0
Enbridge, Inc. (15,907) (606,502) (14,712) 2.0
Fortis, Inc. (12,062) (512,735) (6,247) 0.8
Franco-Nevada Corp. (3,205) (467,482) (1,432) 0.2
GFL Environmental, Inc. (12,181) (420,003) (20,550) 2.7
Intact Financial Corp. (3,160) (452,244) (3,320) 0.4
Metro, Inc. (6,396) (351,815) (11,263) 1.5
Pan American Silver Corp. (33,696) (614,830) 781 (0.1)
Rogers Communications, Inc. (14,848) (688,183) 659 (0.1)
Royal Bank of Canada (6,464) (618,181) (7,079) 0.9
Shopify, Inc. (7,289) (349,484) (17,366) 2.3
TC Energy Corp. (9,031) (351,284) (791) 0.1
Thomson Reuters Corp. (3,540) (460,580) (4,008) 0.5
TMX Group Ltd. (3,090) (312,087) (4,870) 0.6
WSP Global, Inc. (3,075) (402,787) (17,315) 2.3
United States
Brookfield Renewable Corp. (9,224) (322,550) (21,226) 2.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.32% to 0.26%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
01/27/2025 $4,525,717 $17,514 $(58,229) $(40,715)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 72,400 229,371 877 (2.2)
Yangzijiang Shipbuilding Holdings Ltd. 652,216 589,941 (7,973) 19.6
Singapore
City Developments Ltd. 103,962 576,880 14,417 (35.4)
Genting Singapore Ltd. 214,919 181,393 3,747 (9.2)
Jardine Cycle & Carriage Ltd. 5,200 122,455 8,251 (20.3)
Oversea-Chinese Banking Corp. Ltd. 32,900 306,687 (119) 0.3
Singapore Airlines Ltd. 146,600 632,355 1,138 (2.8)
Singapore Telecommunications Ltd. 86,600 160,459 3,615 (8.9)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Singapore
DBS Group Holdings Ltd. (28,435) (706,944) 7,991 (19.6)
Keppel Corp. Ltd. (53,500) (226,986) (7,049) 17.3
Singapore Technologies Engineering Ltd. (199,600) (549,470) (4,540) 11.2
United Overseas Bank Ltd. (9,400) (210,833) (2,603) 6.4
Venture Corp. Ltd. (2,400) (31,943) (238) 0.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the RBACR
plus or minus a specified
spread (-1.25% to 0.45%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
4-24 months
maturity
07/20/2023 $21,819,525 $46,514 $14,742 $61,256
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Ampol Ltd. 6,681 136,212 684 1.1
ANZ Group Holdings Ltd. 35,557 547,938 5,788 9.4
Aristocrat Leisure Ltd. 9,582 239,574 17,253 28.2
Aurizon Holdings Ltd. 259,650 584,826 10,332 16.9
BHP Group Ltd. 31,235 987,461 81,520 133.1
BlueScope Steel Ltd. 80,264 1,086,403 27,303 44.6
Cochlear Ltd. 1,598 254,402 9,842 16.1
Coles Group Ltd. 18,570 224,375 3,422 5.6
Harvey Norman Holdings Ltd. 112,170 269,958 (12,717) (20.8)
Incitec Pivot Ltd. 371,199 782,200 (18,717) (30.6)
JB Hi-Fi Ltd. 29,944 854,582 9,101 14.9
New Hope Corp. Ltd. 55,604 211,418 18,513 30.2
Origin Energy Ltd. 52,571 292,772 8,130 13.3
Pilbara Minerals Ltd. 160,211 426,226 33,194 54.2
Qantas Airways Ltd. 232,136 1,036,128 31,882 52.0
Qube Holdings Ltd. 141,182 272,619 (11,444) (18.7)
Sonic Healthcare Ltd. 28,961 678,932 23,437 38.3
South32 Ltd. 264,414 774,926 41,424 67.6
Suncorp Group Ltd. 30,674 249,230 106 0.2
Telstra Group Ltd. 141,026 399,301 10,914 17.8
Westpac Banking Corp. 19,712 286,999 7,130 11.6
Whitehaven Coal Ltd. 162,990 733,766 5,975 9.8
United States
Computershare Ltd. 14,524 210,964 5,045 8.2

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Australia
Alumina Ltd. (367,403) (360,142) (6,491) (10.6)
APA Group (21,237) (144,268) 956 1.6
carsales.com Ltd. (14,050) (209,978) (8,525) (13.9)
Cleanaway Waste Management Ltd. (166,884) (267,048) 2,912 4.8
Commonwealth Bank of Australia (13,318) (879,328) (20,690) (33.8)
Domino's Pizza Enterprises Ltd. (9,306) (312,396) (30,914) (50.5)
Endeavour Group Ltd. (29,982) (136,217) (2,941) (4.8)
IDP Education Ltd. (38,257) (705,018) (5,841) (9.5)
IGO Ltd. (24,832) (212,938) (10,431) (17.0)
Insurance Australia Group Ltd. (48,929) (154,013) (620) (1.0)
Lynas Rare Earths Ltd. (85,061) (362,097) 12,032 19.6
Macquarie Group Ltd. (2,577) (305,116) (2,301) (3.8)
Medibank Pvt Ltd. (73,594) (166,077) (4,721) (7.7)
Mineral Resources Ltd. (9,019) (487,539) (3,370) (5.5)
Newcrest Mining Ltd. (7,865) (140,393) (13,113) (21.4)
Northern Star Resources Ltd. (26,184) (214,713) (24,109) (39.4)
Pro Medicus Ltd. (8,263) (356,379) 653 1.1
REA Group Ltd. (5,251) (489,621) (36,923) (60.3)
Reece Ltd. (28,248) (331,062) (26,678) (43.6)
Transurban Group (52,121) (497,672) (3,985) (6.5)
Washington H Soul Pattinson & Co. Ltd. (11,009) (223,117) (16,256) (26.5)
Wesfarmers Ltd. (10,262) (346,840) (10,101) (16.5)
WiseTech Global Ltd. (5,038) (221,942) (7,086) (11.6)
Woodside Energy Group Ltd. (10,132) (226,350) (10,029) (16.4)
Worley Ltd. (17,473) (169,240) (6,423) (10.5)
United States
CSL Ltd. (2,141) (414,648) (3,536) (5.8)
James Hardie Industries plc (23,530) (506,454) (31,921) (52.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-1.13% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
5-24 months
maturity
08/21/2023 $61,054,873 $(43,638) $(39,758) $(83,396)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 545,428 1,005,093 61,328 (73.5)
Bouygues SA 16,748 564,845 (1,302) 1.6
Cie de Saint-Gobain 25,612 1,455,878 36,236 (43.5)
Dassault Aviation SA 4,148 820,600 32,445 (38.9)
Eiffage SA 12,812 1,386,463 (219) 0.3
Ipsen SA 5,695 627,088 (13,513) 16.2
Rexel SA 43,202 1,027,116 10,833 (13.0)
Rubis SCA 18,091 484,083 6,380 (7.6)
Sodexo SA 10,204 996,631 63,357 (76.0)
Thales SA 7,273 1,075,290 69,625 (83.5)
TotalEnergies SE 11,660 687,517 15,547 (18.6)
Germany
BASF SE 16,519 867,226 62,580 (75.0)
Bayer AG (Registered) 15,354 980,838 51,523 (61.8)
Bayerische Motoren Werke AG 9,557 1,047,434 63,391 (76.0)
Brenntag SE 8,131 611,908 28,585 (34.3)
Deutsche Bank AG (Registered) 161,313 1,640,424 7,497 (9.0)
Deutsche Lufthansa AG (Registered) 105,017 1,168,052 84,803 (101.7)
GEA Group AG 16,316 744,296 3,930 (4.7)
HeidelbergCement AG 8,613 628,897 69,383 (83.2)
HUGO BOSS AG 7,654 550,403 82,074 (98.4)
TeamViewer SE 36,856 627,857 31,300 (37.5)
thyssenkrupp AG 229,746 1,654,540 95,299 (114.3)
Singapore
STMicroelectronics NV 24,202 1,289,572 97,430 (116.8)
United States
Sanofi 10,398 1,127,962 115,320 (138.3)
Short Positions
Common Stocks
France
Air Liquide SA (9,200) (1,539,976) (71,104) 85.3
Airbus SE (5,127) (684,801) (35,564) 42.6
Alstom SA (44,394) (1,208,685) (44,987) 53.9
Cie Generale des Etablissements Michelin SCA (35,428) (1,082,973) (39,441) 47.3
EssilorLuxottica SA (4,424) (797,749) (31,296) 37.5
Hermes International (272) (550,870) (40,548) 48.6
Kering SA (790) (515,418) (46,688) 56.0
L'Oreal SA (2,705) (1,208,710) (93,219) 111.8
Remy Cointreau SA (3,242) (590,314) (9,831) 11.8
Sartorius Stedim Biotech (3,504) (1,075,011) 71,856 (86.2)
SEB SA (4,257) (484,379) (18,515) 22.2
Germany
adidas AG (13,390) (2,373,679) (325,572) 390.4
Carl Zeiss Meditec AG (3,744) (521,508) 39,432 (47.3)
Covestro AG (12,987) (537,835) (15,321) 18.4
Deutsche Telekom AG (Registered) (28,842) (698,908) (27,032) 32.4
Fraport AG Frankfurt Airport Services Worldwide (10,241) (516,247) (13,277) 15.9
Fresenius Medical Care AG & Co. KGaA (13,233) (561,665) (29,473) 35.3
Rheinmetall AG (2,178) (645,233) (85,193) 102.2
Siemens AG (Registered) (3,669) (594,392) (47,833) 57.4
Siemens Healthineers AG (15,675) (903,695) (36,039) 43.2
Symrise AG (6,789) (738,806) (27,891) 33.4
Zalando SE (14,486) (607,116) (70,931) 85.1

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Luxembourg
Eurofins Scientific SE (13,534) (906,233) (5,786) 6.9
South Korea
Delivery Hero SE (21,127) (720,746) (16,882) 20.2
United States
Schneider Electric SE (3,811) (636,909) (33,156) 39.8
Preferred Stocks
Germany
Sartorius AG (Preference) (2,877) (1,212,530) 6,184 (7.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
4-24 months
maturity
07/19/2023 $45,549,908 $(85,628) $83,595 $(2,033)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 81,176 467,105 33,854 (1,665.2)
Netherlands
Shell plc 68,173 1,942,835 80,901 (3,979.4)
Nigeria
Airtel Africa plc 342,605 449,462 (5,102) 250.9
United Kingdom
Barclays plc 956,957 1,722,432 74,585 (3,668.7)
Barratt Developments plc 264,895 1,524,414 110,788 (5,449.5)
BP plc 190,821 1,206,089 76,302 (3,753.2)
British American Tobacco plc 35,450 1,242,679 (40,121) 1,973.5
BT Group plc 276,087 497,324 28,173 (1,385.8)
Burberry Group plc 10,625 340,211 42,416 (2,086.4)
Centrica plc 1,263,197 1,654,327 77,348 (3,804.6)
DCC plc 9,018 525,671 48,050 (2,363.5)
DS Smith plc 214,114 833,614 34,032 (1,674.0)
Howden Joinery Group plc 74,684 644,861 28,506 (1,402.1)
Imperial Brands plc 32,201 740,484 (8,099) 398.4
Inchcape plc 56,923 545,648 (38,479) 1,892.7
InterContinental Hotels Group plc 8,437 552,334 6,478 (318.6)
JD Sports Fashion plc 284,030 625,498 56,832 (2,795.5)
Legal & General Group plc 312,343 923,788 46,982 (2,311.0)
Man Group plc 144,721 421,605 20,445 (1,005.6)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Marks & Spencer Group plc 469,019 967,579 147,976 (7,278.7)
Pearson plc 48,695 509,590 6,442 (316.9)
Reckitt Benckiser Group plc 9,442 718,324 41,596 (2,046.0)
Smiths Group plc 31,123 660,081 16,993 (835.8)
Taylor Wimpey plc 561,148 825,546 35,607 (1,751.4)
Travis Perkins plc 37,745 446,869 8,730 (429.4)
Vodafone Group plc 545,724 601,987 (6,389) 314.2
United States
GSK plc 81,489 1,439,856 29,453 (1,448.8)
Short Positions
Common Stocks
Chile
Antofagasta plc (69,354) (1,358,470) (123,055) 6,052.9
Hong Kong
Prudential plc (54,106) (740,800) (68,008) 3,345.2
United Kingdom
abrdn plc (223,069) (561,436) (9,125) 448.8
Admiral Group plc (23,814) (597,992) (35,570) 1,749.6
Ashtead Group plc (5,596) (343,622) (7,711) 379.3
AstraZeneca plc (5,948) (824,121) (30,649) 1,507.6
B&M European Value Retail SA (96,806) (576,749) (29,806) 1,466.1
Berkeley Group Holdings plc (9,934) (514,660) (25,702) 1,264.3
ConvaTec Group plc (126,569) (357,661) (1,047) 51.5
Croda International plc (7,320) (588,334) (15,003) 738.0
Diageo plc (16,963) (757,053) (29,890) 1,470.2
Halma plc (16,425) (453,437) (34,624) 1,703.1
NatWest Group plc (111,429) (363,596) (8,952) 440.4
Next plc (5,321) (432,490) (711) 35.0
Pennon Group plc (53,307) (575,981) (9,792) 481.6
RELX plc (10,599) (343,269) (12,473) 613.5
Rentokil Initial plc (148,982) (1,088,842) (83,910) 4,127.4
Severn Trent plc (24,134) (857,311) (19,833) 975.5
Spirax-Sarco Engineering plc (3,707) (544,272) (36,674) 1,803.9
SSE plc (28,316) (631,839) (38,717) 1,904.4
St James's Place plc (26,224) (393,504) (24,391) 1,199.7
United Utilities Group plc (60,667) (793,977) (11,658) 573.4
United States
Experian plc (15,530) (511,368) (4,261) 209.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.63% to 0.30%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
4-24 months
maturity
07/20/2023 $12,701,400 $(179,990) $11,739 $(168,251)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 174,000 541,707 (18,027) 10.7
SITC International Holdings Co. Ltd. 243,000 522,246 (10,604) 6.3
Hong Kong
ASMPT Ltd. 44,100 437,383 7,613 (4.5)
CK Asset Holdings Ltd. 45,728 277,234 532 (0.3)
CLP Holdings Ltd. 21,000 151,749 (1,807) 1.1
Henderson Land Development Co. Ltd. 122,000 422,095 (4,522) 2.7
HKT Trust & HKT Ltd. 55,000 73,011 (276) 0.2
Man Wah Holdings Ltd. 588,800 485,173 (43,954) 26.1
New World Development Co. Ltd. 308,000 825,626 (17,952) 10.7
Sino Land Co. Ltd. 132,000 178,506 4,971 (3.0)
Sun Hung Kai Properties Ltd. 29,000 406,279 15,051 (8.9)
Swire Pacific Ltd. 21,500 165,227 (613) 0.4
Swire Properties Ltd. 15,000 38,606 102 (0.1)
WH Group Ltd. 1,001,500 597,041 20,374 (12.1)
United Kingdom
CK Hutchison Holdings Ltd. 240,500 1,487,889 (7,332) 4.4
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (193,100) (587,667) (8,336) 5.0
ESR Group Ltd. (232,800) (417,476) (40,840) 24.3
Xinyi Glass Holdings Ltd. (39,000) (69,767) 390 (0.2)
Hong Kong
AIA Group Ltd. (98,400) (1,031,956) (42,303) 25.1
Hang Lung Properties Ltd. (46,000) (86,076) 2,527 (1.5)
Hang Seng Bank Ltd. (17,700) (251,611) 13,328 (7.9)
Hong Kong & China Gas Co. Ltd. (446,000) (392,664) 16,565 (9.8)
MTR Corp. Ltd. (72,018) (347,580) 4,717 (2.8)
Power Assets Holdings Ltd. (14,000) (75,108) 957 (0.6)
Techtronic Industries Co. Ltd. (96,000) (1,040,171) 10,835 (6.4)
Wharf Real Estate Investment Co. Ltd. (212,000) (1,220,563) (74,128) 44.1
Macau
Galaxy Entertainment Group Ltd. (44,000) (294,323) (4,816) 2.9
Sands China Ltd. (59,200) (205,660) (1,118) 0.7
Wynn Macau Ltd. (72,000) (71,006) (1,324) 0.8

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-8.81% to 0.28%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
4-24 months
maturity
07/20/2023 $180,340,806 $(30,007) $567,581 $537,574
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Dai-ichi Life Holdings, Inc. 62,500 1,148,968 37,512 7.0
Dentsu Group, Inc. 34,000 1,198,442 34,901 6.5
Fukuoka Financial Group, Inc. 62,500 1,202,558 (8,633) (1.6)
Honda Motor Co. Ltd. 61,800 1,634,682 70,773 13.2
IHI Corp. 44,800 1,125,340 68,928 12.8
Inpex Corp. 103,000 1,090,000 38,493 7.2
Japan Post Bank Co. Ltd. 143,000 1,167,947 (37,792) (7.0)
Japan Post Insurance Co. Ltd. 69,100 1,076,982 (21,990) (4.1)
Japan Tobacco, Inc. 89,600 1,892,670 48,149 9.0
JFE Holdings, Inc. 110,900 1,407,591 62,843 11.7
KDDI Corp. 40,000 1,233,511 9,485 1.8
Mazda Motor Corp. 174,400 1,608,665 107,103 19.9
Mitsubishi Corp. 40,000 1,437,458 40,207 7.5
Mitsubishi Motors Corp. 564,600 2,224,974 183,867 34.2
Mizuho Financial Group, Inc. 186,930 2,648,344 17,738 3.3
Nippon Steel Corp. 63,300 1,492,708 61,993 11.5
Ono Pharmaceutical Co. Ltd. 55,800 1,162,771 (21,314) (4.0)
SCREEN Holdings Co. Ltd. 12,600 1,117,672 58,617 10.9
Shimamura Co. Ltd. 14,100 1,435,109 9,998 1.9
Shin-Etsu Chemical Co. Ltd. 37,500 1,217,289 78,803 14.7
Subaru Corp. 142,100 2,268,429 92,239 17.2
Suntory Beverage & Food Ltd. 30,700 1,143,528 24,231 4.5
TOPPAN, Inc. 53,300 1,074,120 44,449 8.3
Toyo Suisan Kaisha Ltd. 29,800 1,245,373 (2,513) (0.5)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (78,700) (1,526,843) (17,451) (3.2)
Ajinomoto Co., Inc. (48,700) (1,694,169) (47,301) (8.8)
Capcom Co. Ltd. (34,200) (1,224,039) (34,026) (6.3)
Chiba Bank Ltd. (The) (200,000) (1,290,853) (4,436) (0.8)
Daiichi Sankyo Co. Ltd. (48,800) (1,780,109) (97,148) (18.1)
Daikin Industries Ltd. (8,100) (1,453,193) (74,165) (13.8)
Denso Corp. (34,000) (1,919,213) (107,502) (20.0)
Eisai Co. Ltd. (20,600) (1,170,071) (4,750) (0.9)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
JSR Corp. (79,900) (1,890,136) (30,667) (5.7)
Kansai Electric Power Co., Inc. (The) (144,300) (1,405,327) (24,003) (4.5)
Keyence Corp. (2,200) (1,078,239) (75,626) (14.1)
Kobe Bussan Co. Ltd. (48,300) (1,348,641) (51,789) (9.6)
Kubota Corp. (93,400) (1,416,068) (58,418) (10.9)
Kurita Water Industries Ltd. (26,500) (1,213,886) (32,339) (6.0)
Makita Corp. (64,300) (1,601,383) (6,364) (1.2)
Mitsubishi UFJ Financial Group, Inc. (305,400) (1,957,207) (23,027) (4.3)
NIDEC Corp. (28,100) (1,462,352) (93,055) (17.3)
Nippon Paint Holdings Co. Ltd. (117,600) (1,105,804) (27,897) (5.2)
Rakuten Group, Inc. (228,000) (1,063,345) 15,051 2.8
SoftBank Group Corp. (29,600) (1,163,680) (72,191) (13.4)
Tokio Marine Holdings, Inc. (56,100) (1,079,642) 13,032 2.4
Toyota Motor Corp. (219,200) (3,120,402) (164,764) (30.6)
Unicharm Corp. (29,000) (1,192,067) (26,170) (4.9)
Yamaha Corp. (28,100) (1,085,333) (49,227) (9.2)
Yaskawa Electric Corp. (44,400) (1,947,380) (98,146) (18.3)
Z Holdings Corp. (455,300) (1,290,981) 13,109 2.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-13.93% to 0.33%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
4-12 months
maturity
07/19/2023 $450,332,898 $1,450,995 $303,004 $1,753,999
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Adobe, Inc. 3,491 1,345,327 95,060 5.4
AGCO Corp. 9,543 1,290,214 154,597 8.8
Allison Transmission Holdings, Inc. 36,830 1,666,189 122,714 7.0
Alphabet, Inc. 11,845 1,228,682 24,993 1.4
Amazon.com, Inc. 15,782 1,630,123 70,880 4.0
American International Group, Inc. 45,500 2,291,380 138,890 7.9
Analog Devices, Inc. 6,033 1,189,828 68,595 3.9
Booking Holdings, Inc. 686 1,819,553 145,130 8.3
Cardinal Health, Inc. 16,144 1,218,872 90,391 5.2
Cigna Group (The) 6,100 1,558,733 (75,561) (4.3)
Cisco Systems, Inc. 28,801 1,505,572 60,050 3.4
Citigroup, Inc. 27,961 1,311,091 73,817 4.2
CVS Health Corp. 23,989 1,782,623 (1,492) (0.1)
Dick's Sporting Goods, Inc. 10,255 1,455,082 (23,881) (1.4)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
General Motors Co. 51,834 1,901,271 171,052 9.8
Huntington Ingalls Industries, Inc. 5,694 1,178,772 40,811 2.3
Intel Corp. 40,506 1,323,331 115,847 6.6
Kroger Co. (The) 24,317 1,200,530 62,981 3.6
McDonald's Corp. 6,695 1,871,989 78,831 4.5
Meta Platforms, Inc. 6,699 1,419,786 109,395 6.2
NRG Energy, Inc. 37,833 1,297,294 106,311 6.1
Owens Corning 15,022 1,439,108 86,261 4.9
Republic Services, Inc. 9,231 1,248,216 41,447 2.4
Skechers USA, Inc. 31,324 1,488,516 96,478 5.5
TD SYNNEX Corp. 12,913 1,249,849 66,586 3.8
Texas Roadhouse, Inc. 11,634 1,257,170 31,877 1.8
Toll Brothers, Inc. 23,497 1,410,525 55,453 3.2
Tyson Foods, Inc. 22,491 1,334,166 17,543 1.0
Unum Group 29,164 1,153,728 78,352 4.5
Walmart, Inc. 17,436 2,570,938 136,020 7.8
Short Positions
Common Stocks
United States
AbbVie, Inc. (7,867) (1,253,764) (35,830) (2.0)
agilon health, Inc. (58,338) (1,385,528) 167,993 9.6
Avery Dennison Corp. (6,869) (1,229,070) (83,615) (4.8)
Ball Corp. (26,664) (1,469,453) (89,969) (5.1)
Constellation Brands, Inc. (5,316) (1,200,831) (79,687) (4.5)
Dollar Tree, Inc. (9,211) (1,322,239) (57,197) (3.3)
Eli Lilly & Co. (4,282) (1,470,524) (60,976) (3.5)
Envestnet, Inc. (25,175) (1,477,017) (146,770) (8.4)
Equifax, Inc. (5,906) (1,197,973) (11,517) (0.7)
Foot Locker, Inc. (35,387) (1,404,510) 84,144 4.8
GameStop Corp. (73,013) (1,680,759) (468,742) (26.7)
General Electric Co. (17,541) (1,676,920) (85,932) (4.9)
Hanesbrands, Inc. (336,743) (1,771,268) (56,096) (3.2)
Home Depot, Inc. (The) (5,682) (1,676,872) (38,240) (2.2)
McCormick & Co., Inc. (Non-Voting) (16,744) (1,393,268) (177,319) (10.1)
Novanta, Inc. (7,703) (1,225,470) (83,038) (4.7)
NVIDIA Corp. (4,380) (1,216,633) (89,878) (5.1)
Philip Morris International, Inc. (12,181) (1,184,602) (29,965) (1.7)
Quanta Services, Inc. (10,317) (1,719,225) (119,058) (6.8)
Welltower, Inc. (20,452) (1,466,204) (58,374) (3.3)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 91.9%
INVESTMENT COMPANIES - 29.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.50% (1)(a)(b) 1,911,455 1,911,455
Limited Purpose Cash Investment
Fund, 4.73% (1)(a) 179,975,106 179,903,116
TOTAL INVESTMENT COMPANIES
(Cost $181,753,107) 181,814,571
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 62.1%
U.S. Treasury Bills
4.49%, 4/27/2023 (c) $ 27,653,000 27,568,197
4.54%, 5/4/2023 (c) 15,568,000 15,506,082
4.59%, 5/11/2023 (c) 15,108,000 15,033,856
4.63%, 5/25/2023 (c) 66,732,000 66,287,158
4.66%, 6/1/2023 (c)(d) 60,327,000 59,878,381
4.68%, 6/8/2023 (c)(d) 34,074,000 33,789,219
4.74%, 6/15/2023 (c)(d) 18,631,000 18,455,656
4.66%, 6/22/2023 (c)(d) 940,000 930,394
4.71%, 6/29/2023 (c)(d) 31,562,000 31,208,847
4.80%, 7/20/2023 (c)(d) 17,360,000 17,118,739
4.80%, 7/27/2023 (c)(d) 11,825,000 11,648,830
4.79%, 8/3/2023 (c)(d) 31,683,000 31,177,286
4.85%, 8/10/2023 (c)(d) 2,488,000 2,446,187
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 62.1% (continued)
4.96%, 8/17/2023 (c)(d) $ 515,000 505,870
5.04%, 8/24/2023 (c)(d) 8,419,000 8,262,073
5.07%, 8/31/2023 (c)(d) 12,347,000 12,106,276
5.10%, 9/7/2023 (c)(d) 118,000 115,592
4.81%, 9/14/2023 (c)(d) 26,926,000 26,348,534
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $378,287,519) 378,387,177
TOTAL SHORT-TERM INVESTMENTS
(Cost $560,040,626) 560,201,748
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 91.9%
(Cost $560,040,626) 560,201,748
OTHER ASSETS IN EXCESS OF
LIABILITIES - 8.1% (e) 49,592,944
NET ASSETS - 100.0% 609,794,692
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 181,814,571 29.8
U.S. Treasury Obligations 378,387,177 62.1
Total Investments In Securities
At Value $ 560,201,748 91.9
Other Assets in Excess of
Liabilities (e) 49,592,944 8.1
Net Assets
$ 609,794,692 100.0%
(a) Represents 7-day effective yield as of March 31, 2023.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Total return swap contracts outstanding as of March 31, 2023 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/27/2023 HKD 4,096,200 $ 9,797
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 04/27/2023 HKD 4,096,200 7,963
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 06/16/2023 CHF 1,869,320 100,338

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/16/2023 CHF 3,738,640 $ 205,469
MSCI Germany
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.90%)
Increases in
total return of
reference entity
Monthly JPMC 06/21/2023 EUR 1,266,650 14,586
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.85%)
Increases in
total return of
reference entity
Monthly JPMC 06/21/2023 EUR 1,602,487 16,056
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.01%)
Increases in
total return of
reference entity
Monthly JPMC 06/21/2023 EUR 2,216,447 68,573
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 06/21/2023 SGD 463,911 13,924
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (-0.65%)
Increases in
total return of
reference entity
Monthly JPMC 06/21/2023 CHF 1,817,695 53,699
490,405
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/21/2023 EUR (907,860) (31,762)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly JPMC 06/21/2023 AUD 3,631,698 (25,920)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.80%)
Increases in
total return of
reference entity
Monthly JPMC 06/21/2023 CAD 2,572,095 $ (7,432)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 06/21/2023 HKD 3,688,588 (1,447)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.80%)
Increases in
total return of
reference entity
Monthly JPMC 06/21/2023 EUR 692,343 (7,854)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly JPMC 06/21/2023 JPY 1,194,540,843 (103,746)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly JPMC 06/21/2023 EUR 1,600,998 (23,829)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-1.71%)
Increases in
total return of
reference entity
Monthly JPMC 06/21/2023 SEK 14,480,174 (8,822)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 06/21/2023 GBP 1,592,463 $ (48,827)
(259,639)
$ 230,766
Futures contracts outstanding as of March 31, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 65 4/2023 EUR $ 5,169,920 $ 189,425
Hang Seng Index 4 4/2023 HKD 521,816 10,093
IBEX 35 Index 10 4/2023 EUR 997,003 32,529
MSCI Singapore Index 30 4/2023 SGD 690,374 7,926
OMXS30 Index 33 4/2023 SEK 704,815 24,452
DAX Index 11 6/2023 EUR 4,711,258 155,278
FTSE 100 Index 83 6/2023 GBP 7,821,480 125,549
FTSE/MIB Index 9 6/2023 EUR 1,300,879 35,479
S&P 500 E-Mini Index 779 6/2023 USD 161,165,363 6,661,134
S&P/TSX 60 Index 32 6/2023 CAD 5,726,141 88,209
SPI 200 Index 25 6/2023 AUD 3,004,265 58,758
TOPIX Index 25 6/2023 JPY 3,772,359 (14,709)
$ 7,374,123
Forward foreign currency exchange contracts outstanding as of March 31, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 7,423,705 USD 5,456,381 CITI 6/21/2023 $ 43,706
CAD 7,423,705 USD 5,456,353 JPMC 6/21/2023 43,733
CHF 4,107,798 USD 4,453,848 CITI 6/21/2023 74,518
CHF 4,107,784 USD 4,453,811 JPMC 6/21/2023 74,539
DKK 9,596,722 USD 1,381,766 CITI 6/21/2023 22,714
DKK 9,596,721 USD 1,381,759 JPMC 6/21/2023 22,721
EUR 14,458,447 USD 15,479,247 CITI 6/21/2023 271,555
EUR 14,458,433 USD 15,479,154 JPMC 6/21/2023 271,634
GBP 5,784,003 USD 6,975,366 CITI 6/21/2023 170,940
GBP 5,783,998 USD 6,975,325 JPMC 6/21/2023 170,975
ILS 742,127 USD 203,451 CITI 6/21/2023 3,577
ILS 742,123 USD 203,449 JPMC 6/21/2023 3,577
JPY 1,314,797,504 USD 9,834,685 CITI 6/21/2023 184,141
JPY 1,314,797,497 USD 9,834,636 JPMC 6/21/2023 184,193
NZD 115,000 USD 70,863 CITI 6/21/2023 1,044
NZD 114,999 USD 70,862 JPMC 6/21/2023 1,045
SEK 8,795,501 USD 848,893 CITI 6/21/2023 2,056

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SEK 8,795,500 USD 848,889 JPMC 6/21/2023 $ 2,061
SGD 2,931,360 USD 2,187,875 CITI 6/21/2023 20,498
SGD 2,931,355 USD 2,187,860 JPMC 6/21/2023 20,508
USD 41,892 AUD 62,000 CITI 6/21/2023 327
USD 41,892 AUD 62,000 JPMC 6/21/2023 328
USD 42,226 HKD 330,000 CITI 6/21/2023 33
USD 42,227 HKD 330,000 JPMC 6/21/2023 33
USD 8,710 SEK 89,810 CITI 6/21/2023 20
USD 8,710 SEK 89,809 JPMC 6/21/2023 20
Total unrealized appreciation 1,590,496
AUD 5,242,003 USD 3,593,323 CITI 6/21/2023 (79,089)
AUD 5,241,997 USD 3,593,301 JPMC 6/21/2023 (79,071)
HKD 9,832,000 USD 1,257,956 CITI 6/21/2023 (852)
HKD 9,832,000 USD 1,257,949 JPMC 6/21/2023 (845)
ILS 247,376 USD 69,746 CITI 6/21/2023 (737)
ILS 247,374 USD 69,746 JPMC 6/21/2023 (737)
NOK 2,897,263 USD 281,041 CITI 6/21/2023 (3,317)
NOK 2,897,252 USD 281,038 JPMC 6/21/2023 (3,317)
SEK 7,295,500 USD 707,277 CITI 6/21/2023 (1,450)
SEK 7,295,500 USD 707,274 JPMC 6/21/2023 (1,447)
USD 222,263 EUR 207,000 CITI 6/21/2023 (3,240)
USD 222,264 EUR 207,000 JPMC 6/21/2023 (3,239)
USD 205,391 GBP 170,500 CITI 6/21/2023 (5,267)
USD 205,392 GBP 170,500 JPMC 6/21/2023 (5,266)
USD 37,336 JPY 5,000,000 CITI 6/21/2023 (765)
USD 37,336 JPY 5,000,000 JPMC 6/21/2023 (764)
USD 8,680 SEK 89,810 CITI 6/21/2023 (8)
USD 8,680 SEK 89,810 JPMC 6/21/2023 (8)
Total unrealized depreciation (189,419)
Net unrealized appreciation $ 1,401,077
Total Return Basket Swaps Outstanding at March 31, 2023
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-2.92% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
02/26/2024
- 03/25/2024 $102,425,312 $504,662 $267,483 $772,145
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Ashland, Inc. 14,215 1,460,023 57,571 7.5
AT&T, Inc. 58,964 1,135,057 22,406 2.9
Berry Global Group, Inc. 24,067 1,417,546 50,541 6.5
BJ's Wholesale Club Holdings, Inc. 20,227 1,538,668 18,407 2.4
CF Industries Holdings, Inc. 31,072 2,252,409 81,719 10.6
Chemours Co. (The) 30,152 902,751 23,519 3.0
Dow, Inc. 21,007 1,151,604 59,240 7.7
Eagle Materials, Inc. 12,995 1,907,016 81,219 10.5
Eastman Chemical Co. 32,880 2,773,099 121,985 15.8
Huntsman Corp. 33,580 918,749 15,111 2.0
International Paper Co. 53,089 1,914,389 82,819 10.7
KB Home 39,094 1,570,797 3,518 0.5
Kroger Co. (The) 78,747 3,887,739 58,273 7.5
LyondellBasell Industries NV 19,945 1,872,636 126,850 16.4
Mattel, Inc. 69,097 1,272,076 102,264 13.2
Mosaic Co. (The) 59,366 2,723,712 154,352 20.0
PulteGroup, Inc. 26,327 1,534,338 45,546 5.9
PVH Corp. 18,040 1,608,446 280,342 36.3
Reliance Steel & Aluminum Co. 3,518 903,211 1,970 0.3
Skechers USA, Inc. 78,099 3,711,264 222,582 28.8
Taylor Morrison Home Corp. 43,693 1,671,694 63,792 8.3
Toll Brothers, Inc. 59,313 3,560,559 91,342 11.8
United States Steel Corp. 66,236 1,728,760 39,742 5.1
Walmart, Inc. 5,232 771,458 17,161 2.2
Westrock Co. 101,778 3,101,176 166,916 21.6
Short Positions
Common Stocks
United Kingdom
Linde plc (3,789) (1,346,762) (31,600) (4.1)
United States
Air Products and Chemicals, Inc. (5,809) (1,668,403) (98,869) (12.8)
AptarGroup, Inc. (12,802) (1,513,068) (53,896) (7.0)
Avery Dennison Corp. (11,489) (2,055,727) (79,044) (10.2)
Ball Corp. (65,897) (3,631,584) (162,107) (21.0)
Carter's, Inc. (13,125) (943,950) (29,794) (3.9)
Costco Wholesale Corp. (1,559) (774,620) (5,690) (0.7)
Crown Holdings, Inc. (11,765) (973,083) (50,942) (6.6)
DR Horton, Inc. (32,989) (3,222,695) (79,174) (10.3)
DuPont de Nemours, Inc. (38,578) (2,768,743) (109,176) (14.1)
Ecolab, Inc. (5,607) (928,127) (29,829) (3.9)
Freeport-McMoRan, Inc. (29,065) (1,189,049) (85,160) (11.0)
Frontier Communications Parent, Inc. (54,510) (1,241,193) (70,863) (9.2)
Grocery Outlet Holding Corp. (49,087) (1,387,199) (3,436) (0.4)
Hanesbrands, Inc. (379,812) (1,997,811) (94,953) (12.3)
International Flavors & Fragrances, Inc. (9,051) (832,330) (21,179) (2.7)
Iridium Communications, Inc. (15,571) (964,312) (15,415) (2.0)
MP Materials Corp. (33,956) (957,220) (56,367) (7.3)
Polaris, Inc. (8,799) (973,433) (26,221) (3.4)
Royal Gold, Inc. (15,384) (1,995,459) (57,382) (7.4)
RPM International, Inc. (15,011) (1,309,560) (49,236) (6.4)
Scotts Miracle-Gro Co. (The) (12,563) (876,144) (18,719) (2.4)
Tempur Sealy International, Inc. (33,009) (1,303,525) (27,397) (3.5)
Topgolf Callaway Brands Corp. (55,452) (1,198,872) (53,234) (6.9)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Valvoline, Inc. (69,611) (2,432,208) (83,533) (10.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.23% to 0.04%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
61 months
maturity
11/19/2026 $71,507,453 $157,217 $71,717 $228,934
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Ampol Ltd. 22,174 452,082 2,368 1.0
ANZ Group Holdings Ltd. 121,139 1,866,767 19,581 8.6
Aristocrat Leisure Ltd. 39,087 977,273 70,380 30.7
Aurizon Holdings Ltd. 879,854 1,981,751 35,012 15.3
BHP Group Ltd. 92,909 2,937,218 242,482 105.9
BlueScope Steel Ltd. 250,076 3,384,872 85,068 37.2
Cochlear Ltd. 5,810 924,954 35,783 15.6
Coles Group Ltd. 83,331 1,006,862 15,355 6.7
Harvey Norman Holdings Ltd. 408,681 983,567 (46,332) (20.2)
Incitec Pivot Ltd. 1,086,604 2,289,720 (54,565) (23.8)
JB Hi-Fi Ltd. 99,539 2,840,778 30,254 13.2
New Hope Corp. Ltd. 155,820 592,460 51,880 22.7
Origin Energy Ltd. 170,277 948,287 26,332 11.5
Pilbara Minerals Ltd. 446,259 1,187,229 92,461 40.4
Qantas Airways Ltd. 667,741 2,980,431 90,490 39.5
Qube Holdings Ltd. 412,118 795,791 (33,405) (14.6)
Sonic Healthcare Ltd. 101,950 2,390,010 82,503 36.0
South32 Ltd. 828,770 2,428,901 129,837 56.7
Suncorp Group Ltd. 106,282 863,555 368 0.2
Telstra Group Ltd. 563,703 1,596,070 43,624 19.1
Westpac Banking Corp. 63,917 930,606 23,121 10.1
Whitehaven Coal Ltd. 471,353 2,121,988 17,238 7.5
United States
Computershare Ltd. 43,017 624,831 14,943 6.5

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Australia
Alumina Ltd. (1,166,566) (1,143,510) (20,592) (9.0)
APA Group (86,882) (590,208) 3,912 1.7
carsales.com Ltd. (65,557) (979,752) (39,779) (17.4)
Cleanaway Waste Management Ltd. (571,715) (914,858) 9,976 4.4
Commonwealth Bank of Australia (42,878) (2,831,042) (66,611) (29.1)
Domino's Pizza Enterprises Ltd. (15,328) (514,550) (50,918) (22.2)
Endeavour Group Ltd. (134,177) (609,606) (13,163) (5.7)
Fortescue Metals Group Ltd. (29,074) (437,028) (20,705) (9.0)
IDP Education Ltd. (121,725) (2,243,206) (18,584) (8.1)
IGO Ltd. (87,577) (750,985) (36,786) (16.1)
Insurance Australia Group Ltd. (170,790) (537,595) (2,163) (0.9)
Lynas Rare Earths Ltd. (253,845) (1,080,596) 35,693 15.6
Macquarie Group Ltd. (8,178) (968,273) (7,302) (3.2)
Medibank Pvt Ltd. (240,311) (542,303) (15,417) (6.7)
Mineral Resources Ltd. (27,217) (1,471,267) (10,134) (4.4)
NEXTDC Ltd. (66,006) (467,110) (16,628) (7.3)
Northern Star Resources Ltd. (79,120) (648,797) (72,813) (31.8)
Pro Medicus Ltd. (23,153) (998,578) 1,831 0.8
REA Group Ltd. (18,553) (1,729,945) (130,300) (56.9)
Reece Ltd. (92,758) (1,087,108) (87,602) (38.3)
Transurban Group (183,414) (1,751,308) (14,023) (6.1)
Wesfarmers Ltd. (47,080) (1,591,234) (46,341) (20.2)
WiseTech Global Ltd. (13,474) (593,579) (18,952) (8.3)
Woodside Energy Group Ltd. (37,922) (847,183) (37,538) (16.4)
Worley Ltd. (76,044) (736,546) (27,954) (12.2)
United States
CSL Ltd. (8,908) (1,725,216) (14,711) (6.4)
James Hardie Industries plc (66,996) (1,442,005) (89,831) (39.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.02% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026 $139,763,626 $(552,079) $264,091 $(287,988)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 224,598 1,292,386 93,668 (32.5)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands
Shell plc 199,542 5,686,668 236,796 (82.2)
Nigeria
Airtel Africa plc 1,024,319 1,343,799 (15,318) 5.3
United Kingdom
Barclays plc 2,862,519 5,152,263 219,138 (76.1)
Barratt Developments plc 764,261 4,398,158 319,638 (111.0)
BP plc 538,749 3,405,177 215,425 (74.8)
British American Tobacco plc 101,110 3,544,352 (109,927) 38.2
BT Group plc 756,880 1,363,390 77,236 (26.8)
Centrica plc 3,435,082 4,498,704 210,337 (73.0)
DCC plc 24,927 1,453,028 133,350 (46.3)
DS Smith plc 638,562 2,486,127 101,179 (35.1)
Howden Joinery Group plc 230,726 1,992,209 89,983 (31.2)
Imperial Brands plc 125,900 2,895,156 (31,665) 11.0
Inchcape plc 170,529 1,634,644 (118,865) 41.3
InterContinental Hotels Group plc 28,773 1,883,644 22,320 (7.8)
Intertek Group plc 21,895 1,096,605 22,700 (7.9)
JD Sports Fashion plc 863,094 1,900,727 172,698 (60.0)
Legal & General Group plc 969,181 2,866,458 143,652 (49.9)
Man Group plc 470,455 1,370,541 64,920 (22.5)
Marks & Spencer Group plc 1,394,100 2,876,008 440,336 (152.9)
Pearson plc 143,059 1,497,102 18,892 (6.6)
Reckitt Benckiser Group plc 21,388 1,627,146 94,222 (32.7)
Smiths Group plc 94,184 1,997,528 51,423 (17.9)
Taylor Wimpey plc 1,544,400 2,272,080 93,087 (32.3)
Travis Perkins plc 112,509 1,332,011 23,927 (8.3)
Vodafone Group plc 1,668,592 1,840,620 (19,534) 6.8
United States
GSK plc 230,747 4,077,144 84,065 (29.2)
Short Positions
Common Stocks
Chile
Antofagasta plc (197,032) (3,859,361) (349,593) 121.4
Hong Kong
Prudential plc (163,047) (2,232,380) (204,942) 71.2
United Kingdom
abrdn plc (542,012) (1,364,175) (20,633) 7.2
Admiral Group plc (75,017) (1,883,747) (112,051) 38.9
AstraZeneca plc (19,853) (2,750,720) (102,299) 35.5
B&M European Value Retail SA (331,739) (1,976,428) (102,140) 35.5
Berkeley Group Holdings plc (45,104) (2,336,746) (116,699) 40.5
ConvaTec Group plc (435,333) (1,230,171) (3,602) 1.3
Croda International plc (21,539) (1,731,165) (45,568) 15.8
Diageo plc (54,252) (2,421,249) (95,596) 33.2
Halma plc (55,115) (1,521,533) (116,182) 40.3
NatWest Group plc (357,723) (1,167,261) (28,740) 10.0
Next plc (16,742) (1,360,788) (2,238) 0.8
Ocado Group plc (184,455) (1,221,351) (274,542) 95.3
Pennon Group plc (151,407) (1,635,950) (27,811) 9.7
Rentokil Initial plc (469,928) (3,434,491) (264,674) 91.9
Schroders plc (204,728) (1,167,453) (53,697) 18.6
Severn Trent plc (77,000) (2,735,267) (63,277) 22.0
Spirax-Sarco Engineering plc (10,622) (1,559,552) (97,987) 34.0
SSE plc (96,709) (2,157,950) (132,233) 45.9
St James's Place plc (81,148) (1,217,664) (68,523) 23.8
United Utilities Group plc (187,813) (2,457,996) (35,549) 12.3

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Experian plc (52,333) (1,723,207) (14,357) 5.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-0.03% to 0.04%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026 $37,380,323 $(538,532) $57,241 $(481,291)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 448,000 1,394,739 (45,345) 9.4
SITC International Holdings Co. Ltd. 678,000 1,457,130 (29,185) 6.1
Hong Kong
ASMPT Ltd. 127,100 1,260,576 21,943 (4.6)
CK Asset Holdings Ltd. 176,497 1,070,043 2,054 (0.4)
CLP Holdings Ltd. 69,000 498,603 (5,938) 1.2
Henderson Land Development Co. Ltd. 345,000 1,193,629 (12,787) 2.7
HKT Trust & HKT Ltd. 242,000 321,250 (1,215) 0.3
Man Wah Holdings Ltd. 1,736,800 1,431,129 (132,847) 27.6
New World Development Co. Ltd. 884,000 2,369,652 (51,525) 10.7
Sino Land Co. Ltd. 522,000 705,912 19,656 (4.1)
Sun Hung Kai Properties Ltd. 79,500 1,113,764 41,260 (8.6)
Swire Pacific Ltd. 65,000 499,524 (1,852) 0.4
WH Group Ltd. 2,861,000 1,705,576 58,203 (12.1)
United Kingdom
CK Hutchison Holdings Ltd. 674,000 4,169,801 (20,491) 4.3
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (584,600) (1,779,130) (25,307) 5.3
ESR Group Ltd. (659,200) (1,182,133) (115,643) 24.0
Xinyi Glass Holdings Ltd. (81,000) (144,901) 1,810 (0.4)
Hong Kong
AIA Group Ltd. (267,200) (2,802,222) (114,871) 23.9
Hang Lung Properties Ltd. (75,000) (140,341) 4,120 (0.9)
Hang Seng Bank Ltd. (54,300) (771,892) 40,889 (8.5)
Hong Kong & China Gas Co. Ltd. (1,061,045) (934,158) 38,469 (8.0)
MTR Corp. Ltd. (179,639) (866,990) 11,742 (2.4)
Power Assets Holdings Ltd. (112,500) (603,543) 7,691 (1.6)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Swire Properties Ltd. (31,400) (80,814) (213) 0.0
Techtronic Industries Co. Ltd. (282,000) (3,055,502) 31,570 (6.6)
Wharf Real Estate Investment Co. Ltd. (681,000) (3,920,769) (238,117) 49.5
Macau
Galaxy Entertainment Group Ltd. (193,000) (1,291,009) (21,126) 4.4
Sands China Ltd. (177,200) (615,591) (1,477) 0.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-0.15% to 0.03%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/10/2026 $532,829,155 $(168,581) $1,798,640 $1,630,059
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Dai-ichi Life Holdings, Inc. 173,700 3,193,211 102,016 6.3
Dentsu Group, Inc. 97,600 3,440,234 99,101 6.1
Fukuoka Financial Group, Inc. 184,600 3,551,876 (26,510) (1.6)
Honda Motor Co. Ltd. 180,500 4,774,435 206,708 12.7
IHI Corp. 131,900 3,313,221 201,207 12.3
Inpex Corp. 288,400 3,052,000 104,002 6.4
Japan Post Bank Co. Ltd. 395,300 3,228,596 (106,672) (6.5)
Japan Tobacco, Inc. 251,900 5,321,022 129,394 7.9
JFE Holdings, Inc. 314,900 3,996,849 178,442 10.9
KDDI Corp. 115,000 3,546,344 27,222 1.7
Mazda Motor Corp. 512,200 4,724,530 315,232 19.3
Mitsubishi Corp. 122,500 4,402,216 123,134 7.6
Mitsubishi HC Capital, Inc. 633,700 3,272,267 (11,375) (0.7)
Mitsubishi Motors Corp. 1,618,200 6,376,998 526,980 32.3
Mizuho Financial Group, Inc. 552,600 7,828,999 52,436 3.2
Nippon Steel Corp. 187,300 4,416,814 183,431 11.3
Ono Pharmaceutical Co. Ltd. 158,500 3,302,853 (59,784) (3.7)
SCREEN Holdings Co. Ltd. 37,600 3,335,276 174,922 10.7
Shimamura Co. Ltd. 41,100 4,183,191 28,842 1.8
Shin-Etsu Chemical Co. Ltd. 114,000 3,700,559 239,562 14.7
Subaru Corp. 411,600 6,570,622 267,116 16.4
Suntory Beverage & Food Ltd. 88,000 3,277,864 68,918 4.2
TOPPAN, Inc. 156,700 3,157,871 130,679 8.0
Toyo Suisan Kaisha Ltd. 87,300 3,648,357 (7,288) (0.4)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (235,300) (4,565,009) (52,176) (3.2)
Ajinomoto Co., Inc. (138,600) (4,821,599) (134,617) (8.3)
Asahi Intecc Co. Ltd. (173,900) (3,072,510) (66,669) (4.1)
Capcom Co. Ltd. (103,100) (3,690,011) (102,574) (6.3)
Chiba Bank Ltd. (The) (590,100) (3,808,663) (13,190) (0.8)
Daiichi Sankyo Co. Ltd. (141,100) (5,146,996) (280,892) (17.2)
Daikin Industries Ltd. (24,300) (4,359,579) (222,494) (13.6)
Denso Corp. (97,500) (5,503,626) (308,277) (18.9)
Eisai Co. Ltd. (58,900) (3,345,496) (13,795) (0.8)
JSR Corp. (230,000) (5,440,943) (88,279) (5.4)
Kansai Electric Power Co., Inc. (The) (409,200) (3,985,169) (68,067) (4.2)
Kobe Bussan Co. Ltd. (145,600) (4,065,469) (156,118) (9.6)
Kubota Corp. (281,000) (4,260,335) (175,755) (10.8)
Kurita Water Industries Ltd. (74,600) (3,417,204) (91,036) (5.6)
Makita Corp. (182,600) (4,547,630) (18,876) (1.2)
Mitsubishi UFJ Financial Group, Inc. (886,400) (5,680,644) (66,833) (4.1)
NIDEC Corp. (81,600) (4,246,547) (267,620) (16.4)
Nippon Paint Holdings Co. Ltd. (366,600) (3,447,176) (86,964) (5.3)
Rakuten Group, Inc. (680,800) (3,175,112) 44,940 2.8
SoftBank Group Corp. (84,400) (3,318,061) (201,373) (12.4)
Tokyu Corp. (230,700) (3,071,110) (119,927) (7.4)
Toyota Motor Corp. (637,600) (9,076,497) (480,391) (29.5)
Unicharm Corp. (87,300) (3,588,532) (78,779) (4.8)
Yamaha Corp. (87,700) (3,387,322) (154,096) (9.5)
Yaskawa Electric Corp. (131,300) (5,758,807) (290,240) (17.8)
Z Holdings Corp. (1,270,700) (3,603,009) 36,564 2.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.08% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
23-59 months
maturity
ranging from
01/13/2025
- 01/03/2028 $79,398,494 $(1,053,152) $(38,098) $(1,091,250)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 958,191 1,765,717 (127,629) 11.7
Amundi SA 7,546 475,467 (30,282) 2.8
Arkema SA 7,203 711,201 (46,060) 4.2

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Atos SE 16,431 203,832 (67,291) 6.2
BioMerieux 1,106 116,590 315 (0.0)
Bouygues SA 48,315 1,629,477 (73,446) 6.7
Capgemini SE 5,662 1,052,201 (51,543) 4.7
Cie de Saint-Gobain 77,923 4,429,424 (335,108) 30.7
Dassault Aviation SA 10,990 2,174,154 38,331 (3.5)
Eiffage SA 36,787 3,980,941 (232,024) 21.3
Electricite de France SA 151,597 1,954,828 6,606 (0.6)
Engie SA 33,551 530,935 17,891 (1.6)
Ipsen SA 17,988 1,980,695 (157,380) 14.4
La Francaise des Jeux SAEM 32,449 1,352,398 40,832 (3.7)
Orange SA 121,833 1,447,397 15,131 (1.4)
Publicis Groupe SA 13,622 1,063,331 (57,058) 5.2
Rexel SA 134,445 3,196,393 (415,211) 38.0
Rubis SCA 41,659 1,114,720 (73,041) 6.7
Safran SA 3,086 456,841 1,949 (0.2)
Sodexo SA 11,877 1,160,034 48,953 (4.5)
Thales SA 11,661 1,724,042 61,047 (5.6)
TotalEnergies SE 39,499 2,329,008 (176,080) 16.1
Luxembourg
SES SA 122,562 804,616 (82,217) 7.5
Singapore
STMicroelectronics NV 72,754 3,876,602 165,065 (15.1)
United States
Sanofi 25,849 2,804,067 284,439 (26.1)
Short Positions
Common Stocks
France
Accor SA (22,153) (720,218) 30,561 (2.8)
Aeroports de Paris (10,287) (1,468,591) 86,033 (7.9)
Air Liquide SA (32,331) (5,411,845) (140,478) 12.9
Airbus SE (11,070) (1,478,593) 16,082 (1.5)
Alstom SA (97,069) (2,642,831) 292,134 (26.8)
Bollore SE (185,131) (1,144,414) (89,344) 8.2
Bureau Veritas SA (15,160) (435,584) 4,706 (0.4)
Cie Generale des Etablissements Michelin SCA (107,227) (3,277,746) 142,275 (13.0)
EssilorLuxottica SA (13,608) (2,453,834) (65,272) 6.0
Faurecia SE (17,512) (380,598) 62,860 (5.8)
Hermes International (564) (1,142,245) (85,300) 7.8
Kering SA (281) (183,332) (6,885) 0.6
Legrand SA (3,657) (334,149) 20,493 (1.9)
L'Oreal SA (8,311) (3,713,710) (326,069) 29.9
LVMH Moet Hennessy Louis Vuitton SE (1,250) (1,147,386) (55,836) 5.1
Pernod Ricard SA (5,893) (1,334,358) (47,858) 4.4
Remy Cointreau SA (7,347) (1,337,766) (7,937) 0.7
Sartorius Stedim Biotech (8,652) (2,654,393) 259,996 (23.8)
SEB SA (4,896) (557,087) 2,556 (0.2)
SOITEC (7,309) (1,172,899) (1,742) 0.2
Valeo (13,286) (272,626) 33,702 (3.1)
Veolia Environnement SA (11,469) (353,901) (3,892) 0.4
Worldline SA (17,336) (736,755) 29,006 (2.7)
Luxembourg
Eurofins Scientific SE (6,878) (460,549) (317) 0.0
United States
Schneider Electric SE (12,192) (2,037,575) 46,248 (4.2)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-2.23% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
23-61 months
maturity
ranging from
01/13/2025
- 04/04/2028 $755,175,673 $(7,075,581) $(727,576) $(7,803,157)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Adobe, Inc. 9,188 3,540,780 419,470 (5.4)
Alphabet, Inc. 34,554 3,584,286 394,261 (5.1)
Amazon.com, Inc. 45,146 4,663,130 406,247 (5.2)
American International Group, Inc. 128,111 6,451,670 (380,004) 4.9
Analog Devices, Inc. 16,712 3,295,941 212,419 (2.7)
Booking Holdings, Inc. 1,854 4,917,568 309,676 (4.0)
Citigroup, Inc. 80,229 3,761,938 (137,192) 1.8
Coca-Cola Co. (The) 62,178 3,856,901 146,860 (1.9)
Dick's Sporting Goods, Inc. 28,919 4,103,317 (164,241) 2.1
Gap, Inc. (The) 310,058 3,112,982 (181,539) 2.3
General Motors Co. 149,915 5,498,882 46,028 (0.6)
Healthpeak Properties, Inc. 136,075 2,989,568 70,983 (0.9)
Intel Corp. 116,951 3,820,789 728,604 (9.3)
KLA Corp. 7,743 3,090,773 133,724 (1.7)
ManpowerGroup, Inc. 40,323 3,327,857 5,822 (0.1)
McDonald's Corp. 17,767 4,967,831 263,398 (3.4)
Meta Platforms, Inc. 18,892 4,003,970 571,482 (7.3)
NRG Energy, Inc. 108,082 3,706,132 138,345 (1.8)
Republic Services, Inc. 22,564 3,051,104 137,705 (1.8)
Salesforce, Inc. 15,016 2,999,896 284,077 (3.6)
Stifel Financial Corp. 46,396 2,741,540 (81,333) 1.0
Synchrony Financial 96,769 2,814,043 (341,463) 4.4
Texas Roadhouse, Inc. 32,147 3,473,805 163,542 (2.1)
Tyson Foods, Inc. 69,189 4,104,291 116,238 (1.5)
Ulta Beauty, Inc. 5,271 2,876,227 131,095 (1.7)
Unum Group 82,391 3,259,388 (142,478) 1.8
Short Positions
Common Stocks
United States
Atmos Energy Corp. (27,704) (3,112,821) (33,736) 0.4
Churchill Downs, Inc. (10,661) (2,740,410) (124,563) 1.6
Commerce Bancshares, Inc. (47,849) (2,791,989) 156,466 (2.0)
Dollar Tree, Inc. (24,354) (3,496,017) (96,745) 1.2
Envestnet, Inc. (70,415) (4,131,248) (79,748) 1.0
Equifax, Inc. (16,959) (3,439,964) (94,682) 1.2

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Foot Locker, Inc. (100,190) (3,976,541) 329,405 (4.2)
Freshpet, Inc. (46,754) (3,094,647) (299,226) 3.8
GameStop Corp. (216,026) (4,972,919) (1,261,087) 16.2
Home Depot, Inc. (The) (16,410) (4,842,919) (114,834) 1.5
Hormel Foods Corp. (69,601) (2,775,688) (22,609) 0.3
JPMorgan Chase & Co. (22,220) (2,895,488) (29,199) 0.4
McCormick & Co., Inc. (Non-Voting) (52,090) (4,334,409) (583,247) 7.5
Morgan Stanley (47,727) (4,190,431) 97,731 (1.3)
NVIDIA Corp. (12,402) (3,444,904) (538,372) 6.9
Philip Morris International, Inc. (29,578) (2,876,460) 15,796 (0.2)
Progressive Corp. (The) (21,501) (3,075,933) (33,959) 0.4
Realty Income Corp. (46,082) (2,917,912) 1,617 (0.0)
Regions Financial Corp. (152,396) (2,828,470) 320,032 (4.1)
RH (11,905) (2,899,463) 143,207 (1.8)
Saia, Inc. (10,775) (2,931,662) 75,821 (1.0)
United Parcel Service, Inc. (15,140) (2,937,009) (150,965) 1.9
Welltower, Inc. (58,168) (4,170,064) 968 (0.0)
World Wrestling Entertainment, Inc. (34,207) (3,121,731) (347,970) 4.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-0.95% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
22-62 months
maturity
ranging from
01/21/2025
- 04/04/2028 $89,664,649 $675,633 $28,428 $704,061
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 123,482 1,749,671 94,383 13.4
Alimentation Couche-Tard, Inc. 19,457 978,249 91,525 13.0
ARC Resources Ltd. 191,091 2,167,536 57,472 8.2
Atco Ltd. 66,691 2,137,665 61,267 8.7
Bank of Montreal 16,628 1,481,079 40,724 5.8
Bank of Nova Scotia (The) 52,337 2,636,019 87,519 12.4
Canadian Imperial Bank of Commerce 31,629 1,341,219 6,787 1.0
Canadian Tire Corp. Ltd. 5,988 781,431 54,098 7.7
Capital Power Corp. 40,130 1,236,414 22,479 3.2
Empire Co. Ltd. 66,330 1,778,125 99,333 14.1
Fairfax Financial Holdings Ltd. 1,853 1,232,358 20,635 2.9
Finning International, Inc. 61,992 1,545,328 26,837 3.8
George Weston Ltd. 11,642 1,542,791 121,632 17.3
iA Financial Corp., Inc. 16,219 1,027,983 52,563 7.5

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Imperial Oil Ltd. 42,845 2,178,866 227,297 32.3
Loblaw Cos. Ltd. 13,267 1,209,098 68,206 9.7
Manulife Financial Corp. 102,879 1,887,828 56,330 8.0
Nutrien Ltd. 32,126 2,372,546 (713) (0.1)
Open Text Corp. 44,742 1,725,786 50,982 7.2
Suncor Energy, Inc. 68,044 2,112,561 119,507 17.0
Teck Resources Ltd. 26,190 956,327 34,266 4.9
Toromont Industries Ltd. 12,400 1,017,782 28,993 4.1
Tourmaline Oil Corp. 26,981 1,124,358 49,310 7.0
West Fraser Timber Co. Ltd. 30,954 2,207,892 (99,861) (14.2)
Whitecap Resources, Inc. 147,759 1,142,495 101,677 14.4
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (32,596) (1,569,866) (70,667) (10.0)
Canada
Agnico Eagle Mines Ltd. (16,375) (834,804) 11,026 1.6
Algonquin Power & Utilities Corp. (210,731) (1,768,176) (56,909) (8.1)
Brookfield Corp. (32,644) (1,063,496) (113,925) (16.2)
Brookfield Infrastructure Corp. (16,523) (761,537) (17,972) (2.6)
Cameco Corp. (64,814) (1,697,201) (54,671) (7.8)
Canadian Pacific Railway Ltd. (32,446) (2,498,450) 49,695 7.1
Constellation Software, Inc. (730) (1,372,449) (121,380) (17.2)
Dollarama, Inc. (14,211) (849,295) (29,863) (4.2)
Element Fleet Management Corp. (121,653) (1,597,736) 57,609 8.2
Enbridge, Inc. (47,687) (1,818,210) (47,281) (6.7)
Fortis, Inc. (28,628) (1,216,928) 9,744 1.4
Franco-Nevada Corp. (8,932) (1,302,823) (201) (0.0)
GFL Environmental, Inc. (32,188) (1,109,849) (36,916) (5.2)
Intact Financial Corp. (7,846) (1,122,881) (23,338) (3.3)
Metro, Inc. (17,057) (938,230) (55,405) (7.9)
Pan American Silver Corp. (81,014) (1,478,213) (27,754) (3.9)
Rogers Communications, Inc. (41,328) (1,915,491) (35,472) (5.0)
Royal Bank of Canada (17,176) (1,642,618) (25,291) (3.6)
Shopify, Inc. (21,028) (1,008,224) (53,523) (7.6)
TC Energy Corp. (21,975) (854,773) (25,040) (3.6)
Thomson Reuters Corp. (9,594) (1,248,249) (36,204) (5.1)
TMX Group Ltd. (8,357) (844,048) (9,894) (1.4)
WSP Global, Inc. (8,321) (1,089,949) (29,307) (4.2)
United States
Brookfield Renewable Corp. (33,941) (1,186,868) (108,993) (15.5)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-1.80% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
22-62 months
maturity
ranging from
01/21/2025
- 04/04/2028 $80,870,323 $345,588 $247,157 $592,745
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 636,125 1,172,226 44,200 7.5
AXA SA 42,146 1,286,194 99,175 16.7
Dassault Systemes SE 16,041 661,708 7,340 1.2
Engie SA 33,286 526,741 41,864 7.1
Getlink SE 35,650 587,142 (3,022) (0.5)
Renault SA 13,457 548,456 32,335 5.5
Safran SA 4,435 656,543 39,066 6.6
Sodexo SA 17,307 1,690,386 101,224 17.1
Thales SA 10,124 1,496,802 96,918 16.4
Italy
A2A SpA 332,428 530,493 16,717 2.8
Assicurazioni Generali SpA 76,127 1,516,801 86,174 14.5
Banco BPM SpA 503,394 1,966,433 38,205 6.4
Buzzi Unicem SpA 69,917 1,696,986 106,936 18.0
Enel SpA 133,380 813,478 48,710 8.2
Leonardo SpA 264,633 3,103,502 108,715 18.3
Pirelli & C SpA 415,527 2,081,652 93,502 15.8
Poste Italiane SpA 118,435 1,207,750 49,149 8.3
Prysmian SpA 71,326 2,995,030 231,969 39.1
Snam SpA 186,578 989,244 44,298 7.5
UniCredit SpA 162,300 3,059,009 260,733 44.0
Unipol Gruppo SpA 526,267 2,701,661 145,331 24.5
United States
Sanofi 6,247 677,667 69,283 11.7
Stellantis NV 365,011 6,638,192 416,944 70.3
Tenaris SA 131,162 1,858,460 (20,217) (3.4)
Short Positions
Common Stocks
France
Alstom SA (35,712) (972,306) (17,676) (3.0)
Carrefour SA (24,534) (496,018) (35,582) (6.0)
Faurecia SE (32,566) (707,774) (44,329) (7.5)
Kering SA (1,907) (1,244,181) (112,700) (19.0)
Remy Cointreau SA (2,451) (446,286) (7,432) (1.3)
SEB SA (4,493) (511,232) (13,620) (2.3)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Ubisoft Entertainment SA (36,462) (971,828) (32,949) (5.6)
Valeo (43,499) (892,590) (71,987) (12.1)
Italy
Amplifon SpA (15,100) (523,374) (34,880) (5.9)
Banca Generali SpA (23,043) (733,581) (34,107) (5.8)
Davide Campari-Milano NV (135,798) (1,656,985) (53,286) (9.0)
DiaSorin SpA (8,816) (929,048) 81,545 13.8
Ferrari NV (17,347) (4,700,756) (148,053) (25.0)
FinecoBank Banca Fineco SpA (226,707) (3,473,402) (337,410) (56.9)
Hera SpA (172,032) (486,285) (39,827) (6.7)
Infrastrutture Wireless Italiane SpA (214,466) (2,817,724) (230,186) (38.8)
Interpump Group SpA (11,323) (634,973) (35,474) (6.0)
Intesa Sanpaolo SpA (512,875) (1,316,265) (86,901) (14.7)
Mediobanca Banca di Credito Finanziario SpA (91,076) (915,216) (41,071) (6.9)
Moncler SpA (30,562) (2,110,964) (136,215) (23.0)
Nexi SpA (174,287) (1,416,455) (81,809) (13.8)
Recordati Industria Chimica e Farmaceutica SpA (26,971) (1,140,856) (21,164) (3.6)
Telecom Italia SpA (4,775,965) (1,575,040) (108,714) (18.3)
Terna - Rete Elettrica Nazionale (128,661) (1,055,971) (48,543) (8.2)
Luxembourg
Eurofins Scientific SE (29,848) (1,998,614) (12,394) (2.1)
United Kingdom
CNH Industrial NV (33,972) (519,812) (39,936) (6.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.75% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
22-59 months
maturity
ranging from
01/21/2025
- 01/20/2028 $12,267,901 $(63,340) $(10,476) $(73,816)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 177,300 561,706 6,145 (8.3)
Yangzijiang Shipbuilding Holdings Ltd. 1,913,600 1,730,885 (23,393) 31.7
Singapore
City Developments Ltd. 251,000 1,392,788 31,035 (42.0)
Genting Singapore Ltd. 578,300 488,089 27,465 (37.2)
Jardine Cycle & Carriage Ltd. 12,300 289,653 31,642 (42.9)
Oversea-Chinese Banking Corp. Ltd. 107,200 999,296 11,614 (15.7)
Singapore Airlines Ltd. 387,400 1,671,039 3,004 (4.1)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Singapore (continued)
Singapore Telecommunications Ltd. 231,300 428,569 7,419 (10.1)
Short Positions
Common Stocks
Singapore
DBS Group Holdings Ltd. (74,800) (1,859,658) (30,127) 40.8
Keppel Corp. Ltd. (122,200) (518,461) (22,135) 30.0
Singapore Technologies Engineering Ltd. (470,400) (1,294,944) (62,730) 85.0
Venture Corp. Ltd. (77,600) (1,032,813) (43,279) 58.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-6.57% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
22-63 months
maturity
ranging from
01/22/2025
- 04/04/2028 $443,336,400 $2,442,414 $(5,254,901) $(2,812,487)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 27,107 2,849,217 56,654 (2.0)
AGCO Corp. 26,742 3,615,518 433,220 (15.4)
Allison Transmission Holdings, Inc. 105,615 4,778,023 348,831 (12.4)
Arrow Electronics, Inc. 22,162 2,767,369 183,280 (6.5)
Builders FirstSource, Inc. 31,888 2,831,017 277,107 (9.9)
Cardinal Health, Inc. 47,974 3,622,037 271,827 (9.7)
Centene Corp. 42,860 2,709,181 28,288 (1.0)
Cigna Group (The) 18,218 4,655,246 (214,023) 7.6
Cisco Systems, Inc. 86,651 4,529,681 180,667 (6.4)
CVS Health Corp. 69,275 5,147,825 (4,308) 0.2
Deckers Outdoor Corp. 5,125 2,303,944 179,610 (6.4)
EMCOR Group, Inc. 21,695 3,527,390 47,512 (1.7)
F5, Inc. 15,936 2,321,716 76,956 (2.7)
General Dynamics Corp. 14,126 3,223,694 142,108 (5.1)
Hewlett Packard Enterprise Co. 182,636 2,909,391 334,224 (11.9)
Huntington Ingalls Industries, Inc. 16,164 3,346,271 110,563 (3.9)
Marathon Oil Corp. 97,196 2,328,816 268,261 (9.5)
Marathon Petroleum Corp. 20,076 2,706,847 224,249 (8.0)
McKesson Corp. 6,470 2,303,644 91,431 (3.3)
Owens Corning 43,325 4,150,535 249,474 (8.9)
PACCAR, Inc. 41,354 3,027,113 186,507 (6.6)
Syneos Health, Inc. 79,493 2,831,541 175,680 (6.2)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
TD SYNNEX Corp. 36,364 3,519,672 181,156 (6.4)
Textron, Inc. 45,085 3,184,354 200,177 (7.1)
Valero Energy Corp. 20,663 2,884,555 273,371 (9.7)
Vishay Intertechnology, Inc. 135,119 3,056,392 218,893 (7.8)
Vontier Corp. 96,892 2,649,027 203,473 (7.2)
Walmart, Inc. 42,095 6,206,908 310,293 (11.0)
WESCO International, Inc. 15,094 2,332,627 230,669 (8.2)
Short Positions
Common Stocks
United States
AbbVie, Inc. (22,906) (3,650,529) (101,320) 3.6
agilon health, Inc. (168,013) (3,990,309) 490,274 (17.4)
Axon Enterprise, Inc. (9,967) (2,241,080) (116,913) 4.2
Catalent, Inc. (36,157) (2,375,876) 50,620 (1.8)
CNX Resources Corp. (152,215) (2,438,484) (166,196) 5.9
Eli Lilly & Co. (12,295) (4,222,349) (164,762) 5.9
General Electric Co. (49,872) (4,767,763) (233,845) 8.3
Hanesbrands, Inc. (545,077) (2,867,105) (90,366) 3.2
Hess Corp. (24,568) (3,251,329) (344,198) 12.2
Honeywell International, Inc. (18,266) (3,490,998) (118,364) 4.2
ICU Medical, Inc. (17,486) (2,884,491) (129,758) 4.6
Mercury Systems, Inc. (41,734) (2,133,442) (204,914) 7.3
Novanta, Inc. (22,554) (3,588,116) (243,132) 8.6
Penumbra, Inc. (10,174) (2,835,392) (159,630) 5.7
Plug Power, Inc. (204,677) (2,398,814) (101,526) 3.6
Quanta Services, Inc. (29,796) (4,965,205) (343,846) 12.2
Repligen Corp. (13,937) (2,346,433) 25,923 (0.9)
Seagate Technology Holdings plc (32,878) (2,173,893) (153,686) 5.5
Stryker Corp. (7,485) (2,136,743) (82,560) 2.9
Teledyne Technologies, Inc. (6,024) (2,694,897) (235,538) 8.4
Zoetis, Inc. (13,310) (2,215,316) (26,221) 0.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
2-64 months
maturity
05/12/2023 $61,213,698 $392,997 $184,923 $577,920
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 101,001 787,071 13,990 2.4
Switzerland
ABB Ltd. (Registered) 59,193 2,036,330 116,819 20.2
Adecco Group AG (Registered) 17,741 646,217 39,500 6.8
Alcon, Inc. 8,424 597,999 13,439 2.3
Baloise Holding AG (Registered) 2,339 364,221 19,359 3.3
Barry Callebaut AG (Registered) 904 1,915,367 71,699 12.4
Chocoladefabriken Lindt & Spruengli AG 20 236,213 9,006 1.6
Clariant AG (Registered) 89,544 1,485,477 70,154 12.1
DKSH Holding AG 19,699 1,588,139 17,515 3.0
Galenica AG 9,387 794,120 54,050 9.4
Georg Fischer AG (Registered) 16,117 1,254,391 86,085 14.9
Helvetia Holding AG (Registered) 8,011 1,116,641 113,242 19.6
Julius Baer Group Ltd. 4,615 315,243 37,319 6.5
Kuehne + Nagel International AG (Registered) 429 127,771 10,130 1.8
Novartis AG (Registered) 51,560 4,734,164 400,657 69.3
Sonova Holding AG (Registered) 8,948 2,639,560 227,869 39.4
Stadler Rail AG 6,462 252,671 15,223 2.6
Swatch Group AG (The) 5,987 2,061,868 100,907 17.5
Temenos AG (Registered) 6,540 455,093 34,795 6.0
UBS Group AG (Registered) 117,137 2,478,713 288,195 49.9
United States
Holcim AG 22,119 1,426,484 66,419 11.5
Roche Holding AG 9,331 2,666,264 (1,581) (0.3)
Short Positions
Common Stocks
Switzerland
Bachem Holding AG (19,397) (1,950,604) (63,798) (11.0)
Belimo Holding AG (Registered) (1,443) (697,441) (4,837) (0.8)
BKW AG (4,483) (704,855) (46,333) (8.0)
Cie Financiere Richemont SA (Registered) (4,424) (709,416) (64,395) (11.1)
Dufry AG (Registered) (7,578) (337,967) (6,519) (1.1)
EMS-Chemie Holding AG (Registered) (1,697) (1,402,790) (65,518) (11.3)
Flughafen Zurich AG (Registered) (680) (124,587) (3,815) (0.7)
Geberit AG (Registered) (2,028) (1,132,531) (25,825) (4.5)
Givaudan SA (Registered) (489) (1,591,592) (33,655) (5.8)
Logitech International SA (Registered) (37,469) (2,186,936) (170,462) (29.5)
Lonza Group AG (Registered) (712) (428,624) (13,384) (2.3)
Partners Group Holding AG (1,824) (1,717,702) (221,741) (38.4)
Schindler Holding AG (3,470) (768,875) 34,768 6.0
SGS SA (Registered) (218) (480,853) 19,025 3.3
SIG Group AG (159,114) (4,099,284) (116,166) (20.1)
Sika AG (Registered) (8,698) (2,439,749) (22,239) (3.8)
Straumann Holding AG (Registered) (16,911) (2,536,391) (189,977) (32.9)
Swiss Life Holding AG (Registered) (665) (410,376) (22,111) (3.8)
Swisscom AG (Registered) (710) (453,102) (1,626) (0.3)
Tecan Group AG (Registered) (2,791) (1,222,569) (37,778) (6.5)
VAT Group AG (6,813) (2,461,426) (222,783) (38.5)
Zurich Insurance Group AG (1,519) (727,903) (61,333) (10.6)
United States
Nestle SA (Registered) (18,278) (2,228,647) (44,356) (7.7)
Swiss Re AG (4,083) (419,461) (26,936) (4.7)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-2.13% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
11-25 months
maturity
02/21/2024 $26,247,428 $(655,283) $783,057 $127,774
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 1,751 3,182,810 (789,713) (618.1)
Carlsberg A/S 10,256 1,591,392 81,960 64.1
Demant A/S 5,866 205,934 17,214 13.5
Genmab A/S 4,075 1,540,372 49,030 38.4
H Lundbeck A/S 18,950 87,687 2,721 2.1
H Lundbeck A/S 4,581 19,419 1,427 1.1
ISS A/S 143,531 2,929,332 207,628 162.5
Novo Nordisk A/S 1,031 163,745 862 0.7
Pandora A/S 27,119 2,603,105 299,943 234.7
ROCKWOOL A/S 3,010 738,105 35,243 27.6
Short Positions
Common Stocks
Denmark
Ambu A/S (60,793) (914,153) 11,988 9.4
Coloplast A/S (9,279) (1,221,741) (90,596) (70.9)
DSV A/S (4,169) (808,359) (33,569) (26.3)
GN Store Nord A/S (78) (1,749) (70) (0.1)
Novozymes A/S (67,525) (3,457,495) (130,075) (101.8)
Orsted A/S (7,671) (654,091) (31,196) (24.4)
Royal Unibrew A/S (10,511) (916,259) (67,954) (53.2)
SimCorp A/S (410) (31,012) (1,360) (1.1)
Tryg A/S (88,146) (1,927,364) (64,189) (50.2)
Vestas Wind Systems A/S (111,627) (3,253,304) (154,577) (121.0)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.68% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
9-73 months
maturity
12/18/2023 $176,984,315 $119,122 $1,544 $120,666
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Proximus SADP 316,715 3,062,715 234,050 194.0
Finland
Nokia OYJ 441,608 2,167,803 121,715 100.9
Stora Enso OYJ 113,608 1,478,026 84,788 70.3
Germany
BASF SE 43,460 2,281,593 164,642 136.4
Bayer AG (Registered) 44,056 2,814,368 147,837 122.5
Bayerische Motoren Werke AG 26,348 2,887,706 165,390 137.1
Brenntag SE 23,442 1,764,156 82,043 68.0
Deutsche Bank AG (Registered) 473,131 4,811,364 21,990 18.2
Deutsche Lufthansa AG (Registered) 295,858 3,290,682 237,169 196.6
GEA Group AG 46,149 2,105,205 11,090 9.2
HeidelbergCement AG 23,997 1,752,194 193,312 160.2
HUGO BOSS AG 24,264 1,744,837 260,184 215.6
TeamViewer SE 106,701 1,817,695 90,615 75.1
thyssenkrupp AG 652,768 4,700,976 269,515 223.4
Luxembourg
ArcelorMittal SA 123,694 3,747,469 393,816 326.4
Netherlands
Koninklijke Ahold Delhaize NV 73,261 2,502,972 82,063 68.0
NN Group NV 53,798 1,953,402 (11,622) (9.6)
OCI NV 62,674 2,124,640 123,605 102.4
Spain
Acerinox SA 217,947 2,242,939 115,226 95.5
ACS Actividades de Construccion y Servicios SA 47,513 1,513,276 62,252 51.6
Banco de Sabadell SA 2,977,988 3,202,652 29,220 24.2
Banco Santander SA 622,907 2,321,251 201,061 166.6
Industria de Diseno Textil SA 44,021 1,478,895 112,077 92.9
Mapfre SA 985,023 1,985,183 60,739 50.3
Red Electrica Corp. SA 117,218 2,062,604 101,641 84.2
Repsol SA 448,386 6,895,224 337,811 280.0
United States
Signify NV 62,953 2,099,173 118,262 98.0

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Finland
Valmet OYJ (47,000) (1,525,799) (27,236) (22.6)
Germany
adidas AG (37,287) (6,609,961) (906,621) (751.3)
Covestro AG (34,590) (1,432,487) (37,784) (31.3)
Deutsche Telekom AG (Registered) (87,315) (2,115,843) (81,835) (67.8)
Fresenius Medical Care AG & Co. KGaA (37,015) (1,571,074) (79,283) (65.7)
Rheinmetall AG (6,414) (1,900,150) (250,886) (207.9)
Siemens AG (Registered) (10,124) (1,640,128) (131,986) (109.4)
Siemens Healthineers AG (47,069) (2,713,623) (108,218) (89.7)
Symrise AG (17,570) (1,912,037) (70,410) (58.4)
Zalando SE (41,142) (1,724,283) (195,878) (162.3)
Netherlands
Adyen NV (2,044) (3,256,968) (181,141) (150.1)
Akzo Nobel NV (18,739) (1,465,664) (111,783) (92.6)
ASM International NV (4,572) (1,855,779) (254,237) (210.7)
Koninklijke Philips NV (150,572) (2,765,540) (234,026) (193.9)
Universal Music Group NV (77,062) (1,951,576) (165,187) (136.9)
South Korea
Delivery Hero SE (59,128) (2,017,147) (47,248) (39.2)
Spain
Acciona SA (13,981) (2,805,141) (121,398) (100.6)
CaixaBank SA (586,162) (2,287,178) (55,896) (46.3)
Cellnex Telecom SA (131,748) (5,123,371) (251,139) (208.1)
Ferrovial SA (75,712) (2,229,522) (52,795) (43.8)
Grifols SA (159,668) (1,580,434) (56,627) (46.9)
Iberdrola SA (163,694) (2,039,268) (100,683) (83.4)
Preferred Stocks
Germany
Sartorius AG (Preference) (8,264) (3,482,915) 17,763 14.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
12-25 months
maturity
02/21/2024 $16,159,774 $257,885 $(9,756) $248,129
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 51,417 2,234,614 52,268 21.1
Norway
Equinor ASA 136,255 3,873,515 96,173 38.8
Leroy Seafood Group ASA 198,142 1,026,039 101,359 40.8
Mowi ASA 21,127 390,765 27,050 10.9
Norsk Hydro ASA 251,638 1,878,080 164,410 66.3
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (16,128) (1,041,215) (39,999) (16.1)
Norway
Gjensidige Forsikring ASA (28,734) (469,866) 9,461 3.8
Kongsberg Gruppen ASA (19,987) (807,930) (28,670) (11.6)
Orkla ASA (14,509) (102,905) (2,879) (1.2)
Salmar ASA (40,980) (1,785,079) (138,803) (55.9)
Schibsted ASA (41,777) (709,160) 95,472 38.5
Telenor ASA (6,556) (76,870) (1,321) (0.5)
TOMRA Systems ASA (49,675) (838,634) (80,542) (32.5)
United Kingdom
Subsea 7 SA (77,932) (925,102) 3,906 1.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-4.00% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
11-25 months
maturity
02/21/2024 $49,363,594 $(384,049) $107,873 $(276,176)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 85,922 917,500 (15,000) 5.4
Guatemala
Millicom International Cellular SA 96,793 1,836,671 61,029 (22.1)
Sweden
Assa Abloy AB 78,779 1,886,953 1,402 (0.5)
Axfood AB 17,680 431,755 27,697 (10.0)
Billerud AB 124,462 1,279,244 17,701 (6.4)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Boliden AB 41,448 1,628,252 96,070 (34.8)
Elekta AB 222,517 1,700,483 19,654 (7.1)
Evolution AB 7,241 970,138 93,879 (34.0)
Getinge AB 13,250 323,145 31,821 (11.5)
H & M Hennes & Mauritz AB 169,790 2,427,579 420,004 (152.1)
Saab AB 10,577 642,564 49,257 (17.8)
Sandvik AB 34,765 737,915 66,330 (24.0)
Skanska AB 105,154 1,610,610 (123,177) 44.6
SSAB AB 184,484 1,318,718 127,810 (46.3)
Svenska Handelsbanken AB 126,861 1,098,726 (52,122) 18.9
Swedish Orphan Biovitrum AB 16,548 385,578 (1,855) 0.7
Tele2 AB 11,049 109,971 3,686 (1.3)
Telefonaktiebolaget LM Ericsson 623,279 3,653,553 303,840 (110.0)
Trelleborg AB 22,629 644,057 99,598 (36.1)
Volvo AB 35,079 722,861 59,608 (21.6)
Volvo Car AB 65,498 286,533 5,148 (1.9)
Short Positions
Common Stocks
Sweden
Alfa Laval AB (25,965) (927,135) (89,571) 32.4
Atlas Copco AB (63,586) (805,529) (67,175) 24.3
Beijer Ref AB (116,281) (2,040,442) (177,914) 64.4
Electrolux AB (102,219) (1,242,411) (109,818) 39.8
Embracer Group AB (188,939) (885,623) 70,449 (25.5)
Epiroc AB (81,617) (1,620,099) (140,157) 50.7
EQT AB (146,264) (2,987,792) (199,358) 72.2
Essity AB (15,049) (429,858) 404 (0.1)
Hexagon AB (148,239) (1,706,143) (102,208) 37.0
Hexpol AB (25,668) (317,949) (41,707) 15.1
Holmen AB (30,805) (1,187,603) (5,999) 2.2
Husqvarna AB (133,305) (1,157,060) (94,682) 34.3
Indutrade AB (66,027) (1,405,120) (120,078) 43.5
Lifco AB (35,511) (765,710) (76,292) 27.6
Nibe Industrier AB (226,633) (2,583,417) (308,135) 111.6
Securitas AB (110,697) (984,721) (99,700) 36.1
Skandinaviska Enskilda Banken AB (14,994) (165,508) (2,394) 0.9
SKF AB (65,787) (1,295,801) (103,837) 37.6
Svenska Cellulosa AB SCA (100,694) (1,326,194) (25,865) 9.4
Swedbank AB (879) (14,455) 370 (0.1)
Telia Co. AB (281,853) (715,699) 1,091 (0.4)
United States
Sinch AB (68,955) (186,519) 16,147 (5.8)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 5.0%
Automobile Components - 0.7%
Aisin Corp. (Japan)
3,700 101,981
Bridgestone Corp. (Japan)
5,600 227,487
Denso Corp. (Japan)
3,600 203,211
Koito Manufacturing Co. Ltd.
(Japan) 5,300 100,468
Stanley Electric Co. Ltd. (Japan)
5,300 117,821
Sumitomo Electric Industries Ltd.
(Japan) 12,400 159,302
910,270
Automobiles - 1.5%
Honda Motor Co. Ltd. (Japan)
12,200 322,704
Isuzu Motors Ltd. (Japan)
12,500 149,387
Mazda Motor Corp. (Japan)
17,800 164,187
Nissan Motor Co. Ltd. (Japan)
36,000 136,245
Subaru Corp. (Japan)
9,600 153,251
Suzuki Motor Corp. (Japan)
4,600 167,520
Toyota Motor Corp. (Japan)
56,100 798,607
Yamaha Motor Co. Ltd. (Japan)
6,400 167,493
2,059,394
Oil, Gas & Consumable Fuels - 2.8%
Antero Resources Corp. (1)*
2,321 53,592
APA Corp. (1)
2,126 76,664
Cheniere Energy, Inc. (1)
775 122,140
Chesapeake Energy Corp. (1)
838 63,722
Chevron Corp. (1)
2,865 467,453
ConocoPhillips (1)
2,197 217,964
Coterra Energy, Inc. (1)
3,055 74,970
Devon Energy Corp. (1)
1,856 93,932
Diamondback Energy, Inc. (1)
741 100,161
DT Midstream, Inc. (1)
1,365 67,390
EOG Resources, Inc. (1)
1,245 142,714
EQT Corp. (1)
2,229 71,127
Exxon Mobil Corp. (1)
5,932 650,503
Hess Corp. (1)
913 120,826
HF Sinclair Corp. (1)
1,475 71,361
Kinder Morgan, Inc. (1)
6,263 109,665
Marathon Oil Corp. (1)
3,613 86,567
Marathon Petroleum Corp. (1)
1,436 193,616
New Fortress Energy, Inc. (1)
1,553 45,705
Occidental Petroleum Corp. (1)
1,991 124,298
ONEOK, Inc. (1)
1,720 109,289
Ovintiv, Inc. (1)
1,770 63,862
PDC Energy, Inc. (1)
1,121 71,946
Phillips 66 (1)
1,365 138,384
Pioneer Natural Resources Co. (1)
542 110,698
Range Resources Corp. (1)
2,702 71,522
Southwestern Energy Co. (1)*
11,217 56,085
Targa Resources Corp. (1)
1,393 101,619
Valero Energy Corp. (1)
1,075 150,070
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 2.8% (continued)
Williams Cos., Inc. (The) (1)
3,452 103,077
3,930,922
TOTAL COMMON STOCKS
(Cost $6,909,106) 6,900,586
SHORT-TERM INVESTMENTS - 78.9%
INVESTMENT COMPANIES - 44.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.50%
(1)(a)(b) 6,173,577 6,173,577
Limited Purpose Cash Investment
Fund, 4.73% (1)(a) 55,615,902 55,593,656
TOTAL INVESTMENT COMPANIES
(Cost $61,752,245) 61,767,233
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 34.0%
U.S. Treasury Bills
3.93%, 4/6/2023 (c) $ 4,230,000 4,228,372
4.33%, 4/20/2023 (c) 919,000 916,983
4.49%, 4/27/2023 (c) 3,435,000 3,424,466
4.54%, 5/4/2023 (c) 804,000 800,802
4.59%, 5/11/2023 (c) 3,824,000 3,805,233
4.63%, 5/25/2023 (c) 2,754,000 2,735,642
4.66%, 6/1/2023 (c) 486,000 482,386
4.68%, 6/8/2023 (c) 253,000 250,886
4.74%, 6/15/2023 (c) 804,000 796,433
4.66%, 6/22/2023 (c) 1,772,000 1,753,891
4.71%, 6/29/2023 (c) 7,492,000 7,408,171
4.75%, 7/6/2023 (c) 3,710,000 3,665,027
4.82%, 7/13/2023 (c)(d) 4,001,000 3,948,492
4.80%, 7/20/2023 (c) 269,000 265,262
5.04%, 8/24/2023 (c) 459,000 450,444
5.07%, 8/31/2023 (c) 325,000 318,664
5.10%, 9/7/2023 (c)(d) 1,657,000 1,623,181
4.81%, 9/14/2023 (c)(d) 1,464,000 1,432,602
4.73%, 9/21/2023 (c) 1,738,000 1,699,370
4.76%, 9/28/2023 (c) 6,838,000 6,678,974
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $46,675,358) 46,685,281
TOTAL SHORT-TERM INVESTMENTS
(Cost $108,427,603) 108,452,514
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 83.9%
(Cost $115,336,709) 115,353,100
OTHER ASSETS IN EXCESS OF
LIABILITIES - 16.1% (e) 22,165,162
NET ASSETS - 100.0% 137,518,262

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Consumer Discretionary $ 2,969,664 2.2%
Energy 3,930,922 2.8
Investment Companies 61,767,233 44.9
U.S. Treasury Obligations 46,685,281 34.0
Total Investments In Securities
At Value 115,353,100 83.9
Other Assets in Excess of
Liabilities (e) 22,165,162 16.1
Net Assets
$ 137,518,262 100.0%
* Non-income producing security.
(a) Represents 7-day effective yield as of March 31, 2023.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Credit default swap contracts outstanding - buy protection as of March 31, 2023:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Emerging Markets Index
Series 39.V1 1.00 % Quarterly 6/20/2028 2.30 % USD 100,000 $ 7,038 $ (1,314) $ 5,724
iTraxx Europe Main Index
Series 39.V1 1.00 Quarterly 6/20/2028 0.84 EUR 39,553,000 (186,646) (144,436) (331,082)
Markit CDX North America
Investment Grade Index
Series 40.V1 1.00 Quarterly 6/20/2028 0.75 USD 39,836,000 (317,538) (151,408) (468,946)
$ (497,146) $ (297,158) $ (794,304)
Credit default swap contracts outstanding - sell protection as of March 31, 2023 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 39.V1 5.00 % Quarterly 6/20/2028 4.36 % EUR 8,387,000 $ 99,951 $ 152,000 $ 251,951
Markit CDX North America
High Yield Index Series
40.V1 5.00 Quarterly 6/20/2028 4.63 USD 5,509,000 (19,624) 111,452 91,828
$ 80,327 $ 263,452 $ 343,779

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
Forward effective interest rate swap contracts outstanding as of March 31, 2023:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 2.00% Annual 9/22/2025 CHF 3,700,000 $ 33,505 $ (32,058) $ 1,447
Pay 1D SARON Annual 2.00% Annual 9/20/2028 CHF 11,500,000 64,482 (14,710) 49,772
Pay 1D SOFR Annual 4.50% Annual 9/22/2025 USD 3,800,000 56,695 3,535 60,230
Pay 1D SOFR Annual 3.75% Annual 9/20/2028 USD 10,800,000 143,444 151,420 294,864
Pay 1D SONIA Annual 3.50% Annual 9/20/2028 GBP 1,000,000 (6,578) 9,683 3,105
Pay 1D TONAR Annual 0.50% Annual 9/22/2025 JPY 4,682,500,000 152,686 68,282 220,968
Pay 1D TONAR Annual 0.50% Annual 6/21/2028 JPY 1,600,000 (60) 170 110
Pay 1M TIIE Monthly 9.50% Monthly 9/17/2025 MXN 100,000 (22) 68 46
Pay 3M BA Qtrly 3.50% Semi 6/20/2033 CAD 2,400,000 (5,234) 38,037 32,803
Pay 3M BA Qtrly 3.25% Semi 9/19/2033 CAD 6,400,000 (181,392) 182,259 867
Pay 3M BA Qtrly 3.75% Semi 9/19/2033 CAD 800,000 25,711 (598) 25,113
Pay 3M BBR Qtrly 3.50% Qtrly 6/12/2025 AUD 3,900,000 (20,913) 26,158 5,245
Pay 3M BBR Qtrly 4.50% Semi 6/14/2028 NZD 10,300,000 134,664 (96,984) 37,680
Pay 3M BBR Qtrly 4.50% Semi 9/13/2028 NZD 500,000 (3,434) 6,284 2,850
Pay 3M BBR Qtrly 4.50% Semi 9/14/2033 NZD 5,800,000 85,910 (9,351) 76,559
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2025 KRW 3,499,300,000 (5,653) 15,789 10,136
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2025 KRW 1,499,200,000 (1,216) 7,183 5,967
Pay 3M HIBOR Qtrly 4.50% Qtrly 9/17/2025 HKD 81,400,000 (40,192) 203,209 163,017
Pay 3M JIBAR Qtrly 8.00% Qtrly 6/18/2025 ZAR 300,000 4 40 44
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/17/2025 ZAR 104,400,000 (4,167) 25,518 21,351
Pay 3M STIBOR Qtrly 3.00% Annual 6/21/2028 SEK 24,000,000 30,982 (29,989) 993
Pay 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 45,100,000 (46,779) 61,315 14,536
Pay 3M STIBOR Qtrly 3.00% Annual 9/21/2033 SEK 49,400,000 87,732 (14,968) 72,764
Pay 6M BBR Semi 4.00% Semi 9/07/2028 AUD 13,100,000 199,125 (29,151) 169,974
Pay 6M BBR Semi 4.50% Semi 6/09/2033 AUD 1,700,000 19,198 40,478 59,676
Pay 6M BBR Semi 4.00% Semi 9/08/2033 AUD 14,000,000 26,788 61,554 88,342
Pay 6M BBR Semi 4.50% Semi 9/08/2033 AUD 8,700,000 (6,173) 301,740 295,567
Pay 6M EURIBOR Semi 3.25% Annual 9/20/2028 EUR 3,200,000 33,649 45,570 79,219
Pay 6M EURIBOR Semi 3.25% Annual 9/20/2033 EUR 19,000,000 499,579 34,605 534,184
Pay 6M NIBOR Semi 3.50% Annual 6/18/2025 NOK 400,000 76 (52) 24
Pay 6M NIBOR Semi 3.50% Annual 6/21/2028 NOK 500,000 647 75 722
Pay 6M NIBOR Semi 3.50% Annual 9/20/2028 NOK 60,000,000 14,124 86,150 100,274
Receive 1D SARON Annual 1.00% Annual 6/23/2025 CHF 900,000 20,133 (1,358) 18,775
Receive 1D SARON Annual 1.50% Annual 6/21/2033 CHF 9,200,000 151,349 248,257 399,606
Receive 1D SOFR Annual 3.50% Annual 9/22/2025 USD 8,400,000 49,142 (34,283) 14,859
Receive 1D SONIA Annual 4.00% Annual 6/23/2025 GBP 2,100,000 (14,083) 24,559 10,476
Receive 1D SONIA Annual 3.25% Annual 9/20/2033 GBP 23,500,000 46,380 224,761 271,141
Receive 1D TONAR Annual 0.00% Annual 9/22/2025 JPY 2,000,000,000 54,345 73 54,418
Receive 1M TIIE Monthly 9.00% Monthly 9/17/2025 MXN 32,000,000 7,803 (7,178) 625
Receive 3M BA Qtrly 3.50% Semi 9/18/2025 CAD 30,700,000 229,189 (111,422) 117,767
Receive 3M BA Qtrly 3.00% Semi 9/18/2028 CAD 100,000 2,320 (1,716) 604
Receive 3M BBR Qtrly 4.50% Semi 6/11/2025 NZD 19,600,000 60,307 39,805 100,112
Receive 3M BBR Qtrly 4.50% Semi 9/10/2025 NZD 8,100,000 15,935 9,075 25,010
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2025 SEK 66,600,000 41,320 13,828 55,148
Receive 3M STIBOR Qtrly 2.50% Annual 6/15/2033 SEK 7,000,000 (618) 20,875 20,257
Receive 6M BUBOR Semi 10.00% Annual 6/18/2025 HUF 500,000,000 (1,098) 43,146 42,048
Receive 6M BUBOR Semi 9.50% Annual 6/18/2025 HUF 360,500,000 7,260 31,462 38,722
Receive 6M BUBOR Semi 9.50% Annual 9/17/2025 HUF 810,000,000 3,362 37,245 40,607
Receive 6M BUBOR Semi 10.50% Annual 9/17/2025 HUF 580,000,000 (10,735) 13,297 2,562
Receive 6M BUBOR Semi 10.00% Annual 9/17/2025 HUF 730,000,000 (4,438) 24,349 19,911
Receive 6M EURIBOR Semi 2.50% Annual 6/23/2025 EUR 26,600,000 204,185 283,881 488,066
Receive 6M EURIBOR Semi 2.75% Annual 9/22/2025 EUR 71,600,000 1,200,236 (380,472) 819,764
Receive 6M EURIBOR Semi 2.50% Annual 9/20/2028 EUR 300,000 11,965 (4,887) 7,078
Receive 6M NIBOR Semi 3.00% Annual 6/18/2025 NOK 15,000,000 7,037 5,550 12,587

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M NIBOR Semi 3.00% Annual 9/17/2025 NOK 18,000,000 $ (2,424) $ 12,670 $ 10,246
Receive 6M NIBOR Semi 3.00% Annual 6/15/2033 NOK 6,000,000 (469) 4,682 4,213
Receive 6M PRIBOR Semi 5.00% Annual 9/17/2025 CZK 23,000,000 5,072 2,055 7,127
3,370,663 1,639,515 5,010,178
Pay 1D SARON Annual 1.50% Annual 6/23/2025 CHF 49,800,000 (56,590) (446,448) (503,038)
Pay 1D SARON Annual 1.50% Annual 9/22/2025 CHF 39,700,000 (336,462) (73,114) (409,576)
Pay 1D SARON Annual 1.50% Annual 6/21/2028 CHF 800,000 (10,075) (7,042) (17,117)
Pay 1D SOFR Annual 3.00% Annual 9/20/2033 USD 1,600,000 (78,470) 66,025 (12,445)
Pay 1D SONIA Annual 4.00% Annual 9/22/2025 GBP 94,100,000 (676,145) 454,377 (221,768)
Pay 1D SONIA Annual 3.25% Annual 6/21/2033 GBP 600,000 (6,062) (3,445) (9,507)
Pay 1D TONAR Annual 0.00% Annual 6/23/2025 JPY 145,600,000 (2,861) (496) (3,357)
Pay 1D TONAR Annual 0.50% Annual 9/20/2028 JPY 300,000 16 (3,460) (3,444)
Pay 1D TONAR Annual 0.50% Annual 6/21/2033 JPY 6,400,000 (1,811) 1,128 (683)
Pay 1M TIIE Monthly 9.00% Monthly 6/18/2025 MXN 500,000 90 (371) (281)
Pay 3M BA Qtrly 3.75% Semi 6/19/2025 CAD 11,200,000 (35,061) (5,349) (40,410)
Pay 3M BBR Qtrly 4.00% Semi 6/15/2033 NZD 5,800,000 (106,686) 27,936 (78,750)
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/17/2025 HKD 5,400,000 877 (3,031) (2,154)
Pay 6M BBR Semi 3.50% Semi 9/07/2028 AUD 13,000,000 (61,598) 34,298 (27,300)
Pay 6M EURIBOR Semi 2.50% Annual 6/21/2033 EUR 5,600,000 (257,155) 23,065 (234,090)
Pay 6M EURIBOR Semi 2.50% Annual 9/20/2033 EUR 12,500,000 (814,513) 313,761 (500,752)
Pay 6M NIBOR Semi 3.00% Annual 6/21/2028 NOK 22,000,000 (6,574) (9,427) (16,001)
Pay 6M NIBOR Semi 3.00% Annual 9/21/2033 NOK 36,000,000 (11,999) (3,998) (15,997)
Pay 6M PRIBOR Semi 5.00% Annual 6/18/2025 CZK 200,000 (86) (45) (131)
Receive 1D SARON Annual 2.00% Annual 6/21/2033 CHF 2,300,000 (96,886) 82,334 (14,552)
Receive 1D SARON Annual 2.00% Annual 9/20/2033 CHF 7,900,000 (56,131) 11,957 (44,174)
Receive 1D SOFR Annual 3.50% Annual 9/20/2033 USD 3,100,000 (101,426) (6,232) (107,658)
Receive 1D TONAR Annual 0.50% Annual 6/23/2025 JPY 3,400,000 (130) (48) (178)
Receive 1D TONAR Annual 1.00% Annual 6/21/2033 JPY 3,200,000 (870) 37 (833)
Receive 1D TONAR Annual 1.00% Annual 9/20/2033 JPY 146,400,000 (36,132) 1,216 (34,916)
Receive 3M BA Qtrly 4.25% Semi 9/18/2025 CAD 7,900,000 (59,975) 8,167 (51,808)
Receive 3M BA Qtrly 3.50% Semi 6/19/2028 CAD 9,500,000 (86,165) 17,708 (68,457)
Receive 3M BA Qtrly 3.75% Semi 9/18/2028 CAD 100,000 (2,121) 222 (1,899)
Receive 3M BBR Qtrly 5.00% Semi 6/11/2025 NZD 28,700,000 (128,925) 108,953 (19,972)
Receive 3M BBR Qtrly 4.00% Qtrly 6/12/2025 AUD 3,800,000 (25,859) (3,674) (29,533)
Receive 3M BBR Qtrly 5.00% Semi 9/10/2025 NZD 66,600,000 (195,656) 18,994 (176,662)
Receive 3M BBR Qtrly 3.50% Qtrly 9/11/2025 AUD 102,200,000 (184,940) (12,585) (197,525)
Receive 3M BBR Qtrly 4.00% Qtrly 9/11/2025 AUD 61,100,000 (463,997) (43,642) (507,639)
Receive 3M BBR Qtrly 4.50% Semi 6/15/2033 NZD 1,000,000 (20,399) 8,850 (11,549)
Receive 3M STIBOR Qtrly 3.50% Annual 9/17/2025 SEK 620,900,000 (265,962) 69,870 (196,092)
Receive 6M BUBOR Semi 11.00% Annual 9/17/2025 HUF 292,700,000 (15,278) 9,881 (5,397)
Receive 6M EURIBOR Semi 3.75% Annual 9/22/2025 EUR 106,100,000 (1,333,172) 367,952 (965,220)
Receive 6M NIBOR Semi 4.00% Annual 9/17/2025 NOK 82,000,000 (111,491) 11,624 (99,867)
Receive 6M NIBOR Semi 3.50% Annual 9/17/2025 NOK 130,100,000 100,528 (142,723) (42,195)
Receive 6M NIBOR Semi 3.50% Annual 9/21/2033 NOK 18,500,000 (60,855) (5,854) (66,709)
Receive 6M PRIBOR Semi 5.50% Annual 9/17/2025 CZK 40,000,000 9,608 (14,143) (4,535)
Receive 6M WIBOR Semi 6.00% Annual 9/17/2025 PLN 11,300,000 5,232 (13,567) (8,335)
Receive 6M WIBOR Semi 6.50% Annual 9/17/2025 PLN 15,500,000 (10,654) (32,337) (42,991)
(5,602,821) 807,324 (4,795,497)
$ (2,232,158) $ 2,446,839 $ 214,681

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2023 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 4.87%
1 Day Sterling Overnight Index Average (''SONIA''): 4.18%
1 Day Swiss Average Rate Overnight (“SARON”): 1.42%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.03%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 11.52%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 3.72%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 5.03%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 3.71%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 7.96%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 3.59%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 3.36%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 3.79%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 16.00%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 3.34%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 3.96%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 7.20%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 6.85%
Total return swap contracts outstanding as of March 31, 2023 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
DTOP Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/15/2023 ZAR 262,000 $ 269
DTOP Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/15/2023 ZAR 393,000 294
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/27/2023 HKD 1,024,050 4,447
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/27/2023 HKD 19,283,000 70,716
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/27/2023 HKD 37,163,600 117,454
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/08/2023 KRW 80,925,000 475

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI China Net
Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly GSIN 06/21/2023 HKD 924,620 $ 3,556
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(0.10%) Monthly GSIN 06/21/2023 MXN (2,513,257) 149
197,360
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/21/2023 EUR (7,414,190) (381,062)
iBovespa Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/12/2023 BRL 37,787,360 (236,563)
SGX NIFTY
50 Index April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/27/2023 USD (522,525) (9,449)
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 06/16/2023 CHF (11,215,920) (555,301)
TAIEX Index April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/19/2023 TWD (250,651,200) (116,518)
WIG20 Index
June Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 06/16/2023 PLN (1,029,500) (1,911)
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly BANA 06/21/2023 ILS 2,503,424 (20,553)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly GSIN 06/21/2023 AUD 199,290 (2,511)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.38%)
Increases in
total return of
reference entity
Monthly GSIN 06/21/2023 EUR 4,180,432 $ (151,195)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (-0.65%)
Increases in
total return of
reference entity
Monthly GSIN 06/21/2023 JPY 193,941,256 (32,215)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.20%) Monthly GSIN 06/21/2023 SGD (1,163,884) (14,848)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-1.34%) Monthly GSIN 06/21/2023 CHF (89,896) (2,064)
(1,524,190)
$ (1,326,830)
Futures contracts outstanding as of March 31, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 68 4/2023 USD $ 5,432,520 $ 451,453
Hang Seng Index 32 4/2023 HKD 4,174,525 73,860
HSCEI 26 4/2023 HKD 1,161,238 31,961
LME Aluminum Base Metal 1 4/2023 USD 59,575 (5,555)
LME Aluminum Base Metal 2 4/2023 USD 119,009 (8,438)
LME Aluminum Base Metal 2 4/2023 USD 119,095 (10,812)
LME Aluminum Base Metal 2 4/2023 USD 119,225 (12,680)
LME Aluminum Base Metal 3 4/2023 USD 178,869 (20,130)
LME Aluminum Base Metal 4 4/2023 USD 237,975 (11,366)
LME Aluminum Base Metal 10 4/2023 USD 596,438 (63,892)
LME Aluminum Base Metal 10 4/2023 USD 595,580 (68,225)
LME Aluminum Base Metal 13 4/2023 USD 775,518 (78,556)
LME Aluminum Base Metal 20 4/2023 USD 1,189,750 (12,449)
LME Copper Base Metal 1 4/2023 USD 224,913 (9,153)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 4/2023 USD $ 225,075 $ 15,797
LME Copper Base Metal 1 4/2023 USD 224,869 (7,597)
LME Copper Base Metal 2 4/2023 USD 450,075 (5,195)
LME Copper Base Metal 2 4/2023 USD 450,225 (5,614)
LME Copper Base Metal 3 4/2023 USD 674,971 (25,788)
LME Copper Base Metal 5 4/2023 USD 1,125,099 (28,920)
LME Copper Base Metal 11 4/2023 USD 2,476,513 54,101
LME Lead Base Metal 2 4/2023 USD 105,607 (3,799)
LME Lead Base Metal 3 4/2023 USD 157,931 (6,327)
LME Lead Base Metal 3 4/2023 USD 157,931 (6,777)
LME Lead Base Metal 4 4/2023 USD 210,775 (2,736)
LME Lead Base Metal 7 4/2023 USD 368,506 1,919
LME Lead Base Metal 10 4/2023 USD 528,938 (32,005)
LME Nickel Base Metal 1 4/2023 USD 142,107 (26,856)
LME Nickel Base Metal 1 4/2023 USD 142,256 (36,029)
LME Nickel Base Metal 1 4/2023 USD 142,243 (34,247)
LME Nickel Base Metal 2 4/2023 USD 284,042 (36,119)
LME Nickel Base Metal 3 4/2023 USD 426,587 (83,133)
LME Nickel Base Metal 6 4/2023 USD 852,039 (154,330)
LME Zinc Base Metal 1 4/2023 USD 73,498 (10,360)
LME Zinc Base Metal 1 4/2023 USD 73,421 (12,632)
LME Zinc Base Metal 2 4/2023 USD 147,329 (11,451)
LME Zinc Base Metal 2 4/2023 USD 146,889 (24,567)
LME Zinc Base Metal 4 4/2023 USD 293,542 (54,995)
LME Zinc Base Metal 4 4/2023 USD 293,494 (49,518)
LME Zinc Base Metal 8 4/2023 USD 589,650 (46,270)
RBOB Gasoline 84 4/2023 USD 9,458,568 287,890
SGX FTSE China A50 Index 9 4/2023 USD 119,754 1,707
SGX FTSE Taiwan Index 115 4/2023 USD 6,384,800 49,520
Cocoa 3 5/2023 GBP 79,900 1,011
Cocoa 9 5/2023 USD 263,970 12,892
Coffee 'C' 4 5/2023 USD 255,750 (4,412)
Copper 4 5/2023 USD 409,450 1,354
Corn 52 5/2023 USD 1,717,300 74,296
Feeder Cattle 14 5/2023 USD 1,436,750 21,464
LME Aluminum Base Metal 6 5/2023 USD 359,675 3,407
LME Aluminum Base Metal 6 5/2023 USD 359,850 6,882
LME Aluminum Base Metal 7 5/2023 USD 418,483 (18,163)
LME Aluminum Base Metal 9 5/2023 USD 539,251 (6,623)
LME Aluminum Base Metal 9 5/2023 USD 539,381 1,355
LME Aluminum Base Metal 10 5/2023 USD 598,000 (11,371)
LME Aluminum Base Metal 10 5/2023 USD 598,438 1,846
LME Aluminum Base Metal 11 5/2023 USD 658,213 1,305
LME Aluminum Base Metal 11 5/2023 USD 657,066 (36,517)
LME Aluminum Base Metal 13 5/2023 USD 776,263 (62,168)
LME Aluminum Base Metal 14 5/2023 USD 835,814 (82,515)
LME Aluminum Base Metal 22 5/2023 USD 1,316,288 (9,015)
LME Aluminum Base Metal 34 5/2023 USD 2,032,350 (98,100)
LME Copper Base Metal 1 5/2023 USD 225,063 1,782
LME Copper Base Metal 1 5/2023 USD 224,848 6,220
LME Copper Base Metal 2 5/2023 USD 449,670 (5,769)
LME Copper Base Metal 2 5/2023 USD 450,263 (2,713)
LME Copper Base Metal 2 5/2023 USD 450,238 5,209
LME Copper Base Metal 2 5/2023 USD 450,275 (6,908)
LME Copper Base Metal 2 5/2023 USD 449,925 4,703
LME Copper Base Metal 2 5/2023 USD 449,625 3,612

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 3 5/2023 USD $ 674,588 $ 3,584
LME Copper Base Metal 5 5/2023 USD 1,125,563 2,853
LME Copper Base Metal 5 5/2023 USD 1,124,213 (7,327)
LME Copper Base Metal 7 5/2023 USD 1,574,388 12,356
LME Lead Base Metal 1 5/2023 USD 52,638 244
LME Lead Base Metal 2 5/2023 USD 105,288 (718)
LME Lead Base Metal 2 5/2023 USD 105,320 (1,587)
LME Lead Base Metal 2 5/2023 USD 105,288 282
LME Lead Base Metal 3 5/2023 USD 157,907 661
LME Lead Base Metal 3 5/2023 USD 157,931 (2,352)
LME Lead Base Metal 3 5/2023 USD 158,015 3,390
LME Lead Base Metal 4 5/2023 USD 210,525 4,852
LME Lead Base Metal 4 5/2023 USD 210,575 (1,303)
LME Lead Base Metal 5 5/2023 USD 263,416 439
LME Nickel Base Metal 1 5/2023 USD 142,346 (23,649)
LME Nickel Base Metal 1 5/2023 USD 142,487 (14,002)
LME Nickel Base Metal 1 5/2023 USD 142,566 (13,437)
LME Nickel Base Metal 1 5/2023 USD 142,307 (33,415)
LME Nickel Base Metal 1 5/2023 USD 142,554 (15,549)
LME Nickel Base Metal 1 5/2023 USD 142,474 (17,489)
LME Nickel Base Metal 2 5/2023 USD 284,794 (43,381)
LME Nickel Base Metal 2 5/2023 USD 284,640 (67,551)
LME Zinc Base Metal 1 5/2023 USD 73,244 (1,509)
LME Zinc Base Metal 1 5/2023 USD 73,203 (1,358)
LME Zinc Base Metal 1 5/2023 USD 73,279 (2,274)
LME Zinc Base Metal 2 5/2023 USD 146,700 (19,531)
LME Zinc Base Metal 3 5/2023 USD 220,085 (28,549)
LME Zinc Base Metal 3 5/2023 USD 219,944 (14,000)
Soybean Meal 164 5/2023 USD 7,642,400 (208,047)
Australia 10 Year Bond 53 6/2023 AUD 4,372,321 650
Euro STOXX 50 Index 217 6/2023 EUR 10,027,688 414,431
Euro-Bund 143 6/2023 EUR 21,108,415 (76,935)
FTSE 100 Index 252 6/2023 GBP 23,747,145 268,642
FTSE/JSE Top 40 Index 18 6/2023 ZAR 720,142 14,942
FTSE/MIB Index 146 6/2023 EUR 21,103,155 591,294
Japan 10 Year Bond 18 6/2023 JPY 20,045,039 137,187
KOSPI 200 Index 112 6/2023 KRW 6,962,092 191,907
LME Aluminum Base Metal 1 6/2023 USD 60,299 1,746
LME Aluminum Base Metal 1 6/2023 USD 60,210 2,052
LME Aluminum Base Metal 2 6/2023 USD 120,313 5,246
LME Aluminum Base Metal 2 6/2023 USD 120,510 5,204
LME Aluminum Base Metal 3 6/2023 USD 180,597 5,688
LME Aluminum Base Metal 3 6/2023 USD 180,662 7,181
LME Aluminum Base Metal 7 6/2023 USD 420,847 3,726
LME Aluminum Base Metal 7 6/2023 USD 420,929 7,559
LME Aluminum Base Metal 8 6/2023 USD 482,600 4,663
LME Aluminum Base Metal 10 6/2023 USD 601,445 21,416
LME Aluminum Base Metal 17 6/2023 USD 1,024,144 59,094
LME Aluminum Base Metal 19 6/2023 USD 1,141,411 (7,195)
LME Aluminum Base Metal 28 6/2023 USD 1,688,820 10,994
LME Aluminum Base Metal 33 6/2023 USD 1,987,631 90,046
LME Aluminum Base Metal 42 6/2023 USD 2,531,025 35,361
LME Copper Base Metal 1 6/2023 USD 224,821 (318)
LME Copper Base Metal 1 6/2023 USD 224,869 4,214
LME Copper Base Metal 1 6/2023 USD 224,825 8,446
LME Copper Base Metal 1 6/2023 USD 224,871 4,656

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 2 6/2023 USD $ 449,650 $ (3,165)
LME Copper Base Metal 2 6/2023 USD 449,700 6,458
LME Copper Base Metal 3 6/2023 USD 674,438 7,110
LME Copper Base Metal 3 6/2023 USD 674,550 27,179
LME Copper Base Metal 3 6/2023 USD 674,621 11,067
LME Copper Base Metal 7 6/2023 USD 1,573,600 24,623
LME Copper Base Metal 7 6/2023 USD 1,573,542 8,925
LME Copper Base Metal 15 6/2023 USD 3,372,656 (221)
LME Copper Base Metal 18 6/2023 USD 4,047,075 195,668
LME Copper Base Metal 75 6/2023 USD 16,860,938 286,797
LME Lead Base Metal 1 6/2023 USD 52,788 451
LME Lead Base Metal 1 6/2023 USD 52,775 675
LME Lead Base Metal 2 6/2023 USD 105,575 976
LME Lead Base Metal 2 6/2023 USD 105,350 (155)
LME Lead Base Metal 5 6/2023 USD 263,938 (2,141)
LME Lead Base Metal 9 6/2023 USD 474,975 9,539
LME Lead Base Metal 15 6/2023 USD 791,344 (6,715)
LME Lead Base Metal 45 6/2023 USD 2,371,219 (5,870)
LME Nickel Base Metal 1 6/2023 USD 142,870 4,027
LME Nickel Base Metal 1 6/2023 USD 142,974 2,271
LME Nickel Base Metal 1 6/2023 USD 143,013 (519)
LME Nickel Base Metal 1 6/2023 USD 142,950 4,857
LME Nickel Base Metal 1 6/2023 USD 142,974 7,059
LME Nickel Base Metal 2 6/2023 USD 285,372 (9,928)
LME Nickel Base Metal 4 6/2023 USD 571,896 29,292
LME Nickel Base Metal 10 6/2023 USD 1,429,740 (106,092)
LME Zinc Base Metal 1 6/2023 USD 73,142 476
LME Zinc Base Metal 1 6/2023 USD 73,063 (1,390)
LME Zinc Base Metal 2 6/2023 USD 146,213 2,707
LME Zinc Base Metal 2 6/2023 USD 146,304 787
LME Zinc Base Metal 3 6/2023 USD 219,509 (4,918)
LME Zinc Base Metal 3 6/2023 USD 219,441 (1,043)
LME Zinc Base Metal 4 6/2023 USD 292,665 (3,652)
LME Zinc Base Metal 5 6/2023 USD 365,423 6,583
LME Zinc Base Metal 5 6/2023 USD 365,495 4,229
LME Zinc Base Metal 16 6/2023 USD 1,170,184 13,187
LME Zinc Base Metal 19 6/2023 USD 1,388,325 (156)
LME Zinc Base Metal 25 6/2023 USD 1,829,519 (93,591)
LME Zinc Base Metal 59 6/2023 USD 4,314,006 (185,351)
Long Gilt 36 6/2023 GBP 4,614,602 (54,636)
Nikkei 225 Index 20 6/2023 JPY 4,223,687 (7,987)
S&P Midcap 400 E-Mini Index 280 6/2023 USD 70,831,601 1,877,045
S&P/TSX 60 Index 6 6/2023 CAD 1,073,652 16,781
SET50 Index 258 6/2023 THB 1,461,157 9,947
SPI 200 Index 12 6/2023 AUD 1,442,047 26,357
TOPIX Index 86 6/2023 JPY 12,976,916 (3,220)
Cocoa 7 7/2023 USD 202,580 1,919
3,184,523
Short Contracts
CAC 40 10 Euro Index (11) 4/2023 EUR (874,910) (39,380)
FTSE Bursa Malaysia KLCI Index (1) 4/2023 MYR (16,153) (73)
IBEX 35 Index (13) 4/2023 EUR (1,296,103) (28,806)
LME Aluminum Base Metal (1) 4/2023 USD (59,575) 5,697
LME Aluminum Base Metal (2) 4/2023 USD (119,095) 10,800
LME Aluminum Base Metal (2) 4/2023 USD (119,009) 8,085
LME Aluminum Base Metal (2) 4/2023 USD (119,225) 12,512

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (3) 4/2023 USD $ (178,869) $ 19,242
LME Aluminum Base Metal (4) 4/2023 USD (237,975) 9,438
LME Aluminum Base Metal (10) 4/2023 USD (595,580) 65,141
LME Aluminum Base Metal (10) 4/2023 USD (596,438) 62,933
LME Aluminum Base Metal (13) 4/2023 USD (775,518) 73,679
LME Aluminum Base Metal (20) 4/2023 USD (1,189,750) 7,294
LME Copper Base Metal (1) 4/2023 USD (224,869) 8,379
LME Copper Base Metal (1) 4/2023 USD (225,075) (15,636)
LME Copper Base Metal (1) 4/2023 USD (224,913) 8,263
LME Copper Base Metal (2) 4/2023 USD (450,225) 3,520
LME Copper Base Metal (2) 4/2023 USD (450,075) 4,307
LME Copper Base Metal (3) 4/2023 USD (674,971) 28,334
LME Copper Base Metal (5) 4/2023 USD (1,125,099) 28,501
LME Copper Base Metal (11) 4/2023 USD (2,476,513) (51,181)
LME Lead Base Metal (2) 4/2023 USD (105,607) 4,156
LME Lead Base Metal (3) 4/2023 USD (157,931) 6,369
LME Lead Base Metal (3) 4/2023 USD (157,931) 5,043
LME Lead Base Metal (4) 4/2023 USD (210,775) 1,827
LME Lead Base Metal (7) 4/2023 USD (368,506) (4,204)
LME Lead Base Metal (10) 4/2023 USD (528,938) 32,196
LME Nickel Base Metal (1) 4/2023 USD (142,243) 33,554
LME Nickel Base Metal (1) 4/2023 USD (142,256) 34,261
LME Nickel Base Metal (1) 4/2023 USD (142,107) 23,854
LME Nickel Base Metal (2) 4/2023 USD (284,042) 35,152
LME Nickel Base Metal (3) 4/2023 USD (426,587) 82,504
LME Nickel Base Metal (6) 4/2023 USD (852,039) 161,403
LME Zinc Base Metal (1) 4/2023 USD (73,421) 12,047
LME Zinc Base Metal (1) 4/2023 USD (73,498) 11,150
LME Zinc Base Metal (2) 4/2023 USD (147,329) 12,883
LME Zinc Base Metal (2) 4/2023 USD (146,889) 24,371
LME Zinc Base Metal (4) 4/2023 USD (293,542) 53,691
LME Zinc Base Metal (4) 4/2023 USD (293,494) 49,084
LME Zinc Base Metal (8) 4/2023 USD (589,650) 46,022
MSCI Singapore Index (196) 4/2023 SGD (4,510,445) (50,349)
Natural Gas (32) 4/2023 USD (709,120) 62,628
NY Harbor ULSD (52) 4/2023 USD (5,723,390) 32,793
OMXS30 Index (189) 4/2023 SEK (4,036,668) (195,650)
SGX NIFTY 50 Index (172) 4/2023 USD (5,991,620) (107,836)
Sugar No. 11 (2) 4/2023 USD (49,840) (5,247)
WTI Crude Oil (91) 4/2023 USD (6,885,970) (146,835)
Cotton No. 2 (30) 5/2023 USD (1,241,700) (5,878)
KC HRW Wheat (2) 5/2023 USD (87,775) (5,274)
LME Aluminum Base Metal (6) 5/2023 USD (359,675) (7,107)
LME Aluminum Base Metal (6) 5/2023 USD (359,850) (6,003)
LME Aluminum Base Metal (7) 5/2023 USD (418,483) 12,964
LME Aluminum Base Metal (9) 5/2023 USD (539,251) 6,936
LME Aluminum Base Metal (9) 5/2023 USD (539,381) (285)
LME Aluminum Base Metal (10) 5/2023 USD (598,000) 8,598
LME Aluminum Base Metal (10) 5/2023 USD (598,438) (2,575)
LME Aluminum Base Metal (11) 5/2023 USD (657,066) 37,315
LME Aluminum Base Metal (11) 5/2023 USD (658,213) (1,899)
LME Aluminum Base Metal (13) 5/2023 USD (776,263) 63,751
LME Aluminum Base Metal (14) 5/2023 USD (835,814) 81,335
LME Aluminum Base Metal (22) 5/2023 USD (1,316,288) 8,620
LME Aluminum Base Metal (34) 5/2023 USD (2,032,350) 91,056
LME Copper Base Metal (1) 5/2023 USD (225,063) (1,003)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 5/2023 USD $ (224,848) $ (6,868)
LME Copper Base Metal (2) 5/2023 USD (449,670) 3,575
LME Copper Base Metal (2) 5/2023 USD (450,275) 6,220
LME Copper Base Metal (2) 5/2023 USD (449,925) (5,430)
LME Copper Base Metal (2) 5/2023 USD (450,238) (5,018)
LME Copper Base Metal (2) 5/2023 USD (450,263) 1,657
LME Copper Base Metal (2) 5/2023 USD (449,625) (4,943)
LME Copper Base Metal (3) 5/2023 USD (674,588) (2,483)
LME Copper Base Metal (5) 5/2023 USD (1,125,563) (4,170)
LME Copper Base Metal (5) 5/2023 USD (1,124,213) 7,999
LME Copper Base Metal (7) 5/2023 USD (1,574,388) (9,576)
LME Lead Base Metal (1) 5/2023 USD (52,638) (431)
LME Lead Base Metal (2) 5/2023 USD (105,288) 991
LME Lead Base Metal (2) 5/2023 USD (105,288) (136)
LME Lead Base Metal (2) 5/2023 USD (105,320) 1,175
LME Lead Base Metal (3) 5/2023 USD (158,015) (3,523)
LME Lead Base Metal (3) 5/2023 USD (157,931) 2,672
LME Lead Base Metal (3) 5/2023 USD (157,907) (497)
LME Lead Base Metal (4) 5/2023 USD (210,575) 2,914
LME Lead Base Metal (4) 5/2023 USD (210,525) (4,236)
LME Lead Base Metal (5) 5/2023 USD (263,416) (154)
LME Nickel Base Metal (1) 5/2023 USD (142,487) 14,707
LME Nickel Base Metal (1) 5/2023 USD (142,474) 17,939
LME Nickel Base Metal (1) 5/2023 USD (142,566) 12,046
LME Nickel Base Metal (1) 5/2023 USD (142,346) 23,815
LME Nickel Base Metal (1) 5/2023 USD (142,307) 29,530
LME Nickel Base Metal (1) 5/2023 USD (142,554) 15,689
LME Nickel Base Metal (2) 5/2023 USD (284,794) 44,870
LME Nickel Base Metal (2) 5/2023 USD (284,640) 72,954
LME Zinc Base Metal (1) 5/2023 USD (73,244) 2,247
LME Zinc Base Metal (1) 5/2023 USD (73,203) 2,295
LME Zinc Base Metal (1) 5/2023 USD (73,279) 2,599
LME Zinc Base Metal (2) 5/2023 USD (146,700) 17,537
LME Zinc Base Metal (3) 5/2023 USD (220,085) 30,306
LME Zinc Base Metal (3) 5/2023 USD (219,944) 14,263
Low Sulphur Gasoil (21) 5/2023 USD (1,578,675) (15,497)
Silver (11) 5/2023 USD (1,328,580) (166,140)
Soybean (113) 5/2023 USD (8,506,075) 43,916
Soybean Oil (15) 5/2023 USD (499,410) (11,686)
Wheat (94) 5/2023 USD (3,253,575) 229,661
Australia 3 Year Bond (1) 6/2023 AUD (72,858) 147
Canada 10 Year Bond (63) 6/2023 CAD (5,873,940) 81,105
DAX Index (44) 6/2023 EUR (18,845,031) (603,380)
DJIA CBOT E-Mini Index (42) 6/2023 USD (7,026,600) (204,970)
Euro-Bobl (12) 6/2023 EUR (1,536,173) (34,369)
Euro-BTP (126) 6/2023 EUR (15,820,990) 22,866
Euro-Buxl (27) 6/2023 EUR (4,146,846) (267,168)
Euro-OAT (7) 6/2023 EUR (990,918) (33,939)
Euro-Schatz (966) 6/2023 EUR (110,770,840) 201,933
Lean Hogs (22) 6/2023 USD (806,300) 39,127
Live Cattle (10) 6/2023 USD (648,500) (16,686)
LME Aluminum Base Metal (1) 6/2023 USD (60,210) (2,463)
LME Aluminum Base Metal (1) 6/2023 USD (60,299) (1,675)
LME Aluminum Base Metal (2) 6/2023 USD (120,313) (5,468)
LME Aluminum Base Metal (2) 6/2023 USD (120,510) (4,610)
LME Aluminum Base Metal (3) 6/2023 USD (180,662) (4,420)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (3) 6/2023 USD $ (180,597) $ (7,108)
LME Aluminum Base Metal (7) 6/2023 USD (420,847) (4,664)
LME Aluminum Base Metal (7) 6/2023 USD (420,929) (8,242)
LME Aluminum Base Metal (8) 6/2023 USD (482,600) (5,374)
LME Aluminum Base Metal (10) 6/2023 USD (601,445) (17,761)
LME Aluminum Base Metal (17) 6/2023 USD (1,024,144) (54,347)
LME Aluminum Base Metal (19) 6/2023 USD (1,141,411) 4,047
LME Aluminum Base Metal (28) 6/2023 USD (1,688,820) (18,003)
LME Aluminum Base Metal (33) 6/2023 USD (1,987,631) (105,768)
LME Aluminum Base Metal (313) 6/2023 USD (18,862,163) (229,397)
LME Copper Base Metal (1) 6/2023 USD (224,825) (10,858)
LME Copper Base Metal (1) 6/2023 USD (224,869) (2,371)
LME Copper Base Metal (1) 6/2023 USD (224,871) (5,124)
LME Copper Base Metal (1) 6/2023 USD (224,821) (1,423)
LME Copper Base Metal (2) 6/2023 USD (449,700) (7,325)
LME Copper Base Metal (2) 6/2023 USD (449,650) 2,694
LME Copper Base Metal (3) 6/2023 USD (674,550) (18,059)
LME Copper Base Metal (3) 6/2023 USD (674,438) (12,195)
LME Copper Base Metal (3) 6/2023 USD (674,621) (9,154)
LME Copper Base Metal (7) 6/2023 USD (1,573,600) (29,868)
LME Copper Base Metal (7) 6/2023 USD (1,573,542) (486)
LME Copper Base Metal (15) 6/2023 USD (3,372,656) 429
LME Copper Base Metal (17) 6/2023 USD (3,821,813) (8,008)
LME Copper Base Metal (18) 6/2023 USD (4,047,075) (178,154)
LME Lead Base Metal (1) 6/2023 USD (52,775) (1,153)
LME Lead Base Metal (1) 6/2023 USD (52,788) (765)
LME Lead Base Metal (2) 6/2023 USD (105,575) (830)
LME Lead Base Metal (2) 6/2023 USD (105,350) 271
LME Lead Base Metal (5) 6/2023 USD (263,938) 2,924
LME Lead Base Metal (9) 6/2023 USD (474,975) (9,162)
LME Lead Base Metal (14) 6/2023 USD (737,713) (8,688)
LME Lead Base Metal (15) 6/2023 USD (791,344) 8,667
LME Nickel Base Metal (1) 6/2023 USD (142,974) (1,581)
LME Nickel Base Metal (1) 6/2023 USD (143,013) 294
LME Nickel Base Metal (1) 6/2023 USD (142,974) (7,019)
LME Nickel Base Metal (1) 6/2023 USD (142,950) (5,281)
LME Nickel Base Metal (1) 6/2023 USD (142,870) (4,352)
LME Nickel Base Metal (2) 6/2023 USD (285,372) 6,222
LME Nickel Base Metal (4) 6/2023 USD (571,896) (31,761)
LME Nickel Base Metal (12) 6/2023 USD (1,715,688) (32,709)
LME Zinc Base Metal (1) 6/2023 USD (73,142) (1,365)
LME Zinc Base Metal (1) 6/2023 USD (73,063) 1,172
LME Zinc Base Metal (2) 6/2023 USD (146,213) (2,978)
LME Zinc Base Metal (2) 6/2023 USD (146,304) (22)
LME Zinc Base Metal (3) 6/2023 USD (219,509) 6,607
LME Zinc Base Metal (3) 6/2023 USD (219,441) 279
LME Zinc Base Metal (4) 6/2023 USD (292,665) 1,023
LME Zinc Base Metal (5) 6/2023 USD (365,423) (4,737)
LME Zinc Base Metal (5) 6/2023 USD (365,495) (4,375)
LME Zinc Base Metal (16) 6/2023 USD (1,170,184) (20,008)
LME Zinc Base Metal (19) 6/2023 USD (1,388,325) 20,108
LME Zinc Base Metal (25) 6/2023 USD (1,829,519) 86,033
LME Zinc Base Metal (54) 6/2023 USD (3,948,413) (25,718)
MEX BOLSA Index (3) 6/2023 MXN (90,450) (3,137)
MSCI EAFE E-Mini Index (8) 6/2023 USD (838,600) (34,578)
MSCI Emerging Markets E-Mini Index (10) 6/2023 USD (497,750) (18,512)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
NASDAQ 100 E-Mini Index (8) 6/2023 USD $ (2,128,280) $ (98,611)
Russell 2000 E-Mini Index (327) 6/2023 USD (29,650,725) (347,092)
S&P 500 E-Mini Index (501) 6/2023 USD (103,650,637) (4,326,089)
U.S. Treasury 10 Year Note (32) 6/2023 USD (3,682,000) (11,442)
U.S. Treasury 2 Year Note (325) 6/2023 USD (67,145,508) (62,552)
U.S. Treasury 5 Year Note (9) 6/2023 USD (986,836) (21,837)
U.S. Treasury Long Bond (3) 6/2023 USD (394,031) (17,143)
U.S. Treasury Ultra Bond (2) 6/2023 USD (283,313) (12,711)
Platinum (1) 7/2023 USD (50,155) (1,064)
Platinum (8) 2/2024 JPY (125,536) (2,042)
(5,468,947)
$ (2,284,424)
Forward foreign currency exchange contracts outstanding as of March 31, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 276,500 USD 182,870 CITI 6/21/2023 $ 2,496
AUD 276,500 USD 182,869 JPMC 6/21/2023 2,497
BRL 15,551,651 USD 2,917,460 CITI
**
6/21/2023 106,254
BRL 15,551,649 USD 2,917,445 JPMC
**
6/21/2023 106,269
CAD 15,844,697 USD 11,706,184 CITI 6/21/2023 32,861
CAD 15,844,696 USD 11,706,125 JPMC 6/21/2023 32,919
CHF 3,583,000 USD 3,911,806 CITI 6/21/2023 38,032
CHF 3,583,000 USD 3,911,786 JPMC 6/21/2023 38,051
CNY 7,191,689 USD 1,049,621 CITI
**
6/21/2023 3,532
CNY 7,191,696 USD 1,049,617 JPMC
**
6/21/2023 3,536
COP 12,436,272,500 USD 2,507,192 CITI
**
6/21/2023 120,667
COP 12,436,272,500 USD 2,507,180 JPMC
**
6/21/2023 120,679
CZK 140,000,001 USD 6,269,774 CITI 6/21/2023 173,735
CZK 139,999,999 USD 6,269,743 JPMC 6/21/2023 173,767
EUR 34,363,385 USD 36,792,918 CITI 6/21/2023 642,010
EUR 34,363,373 USD 36,792,722 JPMC 6/21/2023 642,195
GBP 7,822,396 USD 9,477,953 CITI 6/21/2023 186,849
GBP 7,822,390 USD 9,477,898 JPMC 6/21/2023 186,896
HUF 6,105,139,514 USD 16,449,537 CITI 6/21/2023 547,684
HUF 6,105,139,503 USD 16,449,455 JPMC 6/21/2023 547,766
IDR 105,091,938,002 USD 6,888,802 CITI
**
6/21/2023 132,180
IDR 105,091,937,998 USD 6,888,767 JPMC
**
6/21/2023 132,215
ILS 10,532,500 USD 2,913,411 CITI 6/21/2023 24,787
ILS 10,532,500 USD 2,913,396 JPMC 6/21/2023 24,801
INR 513,838,507 USD 6,161,321 CITI
**
6/21/2023 68,525
INR 513,838,493 USD 6,161,290 JPMC
**
6/21/2023 68,556
JPY 2,437,872,967 USD 18,288,548 CITI 6/21/2023 288,171
JPY 2,437,872,960 USD 18,288,457 JPMC 6/21/2023 288,262
KRW 1,930,262,814 USD 1,476,287 CITI
**
6/21/2023 8,177
KRW 1,930,262,814 USD 1,476,320 JPMC
**
6/21/2023 8,146
MXN 194,190,501 USD 10,349,350 CITI 6/21/2023 261,301
MXN 194,190,499 USD 10,349,298 JPMC 6/21/2023 261,353
NOK 29,500,000 USD 2,780,421 CITI 6/21/2023 47,352
NOK 29,500,000 USD 2,780,408 JPMC 6/21/2023 47,366
NZD 16,792,600 USD 10,463,315 CITI 6/21/2023 36,806

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NZD 16,792,601 USD 10,463,263 JPMC 6/21/2023 $ 36,858
PLN 26,228,000 USD 5,894,942 CITI 6/21/2023 151,571
PLN 26,228,000 USD 5,894,913 JPMC 6/21/2023 151,600
SEK 220,730,502 USD 20,953,957 CITI 6/21/2023 401,332
SEK 220,730,501 USD 20,953,852 JPMC 6/21/2023 401,437
SGD 4,163,500 USD 3,120,884 CITI 6/21/2023 15,736
SGD 4,163,500 USD 3,120,868 JPMC 6/21/2023 15,751
THB 3,500,000 USD 101,587 CITI 6/21/2023 1,594
THB 3,500,000 USD 101,586 JPMC 6/21/2023 1,594
TWD 6,000,000 USD 197,861 CITI
**
6/21/2023 306
TWD 6,000,000 USD 197,860 JPMC
**
6/21/2023 307
USD 6,633,227 AUD 9,832,002 CITI 6/21/2023 41,861
USD 6,633,258 AUD 9,831,998 JPMC 6/21/2023 41,894
USD 452,486 CHF 410,000 CITI 6/21/2023 509
USD 452,488 CHF 410,000 JPMC 6/21/2023 512
USD 11,291 CNY 76,980 CITI
**
6/21/2023 18
USD 11,291 CNY 76,979 JPMC
**
6/21/2023 18
USD 84,686 COP 400,000,000 CITI
**
6/21/2023 163
USD 84,686 COP 400,000,000 JPMC
**
6/21/2023 164
USD 1,651,778 ILS 5,831,875 CITI 6/21/2023 24,891
USD 1,651,786 ILS 5,831,874 JPMC 6/21/2023 24,899
USD 914,891 JPY 120,000,000 CITI 6/21/2023 484
USD 914,895 JPY 120,000,000 JPMC 6/21/2023 489
USD 8,777,217 KRW 11,360,117,503 CITI
**
6/21/2023 40,742
USD 8,777,261 KRW 11,360,117,496 JPMC
**
6/21/2023 40,786
USD 356,008 MXN 6,500,000 CITI 6/21/2023 845
USD 356,009 MXN 6,500,000 JPMC 6/21/2023 847
USD 1,832,434 NOK 19,000,000 CITI 6/21/2023 11,156
USD 1,832,444 NOK 19,000,000 JPMC 6/21/2023 11,166
USD 92,072 PHP 5,000,000 CITI
**
6/21/2023 45
USD 92,073 PHP 5,000,000 JPMC
**
6/21/2023 46
USD 2,005,379 PLN 8,676,000 CITI 6/21/2023 5,244
USD 2,005,389 PLN 8,676,000 JPMC 6/21/2023 5,254
USD 2,752,085 SEK 28,381,000 CITI 6/21/2023 6,273
USD 2,752,099 SEK 28,381,000 JPMC 6/21/2023 6,287
USD 103,627 THB 3,500,000 CITI 6/21/2023 446
USD 103,627 THB 3,500,000 JPMC 6/21/2023 447
USD 5,207,596 TWD 156,492,503 CITI
**
6/21/2023 38,989
USD 5,207,621 TWD 156,492,497 JPMC
**
6/21/2023 39,015
ZAR 83,207,001 USD 4,516,197 CITI 6/21/2023 124,645
ZAR 83,206,999 USD 4,516,174 JPMC 6/21/2023 124,667
CLP 9,267,129,659 USD 11,297,282 CITI
**
6/22/2023 256,290
CLP 9,267,129,656 USD 11,297,225 JPMC
**
6/22/2023 256,346
USD 22,979 CLP 18,395,812 CITI
**
6/22/2023 44
USD 22,979 CLP 18,395,812 JPMC
**
6/22/2023 44
Total unrealized appreciation 7,690,305
AUD 51,472,214 USD 35,284,485 CITI 6/21/2023 (777,554)
AUD 51,472,196 USD 35,284,296 JPMC 6/21/2023 (777,377)
CHF 2,476,500 USD 2,737,953 CITI 6/21/2023 (7,902)
CHF 2,476,500 USD 2,737,939 JPMC 6/21/2023 (7,888)
CNY 4,417,394 USD 649,354 CITI
**
6/21/2023 (2,469)
CNY 4,417,395 USD 649,351 JPMC
**
6/21/2023 (2,465)
EUR 9,146,504 USD 9,996,686 CITI 6/21/2023 (32,629)
EUR 9,146,496 USD 9,996,628 JPMC 6/21/2023 (32,580)
GBP 405,500 USD 501,519 CITI 6/21/2023 (512)
GBP 405,500 USD 501,516 JPMC 6/21/2023 (509)
ILS 2,157,000 USD 608,429 CITI 6/21/2023 (6,703)
ILS 2,157,000 USD 608,426 JPMC 6/21/2023 (6,699)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
INR 15,000,000 USD 181,987 CITI
**
6/21/2023 $ (125)
INR 15,000,000 USD 181,986 JPMC
**
6/21/2023 (124)
JPY 896,970,005 USD 6,869,786 CITI 6/21/2023 (34,829)
JPY 896,969,995 USD 6,869,752 JPMC 6/21/2023 (34,794)
KRW 7,367,104,690 USD 5,686,481 CITI
**
6/21/2023 (20,824)
KRW 7,367,104,682 USD 5,686,425 JPMC
**
6/21/2023 (20,769)
NOK 216,026,373 USD 20,936,701 CITI 6/21/2023 (229,119)
NOK 216,026,362 USD 20,936,595 JPMC 6/21/2023 (229,015)
NZD 2,629,500 USD 1,646,002 CITI 6/21/2023 (1,822)
NZD 2,629,500 USD 1,645,994 JPMC 6/21/2023 (1,813)
SEK 21,730,502 USD 2,112,437 CITI 6/21/2023 (10,049)
SEK 21,730,500 USD 2,112,426 JPMC 6/21/2023 (10,038)
SGD 2,940,500 USD 2,219,345 CITI 6/21/2023 (4,087)
SGD 2,940,500 USD 2,219,334 JPMC 6/21/2023 (4,076)
TWD 116,000,000 USD 3,858,995 CITI
**
6/21/2023 (27,768)
TWD 116,000,000 USD 3,858,976 JPMC
**
6/21/2023 (27,749)
USD 5,631,270 AUD 8,434,500 CITI 6/21/2023 (23,212)
USD 5,631,298 AUD 8,434,500 JPMC 6/21/2023 (23,184)
USD 12,432,137 BRL 66,329,001 CITI
**
6/21/2023 (464,240)
USD 12,432,199 BRL 66,328,999 JPMC
**
6/21/2023 (464,178)
USD 21,998,521 CAD 29,939,595 CITI 6/21/2023 (183,174)
USD 21,998,631 CAD 29,939,594 JPMC 6/21/2023 (183,064)
USD 21,125,318 CHF 19,469,493 CITI 6/21/2023 (337,518)
USD 21,125,416 CHF 19,469,486 JPMC 6/21/2023 (337,413)
USD 4,166,657 CNY 28,535,778 CITI
**
6/21/2023 (12,132)
USD 4,166,676 CNY 28,535,767 JPMC
**
6/21/2023 (12,111)
USD 969,306 COP 4,850,000,001 CITI
**
6/21/2023 (55,527)
USD 969,311 COP 4,849,999,999 JPMC
**
6/21/2023 (55,523)
USD 15,753,294 CZK 350,761,309 CITI 6/21/2023 (390,520)
USD 15,753,339 CZK 350,761,299 JPMC 6/21/2023 (390,475)
USD 23,196,983 EUR 21,594,007 CITI 6/21/2023 (327,188)
USD 23,197,084 EUR 21,593,993 JPMC 6/21/2023 (327,071)
USD 9,221,385 GBP 7,635,002 CITI 6/21/2023 (211,886)
USD 9,221,427 GBP 7,634,998 JPMC 6/21/2023 (211,839)
USD 8,481,856 HUF 3,150,000,001 CITI 6/21/2023 (288,008)
USD 8,481,899 HUF 3,149,999,999 JPMC 6/21/2023 (287,966)
USD 3,321,363 IDR 50,500,000,000 CITI
**
6/21/2023 (52,441)
USD 3,321,380 IDR 50,500,000,000 JPMC
**
6/21/2023 (52,424)
USD 4,098,557 ILS 14,946,128 CITI 6/21/2023 (70,887)
USD 4,098,576 ILS 14,946,123 JPMC 6/21/2023 (70,866)
USD 2,469,492 INR 205,000,003 CITI
**
6/21/2023 (15,955)
USD 2,469,505 INR 204,999,997 JPMC
**
6/21/2023 (15,942)
USD 17,394,888 JPY 2,308,767,858 CITI 6/21/2023 (198,043)
USD 17,394,974 JPY 2,308,767,838 JPMC 6/21/2023 (197,957)
USD 4,645,257 KRW 6,076,070,503 CITI
**
6/21/2023 (27,533)
USD 4,645,281 KRW 6,076,070,498 JPMC
**
6/21/2023 (27,510)
USD 7,326,586 MXN 138,164,457 CITI 6/21/2023 (222,779)
USD 7,326,622 MXN 138,164,450 JPMC 6/21/2023 (222,742)
USD 20,683,299 NOK 218,500,000 CITI 6/21/2023 (261,396)
USD 20,683,402 NOK 218,500,000 JPMC 6/21/2023 (261,293)
USD 31,869,693 NZD 51,472,319 CITI 6/21/2023 (315,053)
USD 31,869,852 NZD 51,472,318 JPMC 6/21/2023 (314,893)
USD 2,443,991 PHP 134,591,503 CITI
**
6/21/2023 (33,214)
USD 2,444,003 PHP 134,591,497 JPMC
**
6/21/2023 (33,202)
USD 5,353,608 PLN 24,086,000 CITI 6/21/2023 (199,095)
USD 5,353,635 PLN 24,086,000 JPMC 6/21/2023 (199,069)
USD 17,095,978 SEK 177,881,000 CITI 6/21/2023 (113,697)
USD 17,096,064 SEK 177,881,000 JPMC 6/21/2023 (113,611)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,544,472 SGD 2,071,500 CITI 6/21/2023 $ (16,116)
USD 1,544,480 SGD 2,071,500 JPMC 6/21/2023 (16,108)
USD 2,991,668 ZAR 55,000,000 CITI 6/21/2023 (75,938)
USD 2,991,683 ZAR 55,000,000 JPMC 6/21/2023 (75,923)
CLP 900,000,000 USD 1,129,769 CITI
**
6/22/2023 (7,715)
CLP 900,000,000 USD 1,129,763 JPMC
**
6/22/2023 (7,709)
USD 3,840,913 CLP 3,128,770,691 CITI
**
6/22/2023 (59,807)
USD 3,840,932 CLP 3,128,770,685 JPMC
**
6/22/2023 (59,787)
Total unrealized depreciation (10,237,222)
Net unrealized depreciation $ (2,546,917)
** Non-deliverable forward.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(a) Represents 7-day effective yield as of March 31, 2023.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended March 31, 2023, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 95.1%
INVESTMENT COMPANIES - 21.7%
BlackRock Liquidity Funds
Treasury Trust Fund Portfolio,
4.49% (1)(a) 24,261,402 24,261,402
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.50%
(1)(a)(b) 22,316,651 22,316,651
Limited Purpose Cash Investment
Fund, 4.73% (1)(a)(c) 266,161,025 266,054,559
TOTAL INVESTMENT COMPANIES
(Cost $312,560,077) 312,632,612
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 73.4%
U.S. Treasury Bills
3.93%, 4/6/2023 (d)(e) $ 150,575,000 150,517,060
4.33%, 4/20/2023 (d) 122,205,000 121,936,803
4.49%, 4/27/2023 (d)(e) 174,781,000 174,245,004
4.54%, 5/4/2023 (d) 5,643,000 5,620,556
4.59%, 5/11/2023 (d)(e) 60,402,000 60,105,569
4.63%, 5/25/2023 (d) 3,434,000 3,411,109
4.66%, 6/22/2023 (d) 12,561,000 12,432,634
4.71%, 6/29/2023 (d)(e) 8,813,000 8,714,390
4.75%, 7/6/2023 (d)(e) 9,888,000 9,768,137
4.80%, 7/20/2023 (d) 16,164,000 15,939,361
4.80%, 7/27/2023 (d) 2,353,000 2,317,945
4.79%, 8/3/2023 (d) 117,757,000 115,877,402
4.85%, 8/10/2023 (d) 679,000 667,589
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 73.4% (continued)
4.96%, 8/17/2023 (d) $ 3,108,000 3,052,904
5.04%, 8/24/2023 (d) 6,041,000 5,928,398
5.07%, 8/31/2023 (d) 16,236,000 15,919,454
5.10%, 9/7/2023 (d)(e) 100,523,000 98,471,325
4.81%, 9/14/2023 (d)(e) 99,457,000 97,324,003
4.73%, 9/21/2023 (d)(e) 49,164,000 48,071,240
4.76%, 9/28/2023 (d)(e) 109,822,000 107,267,959
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,057,297,703) 1,057,588,842
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,369,857,780) 1,370,221,454
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.1%
(Cost $1,369,857,780) 1,370,221,454
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.9% (f) 70,392,424
NET ASSETS - 100.0% 1,440,613,878
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 312,632,612 21.7
U.S. Treasury Obligations 1,057,588,842 73.4
Total Investments In Securities
At Value $ 1,370,221,454 95.1
Other Assets in Excess of
Liabilities (f) 70,392,424 4.9
Net Assets
$ 1,440,613,878 100.0%
Affiliate
Value
At
12/31/2022
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2023
Shares
Held At
3/31/2023
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 18.5%
INVESTMENT COMPANIES - 18.5%
Limited Purpose
Cash Investment
Fund,
4.73% (1)(a)
(Cost $265,982,024) $304,515,851 $552,397,007 $(590,852,496) $(5,322) $(481) $266,054,559 266,161,025 $2,872,563 $–
(1) Level 1 security.
(a) Represents 7-day effective yield as of March 31, 2023.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
Credit default swap contracts outstanding - buy protection as of March 31, 2023:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Emerging Markets Index
Series 39.V1 1.00 % Quarterly 6/20/2028 2.30 % USD 330,000 $ 23,008 $ (4,224) $ 18,784
iTraxx Europe Main Index
Series 39.V1 1.00 Quarterly 6/20/2028 0.84 EUR 1,257,000 (4,387) (6,135) (10,522)
Markit CDX North America
High Yield Index Series
40.V1 5.00 Quarterly 6/20/2028 4.63 USD 1,740,000 7,860 (37,047) (29,187)
Markit CDX North America
Investment Grade Index
Series 40.V1 1.00 Quarterly 6/20/2028 0.75 USD 7,927,000 (64,616) (28,746) (93,362)
$ (38,135) $ (76,152) $ (114,287)
Credit default swap contracts outstanding - sell protection as of March 31, 2023 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 39.V1 5.00 % Quarterly 6/20/2028 4.36 % EUR 468,000 $ 5,151 $ 8,908 $ 14,059
$ 5,151 $ 8,908 $ 14,059
Forward effective interest rate swap contracts outstanding as of March 31, 2023:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 2.00% Annual 9/20/2028 CHF 50,800,000 $ 893,396 $ (673,533) $ 219,863
Pay 1D SOFR Annual 3.75% Annual 9/20/2028 USD 35,600,000 816,585 135,022 951,607
Pay 1D SOFR Annual 3.50% Annual 9/20/2033 USD 700,000 17,562 6,290 23,852
Pay 1D TONAR Annual 0.50% Annual 6/23/2025 JPY 2,470,000,000 100,771 28,467 129,238
Pay 1D TONAR Annual 0.50% Annual 9/22/2025 JPY 7,122,500,000 312,323 27,485 339,808
Pay 1D TONAR Annual 1.00% Annual 6/21/2033 JPY 540,000,000 29,844 110,776 140,620
Pay 1D TONAR Annual 1.00% Annual 9/20/2033 JPY 1,496,000,000 232,083 125,265 357,348
Pay 3M BA Qtrly 3.50% Semi 6/19/2028 CAD 129,000,000 1,302,037 (372,464) 929,573
Pay 3M BA Qtrly 3.75% Semi 9/18/2028 CAD 100,000 2,233 (335) 1,898
Pay 3M BBR Qtrly 4.50% Semi 6/14/2028 NZD 46,100,000 291,875 (123,227) 168,648
Pay 3M BBR Qtrly 4.50% Semi 9/13/2028 NZD 1,400,000 10,673 (2,691) 7,982
Pay 3M BBR Qtrly 4.50% Semi 9/14/2033 NZD 31,800,000 122,132 297,621 419,753
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2025 KRW 40,200,000 231 (115) 116
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2025 KRW 700,000,000 4,732 (1,946) 2,786
Pay 3M STIBOR Qtrly 3.00% Annual 6/21/2028 SEK 426,800,000 449,043 (431,385) 17,658
Pay 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 14,900,000 8,065 (3,262) 4,803
Pay 3M STIBOR Qtrly 3.00% Annual 9/21/2033 SEK 210,600,000 (156,293) 466,495 310,202
Pay 6M BBR Semi 4.00% Semi 9/08/2033 AUD 28,200,000 66,139 111,807 177,946
Pay 6M EURIBOR Semi 3.25% Annual 9/20/2028 EUR 13,600,000 215,882 (36,435) 179,447
Pay 6M EURIBOR Semi 3.25% Annual 9/20/2033 EUR 3,000,000 81,013 6,522 87,535
Pay 6M NIBOR Semi 3.50% Annual 9/17/2025 NOK 300,000 (250) 348 98
Pay 6M NIBOR Semi 3.50% Annual 6/21/2028 NOK 461,300,000 591,823 74,258 666,081

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M NIBOR Semi 3.50% Annual 9/21/2033 NOK 117,300,000 $ 135,474 $ 287,502 $ 422,976
Receive 1D SARON Annual 1.00% Annual 6/23/2025 CHF 4,300,000 20,978 68,728 89,706
Receive 1D SARON Annual 1.50% Annual 6/23/2025 CHF 37,500,000 (187,677) 566,471 378,794
Receive 1D SARON Annual 1.50% Annual 9/22/2025 CHF 22,200,000 170,120 58,912 229,032
Receive 1D SARON Annual 1.50% Annual 6/21/2033 CHF 7,900,000 52,902 290,237 343,139
Receive 1D SOFR Annual 3.25% Annual 6/23/2025 USD 33,800,000 309,569 74,346 383,915
Receive 1D SOFR Annual 3.75% Annual 6/23/2025 USD 39,100,000 (78,273) 151,818 73,545
Receive 1D SOFR Annual 3.50% Annual 9/22/2025 USD 110,800,000 1,979,207 (1,783,211) 195,996
Receive 1D SOFR Annual 3.00% Annual 6/21/2033 USD 3,800,000 90,629 (44,111) 46,518
Receive 1D SONIA Annual 4.00% Annual 6/23/2025 GBP 112,700,000 (245,692) 807,934 562,242
Receive 1D SONIA Annual 4.00% Annual 9/22/2025 GBP 57,600,000 60,471 72,050 132,521
Receive 1D SONIA Annual 3.50% Annual 9/20/2028 GBP 51,700,000 (7,510) 412,368 404,858
Receive 1D TONAR Annual 0.00% Annual 6/23/2025 JPY 4,694,000,000 146,498 (38,287) 108,211
Receive 1M TIIE Monthly 9.00% Monthly 6/18/2025 MXN 702,400,000 (98,394) 492,794 394,400
Receive 1M TIIE Monthly 8.50% Monthly 6/18/2025 MXN 337,000,000 79,780 274,448 354,228
Receive 3M BA Qtrly 3.75% Semi 6/19/2025 CAD 310,400,000 166,162 953,773 1,119,935
Receive 3M BA Qtrly 3.50% Semi 9/18/2025 CAD 1,400,000 13,823 (8,452) 5,371
Receive 3M BA Qtrly 3.00% Semi 9/18/2028 CAD 600,000 13,509 (9,890) 3,619
Receive 3M BBR Qtrly 4.50% Semi 6/11/2025 NZD 200,000 651 371 1,022
Receive 3M BBR Qtrly 4.50% Semi 9/10/2025 NZD 7,500,000 21,214 1,944 23,158
Receive 3M BBR Qtrly 4.00% Semi 6/15/2033 NZD 200,000 3,654 (939) 2,715
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2025 SEK 545,100,000 85,896 365,472 451,368
Receive 3M STIBOR Qtrly 2.50% Annual 6/15/2033 SEK 96,700,000 50,934 228,904 279,838
Receive 6M EURIBOR Semi 2.50% Annual 6/23/2025 EUR 363,400,000 2,621,291 4,046,499 6,667,790
Receive 6M EURIBOR Semi 2.75% Annual 9/22/2025 EUR 119,800,000 2,231,480 (854,753) 1,376,727
Receive 6M EURIBOR Semi 2.50% Annual 9/20/2033 EUR 27,700,000 1,576,826 (463,044) 1,113,782
Receive 6M NIBOR Semi 3.00% Annual 9/17/2025 NOK 12,000,000 1,986 4,844 6,830
Receive 6M NIBOR Semi 3.00% Annual 6/15/2033 NOK 129,800,000 112,928 (21,774) 91,154
Receive 6M NIBOR Semi 3.00% Annual 9/21/2033 NOK 2,000,000 168 721 889
14,720,503 5,680,638 20,401,141
Pay 1D SARON Annual 1.50% Annual 6/21/2028 CHF 30,500,000 146,262 (798,843) (652,581)
Pay 1D SOFR Annual 3.25% Annual 6/21/2028 USD 22,800,000 87,670 (101,457) (13,787)
Pay 1D SOFR Annual 3.00% Annual 9/20/2028 USD 43,600,000 (1,421,042) 1,117,490 (303,552)
Pay 1D SOFR Annual 3.00% Annual 9/20/2033 USD 8,900,000 (381,791) 312,567 (69,224)
Pay 1D SONIA Annual 3.25% Annual 6/21/2033 GBP 26,300,000 (510,790) 94,044 (416,746)
Pay 1D SONIA Annual 3.25% Annual 9/20/2033 GBP 39,200,000 (815,794) 355,655 (460,139)
Pay 1D TONAR Annual 0.00% Annual 9/22/2025 JPY 540,000,000 (15,436) 518 (14,918)
Pay 1D TONAR Annual 0.50% Annual 6/21/2033 JPY 1,121,900,000 (194,191) 74,301 (119,890)
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 9/17/2025 KRW 1,900,000,000 (3,546) (2,774) (6,320)
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/17/2025 HKD 76,800,000 63,551 (94,181) (30,630)
Pay 6M BBR Semi 3.50% Semi 9/07/2028 AUD 66,000,000 (313,650) 175,045 (138,605)
Pay 6M EURIBOR Semi 2.50% Annual 6/21/2028 EUR 116,200,000 (946,867) (2,046,534) (2,993,401)
Pay 6M EURIBOR Semi 2.50% Annual 9/20/2028 EUR 99,900,000 (3,583,758) 1,226,831 (2,356,927)
Pay 6M EURIBOR Semi 2.50% Annual 6/21/2033 EUR 16,900,000 (650,426) (56,022) (706,448)
Pay 6M WIBOR Semi 5.50% Annual 9/17/2025 PLN 15,600,000 (8,964) (11,290) (20,254)
Receive 1D SARON Annual 2.00% Annual 9/22/2025 CHF 106,300,000 (256,103) 214,548 (41,555)
Receive 1D SARON Annual 2.00% Annual 6/21/2033 CHF 300,000 (3,306) 1,407 (1,899)
Receive 1D SARON Annual 2.00% Annual 9/20/2033 CHF 700,000 (14,241) 10,327 (3,914)
Receive 1D SOFR Annual 4.50% Annual 9/22/2025 USD 89,000,000 (1,482,795) (33,248) (1,516,043)
Receive 1D TONAR Annual 0.50% Annual 6/21/2028 JPY 2,296,200,000 16,459 (173,296) (156,837)
Receive 1D TONAR Annual 0.50% Annual 9/20/2028 JPY 5,850,300,000 (106,153) (219,227) (325,380)
Receive 1M TIIE Monthly 9.50% Monthly 9/17/2025 MXN 200,000 50 (140) (90)
Receive 1M TIIE Monthly 9.00% Monthly 9/17/2025 MXN 203,000,000 (2,125) (2,010) (4,135)
Receive 3M BA Qtrly 4.25% Semi 9/18/2025 CAD 8,200,000 (65,561) 11,786 (53,775)
Receive 3M BA Qtrly 3.50% Semi 6/20/2033 CAD 1,900,000 (39,008) 13,039 (25,969)
Receive 3M BA Qtrly 3.75% Semi 9/19/2033 CAD 400,000 (14,027) 1,470 (12,557)
Receive 3M BA Qtrly 3.25% Semi 9/19/2033 CAD 400,000 12,137 (12,191) (54)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M BBR Qtrly 5.00% Semi 6/11/2025 NZD 58,200,000 $ (162,088) $ 121,588 $ (40,500)
Receive 3M BBR Qtrly 5.00% Semi 9/10/2025 NZD 154,700,000 47,033 (457,388) (410,355)
Receive 3M BBR Qtrly 4.00% Qtrly 9/11/2025 AUD 6,500,000 (46,968) (7,037) (54,005)
Receive 3M BBR Qtrly 3.50% Qtrly 9/11/2025 AUD 277,300,000 (454,332) (81,614) (535,946)
Receive 3M BBR Qtrly 4.50% Semi 6/15/2033 NZD 12,200,000 (211,647) 70,757 (140,890)
Receive 3M JIBAR Qtrly 8.00% Qtrly 6/18/2025 ZAR 200,000 (7) (23) (30)
Receive 3M JIBAR Qtrly 8.00% Qtrly 9/17/2025 ZAR 124,700,000 11,265 (36,767) (25,502)
Receive 3M STIBOR Qtrly 3.50% Annual 6/18/2025 SEK 18,000,000 (10,012) 8,577 (1,435)
Receive 3M STIBOR Qtrly 3.50% Annual 9/17/2025 SEK 1,152,200,000 535,801 (899,688) (363,887)
Receive 3M STIBOR Qtrly 3.00% Annual 6/15/2033 SEK 14,000,000 (7,668) (9,440) (17,108)
Receive 6M BBR Semi 4.00% Semi 6/08/2028 AUD 200,000 (2,113) (567) (2,680)
Receive 6M BBR Semi 4.00% Semi 9/07/2028 AUD 200,000 (1,207) (1,388) (2,595)
Receive 6M BBR Semi 4.00% Semi 6/09/2033 AUD 600,000 (2,935) (1,381) (4,316)
Receive 6M EURIBOR Semi 3.75% Annual 9/22/2025 EUR 51,200,000 (598,349) 140,652 (457,697)
Receive 6M NIBOR Semi 3.50% Annual 6/18/2025 NOK 650,200,000 155,724 (195,073) (39,349)
Receive 6M NIBOR Semi 4.00% Annual 9/17/2025 NOK 559,000,000 (129,596) (551,208) (680,804)
Receive 6M PRIBOR Semi 5.50% Annual 9/17/2025 CZK 104,200,000 (13,357) 1,542 (11,815)
(11,393,901) (1,840,643) (13,234,544)
$ 3,326,602 $ 3,839,995 $ 7,166,597
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2023 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 4.87%
1 Day Sterling Overnight Index Average (''SONIA''): 4.18%
1 Day Swiss Average Rate Overnight (“SARON”): 1.42%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.03%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 11.52%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 3.72%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 5.03%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 3.71%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 7.96%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 3.59%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 3.36%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 3.79%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 3.34%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 3.96%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 7.20%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 6.85%

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
Total return swap contracts outstanding as of March 31, 2023 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 04/12/2023 BRL (109,787,600) $ 1,053,693
1,053,693
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 04/21/2023 EUR (11,196,940) (515,311)
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/21/2023 EUR (4,387,990) (115,731)
Hang Seng Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/27/2023 HKD (50,178,450) (165,874)
KOSPI 200 Index
June Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 06/08/2023 KRW (80,925,000) (336)
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 06/16/2023 CHF (40,465,280) (2,141,502)
TAIEX Index April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/19/2023 TWD (63,456,000) (64,596)
(3,003,350)
$ (1,949,657)
Futures contracts outstanding as of March 31, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 1 4/2023 USD $ 59,558 $ (6,823)
LME Aluminum Base Metal 4 4/2023 USD 237,700 8,820
LME Aluminum Base Metal 17 4/2023 USD 1,011,577 (71,731)
LME Aluminum Base Metal 17 4/2023 USD 1,013,413 (107,788)
LME Aluminum Base Metal 21 4/2023 USD 1,252,519 (134,168)
LME Aluminum Base Metal 27 4/2023 USD 1,606,331 (76,723)
LME Aluminum Base Metal 36 4/2023 USD 2,144,700 (200,006)
LME Aluminum Base Metal 37 4/2023 USD 2,207,244 (190,548)
LME Aluminum Base Metal 52 4/2023 USD 3,093,350 (77,031)
LME Copper Base Metal 2 4/2023 USD 450,040 (11,568)
LME Copper Base Metal 3 4/2023 USD 674,606 (22,793)
LME Copper Base Metal 5 4/2023 USD 1,125,688 25,893
LME Copper Base Metal 6 4/2023 USD 1,350,675 (16,842)
LME Copper Base Metal 8 4/2023 USD 1,800,600 126,379
LME Copper Base Metal 9 4/2023 USD 2,024,912 (77,365)
LME Copper Base Metal 10 4/2023 USD 2,249,625 (107,951)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 3 4/2023 USD $ 157,931 $ 1,617
LME Lead Base Metal 4 4/2023 USD 210,775 (2,736)
LME Nickel Base Metal 1 4/2023 USD 142,127 (31,485)
LME Nickel Base Metal 2 4/2023 USD 284,013 (49,161)
LME Nickel Base Metal 4 4/2023 USD 568,083 (72,238)
LME Nickel Base Metal 6 4/2023 USD 853,457 (205,480)
LME Nickel Base Metal 7 4/2023 USD 995,790 (250,433)
LME Nickel Base Metal 8 4/2023 USD 1,136,282 (187,964)
LME Nickel Base Metal 9 4/2023 USD 1,277,283 (268,802)
LME Nickel Base Metal 11 4/2023 USD 1,563,177 (274,625)
LME Nickel Base Metal 14 4/2023 USD 1,990,740 (389,497)
LME Zinc Base Metal 2 4/2023 USD 147,413 (10,778)
LME Zinc Base Metal 3 4/2023 USD 220,121 (34,638)
LME Zinc Base Metal 25 4/2023 USD 1,842,031 (38,935)
Natural Gas 6 4/2023 USD 132,960 (1,848)
RBOB Gasoline 45 4/2023 USD 5,067,090 58,281
SGX FTSE China A50 Index 250 4/2023 USD 3,326,500 52,128
Cocoa 42 5/2023 USD 1,231,860 17,456
Cocoa 114 5/2023 GBP 3,036,210 210,244
Copper 113 5/2023 USD 11,566,963 44,046
Ethanol 10 5/2023 USD 1,006,950 90,914
FCOJ-A 25 5/2023 USD 1,010,625 158,546
LME Aluminum Base Metal 26 5/2023 USD 1,558,213 3,986
LME Aluminum Base Metal 29 5/2023 USD 1,735,469 5,346
LME Aluminum Base Metal 30 5/2023 USD 1,795,125 3,587
LME Aluminum Base Metal 38 5/2023 USD 2,272,400 (43,169)
LME Aluminum Base Metal 38 5/2023 USD 2,269,864 (126,149)
LME Aluminum Base Metal 38 5/2023 USD 2,269,075 (181,596)
LME Aluminum Base Metal 159 5/2023 USD 9,504,225 (451,620)
LME Copper Base Metal 1 5/2023 USD 225,119 3,041
LME Copper Base Metal 8 5/2023 USD 1,798,900 9,558
LME Copper Base Metal 8 5/2023 USD 1,801,050 (6,971)
LME Copper Base Metal 8 5/2023 USD 1,798,740 (11,723)
LME Copper Base Metal 20 5/2023 USD 4,502,250 13,080
LME Lead Base Metal 2 5/2023 USD 105,263 2,057
LME Lead Base Metal 3 5/2023 USD 157,900 5,042
LME Lead Base Metal 3 5/2023 USD 157,931 423
LME Lead Base Metal 5 5/2023 USD 263,219 (1,794)
LME Lead Base Metal 15 5/2023 USD 789,563 5,773
LME Lead Base Metal 21 5/2023 USD 1,105,519 (10,974)
LME Nickel Base Metal 2 5/2023 USD 285,000 (26,946)
LME Nickel Base Metal 4 5/2023 USD 569,280 (135,103)
LME Nickel Base Metal 6 5/2023 USD 854,614 (118,159)
LME Nickel Base Metal 8 5/2023 USD 1,139,897 (112,014)
LME Nickel Base Metal 14 5/2023 USD 1,995,924 (188,118)
LME Zinc Base Metal 5 5/2023 USD 366,219 (7,546)
LME Zinc Base Metal 7 5/2023 USD 513,286 (41,223)
LME Zinc Base Metal 14 5/2023 USD 1,025,910 (31,832)
LME Zinc Base Metal 24 5/2023 USD 1,759,548 (106,965)
LME Zinc Base Metal 43 5/2023 USD 3,154,050 (419,914)
Milk 6 5/2023 USD 229,200 (9,432)
Milk 15 5/2023 USD 554,100 (3,199)
Soybean Meal 122 5/2023 USD 5,685,200 (91,580)
100 oz Gold 5 6/2023 USD 993,100 (4,890)
Japan 10 Year Bond 37 6/2023 JPY 41,203,690 (207,821)
LME Aluminum Base Metal 5 6/2023 USD 301,274 13,009

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 8 6/2023 USD $ 482,100 $ 28,276
LME Aluminum Base Metal 12 6/2023 USD 721,734 25,699
LME Aluminum Base Metal 13 6/2023 USD 781,726 14,037
LME Aluminum Base Metal 21 6/2023 USD 1,266,274 36,662
LME Aluminum Base Metal 24 6/2023 USD 1,445,034 49,259
LME Aluminum Base Metal 25 6/2023 USD 1,505,781 63,283
LME Aluminum Base Metal 29 6/2023 USD 1,747,069 100,833
LME Aluminum Base Metal 43 6/2023 USD 2,585,203 22,851
LME Aluminum Base Metal 74 6/2023 USD 4,456,317 177,141
LME Aluminum Base Metal 98 6/2023 USD 5,905,725 164,226
LME Copper Base Metal 1 6/2023 USD 224,813 2,370
LME Copper Base Metal 3 6/2023 USD 674,621 11,067
LME Copper Base Metal 3 6/2023 USD 674,618 13,449
LME Copper Base Metal 6 6/2023 USD 1,349,100 54,359
LME Copper Base Metal 7 6/2023 USD 1,573,775 59,124
LME Copper Base Metal 15 6/2023 USD 3,372,750 48,437
LME Copper Base Metal 16 6/2023 USD 3,596,800 56,281
LME Copper Base Metal 22 6/2023 USD 4,946,425 205,715
LME Copper Base Metal 24 6/2023 USD 5,396,850 101,133
LME Copper Base Metal 30 6/2023 USD 6,743,753 35,907
LME Copper Base Metal 148 6/2023 USD 33,272,250 577,573
LME Lead Base Metal 6 6/2023 USD 315,938 (1,778)
LME Lead Base Metal 7 6/2023 USD 369,425 6,982
LME Lead Base Metal 11 6/2023 USD 579,906 6,502
LME Lead Base Metal 11 6/2023 USD 579,219 (3,260)
LME Lead Base Metal 13 6/2023 USD 684,775 (1,009)
LME Lead Base Metal 18 6/2023 USD 948,150 (13,547)
LME Nickel Base Metal 1 6/2023 USD 142,870 4,027
LME Nickel Base Metal 2 6/2023 USD 285,948 14,646
LME Nickel Base Metal 4 6/2023 USD 571,544 8,852
LME Nickel Base Metal 5 6/2023 USD 714,870 11,355
LME Nickel Base Metal 10 6/2023 USD 1,428,380 54,950
LME Nickel Base Metal 11 6/2023 USD 1,570,206 (37,586)
LME Nickel Base Metal 12 6/2023 USD 1,715,400 58,285
LME Nickel Base Metal 19 6/2023 USD 2,711,946 (81,950)
LME Nickel Base Metal 35 6/2023 USD 5,004,090 (487,753)
LME Zinc Base Metal 6 6/2023 USD 439,019 (13,812)
LME Zinc Base Metal 9 6/2023 USD 658,496 (2,355)
LME Zinc Base Metal 12 6/2023 USD 877,764 (3,746)
LME Zinc Base Metal 18 6/2023 USD 1,316,552 8,573
LME Zinc Base Metal 26 6/2023 USD 1,901,549 8,847
LME Zinc Base Metal 36 6/2023 USD 2,631,042 47,486
LME Zinc Base Metal 37 6/2023 USD 2,706,624 7,125
Cocoa 27 7/2023 USD 781,380 5,764
Cocoa 75 7/2023 GBP 2,001,208 27,529
White Sugar 126 7/2023 USD 3,900,960 58,839
WTI Crude Oil 7 8/2023 JPY 161,853 (8,178)
(2,876,999)
Short Contracts
Brent Crude Oil (252) 4/2023 USD (20,132,280) (1,517,011)
CAC 40 10 Euro Index (165) 4/2023 EUR (13,123,643) (571,319)
CBOE Volatility Index (5) 4/2023 USD (103,821) 3,437
EURO STOXX 50 Volatility Index (26) 4/2023 EUR (58,509) (3,103)
Hang Seng Index (43) 4/2023 HKD (5,609,517) (104,896)
HSCEI (23) 4/2023 HKD (1,027,249) (31,058)
IBEX 35 Index (74) 4/2023 EUR (7,377,819) (164,526)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (1) 4/2023 USD $ (59,558) $ 6,439
LME Aluminum Base Metal (4) 4/2023 USD (237,700) (7,712)
LME Aluminum Base Metal (17) 4/2023 USD (1,013,413) 106,351
LME Aluminum Base Metal (17) 4/2023 USD (1,011,577) 68,723
LME Aluminum Base Metal (21) 4/2023 USD (1,252,519) 132,159
LME Aluminum Base Metal (27) 4/2023 USD (1,606,331) 63,708
LME Aluminum Base Metal (36) 4/2023 USD (2,144,700) 205,094
LME Aluminum Base Metal (37) 4/2023 USD (2,207,244) 197,108
LME Aluminum Base Metal (52) 4/2023 USD (3,093,350) 70,345
LME Copper Base Metal (2) 4/2023 USD (450,040) 11,593
LME Copper Base Metal (3) 4/2023 USD (674,606) 25,086
LME Copper Base Metal (5) 4/2023 USD (1,125,688) (26,832)
LME Copper Base Metal (6) 4/2023 USD (1,350,675) 10,559
LME Copper Base Metal (8) 4/2023 USD (1,800,600) (125,091)
LME Copper Base Metal (9) 4/2023 USD (2,024,912) 85,377
LME Copper Base Metal (10) 4/2023 USD (2,249,625) 114,395
LME Lead Base Metal (3) 4/2023 USD (157,931) (2,188)
LME Lead Base Metal (4) 4/2023 USD (210,775) 1,827
LME Nickel Base Metal (1) 4/2023 USD (142,127) 33,520
LME Nickel Base Metal (2) 4/2023 USD (284,013) 50,721
LME Nickel Base Metal (4) 4/2023 USD (568,083) 70,305
LME Nickel Base Metal (6) 4/2023 USD (853,457) 201,325
LME Nickel Base Metal (7) 4/2023 USD (995,790) 240,548
LME Nickel Base Metal (8) 4/2023 USD (1,136,282) 181,635
LME Nickel Base Metal (9) 4/2023 USD (1,277,283) 289,558
LME Nickel Base Metal (11) 4/2023 USD (1,563,177) 296,275
LME Nickel Base Metal (14) 4/2023 USD (1,990,740) 381,258
LME Zinc Base Metal (2) 4/2023 USD (147,413) 10,982
LME Zinc Base Metal (3) 4/2023 USD (220,121) 34,573
LME Zinc Base Metal (25) 4/2023 USD (1,842,031) 50,395
MSCI Singapore Index (563) 4/2023 SGD (12,956,023) (145,956)
Natural Gas (30) 4/2023 EUR (1,158,090) (152,914)
Natural Gas (45) 4/2023 GBP (2,031,145) (217,498)
NY Harbor ULSD (86) 4/2023 USD (9,465,607) (148,815)
OMXS30 Index (416) 4/2023 SEK (8,884,941) (420,218)
SGX FTSE Taiwan Index (165) 4/2023 USD (9,160,800) (75,163)
SGX NIFTY 50 Index (227) 4/2023 USD (7,907,545) (145,241)
Sugar No. 11 (45) 4/2023 USD (1,121,400) (123,332)
WTI Crude Oil (357) 4/2023 USD (27,014,190) 520,572
Canola (562) 5/2023 CAD (6,386,383) 132,345
CBOE Volatility Index (5) 5/2023 USD (110,643) (2,362)
Coffee 'C' (108) 5/2023 USD (6,905,250) 179,154
Corn (774) 5/2023 USD (25,561,350) 615,710
Cotton No. 2 (408) 5/2023 USD (16,887,120) (592,690)
EURO STOXX 50 Volatility Index (36) 5/2023 EUR (83,940) (4,639)
Feeder Cattle (57) 5/2023 USD (5,849,625) (119,613)
KC HRW Wheat (13) 5/2023 USD (570,538) (3,606)
LME Aluminum Base Metal (26) 5/2023 USD (1,558,213) (823)
LME Aluminum Base Metal (29) 5/2023 USD (1,735,469) (7,468)
LME Aluminum Base Metal (30) 5/2023 USD (1,795,125) (5,179)
LME Aluminum Base Metal (38) 5/2023 USD (2,272,400) 32,674
LME Aluminum Base Metal (38) 5/2023 USD (2,269,075) 186,350
LME Aluminum Base Metal (38) 5/2023 USD (2,269,864) 128,906
LME Aluminum Base Metal (159) 5/2023 USD (9,504,225) 421,094
LME Copper Base Metal (1) 5/2023 USD (225,119) (1,534)
LME Copper Base Metal (8) 5/2023 USD (1,798,900) (6,621)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (8) 5/2023 USD $ (1,798,740) $ 12,689
LME Copper Base Metal (8) 5/2023 USD (1,801,050) 13,445
LME Copper Base Metal (20) 5/2023 USD (4,502,250) (25,080)
LME Lead Base Metal (2) 5/2023 USD (105,263) (2,485)
LME Lead Base Metal (3) 5/2023 USD (157,931) (204)
LME Lead Base Metal (3) 5/2023 USD (157,900) (4,498)
LME Lead Base Metal (5) 5/2023 USD (263,219) 2,478
LME Lead Base Metal (15) 5/2023 USD (789,563) (4,332)
LME Lead Base Metal (21) 5/2023 USD (1,105,519) 4,764
LME Nickel Base Metal (2) 5/2023 USD (285,000) 26,144
LME Nickel Base Metal (4) 5/2023 USD (569,280) 145,908
LME Nickel Base Metal (6) 5/2023 USD (854,614) 115,047
LME Nickel Base Metal (8) 5/2023 USD (1,139,897) 117,656
LME Nickel Base Metal (14) 5/2023 USD (1,995,924) 168,644
LME Zinc Base Metal (5) 5/2023 USD (366,219) 11,233
LME Zinc Base Metal (7) 5/2023 USD (513,286) 38,836
LME Zinc Base Metal (14) 5/2023 USD (1,025,910) 36,392
LME Zinc Base Metal (24) 5/2023 USD (1,759,548) 109,653
LME Zinc Base Metal (43) 5/2023 USD (3,154,050) 377,048
Low Sulphur Gasoil (66) 5/2023 USD (4,961,550) (79,469)
Milling Wheat No. 2 (859) 5/2023 EUR (12,122,256) 521,263
Mont Belvieu Propane (160) 5/2023 USD (5,292,000) (277,745)
Natural Gas (60) 5/2023 USD (2,346,750) (99,886)
Rough Rice (22) 5/2023 USD (766,260) 24,873
SGX Iron Ore (49) 5/2023 USD (614,068) (31,369)
Silver (35) 5/2023 USD (4,227,300) (466,122)
Soybean (441) 5/2023 USD (33,196,275) (758,050)
Soybean Oil (203) 5/2023 USD (6,758,682) 96,621
Wheat (110) 5/2023 ZAR (2,036,591) (14,798)
Wheat (1,110) 5/2023 USD (38,419,875) 3,138,058
Australia 10 Year Bond (98) 6/2023 AUD (8,084,669) (73,595)
Australia 3 Year Bond (217) 6/2023 AUD (15,810,272) (128,396)
Canada 10 Year Bond (278) 6/2023 CAD (25,919,926) (946,721)
CBOE Volatility Index (7) 6/2023 USD (160,707) (7,036)
Crude Palm Oil (245) 6/2023 MYR (5,220,652) (47,900)
DAX Index (54) 6/2023 EUR (23,127,993) (772,214)
DJIA CBOT E-Mini Index (261) 6/2023 USD (43,665,300) (1,333,753)
Euro STOXX 50 Index (161) 6/2023 EUR (7,439,898) (172,336)
EURO STOXX 50 Volatility Index (59) 6/2023 EUR (140,448) 4,267
Euro-Bobl (544) 6/2023 EUR (69,639,823) (1,415,870)
Euro-BTP (392) 6/2023 EUR (49,220,857) (1,834,902)
Euro-Bund (289) 6/2023 EUR (42,659,664) (1,098,209)
Euro-Buxl (162) 6/2023 EUR (24,881,076) (1,151,567)
Euro-OAT (327) 6/2023 EUR (46,290,050) (1,377,138)
Euro-Schatz (1,213) 6/2023 EUR (139,094,233) (1,246,139)
FTSE 100 Index (291) 6/2023 GBP (27,422,299) (471,406)
FTSE/JSE Top 40 Index (30) 6/2023 ZAR (1,200,236) (39,040)
FTSE/MIB Index (25) 6/2023 EUR (3,613,554) (83,639)
KOSPI 200 Index (201) 6/2023 KRW (12,494,469) (170,510)
Lean Hogs (265) 6/2023 USD (9,712,250) 968,829
Live Cattle (75) 6/2023 USD (4,863,750) (89,126)
LME Aluminum Base Metal (5) 6/2023 USD (301,274) (11,525)
LME Aluminum Base Metal (8) 6/2023 USD (482,100) (25,756)
LME Aluminum Base Metal (12) 6/2023 USD (721,734) (21,314)
LME Aluminum Base Metal (13) 6/2023 USD (781,726) (15,306)
LME Aluminum Base Metal (21) 6/2023 USD (1,266,274) (35,171)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (24) 6/2023 USD $ (1,445,034) $ (59,105)
LME Aluminum Base Metal (25) 6/2023 USD (1,505,781) (76,702)
LME Aluminum Base Metal (29) 6/2023 USD (1,747,069) (92,710)
LME Aluminum Base Metal (43) 6/2023 USD (2,585,203) (28,649)
LME Aluminum Base Metal (74) 6/2023 USD (4,456,317) (109,035)
LME Aluminum Base Metal (532) 6/2023 USD (32,059,650) (341,391)
LME Copper Base Metal (1) 6/2023 USD (224,813) (4,565)
LME Copper Base Metal (3) 6/2023 USD (674,621) (8,779)
LME Copper Base Metal (3) 6/2023 USD (674,618) (18,375)
LME Copper Base Metal (6) 6/2023 USD (1,349,100) (35,892)
LME Copper Base Metal (7) 6/2023 USD (1,573,775) (73,683)
LME Copper Base Metal (15) 6/2023 USD (3,372,750) (60,359)
LME Copper Base Metal (16) 6/2023 USD (3,596,800) (68,042)
LME Copper Base Metal (22) 6/2023 USD (4,946,425) (186,552)
LME Copper Base Metal (24) 6/2023 USD (5,396,850) (79,263)
LME Copper Base Metal (30) 6/2023 USD (6,743,753) (731)
LME Copper Base Metal (86) 6/2023 USD (19,333,875) (28,227)
LME Lead Base Metal (6) 6/2023 USD (315,938) 1,536
LME Lead Base Metal (7) 6/2023 USD (369,425) (6,380)
LME Lead Base Metal (11) 6/2023 USD (579,906) (4,271)
LME Lead Base Metal (11) 6/2023 USD (579,219) 2,854
LME Lead Base Metal (13) 6/2023 USD (684,775) 1,758
LME Lead Base Metal (18) 6/2023 USD (948,150) 13,301
LME Lead Base Metal (151) 6/2023 USD (7,956,756) (45,333)
LME Nickel Base Metal (1) 6/2023 USD (142,870) (4,352)
LME Nickel Base Metal (2) 6/2023 USD (285,948) (15,881)
LME Nickel Base Metal (4) 6/2023 USD (571,544) (9,887)
LME Nickel Base Metal (5) 6/2023 USD (714,870) (7,904)
LME Nickel Base Metal (10) 6/2023 USD (1,428,380) (42,554)
LME Nickel Base Metal (11) 6/2023 USD (1,570,206) 19,372
LME Nickel Base Metal (12) 6/2023 USD (1,715,400) (63,371)
LME Nickel Base Metal (19) 6/2023 USD (2,711,946) 73,670
LME Nickel Base Metal (85) 6/2023 USD (12,152,790) 149,308
LME Zinc Base Metal (6) 6/2023 USD (439,019) 8,727
LME Zinc Base Metal (9) 6/2023 USD (658,496) 7,974
LME Zinc Base Metal (12) 6/2023 USD (877,764) 1,118
LME Zinc Base Metal (18) 6/2023 USD (1,316,552) (24,563)
LME Zinc Base Metal (26) 6/2023 USD (1,901,549) (19,703)
LME Zinc Base Metal (36) 6/2023 USD (2,631,042) (34,109)
LME Zinc Base Metal (37) 6/2023 USD (2,706,624) (406)
LME Zinc Base Metal (241) 6/2023 USD (17,621,619) 263,446
Long Gilt (102) 6/2023 GBP (13,074,704) (465,834)
MSCI EAFE E-Mini Index (255) 6/2023 USD (26,730,375) (1,039,605)
MSCI Emerging Markets E-Mini Index (334) 6/2023 USD (16,624,850) (623,055)
NASDAQ 100 E-Mini Index (74) 6/2023 USD (19,686,590) (1,385,596)
Nikkei 225 Index (50) 6/2023 JPY (10,559,217) (404,899)
Palladium (6) 6/2023 USD (880,800) 29,803
Russell 2000 E-Mini Index (260) 6/2023 USD (23,575,500) (197,129)
S&P 500 E-Mini Index (126) 6/2023 USD (26,067,825) (992,169)
S&P Midcap 400 E-Mini Index (70) 6/2023 USD (17,707,900) (447,663)
S&P/TSX 60 Index (132) 6/2023 CAD (23,620,333) (437,454)
SPI 200 Index (244) 6/2023 AUD (29,321,626) (626,412)
TOPIX Index (2) 6/2023 JPY (301,789) (12,054)
U.S. Treasury 10 Year Note (208) 6/2023 USD (23,933,000) (718,200)
U.S. Treasury 2 Year Note (246) 6/2023 USD (50,823,984) (598,062)
U.S. Treasury 5 Year Note (430) 6/2023 USD (47,148,828) (1,063,986)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
U.S. Treasury Long Bond (140) 6/2023 USD $ (18,388,125) $ (728,801)
U.S. Treasury Ultra Bond (83) 6/2023 USD (11,757,469) (591,935)
CBOE Volatility Index (11) 7/2023 USD (259,535) (12,574)
Platinum (11) 7/2023 USD (551,705) (11,703)
Rapeseed (354) 7/2023 EUR (9,031,553) (37,629)
Robusta Coffee (27) 7/2023 USD (586,710) (8,535)
White Maize (269) 7/2023 ZAR (5,739,573) 404,308
Yellow Maize (278) 7/2023 ZAR (6,256,366) 398,338
CBOE Volatility Index (11) 8/2023 USD (260,689) (16,881)
Rubber (99) 8/2023 JPY (776,193) 30,083
3 Month Canadian Bankers Acceptance (194) 9/2023 CAD (34,217,351) (106,374)
3 Month Euro Euribor (94) 9/2023 EUR (24,564,440) 894,519
90-Day Australian Bank Bill (137) 9/2023 AUD (90,782,988) (105,905)
90-Day New Zealand Bill (74) 9/2023 NZD (45,669,735) (8,611)
3 Month Canadian Bankers Acceptance (200) 12/2023 CAD (35,355,161) (15,127)
3 Month Euro Euribor (84) 12/2023 EUR (21,969,421) 9,967
3 Month SARON (16) 12/2023 CHF (4,277,611) 3,711
3 Month SOFR (30) 12/2023 USD (7,155,375) (18,425)
3 Month SONIA (97) 12/2023 GBP (28,547,694) 29,433
90-Day Australian Bank Bill (151) 12/2023 AUD (100,077,205) (164,934)
90-Day New Zealand Bill (69) 12/2023 NZD (42,595,345) (14,426)
ECX Emission (2) 12/2023 EUR (199,396) (16,024)
Phelix DE Base Year Power (1) 12/2023 EUR (1,458,373) (158,089)
3 Month Canadian Bankers Acceptance (282) 3/2024 CAD (50,007,270) (112,654)
3 Month Euro Euribor (125) 3/2024 EUR (32,745,122) 13,924
3 Month SARON (22) 3/2024 CHF (5,879,010) 7,966
3 Month SOFR (36) 3/2024 USD (8,615,250) (45,778)
3 Month SONIA (97) 3/2024 GBP (28,586,583) 330,246
90-Day Australian Bank Bill (161) 3/2024 AUD (106,723,098) (137,819)
90-Day New Zealand Bill (76) 3/2024 NZD (46,933,749) (48,059)
3 Month Canadian Bankers Acceptance (309) 6/2024 CAD (54,975,250) (409,065)
3 Month Euro Euribor (157) 6/2024 EUR (41,198,108) 17,951
3 Month SARON (29) 6/2024 CHF (7,753,566) 12,981
3 Month SOFR (35) 6/2024 USD (8,411,813) (30,037)
3 Month SONIA (96) 6/2024 GBP (28,358,490) (63,549)
90-Day Australian Bank Bill (155) 6/2024 AUD (102,755,890) (140,981)
3 Month Euro Euribor (156) 9/2024 EUR (40,990,684) 55,005
3 Month SARON (18) 9/2024 CHF (4,818,952) 6,198
3 Month SOFR (37) 9/2024 USD (8,925,325) (39,545)
3 Month SONIA (84) 9/2024 GBP (24,873,262) (68,396)
3 Month Euro Euribor (167) 12/2024 EUR (43,930,858) 61,207
3 Month SOFR (41) 12/2024 USD (9,918,925) (34,002)
3 Month SONIA (92) 12/2024 GBP (27,283,284) (61,239)
3 Month Euro Euribor (192) 3/2025 EUR (50,543,773) (170,630)
3 Month SOFR (30) 3/2025 USD (7,269,750) (24,871)
3 Month SONIA (87) 3/2025 GBP (25,823,303) (61,773)
3 Month SOFR (28) 6/2025 USD (6,791,050) (30,733)
3 Month SONIA (88) 6/2025 GBP (26,133,693) (67,756)
(19,243,114)
$ (22,120,113)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
Forward foreign currency exchange contracts outstanding as of March 31, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
COP 9,108,711,192 USD 1,834,602 CITI
**
6/21/2023 $ 90,123
COP 9,108,711,184 USD 1,834,593 JPMC
**
6/21/2023 90,132
CZK 175,000,000 USD 7,829,146 CITI 6/21/2023 225,241
CZK 175,000,000 USD 7,829,107 JPMC 6/21/2023 225,280
EUR 396,442,046 USD 425,189,227 CITI 6/21/2023 6,688,474
EUR 396,442,038 USD 425,187,092 JPMC 6/21/2023 6,690,600
GBP 27,490,000 USD 33,640,690 CITI 6/21/2023 324,019
GBP 27,490,000 USD 33,640,522 JPMC 6/21/2023 324,187
ILS 3,121,500 USD 855,745 CITI 6/21/2023 15,044
ILS 3,121,500 USD 855,740 JPMC 6/21/2023 15,049
INR 980,000,000 USD 11,812,668 CITI
**
6/21/2023 68,982
INR 980,000,000 USD 11,812,609 JPMC
**
6/21/2023 69,040
JPY 6,525,000,000 USD 49,285,128 CITI 6/21/2023 435,711
JPY 6,525,000,000 USD 49,284,882 JPMC 6/21/2023 435,957
KRW 1,475,842,659 USD 1,126,133 CITI
**
6/21/2023 8,862
KRW 1,475,842,657 USD 1,127,024 JPMC
**
6/21/2023 7,970
MXN 230,056,126 USD 12,240,528 CITI 6/21/2023 329,836
MXN 230,056,122 USD 12,240,466 JPMC 6/21/2023 329,897
PHP 130,000,000 USD 2,377,300 CITI
**
6/21/2023 15,397
PHP 130,000,000 USD 2,377,288 JPMC
**
6/21/2023 15,409
SEK 99,500,000 USD 9,553,656 CITI 6/21/2023 72,794
SEK 99,500,000 USD 9,553,609 JPMC 6/21/2023 72,842
SGD 92,472,500 USD 69,134,820 CITI 6/21/2023 530,367
SGD 92,472,500 USD 69,134,475 JPMC 6/21/2023 530,713
TWD 45,940,998 USD 1,515,694 CITI
**
6/21/2023 1,637
TWD 91,881,994 USD 3,032,069 JPMC
**
6/21/2023 2,594
USD 69,721,200 AUD 102,904,502 CITI 6/21/2023 734,105
USD 69,721,546 AUD 102,904,498 JPMC 6/21/2023 734,455
USD 9,272,355 KRW 12,000,000,003 CITI
**
6/21/2023 43,780
USD 9,272,401 KRW 11,999,999,997 JPMC
**
6/21/2023 43,826
USD 5,210,207 NOK 54,000,000 CITI 6/21/2023 33,944
USD 5,210,233 NOK 54,000,000 JPMC 6/21/2023 33,970
USD 13,444,685 SEK 138,687,688 CITI 6/21/2023 26,893
USD 13,444,752 SEK 138,687,687 JPMC 6/21/2023 26,960
USD 10,323,875 TWD 312,000,000 CITI
**
6/21/2023 19,194
USD 10,323,927 TWD 312,000,000 JPMC
**
6/21/2023 19,246
ZAR 9,000,000 USD 487,075 CITI 6/21/2023 14,897
ZAR 9,000,000 USD 487,073 JPMC 6/21/2023 14,899
USD 357,919 CLP 286,533,604 CITI
**
6/22/2023 690
USD 357,921 CLP 286,533,603 JPMC
**
6/22/2023 692
Total unrealized appreciation 19,363,708
AUD 114,483,046 USD 78,566,207 CITI 6/21/2023 (1,816,865)
AUD 114,483,042 USD 78,565,811 JPMC 6/21/2023 (1,816,472)
EUR 5,099,000 USD 5,572,960 CITI 6/21/2023 (18,190)
EUR 5,099,000 USD 5,572,932 JPMC 6/21/2023 (18,162)
ILS 1,040,500 USD 293,364 CITI 6/21/2023 (3,101)
ILS 1,040,500 USD 293,362 JPMC 6/21/2023 (3,100)
INR 785,000,000 USD 9,525,590 CITI
**
6/21/2023 (8,146)
INR 785,000,000 USD 9,525,542 JPMC
**
6/21/2023 (8,098)
JPY 7,925,000,000 USD 60,614,780 CITI 6/21/2023 (225,868)
JPY 7,925,000,000 USD 60,614,477 JPMC 6/21/2023 (225,564)
KRW 2,459,737,761 USD 1,901,073 CITI
**
6/21/2023 (9,417)
KRW 2,459,737,760 USD 1,901,418 JPMC
**
6/21/2023 (9,762)
NOK 192,710,503 USD 18,693,323 CITI 6/21/2023 (220,724)
NOK 192,710,501 USD 18,693,229 JPMC 6/21/2023 (220,631)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGD 13,648,000 USD 10,300,480 CITI 6/21/2023 $ (18,608)
SGD 13,648,000 USD 10,300,429 JPMC 6/21/2023 (18,556)
TWD 345,586,980 USD 11,505,135 CITI
**
6/21/2023 (91,150)
TWD 299,645,979 USD 9,987,297 JPMC
**
6/21/2023 (90,643)
USD 52,219,870 AUD 78,427,000 CITI 6/21/2023 (357,528)
USD 52,220,132 AUD 78,427,000 JPMC 6/21/2023 (357,268)
USD 1,067,280 BRL 5,684,154 CITI
**
6/21/2023 (37,893)
USD 1,067,285 BRL 5,684,152 JPMC
**
6/21/2023 (37,887)
USD 102,778,702 CAD 140,508,021 CITI 6/21/2023 (1,321,107)
USD 102,779,215 CAD 140,508,020 JPMC 6/21/2023 (1,320,593)
USD 42,378,808 CHF 39,061,003 CITI 6/21/2023 (681,374)
USD 42,379,013 CHF 39,060,997 JPMC 6/21/2023 (681,162)
USD 2,501,850 COP 12,100,000,004 CITI
**
6/21/2023 (54,953)
USD 2,501,862 COP 12,099,999,996 JPMC
**
6/21/2023 (54,940)
USD 26,678,581 CZK 596,066,504 CITI 6/21/2023 (755,422)
USD 26,678,626 CZK 596,066,496 JPMC 6/21/2023 (755,376)
USD 17,882,927 EUR 16,623,000 CITI 6/21/2023 (225,906)
USD 17,883,017 EUR 16,623,000 JPMC 6/21/2023 (225,817)
USD 46,120,039 GBP 38,218,510 CITI 6/21/2023 (1,100,062)
USD 46,120,264 GBP 38,218,506 JPMC 6/21/2023 (1,099,831)
USD 8,222,568 HUF 3,074,584,861 CITI 6/21/2023 (337,334)
USD 8,222,609 HUF 3,074,584,857 JPMC 6/21/2023 (337,293)
USD 393,232 IDR 6,000,451,648 CITI
**
6/21/2023 (7,646)
USD 393,197 IDR 6,000,451,640 JPMC
**
6/21/2023 (7,681)
USD 35,408,841 INR 2,949,408,856 CITI
**
6/21/2023 (350,181)
USD 35,409,018 INR 2,949,408,848 JPMC
**
6/21/2023 (350,004)
USD 169,655,713 JPY 22,653,239,723 CITI 6/21/2023 (2,963,152)
USD 169,656,561 JPY 22,653,239,717 JPMC 6/21/2023 (2,962,304)
USD 1,334,871 KRW 1,750,000,000 CITI
**
6/21/2023 (10,964)
USD 1,334,877 KRW 1,750,000,000 JPMC
**
6/21/2023 (10,957)
USD 40,491,478 NOK 428,500,001 CITI 6/21/2023 (583,130)
USD 40,491,680 NOK 428,499,999 JPMC 6/21/2023 (582,928)
USD 60,417,205 NZD 97,753,532 CITI 6/21/2023 (706,377)
USD 60,417,506 NZD 97,753,530 JPMC 6/21/2023 (706,075)
USD 4,719,354 PHP 260,753,100 CITI
**
6/21/2023 (79,901)
USD 4,719,378 PHP 260,753,092 JPMC
**
6/21/2023 (79,877)
USD 8,446,018 PLN 38,206,992 CITI 6/21/2023 (362,091)
USD 8,446,061 PLN 38,206,992 JPMC 6/21/2023 (362,048)
USD 22,485,231 SEK 234,187,688 CITI 6/21/2023 (172,017)
USD 22,485,343 SEK 234,187,688 JPMC 6/21/2023 (171,904)
USD 17,672,990 SGD 23,632,500 CITI 6/21/2023 (130,817)
USD 17,673,078 SGD 23,632,500 JPMC 6/21/2023 (130,729)
USD 1,844,818 TWD 56,000,002 CITI
**
6/21/2023 (4,740)
USD 1,844,827 TWD 55,999,998 JPMC
**
6/21/2023 (4,731)
USD 54,405,894 ZAR 1,002,852,448 CITI 6/21/2023 (1,527,855)
USD 54,392,189 ZAR 1,002,852,448 JPMC 6/21/2023 (1,541,560)
USD 2,448,199 CLP 2,005,735,227 CITI
**
6/22/2023 (52,403)
USD 2,448,212 CLP 2,005,735,222 JPMC
**
6/22/2023 (52,391)
Total unrealized depreciation (28,479,266)
Net unrealized depreciation $ (9,115,558)
** Non-deliverable forward.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
Total Return Basket Swaps Outstanding at March 31, 2023
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NIBOR plus
or minus a specified spread
(-0.23% to 0.23%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
25 months
maturity
02/25/2025 $10,103,607 $139,510 $(436,600) $(297,090)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA plus
or minus a specified spread
(-0.30% to 0.23%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
24 months
maturity ranging
from 01/27/2025
- 03/10/2025 $6,744,880 $(16,542) $(60,458) $(77,000)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.10% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
43-61 months
maturity
ranging from
09/24/2026
- 03/29/2028 $154,419,256 $(824,478) $37,606 $(786,872)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Amada Co. Ltd. 100,500 942,032 (47,262) 6.0
Bank of Kyoto Ltd. (The) 19,800 936,530 (95,412) 12.1
Hirose Electric Co. Ltd. 7,200 941,952 4,365 (0.6)
IHI Corp. 48,700 1,223,305 (84,287) 10.7
Japan Tobacco, Inc. 62,700 1,324,446 4,571 (0.6)
KDDI Corp. 43,000 1,326,024 1,238 (0.2)
Kyushu Electric Power Co., Inc. 190,200 1,086,916 8,244 (1.0)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Lawson, Inc. 24,600 1,041,511 5,819 (0.7)
Marubeni Corp. 83,500 1,135,576 (73,138) 9.3
MISUMI Group, Inc. 53,600 1,346,877 (15,578) 2.0
Mitsubishi Corp. 50,500 1,814,791 (123,055) 15.6
Mitsubishi Motors Corp. 499,900 1,970,004 (179,820) 22.9
Nitto Denko Corp. 14,500 938,459 (21,473) 2.7
Ono Pharmaceutical Co. Ltd. 61,600 1,283,633 (35,010) 4.4
Osaka Gas Co. Ltd. 84,800 1,393,078 (42,662) 5.4
Recruit Holdings Co. Ltd. 57,700 1,587,272 (1,081) 0.1
SCREEN Holdings Co. Ltd. 15,300 1,357,173 34,304 (4.4)
Shin-Etsu Chemical Co. Ltd. 33,500 1,087,445 49,456 (6.3)
Subaru Corp. 63,600 1,015,286 (86,907) 11.0
Sumitomo Corp. 69,200 1,225,902 (64,285) 8.2
Tokyo Electric Power Co. Holdings, Inc. 256,100 914,845 12,154 (1.5)
Tokyo Gas Co. Ltd. 80,600 1,514,733 (78,752) 10.0
Toyo Suisan Kaisha Ltd. 27,300 1,140,895 (45,480) 5.8
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (80,800) (1,567,585) 40,808 (5.2)
Ajinomoto Co., Inc. (28,800) (1,001,891) (25,803) 3.3
ANA Holdings, Inc. (54,900) (1,193,247) (10,483) 1.3
Asahi Intecc Co. Ltd. (63,700) (1,125,468) 20,197 (2.6)
Asahi Kasei Corp. (143,100) (1,002,289) 58,230 (7.4)
BayCurrent Consulting, Inc. (26,500) (1,100,230) 57,367 (7.3)
Bridgestone Corp. (29,200) (1,186,183) (8,506) 1.1
Daiichi Sankyo Co. Ltd. (44,000) (1,605,016) (113,440) 14.4
Daikin Industries Ltd. (7,200) (1,291,727) 8,909 (1.1)
Fast Retailing Co. Ltd. (5,200) (1,138,345) 6,614 (0.8)
Isuzu Motors Ltd. (90,400) (1,080,369) 81,843 (10.4)
ITOCHU Corp. (38,400) (1,250,552) 9,252 (1.2)
JSR Corp. (59,700) (1,412,280) 49,027 (6.2)
Kobe Bussan Co. Ltd. (46,100) (1,287,212) (21,654) 2.8
Kose Corp. (15,700) (1,866,075) 17,570 (2.2)
Kubota Corp. (63,700) (965,777) 58,509 (7.4)
MatsukiyoCocokara & Co. (35,400) (1,875,196) (22,212) 2.8
Nintendo Co. Ltd. (53,600) (2,081,910) 28,180 (3.6)
Nippon Paint Holdings Co. Ltd. (101,000) (949,713) (31,566) 4.0
Sekisui House Ltd. (120,700) (2,460,016) 19,436 (2.5)
Seven & i Holdings Co. Ltd. (36,800) (1,662,408) 163,803 (20.8)
Sharp Corp. (132,800) (938,959) 11,220 (1.4)
Sony Group Corp. (18,900) (1,721,476) (9,764) 1.2
Sumitomo Electric Industries Ltd. (87,200) (1,120,251) 20,524 (2.6)
Unicharm Corp. (31,700) (1,303,052) (77,072) 9.8
Yaskawa Electric Corp. (35,900) (1,574,571) (36,096) 4.6
Z Holdings Corp. (444,600) (1,260,642) 3,090 (0.4)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-2.23% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
43-61 months
maturity
ranging from
09/21/2026
- 03/29/2028 $888,030,906 $(8,434,247) $(1,884,331) $(10,318,578)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Accenture plc 20,167 5,763,930 334,737 (3.2)
Adobe, Inc. 14,658 5,648,753 238,407 (2.3)
Alphabet, Inc. 51,957 5,389,500 125,409 (1.2)
American International Group, Inc. 62,086 3,126,651 (337,748) 3.3
Apple, Inc. 29,337 4,837,671 169,381 (1.6)
Automatic Data Processing, Inc. 13,880 3,090,104 106,533 (1.0)
Cardinal Health, Inc. 33,593 2,536,272 141,427 (1.4)
Centene Corp. 41,238 2,606,654 (96,085) 0.9
Cigna Group (The) 20,886 5,337,000 (230,035) 2.2
CVS Health Corp. 58,544 4,350,405 (69,767) 0.7
Danaher Corp. 22,161 5,585,458 85,324 (0.8)
Deere & Co. 6,384 2,635,826 (54,519) 0.5
Discover Financial Services 26,481 2,617,382 (18,673) 0.2
Fiserv, Inc. 22,578 2,551,991 (33,017) 0.3
General Motors Co. 87,636 3,214,488 (62,339) 0.6
Global Payments, Inc. 30,000 3,157,200 12,242 (0.1)
Intel Corp. 134,353 4,389,313 837,019 (8.1)
Johnson & Johnson 29,822 4,622,410 55,284 (0.5)
Mastercard, Inc. 15,517 5,639,033 123,701 (1.2)
Meta Platforms, Inc. 23,696 5,022,130 202,102 (2.0)
Microsoft Corp. 19,545 5,634,824 260,331 (2.5)
PayPal Holdings, Inc. 58,479 4,440,895 25,627 (0.2)
PNC Financial Services Group, Inc. (The) 20,310 2,581,401 (218,739) 2.1
Regeneron Pharmaceuticals, Inc. 3,046 2,502,807 74,331 (0.7)
Roper Technologies, Inc. 6,588 2,903,266 84,058 (0.8)
Salesforce, Inc. 14,846 2,965,934 255,390 (2.5)
Thermo Fisher Scientific, Inc. 7,949 4,581,565 105,215 (1.0)
UnitedHealth Group, Inc. 11,455 5,413,518 (104,166) 1.0
Veeva Systems, Inc. 14,928 2,743,617 90,984 (0.9)
Visa, Inc. 23,681 5,339,118 78,104 (0.8)
Waters Corp. 8,608 2,665,295 43,422 (0.4)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Affirm Holdings, Inc. (296,540) (3,342,006) (183,357) 1.8
agilon health, Inc. (112,875) (2,680,781) (9,030) 0.1
Alcoa Corp. (88,716) (3,775,753) (93,925) 0.9
Atmos Energy Corp. (23,516) (2,642,258) (43,034) 0.4
Baker Hughes Co. (179,533) (5,181,322) (231,303) 2.2
Carnival Corp. (461,405) (4,683,261) (454,916) 4.4
Coinbase Global, Inc. (36,378) (2,458,061) (228,934) 2.2
DuPont de Nemours, Inc. (36,280) (2,603,816) (34,466) 0.3
Eli Lilly & Co. (7,955) (2,731,906) (211,364) 2.0
EQT Corp. (101,347) (3,233,983) (145,134) 1.4
Halliburton Co. (99,200) (3,138,688) (143,577) 1.4
Hanesbrands, Inc. (577,521) (3,037,760) (58,439) 0.6
Honeywell International, Inc. (16,364) (3,127,488) 28,801 (0.3)
Norwegian Cruise Line Holdings Ltd. (322,313) (4,335,110) (216,345) 2.1
NVIDIA Corp. (8,837) (2,454,653) (383,614) 3.7
Rivian Automotive, Inc. (239,128) (3,701,701) (480,503) 4.7
Schlumberger NV (95,767) (4,702,160) (272,130) 2.6
United Parcel Service, Inc. (12,679) (2,459,599) (140,864) 1.4
Wayfair, Inc. (72,978) (2,506,065) (75,899) 0.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-1.05% to 0.30%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
01/28/2025
- 03/10/2025 $60,336,753 $329,110 $(693,809) $(364,699)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Allkem Ltd. 172,530 1,382,156 212,733 (58.3)
ALS Ltd. 81,857 679,745 52,685 (14.4)
ANZ Group Holdings Ltd. 56,465 870,133 23,157 (6.3)
Aristocrat Leisure Ltd. 73,532 1,838,484 38,030 (10.4)
Aurizon Holdings Ltd. 480,873 1,083,101 (16,223) 4.4
BHP Group Ltd. 48,234 1,524,866 120,726 (33.1)
BlueScope Steel Ltd. 121,990 1,651,180 58,622 (16.1)
Brambles Ltd. 71,162 641,614 (557) 0.2
Incitec Pivot Ltd. 855,592 1,802,925 (32,939) 9.0
JB Hi-Fi Ltd. 48,521 1,384,757 29,346 (8.0)
Medibank Pvt Ltd. 210,930 476,000 17,762 (4.9)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
New Hope Corp. Ltd. 166,303 632,318 29,802 (8.2)
Origin Energy Ltd. 510,837 2,844,896 55,094 (15.1)
Pilbara Minerals Ltd. 547,039 1,455,344 197,445 (54.1)
Qantas Airways Ltd. 690,432 3,081,712 81,836 (22.4)
Qube Holdings Ltd. 336,634 650,033 (34,037) 9.3
Sonic Healthcare Ltd. 46,944 1,100,507 15,710 (4.3)
South32 Ltd. 606,610 1,777,810 107,198 (29.4)
Suncorp Group Ltd. 117,538 955,011 20,835 (5.7)
Telstra Group Ltd. 255,355 723,013 4,399 (1.2)
Whitehaven Coal Ltd. 277,730 1,250,315 65,877 (18.1)
United States
Computershare Ltd. 36,094 524,273 18,329 (5.0)
Short Positions
Common Stocks
Australia
APA Group (111,614) (758,218) (9,150) 2.5
carsales.com Ltd. (82,389) (1,231,307) (23,007) 6.3
Commonwealth Bank of Australia (30,518) (2,014,966) (75,562) 20.7
Domino's Pizza Enterprises Ltd. (36,559) (1,227,259) (26,626) 7.3
Endeavour Group Ltd. (226,479) (1,028,961) 18,657 (5.1)
Fortescue Metals Group Ltd. (27,734) (416,886) (40,177) 11.0
IDP Education Ltd. (85,769) (1,580,592) (50,967) 14.0
Insurance Australia Group Ltd. (193,821) (610,089) (18,002) 4.9
Lendlease Corp. Ltd. (152,822) (743,726) 7,105 (1.9)
Macquarie Group Ltd. (4,293) (508,290) (29,057) 8.0
Mineral Resources Ltd. (14,716) (795,502) (43,863) 12.0
National Australia Bank Ltd. (20,133) (375,146) (6,264) 1.7
Newcrest Mining Ltd. (45,382) (810,087) (5,283) 1.4
NEXTDC Ltd. (158,127) (1,119,031) (51,461) 14.1
Pro Medicus Ltd. (18,544) (799,794) 8,036 (2.2)
QBE Insurance Group Ltd. (69,902) (684,377) (23,204) 6.4
REA Group Ltd. (19,940) (1,859,274) (100,126) 27.5
Reece Ltd. (48,834) (572,326) (39,264) 10.8
Seven Group Holdings Ltd. (38,305) (595,019) 1,321 (0.4)
Transurban Group (139,035) (1,327,560) (15,277) 4.2
Wesfarmers Ltd. (67,135) (2,269,063) (53,516) 14.7
Westpac Banking Corp. (22,043) (320,937) (8,121) 2.2
WiseTech Global Ltd. (18,849) (830,368) (29,284) 8.0
Woodside Energy Group Ltd. (46,800) (1,045,519) (61,029) 16.7
Woolworths Group Ltd. (55,493) (1,410,782) (17,891) 4.9
Worley Ltd. (44,549) (431,492) (25,905) 7.1
United States
CSL Ltd. (17,580) (3,404,726) (9,291) 2.5
James Hardie Industries plc (16,403) (353,054) (5,038) 1.4

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
01/27/2025
- 04/25/2025 $86,486,635 $426,369 $(1,941,559) $(1,515,190)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 115,289 1,633,581 63,978 (4.2)
Alimentation Couche-Tard, Inc. 69,601 3,499,362 132,868 (8.8)
ARC Resources Ltd. 173,439 1,967,310 20,533 (1.4)
Atco Ltd. 25,407 814,378 27,447 (1.8)
Bank of Nova Scotia (The) 41,467 2,088,538 48,171 (3.2)
Brookfield Corp. 49,074 1,598,763 114,016 (7.5)
Canadian Tire Corp. Ltd. 6,032 787,173 25,931 (1.7)
Cenovus Energy, Inc. 48,759 850,712 49,787 (3.3)
Empire Co. Ltd. 37,749 1,011,947 47,204 (3.1)
Fairfax Financial Holdings Ltd. 2,218 1,475,105 (4,825) 0.3
Finning International, Inc. 49,801 1,241,432 46,429 (3.1)
George Weston Ltd. 6,307 835,800 40,460 (2.7)
iA Financial Corp., Inc. 12,552 795,564 28,884 (1.9)
Imperial Oil Ltd. 27,878 1,417,725 81,066 (5.4)
MEG Energy Corp. 78,218 1,256,465 81,025 (5.3)
Metro, Inc. 12,538 689,660 22,080 (1.5)
National Bank of Canada 14,991 1,072,275 30,725 (2.0)
Nutrien Ltd. 44,544 3,289,631 25,378 (1.7)
Onex Corp. 14,971 699,865 12,628 (0.8)
Open Text Corp. 45,770 1,765,438 37,253 (2.5)
Pembina Pipeline Corp. 29,969 970,805 30,157 (2.0)
Sun Life Financial, Inc. 23,040 1,076,393 17,730 (1.2)
TC Energy Corp. 16,668 648,344 1,603 (0.1)
Toromont Industries Ltd. 8,763 719,260 26,260 (1.7)
Tourmaline Oil Corp. 38,686 1,612,131 29,769 (2.0)
West Fraser Timber Co. Ltd. 11,896 848,520 (10,034) 0.7
Whitecap Resources, Inc. 184,449 1,426,187 10,918 (0.7)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (40,036) (1,928,186) (27,254) 1.8
Canada
Agnico Eagle Mines Ltd. (22,711) (1,157,816) 24,534 (1.6)
Algonquin Power & Utilities Corp. (116,688) (979,091) (30,219) 2.0
Barrick Gold Corp. (116,424) (2,161,360) 14,645 (1.0)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
BCE, Inc. (48,995) (2,194,715) 5,800 (0.4)
CAE, Inc. (30,908) (698,889) (33,847) 2.2
Cameco Corp. (25,254) (661,294) (32,887) 2.2
Canadian Imperial Bank of Commerce (59,645) (2,529,230) (45,015) 3.0
Canadian Pacific Railway Ltd. (51,333) (3,952,812) (21,270) 1.4
Constellation Software, Inc. (336) (631,702) (25,112) 1.7
Emera, Inc. (22,140) (909,517) (983) 0.1
Fortis, Inc. (40,906) (1,738,846) (21,187) 1.4
Franco-Nevada Corp. (6,891) (1,005,122) (3,212) 0.2
GFL Environmental, Inc. (26,183) (902,795) (44,171) 2.9
Intact Financial Corp. (5,223) (747,490) (5,488) 0.4
Kinross Gold Corp. (224,019) (1,054,207) (58,015) 3.8
Manulife Financial Corp. (98,541) (1,808,226) (34,998) 2.3
Pan American Silver Corp. (100,254) (1,829,274) 2,225 (0.1)
Rogers Communications, Inc. (79,908) (3,703,616) 3,548 (0.2)
Royal Bank of Canada (37,775) (3,612,592) (41,367) 2.7
Shopify, Inc. (27,565) (1,321,652) (65,675) 4.3
United States
BRP, Inc. (12,862) (1,006,500) (19,700) 1.3
Zambia
First Quantum Minerals Ltd. (51,257) (1,178,361) (80,782) 5.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 03/25/2025 $34,877,060 $(10,218) $22,245 $12,027
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 14,561 113,470 9,389 78.1
Switzerland
ABB Ltd. (Registered) 64,121 2,205,860 143,364 1,192.0
Baloise Holding AG (Registered) 4,131 643,264 17,485 145.4
Barry Callebaut AG (Registered) 533 1,129,304 18,390 152.9
Chocoladefabriken Lindt & Spruengli AG 26 307,077 8,700 72.3
Clariant AG (Registered) 21,558 357,633 13,393 111.4
DKSH Holding AG 8,011 645,849 17,192 142.9
Galenica AG 2,590 219,108 7,368 61.3
Georg Fischer AG (Registered) 6,679 519,829 34,024 282.9
Helvetia Holding AG (Registered) 6,509 907,280 38,654 321.4

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Julius Baer Group Ltd. 1,765 120,564 3,586 29.8
Novartis AG (Registered) 11,441 1,050,496 22,000 182.9
SGS SA (Registered) 194 427,915 (6,753) (56.2)
Sonova Holding AG (Registered) 2,486 733,342 44,560 370.5
Swatch Group AG (The) 1,905 656,064 21,238 176.6
Swiss Life Holding AG (Registered) 1,728 1,066,360 55,189 458.9
Swisscom AG (Registered) 1,137 725,602 (8,083) (67.2)
Temenos AG (Registered) 15,578 1,084,012 77,091 641.0
UBS Group AG (Registered) 39,808 842,369 83,365 693.2
United States
Holcim AG 10,848 699,602 25,685 213.6
Swiss Re AG 12,065 1,239,480 28,431 236.4
Short Positions
Common Stocks
Switzerland
Adecco Group AG (Registered) (21,845) (795,705) (44,339) (368.7)
Bachem Holding AG (8,928) (897,819) (36,195) (301.0)
Banque Cantonale Vaudoise (Registered) (4,919) (464,187) (2,636) (21.9)
Belimo Holding AG (Registered) (363) (175,448) (881) (7.3)
BKW AG (2,143) (336,941) (6,924) (57.6)
Cie Financiere Richemont SA (Registered) (2,561) (410,672) (15,585) (129.6)
EMS-Chemie Holding AG (Registered) (295) (243,856) (8,649) (71.9)
Flughafen Zurich AG (Registered) (1,866) (341,881) (12,917) (107.4)
Geberit AG (Registered) (3,052) (1,704,381) (71,555) (595.0)
Givaudan SA (Registered) (342) (1,113,138) (23,912) (198.8)
Logitech International SA (Registered) (22,511) (1,313,890) (116,190) (966.1)
Lonza Group AG (Registered) (1,367) (822,934) (19,124) (159.0)
Partners Group Holding AG (1,045) (984,100) (43,663) (363.0)
Schindler Holding AG (5,296) (1,173,476) (23,342) (194.1)
SIG Group AG (79,669) (2,052,527) (34,136) (283.8)
Sika AG (Registered) (4,313) (1,209,777) (32,240) (268.1)
Straumann Holding AG (Registered) (9,820) (1,472,849) (89,925) (747.7)
Tecan Group AG (Registered) (2,279) (998,293) (12,914) (107.4)
VAT Group AG (1,528) (552,041) (30,990) (257.7)
United States
Nestle SA (Registered) (17,376) (2,118,665) (38,369) (319.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.50% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 03/25/2025 $17,332,599 $(695,751) $98,411 $(597,340)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 1,453 2,641,132 (637,417) 106.7
Carlsberg A/S 5,331 827,195 18,933 (3.2)
Danske Bank A/S 46,177 929,025 5,734 (1.0)
DSV A/S 4,135 801,766 21,941 (3.7)
ISS A/S 56,581 1,154,765 75,753 (12.7)
Jyske Bank A/S (Registered) 9,217 645,904 11,387 (1.9)
Novo Nordisk A/S 5,624 893,211 19,649 (3.3)
Pandora A/S 12,456 1,195,629 83,006 (13.9)
Short Positions
Common Stocks
Denmark
Ambu A/S (22,769) (342,381) (17,154) 2.9
Coloplast A/S (16,703) (2,199,239) (96,942) 16.2
Demant A/S (20,079) (704,902) (43,139) 7.2
Novozymes A/S (35,854) (1,835,839) (5,912) 1.0
Orsted A/S (5,078) (432,991) (17,990) 3.0
ROCKWOOL A/S (3,369) (826,138) (32,607) 5.5
Royal Unibrew A/S (4,548) (396,456) (11,527) 1.9
Tryg A/S (14,484) (316,701) (6,120) 1.0
Vestas Wind Systems A/S (40,808) (1,189,325) (63,346) 10.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-1.10% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 03/25/2025 $232,008,062 $(120,842) $(6,230,065) $(6,350,907)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 1,052,560 1,939,616 174,285 (2.7)
Cie de Saint-Gobain 58,263 3,311,879 136,139 (2.1)
Eiffage SA 15,004 1,623,673 56,044 (0.9)
Getlink SE 107,444 1,769,563 68,909 (1.1)
Renault SA 55,290 2,253,408 65,095 (1.0)
Rexel SA 89,796 2,134,876 114,162 (1.8)
Vinci SA 12,858 1,474,072 49,223 (0.8)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany
Bayerische Motoren Werke AG 24,944 2,733,829 65,172 (1.0)
Commerzbank AG 244,584 2,575,040 131,544 (2.1)
Deutsche Bank AG (Registered) 229,954 2,338,448 77,772 (1.2)
Deutsche Lufthansa AG (Registered) 282,906 3,146,624 235,289 (3.7)
HeidelbergCement AG 24,183 1,765,775 93,576 (1.5)
thyssenkrupp AG 283,017 2,038,176 110,030 (1.7)
Italy
Banco BPM SpA 466,105 1,820,769 82,892 (1.3)
Leonardo SpA 331,981 3,893,331 (58,036) 0.9
Prysmian SpA 58,106 2,439,912 136,049 (2.1)
UniCredit SpA 91,668 1,727,746 94,375 (1.5)
Luxembourg
ArcelorMittal SA 72,539 2,197,662 138,513 (2.2)
Singapore
STMicroelectronics NV 28,981 1,544,215 103,311 (1.6)
Spain
Banco de Sabadell SA 1,829,997 1,968,055 19,940 (0.3)
Industria de Diseno Textil SA 77,589 2,606,620 108,346 (1.7)
Repsol SA 298,653 4,592,649 77,634 (1.2)
United States
Sanofi 14,294 1,550,595 24,594 (0.4)
Stellantis NV 173,107 3,148,172 101,241 (1.6)
Tenaris SA 150,549 2,133,159 19,623 (0.3)
Short Positions
Common Stocks
Belgium
UCB SA (23,168) (2,070,668) (54,582) 0.9
Finland
Kone OYJ (32,121) (1,675,240) (62,021) 1.0
UPM-Kymmene OYJ (43,191) (1,450,699) (11,755) 0.2
France
Air Liquide SA (21,586) (3,613,253) (105,028) 1.7
Alstom SA (56,120) (1,527,940) (66,032) 1.0
Cie Generale des Etablissements Michelin SCA (80,350) (2,456,162) (78,559) 1.2
EssilorLuxottica SA (14,889) (2,684,828) (59,306) 0.9
Kering SA (3,078) (2,008,174) (94,446) 1.5
L'Oreal SA (11,390) (5,089,539) (140,527) 2.2
Germany
adidas AG (15,810) (2,802,679) (385,100) 6.1
Deutsche Telekom AG (Registered) (149,034) (3,611,436) (83,111) 1.3
Fresenius Medical Care AG & Co. KGaA (70,386) (2,987,480) (49,400) 0.8
Rheinmetall AG (5,456) (1,616,342) (9,276) 0.1
Siemens AG (Registered) (30,574) (4,953,108) (256,016) 4.0
Siemens Healthineers AG (31,498) (1,815,923) (51,923) 0.8
Zalando SE (37,536) (1,573,154) (163,036) 2.6
Italy
Enel SpA (241,597) (1,473,488) (41,855) 0.7
Luxembourg
Eurofins Scientific SE (29,440) (1,971,294) 7,584 (0.1)
Netherlands
Adyen NV (1,492) (2,377,396) (66,786) 1.1
Portugal
EDP - Energias de Portugal SA (426,927) (2,326,289) (102,952) 1.6
Spain
Cellnex Telecom SA (47,021) (1,828,536) (74,843) 1.2
Iberdrola SA (324,363) (4,040,852) (106,285) 1.7

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Schneider Electric SE (22,857) (3,819,952) (226,127) 3.6
Preferred Stocks
Germany
Henkel AG & Co. KGaA (Preference) (32,981) (2,580,236) (107,243) 1.7
Sartorius AG (Preference) (4,785) (2,016,668) 85,530 (1.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.23% to 0.30%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 03/25/2025 $76,821,652 $124,682 $(2,017,782) $(1,893,100)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 316,182 1,819,381 65,751 (3.5)
Netherlands
Shell plc 147,174 4,194,253 141,064 (7.5)
United Kingdom
Associated British Foods plc 35,725 857,325 (2,708) 0.1
Auto Trader Group plc 126,941 968,268 38,410 (2.0)
Aviva plc 257,700 1,287,247 (24,721) 1.3
Barclays plc 651,305 1,172,287 71,561 (3.8)
Barratt Developments plc 149,118 858,142 31,830 (1.7)
BP plc 369,944 2,338,240 72,855 (3.8)
British American Tobacco plc 41,448 1,452,936 (22,428) 1.2
Centrica plc 1,207,255 1,581,064 41,903 (2.2)
DS Smith plc 362,390 1,410,900 36,239 (1.9)
Harbour Energy plc 240,633 815,467 54,950 (2.9)
Howden Joinery Group plc 75,876 655,153 22,600 (1.2)
Inchcape plc 69,497 666,179 53,199 (2.8)
InterContinental Hotels Group plc 33,331 2,182,037 66,150 (3.5)
Lloyds Banking Group plc 2,133,553 1,254,419 35,300 (1.9)
M&G plc 252,779 619,570 57,812 (3.1)
Man Group plc 331,301 965,154 (24,291) 1.3
Melrose Industries plc 313,212 645,077 23,008 (1.2)
Pearson plc 115,397 1,207,621 32,349 (1.7)
Reckitt Benckiser Group plc 20,526 1,561,567 7,879 (0.4)
RELX plc 30,341 982,652 14,747 (0.8)
Rightmove plc 93,248 649,067 15,017 (0.8)
Standard Chartered plc 169,759 1,286,615 46,042 (2.4)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Tesco plc 353,598 1,159,247 62,644 (3.3)
Vodafone Group plc 843,768 930,759 3,341 (0.2)
United States
GSK plc 70,958 1,253,780 7,649 (0.4)
Short Positions
Common Stocks
Australia
Rio Tinto plc (17,466) (1,185,557) (58,267) 3.1
Chile
Antofagasta plc (108,183) (2,119,033) (90,523) 4.8
Hong Kong
Prudential plc (70,656) (967,396) (72,686) 3.8
Italy
Coca-Cola HBC AG (31,279) (856,269) (4,681) 0.2
Jordan
Hikma Pharmaceuticals plc (29,573) (612,970) (8,111) 0.4
United Kingdom
abrdn plc (502,799) (1,265,481) 3,556 (0.2)
B&M European Value Retail SA (139,116) (828,822) (30,133) 1.6
Bellway plc (24,249) (660,507) (50,270) 2.7
ConvaTec Group plc (235,959) (666,777) (25,821) 1.4
Informa plc (77,670) (665,746) (25,710) 1.4
ITV plc (1,052,709) (1,081,222) (37,130) 2.0
J Sainsbury plc (264,887) (911,526) (57,690) 3.0
Kingfisher plc (532,470) (1,721,214) (44,920) 2.4
Ocado Group plc (95,998) (635,642) (100,251) 5.3
Pennon Group plc (93,060) (1,005,511) (38,331) 2.0
Persimmon plc (64,604) (1,003,153) (39,236) 2.1
Rentokil Initial plc (298,658) (2,182,756) (67,999) 3.6
Rolls-Royce Holdings plc (1,389,465) (2,559,204) (85,153) 4.5
Schroders plc (129,358) (737,659) (34,567) 1.8
Severn Trent plc (45,235) (1,606,881) (40,521) 2.1
Smith & Nephew plc (62,021) (862,126) 10,078 (0.5)
United Utilities Group plc (58,386) (764,125) (18,306) 1.0
Weir Group plc (The) (42,738) (980,472) (53,363) 2.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-1.25% to 0.23%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
01/27/2025
- 03/27/2025 $15,550,516 $(80,863) $(137,527) $(218,390)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 351,000 1,092,753 (13,917) 6.4
SITC International Holdings Co. Ltd. 352,000 756,504 9,448 (4.3)
Hong Kong
ASMPT Ltd. 91,200 904,520 4,127 (1.9)
CLP Holdings Ltd. 17,000 122,844 1,569 (0.7)
HKT Trust & HKT Ltd. 134,000 177,882 1,375 (0.6)
Man Wah Holdings Ltd. 88,000 72,512 (1,252) 0.6
New World Development Co. Ltd. 158,000 423,535 (152) 0.1
Swire Pacific Ltd. 18,000 138,330 1,207 (0.6)
Swire Properties Ltd. 136,400 351,053 3,533 (1.6)
WH Group Ltd. 1,592,000 949,066 40,499 (18.5)
United Kingdom
CK Hutchison Holdings Ltd. 153,000 946,557 284 (0.1)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (197,000) (599,536) 4,020 (1.8)
ESR Group Ltd. (243,000) (435,768) 90 (0.0)
Xinyi Glass Holdings Ltd. (154,000) (275,490) (9,469) 4.3
Hong Kong
AIA Group Ltd. (26,200) (274,769) (5,923) 2.7
Hang Lung Properties Ltd. (119,000) (222,674) 776 (0.4)
Henderson Land Development Co. Ltd. (78,000) (269,864) (2,574) 1.2
Hong Kong & China Gas Co. Ltd. (898,000) (790,611) (6,996) 3.2
MTR Corp. Ltd. (214,518) (1,035,326) (2,347) 1.1
Power Assets Holdings Ltd. (19,500) (104,614) (1,027) 0.5
Techtronic Industries Co. Ltd. (210,500) (2,280,791) (22,915) 10.5
Wharf Real Estate Investment Co. Ltd. (135,000) (777,245) (17,968) 8.2
Macau
Galaxy Entertainment Group Ltd. (203,000) (1,357,901) (18,342) 8.4
Sands China Ltd. (284,400) (988,003) (31,537) 14.4
Wynn Macau Ltd. (205,200) (202,368) (13,372) 6.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-1.25% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 03/25/2025 $30,493,869 $(155,223) $(230,149) $(385,372)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 53,824 574,749 28,367 (7.4)
Sweden
Assa Abloy AB 13,104 313,873 12,755 (3.3)
Axfood AB 45,551 1,112,380 58,198 (15.1)
Billerud AB 66,266 681,094 24,117 (6.3)
Boliden AB 23,980 942,035 35,652 (9.3)
Elekta AB 14,431 110,282 2,609 (0.7)
Evolution AB 8,483 1,136,539 49,499 (12.8)
Getinge AB 6,763 164,938 6,338 (1.6)
Hexpol AB 20,701 256,422 13,890 (3.6)
Saab AB 16,597 1,008,286 7,892 (2.0)
Sandvik AB 18,542 393,569 31,089 (8.1)
Skandinaviska Enskilda Banken AB 39,444 435,394 21,534 (5.6)
Skanska AB 43,166 661,160 (5,108) 1.3
SSAB AB 279,428 1,997,391 181,741 (47.2)
Telefonaktiebolaget LM Ericsson 192,971 1,131,162 65,629 (17.0)
Trelleborg AB 33,201 944,953 101,733 (26.4)
Volvo AB 53,652 1,105,588 70,697 (18.3)
Short Positions
Common Stocks
Guatemala
Millicom International Cellular SA (8,922) (169,297) (8,634) 2.2
Sweden
Alfa Laval AB (28,330) (1,011,582) (64,156) 16.6
Atlas Copco AB (81,507) (1,032,559) (64,747) 16.8
Beijer Ref AB (53,385) (936,774) (28,936) 7.5
Electrolux AB (56,937) (692,035) (44,164) 11.5
Epiroc AB (33,102) (657,075) (43,449) 11.3
EQT AB (35,683) (728,910) (42,686) 11.1
Essity AB (48,888) (1,396,432) (5,957) 1.5
H & M Hennes & Mauritz AB (9,188) (131,366) (23,348) 6.1
Hexagon AB (241,927) (2,784,436) (141,164) 36.6
Holmen AB (7,357) (283,629) 3,024 (0.8)
Husqvarna AB (53,193) (461,704) (35,504) 9.2
Lifco AB (6,343) (136,772) (8,372) 2.2
Nibe Industrier AB (118,793) (1,354,136) (89,979) 23.3
Securitas AB (166,340) (1,479,701) (97,568) 25.3
SKF AB (76,989) (1,516,446) (95,944) 24.9
Svenska Cellulosa AB SCA (40,642) (535,277) (4,296) 1.1
Svenska Handelsbanken AB (85,244) (738,287) (47,235) 12.3
Swedish Orphan Biovitrum AB (11,559) (269,331) 2,743 (0.7)
Tele2 AB (9,062) (90,195) (2,901) 0.8
Telia Co. AB (294,736) (748,412) (2,982) 0.8
United States
Sinch AB (136,675) (369,698) (15,600) 4.0

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 93.4%
INVESTMENT COMPANIES - 28.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.50% (1)(a)(b) 16,682,517 16,682,517
Limited Purpose Cash Investment
Fund, 4.73% (1)(a) 24,764,743 24,754,838
TOTAL INVESTMENT COMPANIES
(Cost $41,429,039) 41,437,355
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 65.2%
U.S. Treasury Bills
3.93%, 4/6/2023 (c) $ 4,636,000 4,634,216
4.33%, 4/20/2023 (c) 18,950,000 18,908,412
4.49%, 4/27/2023 (c)(d) 5,817,000 5,799,161
4.54%, 5/4/2023 (c) 1,133,000 1,128,494
4.59%, 5/11/2023 (c)(d) 2,497,000 2,484,746
4.63%, 5/25/2023 (c) 807,000 801,620
4.66%, 6/22/2023 (c)(d) 3,141,000 3,108,901
4.71%, 6/29/2023 (c)(d) 12,968,000 12,822,899
4.75%, 7/6/2023 (c)(d) 1,588,000 1,568,750
4.83%, 7/13/2023 (c) 757,000 747,065
4.79%, 8/3/2023 (c) 133,000 130,877
4.85%, 8/10/2023 (c)(d) 7,326,000 7,202,880
4.96%, 8/17/2023 (c) 2,879,000 2,827,963
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 65.2% (continued)
5.04%, 8/24/2023 (c) $ 6,414,000 6,294,445
5.07%, 8/31/2023 (c) 8,621,000 8,452,920
5.10%, 9/7/2023 (c)(d) 12,835,000 12,573,038
4.81%, 9/14/2023 (c)(d) 3,374,000 3,301,640
4.76%, 9/28/2023 (c)(d) 3,077,000 3,005,441
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $95,742,430) 95,793,468
TOTAL SHORT-TERM INVESTMENTS
(Cost $137,171,469) 137,230,823
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 93.4%
(Cost $137,171,469) 137,230,823
OTHER ASSETS IN EXCESS OF
LIABILITIES - 6.6% (e) 9,622,228
NET ASSETS - 100.0% 146,853,051
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 41,437,355 28.2
U.S. Treasury Obligations 95,793,468 65.2
Total Investments In Securities
At Value $ 137,230,823 93.4
Other Assets in Excess of
Liabilities (e) 9,622,228 6.6
Net Assets
$ 146,853,051 100.0%
(a) Represents 7-day effective yield as of March 31, 2023.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Credit default swap contracts outstanding - buy protection as of March 31, 2023:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Emerging Markets Index
Series 39.V1 1.00 % Quarterly 6/20/2028 2.30 % USD 102,000 $ 7,178 $ (1,339) $ 5,839
iTraxx Europe Main Index
Series 39.V1 1.00 Quarterly 6/20/2028 0.84 EUR 172,000 (388) (1,052) (1,440)
Markit CDX North America
High Yield Index Series
40.V1 5.00 Quarterly 6/20/2028 4.63 USD 254,000 1,143 (5,460) (4,317)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 40.V1 1.00 % Quarterly 6/20/2028 0.75 % USD 1,269,000 $ (10,251) $ (4,686) $ (14,937)
$ (2,318) $ (12,537) $ (14,855)
Credit default swap contracts outstanding - sell protection as of March 31, 2023 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 39.V1 5.00 % Quarterly 6/20/2028 4.36 % EUR 85,000 $ 849 $ 1,705 $ 2,554
$ 849 $ 1,705 $ 2,554
Forward effective interest rate swap contracts outstanding as of March 31, 2023:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 2.00% Annual 9/20/2028 CHF 8,600,000 $ 78,800 $ (41,579) $ 37,221
Pay 1D SOFR Annual 3.75% Annual 9/20/2028 USD 5,500,000 126,283 20,735 147,018
Pay 1D TONAR Annual 0.50% Annual 6/23/2025 JPY 500,000,000 20,072 6,090 26,162
Pay 1D TONAR Annual 0.50% Annual 9/22/2025 JPY 1,070,700,000 48,497 2,585 51,082
Pay 1D TONAR Annual 1.00% Annual 6/21/2033 JPY 260,000,000 13,522 54,184 67,706
Pay 1D TONAR Annual 1.00% Annual 9/20/2033 JPY 224,200,000 35,851 17,703 53,554
Pay 3M BA Qtrly 3.50% Semi 6/19/2028 CAD 16,700,000 151,071 (30,731) 120,340
Pay 3M BA Qtrly 3.50% Semi 6/20/2033 CAD 700,000 3,405 6,163 9,568
Pay 3M BBR Qtrly 4.50% Semi 6/14/2028 NZD 7,300,000 45,347 (18,642) 26,705
Pay 3M BBR Qtrly 4.50% Semi 9/14/2033 NZD 4,800,000 13,463 49,896 63,359
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2025 KRW 100,000,000 676 (278) 398
Pay 3M STIBOR Qtrly 3.00% Annual 6/21/2028 SEK 68,600,000 78,181 (75,343) 2,838
Pay 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 2,000,000 1,083 (438) 645
Pay 3M STIBOR Qtrly 3.00% Annual 9/21/2033 SEK 31,600,000 (32,399) 78,944 46,545
Pay 6M BBR Semi 4.00% Semi 9/08/2033 AUD 4,400,000 11,072 16,693 27,765
Pay 6M EURIBOR Semi 3.25% Annual 9/20/2028 EUR 500,000 9,007 (2,409) 6,598
Pay 6M EURIBOR Semi 3.25% Annual 9/20/2033 EUR 700,000 20,930 232 21,162
Pay 6M NIBOR Semi 3.50% Annual 6/21/2028 NOK 76,800,000 97,853 13,040 110,893
Pay 6M NIBOR Semi 3.50% Annual 9/21/2033 NOK 18,500,000 21,318 45,392 66,710
Receive 1D SARON Annual 1.50% Annual 6/23/2025 CHF 4,500,000 (16,555) 62,010 45,455
Receive 1D SARON Annual 1.00% Annual 6/23/2025 CHF 700,000 3,392 11,211 14,603
Receive 1D SARON Annual 1.50% Annual 9/22/2025 CHF 11,200,000 78,751 36,797 115,548
Receive 1D SARON Annual 1.50% Annual 6/21/2033 CHF 700,000 5,966 24,439 30,405
Receive 1D SOFR Annual 3.75% Annual 6/23/2025 USD 16,400,000 (10,754) 41,602 30,848
Receive 1D SOFR Annual 3.25% Annual 6/23/2025 USD 2,700,000 23,728 6,940 30,668
Receive 1D SOFR Annual 3.50% Annual 9/22/2025 USD 8,700,000 154,074 (138,685) 15,389
Receive 1D SOFR Annual 3.00% Annual 6/21/2033 USD 1,700,000 37,306 (16,495) 20,811
Receive 1D SONIA Annual 4.00% Annual 6/23/2025 GBP 17,500,000 (51,685) 138,989 87,304
Receive 1D SONIA Annual 4.00% Annual 9/22/2025 GBP 8,300,000 8,442 10,654 19,096
Receive 1D SONIA Annual 3.50% Annual 9/20/2028 GBP 7,900,000 (1,021) 62,885 61,864
Receive 1D TONAR Annual 0.00% Annual 6/23/2025 JPY 763,400,000 23,979 (6,381) 17,598
Receive 1M TIIE Monthly 9.00% Monthly 6/18/2025 MXN 64,400,000 (24,616) 60,776 36,160
Receive 1M TIIE Monthly 8.50% Monthly 6/18/2025 MXN 53,000,000 12,547 43,163 55,710
Receive 1M TIIE Monthly 9.00% Monthly 9/17/2025 MXN 71,000,000 (6,125) 6,327 202

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M BA Qtrly 3.75% Semi 6/19/2025 CAD 43,800,000 $ 4,052 $ 153,980 $ 158,032
Receive 3M BA Qtrly 3.50% Semi 9/18/2025 CAD 5,600,000 65,468 (43,986) 21,482
Receive 3M BBR Qtrly 4.50% Semi 9/10/2025 NZD 500,000 1,415 128 1,543
Receive 3M JIBAR Qtrly 7.50% Qtrly 9/17/2025 ZAR 5,000,000 285 1,163 1,448
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2025 SEK 79,700,000 12,483 53,512 65,995
Receive 3M STIBOR Qtrly 2.50% Annual 6/15/2033 SEK 16,800,000 8,992 39,625 48,617
Receive 6M EURIBOR Semi 2.50% Annual 6/23/2025 EUR 74,300,000 532,081 831,202 1,363,283
Receive 6M EURIBOR Semi 2.75% Annual 9/22/2025 EUR 1,500,000 28,348 (11,110) 17,238
Receive 6M EURIBOR Semi 2.50% Annual 6/21/2033 EUR 1,800,000 69,610 5,633 75,243
Receive 6M EURIBOR Semi 2.50% Annual 9/20/2033 EUR 200,000 10,256 (2,214) 8,042
Receive 6M NIBOR Semi 3.00% Annual 9/17/2025 NOK 4,000,000 1,208 1,069 2,277
Receive 6M NIBOR Semi 3.00% Annual 6/15/2033 NOK 20,400,000 17,894 (3,567) 14,327
Receive 6M NIBOR Semi 3.00% Annual 9/21/2033 NOK 2,000,000 926 (37) 889
Receive 6M PRIBOR Semi 5.00% Annual 6/18/2025 CZK 400,000 (75) 337 262
1,734,404 1,512,204 3,246,608
Pay 1D SARON Annual 1.50% Annual 6/21/2028 CHF 3,800,000 (79,639) (1,666) (81,305)
Pay 1D SOFR Annual 3.25% Annual 6/21/2028 USD 10,000,000 (94,268) 88,222 (6,046)
Pay 1D SOFR Annual 3.00% Annual 9/20/2033 USD 2,600,000 (106,856) 86,633 (20,223)
Pay 1D SONIA Annual 3.25% Annual 6/21/2033 GBP 3,900,000 (76,429) 14,630 (61,799)
Pay 1D SONIA Annual 3.25% Annual 9/20/2033 GBP 6,000,000 (159,385) 88,955 (70,430)
Pay 1D TONAR Annual 0.00% Annual 9/22/2025 JPY 150,000,000 (4,286) 142 (4,144)
Pay 1D TONAR Annual 0.50% Annual 6/21/2033 JPY 2,300,000 (810) 564 (246)
Pay 3M BA Qtrly 3.00% Semi 9/18/2028 CAD 3,900,000 (87,189) 63,663 (23,526)
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 9/17/2025 KRW 300,000,000 (560) (438) (998)
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/17/2025 HKD 11,700,000 9,642 (14,309) (4,667)
Pay 6M BBR Semi 3.50% Semi 9/07/2028 AUD 10,000,000 (47,429) 26,428 (21,001)
Pay 6M EURIBOR Semi 2.50% Annual 6/21/2028 EUR 34,600,000 (586,053) (305,269) (891,322)
Pay 6M WIBOR Semi 5.50% Annual 9/17/2025 PLN 2,400,000 (1,377) (1,739) (3,116)
Receive 1D SARON Annual 2.00% Annual 9/22/2025 CHF 9,500,000 4,613 (8,326) (3,713)
Receive 1D SARON Annual 2.00% Annual 6/21/2033 CHF 300,000 1,618 (3,516) (1,898)
Receive 1D SARON Annual 2.00% Annual 9/20/2033 CHF 400,000 (8,729) 6,493 (2,236)
Receive 1D SOFR Annual 4.50% Annual 9/22/2025 USD 13,600,000 (227,314) (4,351) (231,665)
Receive 1D TONAR Annual 0.50% Annual 6/21/2028 JPY 419,700,000 (2,611) (26,056) (28,667)
Receive 1D TONAR Annual 0.50% Annual 9/20/2028 JPY 900,200,000 (15,058) (35,009) (50,067)
Receive 1M TIIE Monthly 9.50% Monthly 9/17/2025 MXN 400,000 99 (283) (184)
Receive 3M BA Qtrly 4.25% Semi 9/18/2025 CAD 1,200,000 (8,959) 1,090 (7,869)
Receive 3M BA Qtrly 3.75% Semi 9/18/2028 CAD 100,000 (2,561) 662 (1,899)
Receive 3M BA Qtrly 3.25% Semi 9/19/2033 CAD 1,200,000 33,910 (34,073) (163)
Receive 3M BBR Qtrly 5.00% Semi 6/11/2025 NZD 10,700,000 (29,800) 22,354 (7,446)
Receive 3M BBR Qtrly 5.00% Semi 9/10/2025 NZD 22,300,000 10,030 (69,183) (59,153)
Receive 3M BBR Qtrly 4.00% Qtrly 9/11/2025 AUD 1,000,000 (7,662) (646) (8,308)
Receive 3M BBR Qtrly 3.50% Qtrly 9/11/2025 AUD 42,200,000 (70,597) (10,963) (81,560)
Receive 3M BBR Qtrly 4.50% Semi 6/15/2033 NZD 2,000,000 (34,697) 11,600 (23,097)
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2025 KRW 20,400,000 23 (82) (59)
Receive 3M JIBAR Qtrly 8.00% Qtrly 9/17/2025 ZAR 18,300,000 1,653 (5,396) (3,743)
Receive 3M STIBOR Qtrly 3.50% Annual 6/18/2025 SEK 2,000,000 (1,683) 1,523 (160)
Receive 3M STIBOR Qtrly 3.50% Annual 9/17/2025 SEK 184,300,000 99,389 (157,594) (58,205)
Receive 3M STIBOR Qtrly 3.00% Annual 6/15/2033 SEK 1,000,000 957 (2,179) (1,222)
Receive 6M BBR Semi 4.00% Semi 9/07/2028 AUD 100,000 937 (2,234) (1,297)
Receive 6M BBR Semi 4.00% Semi 6/09/2033 AUD 100,000 102 (822) (720)
Receive 6M BUBOR Semi 12.00% Annual 6/18/2025 HUF 80,000,000 540 (1,272) (732)
Receive 6M EURIBOR Semi 3.75% Annual 9/22/2025 EUR 5,700,000 (67,013) 16,059 (50,954)
Receive 6M NIBOR Semi 3.50% Annual 6/18/2025 NOK 99,000,000 18,827 (24,818) (5,991)
Receive 6M NIBOR Semi 4.00% Annual 9/17/2025 NOK 86,000,000 (20,147) (84,592) (104,739)
Receive 6M NIBOR Semi 3.50% Annual 9/17/2025 NOK 8,300,000 7,498 (10,190) (2,692)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M PRIBOR Semi 5.50% Annual 9/17/2025 CZK 14,900,000 $ (1,910) $ 220 $ (1,690)
(1,553,184) (375,768) (1,928,952)
$ 181,220 $ 1,136,436 $ 1,317,656
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2023 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 4.87%
1 Day Sterling Overnight Index Average (''SONIA''): 4.18%
1 Day Swiss Average Rate Overnight (“SARON”): 1.42%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.03%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 11.52%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 3.72%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 5.03%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 3.71%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 7.96%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 3.59%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 3.36%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 3.79%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 16.00%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 3.34%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 3.96%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 7.20%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 6.85%
Total return swap contracts outstanding as of March 31, 2023 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/12/2023 BRL (16,851,120) $ 201,326
201,326
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/21/2023 EUR (2,269,650) (101,816)
Hang Seng Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/27/2023 HKD (6,144,300) (18,356)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 06/16/2023 CHF (6,267,720) $ (327,569)
TAIEX Index April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/19/2023 TWD (9,518,400) (10,475)
(458,216)
$ (256,890)
Futures contracts outstanding as of March 31, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 2 4/2023 USD $ 119,267 $ (13,039)
LME Aluminum Base Metal 2 4/2023 USD 118,850 4,410
LME Aluminum Base Metal 3 4/2023 USD 178,674 (20,468)
LME Aluminum Base Metal 3 4/2023 USD 178,514 (12,658)
LME Aluminum Base Metal 3 4/2023 USD 178,931 (19,163)
LME Aluminum Base Metal 3 4/2023 USD 178,869 (20,131)
LME Aluminum Base Metal 3 4/2023 USD 178,838 (19,021)
LME Aluminum Base Metal 4 4/2023 USD 238,300 (22,223)
LME Aluminum Base Metal 5 4/2023 USD 297,469 (14,208)
LME Aluminum Base Metal 6 4/2023 USD 357,932 (31,053)
LME Aluminum Base Metal 9 4/2023 USD 535,388 (12,932)
LME Copper Base Metal 1 4/2023 USD 225,113 (2,807)
LME Copper Base Metal 1 4/2023 USD 225,075 15,797
LME Copper Base Metal 2 4/2023 USD 450,275 10,104
LME Copper Base Metal 2 4/2023 USD 449,925 (21,590)
LME Copper Base Metal 3 4/2023 USD 674,882 (24,663)
LME Lead Base Metal 1 4/2023 USD 52,694 (684)
LME Lead Base Metal 1 4/2023 USD 52,981 (3,227)
LME Lead Base Metal 1 4/2023 USD 52,644 910
LME Lead Base Metal 2 4/2023 USD 105,738 (1,093)
LME Nickel Base Metal 1 4/2023 USD 142,213 (29,810)
LME Nickel Base Metal 1 4/2023 USD 141,920 (29,867)
LME Nickel Base Metal 1 4/2023 USD 142,107 (24,966)
LME Nickel Base Metal 1 4/2023 USD 142,021 (18,060)
LME Nickel Base Metal 2 4/2023 USD 284,070 (46,991)
LME Nickel Base Metal 3 4/2023 USD 426,587 (83,133)
LME Zinc Base Metal 1 4/2023 USD 73,374 (11,129)
LME Zinc Base Metal 1 4/2023 USD 73,706 (5,594)
LME Zinc Base Metal 3 4/2023 USD 221,044 (4,672)
Natural Gas 2 4/2023 USD 44,320 (616)
RBOB Gasoline 10 4/2023 USD 1,126,020 12,951
SGX FTSE China A50 Index 38 4/2023 USD 505,628 7,233
Cocoa 7 5/2023 USD 205,310 3,044
Cocoa 18 5/2023 GBP 479,402 33,150
Copper 17 5/2023 USD 1,740,163 7,187
FCOJ-A 4 5/2023 USD 161,700 25,520
LME Aluminum Base Metal 3 5/2023 USD 179,794 485
LME Aluminum Base Metal 3 5/2023 USD 179,531 547

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 4 5/2023 USD $ 239,350 $ 488
LME Aluminum Base Metal 4 5/2023 USD 238,804 (23,620)
LME Aluminum Base Metal 4 5/2023 USD 239,325 (3,137)
LME Aluminum Base Metal 5 5/2023 USD 298,563 (23,996)
LME Aluminum Base Metal 5 5/2023 USD 298,666 (16,599)
LME Aluminum Base Metal 6 5/2023 USD 358,800 (6,842)
LME Aluminum Base Metal 23 5/2023 USD 1,374,825 (65,098)
LME Copper Base Metal 1 5/2023 USD 225,131 (871)
LME Copper Base Metal 2 5/2023 USD 449,825 852
LME Copper Base Metal 3 5/2023 USD 675,338 1,325
LME Lead Base Metal 1 5/2023 USD 52,660 (794)
LME Lead Base Metal 1 5/2023 USD 52,633 1,681
LME Lead Base Metal 2 5/2023 USD 105,275 770
LME Lead Base Metal 4 5/2023 USD 210,575 (1,423)
LME Nickel Base Metal 1 5/2023 USD 142,307 (33,415)
LME Nickel Base Metal 1 5/2023 USD 142,436 (19,693)
LME Nickel Base Metal 1 5/2023 USD 142,500 (13,473)
LME Nickel Base Metal 1 5/2023 USD 142,474 (17,489)
LME Nickel Base Metal 2 5/2023 USD 285,132 (26,874)
LME Zinc Base Metal 1 5/2023 USD 73,327 (5,889)
LME Zinc Base Metal 2 5/2023 USD 146,488 (3,018)
LME Zinc Base Metal 2 5/2023 USD 146,559 (4,547)
LME Zinc Base Metal 3 5/2023 USD 219,944 (12,993)
LME Zinc Base Metal 3 5/2023 USD 220,050 (29,296)
LME Zinc Base Metal 4 5/2023 USD 293,447 (38,065)
Milk 1 5/2023 USD 38,200 (1,477)
Milk 2 5/2023 USD 73,880 (357)
Soybean Meal 18 5/2023 USD 838,800 (14,208)
100 oz Gold 1 6/2023 USD 198,620 (2,383)
Japan 10 Year Bond 6 6/2023 JPY 6,681,680 (29,629)
LME Aluminum Base Metal 1 6/2023 USD 60,263 3,535
LME Aluminum Base Metal 2 6/2023 USD 120,266 2,160
LME Aluminum Base Metal 2 6/2023 USD 120,463 5,007
LME Aluminum Base Metal 2 6/2023 USD 120,289 4,283
LME Aluminum Base Metal 3 6/2023 USD 180,896 5,237
LME Aluminum Base Metal 4 6/2023 USD 240,839 8,210
LME Aluminum Base Metal 5 6/2023 USD 300,605 2,665
LME Aluminum Base Metal 5 6/2023 USD 301,219 17,379
LME Aluminum Base Metal 13 6/2023 USD 782,867 31,119
LME Aluminum Base Metal 17 6/2023 USD 1,024,463 28,327
LME Copper Base Metal 1 6/2023 USD 224,850 9,060
LME Copper Base Metal 1 6/2023 USD 224,874 3,689
LME Copper Base Metal 1 6/2023 USD 224,813 2,370
LME Copper Base Metal 1 6/2023 USD 224,825 8,446
LME Copper Base Metal 3 6/2023 USD 674,400 10,553
LME Copper Base Metal 3 6/2023 USD 674,513 28,850
LME Copper Base Metal 3 6/2023 USD 674,550 9,687
LME Copper Base Metal 4 6/2023 USD 899,167 4,830
LME Copper Base Metal 4 6/2023 USD 899,475 16,855
LME Copper Base Metal 23 6/2023 USD 5,170,688 96,547
LME Lead Base Metal 1 6/2023 USD 52,694 (815)
LME Lead Base Metal 1 6/2023 USD 52,656 (296)
LME Lead Base Metal 1 6/2023 USD 52,775 997
LME Lead Base Metal 2 6/2023 USD 105,350 (155)
LME Lead Base Metal 2 6/2023 USD 105,313 (593)
LME Lead Base Metal 3 6/2023 USD 158,156 1,773

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 3 6/2023 USD $ 158,025 $ (2,258)
LME Nickel Base Metal 1 6/2023 USD 142,950 4,857
LME Nickel Base Metal 1 6/2023 USD 142,886 2,213
LME Nickel Base Metal 1 6/2023 USD 142,974 2,271
LME Nickel Base Metal 2 6/2023 USD 285,492 (6,834)
LME Nickel Base Metal 2 6/2023 USD 285,676 10,990
LME Nickel Base Metal 3 6/2023 USD 428,202 (12,627)
LME Nickel Base Metal 6 6/2023 USD 857,844 (83,872)
LME Zinc Base Metal 1 6/2023 USD 73,166 (262)
LME Zinc Base Metal 1 6/2023 USD 73,099 546
LME Zinc Base Metal 1 6/2023 USD 73,170 (2,302)
LME Zinc Base Metal 2 6/2023 USD 146,294 (562)
LME Zinc Base Metal 2 6/2023 USD 146,273 (8)
LME Zinc Base Metal 3 6/2023 USD 219,425 1,429
LME Zinc Base Metal 5 6/2023 USD 365,423 6,583
LME Zinc Base Metal 6 6/2023 USD 438,912 1,009
Cocoa 4 7/2023 USD 115,760 873
Cocoa 11 7/2023 GBP 293,510 3,810
Platinum 6 7/2023 USD 300,930 6,233
White Sugar 19 7/2023 USD 588,240 8,726
WTI Crude Oil 1 8/2023 JPY 23,122 (1,168)
(523,163)
Short Contracts
Brent Crude Oil (39) 4/2023 USD (3,115,710) (225,952)
CAC 40 10 Euro Index (26) 4/2023 EUR (2,067,968) (90,052)
CBOE Volatility Index (1) 4/2023 USD (20,764) 2,170
EURO STOXX 50 Volatility Index (4) 4/2023 EUR (9,001) (161)
Hang Seng Index (8) 4/2023 HKD (1,043,631) (19,840)
HSCEI (4) 4/2023 HKD (178,652) (4,125)
IBEX 35 Index (11) 4/2023 EUR (1,096,703) (23,626)
LME Aluminum Base Metal (2) 4/2023 USD (119,267) 13,090
LME Aluminum Base Metal (2) 4/2023 USD (118,850) (3,856)
LME Aluminum Base Metal (3) 4/2023 USD (178,674) 19,505
LME Aluminum Base Metal (3) 4/2023 USD (178,514) 12,128
LME Aluminum Base Metal (3) 4/2023 USD (178,931) 18,880
LME Aluminum Base Metal (3) 4/2023 USD (178,869) 20,085
LME Aluminum Base Metal (3) 4/2023 USD (178,838) 18,768
LME Aluminum Base Metal (4) 4/2023 USD (238,300) 22,788
LME Aluminum Base Metal (5) 4/2023 USD (297,469) 11,798
LME Aluminum Base Metal (6) 4/2023 USD (357,932) 32,017
LME Aluminum Base Metal (9) 4/2023 USD (535,388) 11,765
LME Copper Base Metal (1) 4/2023 USD (225,113) 1,760
LME Copper Base Metal (1) 4/2023 USD (225,075) (15,636)
LME Copper Base Metal (2) 4/2023 USD (449,925) 22,879
LME Copper Base Metal (2) 4/2023 USD (450,275) (10,570)
LME Copper Base Metal (3) 4/2023 USD (674,882) 25,572
LME Lead Base Metal (1) 4/2023 USD (52,644) (910)
LME Lead Base Metal (1) 4/2023 USD (52,981) 3,591
LME Lead Base Metal (1) 4/2023 USD (52,694) 457
LME Lead Base Metal (2) 4/2023 USD (105,738) 1,479
LME Nickel Base Metal (1) 4/2023 USD (142,107) 26,934
LME Nickel Base Metal (1) 4/2023 USD (141,920) 32,173
LME Nickel Base Metal (1) 4/2023 USD (142,021) 17,576
LME Nickel Base Metal (1) 4/2023 USD (142,213) 31,184
LME Nickel Base Metal (2) 4/2023 USD (284,070) 45,409
LME Nickel Base Metal (3) 4/2023 USD (426,587) 82,503

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 4/2023 USD $ (73,374) $ 11,151
LME Zinc Base Metal (1) 4/2023 USD (73,706) 4,941
LME Zinc Base Metal (3) 4/2023 USD (221,044) 6,047
MSCI Singapore Index (87) 4/2023 SGD (2,002,085) (22,545)
Natural Gas (5) 4/2023 EUR (193,015) (26,724)
Natural Gas (5) 4/2023 GBP (225,683) (24,167)
NY Harbor ULSD (14) 4/2023 USD (1,540,913) (16,201)
OMXS30 Index (64) 4/2023 SEK (1,366,914) (63,192)
SGX FTSE Taiwan Index (25) 4/2023 USD (1,388,000) (11,585)
SGX NIFTY 50 Index (35) 4/2023 USD (1,219,225) (22,365)
Sugar No. 11 (5) 4/2023 USD (124,600) (13,704)
WTI Crude Oil (55) 4/2023 USD (4,161,850) 96,630
Canola (86) 5/2023 CAD (977,276) 24,747
CBOE Volatility Index (1) 5/2023 USD (22,129) 370
Coffee 'C' (28) 5/2023 USD (1,790,250) 46,680
Corn (118) 5/2023 USD (3,896,950) 93,867
Cotton No. 2 (63) 5/2023 USD (2,607,570) (70,959)
EURO STOXX 50 Volatility Index (6) 5/2023 EUR (13,990) (904)
Feeder Cattle (9) 5/2023 USD (923,625) (15,192)
KC HRW Wheat (2) 5/2023 USD (87,775) (555)
LME Aluminum Base Metal (3) 5/2023 USD (179,794) (95)
LME Aluminum Base Metal (3) 5/2023 USD (179,531) (773)
LME Aluminum Base Metal (4) 5/2023 USD (239,325) 2,705
LME Aluminum Base Metal (4) 5/2023 USD (239,350) (691)
LME Aluminum Base Metal (4) 5/2023 USD (238,804) 23,239
LME Aluminum Base Metal (5) 5/2023 USD (298,563) 24,520
LME Aluminum Base Metal (5) 5/2023 USD (298,666) 16,961
LME Aluminum Base Metal (6) 5/2023 USD (358,800) 5,159
LME Aluminum Base Metal (23) 5/2023 USD (1,374,825) 60,654
LME Copper Base Metal (1) 5/2023 USD (225,131) 1,681
LME Copper Base Metal (2) 5/2023 USD (449,825) (872)
LME Copper Base Metal (3) 5/2023 USD (675,338) (2,775)
LME Lead Base Metal (1) 5/2023 USD (52,633) (1,499)
LME Lead Base Metal (1) 5/2023 USD (52,660) 762
LME Lead Base Metal (2) 5/2023 USD (105,275) (578)
LME Lead Base Metal (4) 5/2023 USD (210,575) 368
LME Nickel Base Metal (1) 5/2023 USD (142,436) 19,175
LME Nickel Base Metal (1) 5/2023 USD (142,474) 17,939
LME Nickel Base Metal (1) 5/2023 USD (142,307) 29,530
LME Nickel Base Metal (1) 5/2023 USD (142,500) 13,072
LME Nickel Base Metal (2) 5/2023 USD (285,132) 24,092
LME Zinc Base Metal (1) 5/2023 USD (73,327) 5,548
LME Zinc Base Metal (2) 5/2023 USD (146,488) 4,493
LME Zinc Base Metal (2) 5/2023 USD (146,559) 5,199
LME Zinc Base Metal (3) 5/2023 USD (220,050) 26,306
LME Zinc Base Metal (3) 5/2023 USD (219,944) 13,373
LME Zinc Base Metal (4) 5/2023 USD (293,447) 40,407
Low Sulphur Gasoil (10) 5/2023 USD (751,750) (14,648)
Milling Wheat No. 2 (132) 5/2023 EUR (1,862,791) 88,670
Mont Belvieu Propane (20) 5/2023 USD (661,500) (66,475)
Rough Rice (3) 5/2023 USD (104,490) 3,139
SGX Iron Ore (1) 5/2023 USD (12,532) (921)
Silver (6) 5/2023 USD (724,680) (74,502)
Soybean (67) 5/2023 USD (5,043,425) (113,549)
Soybean Oil (31) 5/2023 USD (1,032,114) 18,703
Wheat (17) 5/2023 ZAR (314,746) (958)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Wheat (171) 5/2023 USD $ (5,918,738) $ 488,094
Australia 10 Year Bond (15) 6/2023 AUD (1,237,449) (11,265)
Australia 3 Year Bond (34) 6/2023 AUD (2,477,185) (14,052)
Canada 10 Year Bond (42) 6/2023 CAD (3,915,960) (138,627)
CBOE Volatility Index (1) 6/2023 USD (22,958) (1,170)
Crude Palm Oil (38) 6/2023 MYR (809,734) (7,863)
DAX Index (8) 6/2023 EUR (3,426,369) (118,146)
DJIA CBOT E-Mini Index (41) 6/2023 USD (6,859,300) (206,206)
Euro STOXX 50 Index (15) 6/2023 EUR (693,158) (21,023)
EURO STOXX 50 Volatility Index (9) 6/2023 EUR (21,424) 633
Euro-Bobl (83) 6/2023 EUR (10,625,194) (216,133)
Euro-BTP (60) 6/2023 EUR (7,533,805) (280,715)
Euro-Bund (44) 6/2023 EUR (6,494,897) (166,202)
Euro-Buxl (25) 6/2023 EUR (3,839,672) (182,459)
Euro-OAT (50) 6/2023 EUR (7,077,989) (204,585)
Euro-Schatz (186) 6/2023 EUR (21,328,546) (194,797)
FTSE 100 Index (41) 6/2023 GBP (3,863,623) (69,934)
FTSE/JSE Top 40 Index (5) 6/2023 ZAR (200,039) (6,304)
FTSE/MIB Index (4) 6/2023 EUR (578,169) (17,432)
KOSPI 200 Index (31) 6/2023 KRW (1,927,008) (20,153)
Lean Hogs (42) 6/2023 USD (1,539,300) 154,677
Live Cattle (12) 6/2023 USD (778,200) (14,396)
LME Aluminum Base Metal (1) 6/2023 USD (60,263) (3,219)
LME Aluminum Base Metal (2) 6/2023 USD (120,266) (2,355)
LME Aluminum Base Metal (2) 6/2023 USD (120,289) (3,552)
LME Aluminum Base Metal (2) 6/2023 USD (120,463) (6,097)
LME Aluminum Base Metal (3) 6/2023 USD (180,896) (5,024)
LME Aluminum Base Metal (4) 6/2023 USD (240,839) (9,851)
LME Aluminum Base Metal (5) 6/2023 USD (300,605) (3,331)
LME Aluminum Base Metal (5) 6/2023 USD (301,219) (15,984)
LME Aluminum Base Metal (13) 6/2023 USD (782,867) (19,155)
LME Aluminum Base Metal (83) 6/2023 USD (5,001,788) (44,126)
LME Copper Base Metal (1) 6/2023 USD (224,874) (2,801)
LME Copper Base Metal (1) 6/2023 USD (224,813) (4,565)
LME Copper Base Metal (1) 6/2023 USD (224,850) (5,869)
LME Copper Base Metal (1) 6/2023 USD (224,825) (10,858)
LME Copper Base Metal (3) 6/2023 USD (674,550) (11,685)
LME Copper Base Metal (3) 6/2023 USD (674,400) (12,858)
LME Copper Base Metal (3) 6/2023 USD (674,513) (26,108)
LME Copper Base Metal (4) 6/2023 USD (899,167) (203)
LME Copper Base Metal (4) 6/2023 USD (899,475) (13,211)
LME Copper Base Metal (13) 6/2023 USD (2,922,563) (1,573)
LME Lead Base Metal (1) 6/2023 USD (52,775) (911)
LME Lead Base Metal (1) 6/2023 USD (52,656) 256
LME Lead Base Metal (2) 6/2023 USD (105,350) 271
LME Lead Base Metal (2) 6/2023 USD (105,313) 519
LME Lead Base Metal (3) 6/2023 USD (158,025) 2,217
LME Lead Base Metal (3) 6/2023 USD (158,156) (1,165)
LME Lead Base Metal (25) 6/2023 USD (1,317,344) (7,773)
LME Nickel Base Metal (1) 6/2023 USD (142,974) (1,581)
LME Nickel Base Metal (1) 6/2023 USD (142,886) (2,472)
LME Nickel Base Metal (1) 6/2023 USD (142,950) (5,281)
LME Nickel Base Metal (2) 6/2023 USD (285,492) 3,522
LME Nickel Base Metal (2) 6/2023 USD (285,676) (8,511)
LME Nickel Base Metal (3) 6/2023 USD (428,202) 11,632
LME Nickel Base Metal (14) 6/2023 USD (2,001,636) 32,795

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 6/2023 USD $ (73,166) $ 886
LME Zinc Base Metal (1) 6/2023 USD (73,170) 1,454
LME Zinc Base Metal (1) 6/2023 USD (73,099) (847)
LME Zinc Base Metal (2) 6/2023 USD (146,273) (830)
LME Zinc Base Metal (2) 6/2023 USD (146,294) 186
LME Zinc Base Metal (3) 6/2023 USD (219,425) (4,094)
LME Zinc Base Metal (5) 6/2023 USD (365,423) (4,737)
LME Zinc Base Metal (6) 6/2023 USD (438,912) (66)
LME Zinc Base Metal (37) 6/2023 USD (2,705,394) 46,501
Long Gilt (16) 6/2023 GBP (2,050,934) (73,626)
MSCI EAFE E-Mini Index (38) 6/2023 USD (3,983,350) (160,219)
MSCI Emerging Markets E-Mini Index (51) 6/2023 USD (2,538,525) (93,793)
NASDAQ 100 E-Mini Index (11) 6/2023 USD (2,926,385) (211,560)
Nikkei 225 Index (8) 6/2023 JPY (1,689,475) (64,184)
Palladium (1) 6/2023 USD (146,800) 4,967
Russell 2000 E-Mini Index (40) 6/2023 USD (3,627,000) (25,980)
S&P 500 E-Mini Index (19) 6/2023 USD (3,930,863) (150,628)
S&P Midcap 400 E-Mini Index (11) 6/2023 USD (2,782,670) (73,727)
S&P/TSX 60 Index (20) 6/2023 CAD (3,578,838) (61,584)
SPI 200 Index (37) 6/2023 AUD (4,446,312) (91,062)
U.S. Treasury 10 Year Note (32) 6/2023 USD (3,682,000) (111,616)
U.S. Treasury 2 Year Note (38) 6/2023 USD (7,850,859) (92,384)
U.S. Treasury 5 Year Note (66) 6/2023 USD (7,236,797) (164,858)
U.S. Treasury Long Bond (21) 6/2023 USD (2,758,219) (110,095)
U.S. Treasury Ultra Bond (13) 6/2023 USD (1,841,531) (87,232)
CBOE Volatility Index (2) 7/2023 USD (47,188) (3,086)
Rapeseed (54) 7/2023 EUR (1,377,695) (5,566)
Robusta Coffee (4) 7/2023 USD (86,920) (1,264)
White Maize (41) 7/2023 ZAR (874,805) 62,678
Yellow Maize (44) 7/2023 ZAR (990,216) 62,781
CBOE Volatility Index (2) 8/2023 USD (47,398) (3,069)
Rubber (15) 8/2023 JPY (117,605) 5,600
3 Month Canadian Bankers Acceptance (30) 9/2023 CAD (5,291,343) (17,014)
3 Month Euro Euribor (14) 9/2023 EUR (3,658,534) (12,688)
90-Day Australian Bank Bill (21) 9/2023 AUD (13,915,640) (16,674)
90-Day New Zealand Bill (11) 9/2023 NZD (6,788,744) (1,365)
3 Month Canadian Bankers Acceptance (31) 12/2023 CAD (5,480,050) (2,950)
3 Month Euro Euribor (13) 12/2023 EUR (3,400,030) (105)
3 Month SARON (2) 12/2023 CHF (534,701) 1,015
3 Month SOFR (5) 12/2023 USD (1,192,563) (3,184)
3 Month SONIA (15) 12/2023 GBP (4,414,592) (2,065)
90-Day Australian Bank Bill (24) 12/2023 AUD (15,906,311) (26,522)
90-Day New Zealand Bill (10) 12/2023 NZD (6,173,238) (1,950)
ECX Emission (1) 12/2023 EUR (99,698) (10,719)
3 Month Canadian Bankers Acceptance (44) 3/2024 CAD (7,802,553) (16,710)
3 Month Euro Euribor (19) 3/2024 EUR (4,977,259) 1,564
3 Month SARON (3) 3/2024 CHF (801,683) 1,651
3 Month SOFR (6) 3/2024 USD (1,435,875) (11,238)
3 Month SONIA (15) 3/2024 GBP (4,420,606) (4,190)
90-Day Australian Bank Bill (26) 3/2024 AUD (17,234,785) (23,495)
90-Day New Zealand Bill (12) 3/2024 NZD (7,410,592) (6,506)
3 Month Canadian Bankers Acceptance (48) 6/2024 CAD (8,539,845) (64,438)
3 Month Euro Euribor (24) 6/2024 EUR (6,297,800) 1,509
3 Month SARON (4) 6/2024 CHF (1,069,457) 2,684
3 Month SOFR (5) 6/2024 USD (1,201,688) (11,167)
3 Month SONIA (15) 6/2024 GBP (4,431,014) (8,700)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
90-Day Australian Bank Bill (25) 6/2024 AUD $ (16,573,530) $ (23,269)
3 Month Euro Euribor (24) 9/2024 EUR (6,306,259) 8,353
3 Month SARON (3) 9/2024 CHF (803,159) 254
3 Month SOFR (6) 9/2024 USD (1,447,350) (8,860)
3 Month SONIA (13) 9/2024 GBP (3,849,433) (10,530)
3 Month Euro Euribor (25) 12/2024 EUR (6,576,476) 7,831
3 Month SOFR (6) 12/2024 USD (1,451,550) (4,939)
3 Month SONIA (14) 12/2024 GBP (4,151,804) (9,241)
3 Month Euro Euribor (29) 3/2025 EUR (7,634,216) (28,540)
3 Month SOFR (5) 3/2025 USD (1,211,625) (3,294)
3 Month SONIA (13) 3/2025 GBP (3,858,655) (9,057)
3 Month SOFR (4) 6/2025 USD (970,150) (6,187)
3 Month SONIA (14) 6/2025 GBP (4,157,633) (10,897)
(2,926,170)
$ (3,449,333)
Forward foreign currency exchange contracts outstanding as of March 31, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 1,733,448 USD 325,004 CITI
**
6/21/2023 $ 12,032
BRL 1,733,442 USD 325,001 JPMC
**
6/21/2023 12,033
COP 1,015,203,000 USD 204,474 CITI
**
6/21/2023 10,045
COP 1,015,202,992 USD 204,473 JPMC
**
6/21/2023 10,046
CZK 40,500,000 USD 1,819,337 CITI 6/21/2023 44,678
CZK 40,500,000 USD 1,819,328 JPMC 6/21/2023 44,688
EUR 62,373,503 USD 66,891,342 CITI 6/21/2023 1,057,367
EUR 62,373,494 USD 66,890,998 JPMC 6/21/2023 1,057,701
GBP 4,291,000 USD 5,250,457 CITI 6/21/2023 51,201
GBP 4,291,000 USD 5,250,430 JPMC 6/21/2023 51,227
HUF 115,000,000 USD 308,435 CITI 6/21/2023 11,735
HUF 115,000,000 USD 308,433 JPMC 6/21/2023 11,736
ILS 448,876 USD 123,057 CITI 6/21/2023 2,163
ILS 448,875 USD 123,056 JPMC 6/21/2023 2,164
INR 195,000,000 USD 2,351,952 CITI
**
6/21/2023 12,254
INR 195,000,000 USD 2,351,940 JPMC
**
6/21/2023 12,266
JPY 1,035,000,000 USD 7,826,581 CITI 6/21/2023 60,172
JPY 1,035,000,000 USD 7,826,542 JPMC 6/21/2023 60,211
KRW 234,386,955 USD 178,898 CITI
**
6/21/2023 1,356
KRW 234,386,952 USD 178,912 JPMC
**
6/21/2023 1,343
MXN 34,761,006 USD 1,849,519 CITI 6/21/2023 49,838
MXN 34,761,002 USD 1,849,509 JPMC 6/21/2023 49,847
PHP 20,000,000 USD 365,574 CITI
**
6/21/2023 2,533
PHP 20,000,000 USD 365,572 JPMC
**
6/21/2023 2,535
SEK 16,000,000 USD 1,536,863 CITI 6/21/2023 11,109
SEK 16,000,000 USD 1,536,856 JPMC 6/21/2023 11,116
SGD 14,443,001 USD 10,796,249 CITI 6/21/2023 84,547
SGD 14,442,999 USD 10,796,193 JPMC 6/21/2023 84,600
TWD 11,621,159 USD 383,488 CITI
**
6/21/2023 333
TWD 15,494,875 USD 511,323 JPMC
**
6/21/2023 439
USD 13,298,576 AUD 19,619,004 CITI 6/21/2023 146,012
USD 13,298,637 AUD 19,618,996 JPMC 6/21/2023 146,079

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,621,917 KRW 2,100,000,005 CITI
**
6/21/2023 $ 6,916
USD 1,621,925 KRW 2,099,999,995 JPMC
**
6/21/2023 6,924
USD 481,346 NOK 5,000,000 CITI 6/21/2023 2,063
USD 481,349 NOK 5,000,000 JPMC 6/21/2023 2,065
USD 2,088,724 SEK 21,547,250 CITI 6/21/2023 4,066
USD 2,088,734 SEK 21,547,250 JPMC 6/21/2023 4,076
USD 1,819,788 TWD 55,000,000 CITI
**
6/21/2023 3,257
USD 1,819,797 TWD 55,000,000 JPMC
**
6/21/2023 3,266
ZAR 10,500,000 USD 568,255 CITI 6/21/2023 17,379
ZAR 10,500,000 USD 568,252 JPMC 6/21/2023 17,382
USD 42,435 CLP 33,971,754 CITI
**
6/22/2023 82
USD 42,436 CLP 33,971,753 JPMC
**
6/22/2023 82
Total unrealized appreciation 3,182,964
AUD 19,306,504 USD 13,249,462 CITI 6/21/2023 (306,397)
AUD 19,306,496 USD 13,249,390 JPMC 6/21/2023 (306,331)
EUR 838,500 USD 917,364 CITI 6/21/2023 (3,916)
EUR 838,500 USD 917,360 JPMC 6/21/2023 (3,911)
ILS 149,625 USD 42,186 CITI 6/21/2023 (446)
ILS 149,624 USD 42,186 JPMC 6/21/2023 (446)
INR 125,000,000 USD 1,516,788 CITI
**
6/21/2023 (1,272)
INR 125,000,000 USD 1,516,781 JPMC
**
6/21/2023 (1,264)
JPY 1,315,000,000 USD 10,055,504 CITI 6/21/2023 (35,135)
JPY 1,315,000,000 USD 10,055,454 JPMC 6/21/2023 (35,085)
KRW 390,644,923 USD 301,925 CITI
**
6/21/2023 (1,500)
KRW 390,644,920 USD 301,917 JPMC
**
6/21/2023 (1,493)
NOK 27,873,501 USD 2,703,788 CITI 6/21/2023 (31,925)
NOK 27,873,499 USD 2,703,774 JPMC 6/21/2023 (31,912)
NZD 937,000 USD 587,525 CITI 6/21/2023 (1,636)
NZD 937,000 USD 587,523 JPMC 6/21/2023 (1,633)
SGD 2,112,000 USD 1,593,978 CITI 6/21/2023 (2,880)
SGD 2,112,000 USD 1,593,970 JPMC 6/21/2023 (2,871)
TWD 54,358,344 USD 1,810,907 CITI
**
6/21/2023 (15,569)
TWD 50,484,622 USD 1,683,005 JPMC
**
6/21/2023 (15,608)
USD 6,627,598 AUD 9,966,500 CITI 6/21/2023 (53,936)
USD 6,627,631 AUD 9,966,500 JPMC 6/21/2023 (53,904)
USD 358,361 BRL 1,906,503 CITI
**
6/21/2023 (12,321)
USD 358,362 BRL 1,906,497 JPMC
**
6/21/2023 (12,319)
USD 15,780,605 CAD 21,570,500 CITI 6/21/2023 (200,582)
USD 15,780,684 CAD 21,570,500 JPMC 6/21/2023 (200,503)
USD 6,895,664 CHF 6,356,004 CITI 6/21/2023 (111,087)
USD 6,895,690 CHF 6,355,996 JPMC 6/21/2023 (111,052)
USD 332,201 COP 1,600,000,004 CITI
**
6/21/2023 (5,889)
USD 332,203 COP 1,599,999,996 JPMC
**
6/21/2023 (5,887)
USD 4,691,550 CZK 104,821,000 CITI 6/21/2023 (132,844)
USD 4,691,558 CZK 104,821,000 JPMC 6/21/2023 (132,836)
USD 4,567,206 EUR 4,246,500 CITI 6/21/2023 (58,864)
USD 4,567,228 EUR 4,246,500 JPMC 6/21/2023 (58,842)
USD 7,164,046 GBP 5,938,504 CITI 6/21/2023 (173,151)
USD 7,164,075 GBP 5,938,498 JPMC 6/21/2023 (173,115)
USD 1,546,192 HUF 578,152,517 CITI 6/21/2023 (63,433)
USD 1,546,200 HUF 578,152,515 JPMC 6/21/2023 (63,426)
USD 274,322 IDR 4,185,649,848 CITI
**
6/21/2023 (5,313)
USD 274,245 IDR 4,185,649,839 JPMC
**
6/21/2023 (5,390)
USD 6,037,052 INR 502,908,988 CITI
**
6/21/2023 (60,283)
USD 6,037,082 INR 502,908,980 JPMC
**
6/21/2023 (60,253)
USD 27,011,415 JPY 3,606,356,577 CITI 6/21/2023 (469,210)
USD 27,011,550 JPY 3,606,356,571 JPMC 6/21/2023 (469,075)
USD 6,388,591 NOK 67,500,001 CITI 6/21/2023 (81,739)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 6,388,622 NOK 67,499,999 JPMC 6/21/2023 $ (81,707)
USD 9,921,001 NZD 16,031,500 CITI 6/21/2023 (103,217)
USD 9,921,051 NZD 16,031,500 JPMC 6/21/2023 (103,167)
USD 735,414 PHP 40,633,005 CITI
**
6/21/2023 (12,451)
USD 735,418 PHP 40,632,995 JPMC
**
6/21/2023 (12,447)
USD 1,414,538 PLN 6,397,500 CITI 6/21/2023 (60,319)
USD 1,414,545 PLN 6,397,499 JPMC 6/21/2023 (60,312)
USD 3,464,473 SEK 36,047,250 CITI 6/21/2023 (23,036)
USD 3,464,490 SEK 36,047,250 JPMC 6/21/2023 (23,018)
USD 2,725,101 SGD 3,645,000 CITI 6/21/2023 (20,900)
USD 2,725,115 SGD 3,645,000 JPMC 6/21/2023 (20,887)
USD 280,017 TWD 8,500,003 CITI
**
6/21/2023 (719)
USD 280,018 TWD 8,499,997 JPMC
**
6/21/2023 (718)
USD 8,866,133 ZAR 163,330,000 CITI 6/21/2023 (243,541)
USD 8,863,782 ZAR 163,330,000 JPMC 6/21/2023 (245,892)
USD 290,261 CLP 237,802,282 CITI
**
6/22/2023 (6,213)
USD 290,263 CLP 237,802,275 JPMC
**
6/22/2023 (6,212)
Total unrealized depreciation (4,601,240)
Net unrealized depreciation $ (1,418,276)
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at March 31, 2023
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA plus
or minus a specified spread
(-0.04% to 0.04%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
43-59 months
maturity ranging
from 09/21/2026
- 12/29/2027 $1,016,711 $(33,660) $(7,038) $(40,698)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.08% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
43-61 months
maturity
ranging from
09/21/2026
- 03/13/2028 $7,928,487 $(152,075) $(12,574) $(164,649)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Allkem Ltd. 27,610 221,187 (8,589) 5.2
ALS Ltd. 10,697 88,829 4,168 (2.5)
ANZ Group Holdings Ltd. 6,044 93,139 (5,804) 3.5
Aristocrat Leisure Ltd. 9,456 236,424 (2,505) 1.5
Aurizon Holdings Ltd. 52,445 118,125 334 (0.2)
BHP Group Ltd. 5,657 178,840 2,664 (1.6)
BlueScope Steel Ltd. 18,598 251,731 (2,500) 1.5
Harvey Norman Holdings Ltd. 17,621 42,408 (2,940) 1.8
IGO Ltd. 5,325 45,663 (3,494) 2.1
Incitec Pivot Ltd. 121,207 255,410 (25,732) 15.6
JB Hi-Fi Ltd. 8,406 239,902 (5,536) 3.4
Medibank Pvt Ltd. 16,961 38,275 295 (0.2)
Orica Ltd. 7,358 76,011 (3,520) 2.1
Origin Energy Ltd. 75,643 421,262 9,169 (5.6)
Pilbara Minerals Ltd. 77,892 207,224 (15,622) 9.5
Qantas Airways Ltd. 108,999 486,512 (8,939) 5.4
Qube Holdings Ltd. 38,236 73,833 (7,189) 4.4
Sonic Healthcare Ltd. 3,545 83,105 3,129 (1.9)
South32 Ltd. 80,374 235,554 (5,138) 3.1
Suncorp Group Ltd. 11,261 91,497 (6,209) 3.8
Whitehaven Coal Ltd. 41,717 187,806 (19,106) 11.6
New Zealand
Xero Ltd. 761 46,156 1,900 (1.2)
United States
Computershare Ltd. 2,594 37,678 (6,017) 3.7
Short Positions
Common Stocks
Australia
Alumina Ltd. (58,499) (57,343) 1,899 (1.2)
carsales.com Ltd. (10,968) (163,917) 2,069 (1.3)
Coles Group Ltd. (7,601) (91,840) (1,705) 1.0
Commonwealth Bank of Australia (4,487) (296,256) (162) 0.1
Domino's Pizza Enterprises Ltd. (5,706) (191,546) (8,390) 5.1
Endeavour Group Ltd. (36,846) (167,402) (2,630) 1.6
Fortescue Metals Group Ltd. (3,017) (45,350) (761) 0.5
IDP Education Ltd. (14,188) (261,463) 7,597 (4.6)
Insurance Australia Group Ltd. (13,669) (43,026) 1,746 (1.1)
Lendlease Corp. Ltd. (18,458) (89,828) (376) 0.2
Mineral Resources Ltd. (1,910) (103,249) 10,394 (6.3)
National Australia Bank Ltd. (2,074) (38,646) 2,793 (1.7)
Newcrest Mining Ltd. (6,444) (115,028) (14,793) 9.0
NEXTDC Ltd. (21,374) (151,259) (3,527) 2.1
Pro Medicus Ltd. (2,945) (127,016) (4,000) 2.4
QBE Insurance Group Ltd. (10,718) (104,935) 4,681 (2.8)
REA Group Ltd. (2,628) (245,044) (29,533) 17.9
Reece Ltd. (8,053) (94,380) (6,313) 3.8
Seven Group Holdings Ltd. (5,771) (89,645) 5,252 (3.2)
Transurban Group (12,544) (119,775) (1,211) 0.7
Washington H Soul Pattinson & Co. Ltd. (6,724) (136,274) (5,749) 3.5
Wesfarmers Ltd. (8,676) (293,236) (1,522) 0.9

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
WiseTech Global Ltd. (3,356) (147,844) (2,993) 1.8
Woodside Energy Group Ltd. (5,154) (115,141) 6,474 (3.9)
Woolworths Group Ltd. (4,470) (113,639) (2,577) 1.6
United States
CSL Ltd. (2,312) (447,766) 1,189 (0.7)
James Hardie Industries plc (3,309) (71,222) (1,414) 0.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.08% to 0.02%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
43-61 months
maturity
ranging from
09/21/2026
- 03/29/2028 $14,476,021 $(320,209) $(6,267) $(326,476)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 20,260 287,073 (13,791) 4.2
Alimentation Couche-Tard, Inc. 11,337 569,996 28,185 (8.6)
AltaGas Ltd. 6,669 111,175 (6,908) 2.1
ARC Resources Ltd. 28,389 322,015 (6,722) 2.1
Atco Ltd. 4,101 131,450 5,158 (1.6)
Bank of Nova Scotia (The) 8,118 408,873 4,625 (1.4)
Brookfield Corp. 8,350 272,031 2,410 (0.7)
Canadian Tire Corp. Ltd. 1,192 155,555 6,200 (1.9)
Cenovus Energy, Inc. 8,516 148,581 (13,295) 4.1
Empire Co. Ltd. 5,785 155,080 2,868 (0.9)
Fairfax Financial Holdings Ltd. 405 269,350 (5,352) 1.6
Finning International, Inc. 8,457 210,815 (7,446) 2.3
George Weston Ltd. 890 117,942 7,935 (2.4)
Imperial Oil Ltd. 4,911 249,747 (5,087) 1.6
MEG Energy Corp. 14,511 233,099 (11,166) 3.4
Metro, Inc. 1,863 102,475 6,437 (2.0)
National Bank of Canada 3,194 228,460 (13,613) 4.2
Nutrien Ltd. 7,370 544,284 (49,951) 15.3
Onex Corp. 2,093 97,844 (16,989) 5.2
Open Text Corp. 9,065 349,655 22,268 (6.8)
Pembina Pipeline Corp. 5,009 162,260 (8,450) 2.6
Sun Life Financial, Inc. 4,964 231,910 (8,411) 2.6
Toromont Industries Ltd. 1,204 98,823 (107) 0.0
Tourmaline Oil Corp. 6,497 270,744 (9,807) 3.0
West Fraser Timber Co. Ltd. 2,507 178,820 (12,298) 3.8

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Whitecap Resources, Inc. 29,172 225,562 (2,158) 0.7
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (6,131) (295,277) (50,309) 15.4
Canada
Agnico Eagle Mines Ltd. (4,162) (212,180) (20,725) 6.3
Algonquin Power & Utilities Corp. (22,133) (185,711) (14,575) 4.5
Bank of Montreal (2,678) (238,533) 9,987 (3.1)
Barrick Gold Corp. (10,456) (194,111) (27,620) 8.5
BCE, Inc. (4,901) (219,539) (1,813) 0.6
CAE, Inc. (4,464) (100,940) (628) 0.2
Cameco Corp. (4,357) (114,091) 3,030 (0.9)
Canadian Imperial Bank of Commerce (11,110) (471,117) 12,413 (3.8)
Canadian Pacific Railway Ltd. (9,099) (700,653) (11,715) 3.6
Constellation Software, Inc. (63) (118,444) (9,365) 2.9
Emera, Inc. (3,731) (153,271) (4,748) 1.5
Fortis, Inc. (7,252) (308,270) (19,425) 5.9
Franco-Nevada Corp. (970) (141,484) (12,058) 3.7
GFL Environmental, Inc. (4,256) (146,748) (4,629) 1.4
Intact Financial Corp. (1,103) (157,856) (735) 0.2
Kinross Gold Corp. (32,387) (152,409) (39,061) 12.0
Manulife Financial Corp. (17,404) (319,363) 21,119 (6.5)
Pan American Silver Corp. (15,117) (275,831) (39,002) 11.9
Rogers Communications, Inc. (13,729) (636,319) (15,542) 4.8
Royal Bank of Canada (6,202) (593,125) 28,176 (8.6)
Shopify, Inc. (4,470) (214,322) (17,629) 5.4
Teck Resources Ltd. (5,088) (185,788) 11,294 (3.5)
United States
BRP, Inc. (2,252) (176,228) 11,647 (3.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.70% to 0.03%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
43-61 months
maturity
ranging from
09/21/2026
- 03/13/2028 $5,686,844 $(73,216) $57,237 $(15,979)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 3,993 31,116 (987) 6.2
Switzerland
ABB Ltd. (Registered) 11,952 411,167 (9,592) 60.0
Alcon, Inc. 330 23,426 905 (5.7)
Baloise Holding AG (Registered) 675 105,109 (3,561) 22.3
Barry Callebaut AG (Registered) 73 154,670 6,827 (42.7)
Chocoladefabriken Lindt & Spruengli AG 5 59,053 3,859 (24.2)
Clariant AG (Registered) 4,303 71,384 463 (2.9)
DKSH Holding AG 1,419 114,400 (5,019) 31.4
Galenica AG 370 31,301 2,852 (17.8)
Georg Fischer AG (Registered) 1,049 81,644 3,108 (19.5)
Helvetia Holding AG (Registered) 749 104,402 1,337 (8.4)
Julius Baer Group Ltd. 622 42,488 81 (0.5)
Novartis AG (Registered) 2,406 220,915 22,350 (139.9)
SGS SA (Registered) 40 88,230 (2,791) 17.5
Sonova Holding AG (Registered) 528 155,754 13,850 (86.7)
Swatch Group AG (The) 381 131,213 (7,495) 46.9
Swiss Life Holding AG (Registered) 261 161,065 (7,239) 45.3
Swisscom AG (Registered) 227 144,865 (473) 3.0
Temenos AG (Registered) 2,588 180,089 (25,435) 159.2
UBS Group AG (Registered) 7,727 163,510 (6,156) 38.5
United States
Holcim AG 2,085 134,464 334 (2.1)
Swiss Re AG 1,989 204,337 (9,313) 58.3
Short Positions
Common Stocks
Switzerland
Adecco Group AG (Registered) (3,670) (133,680) 2,739 (17.1)
Bachem Holding AG (1,382) (138,977) (165) 1.0
Banque Cantonale Vaudoise (Registered) (160) (15,099) (427) 2.7
Belimo Holding AG (Registered) (138) (66,699) (410) 2.6
BKW AG (532) (83,646) (8,522) 53.3
Cie Financiere Richemont SA (Registered) (644) (103,269) (752) 4.7
EMS-Chemie Holding AG (Registered) (20) (16,533) (1,078) 6.7
Flughafen Zurich AG (Registered) (138) (25,284) 689 (4.3)
Geberit AG (Registered) (538) (300,445) (3,147) 19.7
Givaudan SA (Registered) (62) (201,797) (12,534) 78.4
Kuehne + Nagel International AG (Registered) (63) (18,764) (1,556) 9.7
Logitech International SA (Registered) (1,936) (112,998) (5,888) 36.8
Lonza Group AG (Registered) (239) (143,878) (2,717) 17.0
Partners Group Holding AG (190) (178,927) 1,531 (9.6)
Schindler Holding AG (911) (201,857) 12,314 (77.1)
SIG Group AG (12,743) (328,300) (7,410) 46.4
Sika AG (Registered) (716) (200,835) 2,708 (16.9)
Straumann Holding AG (Registered) (1,593) (238,926) (13,369) 83.7
Tecan Group AG (Registered) (368) (161,199) (637) 4.0
VAT Group AG (310) (111,998) (14,148) 88.5
Zurich Insurance Group AG (186) (89,131) 1,658 (10.4)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (-0.14% to
0.03%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
43-61 months
maturity
ranging from
09/21/2026
- 03/13/2028 $2,792,090 $(213,521) $97,583 $(115,938)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 197 358,089 (102,016) 88.0
Carlsberg A/S 1,312 203,579 8,670 (7.5)
Danske Bank A/S 10,577 212,796 (38,258) 33.0
DSV A/S 702 136,116 3,776 (3.3)
Genmab A/S 53 20,034 692 (0.6)
ISS A/S 9,231 188,396 (12,770) 11.0
Jyske Bank A/S (Registered) 1,715 120,183 (21,624) 18.7
Pandora A/S 2,411 231,428 (2,254) 1.9
Short Positions
Common Stocks
Denmark
Ambu A/S (1,690) (25,413) 1,699 (1.5)
Coloplast A/S (2,560) (337,068) (32,821) 28.3
Demant A/S (3,305) (116,027) (10,853) 9.4
Novozymes A/S (6,912) (353,916) (9,692) 8.4
Orsted A/S (548) (46,727) 731 (0.6)
ROCKWOOL A/S (606) (148,602) (6,615) 5.7
Royal Unibrew A/S (723) (63,025) (3,348) 2.9
Tryg A/S (1,828) (39,970) 638 (0.6)
Vestas Wind Systems A/S (6,544) (190,721) 10,524 (9.1)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.08% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
43-61 months
maturity
ranging from
09/21/2026
- 03/13/2028 $38,896,451 $(1,129,684) $(43,071) $(1,172,755)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 166,095 306,073 (22,124) 1.9
Cie de Saint-Gobain 9,530 541,720 (40,984) 3.5
Eiffage SA 3,065 331,682 (19,332) 1.6
Getlink SE 17,903 294,856 (70) 0.0
Renault SA 9,137 372,389 (35,964) 3.1
Rexel SA 15,302 363,801 (47,258) 4.0
Vinci SA 2,421 277,549 (7,431) 0.6
Germany
Bayerische Motoren Werke AG 4,060 444,971 6,733 (0.6)
Commerzbank AG 39,987 420,993 (87,039) 7.4
Deutsche Bank AG (Registered) 37,808 384,477 (87,629) 7.5
Deutsche Lufthansa AG (Registered) 46,757 520,055 (24,041) 2.1
HeidelbergCement AG 4,219 308,060 9,462 (0.8)
thyssenkrupp AG 44,084 317,475 (25,985) 2.2
Italy
Leonardo SpA 53,600 628,598 5,453 (0.5)
Prysmian SpA 9,921 416,590 (10,770) 0.9
UniCredit SpA 14,202 267,677 (28,350) 2.4
Luxembourg
ArcelorMittal SA 11,996 363,434 (19,180) 1.6
Singapore
STMicroelectronics NV 5,291 281,924 12,004 (1.0)
Spain
Acerinox SA 22,869 235,350 (17,749) 1.5
Banco de Sabadell SA 311,223 334,702 (104,919) 8.9
Banco Santander SA 66,594 248,161 (24,004) 2.0
Industria de Diseno Textil SA 12,716 427,197 22,859 (1.9)
Repsol SA 48,780 750,133 (47,628) 4.1
United States
Sanofi 2,944 319,361 32,395 (2.8)
Stellantis NV 28,410 516,672 (13,333) 1.1
Tenaris SA 24,786 351,198 (72,706) 6.2

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Belgium
UCB SA (4,262) (380,921) (7,360) 0.6
Finland
Valmet OYJ (7,341) (238,317) 11,669 (1.0)
France
Air Liquide SA (3,802) (636,412) (16,520) 1.4
Cie Generale des Etablissements Michelin SCA (13,464) (411,571) 17,865 (1.5)
EssilorLuxottica SA (2,648) (477,495) (12,701) 1.1
Kering SA (499) (325,562) (12,227) 1.0
L'Oreal SA (1,841) (822,637) (72,229) 6.2
Germany
adidas AG (2,510) (444,954) (31,577) 2.7
Deutsche Telekom AG (Registered) (27,132) (657,471) (22,781) 1.9
Fresenius Medical Care AG & Co. KGaA (11,338) (481,233) (33,779) 2.9
Rheinmetall AG (843) (249,739) (14,781) 1.3
Siemens AG (Registered) (4,968) (804,835) 9,584 (0.8)
Siemens Healthineers AG (4,682) (269,927) (10,257) 0.9
Zalando SE (6,051) (253,601) (12,633) 1.1
Luxembourg
Eurofins Scientific SE (4,931) (330,178) (227) 0.0
Netherlands
Adyen NV (242) (385,610) (25,372) 2.2
Portugal
EDP - Energias de Portugal SA (71,447) (389,309) (21,336) 1.8
Spain
Acciona SA (1,388) (278,488) (13,557) 1.2
Cellnex Telecom SA (7,192) (279,680) (4,896) 0.4
Ferrovial SA (8,936) (263,142) (3,421) 0.3
Iberdrola SA (56,609) (705,224) (48,018) 4.1
United States
Schneider Electric SE (3,714) (620,698) 14,088 (1.2)
Preferred Stocks
Germany
Henkel AG & Co. KGaA (Preference) (5,889) (460,720) (26,174) 2.2
Sartorius AG (Preference) (793) (334,215) 14,605 (1.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
43-61 months
maturity
ranging from
09/21/2026
- 03/13/2028 $13,725,908 $(358,090) $16,199 $(341,891)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 51,758 297,827 (4,433) 1.3
Netherlands
Shell plc 24,024 684,650 (77,884) 22.8
United Kingdom
Associated British Foods plc 7,541 180,968 (11,316) 3.3
Auto Trader Group plc 19,391 147,909 6,920 (2.0)
Aviva plc 52,156 260,526 (36,980) 10.8
Barclays plc 82,908 149,227 (17,912) 5.2
Barratt Developments plc 27,274 156,956 7,706 (2.3)
BP plc 57,206 361,572 (31,499) 9.2
British American Tobacco plc 7,034 246,573 (25,239) 7.4
Centrica plc 221,330 289,862 (99) 0.0
Compass Group plc 4,959 124,627 7,418 (2.2)
Diageo plc 2,594 115,769 2,539 (0.7)
DS Smith plc 65,094 253,432 (8,988) 2.6
Harbour Energy plc 38,952 132,002 (6,385) 1.9
Howden Joinery Group plc 14,728 127,169 (2,336) 0.7
Imperial Brands plc 4,952 113,875 (7,965) 2.3
InterContinental Hotels Group plc 6,404 419,242 (28,528) 8.3
Lloyds Banking Group plc 425,639 250,254 (19,946) 5.8
Marks & Spencer Group plc 56,265 116,074 4,777 (1.4)
National Grid plc 8,793 118,943 5,754 (1.7)
Pearson plc 20,539 214,939 (4,833) 1.4
Reckitt Benckiser Group plc 4,450 338,545 19,494 (5.7)
RELX plc 6,231 201,803 3,874 (1.1)
Standard Chartered plc 34,461 261,182 (68,279) 20.0
Tesco plc 70,668 231,680 2,582 (0.8)
Vodafone Group plc 157,550 173,793 (18,034) 5.3
United States
GSK plc 13,821 244,208 3,434 (1.0)
Short Positions
Common Stocks
Australia
Rio Tinto plc (2,949) (200,172) 6,824 (2.0)
Chile
Antofagasta plc (17,037) (333,712) (5,954) 1.7
Hong Kong
Prudential plc (11,955) (163,684) 25,013 (7.3)
Italy
Coca-Cola HBC AG (5,987) (163,895) (3,259) 1.0
Jordan
Hikma Pharmaceuticals plc (7,118) (147,537) 9,551 (2.8)
United Kingdom
abrdn plc (92,190) (232,030) 24,534 (7.2)
B&M European Value Retail SA (26,418) (157,393) 6,596 (1.9)
Bellway plc (4,353) (118,569) (3,815) 1.1
ConvaTec Group plc (41,598) (117,548) (3,731) 1.1
ITV plc (139,421) (143,197) 7,294 (2.1)
J Sainsbury plc (64,259) (221,127) (12,964) 3.8
Kingfisher plc (93,312) (301,632) 31,956 (9.3)
Pennon Group plc (13,545) (146,353) (2,739) 0.8
Persimmon plc (11,422) (177,358) (315) 0.1
Rentokil Initial plc (67,923) (496,418) (50,657) 14.8

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Rolls-Royce Holdings plc (131,725) (242,619) (2,144) 0.6
Schroders plc (28,341) (161,613) 5,887 (1.7)
Severn Trent plc (5,324) (189,124) (7,068) 2.1
Smith & Nephew plc (10,499) (145,942) 11,873 (3.5)
SSE plc (6,880) (153,519) (7,031) 2.1
Unilever plc (2,320) (120,220) (2,537) 0.7
United Utilities Group plc (10,617) (138,950) (3,198) 0.9
Weir Group plc (The) (5,278) (121,085) 4,869 (1.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.04% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
43-61 months
maturity
ranging from
09/21/2026
- 03/13/2028 $1,778,250 $(4,201) $(2,567) $(6,768)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 26,000 80,945 (10,139) 149.8
SITC International Holdings Co. Ltd. 46,000 98,861 (2,985) 44.1
Hong Kong
ASMPT Ltd. 14,100 139,844 9,619 (142.1)
HKT Trust & HKT Ltd. 14,000 18,585 (249) 3.7
Man Wah Holdings Ltd. 20,400 16,810 (3,487) 51.5
New World Development Co. Ltd. 20,000 53,612 (2,949) 43.6
Sun Hung Kai Properties Ltd. 1,500 21,014 950 (14.0)
Swire Pacific Ltd. 2,000 15,370 (783) 11.6
Swire Properties Ltd. 10,200 26,252 (1,035) 15.3
WH Group Ltd. 218,500 130,258 2,497 (36.9)
United Kingdom
CK Hutchison Holdings Ltd. 16,000 98,986 132 (1.9)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (14,800) (45,041) (546) 8.1
ESR Group Ltd. (30,600) (54,874) (6,148) 90.8
Xinyi Glass Holdings Ltd. (33,000) (59,034) 1,166 (17.2)
Hong Kong
Hang Lung Properties Ltd. (8,000) (14,970) 949 (14.0)
Henderson Land Development Co. Ltd. (4,000) (13,839) 479 (7.1)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Hong Kong & China Gas Co. Ltd. (178,000) (156,713) 5,097 (75.3)
MTR Corp. Ltd. (18,500) (89,286) 5,689 (84.1)
Power Assets Holdings Ltd. (4,000) (21,459) 146 (2.2)
Techtronic Industries Co. Ltd. (33,000) (357,559) (2,752) 40.7
Wharf Real Estate Investment Co. Ltd. (10,000) (57,574) (1,395) 20.6
Macau
Galaxy Entertainment Group Ltd. (31,000) (207,364) 1,543 (22.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NOWA
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
43-60 months
maturity
ranging from
09/21/2026
- 02/16/2028 $1,805,605 $(61,339) $525 $(60,814)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 5,394 234,426 (19,153) 31.5
Norway
Equinor ASA 8,822 250,796 (12,690) 20.9
Gjensidige Forsikring ASA 2,073 33,898 (2,731) 4.5
Leroy Seafood Group ASA 8,799 45,564 4,131 (6.8)
Norsk Hydro ASA 28,187 210,371 1,186 (2.0)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (1,030) (66,496) 106 (0.2)
Norway
DNB Bank ASA (1,774) (31,747) 2,785 (4.6)
Kongsberg Gruppen ASA (3,230) (130,565) (191) 0.3
Mowi ASA (6,865) (126,975) (14,458) 23.8
Orkla ASA (25,779) (182,838) (9,448) 15.5
Salmar ASA (5,856) (255,086) (25,987) 42.7
Schibsted ASA (1,896) (32,184) 6,388 (10.5)
Telenor ASA (11,364) (133,245) (1,314) 2.2
United Kingdom
Subsea 7 SA (6,016) (71,414) 10,037 (16.5)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.08% to 0.03%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
43-61 months
maturity
ranging from
09/21/2026
- 03/13/2028 $5,020,846 $(59,961) $(24,146) $(84,107)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 9,405 100,429 (20,615) 24.5
Sweden
Assa Abloy AB 2,048 49,055 (2,604) 3.1
Axfood AB 7,435 181,567 3,625 (4.3)
Billerud AB 10,955 112,598 (10,790) 12.8
Boliden AB 4,060 159,494 (3,724) 4.4
Elekta AB 6,254 47,793 (3,244) 3.9
Evolution AB 1,445 193,599 19,096 (22.7)
Hexpol AB 3,795 47,009 3,643 (4.3)
Saab AB 2,634 160,018 1,202 (1.4)
Sandvik AB 1,441 30,586 611 (0.7)
Skandinaviska Enskilda Banken AB 4,191 46,261 (5,667) 6.7
Skanska AB 7,984 122,288 (21,330) 25.4
SSAB AB 45,455 324,919 (8,800) 10.5
Swedbank AB 1,084 17,826 (4,232) 5.0
Telefonaktiebolaget LM Ericsson 34,189 200,410 1,251 (1.5)
Trelleborg AB 6,378 181,528 16,962 (20.2)
Volvo AB 10,288 212,001 (1,510) 1.8
Short Positions
Common Stocks
Guatemala
Millicom International Cellular SA (1,032) (19,582) 891 (1.1)
Sweden
Alfa Laval AB (4,878) (174,179) (8,086) 9.6
Atlas Copco AB (16,106) (204,036) (10,808) 12.9
Beijer Ref AB (8,224) (144,311) (19,433) 23.1
Electrolux AB (9,012) (109,536) (495) 0.6
Epiroc AB (5,544) (110,049) (5,888) 7.0
EQT AB (6,349) (129,693) 14,304 (17.0)
Essity AB (8,578) (245,021) (14,104) 16.8
Hexagon AB (32,905) (378,717) (7,153) 8.5
Holmen AB (1,771) (68,276) 4,141 (4.9)
Husqvarna AB (13,291) (115,363) 2,833 (3.4)
Nibe Industrier AB (19,517) (222,477) (10,458) 12.4
Securitas AB (24,848) (221,039) (5,382) 6.4

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
SKF AB (11,646) (229,390) 4,899 (5.8)
Svenska Cellulosa AB SCA (7,603) (100,136) 5,643 (6.7)
Svenska Handelsbanken AB (13,133) (113,743) 23,294 (27.7)
Swedish Orphan Biovitrum AB (2,104) (49,024) 13 (0.0)
Tele2 AB (6,850) (68,179) (3,130) 3.7
Telia Co. AB (51,477) (130,714) 5,084 (6.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-2.75% to 0.30%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
1-13 months
maturity
ranging from
04/19/2023
- 05/02/2024 $26,169,708 $46,209 $(11,909) $34,300
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Amada Co. Ltd. 18,200 170,597 3,504 10.2
Hirose Electric Co. Ltd. 1,300 170,075 1,278 3.7
Hitachi Ltd. 3,200 175,874 10,903 31.8
IHI Corp. 8,700 218,537 13,446 39.2
Japan Tobacco, Inc. 10,700 226,022 6,623 19.3
Kyushu Electric Power Co., Inc. 28,500 162,866 4,670 13.6
Lawson, Inc. 4,600 194,754 4,553 13.3
Marubeni Corp. 13,900 189,036 8,449 24.6
MISUMI Group, Inc. 9,700 243,745 7,409 21.6
Mitsubishi Corp. 8,700 312,647 8,745 25.5
Mitsubishi Motors Corp. 83,800 330,239 27,290 79.6
Nitto Denko Corp. 2,400 155,331 2,230 6.5
Ono Pharmaceutical Co. Ltd. 7,500 156,286 (3,006) (8.8)
Osaka Gas Co. Ltd. 14,400 236,560 (4,642) (13.5)
Recruit Holdings Co. Ltd. 9,700 266,838 12,603 36.7
SCREEN Holdings Co. Ltd. 2,800 248,372 13,026 38.0
Shin-Etsu Chemical Co. Ltd. 5,000 162,305 10,507 30.6
Subaru Corp. 10,400 166,022 6,937 20.2
Sumitomo Corp. 11,500 203,727 9,541 27.8
Tokyo Electric Power Co. Holdings, Inc. 43,700 156,106 5,365 15.6
Tokyo Gas Co. Ltd. 13,400 251,829 (175) (0.5)
Toyo Suisan Kaisha Ltd. 4,500 188,060 (379) (1.1)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (12,500) (242,510) (2,772) (8.1)
Ajinomoto Co., Inc. (4,900) (170,461) (4,759) (13.9)
Asahi Intecc Co. Ltd. (9,800) (173,149) (3,757) (11.0)
Asahi Kasei Corp. (25,300) (177,204) (1,424) (4.2)
Bridgestone Corp. (5,000) (203,114) (12,340) (36.0)
Canon, Inc. (8,800) (195,975) (4,764) (13.9)
Capcom Co. Ltd. (4,500) (161,058) (4,477) (13.1)
Daiichi Sankyo Co. Ltd. (7,200) (262,639) (14,333) (41.8)
Daikin Industries Ltd. (1,300) (233,229) (11,903) (34.7)
Fast Retailing Co. Ltd. (800) (175,130) (6,514) (19.0)
Isuzu Motors Ltd. (15,300) (182,850) (3,433) (10.0)
ITOCHU Corp. (6,300) (205,169) (9,538) (27.8)
JSR Corp. (10,900) (257,853) (4,184) (12.2)
Kobe Bussan Co. Ltd. (8,600) (240,131) (9,221) (26.9)
Kose Corp. (2,600) (309,032) (16,281) (47.5)
Kubota Corp. (11,100) (168,291) (6,943) (20.2)
MatsukiyoCocokara & Co. (6,200) (328,424) (19,767) (57.6)
Nintendo Co. Ltd. (4,300) (167,019) (427) (1.2)
Nippon Paint Holdings Co. Ltd. (17,200) (161,733) (4,080) (11.9)
NTT Data Corp. (12,500) (164,332) (4,192) (12.2)
Sekisui House Ltd. (22,800) (464,692) (3,627) (10.6)
Seven & i Holdings Co. Ltd. (6,100) (275,562) (3,767) (11.0)
Sony Group Corp. (3,300) (300,575) (11,522) (33.6)
Sumitomo Electric Industries Ltd. (15,900) (204,266) (13,861) (40.4)
Unicharm Corp. (5,500) (226,082) (4,963) (14.5)
West Japan Railway Co. (4,400) (181,243) (3,155) (9.2)
Yaskawa Electric Corp. (7,000) (307,019) (15,474) (45.1)
Z Holdings Corp. (74,300) (210,674) 2,139 6.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-15.32% to 0.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
1-13 months
maturity
ranging from
04/19/2023
- 05/01/2024 $129,825,639 $131,634 $(137,182) $(5,548)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Accenture plc 3,084 881,438 61,221 (1,103.5)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Adobe, Inc. 2,134 822,380 29,155 (525.5)
Alphabet, Inc. 7,945 824,135 7,112 (128.2)
Altria Group, Inc. 9,288 414,431 (6,502) 117.2
American International Group, Inc. 9,929 500,024 30,978 (558.4)
Apple, Inc. 2,734 450,837 16,091 (290.0)
Arrow Electronics, Inc. 3,131 390,968 25,893 (466.7)
Cardinal Health, Inc. 5,347 403,698 31,440 (566.7)
Centene Corp. 6,718 424,645 4,434 (79.9)
Cigna Group (The) 3,194 816,163 (32,423) 584.4
CVS Health Corp. 6,598 490,297 538 (9.7)
Danaher Corp. 3,367 848,619 12,760 (230.0)
Deere & Co. 1,038 428,569 28,420 (512.3)
General Motors Co. 12,691 465,506 41,880 (754.9)
Global Payments, Inc. 4,701 494,733 31,450 (566.9)
Intel Corp. 21,922 716,192 62,697 (1,130.1)
Johnson & Johnson 3,955 613,025 6,877 (124.0)
KLA Corp. 944 376,816 10,780 (194.3)
M&T Bank Corp. 3,255 389,200 (9,537) 171.9
Mastercard, Inc. 2,264 822,760 18,463 (332.8)
Meta Platforms, Inc. 2,977 630,945 25,788 (464.8)
Microsoft Corp. 2,989 861,729 32,004 (576.9)
NRG Energy, Inc. 10,498 359,976 29,499 (531.7)
PayPal Holdings, Inc. 7,721 586,333 22,656 (408.4)
PNC Financial Services Group, Inc. (The) 3,446 437,987 11,647 (209.9)
Roper Technologies, Inc. 823 362,688 10,133 (182.6)
Thermo Fisher Scientific, Inc. 984 567,148 13,078 (235.7)
UnitedHealth Group, Inc. 1,662 785,445 (13,830) 249.3
Veeva Systems, Inc. 2,124 390,370 12,949 (233.4)
Visa, Inc. 3,191 719,443 10,463 (188.6)
Short Positions
Common Stocks
United States
Affirm Holdings, Inc. (46,595) (525,126) (63,231) 1,139.7
agilon health, Inc. (18,379) (436,501) 54,218 (977.3)
Alcoa Corp. (13,653) (581,072) (36,244) 653.3
Atmos Energy Corp. (3,795) (426,406) 8,842 (159.4)
Baker Hughes Co. (27,597) (796,449) (45,975) 828.7
Carnival Corp. (68,864) (698,970) (83,844) 1,511.2
DuPont de Nemours, Inc. (5,708) (409,663) (24,088) 434.2
EQT Corp. (14,844) (473,672) (28,052) 505.6
Five Below, Inc. (1,760) (362,507) (22,123) 398.8
Halliburton Co. (15,025) (475,391) (21,615) 389.6
Hanesbrands, Inc. (90,096) (473,905) (20,538) 370.2
Honeywell International, Inc. (2,561) (489,458) (16,595) 299.1
Norwegian Cruise Line Holdings Ltd. (47,070) (633,092) (50,271) 906.1
NVIDIA Corp. (1,461) (405,822) (29,980) 540.4
Quanta Services, Inc. (2,277) (379,439) (26,277) 473.6
Schlumberger NV (13,660) (670,706) (38,520) 694.3
Waste Connections, Inc. (2,665) (370,622) (12,552) 226.2
Wayfair, Inc. (11,885) (408,131) (12,854) 231.7
Wolfspeed, Inc. (5,662) (367,747) (17,313) 312.1
WW Grainger, Inc. (551) (379,534) (13,946) 251.4

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 108.7%
COMMON STOCKS - 54.5%
Australia - 1.7%
BHP Group Ltd. (2)(a) 19,897 629,022
BlueScope Steel Ltd. (2) 46,775 633,117
Harvey Norman Holdings Ltd. (2)(a) 21,713 52,256
Incitec Pivot Ltd. (2) 245,893 518,152
JB Hi-Fi Ltd. (2)(a) 14,476 413,136
Pilbara Minerals Ltd. (2) 61,810 164,440
Qantas Airways Ltd. (2)* 19,638 87,653
Sonic Healthcare Ltd. (2) 6,158 144,362
South32 Ltd. (2) 134,654 394,635
Whitehaven Coal Ltd. (2) 82,773 372,636
3,409,409
—
Austria - 0.0% (b)
ams-OSRAM AG (2)* 8,915 69,472
Belgium - 0.1%
Ageas SA/NV (2) 623 26,950
Proximus SADP (2)(a) 23,564 227,870
254,820
—
Brazil - 0.1%
Yara International ASA (2) 4,711 204,743
Canada - 2.0%
Air Canada 14,117 200,030
ARC Resources Ltd. 46,677 529,455
Bank of Nova Scotia (The) 3,583 180,462
Empire Co. Ltd., Class A 7,388 198,052
Imperial Oil Ltd. 8,031 408,413
Manulife Financial Corp. (a) 2,750 50,462
Nutrien Ltd. (a) 8,316 614,148
Parkland Corp. 2,246 53,844
Ritchie Bros Auctioneers, Inc. (a) 4,584 257,911
Shaw Communications, Inc., Class
B 964 28,845
Suncor Energy, Inc. 19,719 612,215
Tourmaline Oil Corp. 4,390 182,941
West Fraser Timber Co. Ltd. 9,126 650,942
3,967,720
—
China - 0.2%
BOC Hong Kong Holdings Ltd. (2) 10,500 32,689
NXP Semiconductors NV 354 66,012
SITC International Holdings Co.
Ltd. (2) 123,000 264,347
363,048
—
Denmark - 0.6%
AP Moller - Maersk A/S, Class B
(2)(a) 535 972,475
ISS A/S (2)*(a) 9,014 183,967
1,156,442
—
Finland - 0.1%
Nokia OYJ (2) 28,493 139,869
INVESTMENTS SHARES VALUE ($)
France - 1.2%
Air France-KLM (2)* 60,317 111,150
BNP Paribas SA (2) 836 49,924
Bouygues SA (2)(a) 546 18,414
Cie de Saint-Gobain (2)(a) 12,648 718,957
Dassault Aviation SA (2) 952 188,334
Eiffage SA (2) 152 16,449
Electricite de France SA (2)(a) 3,342 43,095
Ipsen SA (2) 441 48,559
Renault SA (2)* 8,639 352,093
Rexel SA (2) 12,461 296,257
Rubis SCA (2) 5,920 158,409
TotalEnergies SE (2) 7,313 431,202
2,432,843
—
Germany - 1.8%
BASF SE (2)(a) 2,102 110,352
Bayer AG (Registered) (2)(a) 6,597 421,427
Bayerische Motoren Werke AG (2) 5,027 550,953
Deutsche Bank AG (Registered) (2) 102,078 1,038,052
Deutsche Lufthansa AG
(Registered) (2)* 17,524 194,911
Deutsche Post AG (Registered) (2)
(a) 2,190 102,570
HeidelbergCement AG (2) 1,499 109,453
HelloFresh SE (2)* 1,208 28,808
Mercedes-Benz Group AG (2)(a) 792 60,907
ProSiebenSat.1 Media SE (2) 7,758 79,025
Rational AG (2) 34 22,854
TeamViewer SE (2)(c) 5,317 90,577
thyssenkrupp AG (2) 98,626 710,265
3,520,154
—
Guatemala - 0.1%
Millicom International Cellular SA,
SDR (2)* 10,266 194,800
Hong Kong - 0.2%
Hong Kong Exchanges & Clearing
Ltd. (2)(a) 800 35,460
New World Development Co. Ltd.
(2) 70,000 187,642
WH Group Ltd. (2)(c) 136,500 81,374
304,476
—
Italy - 1.0%
Banco BPM SpA (2) 77,669 303,402
Buzzi Unicem SpA (2) 331 8,034
Eni SpA (2) 3,058 42,648
Leonardo SpA (2) 37,219 436,488
UniCredit SpA (2) 33,220 626,127
Unipol Gruppo SpA (2) 97,682 501,463
1,918,162
—
Japan - 3.8%
Bank of Kyoto Ltd. (The) (2) 800 37,840
Dai-ichi Life Holdings, Inc. (2) 12,600 231,632
ENEOS Holdings, Inc. (2) 43,900 154,024
Fuji Electric Co. Ltd. (2) 600 23,694
Hitachi Construction Machinery Co.
Ltd. (2) 900 20,977
Idemitsu Kosan Co. Ltd. (2) 14,300 313,067

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 3.8% (continued)
IHI Corp. (2) 1,300 32,655
Iida Group Holdings Co. Ltd. (2) 5,800 94,695
Inpex Corp. (2) 53,100 561,931
Japan Post Insurance Co. Ltd. (2) 32,000 498,747
JFE Holdings, Inc. (2) 64,500 818,661
Kawasaki Kisen Kaisha Ltd. (2) 6,000 137,615
Kuraray Co. Ltd. (2) 4,900 45,069
Marubeni Corp. (2)(a) 1,100 14,960
Mazda Motor Corp. (2) 55,200 509,165
Mitsubishi Corp. (2)(a) 12,300 442,018
Mitsubishi Gas Chemical Co., Inc.
(2) 2,200 32,736
Mitsubishi Motors Corp. (2)* 173,800 684,910
Mitsui Chemicals, Inc. (2) 2,800 72,298
Mitsui OSK Lines Ltd. (2) 2,900 72,725
Mizuho Financial Group, Inc. (2) 34,200 484,531
MS&AD Insurance Group Holdings,
Inc. (2) 5,900 182,846
Nippon Shinyaku Co. Ltd. (2) 300 13,238
Nippon Steel Corp. (2)(a) 38,700 912,603
Nippon Yusen KK (2) 11,100 259,278
Obayashi Corp. (2) 2,200 16,835
Ryohin Keikaku Co. Ltd. (2)(a) 17,800 202,834
Shimamura Co. Ltd. (2)(a) 600 61,068
Sojitz Corp. (2) 4,880 101,971
Subaru Corp. (2) 8,900 142,076
Sumitomo Heavy Industries Ltd. (2) 1,100 26,975
Sumitomo Mitsui Trust Holdings,
Inc. (2) 600 20,614
THK Co. Ltd. (2) 1,900 44,041
Tokyo Gas Co. Ltd. (2) 2,700 50,742
Tosoh Corp. (2) 6,700 91,050
Toyota Tsusho Corp. (2) 2,100 89,538
Yamada Holdings Co. Ltd. (2)*(a) 4,500 15,472
7,515,131
—
Luxembourg - 0.5%
Aperam SA (2) 448 16,712
ArcelorMittal SA (2) 32,613 988,053
1,004,765
—
Netherlands - 1.1%
ING Groep NV (2) 5,135 60,980
NN Group NV (2) 19,710 715,669
OCI NV (2) 5,316 180,212
Shell plc (2) 42,029 1,197,767
2,154,628
—
New Zealand - 0.0% (b)
Xero Ltd. (2) 577 34,996
Nigeria - 0.0% (b)
Airtel Africa plc (2)(c) 6,158 8,079
Norway - 0.3%
Equinor ASA (2) 17,814 506,424
Norsk Hydro ASA (2) 5,081 37,922
544,346
—
Russia - 0.0%
Evraz plc (3)*(d) 27,473 –
INVESTMENTS SHARES VALUE ($)
Singapore - 0.2%
City Developments Ltd. (2) 4,000 22,196
Sea Ltd., ADR 1,068 92,435
STMicroelectronics NV (2) 6,501 346,398
461,029
—
Spain - 1.0%
Acerinox SA (2) 15,944 164,083
Banco de Sabadell SA (2) 302,539 325,363
Banco Santander SA (2) 75,826 282,564
Mapfre SA (2) 42,909 86,477
Repsol SA (2) 69,959 1,075,821
1,934,308
—
Sweden - 0.1%
Billerud AB (2) 7,074 72,708
Skanska AB, Class B (2) 4,980 76,277
SSAB AB, Class B (2) 1,146 8,192
Telefonaktiebolaget LM Ericsson,
Class B (2) 18,814 110,284
267,461
—
Switzerland - 1.0%
ABB Ltd. (Registered) (2)(a) 570 19,609
Adecco Group AG (Registered) (2)
(a) 290 10,563
Baloise Holding AG (Registered) (2) 1,341 208,816
Clariant AG (Registered) (2) 10,826 179,596
DKSH Holding AG (2)(a) 409 32,974
Dufry AG (Registered) (2)*(a) 3,299 147,130
Georg Fischer AG (Registered) (2) 751 58,451
Helvetia Holding AG (Registered)
(2) 189 26,344
Novartis AG (Registered) (2)(a) 11,056 1,015,146
Temenos AG (Registered) (2) 2,195 152,741
UBS Group AG (Registered) (2) 6,146 130,054
1,981,424
—
United Kingdom - 2.0%
Aviva plc (2) 1,773 8,856
Barclays plc (2) 481,071 865,882
BP plc (2) 54,955 347,344
British American Tobacco plc (2)(a) 1,625 56,963
Centrica plc (2) 158,393 207,437
CK Hutchison Holdings Ltd. (2) 47,500 293,866
DCC plc (2) 2,233 130,165
Direct Line Insurance Group plc (2) 53,957 91,660
Harbour Energy plc (2) 91,514 310,126
HSBC Holdings plc (2)(a) 10,813 73,491
InterContinental Hotels Group plc
(2) 695 45,499
International Distributions Services
plc (2) 24,740 68,509
Legal & General Group plc (2) 38,150 112,833
Liberty Global plc, Class C *(a) 40,096 817,156
Lloyds Banking Group plc (2) 87,680 51,551
Marks & Spencer Group plc (2)* 149,995 309,438
Standard Chartered plc (2) 1,906 14,446
Travis Perkins plc (2) 1,756 20,790

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 2.0% (continued)
Vodafone Group plc (2)(a) 41,751 46,055
3,872,067
—
United States - 35.4%
3M Co. (a) 4,069 427,693
Accenture plc, Class A (a) 56 16,005
ACI Worldwide, Inc. * 540 14,569
Activision Blizzard, Inc. 705 60,341
Adobe, Inc. *(a) 3,205 1,235,111
Advance Auto Parts, Inc. (a) 1,551 188,617
Advanced Micro Devices, Inc. (a)(e) 1,082 106,047
AGCO Corp. 646 87,339
Akamai Technologies, Inc. *(a)(e) 2,991 234,195
Align Technology, Inc. * 331 110,600
Allison Transmission Holdings, Inc. 25,833 1,168,685
Ally Financial, Inc. 6,547 166,883
Alphabet, Inc., Class A *(a) 17,139 1,777,828
Alphabet, Inc., Class C *(a) 7,855 816,920
Altice USA, Inc., Class A *(a)(e) 223,784 765,341
Altria Group, Inc. (a) 11,354 506,615
Amazon.com, Inc. (a) 14,949 1,544,082
Amedisys, Inc. 665 48,911
American Airlines Group, Inc. (a)(e) 2,755 40,636
American International Group, Inc. 29,977 1,509,642
American Tower Corp., REIT (a) 324 66,206
Analog Devices, Inc. (a) 1,444 284,786
APA Corp. 6,271 226,132
Apple, Inc. (a) 20,986 3,460,591
Applied Materials, Inc. (a)(e) 2,083 255,855
AppLovin Corp., Class A *(a)(e) 16,636 262,017
Arrow Electronics, Inc. * 2,181 272,341
Associated Banc-Corp. 1,918 34,486
Assurant, Inc. 270 32,419
Autodesk, Inc. *(a) 590 122,814
AutoNation, Inc. * 2,687 361,025
Avnet, Inc. 3,615 163,398
Axis Capital Holdings Ltd. 1,096 59,754
Bank of America Corp. (a)(e) 8,304 237,494
Bank of New York Mellon Corp.
(The) (a) 2,208 100,332
Bath & Body Works, Inc. (a) 1,692 61,893
Baxter International, Inc. 3,092 125,412
Berkshire Hathaway, Inc., Class B
*(a) 1,954 603,337
Best Buy Co., Inc. (a)(e) 933 73,026
Biogen, Inc. *(a)(e) 1,126 313,062
Blackbaud, Inc. * 141 9,771
Booking Holdings, Inc. *(a) 269 713,498
Bristol-Myers Squibb Co. (a) 2,921 202,455
Broadcom, Inc. (a) 351 225,181
Brunswick Corp. (a)(e) 121 9,922
Builders FirstSource, Inc. *(a) 1,794 159,271
BWX Technologies, Inc. 1,047 66,003
Cable One, Inc. 15 10,530
Capital One Financial Corp. (a)(e) 3,299 317,232
Capri Holdings Ltd. * 2,471 116,137
Cardinal Health, Inc. (a)(e) 4,950 373,725
Centene Corp. *(a) 6,221 393,229
CF Industries Holdings, Inc. 10,067 729,757
Chesapeake Energy Corp. (a)(e) 1,936 147,213
INVESTMENTS SHARES VALUE ($)
United States - 35.4% (continued)
Chevron Corp. 1,259 205,418
Cigna Group (The) (a) 5,199 1,328,500
Cisco Systems, Inc. (a) 14,635 765,045
Citigroup, Inc. (a) 27,215 1,276,111
Cleveland-Cliffs, Inc. *(a)(e) 3,534 64,778
CNA Financial Corp. 1,122 43,792
CNO Financial Group, Inc. 5,388 119,560
Coca-Cola Consolidated, Inc. 592 316,767
Cognizant Technology Solutions
Corp., Class A (a) 3,366 205,090
Comcast Corp., Class A (a) 12,006 455,147
Comerica, Inc. 4,145 179,976
Coterra Energy, Inc. (a)(e) 9,954 244,271
Crowdstrike Holdings, Inc., Class
A (a) 85 11,667
Crown Castle, Inc., REIT 311 41,624
CVS Health Corp. (a)(e) 21,273 1,580,797
Dell Technologies, Inc., Class C 2,320 93,287
Delta Air Lines, Inc. 18,591 649,198
Dick's Sporting Goods, Inc. 567 80,452
Digital Realty Trust, Inc., REIT 191 18,777
Discover Financial Services (a) 584 57,723
DISH Network Corp., Class A *(a)
(e) 2,681 25,014
DocuSign, Inc. * 2,720 158,576
Dominion Energy, Inc. (a) 1,171 65,471
Domino's Pizza, Inc. 621 204,849
Dropbox, Inc., Class A * 14,414 311,631
DXC Technology Co. * 10,361 264,827
Eastman Chemical Co. 1,400 118,076
Elanco Animal Health, Inc. * 6,570 61,758
EOG Resources, Inc. 380 43,559
Equinix, Inc., REIT 61 43,983
Exelixis, Inc. * 3,409 66,169
Expedia Group, Inc. * 5,895 571,992
Exxon Mobil Corp. 3,907 428,442
FedEx Corp. (a) 127 29,018
Fidelity National Information
Services, Inc. 6,911 375,475
FleetCor Technologies, Inc. * 139 29,308
Gap, Inc. (The) 19,459 195,368
Gates Industrial Corp. plc * 17,367 241,228
General Dynamics Corp. (a)(e) 1,450 330,905
General Motors Co. 39,463 1,447,503
Gilead Sciences, Inc. (a)(e) 423 35,096
Global Payments, Inc. 3,022 318,035
Goodyear Tire & Rubber Co. (The)
* 30,565 336,826
Grand Canyon Education, Inc. * 539 61,392
Hasbro, Inc. (a) 8,420 452,070
Hewlett Packard Enterprise Co. 15,807 251,806
Holcim AG (2)(a) 417 26,893
Horizon Therapeutics plc * 257 28,049
Humana, Inc. (a) 219 106,316
Huntington Ingalls Industries, Inc.
(a)(e) 448 92,745
Incyte Corp. * 1,254 90,627
Intel Corp. 35,379 1,155,832
Invesco Ltd. (a)(e) 942 15,449
IPG Photonics Corp. * 769 94,825

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 35.4% (continued)
Johnson & Johnson (a) 1,801 279,155
KB Home (a)(e) 9,315 374,277
KLA Corp. 208 83,027
Kroger Co. (The) (a) 6,801 335,765
L3Harris Technologies, Inc. (a) 452 88,700
Laboratory Corp. of America
Holdings 570 130,769
Lam Research Corp. 290 153,735
Lennar Corp., Class A (a) 262 27,539
Lincoln National Corp. 2,016 45,300
LyondellBasell Industries NV, Class
A (a) 1,227 115,203
Macy's, Inc. (a)(e) 22,938 401,186
ManpowerGroup, Inc. 2,918 240,823
Marathon Oil Corp. 14,458 346,414
Marathon Petroleum Corp. 3,419 460,984
Maravai LifeSciences Holdings,
Inc., Class A * 1,766 24,742
Marriott International, Inc., Class
A (a) 1,466 243,415
Marvell Technology, Inc. (a)(e) 1,738 75,255
Mattel, Inc. * 1,494 27,505
Medtronic plc (a) 4,170 336,185
Meta Platforms, Inc., Class A *(a) 5,993 1,270,156
MGIC Investment Corp. 8,868 119,009
Microchip Technology, Inc. (a)(e) 4,464 373,994
Microsoft Corp. (a) 11,795 3,400,498
Moderna, Inc. * 518 79,554
Mosaic Co. (The) 9,181 421,224
Murphy Oil Corp. 3,760 139,045
Navient Corp. 33,270 531,987
NCR Corp. * 3,945 93,063
Netflix, Inc. 2,573 888,920
New Relic, Inc. 146 10,992
NRG Energy, Inc. 21,493 736,995
Occidental Petroleum Corp. 341 21,289
Ovintiv, Inc. (a)(e) 3,091 111,523
Owens Corning 4,374 419,029
PACCAR, Inc. (a) 905 66,246
Patterson Cos., Inc. 4,763 127,506
PayPal Holdings, Inc. (a) 6,970 529,302
PBF Energy, Inc., Class A 7,590 329,102
PDC Energy, Inc. (a)(e) 5,094 326,933
Petco Health & Wellness Co., Inc. * 6,085 54,765
Pfizer, Inc. (a)(e) 21,673 884,258
Phillips 66 2,034 206,207
Pioneer Natural Resources Co. 246 50,243
Playtika Holding Corp. * 22,812 256,863
Popular, Inc. 4,630 265,808
Premier, Inc., Class A (a)(e) 1,654 53,540
Prologis, Inc., REIT (a) 1,198 149,474
Public Storage, REIT 111 33,538
PulteGroup, Inc. (a) 3,431 199,959
PVH Corp. 1,066 95,045
Qorvo, Inc. * 838 85,116
QUALCOMM, Inc. 6,201 791,124
QuidelOrtho Corp. *(a)(e) 1,403 124,993
Reinsurance Group of America, Inc. 799 106,075
RingCentral, Inc., Class A * 7,696 236,036
Ryder System, Inc. 348 31,056
INVESTMENTS SHARES VALUE ($)
United States - 35.4% (continued)
Salesforce, Inc. *(a) 4,438 886,624
Schneider National, Inc., Class B 5,719 152,983
ServiceNow, Inc. (a) 222 103,168
Signify NV (2)(c) 5,880 196,069
Simon Property Group, Inc., REIT 376 42,101
Six Flags Entertainment Corp. * 1,671 44,632
Skechers USA, Inc., Class A *(a) 3,042 144,556
Skyworks Solutions, Inc. 1,668 196,791
SLM Corp. 2,094 25,945
Southwest Airlines Co. 6,028 196,151
Southwestern Energy Co. * 30,818 154,090
SS&C Technologies Holdings, Inc.
(a)(e) 2,295 129,599
Stellantis NV (2) 64,721 1,177,034
Stifel Financial Corp. 962 56,845
Swiss Re AG (2) 1,566 160,881
Synaptics, Inc. * 3,237 359,793
Synchrony Financial 21,423 622,981
Syneos Health, Inc. * 16,092 573,197
Taylor Morrison Home Corp., Class
A * 9,867 377,511
TD SYNNEX Corp. 2,766 267,721
Tenet Healthcare Corp. * 1,170 69,521
Teradata Corp. *(a)(e) 5,887 237,128
Terex Corp. 1,500 72,570
Tesla, Inc. 3,993 828,388
Textron, Inc. 5,704 402,874
Toll Brothers, Inc. (a) 15,449 927,403
Travel + Leisure Co. 6,996 274,243
TripAdvisor, Inc. * 11,332 225,054
Tyson Foods, Inc., Class A (a) 9,624 570,896
United Airlines Holdings, Inc. * 7,756 343,203
United States Steel Corp. 17,518 457,220
Universal Health Services, Inc.,
Class B 397 50,459
Unum Group 10,597 419,217
Valero Energy Corp. 2,504 349,558
Veeva Systems, Inc., Class A *(a) 1,699 312,259
Verizon Communications, Inc. (a)(e) 7,843 305,014
VF Corp. (a) 3,933 90,105
Viatris, Inc. 47,089 452,996
Vicor Corp. * 582 27,319
Victoria's Secret & Co. *(a)(e) 2,512 85,785
Virtu Financial, Inc., Class A 24,757 467,907
Vishay Intertechnology, Inc. (a)(e) 8,555 193,514
VMware, Inc., Class A *(a) 248 30,963
Vontier Corp. 15,726 429,949
Wells Fargo & Co. (a) 1,319 49,304
Western Digital Corp. 2,042 76,922
Western Union Co. (The) 59,227 660,381
Westrock Co. 7,522 229,195
Williams-Sonoma, Inc. (a) 2,235 271,910
Workday, Inc., Class A (a) 718 148,296
Xerox Holdings Corp. 15,326 236,020
XPO, Inc. * 734 23,415

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 35.4% (continued)
Zoom Video Communications, Inc.,
Class A *(a)(e) 1,601 118,218
69,949,781
—
TOTAL COMMON STOCKS
(Cost $99,240,287) 107,663,973
PREFERRED STOCKS - 0.1%
Germany - 0.1%
Volkswagen AG (Preference) (2)(a)
(Cost $253,607) 1,842 251,382
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 5.5%
Federal Republic of Germany
0.50%, 4/15/2030 (2)(f)(g) EUR 3,145,506 3,553,730
French Republic
1.85%, 7/25/2027 (2)(f)(g) 1,160,168 1,362,207
0.70%, 7/25/2030 (2)(f)(g) 840,434 951,194
0.10%, 7/25/2031 (2)(f)(g) 457,132 492,339
United Kingdom Gilt Inflation Linked
0.13%, 8/10/2028 (2)(f)(g) GBP 774,192 977,281
0.13%, 3/22/2029 (2)(f)(g) 455,268 574,028
0.13%, 8/10/2031 (2)(f)(g) 490,868 629,501
1.25%, 11/22/2032 (2)(f)(g) 829,680 1,174,761
0.75%, 3/22/2034 (2)(f)(g) 775,745 1,049,503
Cost: $10,259,749 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $10,259,749) 10,764,544
U.S. TREASURY OBLIGATIONS - 11.4%
U.S. Treasury Inflation Linked Notes
1.63%, 10/15/2027 (2) $ 1,413,902 1,441,407
0.50%, 1/15/2028 (2) 1,212,860 1,170,440
0.75%, 7/15/2028 (2) 1,311,013 1,285,446
0.25%, 7/15/2029 (2) 1,286,538 1,218,919
0.13%, 1/15/2030 (2) 1,744,200 1,625,325
0.13%, 7/15/2030 (2) 1,750,275 1,628,405
0.13%, 1/15/2031 (2) 1,608,964 1,486,909
0.13%, 7/15/2031 (2) 4,130,014 3,803,364
0.13%, 1/15/2032 (2) 4,532,850 4,139,989
0.63%, 7/15/2032 (2) 4,118,680 3,933,742
1.13%, 1/15/2033 (2) 703,038 701,198
Cost: $22,267,304 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $22,267,304) 22,435,144
SHARES
SHORT-TERM INVESTMENTS - 37.2%
INVESTMENT COMPANIES - 16.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.50% (h)(i) 2,847,129 2,847,129
Limited Purpose Cash Investment
Fund, 4.73% (h) 30,253,152 30,241,050
TOTAL INVESTMENT COMPANIES
(Cost $33,082,722) 33,088,179
—
—
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 20.4%
U.S. Treasury Bills
3.93%, 4/6/2023 (2)(j) $ 2,571,000 2,570,011
4.33%, 4/20/2023 (2)(j) 7,254,000 7,238,080
4.54%, 5/4/2023 (2)(j) 1,181,000 1,176,303
4.59%, 5/11/2023 (2)(j) 2,999,000 2,984,282
4.63%, 5/25/2023 (2)(j) 3,576,000 3,552,162
4.66%, 6/1/2023 (2)(j) 1,317,000 1,307,206
4.68%, 6/8/2023 (2)(j) 2,497,000 2,476,131
4.74%, 6/15/2023 (2)(j) 1,930,000 1,911,836
4.71%, 6/29/2023 (2)(j) 370,000 365,860
4.82%, 7/13/2023 (2)(j) 2,763,000 2,726,739
4.80%, 7/20/2023 (2)(j) 603,000 594,620
4.80%, 7/27/2023 (2)(j) 1,514,000 1,491,444
4.79%, 8/3/2023 (2)(j) 1,664,000 1,637,440
4.96%, 8/17/2023 (2)(j)(k) 10,377,000 10,193,045
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $40,211,576) 40,225,159
—
TOTAL SHORT-TERM INVESTMENTS
(Cost $73,294,298) 73,313,338
TOTAL LONG POSITIONS
(Cost $205,315,245) 214,428,381
SHARES
SHORT POSITIONS - (12.8)%
COMMON STOCKS - (12.8)%
Australia - (0.4)%
Cleanaway Waste Management
Ltd. (2) (42,777) (68,452)
Endeavour Group Ltd. (2) (24,059) (109,307)
IDP Education Ltd. (2) (10,067) (185,519)
Lynas Rare Earths Ltd. (2) (3,175) (13,516)
Mineral Resources Ltd. (2) (4,257) (230,121)
OZ Minerals Ltd. (2) (1,554) (29,266)
REA Group Ltd. (2) (392) (36,551)
Reece Ltd. (2) (756) (8,860)
WiseTech Global Ltd. (2) (686) (30,221)
Worley Ltd. (2) (13,791) (133,577)
(845,390)
—
Belgium - (0.0)% (b)
UCB SA (2) (211) (18,858)
Brazil - (0.0)% (b)
Wheaton Precious Metals Corp. (791) (38,096)
Canada - (0.9)%
Cameco Corp. (25,964) (679,886)
Canadian Pacific Railway Ltd. (2,798) (215,455)
Constellation Software, Inc. (225) (423,015)
Dollarama, Inc. (940) (56,177)
Element Fleet Management Corp. (2,571) (33,766)
Nuvei Corp. (c) (234) (10,195)
Pan American Silver Corp. (14,017) (255,760)
WSP Global, Inc. (122) (15,981)
(1,690,235)
—
Chile - (0.1)%
Antofagasta plc (2) (11,881) (232,719)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Denmark - (0.3)%
Coloplast A/S, Class B (2) (74) (9,743)
Novo Nordisk A/S, Class B (2) (975) (154,851)
Novozymes A/S, Class B (2) (4,460) (228,366)
Vestas Wind Systems A/S (2) (10,014) (291,853)
(684,813)
—
Faroe Islands - (0.0)% (b)
Bakkafrost P/F (2) (980) (63,268)
France - (0.2)%
Hermes International (2) (133) (269,359)
Sartorius Stedim Biotech (2) (64) (19,635)
SEB SA (2) (127) (14,451)
SOITEC (2) (53) (8,505)
(311,950)
—
Germany - (0.3)%
adidas AG (2) (1,970) (349,226)
Rheinmetall AG (2) (858) (254,183)
Zalando SE (2)(c) (315) (13,202)
(616,611)
—
Italy - (0.9)%
Banca Generali SpA (2) (577) (18,369)
DiaSorin SpA (2) (983) (103,591)
Ferrari NV (2) (3,062) (829,751)
Infrastrutture Wireless Italiane SpA
(2)(c) (16,582) (217,860)
Moncler SpA (2) (282) (19,478)
Nexi SpA (2)(c) (38,402) (312,099)
Reply SpA (2) (591) (74,214)
Telecom Italia SpA (2) (429,739) (141,721)
(1,717,083)
—
Japan - (1.3)%
Ajinomoto Co., Inc. (2) (4,300) (149,588)
Azbil Corp. (2) (700) (19,173)
BayCurrent Consulting, Inc. (2) (5,000) (207,591)
Capcom Co. Ltd. (2) (13,400) (479,593)
Disco Corp. (2) (1,500) (174,498)
Japan Airport Terminal Co. Ltd. (2) (500) (24,976)
JSR Corp. (2) (3,200) (75,700)
Koei Tecmo Holdings Co. Ltd. (2) (4,000) (72,294)
Kurita Water Industries Ltd. (2) (400) (18,323)
Lasertec Corp. (2) (1,500) (266,519)
Nexon Co. Ltd. (2) (6,800) (162,376)
Nippon Paint Holdings Co. Ltd. (2) (4,500) (42,314)
Obic Co. Ltd. (2) (1,800) (285,108)
Rakuten Group, Inc. (2) (5,800) (27,050)
Sysmex Corp. (2) (900) (59,068)
TIS, Inc. (2) (3,000) (79,337)
Toyota Motor Corp. (2) (1,300) (18,506)
Unicharm Corp. (2) (3,100) (127,428)
Yaskawa Electric Corp. (2) (200) (8,772)
Z Holdings Corp. (2) (104,800) (297,155)
(2,595,369)
—
Netherlands - (0.2)%
Adyen NV (2)(c) (6) (9,561)
Argenx SE (2) (830) (308,224)
Koninklijke Philips NV (2) (3,624) (66,562)
INVESTMENTS SHARES VALUE ($)
Netherlands - (0.2)% (continued)
Wolters Kluwer NV (2) (136) (17,168)
(401,515)
—
Norway - (0.1)%
Kongsberg Gruppen ASA (2) (1,812) (73,246)
Salmar ASA (2) (682) (29,708)
Schibsted ASA, Class A (2) (6,964) (118,213)
(221,167)
—
South Korea - (0.1)%
Delivery Hero SE (2)(c) (6,033) (205,815)
Spain - (0.3)%
Acciona SA (2) (663) (133,024)
Cellnex Telecom SA (2)(c) (9,853) (383,160)
Grifols SA (2) (1,252) (12,393)
(528,577)
—
Sweden - (0.1)%
Beijer Ref AB (2) (1,753) (30,761)
Nibe Industrier AB, Class B (2) (6,755) (77,001)
(107,762)
—
Switzerland - (0.4)%
Bachem Holding AG, Class B (2) (5,387) (541,729)
SIG Group AG (2) (6,839) (176,194)
(717,923)
—
United Kingdom - (0.1)%
ConvaTec Group plc (2)(c) (19,418) (54,872)
Ocado Group plc (2) (17,969) (118,980)
Rentokil Initial plc (2) (7,697) (56,254)
(230,106)
—
United States - (7.1)%
10X Genomics, Inc., Class A (1,781) (99,362)
Affirm Holdings, Inc. (38,012) (428,395)
agilon health, Inc. (32,785) (778,643)
Alcoa Corp. (1,237) (52,647)
Alnylam Pharmaceuticals, Inc. (1,111) (222,556)
Arrowhead Pharmaceuticals, Inc. (6,646) (168,808)
Aspen Technology, Inc. (103) (23,574)
Axon Enterprise, Inc. (513) (115,348)
Azenta, Inc. (7,459) (332,821)
Ball Corp. (5,146) (283,596)
Bentley Systems, Inc., Class B (3,587) (154,205)
BILL Holdings, Inc. (732) (59,394)
Brookfield Renewable Corp. (609) (21,296)
Carnival Corp. (10,031) (101,815)
Celsius Holdings, Inc. (2,501) (232,443)
Chart Industries, Inc. (836) (104,834)
Clarivate plc (4,471) (41,983)
Cloudflare, Inc., Class A (3,597) (221,791)
Confluent, Inc., Class A (12,234) (294,472)
CoStar Group, Inc. (120) (8,262)
Definitive Healthcare Corp. (4,545) (46,950)
DoorDash, Inc., Class A (2,490) (158,264)
DoubleVerify Holdings, Inc. (2,392) (72,119)
Enphase Energy, Inc. (164) (34,486)
Entegris, Inc. (1,867) (153,113)
Envestnet, Inc. (6,959) (408,285)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (7.1)% (continued)
Equifax, Inc. (325) (65,923)
Etsy, Inc. (1,353) (150,629)
First Solar, Inc. (604) (131,370)
Five Below, Inc. (874) (180,018)
Fox Factory Holding Corp. (651) (79,012)
Freshpet, Inc. (5,200) (344,188)
Frontier Communications Parent,
Inc. (3,787) (86,230)
FTI Consulting, Inc. (311) (61,376)
GameStop Corp., Class A (11,074) (254,923)
General Electric Co. (8,217) (785,544)
Hanesbrands, Inc. (92,942) (488,875)
Hess Corp. (195) (25,806)
ICU Medical, Inc. (1,412) (232,924)
Insulet Corp. (676) (215,617)
Iridium Communications, Inc. (1,102) (68,247)
James Hardie Industries plc,
CHESS (2) (1,036) (22,299)
Kinsale Capital Group, Inc. (227) (68,134)
Kohl's Corp. (8,047) (189,426)
MasTec, Inc. (208) (19,644)
Mirati Therapeutics, Inc. (2,670) (99,271)
MP Materials Corp. (2,858) (80,567)
Natera, Inc. (3,299) (183,160)
nCino, Inc. (5,635) (139,635)
Novanta, Inc. (1,478) (235,135)
Novocure Ltd. (6,047) (363,667)
Palantir Technologies, Inc., Class A (12,528) (105,862)
Paycor HCM, Inc. (1,719) (45,588)
Peloton Interactive, Inc., Class A (12,244) (138,847)
Penumbra, Inc. (1,218) (339,444)
Pinterest, Inc., Class A (8,040) (219,251)
Plug Power, Inc. (39,597) (464,077)
Procore Technologies, Inc. (404) (25,303)
Quanta Services, Inc. (3,453) (575,407)
R1 RCM, Inc. (5,933) (88,995)
Repligen Corp. (1,166) (196,308)
Rivian Automotive, Inc., Class A (3,561) (55,124)
ROBLOX Corp., Class A (8,828) (397,083)
Royal Gold, Inc. (1,779) (230,754)
Saia, Inc. (928) (252,490)
SentinelOne, Inc., Class A (7,067) (115,616)
Shift4 Payments, Inc., Class A (112) (8,490)
SolarEdge Technologies, Inc. (56) (17,021)
Sunrun, Inc. (430) (8,665)
Take-Two Interactive Software, Inc. (104) (12,407)
Teladoc Health, Inc. (5,349) (138,539)
Toast, Inc., Class A (8,984) (159,466)
Trade Desk, Inc. (The), Class A (4,793) (291,942)
Unity Software, Inc. (4,325) (140,303)
Valvoline, Inc. (3,432) (119,914)
Viasat, Inc. (2,075) (70,218)
Wayfair, Inc., Class A (541) (18,578)
Wolfspeed, Inc. (4,357) (282,987)
World Wrestling Entertainment,
Inc., Class A (1,700) (155,142)
(13,864,903)
—
INVESTMENTS SHARES VALUE ($)
Zambia - (0.0)% (b)
First Quantum Minerals Ltd. (2,840) (65,290)
TOTAL COMMON STOCKS
(Proceeds $(25,306,565)) (25,157,450)
PREFERRED STOCKS - (0.0)% (b)
Germany - (0.0)% (b)
Sartorius AG (Preference) (2)
(Cost $(108,187)) (224) (94,406)
TOTAL SHORT POSITIONS
(Proceeds $(25,414,752)) (25,251,856)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.9%
(Cost $179,900,493) 189,176,525
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.1% (l) 8,050,713
NET ASSETS - 100.0% 197,227,238
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 5,212,169 2.6%
Consumer Discretionary 11,843,436 6.0
Consumer Staples 1,229,769 0.6
Energy 10,051,015 5.1
Financials 15,845,660 8.0
Foreign Government Securities 10,764,544 5.4
Health Care 5,055,575 2.6
Industrials 7,877,581 4.0
Information Technology 15,482,499 7.9
Materials 8,352,425 4.2
Real Estate 605,542 0.3
Utilities 1,107,828 0.6
Investment Companies 33,088,179 16.8
U.S. Treasury Obligations 62,660,303 31.8
Total Investments In Securities
At Value 189,176,525 95.9
Other Assets in Excess of
Liabilities ( l) 8,050,713 4.1
Net Assets
$ 197,227,238 100.0%

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $25,540,154, which is inclusive of rehypothecated amounts disclosed below; additional securities sold but not yet settled totaling $1,769,931 were also segregated.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2023 amounted to $(830,665), which represents (0.42)% of net assets of the Fund.
(d) Security fair valued using significant unobservable inputs (Level 3) as of March 31, 2023 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at March 31, 2023 amounted to $0, which represents 0.00% of net assets of the Fund.
(e) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company in connection with obligations for securities sold short with a total value of $5,976,492; additional securities sold but not yet settled totaling $997,569 were also rehypothecated.
(f) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2023 amounted to $10,764,544, which represents 5.46% of net assets of the Fund.
(g) Inflation protected security.
(h) Represents 7-day effective yield as of March 31, 2023.
(i) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(j) The rate shown was the effective yield at the date of purchase.
(k) All or a portion of the security pledged as collateral for swap contracts.
(l) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.
Total return swap contracts outstanding as of March 31, 2023 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-2.25%) Monthly BANA 06/21/2023 SEK (2,607,435) $ 3,600
3,600
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 04/21/2023 EUR (4,236,680) (212,275)
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/21/2023 EUR (151,310) (4,398)
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 06/16/2023 CHF (11,325,880) (587,787)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.74%)
Increases in
total return of
reference entity
Monthly BANA 06/21/2023 EUR 768,009 (27,627)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-1.04%) Monthly BANA 06/21/2023 CHF (632,728) $ (14,421)
(846,508)
$ (842,908)
Futures contracts outstanding as of March 31, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 18 4/2023 USD $ 1,438,020 $ 113,684
Hang Seng Index 18 4/2023 HKD 2,348,170 48,303
LME Aluminum Base Metal 1 4/2023 USD 59,633 (6,636)
LME Aluminum Base Metal 1 4/2023 USD 59,505 (4,219)
LME Aluminum Base Metal 2 4/2023 USD 119,225 (12,681)
LME Aluminum Base Metal 2 4/2023 USD 119,150 (11,111)
LME Aluminum Base Metal 2 4/2023 USD 119,116 (13,645)
LME Aluminum Base Metal 5 4/2023 USD 297,438 (3,660)
LME Aluminum Base Metal 8 4/2023 USD 477,242 (41,341)
LME Copper Base Metal 1 4/2023 USD 224,863 (6,188)
LME Copper Base Metal 1 4/2023 USD 224,913 (9,153)
LME Copper Base Metal 1 4/2023 USD 225,113 (2,807)
LME Copper Base Metal 1 4/2023 USD 224,961 (8,221)
LME Copper Base Metal 2 4/2023 USD 449,738 (15,195)
LME Copper Base Metal 3 4/2023 USD 675,059 (12,080)
LME Copper Base Metal 3 4/2023 USD 675,413 16,501
LME Lead Base Metal 1 4/2023 USD 52,803 (1,899)
LME Lead Base Metal 1 4/2023 USD 52,756 (1,271)
LME Lead Base Metal 2 4/2023 USD 105,288 1,820
LME Lead Base Metal 2 4/2023 USD 105,288 (2,843)
LME Lead Base Metal 4 4/2023 USD 211,575 (12,300)
LME Nickel Base Metal 1 4/2023 USD 142,196 (28,484)
LME Nickel Base Metal 1 4/2023 USD 142,007 (24,262)
LME Zinc Base Metal 1 4/2023 USD 73,498 (10,505)
LME Zinc Base Metal 1 4/2023 USD 73,456 (10,747)
LME Zinc Base Metal 1 4/2023 USD 73,665 (6,451)
LME Zinc Base Metal 2 4/2023 USD 146,747 (24,639)
LME Zinc Base Metal 2 4/2023 USD 147,413 (11,693)
RBOB Gasoline 15 4/2023 USD 1,689,030 28,834
Sugar No. 11 82 4/2023 USD 2,043,440 215,188
Brent Crude Oil 20 5/2023 USD 1,594,600 (29,339)
Cocoa 3 5/2023 USD 87,990 7,473
Coffee 'C' 3 5/2023 USD 191,813 (4,643)
Corn 2 5/2023 USD 66,050 3,204
Feeder Cattle 9 5/2023 USD 923,625 11,648
KC HRW Wheat 5 5/2023 USD 219,438 (2,274)
LME Aluminum Base Metal 1 5/2023 USD 59,917 (761)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 2 5/2023 USD $ 119,892 $ 1,136
LME Aluminum Base Metal 2 5/2023 USD 119,567 (5,189)
LME Aluminum Base Metal 3 5/2023 USD 179,794 435
LME Aluminum Base Metal 3 5/2023 USD 179,138 (14,452)
LME Aluminum Base Metal 3 5/2023 USD 179,531 547
LME Aluminum Base Metal 3 5/2023 USD 179,200 (9,959)
LME Aluminum Base Metal 3 5/2023 USD 179,103 (17,637)
LME Aluminum Base Metal 4 5/2023 USD 239,350 588
LME Aluminum Base Metal 5 5/2023 USD 299,000 (5,307)
LME Aluminum Base Metal 6 5/2023 USD 358,988 (2,468)
LME Aluminum Base Metal 8 5/2023 USD 478,200 (22,046)
LME Copper Base Metal 1 5/2023 USD 224,847 4,244
LME Copper Base Metal 1 5/2023 USD 224,863 1,195
LME Copper Base Metal 1 5/2023 USD 225,131 (1,357)
LME Copper Base Metal 1 5/2023 USD 225,138 (3,454)
LME Copper Base Metal 1 5/2023 USD 224,835 (2,884)
LME Copper Base Metal 2 5/2023 USD 449,825 3,977
LME Copper Base Metal 2 5/2023 USD 450,225 133
LME Copper Base Metal 2 5/2023 USD 449,685 (2,931)
LME Lead Base Metal 1 5/2023 USD 52,636 220
LME Lead Base Metal 1 5/2023 USD 52,631 1,213
LME Lead Base Metal 1 5/2023 USD 52,644 (784)
LME Lead Base Metal 1 5/2023 USD 52,666 650
LME Lead Base Metal 1 5/2023 USD 52,644 (359)
LME Lead Base Metal 1 5/2023 USD 52,660 (793)
LME Lead Base Metal 1 5/2023 USD 52,642 (361)
LME Lead Base Metal 2 5/2023 USD 105,344 2,260
LME Lead Base Metal 3 5/2023 USD 157,931 (836)
LME Nickel Base Metal 1 5/2023 USD 142,307 (33,415)
LME Nickel Base Metal 1 5/2023 USD 142,397 (23,241)
LME Nickel Base Metal 1 5/2023 USD 142,554 (15,549)
LME Zinc Base Metal 2 5/2023 USD 146,559 (5,284)
Natural Gas 7 5/2023 USD 172,550 (24,260)
NY Harbor ULSD 6 5/2023 USD 646,884 (11,876)
RBOB Gasoline 10 5/2023 USD 1,103,760 11,026
Silver 5 5/2023 USD 603,900 33,528
Soybean 31 5/2023 USD 2,333,525 (33,082)
Soybean Meal 13 5/2023 USD 605,800 (18,909)
Soybean Oil 8 5/2023 USD 266,352 (24,579)
WTI Crude Oil 15 5/2023 USD 1,137,000 8,917
100 oz Gold 25 6/2023 USD 4,965,500 217,925
Australia 10 Year Bond 123 6/2023 AUD 10,147,085 38,496
Australia 3 Year Bond 46 6/2023 AUD 3,351,486 18,676
Euro STOXX 50 Index 106 6/2023 EUR 4,898,318 193,702
Euro-Bobl 22 6/2023 EUR 2,816,316 44,978
Euro-BTP 17 6/2023 EUR 2,134,578 58,381
Euro-Bund 112 6/2023 EUR 16,532,465 (923)
Euro-Buxl 6 6/2023 EUR 921,521 34,346
Euro-OAT 25 6/2023 EUR 3,538,995 75,376
Euro-Schatz 46 6/2023 EUR 5,274,802 16,764
FTSE 100 Index 29 6/2023 GBP 2,732,806 22,025
FTSE/MIB Index 70 6/2023 EUR 10,117,951 308,666
Japan 10 Year Bond 32 6/2023 JPY 35,635,625 508,889
Live Cattle 23 6/2023 USD 1,491,550 42,361
LME Aluminum Base Metal 1 6/2023 USD 60,199 1,896
LME Aluminum Base Metal 1 6/2023 USD 60,121 543

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 1 6/2023 USD $ 60,325 $ 583
LME Aluminum Base Metal 3 6/2023 USD 180,945 1,712
LME Aluminum Base Metal 4 6/2023 USD 240,975 13,913
LME Aluminum Base Metal 6 6/2023 USD 361,388 16,182
LME Aluminum Base Metal 18 6/2023 USD 1,084,725 (39,091)
LME Copper Base Metal 1 6/2023 USD 224,850 9,060
LME Copper Base Metal 1 6/2023 USD 224,825 8,446
LME Copper Base Metal 1 6/2023 USD 224,874 3,689
LME Copper Base Metal 1 6/2023 USD 224,821 (318)
LME Copper Base Metal 2 6/2023 USD 449,700 6,458
LME Copper Base Metal 2 6/2023 USD 449,584 2,730
LME Copper Base Metal 3 6/2023 USD 674,400 10,553
LME Copper Base Metal 7 6/2023 USD 1,573,863 74,004
LME Copper Base Metal 33 6/2023 USD 7,418,813 76,386
LME Lead Base Metal 1 6/2023 USD 52,788 451
LME Lead Base Metal 12 6/2023 USD 632,325 (4,567)
LME Nickel Base Metal 1 6/2023 USD 142,974 7,323
LME Nickel Base Metal 1 6/2023 USD 142,870 4,027
LME Nickel Base Metal 5 6/2023 USD 714,870 (81,555)
LME Zinc Base Metal 1 6/2023 USD 73,099 546
LME Zinc Base Metal 1 6/2023 USD 73,085 1,307
LME Zinc Base Metal 1 6/2023 USD 73,106 1,353
LME Zinc Base Metal 3 6/2023 USD 219,410 2,976
LME Zinc Base Metal 21 6/2023 USD 1,535,494 (102,902)
Long Gilt 78 6/2023 GBP 9,998,303 (66,896)
Low Sulphur Gasoil 11 6/2023 USD 813,725 (47,693)
Sugar No. 11 1 6/2023 USD 24,450 1,702
TOPIX Index 98 6/2023 JPY 14,787,648 (106,763)
U.S. Treasury 10 Year Note 153 6/2023 USD 17,604,563 43,019
U.S. Treasury 2 Year Note 25 6/2023 USD 5,165,039 27,562
U.S. Treasury 5 Year Note 131 6/2023 USD 14,363,945 227,231
U.S. Treasury Long Bond 69 6/2023 USD 9,062,719 276,464
U.S. Treasury Ultra Bond 41 6/2023 USD 5,807,906 184,058
Cocoa 7 7/2023 USD 202,580 11,352
Coffee 'C' 7 7/2023 USD 445,463 (17,055)
Corn 57 7/2023 USD 1,812,600 62,077
Cotton No. 2 3 7/2023 USD 124,650 2,109
Soybean Meal 30 7/2023 USD 1,383,900 35,945
Soybean Oil 3 7/2023 USD 100,116 1,986
Wheat 4 7/2023 USD 140,900 3,071
2,150,200
Short Contracts
CAC 40 10 Euro Index (16) 4/2023 EUR (1,272,596) (54,482)
IBEX 35 Index (3) 4/2023 EUR (299,101) (5,391)
LME Aluminum Base Metal (1) 4/2023 USD (59,633) 6,526
LME Aluminum Base Metal (1) 4/2023 USD (59,505) 4,043
LME Aluminum Base Metal (2) 4/2023 USD (119,225) 12,512
LME Aluminum Base Metal (2) 4/2023 USD (119,150) 10,869
LME Aluminum Base Metal (2) 4/2023 USD (119,116) 13,066
LME Aluminum Base Metal (5) 4/2023 USD (297,438) 2,148
LME Aluminum Base Metal (8) 4/2023 USD (477,242) 42,690
LME Copper Base Metal (1) 4/2023 USD (225,113) 1,760
LME Copper Base Metal (1) 4/2023 USD (224,863) 6,847
LME Copper Base Metal (1) 4/2023 USD (224,913) 8,263
LME Copper Base Metal (1) 4/2023 USD (224,961) 8,537
LME Copper Base Metal (2) 4/2023 USD (449,738) 16,057

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (3) 4/2023 USD $ (675,059) $ 9,733
LME Copper Base Metal (3) 4/2023 USD (675,413) (15,855)
LME Lead Base Metal (1) 4/2023 USD (52,756) 1,272
LME Lead Base Metal (1) 4/2023 USD (52,803) 2,078
LME Lead Base Metal (2) 4/2023 USD (105,288) (1,820)
LME Lead Base Metal (2) 4/2023 USD (105,288) 2,579
LME Lead Base Metal (4) 4/2023 USD (211,575) 12,051
LME Nickel Base Metal (1) 4/2023 USD (142,196) 25,621
LME Nickel Base Metal (1) 4/2023 USD (142,007) 26,590
LME Zinc Base Metal (1) 4/2023 USD (73,665) 5,895
LME Zinc Base Metal (1) 4/2023 USD (73,498) 11,150
LME Zinc Base Metal (1) 4/2023 USD (73,456) 10,746
LME Zinc Base Metal (2) 4/2023 USD (147,413) 11,558
LME Zinc Base Metal (2) 4/2023 USD (146,747) 24,370
Natural Gas (9) 4/2023 USD (199,440) 10,040
NY Harbor ULSD (7) 4/2023 USD (770,456) (10,165)
OMXS30 Index (150) 4/2023 SEK (3,203,705) (147,572)
WTI Crude Oil (20) 4/2023 USD (1,513,400) 4,093
Cotton No. 2 (6) 5/2023 USD (248,340) (6,976)
LME Aluminum Base Metal (1) 5/2023 USD (59,917) 771
LME Aluminum Base Metal (2) 5/2023 USD (119,567) 3,704
LME Aluminum Base Metal (2) 5/2023 USD (119,892) (2,368)
LME Aluminum Base Metal (3) 5/2023 USD (179,200) 10,177
LME Aluminum Base Metal (3) 5/2023 USD (179,531) (773)
LME Aluminum Base Metal (3) 5/2023 USD (179,794) (95)
LME Aluminum Base Metal (3) 5/2023 USD (179,103) 17,429
LME Aluminum Base Metal (3) 5/2023 USD (179,138) 14,712
LME Aluminum Base Metal (4) 5/2023 USD (239,350) (691)
LME Aluminum Base Metal (5) 5/2023 USD (299,000) 4,299
LME Aluminum Base Metal (6) 5/2023 USD (358,988) 2,351
LME Aluminum Base Metal (8) 5/2023 USD (478,200) 20,957
LME Copper Base Metal (1) 5/2023 USD (225,138) 3,110
LME Copper Base Metal (1) 5/2023 USD (224,835) 1,912
LME Copper Base Metal (1) 5/2023 USD (224,863) (828)
LME Copper Base Metal (1) 5/2023 USD (225,131) 829
LME Copper Base Metal (1) 5/2023 USD (224,847) (2,598)
LME Copper Base Metal (2) 5/2023 USD (449,825) (3,147)
LME Copper Base Metal (2) 5/2023 USD (449,685) 3,160
LME Copper Base Metal (2) 5/2023 USD (450,225) 1,424
LME Lead Base Metal (1) 5/2023 USD (52,666) (306)
LME Lead Base Metal (1) 5/2023 USD (52,631) (1,059)
LME Lead Base Metal (1) 5/2023 USD (52,660) 412
LME Lead Base Metal (1) 5/2023 USD (52,644) 891
LME Lead Base Metal (1) 5/2023 USD (52,644) 496
LME Lead Base Metal (1) 5/2023 USD (52,642) 181
LME Lead Base Metal (1) 5/2023 USD (52,636) (166)
LME Lead Base Metal (2) 5/2023 USD (105,344) (2,324)
LME Lead Base Metal (3) 5/2023 USD (157,931) 1,055
LME Nickel Base Metal (1) 5/2023 USD (142,307) 29,530
LME Nickel Base Metal (1) 5/2023 USD (142,554) 15,705
LME Nickel Base Metal (1) 5/2023 USD (142,397) 24,670
LME Zinc Base Metal (2) 5/2023 USD (146,559) 4,536
Low Sulphur Gasoil (2) 5/2023 USD (150,350) (1,476)
Wheat (2) 5/2023 USD (69,225) 223
Canada 10 Year Bond (11) 6/2023 CAD (1,025,609) 18,208
DAX Index (13) 6/2023 EUR (5,567,850) (192,073)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Lean Hogs (3) 6/2023 USD $ (109,950) $ 25
LME Aluminum Base Metal (1) 6/2023 USD (60,325) (672)
LME Aluminum Base Metal (1) 6/2023 USD (60,121) (666)
LME Aluminum Base Metal (1) 6/2023 USD (60,199) (2,369)
LME Aluminum Base Metal (3) 6/2023 USD (180,945) (1,186)
LME Aluminum Base Metal (4) 6/2023 USD (240,975) (12,788)
LME Aluminum Base Metal (6) 6/2023 USD (361,388) (19,099)
LME Aluminum Base Metal (70) 6/2023 USD (4,218,375) (37,783)
LME Copper Base Metal (1) 6/2023 USD (224,825) (10,278)
LME Copper Base Metal (1) 6/2023 USD (224,850) (5,869)
LME Copper Base Metal (1) 6/2023 USD (224,821) (1,123)
LME Copper Base Metal (1) 6/2023 USD (224,874) (3,176)
LME Copper Base Metal (2) 6/2023 USD (449,584) 161
LME Copper Base Metal (2) 6/2023 USD (449,700) (7,983)
LME Copper Base Metal (3) 6/2023 USD (674,400) (12,858)
LME Copper Base Metal (3) 6/2023 USD (674,438) (2,180)
LME Copper Base Metal (7) 6/2023 USD (1,573,863) (67,624)
LME Lead Base Metal (1) 6/2023 USD (52,694) 115
LME Lead Base Metal (1) 6/2023 USD (52,788) (765)
LME Nickel Base Metal (1) 6/2023 USD (142,974) (7,940)
LME Nickel Base Metal (1) 6/2023 USD (142,870) (4,352)
LME Nickel Base Metal (3) 6/2023 USD (428,922) 4,131
LME Zinc Base Metal (1) 6/2023 USD (73,106) (1,489)
LME Zinc Base Metal (1) 6/2023 USD (73,099) (847)
LME Zinc Base Metal (1) 6/2023 USD (73,085) (947)
LME Zinc Base Metal (3) 6/2023 USD (219,410) (4,216)
LME Zinc Base Metal (6) 6/2023 USD (438,713) (6,287)
Russell 2000 E-Mini Index (23) 6/2023 USD (2,085,525) (18,936)
S&P 500 E-Mini Index (138) 6/2023 USD (28,550,475) (1,250,346)
S&P Midcap 400 E-Mini Index (6) 6/2023 USD (1,517,820) (40,296)
S&P/TSX 60 Index (10) 6/2023 CAD (1,789,419) (35,907)
SPI 200 Index (4) 6/2023 AUD (480,682) (11,435)
KC HRW Wheat (1) 7/2023 USD (43,088) (3,042)
Soybean (9) 7/2023 USD (663,975) (14,974)
Platinum (1) 2/2024 JPY (15,692) (280)
(1,561,610)
$ 588,590
Forward foreign currency exchange contracts outstanding as of March 31, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 843,500 USD 561,703 CITI 6/21/2023 $ 3,779
AUD 843,500 USD 561,700 JPMC 6/21/2023 3,782
BRL 11,345,498 USD 2,128,032 CITI
**
6/21/2023 77,879
BRL 11,345,488 USD 2,128,019 JPMC
**
6/21/2023 77,889
CAD 1,597,000 USD 1,173,323 CITI 6/21/2023 9,865
CAD 1,597,000 USD 1,173,317 JPMC 6/21/2023 9,871
CHF 313,000 USD 343,185 CITI 6/21/2023 1,861
CHF 313,000 USD 343,183 JPMC 6/21/2023 1,863
CNY 29,908,001 USD 4,376,480 CITI
**
6/21/2023 3,258
CNY 29,907,999 USD 4,376,458 JPMC
**
6/21/2023 3,279

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
COP 2,300,000,001 USD 463,247 CITI
**
6/21/2023 $ 22,757
COP 2,299,999,999 USD 463,245 JPMC
**
6/21/2023 22,759
CZK 20,785,006 USD 932,023 CITI 6/21/2023 24,608
CZK 20,784,994 USD 932,018 JPMC 6/21/2023 24,613
DKK 583,000 USD 83,426 CITI 6/21/2023 1,896
DKK 583,000 USD 83,425 JPMC 6/21/2023 1,897
EUR 13,603,861 USD 14,580,515 CITI 6/21/2023 239,317
EUR 11,574,855 USD 12,406,540 JPMC 6/21/2023 202,924
GBP 5,137,500 USD 6,208,733 CITI 6/21/2023 138,800
GBP 5,137,500 USD 6,208,702 JPMC 6/21/2023 138,831
HUF 533,009,000 USD 1,429,815 CITI 6/21/2023 54,127
HUF 533,009,000 USD 1,429,808 JPMC 6/21/2023 54,134
IDR 13,000,000,000 USD 852,448 CITI
**
6/21/2023 16,056
IDR 13,000,000,000 USD 852,443 JPMC
**
6/21/2023 16,061
ILS 1,628,500 USD 450,848 CITI 6/21/2023 3,447
ILS 1,628,500 USD 450,846 JPMC 6/21/2023 3,448
INR 294,923,504 USD 3,539,932 CITI
**
6/21/2023 35,759
INR 294,923,496 USD 3,539,915 JPMC
**
6/21/2023 35,777
JPY 309,719,000 USD 2,328,645 CITI 6/21/2023 31,429
JPY 309,719,000 USD 2,328,633 JPMC 6/21/2023 31,441
KRW 2,152,730,939 USD 1,643,806 CITI
**
6/21/2023 11,748
KRW 2,152,730,937 USD 1,644,802 JPMC
**
6/21/2023 10,751
MXN 86,056,502 USD 4,582,667 CITI 6/21/2023 119,496
MXN 86,056,498 USD 4,582,644 JPMC 6/21/2023 119,519
NZD 34,500 USD 21,447 CITI 6/21/2023 125
NZD 34,500 USD 21,447 JPMC 6/21/2023 126
PHP 5,000,000 USD 91,980 CITI
**
6/21/2023 47
PHP 5,000,000 USD 91,979 JPMC
**
6/21/2023 48
PLN 7,955,000 USD 1,773,860 CITI 6/21/2023 60,058
PLN 7,955,000 USD 1,773,851 JPMC 6/21/2023 60,067
SEK 43,540,250 USD 4,162,507 CITI 6/21/2023 49,935
SEK 43,540,250 USD 4,162,486 JPMC 6/21/2023 49,956
SGD 453,500 USD 340,325 CITI 6/21/2023 1,324
SGD 453,500 USD 340,323 JPMC 6/21/2023 1,326
USD 2,416,629 AUD 3,550,503 CITI 6/21/2023 36,375
USD 2,416,637 AUD 3,550,497 JPMC 6/21/2023 36,386
USD 440,919 CHF 399,500 CITI 6/21/2023 518
USD 440,921 CHF 399,500 JPMC 6/21/2023 519
USD 37,253 CNY 254,000 CITI
**
6/21/2023 57
USD 37,253 CNY 254,000 JPMC
**
6/21/2023 57
USD 142,157 DKK 967,500 CITI 6/21/2023 563
USD 142,158 DKK 967,500 JPMC 6/21/2023 564
USD 620,506 EUR 567,000 CITI 6/21/2023 2,825
USD 190,306 EUR 174,000 JPMC 6/21/2023 753
USD 65,760 GBP 53,000 CITI 6/21/2023 277
USD 65,761 GBP 53,000 JPMC 6/21/2023 278
USD 717,507 HKD 5,607,500 CITI 6/21/2023 541
USD 717,511 HKD 5,607,500 JPMC 6/21/2023 544
USD 284,956 ILS 1,006,376 CITI 6/21/2023 4,212
USD 284,957 ILS 1,006,374 JPMC 6/21/2023 4,214
USD 856,716 JPY 112,380,000 CITI 6/21/2023 374
USD 856,720 JPY 112,380,000 JPMC 6/21/2023 379
USD 1,714,017 KRW 2,218,750,000 CITI
**
6/21/2023 7,691
USD 1,714,025 KRW 2,218,750,000 JPMC
**
6/21/2023 7,700
USD 987,096 NOK 10,256,003 CITI 6/21/2023 3,990
USD 987,100 NOK 10,255,997 JPMC 6/21/2023 3,995
USD 56,082 PLN 242,500 CITI 6/21/2023 177
USD 56,082 PLN 242,500 JPMC 6/21/2023 177

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,359,502 SEK 14,017,250 CITI 6/21/2023 $ 3,358
USD 1,359,509 SEK 14,017,250 JPMC 6/21/2023 3,365
USD 46,384 SGD 61,500 CITI 6/21/2023 52
USD 46,384 SGD 61,500 JPMC 6/21/2023 52
USD 648,961 TWD 19,500,000 CITI
**
6/21/2023 4,918
USD 648,964 TWD 19,500,000 JPMC
**
6/21/2023 4,921
ZAR 46,365,504 USD 2,516,613 CITI 6/21/2023 69,407
ZAR 46,365,498 USD 2,516,600 JPMC 6/21/2023 69,420
CLP 1,116,481,504 USD 1,368,494 CITI
**
6/22/2023 23,452
CLP 1,116,481,496 USD 1,368,487 JPMC
**
6/22/2023 23,460
Total unrealized appreciation 2,093,504
AUD 10,851,004 USD 7,445,495 CITI 6/21/2023 (170,991)
AUD 10,850,996 USD 7,445,452 JPMC 6/21/2023 (170,953)
CHF 914,000 USD 1,009,476 CITI 6/21/2023 (1,898)
CHF 914,000 USD 1,009,471 JPMC 6/21/2023 (1,893)
CNY 699,500 USD 102,804 CITI
**
6/21/2023 (370)
CNY 699,500 USD 102,804 JPMC
**
6/21/2023 (369)
EUR 466,000 USD 508,040 CITI 6/21/2023 (387)
EUR 466,000 USD 508,037 JPMC 6/21/2023 (384)
ILS 34,000 USD 9,635 CITI 6/21/2023 (151)
ILS 34,000 USD 9,635 JPMC 6/21/2023 (150)
INR 50,000,000 USD 606,653 CITI
**
6/21/2023 (447)
INR 50,000,000 USD 606,650 JPMC
**
6/21/2023 (444)
JPY 365,000,003 USD 2,799,629 CITI 6/21/2023 (18,309)
JPY 364,999,997 USD 2,799,615 JPMC 6/21/2023 (18,296)
KRW 4,054,551,561 USD 3,134,039 CITI
**
6/21/2023 (15,894)
KRW 4,054,551,560 USD 3,134,420 JPMC
**
6/21/2023 (16,274)
NOK 44,944,002 USD 4,359,987 CITI 6/21/2023 (51,802)
NOK 44,943,998 USD 4,359,965 JPMC 6/21/2023 (51,781)
NZD 306,500 USD 191,916 CITI 6/21/2023 (267)
NZD 306,500 USD 191,915 JPMC 6/21/2023 (266)
SEK 15,925,250 USD 1,547,727 CITI 6/21/2023 (6,986)
SEK 15,925,250 USD 1,547,719 JPMC 6/21/2023 (6,978)
SGD 207,500 USD 156,630 CITI 6/21/2023 (307)
SGD 207,500 USD 156,629 JPMC 6/21/2023 (307)
TWD 7,500,000 USD 249,758 CITI
**
6/21/2023 (2,049)
TWD 7,500,000 USD 249,756 JPMC
**
6/21/2023 (2,048)
USD 551,386 AUD 830,500 CITI 6/21/2023 (5,381)
USD 551,388 AUD 830,500 JPMC 6/21/2023 (5,377)
USD 1,038,992 BRL 5,527,502 CITI
**
6/21/2023 (35,722)
USD 1,038,997 BRL 5,527,498 JPMC
**
6/21/2023 (35,717)
USD 5,654,228 CAD 7,691,001 CITI 6/21/2023 (43,893)
USD 5,654,255 CAD 7,690,999 JPMC 6/21/2023 (43,865)
USD 10,186,404 CHF 9,380,005 CITI 6/21/2023 (153,953)
USD 10,186,445 CHF 9,379,995 JPMC 6/21/2023 (153,901)
USD 547,939 CNY 3,765,000 CITI
**
6/21/2023 (3,408)
USD 547,942 CNY 3,765,000 JPMC
**
6/21/2023 (3,406)
USD 161,170 COP 800,000,000 CITI
**
6/21/2023 (7,875)
USD 161,171 COP 800,000,000 JPMC
**
6/21/2023 (7,874)
USD 829,341 CZK 18,500,000 CITI 6/21/2023 (22,123)
USD 829,343 CZK 18,500,000 JPMC 6/21/2023 (22,121)
USD 107,390 DKK 745,500 CITI 6/21/2023 (1,713)
USD 107,391 DKK 745,500 JPMC 6/21/2023 (1,713)
USD 25,327,527 EUR 23,641,246 CITI 6/21/2023 (426,873)
USD 23,555,311 EUR 21,992,228 JPMC 6/21/2023 (402,674)
USD 10,859,969 GBP 8,972,309 CITI 6/21/2023 (225,584)
USD 9,990,680 GBP 8,260,300 JPMC 6/21/2023 (215,165)
USD 212,157 HUF 80,000,000 CITI 6/21/2023 (10,569)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 212,158 HUF 80,000,000 JPMC 6/21/2023 $ (10,568)
USD 690,806 ILS 2,516,628 CITI 6/21/2023 (11,245)
USD 690,807 ILS 2,516,622 JPMC 6/21/2023 (11,242)
USD 60,422 INR 5,000,000 CITI
**
6/21/2023 (198)
USD 60,423 INR 5,000,000 JPMC
**
6/21/2023 (198)
USD 5,929,020 JPY 788,551,005 CITI 6/21/2023 (79,780)
USD 5,929,049 JPY 788,550,995 JPMC 6/21/2023 (79,751)
USD 712,237 KRW 931,250,000 CITI
**
6/21/2023 (3,939)
USD 712,241 KRW 931,250,000 JPMC
**
6/21/2023 (3,935)
USD 341,049 MXN 6,500,000 CITI 6/21/2023 (14,114)
USD 341,051 MXN 6,500,000 JPMC 6/21/2023 (14,112)
USD 1,948,834 NOK 20,500,000 CITI 6/21/2023 (16,230)
USD 1,948,844 NOK 20,500,000 JPMC 6/21/2023 (16,220)
USD 5,452,146 NZD 8,819,500 CITI 6/21/2023 (62,533)
USD 5,452,174 NZD 8,819,500 JPMC 6/21/2023 (62,506)
USD 636,201 PHP 35,000,000 CITI
**
6/21/2023 (7,987)
USD 636,204 PHP 35,000,000 JPMC
**
6/21/2023 (7,984)
USD 780,978 PLN 3,502,500 CITI 6/21/2023 (26,476)
USD 780,982 PLN 3,502,500 JPMC 6/21/2023 (26,472)
USD 1,284,764 SEK 13,294,250 CITI 6/21/2023 (1,432)
USD 1,284,770 SEK 13,294,250 JPMC 6/21/2023 (1,425)
USD 444,222 SGD 595,500 CITI 6/21/2023 (4,405)
USD 444,224 SGD 595,500 JPMC 6/21/2023 (4,403)
USD 650,430 ZAR 12,000,000 CITI 6/21/2023 (18,866)
USD 650,433 ZAR 12,000,000 JPMC 6/21/2023 (18,863)
CLP 100,000,000 USD 125,265 CITI
**
6/22/2023 (592)
CLP 100,000,000 USD 125,264 JPMC
**
6/22/2023 (592)
USD 426,285 CLP 350,000,002 CITI
**
6/22/2023 (10,070)
USD 426,287 CLP 349,999,998 JPMC
**
6/22/2023 (10,067)
Total unrealized depreciation (2,895,113)
Net unrealized depreciation $ (801,609)
** Non-deliverable forward.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 89.1%
INVESTMENT COMPANIES - 47.6%
Limited Purpose Cash Investment
Fund, 4.73% (1)(a)
(Cost $221,963,684) 222,125,619 222,036,769
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 41.5%
U.S. Treasury Bills
3.93%, 4/6/2023 (b) $ 3,973,000 3,971,471
4.33%, 4/20/2023 (b) 22,602,000 22,552,396
4.49%, 4/27/2023 (b) 5,356,000 5,339,575
4.54%, 5/4/2023 (b) 12,912,000 12,860,646
4.63%, 5/25/2023 (b) 24,646,000 24,481,707
4.66%, 6/1/2023 (b) 13,135,000 13,037,322
4.68%, 6/8/2023 (b) 16,446,000 16,308,549
4.66%, 6/22/2023 (b) 2,011,000 1,990,449
4.75%, 7/6/2023 (b) 9,172,000 9,060,816
4.80%, 7/20/2023 (b) 4,529,000 4,466,058
4.80%, 7/27/2023 (b) 3,525,000 3,472,484
4.79%, 8/3/2023 (b) 1,174,000 1,155,261
4.96%, 8/17/2023 (b) 6,443,000 6,328,784
5.07%, 8/31/2023 (b) 16,153,000 15,838,073
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 41.5% (continued)
5.10%, 9/7/2023 (b) $ 23,589,000 23,107,548
4.81%, 9/14/2023 (b) 30,601,000 29,944,718
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $193,825,348) 193,915,857
TOTAL SHORT-TERM INVESTMENTS
(Cost $415,789,032) 415,952,626
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 89.1%
(Cost $415,789,032) 415,952,626
OTHER ASSETS IN EXCESS OF
LIABILITIES - 10.9% (c) 51,069,460
NET ASSETS - 100.0% 467,022,086
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 222,036,769 47.6
U.S. Treasury Obligations 193,915,857 41.5
Total Investments In Securities
At Value $ 415,952,626 89.1
Other Assets in Excess of
Liabilities (c) 51,069,460 10.9
Net Assets
$ 467,022,086 100.0%
(a) Represents 7-day effective yield as of March 31, 2023.
(b) The rate shown was the effective yield at the date of purchase.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of March 31, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 2 4/2023 USD $ 118,850 $ 4,410
LME Aluminum Base Metal 2 4/2023 USD 119,138 (10,384)
LME Aluminum Base Metal 4 4/2023 USD 238,018 (16,878)
LME Aluminum Base Metal 5 4/2023 USD 297,736 (27,032)
LME Aluminum Base Metal 9 4/2023 USD 536,175 (50,002)
LME Aluminum Base Metal 18 4/2023 USD 1,070,888 (51,148)
LME Aluminum Base Metal 19 4/2023 USD 1,132,638 (120,969)
LME Aluminum Base Metal 38 4/2023 USD 2,265,674 (242,438)
LME Aluminum Base Metal 43 4/2023 USD 2,564,681 (274,521)
LME Aluminum Base Metal 49 4/2023 USD 2,918,342 (334,305)
LME Aluminum Base Metal 69 4/2023 USD 4,104,638 (25,390)
LME Aluminum Base Metal 99 4/2023 USD 5,905,870 (507,822)
LME Copper Base Metal 1 4/2023 USD 224,863 (6,188)
LME Copper Base Metal 2 4/2023 USD 449,863 (15,115)
LME Copper Base Metal 2 4/2023 USD 450,150 31,595
LME Copper Base Metal 3 4/2023 USD 674,738 (26,220)
LME Copper Base Metal 4 4/2023 USD 900,450 (11,228)
LME Copper Base Metal 4 4/2023 USD 899,850 (43,161)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 5 4/2023 USD $ 1,125,438 $ (20,076)
LME Copper Base Metal 5 4/2023 USD 1,124,344 (37,988)
LME Copper Base Metal 5 4/2023 USD 1,125,188 (12,987)
LME Copper Base Metal 17 4/2023 USD 3,824,834 (146,133)
LME Copper Base Metal 32 4/2023 USD 7,200,632 (153,453)
LME Copper Base Metal 49 4/2023 USD 11,031,738 238,449
LME Lead Base Metal 1 4/2023 USD 52,863 (1,766)
LME Lead Base Metal 5 4/2023 USD 263,219 (11,794)
LME Lead Base Metal 7 4/2023 USD 370,081 (5,238)
LME Lead Base Metal 15 4/2023 USD 792,049 (26,616)
LME Lead Base Metal 16 4/2023 USD 842,300 895
LME Lead Base Metal 16 4/2023 USD 843,100 (15,942)
LME Lead Base Metal 21 4/2023 USD 1,105,519 (16,724)
LME Lead Base Metal 21 4/2023 USD 1,105,519 (31,536)
LME Lead Base Metal 30 4/2023 USD 1,586,813 (112,473)
LME Nickel Base Metal 1 4/2023 USD 142,107 (27,066)
LME Nickel Base Metal 1 4/2023 USD 141,920 (29,867)
LME Nickel Base Metal 1 4/2023 USD 142,243 (34,247)
LME Nickel Base Metal 6 4/2023 USD 852,211 (140,973)
LME Nickel Base Metal 6 4/2023 USD 853,534 (215,290)
LME Nickel Base Metal 7 4/2023 USD 994,146 (126,417)
LME Nickel Base Metal 8 4/2023 USD 1,137,703 (254,419)
LME Nickel Base Metal 10 4/2023 USD 1,421,957 (280,199)
LME Nickel Base Metal 22 4/2023 USD 3,124,143 (561,311)
LME Zinc Base Metal 1 4/2023 USD 73,623 (8,911)
LME Zinc Base Metal 2 4/2023 USD 146,842 (24,864)
LME Zinc Base Metal 9 4/2023 USD 663,131 (14,017)
LME Zinc Base Metal 12 4/2023 USD 881,334 (147,701)
LME Zinc Base Metal 14 4/2023 USD 1,028,972 (151,619)
LME Zinc Base Metal 16 4/2023 USD 1,174,168 (225,879)
LME Zinc Base Metal 16 4/2023 USD 1,173,976 (193,271)
LME Zinc Base Metal 17 4/2023 USD 1,252,297 (100,529)
LME Zinc Base Metal 30 4/2023 USD 2,211,188 (169,976)
Natural Gas 25 4/2023 EUR 965,075 59,458
Sugar No. 11 1,186 4/2023 USD 29,555,120 3,135,351
Brent Crude Oil 431 5/2023 USD 34,363,630 (50,576)
Feeder Cattle 72 5/2023 USD 7,389,000 295,166
LME Aluminum Base Metal 10 5/2023 USD 599,750 11,471
LME Aluminum Base Metal 23 5/2023 USD 1,378,752 13,059
LME Aluminum Base Metal 25 5/2023 USD 1,494,581 (56,743)
LME Aluminum Base Metal 31 5/2023 USD 1,850,731 (172,110)
LME Aluminum Base Metal 38 5/2023 USD 2,272,400 (29,562)
LME Aluminum Base Metal 40 5/2023 USD 2,393,750 7,370
LME Aluminum Base Metal 40 5/2023 USD 2,397,250 6,132
LME Aluminum Base Metal 42 5/2023 USD 2,507,925 (210,649)
LME Aluminum Base Metal 45 5/2023 USD 2,696,254 (32,816)
LME Aluminum Base Metal 47 5/2023 USD 2,807,463 (156,026)
LME Aluminum Base Metal 48 5/2023 USD 2,872,200 12,458
LME Aluminum Base Metal 80 5/2023 USD 4,786,500 (21,961)
LME Aluminum Base Metal 105 5/2023 USD 6,276,375 (293,172)
LME Copper Base Metal 1 5/2023 USD 224,850 2,722
LME Copper Base Metal 4 5/2023 USD 899,388 16,977
LME Copper Base Metal 4 5/2023 USD 900,250 7,126
LME Copper Base Metal 5 5/2023 USD 1,124,240 31,102
LME Copper Base Metal 5 5/2023 USD 1,125,594 13,022
LME Copper Base Metal 6 5/2023 USD 1,349,775 14,110

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 7 5/2023 USD $ 1,573,845 $ (20,223)
LME Copper Base Metal 9 5/2023 USD 2,026,013 9,239
LME Copper Base Metal 12 5/2023 USD 2,701,575 (16,279)
LME Copper Base Metal 14 5/2023 USD 3,148,075 16,726
LME Copper Base Metal 15 5/2023 USD 3,372,638 (21,980)
LME Copper Base Metal 18 5/2023 USD 4,052,475 (62,169)
LME Copper Base Metal 32 5/2023 USD 7,197,200 60,503
LME Lead Base Metal 1 5/2023 USD 52,666 413
LME Lead Base Metal 3 5/2023 USD 157,900 4,667
LME Lead Base Metal 7 5/2023 USD 368,463 1,707
LME Lead Base Metal 9 5/2023 USD 473,794 (3,567)
LME Lead Base Metal 9 5/2023 USD 473,794 (6,380)
LME Lead Base Metal 9 5/2023 USD 473,940 (7,142)
LME Lead Base Metal 9 5/2023 USD 473,794 370
LME Lead Base Metal 13 5/2023 USD 684,882 1,139
LME Lead Base Metal 13 5/2023 USD 684,733 14,588
LME Lead Base Metal 18 5/2023 USD 948,713 9,015
LME Lead Base Metal 18 5/2023 USD 947,363 21,832
LME Lead Base Metal 19 5/2023 USD 1,000,075 10,700
LME Lead Base Metal 21 5/2023 USD 1,105,519 (1,471)
LME Nickel Base Metal 1 5/2023 USD 142,474 (17,969)
LME Nickel Base Metal 1 5/2023 USD 142,602 (5,001)
LME Nickel Base Metal 2 5/2023 USD 284,820 (58,386)
LME Nickel Base Metal 2 5/2023 USD 285,156 (18,450)
LME Nickel Base Metal 3 5/2023 USD 427,037 (70,946)
LME Nickel Base Metal 3 5/2023 USD 427,461 (40,187)
LME Nickel Base Metal 4 5/2023 USD 569,229 (133,659)
LME Nickel Base Metal 4 5/2023 USD 570,264 (53,748)
LME Nickel Base Metal 5 5/2023 USD 712,770 (77,745)
LME Nickel Base Metal 6 5/2023 USD 853,920 (202,655)
LME Nickel Base Metal 7 5/2023 USD 998,550 (63,441)
LME Nickel Base Metal 12 5/2023 USD 1,708,766 (268,600)
LME Zinc Base Metal 1 5/2023 USD 73,327 (6,224)
LME Zinc Base Metal 1 5/2023 USD 73,256 (1,897)
LME Zinc Base Metal 2 5/2023 USD 146,488 (4,318)
LME Zinc Base Metal 2 5/2023 USD 146,724 (19,805)
LME Zinc Base Metal 4 5/2023 USD 293,069 (14,455)
LME Zinc Base Metal 4 5/2023 USD 293,400 (38,212)
LME Zinc Base Metal 4 5/2023 USD 292,825 (13,187)
LME Zinc Base Metal 5 5/2023 USD 366,396 (11,369)
LME Zinc Base Metal 6 5/2023 USD 439,295 (19,723)
LME Zinc Base Metal 10 5/2023 USD 733,145 (47,510)
LME Zinc Base Metal 10 5/2023 USD 731,918 (17,040)
Milling Wheat No. 2 352 5/2023 EUR 4,967,444 (35,080)
Natural Gas 469 5/2023 USD 11,560,850 (1,242,775)
RBOB Gasoline 311 5/2023 USD 34,326,936 609,719
SGX Iron Ore 510 5/2023 USD 6,391,320 244,870
Silver 226 5/2023 USD 27,296,280 2,358,704
Soybean 655 5/2023 USD 49,305,125 (733,524)
Soybean Oil 303 5/2023 USD 10,088,082 (707,212)
100 oz Gold 611 6/2023 USD 121,356,819 7,275,438
Lean Hogs 33 6/2023 USD 1,209,450 (108,719)
Live Cattle 285 6/2023 USD 18,482,250 541,865
LME Aluminum Base Metal 1 6/2023 USD 60,121 543
LME Aluminum Base Metal 3 6/2023 USD 180,469 7,868
LME Aluminum Base Metal 3 6/2023 USD 180,975 1,748

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 6 6/2023 USD $ 360,867 $ 12,849
LME Aluminum Base Metal 6 6/2023 USD 360,797 5,666
LME Aluminum Base Metal 6 6/2023 USD 361,529 15,611
LME Aluminum Base Metal 6 6/2023 USD 361,194 11,376
LME Aluminum Base Metal 8 6/2023 USD 482,390 13,966
LME Aluminum Base Metal 12 6/2023 USD 722,646 28,726
LME Aluminum Base Metal 22 6/2023 USD 1,324,615 45,154
LME Aluminum Base Metal 30 6/2023 USD 1,809,450 17,124
LME Aluminum Base Metal 46 6/2023 USD 2,771,213 159,927
LME Aluminum Base Metal 115 6/2023 USD 6,926,594 315,179
LME Aluminum Base Metal 490 6/2023 USD 29,528,625 (868,081)
LME Copper Base Metal 1 6/2023 USD 224,875 2,872
LME Copper Base Metal 2 6/2023 USD 449,745 8,966
LME Copper Base Metal 5 6/2023 USD 1,124,125 42,231
LME Copper Base Metal 6 6/2023 USD 1,349,100 19,375
LME Copper Base Metal 7 6/2023 USD 1,574,081 29,497
LME Copper Base Metal 8 6/2023 USD 1,798,500 18,960
LME Copper Base Metal 11 6/2023 USD 2,473,584 51,221
LME Copper Base Metal 14 6/2023 USD 3,147,491 (4,448)
LME Copper Base Metal 15 6/2023 USD 3,372,750 135,897
LME Copper Base Metal 19 6/2023 USD 4,271,043 23,099
LME Copper Base Metal 21 6/2023 USD 4,722,349 77,467
LME Copper Base Metal 23 6/2023 USD 5,170,400 80,904
LME Copper Base Metal 70 6/2023 USD 15,738,625 740,035
LME Copper Base Metal 569 6/2023 USD 127,918,312 900,972
LME Lead Base Metal 1 6/2023 USD 52,788 488
LME Lead Base Metal 1 6/2023 USD 52,775 1,066
LME Lead Base Metal 1 6/2023 USD 52,788 (615)
LME Lead Base Metal 2 6/2023 USD 105,350 (155)
LME Lead Base Metal 4 6/2023 USD 211,150 1,803
LME Lead Base Metal 5 6/2023 USD 263,281 (732)
LME Lead Base Metal 9 6/2023 USD 474,975 6,073
LME Lead Base Metal 16 6/2023 USD 844,400 16,520
LME Lead Base Metal 383 6/2023 USD 20,181,706 (677,876)
LME Nickel Base Metal 1 6/2023 USD 142,774 5,521
LME Nickel Base Metal 1 6/2023 USD 143,028 1,688
LME Nickel Base Metal 1 6/2023 USD 143,013 (519)
LME Nickel Base Metal 2 6/2023 USD 285,468 (8,598)
LME Nickel Base Metal 2 6/2023 USD 285,676 10,990
LME Nickel Base Metal 2 6/2023 USD 285,708 7,212
LME Nickel Base Metal 3 6/2023 USD 428,850 14,571
LME Nickel Base Metal 3 6/2023 USD 428,658 6,639
LME Nickel Base Metal 4 6/2023 USD 570,984 (6,618)
LME Nickel Base Metal 4 6/2023 USD 571,896 9,084
LME Nickel Base Metal 5 6/2023 USD 714,870 35,295
LME Nickel Base Metal 7 6/2023 USD 1,000,090 28,189
LME Nickel Base Metal 8 6/2023 USD 1,143,792 58,584
LME Nickel Base Metal 93 6/2023 USD 13,296,582 (2,311,199)
LME Zinc Base Metal 1 6/2023 USD 73,063 (1,390)
LME Zinc Base Metal 1 6/2023 USD 73,174 (2,954)
LME Zinc Base Metal 2 6/2023 USD 146,333 (523)
LME Zinc Base Metal 3 6/2023 USD 219,488 104
LME Zinc Base Metal 4 6/2023 USD 292,679 (6,558)
LME Zinc Base Metal 4 6/2023 USD 292,425 5,413
LME Zinc Base Metal 6 6/2023 USD 438,507 7,914
LME Zinc Base Metal 12 6/2023 USD 877,701 5,716

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 16 6/2023 USD $ 1,170,432 $ 3,592
LME Zinc Base Metal 16 6/2023 USD 1,170,352 (5,295)
LME Zinc Base Metal 18 6/2023 USD 1,315,782 16,579
LME Zinc Base Metal 51 6/2023 USD 3,729,962 42,511
LME Zinc Base Metal 471 6/2023 USD 34,438,931 (2,982,926)
Low Sulphur Gasoil 113 6/2023 USD 8,359,175 (333,907)
Sugar No. 11 94 6/2023 USD 2,298,262 161,257
Cocoa 168 7/2023 USD 4,861,920 316,540
Coffee 'C' 343 7/2023 USD 21,827,663 (896,844)
Corn 1,106 7/2023 USD 35,170,800 1,153,654
Soybean Meal 572 7/2023 USD 26,386,360 661,453
Soybean Oil 76 7/2023 USD 2,536,272 50,315
Wheat 48 7/2023 USD 1,690,800 30,899
Feeder Cattle 111 8/2023 USD 12,319,613 226,039
ECX Emission 197 12/2023 EUR 19,640,523 (851,690)
Phelix DE Base Year Power 4 12/2023 EUR 5,833,493 154,689
Platinum 62 2/2024 JPY 972,902 17,720
1,690,045
Short Contracts
LME Aluminum Base Metal (2) 4/2023 USD (118,850) (3,856)
LME Aluminum Base Metal (2) 4/2023 USD (119,138) 11,407
LME Aluminum Base Metal (4) 4/2023 USD (238,018) 16,870
LME Aluminum Base Metal (5) 4/2023 USD (297,736) 27,374
LME Aluminum Base Metal (9) 4/2023 USD (536,175) 46,548
LME Aluminum Base Metal (18) 4/2023 USD (1,070,888) 43,259
LME Aluminum Base Metal (19) 4/2023 USD (1,132,638) 117,946
LME Aluminum Base Metal (38) 4/2023 USD (2,265,674) 243,733
LME Aluminum Base Metal (43) 4/2023 USD (2,564,681) 270,611
LME Aluminum Base Metal (49) 4/2023 USD (2,918,342) 327,764
LME Aluminum Base Metal (69) 4/2023 USD (4,104,638) (14,216)
LME Aluminum Base Metal (99) 4/2023 USD (5,905,870) 528,614
LME Copper Base Metal (1) 4/2023 USD (224,863) 6,847
LME Copper Base Metal (2) 4/2023 USD (449,863) 15,632
LME Copper Base Metal (2) 4/2023 USD (450,150) (31,273)
LME Copper Base Metal (3) 4/2023 USD (674,738) 24,789
LME Copper Base Metal (4) 4/2023 USD (900,450) 9,539
LME Copper Base Metal (4) 4/2023 USD (899,850) 45,758
LME Copper Base Metal (5) 4/2023 USD (1,124,344) 38,393
LME Copper Base Metal (5) 4/2023 USD (1,125,438) 18,821
LME Copper Base Metal (5) 4/2023 USD (1,125,188) 9,924
LME Copper Base Metal (17) 4/2023 USD (3,824,834) 159,496
LME Copper Base Metal (32) 4/2023 USD (7,200,632) 127,784
LME Copper Base Metal (49) 4/2023 USD (11,031,738) (227,562)
LME Lead Base Metal (1) 4/2023 USD (52,863) 1,635
LME Lead Base Metal (5) 4/2023 USD (263,219) 10,614
LME Lead Base Metal (7) 4/2023 USD (370,081) 5,275
LME Lead Base Metal (15) 4/2023 USD (792,049) 31,167
LME Lead Base Metal (16) 4/2023 USD (843,100) 7,307
LME Lead Base Metal (16) 4/2023 USD (842,300) (8,604)
LME Lead Base Metal (21) 4/2023 USD (1,105,519) 23,023
LME Lead Base Metal (21) 4/2023 USD (1,105,519) 26,690
LME Lead Base Metal (30) 4/2023 USD (1,586,813) 111,709
LME Nickel Base Metal (1) 4/2023 USD (141,920) 32,173
LME Nickel Base Metal (1) 4/2023 USD (142,243) 36,374
LME Nickel Base Metal (1) 4/2023 USD (142,107) 23,854
LME Nickel Base Metal (6) 4/2023 USD (853,534) 207,848

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (6) 4/2023 USD $ (852,211) $ 134,171
LME Nickel Base Metal (7) 4/2023 USD (994,146) 127,233
LME Nickel Base Metal (8) 4/2023 USD (1,137,703) 248,035
LME Nickel Base Metal (10) 4/2023 USD (1,421,957) 275,413
LME Nickel Base Metal (22) 4/2023 USD (3,124,143) 576,597
LME Zinc Base Metal (1) 4/2023 USD (73,623) 8,874
LME Zinc Base Metal (2) 4/2023 USD (146,842) 25,003
LME Zinc Base Metal (9) 4/2023 USD (663,131) 18,142
LME Zinc Base Metal (12) 4/2023 USD (881,334) 146,226
LME Zinc Base Metal (14) 4/2023 USD (1,028,972) 156,095
LME Zinc Base Metal (16) 4/2023 USD (1,174,168) 214,763
LME Zinc Base Metal (16) 4/2023 USD (1,173,976) 196,342
LME Zinc Base Metal (17) 4/2023 USD (1,252,297) 109,502
LME Zinc Base Metal (30) 4/2023 USD (2,211,188) 173,521
LME Aluminum Base Metal (10) 5/2023 USD (599,750) (10,005)
LME Aluminum Base Metal (23) 5/2023 USD (1,378,752) (27,252)
LME Aluminum Base Metal (25) 5/2023 USD (1,494,581) 46,299
LME Aluminum Base Metal (31) 5/2023 USD (1,850,731) 180,099
LME Aluminum Base Metal (38) 5/2023 USD (2,272,400) 32,674
LME Aluminum Base Metal (40) 5/2023 USD (2,393,750) (10,301)
LME Aluminum Base Metal (40) 5/2023 USD (2,397,250) (1,266)
LME Aluminum Base Metal (42) 5/2023 USD (2,507,925) 205,966
LME Aluminum Base Metal (45) 5/2023 USD (2,696,254) 34,700
LME Aluminum Base Metal (47) 5/2023 USD (2,807,463) 159,436
LME Aluminum Base Metal (48) 5/2023 USD (2,872,200) (8,287)
LME Aluminum Base Metal (80) 5/2023 USD (4,786,500) 24,904
LME Aluminum Base Metal (105) 5/2023 USD (6,276,375) 290,595
LME Copper Base Metal (1) 5/2023 USD (224,850) (2,516)
LME Copper Base Metal (4) 5/2023 USD (900,250) (2,761)
LME Copper Base Metal (4) 5/2023 USD (899,388) (10,391)
LME Copper Base Metal (5) 5/2023 USD (1,125,594) (15,232)
LME Copper Base Metal (5) 5/2023 USD (1,124,240) (29,002)
LME Copper Base Metal (6) 5/2023 USD (1,349,775) (17,191)
LME Copper Base Metal (7) 5/2023 USD (1,573,845) 12,887
LME Copper Base Metal (9) 5/2023 USD (2,026,013) (11,145)
LME Copper Base Metal (12) 5/2023 USD (2,701,575) 10,393
LME Copper Base Metal (14) 5/2023 USD (3,148,075) (20,862)
LME Copper Base Metal (15) 5/2023 USD (3,372,638) 23,848
LME Copper Base Metal (18) 5/2023 USD (4,052,475) 60,253
LME Copper Base Metal (32) 5/2023 USD (7,197,200) (58,184)
LME Lead Base Metal (1) 5/2023 USD (52,666) (619)
LME Lead Base Metal (3) 5/2023 USD (157,900) (4,498)
LME Lead Base Metal (7) 5/2023 USD (368,463) (2,731)
LME Lead Base Metal (9) 5/2023 USD (473,940) 5,461
LME Lead Base Metal (9) 5/2023 USD (473,794) (612)
LME Lead Base Metal (9) 5/2023 USD (473,794) 8,017
LME Lead Base Metal (9) 5/2023 USD (473,794) 4,460
LME Lead Base Metal (13) 5/2023 USD (684,882) (541)
LME Lead Base Metal (13) 5/2023 USD (684,733) (15,142)
LME Lead Base Metal (18) 5/2023 USD (947,363) (18,160)
LME Lead Base Metal (18) 5/2023 USD (948,713) (10,060)
LME Lead Base Metal (19) 5/2023 USD (1,000,075) (9,826)
LME Lead Base Metal (21) 5/2023 USD (1,105,519) 7,826
LME Nickel Base Metal (1) 5/2023 USD (142,602) 6,495
LME Nickel Base Metal (1) 5/2023 USD (142,474) 17,939
LME Nickel Base Metal (2) 5/2023 USD (285,156) 15,198

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (2) 5/2023 USD $ (284,820) $ 51,483
LME Nickel Base Metal (3) 5/2023 USD (427,037) 75,064
LME Nickel Base Metal (3) 5/2023 USD (427,461) 44,121
LME Nickel Base Metal (4) 5/2023 USD (570,264) 48,184
LME Nickel Base Metal (4) 5/2023 USD (569,229) 118,600
LME Nickel Base Metal (5) 5/2023 USD (712,770) 78,443
LME Nickel Base Metal (6) 5/2023 USD (853,920) 215,262
LME Nickel Base Metal (7) 5/2023 USD (998,550) 47,002
LME Nickel Base Metal (12) 5/2023 USD (1,708,766) 274,079
LME Zinc Base Metal (1) 5/2023 USD (73,327) 5,883
LME Zinc Base Metal (1) 5/2023 USD (73,256) 2,107
LME Zinc Base Metal (2) 5/2023 USD (146,488) 4,493
LME Zinc Base Metal (2) 5/2023 USD (146,724) 19,171
LME Zinc Base Metal (4) 5/2023 USD (293,069) 14,069
LME Zinc Base Metal (4) 5/2023 USD (293,400) 35,074
LME Zinc Base Metal (4) 5/2023 USD (292,825) 12,074
LME Zinc Base Metal (5) 5/2023 USD (366,396) 12,997
LME Zinc Base Metal (6) 5/2023 USD (439,295) 21,393
LME Zinc Base Metal (10) 5/2023 USD (733,145) 49,921
LME Zinc Base Metal (10) 5/2023 USD (731,918) 8,803
NY Harbor ULSD (8) 5/2023 USD (862,512) (40,414)
WTI Crude Oil (104) 5/2023 USD (7,883,200) (124,698)
LME Aluminum Base Metal (1) 6/2023 USD (60,121) (666)
LME Aluminum Base Metal (3) 6/2023 USD (180,975) (2,015)
LME Aluminum Base Metal (3) 6/2023 USD (180,469) (8,203)
LME Aluminum Base Metal (6) 6/2023 USD (360,867) (10,657)
LME Aluminum Base Metal (6) 6/2023 USD (360,797) (6,664)
LME Aluminum Base Metal (6) 6/2023 USD (361,529) (13,830)
LME Aluminum Base Metal (6) 6/2023 USD (361,194) (14,215)
LME Aluminum Base Metal (8) 6/2023 USD (482,390) (13,398)
LME Aluminum Base Metal (12) 6/2023 USD (722,646) (17,681)
LME Aluminum Base Metal (22) 6/2023 USD (1,324,615) (54,179)
LME Aluminum Base Metal (30) 6/2023 USD (1,809,450) (11,864)
LME Aluminum Base Metal (46) 6/2023 USD (2,771,213) (147,057)
LME Aluminum Base Metal (115) 6/2023 USD (6,926,594) (367,745)
LME Aluminum Base Metal (1,022) 6/2023 USD (61,588,275) 1,351,295
LME Copper Base Metal (1) 6/2023 USD (224,875) (2,691)
LME Copper Base Metal (2) 6/2023 USD (449,745) (12,250)
LME Copper Base Metal (5) 6/2023 USD (1,124,125) (53,128)
LME Copper Base Metal (6) 6/2023 USD (1,349,100) (24,028)
LME Copper Base Metal (7) 6/2023 USD (1,574,081) (22,600)
LME Copper Base Metal (8) 6/2023 USD (1,798,500) (29,021)
LME Copper Base Metal (11) 6/2023 USD (2,473,584) (56,363)
LME Copper Base Metal (14) 6/2023 USD (3,147,491) (17,827)
LME Copper Base Metal (15) 6/2023 USD (3,372,750) (89,617)
LME Copper Base Metal (19) 6/2023 USD (4,271,043) (568)
LME Copper Base Metal (21) 6/2023 USD (4,722,349) (62,579)
LME Copper Base Metal (23) 6/2023 USD (5,170,400) (98,010)
LME Copper Base Metal (70) 6/2023 USD (15,738,625) (673,359)
LME Copper Base Metal (76) 6/2023 USD (17,085,750) (194,837)
LME Lead Base Metal (1) 6/2023 USD (52,775) (1,128)
LME Lead Base Metal (1) 6/2023 USD (52,788) (415)
LME Lead Base Metal (1) 6/2023 USD (52,788) 559
LME Lead Base Metal (2) 6/2023 USD (105,350) 271
LME Lead Base Metal (4) 6/2023 USD (211,150) (3,061)
LME Lead Base Metal (5) 6/2023 USD (263,281) 2,458

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (9) 6/2023 USD $ (474,975) $ (10,374)
LME Lead Base Metal (16) 6/2023 USD (844,400) (15,541)
LME Lead Base Metal (179) 6/2023 USD (9,432,181) 92,388
LME Nickel Base Metal (1) 6/2023 USD (143,028) (621)
LME Nickel Base Metal (1) 6/2023 USD (143,013) 294
LME Nickel Base Metal (1) 6/2023 USD (142,774) (4,657)
LME Nickel Base Metal (2) 6/2023 USD (285,468) 7,755
LME Nickel Base Metal (2) 6/2023 USD (285,708) (4,854)
LME Nickel Base Metal (2) 6/2023 USD (285,676) (8,511)
LME Nickel Base Metal (3) 6/2023 USD (428,850) (15,843)
LME Nickel Base Metal (3) 6/2023 USD (428,658) (7,415)
LME Nickel Base Metal (4) 6/2023 USD (571,896) (6,323)
LME Nickel Base Metal (4) 6/2023 USD (570,984) 15,324
LME Nickel Base Metal (5) 6/2023 USD (714,870) (35,095)
LME Nickel Base Metal (7) 6/2023 USD (1,000,090) (30,464)
LME Nickel Base Metal (8) 6/2023 USD (1,143,792) (63,522)
LME Nickel Base Metal (69) 6/2023 USD (9,865,206) 268,469
LME Zinc Base Metal (1) 6/2023 USD (73,063) 1,172
LME Zinc Base Metal (1) 6/2023 USD (73,174) 2,433
LME Zinc Base Metal (2) 6/2023 USD (146,333) 1,772
LME Zinc Base Metal (3) 6/2023 USD (219,488) 91
LME Zinc Base Metal (4) 6/2023 USD (292,425) (5,956)
LME Zinc Base Metal (4) 6/2023 USD (292,679) 8,809
LME Zinc Base Metal (6) 6/2023 USD (438,507) (5,685)
LME Zinc Base Metal (12) 6/2023 USD (877,701) (16,375)
LME Zinc Base Metal (16) 6/2023 USD (1,170,352) 1,490
LME Zinc Base Metal (16) 6/2023 USD (1,170,432) (176)
LME Zinc Base Metal (18) 6/2023 USD (1,315,782) (15,873)
LME Zinc Base Metal (51) 6/2023 USD (3,729,962) (64,239)
LME Zinc Base Metal (264) 6/2023 USD (19,303,350) 1,047,716
Cotton No. 2 (13) 7/2023 USD (540,150) 754
Soybean (84) 7/2023 USD (6,197,100) (46,156)
7,002,875
$ 8,692,920

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 96.2%
COMMON STOCKS - 5.3%
Italy - 4.2%
A2A SpA (a) 2,312,571 3,690,431
Assicurazioni Generali SpA (a) 207,248 4,129,336
Azimut Holding SpA (a) 69,886 1,491,208
Banco BPM SpA (a) 380,759 1,487,378
Buzzi Unicem SpA (a) 94,296 2,288,700
Hera SpA (a) 154,389 436,414
Intesa Sanpaolo SpA (a) 27,777 71,288
Leonardo SpA (a) 748,925 8,783,070
Mediobanca Banca di Credito
Finanziario SpA (a) 2,484 24,962
Pirelli & C SpA (a)(b) 373,556 1,871,391
Poste Italiane SpA (a)(b) 185,437 1,891,009
Prysmian SpA (a) 97,087 4,076,753
UniCredit SpA (a) 116,298 2,191,969
Unipol Gruppo SpA (a) 520,065 2,669,822
35,103,731
—
United States - 1.1%
Stellantis NV (a) 233,611 4,248,515
Tenaris SA (a) 379,079 5,371,245
9,619,760
—
TOTAL COMMON STOCKS
(Cost $37,037,634) 44,723,491
SHORT-TERM INVESTMENTS - 90.9%
INVESTMENT COMPANIES - 38.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.50% (1)(c)(d) 26,663,021 26,663,021
Limited Purpose Cash Investment
Fund, 4.73% (1)(c)(e) 300,296,785 300,176,667
TOTAL INVESTMENT COMPANIES
(Cost $326,767,617) 326,839,688
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 52.1%
U.S. Treasury Bills
3.93%, 4/6/2023 (f) $ 32,498,000 32,485,495
4.11%, 4/13/2023 (f) 27,211,000 27,176,090
4.33%, 4/20/2023 (f) 3,340,000 3,332,670
4.49%, 4/27/2023 (f)(g) 51,935,000 51,775,733
4.54%, 5/4/2023 (f) 3,282,000 3,268,947
4.59%, 5/11/2023 (f)(g) 55,786,000 55,512,224
4.54%, 5/18/2023 (f)(g) 17,591,000 17,488,093
4.66%, 6/1/2023 (f)(g) 10,099,000 10,023,899
4.68%, 6/8/2023 (f)(g) 2,135,000 2,117,156
4.74%, 6/15/2023 (f)(g) 21,350,000 21,149,066
4.75%, 7/6/2023 (f)(g) 26,217,000 25,899,195
4.82%, 7/13/2023 (f)(g) 39,453,000 38,935,231
4.79%, 8/3/2023 (f)(g) 478,000 470,370
4.85%, 8/10/2023 (f)(g) 19,597,000 19,267,656
4.96%, 8/17/2023 (f)(g) 24,010,000 23,584,369
5.04%, 8/24/2023 (f)(g) 17,367,000 17,043,285
5.07%, 8/31/2023 (f)(g) 4,275,000 4,191,652
5.10%, 9/7/2023 (f) 4,286,000 4,198,523
4.81%, 9/14/2023 (f)(g) 48,627,000 47,584,126
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 52.1% (continued)
4.73%, 9/21/2023 (f)(g) $ 35,196,000 34,413,704
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $439,802,570) 439,917,484
TOTAL SHORT-TERM INVESTMENTS
(Cost $766,570,187) 766,757,172
TOTAL LONG POSITIONS
(Cost $803,607,821) 811,480,663
SHARES
SHORT POSITIONS - (4.6)%
COMMON STOCKS - (4.6)%
Italy - (4.5)%
Amplifon SpA (94,676) (3,281,521)
Banca Generali SpA (29,313) (933,188)
Davide Campari-Milano NV (395,876) (4,830,417)
DiaSorin SpA (12,838) (1,352,894)
Enel SpA (226,362) (1,380,571)
ERG SpA (17,944) (544,476)
Ferrari NV (10,403) (2,819,044)
FinecoBank Banca Fineco SpA (109,962) (1,684,740)
Infrastrutture Wireless Italiane SpA
(b) (179,228) (2,354,755)
Interpump Group SpA (34,299) (1,923,425)
Italgas SpA (53,716) (327,632)
Moncler SpA (45,751) (3,160,091)
Nexi SpA (b) (362,279) (2,944,293)
Recordati Industria Chimica e
Farmaceutica SpA (54,303) (2,296,983)
Reply SpA (6,233) (782,697)
Snam SpA (308,010) (1,633,081)
Telecom Italia SpA (6,983,215) (2,302,958)
Terna - Rete Elettrica Nazionale (381,752) (3,133,187)
(37,685,953)
—
Portugal - (0.0)% (h)
Banco Espirito Santo SA
(Registered) (3)(i) (216,618) (2)
United Kingdom - (0.1)%
CNH Industrial NV (57,199) (875,212)
TOTAL COMMON STOCKS
(Proceeds $(40,005,619)) (38,561,167)
TOTAL SHORT POSITIONS
(Proceeds $(40,005,619)) (38,561,167)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 91.6%
(Cost $763,602,202) 772,919,496
OTHER ASSETS IN EXCESS OF
LIABILITIES - 8.4% (j) 70,353,950
NET ASSETS - 100.0% 843,273,446

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $42,283,232. In addition,
$573,651 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2023 amounted to $(1,536,648), which represents (0.18)% of net assets of the Fund.
(c) Represents 7-day effective yield as of March 31, 2023.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) For the period ended March 31, 2023, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Represents less than 0.05% of net assets.
(i) Security fair valued using significant unobservable inputs (Level 3) as of March 31, 2023 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at March 31, 2023 amounted to $(2), which represents (0.00)% of net assets of the Fund.
(j) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (4,657,713) (0.5) %
Consumer Discretionary 140,770 0.0 ( h )
Consumer Staples (4,830,416) (0.6)
Energy 5,371,246 0.6
Financials 8,394,749 0.9
Health Care (6,931,398) (0.8)
Industrials 10,061,186 1.2
Information Technology (782,697) (0.1)
Materials 2,288,699 0.3
Utilities (2,892,102) (0.3)
Investment Companies 326,839,688 38.8
U.S. Treasury Obligations 439,917,484 52.1
Total Investments In Securities
At Value 772,919,496 91.6
Other Assets in Excess of
Liabilities (j) 70,353,950 8.4
Net Assets
$ 843,273,446 100.0%
Affiliate
Value
At
12/31/2022
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2023
Shares
Held At
3/31/2023
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 35.6%
INVESTMENT COMPANIES - 35.6%
Limited Purpose
Cash Investment
Fund,
4.73% (1)(a)
(Cost $300,104,596) $279,889,708 $371,696,662 $(351,410,702) $(5,113) $6,112 $300,176,667 300,296,785 $3,714,527 $–
(1) Level 1 security .
(a) Represents 7-day effective yield as of March 31, 2023.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
Forward effective interest rate swap contracts outstanding as of March 31, 2023:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SOFR Annual 3.50% Annual 9/20/2033 USD 40,000,000 $ 1,061,746 $ 301,183 $ 1,362,929
Pay 1D TONAR Annual 0.50% Annual 9/22/2025 JPY 9,586,700,000 284,355 173,017 457,372
Pay 1D TONAR Annual 1.00% Annual 6/21/2033 JPY 7,610,000,000 529,221 1,452,479 1,981,700
Pay 1D TONAR Annual 1.00% Annual 9/20/2033 JPY 3,627,200,000 966,726 (100,303) 866,423
Pay 3M BA Qtrly 3.50% Semi 6/20/2033 CAD 19,700,000 400,621 (131,363) 269,258
Pay 3M BA Qtrly 3.25% Semi 9/19/2033 CAD 12,700,000 (336,660) 338,381 1,721
Pay 3M BA Qtrly 3.75% Semi 9/19/2033 CAD 30,500,000 916,039 41,387 957,426
Pay 3M BBR Qtrly 4.00% Qtrly 9/11/2025 AUD 33,900,000 (91,183) 372,836 281,653
Pay 6M BBR Semi 4.00% Semi 9/08/2033 AUD 93,000,000 293,678 293,164 586,842
Pay 6M BBR Semi 4.50% Semi 9/08/2033 AUD 1,900,000 41,741 22,809 64,550
Pay 6M EURIBOR Semi 3.25% Annual 9/20/2033 EUR 55,500,000 1,509,245 92,363 1,601,608
Pay 6M NIBOR Semi 3.50% Annual 9/17/2025 NOK 97,900,000 (63,427) 95,179 31,752
Pay 6M NIBOR Semi 4.00% Annual 9/17/2025 NOK 296,000,000 125,805 234,692 360,497
Receive 1D SOFR Annual 3.25% Annual 6/23/2025 USD 12,100,000 102,905 34,532 137,437
Receive 1D SOFR Annual 3.50% Annual 9/22/2025 USD 63,300,000 919,999 (808,026) 111,973
Receive 1D SONIA Annual 4.00% Annual 6/23/2025 GBP 79,800,000 (535,137) 933,246 398,109
Receive 1D SONIA Annual 3.25% Annual 9/20/2033 GBP 12,300,000 169,279 (24,898) 144,381
Receive 1D TONAR Annual 0.00% Annual 6/23/2025 JPY 14,361,000,000 427,864 (96,796) 331,068
Receive 1D TONAR Annual 0.00% Annual 9/22/2025 JPY 5,270,000,000 106,919 38,669 145,588
Receive 1D TONAR Annual 0.50% Annual 6/21/2033 JPY 1,300,000 124 15 139
Receive 3M BA Qtrly 3.75% Semi 6/19/2025 CAD 69,500,000 (13,905) 264,663 250,758
Receive 3M BA Qtrly 3.50% Semi 9/18/2025 CAD 193,700,000 2,259,756 (1,516,706) 743,050
Receive 3M BBR Qtrly 4.50% Semi 6/11/2025 NZD 56,700,000 129,235 160,373 289,608
Receive 3M BBR Qtrly 4.50% Semi 9/10/2025 NZD 26,000,000 48,434 31,845 80,279
Receive 6M EURIBOR Semi 2.50% Annual 6/23/2025 EUR 310,100,000 2,592,002 3,097,822 5,689,824
Receive 6M EURIBOR Semi 2.75% Annual 9/22/2025 EUR 149,400,000 2,316,315 (599,429) 1,716,886
14,161,697 4,701,134 18,862,831
Pay 1D SARON Annual 1.50% Annual 6/23/2025 CHF 59,900,000 28,124 (633,185) (605,061)
Pay 1D SARON Annual 1.50% Annual 9/22/2025 CHF 354,200,000 (2,389,594) (1,264,607) (3,654,201)
Pay 1D SOFR Annual 3.00% Annual 6/21/2033 USD 2,000,000 (68,200) 43,716 (24,484)
Pay 1D SOFR Annual 3.00% Annual 9/20/2033 USD 15,200,000 (727,670) 609,444 (118,226)
Pay 1D SONIA Annual 4.00% Annual 9/22/2025 GBP 57,300,000 (173,626) 41,796 (131,830)
Pay 1D SONIA Annual 3.25% Annual 6/21/2033 GBP 18,300,000 (487,396) 197,416 (289,980)
Pay 6M EURIBOR Semi 2.50% Annual 6/21/2033 EUR 69,100,000 (2,581,435) (307,059) (2,888,494)
Pay 6M NIBOR Semi 3.00% Annual 9/17/2025 NOK 566,000,000 (280,917) (41,274) (322,191)
Receive 1D SOFR Annual 4.50% Annual 9/22/2025 USD 149,900,000 (2,405,407) (148,019) (2,553,426)
Receive 1D TONAR Annual 0.50% Annual 6/23/2025 JPY 22,510,000,000 (843,673) (334,112) (1,177,785)
Receive 3M BA Qtrly 4.25% Semi 9/18/2025 CAD 153,500,000 (1,070,570) 63,929 (1,006,641)
Receive 3M BBR Qtrly 5.00% Semi 6/11/2025 NZD 93,300,000 (233,549) 168,624 (64,925)
Receive 3M BBR Qtrly 4.00% Qtrly 6/12/2025 AUD 300,000 (2,234) (98) (2,332)
Receive 3M BBR Qtrly 5.00% Semi 9/10/2025 NZD 231,500,000 (689,583) 75,509 (614,074)
Receive 3M BBR Qtrly 3.50% Qtrly 9/11/2025 AUD 335,900,000 (527,413) (121,792) (649,205)
Receive 3M STIBOR Qtrly 3.50% Annual 9/17/2025 SEK 1,945,900,000 (812,922) 198,370 (614,552)
Receive 6M EURIBOR Semi 3.75% Annual 9/22/2025 EUR 297,800,000 (3,418,729) 756,574 (2,662,155)
(16,684,794) (694,768) (17,379,562)
$ (2,523,097) $ 4,006,366 $ 1,483,269

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2023 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 4.87%
1 Day Sterling Overnight Index Average (''SONIA''): 4.18%
1 Day Swiss Average Rate Overnight (“SARON”): 1.42%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.03%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 3.72%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 5.03%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 3.36%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 3.79%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 3.34%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 3.96%
Total return swap contracts outstanding as of March 31, 2023 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
DTOP Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/15/2023 ZAR 1,048,000 $ 877
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 06/16/2023 CHF 16,054,160 821,027
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/19/2023 TWD 307,761,600 230,982
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread (0.35%)
Increases in
total return of
reference entity
Monthly JPMC 06/21/2023 USD 1,775,934 30,608
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(0.45%) Monthly CITI 06/21/2023 MXN (58,696,629) 4,043
MSCI Poland Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
WIBOR plus or
minus a specified
spread (-0.30%) Monthly CITI 06/21/2023 PLN (35,873,623) 504,590

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly CITI 06/21/2023 CHF 8,197,804 $ 182,407
1,774,534
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/21/2023 EUR (63,852,820) (3,319,666)
Canada 10
Year Bond June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination BANA 06/21/2023 CAD (378,480) (10,892)
HSCEI April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/27/2023 HKD (37,514,200) (142,321)
iBovespa Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/12/2023 BRL 56,681,040 (524,825)
SGX NIFTY
50 Index April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/27/2023 USD (139,340) (2,520)
WIG20 Index
June Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 06/16/2023 PLN (6,248,000) (9,402)
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return of
reference entity
and pays the
TELBOR01
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly BANA 06/21/2023 ILS 10,907,776 (89,554)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.22%)
Increases in
total return of
reference entity
Monthly CITI 06/21/2023 EUR 8,214,022 (297,793)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.17%) Monthly CITI 06/21/2023 EUR (15,947,317) (554,720)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.20%) Monthly CITI 06/21/2023 SGD (10,612,861) $ (135,195)
MSCI South
Africa Net Return
Index
Decreases in
total return
of reference
entity and pays
the JIBAR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly CITI 06/21/2023 ZAR 61,593,145 (15,473)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.39%)
Increases in
total return of
reference entity
Monthly CITI 06/21/2023 EUR 8,510,420 (189,802)
(5,292,163)
$ (3,517,629)
Futures contracts outstanding as of March 31, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 1,132 4/2023 USD $ 90,435,480 $ 7,414,951
FTSE Bursa Malaysia KLCI Index 65 4/2023 MYR 1,049,943 9,604
IBEX 35 Index 288 4/2023 EUR 28,713,673 936,834
LME Copper Base Metal 13 4/2023 USD 2,924,513 (149,536)
LME Copper Base Metal 18 4/2023 USD 4,047,638 (136,758)
LME Copper Base Metal 24 4/2023 USD 5,402,700 (67,368)
LME Copper Base Metal 69 4/2023 USD 15,534,488 196,922
RBOB Gasoline 362 4/2023 USD 40,761,924 979,650
SGX FTSE Taiwan Index 613 4/2023 USD 34,033,760 297,909
Corn 706 5/2023 USD 23,315,650 (570,851)
LME Copper Base Metal 4 5/2023 USD 899,450 4,779
LME Copper Base Metal 5 5/2023 USD 1,124,813 11,759
LME Copper Base Metal 16 5/2023 USD 3,597,000 28,893
LME Copper Base Metal 32 5/2023 USD 7,194,960 (46,891)
LME Copper Base Metal 40 5/2023 USD 8,993,400 (115,558)
Soybean 173 5/2023 USD 13,022,575 (250,371)
Australia 10 Year Bond 688 6/2023 AUD 56,757,677 116,459
Euro STOXX 50 Index 1,473 6/2023 EUR 68,068,133 3,509,770
Euro-Bund 574 6/2023 EUR 84,728,883 (43,822)
FTSE 100 Index 376 6/2023 GBP 35,432,249 299,455
FTSE/JSE Top 40 Index 87 6/2023 ZAR 3,480,684 72,218

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
FTSE/MIB Index 815 6/2023 EUR $ 117,801,860 $ 3,429,696
Japan 10 Year Bond 171 6/2023 JPY 190,427,868 3,119,649
LME Copper Base Metal 3 6/2023 USD 674,550 9,687
LME Copper Base Metal 20 6/2023 USD 4,497,375 84,277
LME Copper Base Metal 95 6/2023 USD 21,357,188 (56,525)
Long Gilt 432 6/2023 GBP 55,375,218 (651,055)
SET50 Index 1,656 6/2023 THB 9,378,592 61,832
SPI 200 Index 68 6/2023 AUD 8,171,601 125,018
TOPIX Index 1,148 6/2023 JPY 173,226,737 (1,518,733)
17,101,894
Short Contracts
CAC 40 10 Euro Index (585) 4/2023 EUR (46,529,280) (2,010,674)
Hang Seng Index (22) 4/2023 HKD (2,869,986) (82,742)
HSCEI (125) 4/2023 HKD (5,582,874) (142,660)
LME Copper Base Metal (13) 4/2023 USD (2,924,513) 138,453
LME Copper Base Metal (18) 4/2023 USD (4,047,638) 150,590
LME Copper Base Metal (24) 4/2023 USD (5,402,700) 42,237
LME Copper Base Metal (69) 4/2023 USD (15,534,488) (167,324)
MSCI Singapore Index (165) 4/2023 SGD (3,797,058) (33,676)
Natural Gas (816) 4/2023 USD (18,082,560) 2,598,941
NY Harbor ULSD (198) 4/2023 USD (21,792,910) 24,906
OMXS30 Index (1,243) 4/2023 SEK (26,548,032) (1,210,253)
SGX NIFTY 50 Index (366) 4/2023 USD (12,749,610) (228,700)
WTI Crude Oil (770) 4/2023 USD (58,265,900) 1,218,724
LME Copper Base Metal (4) 5/2023 USD (899,450) (3,311)
LME Copper Base Metal (5) 5/2023 USD (1,124,813) (13,576)
LME Copper Base Metal (16) 5/2023 USD (3,597,000) (39,542)
LME Copper Base Metal (32) 5/2023 USD (7,194,960) 50,881
LME Copper Base Metal (40) 5/2023 USD (8,993,400) 73,995
Low Sulphur Gasoil (64) 5/2023 USD (4,811,200) (47,227)
Silver (96) 5/2023 USD (11,594,880) (1,130,062)
100 oz Gold (47) 6/2023 USD (9,335,140) (341)
Canada 10 Year Bond (833) 6/2023 CAD (77,666,541) 925,896
DAX Index (171) 6/2023 EUR (73,238,644) (2,348,331)
KOSPI 200 Index (214) 6/2023 KRW (13,302,569) (464,285)
LME Copper Base Metal (3) 6/2023 USD (674,550) (11,685)
LME Copper Base Metal (20) 6/2023 USD (4,497,375) (66,053)
LME Copper Base Metal (53) 6/2023 USD (11,915,063) (14,563)
MEX BOLSA Index (59) 6/2023 MXN (1,778,840) (38,313)
S&P 500 E-Mini Index (723) 6/2023 USD (149,579,663) (6,397,918)
S&P/TSX 60 Index (211) 6/2023 CAD (37,756,744) (597,863)
U.S. Treasury 10 Year Note (1,680) 6/2023 USD (193,304,999) (553,199)
(10,377,675)
$ 6,724,219
Forward foreign currency exchange contracts outstanding as of March 31, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 92,237,896 USD 17,300,334 CITI
**
6/21/2023 $ 633,521
BRL 92,237,894 USD 17,300,247 JPMC
**
6/21/2023 633,607
CAD 31,599,176 USD 23,221,214 CITI 6/21/2023 190,033

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 31,599,174 USD 23,221,097 JPMC 6/21/2023 $ 190,150
CHF 23,632,500 USD 25,675,471 CITI 6/21/2023 376,594
CHF 23,632,500 USD 25,675,343 JPMC 6/21/2023 376,722
CNY 44,872,649 USD 6,562,852 CITI
**
6/21/2023 8,312
CNY 44,872,646 USD 6,562,818 JPMC
**
6/21/2023 8,348
EUR 146,511,147 USD 156,759,979 CITI 6/21/2023 2,846,950
EUR 146,511,140 USD 156,759,187 JPMC 6/21/2023 2,847,734
GBP 69,854,000 USD 84,702,971 CITI 6/21/2023 1,603,714
GBP 69,854,000 USD 84,702,548 JPMC 6/21/2023 1,604,134
HUF 1,215,924,501 USD 3,256,948 CITI 6/21/2023 128,288
HUF 1,215,924,499 USD 3,256,931 JPMC 6/21/2023 128,305
ILS 13,288,500 USD 3,656,882 CITI 6/21/2023 50,143
ILS 13,288,500 USD 3,656,863 JPMC 6/21/2023 50,160
INR 797,244,848 USD 9,570,011 CITI
**
6/21/2023 95,891
INR 797,244,842 USD 9,569,963 JPMC
**
6/21/2023 95,939
JPY 1,838,585,209 USD 13,963,125 CITI 6/21/2023 46,988
JPY 1,838,585,205 USD 13,963,055 JPMC 6/21/2023 47,061
KRW 2,616,674,500 USD 2,006,813 CITI
**
6/21/2023 5,535
KRW 2,616,674,500 USD 2,006,803 JPMC
**
6/21/2023 5,545
MXN 374,297,174 USD 19,912,840 CITI 6/21/2023 538,916
MXN 374,297,167 USD 19,912,740 JPMC 6/21/2023 539,016
NZD 41,624,429 USD 25,701,747 CITI 6/21/2023 325,286
NZD 41,624,428 USD 25,701,618 JPMC 6/21/2023 325,412
PLN 14,170,503 USD 3,153,171 CITI 6/21/2023 113,648
PLN 14,170,501 USD 3,153,154 JPMC 6/21/2023 113,664
SEK 444,056,047 USD 42,376,647 CITI 6/21/2023 584,997
SEK 444,056,046 USD 42,376,435 JPMC 6/21/2023 585,210
SGD 6,438,001 USD 4,815,683 CITI 6/21/2023 34,455
SGD 6,437,999 USD 4,815,658 JPMC 6/21/2023 34,481
TWD 8,482,500 USD 278,564 CITI
**
6/21/2023 1,595
TWD 8,482,500 USD 278,562 JPMC
**
6/21/2023 1,596
USD 8,226,887 AUD 12,196,000 CITI 6/21/2023 50,698
USD 8,226,928 AUD 12,196,000 JPMC 6/21/2023 50,740
USD 3,019,536 CHF 2,737,000 CITI 6/21/2023 2,314
USD 3,019,551 CHF 2,737,000 JPMC 6/21/2023 2,329
USD 407,169 CNY 2,775,887 CITI
**
6/21/2023 668
USD 407,171 CNY 2,775,886 JPMC
**
6/21/2023 670
USD 1,103,063 EUR 1,008,000 CITI 6/21/2023 4,964
USD 1,103,069 EUR 1,008,000 JPMC 6/21/2023 4,970
USD 3,776,943 ILS 13,344,636 CITI 6/21/2023 54,259
USD 3,776,962 ILS 13,344,636 JPMC 6/21/2023 54,278
USD 419,325 JPY 55,000,000 CITI 6/21/2023 222
USD 419,327 JPY 55,000,000 JPMC 6/21/2023 224
USD 28,378,961 KRW 36,745,171,241 CITI
**
6/21/2023 120,161
USD 28,379,103 KRW 36,745,171,230 JPMC
**
6/21/2023 120,303
USD 1,061,251 NOK 11,000,000 CITI 6/21/2023 6,827
USD 1,061,257 NOK 11,000,000 JPMC 6/21/2023 6,832
USD 1,102 SEK 11,364 CITI 6/21/2023 3
USD 1,102 SEK 11,362 JPMC 6/21/2023 3
USD 4,358,164 TWD 130,942,351 CITI
**
6/21/2023 33,424
USD 4,358,186 TWD 130,942,333 JPMC
**
6/21/2023 33,446
USD 3,208 ZAR 57,500 CITI 6/21/2023 1
USD 3,208 ZAR 57,500 JPMC 6/21/2023 1
ZAR 230,356,502 USD 12,516,741 CITI 6/21/2023 331,313
ZAR 230,356,498 USD 12,516,678 JPMC 6/21/2023 331,377
CLP 14,786,000 USD 17,956 CITI
**
6/22/2023 478
CLP 14,786,000 USD 17,956 JPMC
**
6/22/2023 478
USD 236,681 CLP 189,516,188 CITI
**
6/22/2023 407

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 236,683 CLP 189,516,187 JPMC
**
6/22/2023 $ 408
Total unrealized appreciation 16,383,748
AUD 172,235,496 USD 117,973,461 CITI 6/21/2023 (2,506,917)
AUD 172,235,493 USD 117,972,869 JPMC 6/21/2023 (2,506,334)
CHF 21,166,500 USD 23,409,058 CITI 6/21/2023 (75,470)
CHF 21,166,500 USD 23,408,940 JPMC 6/21/2023 (75,352)
CNY 8,669,388 USD 1,274,604 CITI
**
6/21/2023 (5,056)
CNY 8,669,387 USD 1,274,598 JPMC
**
6/21/2023 (5,049)
ILS 4,778,000 USD 1,351,294 CITI 6/21/2023 (18,401)
ILS 4,778,000 USD 1,351,287 JPMC 6/21/2023 (18,394)
JPY 4,410,000,000 USD 33,796,708 CITI 6/21/2023 (192,279)
JPY 4,410,000,000 USD 33,796,539 JPMC 6/21/2023 (192,109)
KRW 14,547,390,001 USD 11,258,173 CITI
**
6/21/2023 (70,532)
KRW 14,547,389,999 USD 11,258,117 JPMC
**
6/21/2023 (70,477)
NOK 425,051,301 USD 41,246,905 CITI 6/21/2023 (502,878)
NOK 425,051,301 USD 41,246,698 JPMC 6/21/2023 (502,673)
PLN 1,964,500 USD 454,596 CITI 6/21/2023 (1,706)
PLN 1,964,500 USD 454,593 JPMC 6/21/2023 (1,704)
SEK 146,056,046 USD 14,185,204 CITI 6/21/2023 (54,538)
SEK 146,056,046 USD 14,185,134 JPMC 6/21/2023 (54,466)
SGD 5,759,002 USD 4,347,932 CITI 6/21/2023 (9,324)
SGD 5,758,998 USD 4,347,908 JPMC 6/21/2023 (9,302)
TWD 39,972,000 USD 1,331,185 CITI
**
6/21/2023 (10,998)
TWD 39,972,000 USD 1,331,179 JPMC
**
6/21/2023 (10,992)
USD 42,734,412 AUD 64,026,500 CITI 6/21/2023 (188,902)
USD 42,734,626 AUD 64,026,500 JPMC 6/21/2023 (188,689)
USD 16,761,062 BRL 89,371,501 CITI
**
6/21/2023 (615,479)
USD 16,761,146 BRL 89,371,499 JPMC
**
6/21/2023 (615,395)
USD 59,912,290 CAD 81,617,001 CITI 6/21/2023 (556,245)
USD 59,912,588 CAD 81,616,999 JPMC 6/21/2023 (555,945)
USD 168,737,117 CHF 155,368,669 CITI 6/21/2023 (2,538,648)
USD 168,737,953 CHF 155,368,662 JPMC 6/21/2023 (2,537,804)
USD 2,287,217 CNY 15,711,046 CITI
**
6/21/2023 (13,514)
USD 2,287,227 CNY 15,711,039 JPMC
**
6/21/2023 (13,503)
USD 775,455 DKK 5,386,212 CITI 6/21/2023 (12,817)
USD 775,458 DKK 5,386,211 JPMC 6/21/2023 (12,813)
USD 41,942,803 EUR 39,078,831 CITI 6/21/2023 (629,058)
USD 41,943,010 EUR 39,078,828 JPMC 6/21/2023 (628,849)
USD 89,659,630 GBP 74,235,378 CITI 6/21/2023 (2,060,377)
USD 89,660,072 GBP 74,235,373 JPMC 6/21/2023 (2,059,929)
USD 4,246,396 HUF 1,585,000,001 CITI 6/21/2023 (166,377)
USD 4,246,417 HUF 1,584,999,999 JPMC 6/21/2023 (166,356)
USD 249,197 IDR 3,800,570,502 CITI
**
6/21/2023 (4,711)
USD 249,179 IDR 3,800,570,498 JPMC
**
6/21/2023 (4,730)
USD 10,989,169 ILS 40,033,911 CITI 6/21/2023 (178,883)
USD 10,989,223 ILS 40,033,908 JPMC 6/21/2023 (178,829)
USD 83,885,581 JPY 11,179,407,531 CITI 6/21/2023 (1,302,086)
USD 83,886,000 JPY 11,179,407,527 JPMC 6/21/2023 (1,301,667)
USD 15,942,652 KRW 20,842,178,246 CITI
**
6/21/2023 (85,984)
USD 15,942,732 KRW 20,842,178,243 JPMC
**
6/21/2023 (85,904)
USD 4,384,742 MXN 83,216,500 CITI 6/21/2023 (162,243)
USD 4,384,764 MXN 83,216,500 JPMC 6/21/2023 (162,221)
USD 8,676,923 NOK 91,000,000 CITI 6/21/2023 (46,039)
USD 8,676,967 NOK 91,000,000 JPMC 6/21/2023 (45,995)
USD 39,927,617 NZD 64,464,000 CITI 6/21/2023 (380,600)
USD 39,927,817 NZD 64,464,000 JPMC 6/21/2023 (380,401)
USD 1,098 SEK 11,364 CITI 6/21/2023 (1)
USD 1,098 SEK 11,363 JPMC 6/21/2023 (1)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 5,437,680 SGD 7,290,251 CITI 6/21/2023 $ (54,512)
USD 5,437,705 SGD 7,290,248 JPMC 6/21/2023 (54,485)
USD 1,550 TWD 47,000 CITI
**
6/21/2023 (3)
USD 1,550 TWD 47,000 JPMC
**
6/21/2023 (3)
USD 3,560,320 ZAR 65,339,500 CITI 6/21/2023 (83,968)
USD 3,560,338 ZAR 65,339,500 JPMC 6/21/2023 (83,950)
CLP 3,812,500 USD 4,797 CITI
**
6/22/2023 (43)
CLP 3,812,500 USD 4,797 JPMC
**
6/22/2023 (43)
USD 1,296,855 CLP 1,062,733,316 CITI
**
6/22/2023 (28,082)
USD 1,296,862 CLP 1,062,733,309 JPMC
**
6/22/2023 (28,076)
Total unrealized depreciation (25,109,111)
Net unrealized depreciation $ (8,725,363)
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at March 31, 2023
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-0.20%), which is denominated
in MXN based on the local
currencies of the positions
within the swap.
58 months
maturity
12/09/2027 $2,857 $(264) $12 $(252)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-0.63% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
37-60 months
maturity ranging
from 04/17/2026
- 03/03/2028 $3,944,947 $48,769 $1,022 $49,791
JPMC The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the WIBOR plus
or minus a specified spread
(-1.70% to 0.70%), which is
denominated in PLN based
on the local currencies of the
positions within the swap.
37-51 months
maturity ranging
from 04/17/2026
- 06/03/2027 $7,251,009 $117,090 $18,078 $135,168

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-6.50% to 0.75%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
37-60 months
maturity ranging
from 04/17/2026
- 02/22/2028 $3,754,055 $115,254 $3,442 $118,696
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-23.31% to 0.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
02/26/2024
- 05/28/2024 $642,187,512 $561,278 $(10,266,015) $(9,704,737)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Acuity Brands, Inc. 23,683 4,327,595 237,540 (2.4)
Adobe, Inc. 8,878 3,421,315 108,489 (1.1)
AGCO Corp. 21,143 2,858,534 140,812 (1.5)
Allison Transmission Holdings, Inc. 65,570 2,966,387 115,133 (1.2)
Alphabet, Inc. 30,989 3,214,489 39,356 (0.4)
Amkor Technology, Inc. 134,361 3,496,073 42,996 (0.4)
AutoNation, Inc. 23,570 3,166,865 163,576 (1.7)
Builders FirstSource, Inc. 68,225 6,057,016 228,554 (2.4)
Cirrus Logic, Inc. 31,510 3,446,564 105,142 (1.1)
Cognizant Technology Solutions Corp. 44,641 2,719,976 85,711 (0.9)
CVS Health Corp. 53,708 3,991,041 39,744 (0.4)
EMCOR Group, Inc. 18,990 3,087,584 64,946 (0.7)
General Dynamics Corp. 21,243 4,847,865 67,553 (0.7)
Genuine Parts Co. 28,116 4,704,088 220,171 (2.3)
Huntington Ingalls Industries, Inc. 21,718 4,496,060 42,826 (0.4)
LKQ Corp. 96,104 5,454,863 229,689 (2.4)
Lockheed Martin Corp. 7,818 3,695,803 (5,160) 0.1
Macy's, Inc. 242,837 4,247,219 89,344 (0.9)
Meta Platforms, Inc. 18,219 3,861,335 165,793 (1.7)
Nordstrom, Inc. 175,753 2,859,501 150,552 (1.6)
Ovintiv, Inc. 73,547 2,653,576 77,224 (0.8)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Owens Corning 52,981 5,075,580 244,242 (2.5)
PACCAR, Inc. 39,139 2,864,975 88,454 (0.9)
PBF Energy, Inc. 61,727 2,676,483 50,923 (0.5)
Playtika Holding Corp. 290,486 3,270,872 104,575 (1.1)
Southwestern Energy Co. 591,761 2,958,805 88,764 (0.9)
Teradata Corp. 73,647 2,966,501 89,849 (0.9)
Terex Corp. 56,323 2,724,907 111,688 (1.2)
Textron, Inc. 89,926 6,351,473 166,493 (1.7)
TripAdvisor, Inc. 194,239 3,857,587 255,849 (2.6)
Valero Energy Corp. 19,140 2,671,944 147,761 (1.5)
Short Positions
Common Stocks
Singapore
Sea Ltd., ADR (37,777) (3,269,599) (125,042) 1.3
United States
agilon health, Inc. (120,193) (2,854,584) 576,925 (5.9)
Amazon.com, Inc. (41,417) (4,277,962) (230,981) 2.4
Baker Hughes Co. (101,665) (2,934,052) (150,238) 1.5
Boeing Co. (The) (20,432) (4,340,370) (242,324) 2.5
Cheniere Energy, Inc. (19,410) (3,059,016) (172,749) 1.8
CNX Resources Corp. (290,876) (4,659,834) (43,765) 0.5
General Electric Co. (44,098) (4,215,769) (100,984) 1.0
Guidewire Software, Inc. (33,811) (2,774,193) (188,327) 1.9
HealthEquity, Inc. (50,911) (2,988,985) (51,929) 0.5
Hess Corp. (55,514) (7,346,723) (302,357) 3.1
Honeywell International, Inc. (14,098) (2,694,410) (44,127) 0.5
Penumbra, Inc. (12,061) (3,361,280) (18,453) 0.2
Plug Power, Inc. (265,412) (3,110,629) (268,659) 2.8
R1 RCM, Inc. (212,349) (3,185,235) (93,434) 1.0
Schlumberger NV (73,128) (3,590,585) (149,477) 1.5
Snap, Inc. (290,402) (3,255,406) 153,913 (1.6)
Trade Desk, Inc. (The) (50,771) (3,092,462) (51,279) 0.5
Williams Cos., Inc. (The) (89,911) (2,684,742) (83,799) 0.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
23-61 months
maturity
ranging from
01/13/2025
- 03/30/2028 $82,714,254 $(756,160) $378,464 $(377,696)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Aristocrat Leisure Ltd. 72,013 1,800,506 (19,076) 5.1
Atlas Arteria Ltd. 172,169 726,895 (44,184) 11.7
Aurizon Holdings Ltd. 1,279,601 2,882,126 8,152 (2.2)
BHP Group Ltd. 128,400 4,059,228 60,456 (16.0)
BlueScope Steel Ltd. 197,087 2,667,646 (26,495) 7.0
Brambles Ltd. 228,519 2,060,384 5,850 (1.5)
Goodman Group 110,372 1,400,603 (46,187) 12.2
Harvey Norman Holdings Ltd. 506,376 1,218,688 (82,656) 21.9
Incitec Pivot Ltd. 930,110 1,959,951 (194,901) 51.6
JB Hi-Fi Ltd. 159,731 4,558,618 (105,191) 27.9
Northern Star Resources Ltd. 62,578 513,150 79,370 (21.0)
Pilbara Minerals Ltd. 1,011,836 2,691,891 (130,520) 34.6
Qantas Airways Ltd. 330,466 1,475,020 (19,069) 5.0
Qube Holdings Ltd. 1,004,841 1,940,326 (188,919) 50.0
Sonic Healthcare Ltd. 31,002 726,779 26,783 (7.1)
South32 Ltd. 612,666 1,795,559 (39,165) 10.4
Tabcorp Holdings Ltd. 734,251 489,559 (1,251) 0.3
Telstra Group Ltd. 398,981 1,129,675 22,231 (5.9)
Whitehaven Coal Ltd. 736,901 3,317,460 (329,035) 87.1
Worley Ltd. 69,375 671,952 (52,406) 13.9
United States
Computershare Ltd. 52,494 762,486 (106,640) 28.2
Short Positions
Common Stocks
Australia
Alumina Ltd. (981,341) (961,946) 31,860 (8.4)
APA Group (374,152) (2,541,695) 49,361 (13.1)
Charter Hall Group (70,807) (525,997) 42,865 (11.3)
Cochlear Ltd. (3,976) (632,981) (18,295) 4.8
Endeavour Group Ltd. (191,416) (869,659) (13,660) 3.6
Evolution Mining Ltd. (512,546) (1,064,167) (125,412) 33.2
GPT Group (The) (276,439) (789,995) 71,106 (18.8)
IDP Education Ltd. (191,486) (3,528,796) 99,641 (26.4)
IGO Ltd. (93,673) (803,259) 61,464 (16.3)
Insurance Australia Group Ltd. (447,151) (1,407,494) 57,106 (15.1)
Lendlease Corp. Ltd. (162,008) (788,431) (3,298) 0.9
Lynas Rare Earths Ltd. (331,950) (1,413,082) 225,872 (59.8)
Medibank Pvt Ltd. (951,955) (2,148,249) (16,530) 4.4
Mineral Resources Ltd. (15,344) (829,450) 83,499 (22.1)
NEXTDC Ltd. (142,105) (1,005,646) (24,786) 6.6
QBE Insurance Group Ltd. (125,152) (1,225,304) 54,662 (14.5)
Ramsay Health Care Ltd. (52,851) (2,361,550) 25,580 (6.8)
REA Group Ltd. (17,033) (1,588,215) (191,416) 50.7
Reece Ltd. (126,667) (1,484,515) (99,305) 26.3
Santos Ltd. (112,816) (519,225) 38,823 (10.3)
Scentre Group (705,706) (1,306,321) 123,018 (32.6)
SEEK Ltd. (61,612) (995,964) 19,739 (5.2)
Transurban Group (111,078) (1,060,616) (10,720) 2.8
Treasury Wine Estates Ltd. (57,554) (505,255) 6,606 (1.7)
Woodside Energy Group Ltd. (76,356) (1,705,805) 95,913 (25.4)
Woolworths Group Ltd. (35,419) (900,447) (20,416) 5.4
New Zealand
Xero Ltd. (21,396) (1,297,698) (53,411) 14.1

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
CSL Ltd. (6,724) (1,302,240) 3,458 (0.9)
James Hardie Industries plc (154,612) (3,327,829) (65,859) 17.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-1.38% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
23-61 months
maturity
ranging from
01/13/2025
- 03/31/2028 $170,148,016 $(1,461,526) $242,473 $(1,219,053)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
3SBio, Inc. 1,346,500 1,340,070 13,754 (1.1)
BOC Hong Kong Holdings Ltd. 561,500 1,748,093 (218,970) 18.0
China CITIC Bank Corp. Ltd. 4,294,000 2,160,150 136,200 (11.2)
China Construction Bank Corp. 2,864,000 1,853,566 47,582 (3.9)
China Hongqiao Group Ltd. 1,872,500 1,799,438 (206,667) 17.0
China Medical System Holdings Ltd. 769,000 1,213,304 4,440 (0.4)
China Minsheng Banking Corp. Ltd. 3,996,000 1,369,223 10,057 (0.8)
China National Building Material Co. Ltd. 1,588,000 1,305,215 (179,635) 14.7
China Taiping Insurance Holdings Co. Ltd. 1,255,000 1,334,444 (112,245) 9.2
CITIC Ltd. 1,545,000 1,805,814 56,104 (4.6)
CSPC Pharmaceutical Group Ltd. 1,788,000 1,752,808 (62,602) 5.1
Dongyue Group Ltd. 1,285,000 1,328,166 (209,584) 17.2
GCL Technology Holdings Ltd. 4,490,000 1,162,118 (7,304) 0.6
Kunlun Energy Co. Ltd. 1,772,000 1,383,452 (108,659) 8.9
New China Life Insurance Co. Ltd. 563,700 1,338,799 (26,957) 2.2
PICC Property & Casualty Co. Ltd. 2,212,000 2,256,480 182,527 (15.0)
Sinopharm Group Co. Ltd. 528,800 1,597,912 99,065 (8.1)
SITC International Holdings Co. Ltd. 1,142,000 2,454,341 (74,094) 6.1
Topsports International Holdings Ltd. 1,335,000 1,216,921 75,779 (6.2)
Xinyi Glass Holdings Ltd. 1,302,000 2,329,146 (45,998) 3.8
Hong Kong
ASMPT Ltd. 132,000 1,309,174 90,050 (7.4)
CK Asset Holdings Ltd. 581,372 3,524,668 (189,495) 15.5
New World Development Co. Ltd. 1,156,000 3,098,776 (170,463) 14.0
Orient Overseas International Ltd. 58,500 1,122,931 103,453 (8.5)
Sun Hung Kai Properties Ltd. 182,500 2,556,753 115,639 (9.5)
Swire Pacific Ltd. 174,000 1,337,187 (68,130) 5.6
WH Group Ltd. 5,663,000 3,375,980 64,706 (5.3)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom
CK Hutchison Holdings Ltd. 998,500 6,177,368 8,213 (0.7)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (562,300) (1,711,263) (20,760) 1.7
China Mengniu Dairy Co. Ltd. (317,000) (1,299,525) 69,448 (5.7)
China Merchants Bank Co. Ltd. (548,500) (2,785,294) 9,646 (0.8)
China Southern Airlines Co. Ltd. (2,288,000) (1,632,366) 14,765 (1.2)
CITIC Securities Co. Ltd. (771,000) (1,649,167) (56,074) 4.6
ESR Group Ltd. (707,400) (1,268,569) (142,122) 11.7
Flat Glass Group Co. Ltd. (585,000) (1,673,198) (112,369) 9.2
Meituan (65,380) (1,186,138) (108,695) 8.9
Nongfu Spring Co. Ltd. (268,400) (1,547,545) (27,732) 2.3
Postal Savings Bank of China Co. Ltd. (2,524,000) (1,496,875) 97,928 (8.0)
Xiaomi Corp. (1,097,600) (1,689,152) (45,599) 3.7
Xinyi Solar Holdings Ltd. (962,155) (1,153,429) (49,082) 4.0
XPeng, Inc. (243,800) (1,353,295) (340,490) 27.9
ZhongAn Online P&C Insurance Co. Ltd. (565,700) (1,777,697) (111,214) 9.1
Zijin Mining Group Co. Ltd. (1,254,000) (2,092,123) (180,101) 14.8
Hong Kong
AIA Group Ltd. (564,800) (5,923,260) 228,462 (18.7)
Hong Kong & China Gas Co. Ltd. (4,185,716) (3,685,158) 122,026 (10.0)
Power Assets Holdings Ltd. (254,500) (1,365,347) 9,294 (0.8)
Techtronic Industries Co. Ltd. (177,000) (1,917,815) (14,759) 1.2
Wharf Real Estate Investment Co. Ltd. (911,000) (5,244,964) (127,052) 10.4
Macau
Galaxy Entertainment Group Ltd. (218,000) (1,458,238) 10,851 (0.9)
Sands China Ltd. (597,200) (2,074,668) 13,657 (1.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.40% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
23-61 months
maturity
ranging from
01/14/2025
- 03/30/2028 $510,338,282 $(6,429,892) $1,634,121 $(4,795,771)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 118,400 4,414,064 (133,780) 2.8
Amada Co. Ltd. 324,000 3,036,998 (152,368) 3.2
Fuji Electric Co. Ltd. 86,800 3,427,762 (76,271) 1.6
Japan Post Insurance Co. Ltd. 294,200 4,585,357 (960,577) 20.0
Kajima Corp. 316,700 3,821,759 (204,523) 4.3
Mitsubishi Corp. 104,700 3,762,547 (255,126) 5.3
Mitsubishi Electric Corp. 338,300 4,042,731 (17,379) 0.4
Mitsubishi Motors Corp. 753,000 2,967,420 (270,863) 5.6
Mitsui & Co. Ltd. 98,600 3,073,347 (113,191) 2.4
MS&AD Insurance Group Holdings, Inc. 96,400 2,987,521 (373,320) 7.8
Obayashi Corp. 546,600 4,182,827 (201,500) 4.2
Osaka Gas Co. Ltd. 215,400 3,538,550 (108,366) 2.3
Otsuka Holdings Co. Ltd. 94,100 2,987,639 91,609 (1.9)
Seiko Epson Corp. 244,800 3,497,715 (7,198) 0.2
Sojitz Corp. 216,200 4,517,666 (134,440) 2.8
SUMCO Corp. 227,700 3,425,505 93,393 (1.9)
Sumitomo Heavy Industries Ltd. 129,000 3,163,378 (188,534) 3.9
Suntory Beverage & Food Ltd. 119,100 4,436,291 9,982 (0.2)
Tokyo Electric Power Co. Holdings, Inc. 887,400 3,169,985 42,113 (0.9)
Tokyo Gas Co. Ltd. 361,800 6,799,384 (353,506) 7.4
TOPPAN, Inc. 218,900 4,411,347 96,820 (2.0)
Tosoh Corp. 278,400 3,783,315 (43,309) 0.9
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (239,300) (4,642,612) 120,859 (2.5)
ANA Holdings, Inc. (297,500) (6,466,139) (56,809) 1.2
Asics Corp. (150,900) (4,298,302) (104,583) 2.2
Daiichi Sankyo Co. Ltd. (99,700) (3,636,821) (257,046) 5.4
Daikin Industries Ltd. (28,800) (5,166,909) 35,637 (0.7)
Denso Corp. (58,300) (3,290,886) 59,800 (1.2)
Eisai Co. Ltd. (54,400) (3,089,897) (39,564) 0.8
FANUC Corp. (85,000) (3,069,536) 64,149 (1.3)
Japan Airlines Co. Ltd. (265,300) (5,172,848) 136,149 (2.8)
Japan Airport Terminal Co. Ltd. (99,800) (4,985,289) 65,782 (1.4)
JSR Corp. (133,300) (3,153,382) 109,469 (2.3)
Keyence Corp. (7,100) (3,479,772) (186,313) 3.9
Kobe Bussan Co. Ltd. (153,300) (4,280,470) (72,008) 1.5
Lasertec Corp. (26,400) (4,690,737) (316,420) 6.6
M3, Inc. (169,100) (4,256,089) 16,783 (0.3)
Marui Group Co. Ltd. (206,600) (3,162,402) 203,260 (4.2)
MatsukiyoCocokara & Co. (59,700) (3,162,408) (37,459) 0.8
Mercari, Inc. (191,000) (3,366,618) 362,035 (7.5)
MonotaRO Co. Ltd. (264,000) (3,325,244) 452,575 (9.4)
NIDEC Corp. (90,800) (4,725,324) 69,928 (1.5)
Oriental Land Co. Ltd. (120,000) (4,108,709) (60,658) 1.3
Rakuten Group, Inc. (851,900) (3,973,087) 395,977 (8.3)
SoftBank Corp. (317,200) (3,661,694) 62,763 (1.3)
SoftBank Group Corp. (125,700) (4,941,709) 454,563 (9.5)
Sony Group Corp. (77,000) (7,013,420) (39,781) 0.8
Toyota Motor Corp. (293,300) (4,175,246) 64,930 (1.4)
Unicharm Corp. (164,300) (6,753,675) (399,463) 8.3

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Yaskawa Electric Corp. (84,900) (3,723,707) (85,364) 1.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-6.65% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
23-61 months
maturity
ranging from
01/13/2025
- 04/04/2028 $1,044,155,559 $(8,899,413) $1,302,818 $(7,596,595)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Altria Group, Inc. 86,309 3,851,108 (182,975) 2.4
American International Group, Inc. 85,667 4,314,190 (425,928) 5.6
Archer-Daniels-Midland Co. 59,543 4,743,195 99,437 (1.3)
Arrow Electronics, Inc. 32,817 4,097,859 257,942 (3.4)
AT&T, Inc. 185,360 3,568,180 172,385 (2.3)
Brighthouse Financial, Inc. 79,002 3,484,778 (609,388) 8.0
Capri Holdings Ltd. 85,473 4,017,231 234,347 (3.1)
Cisco Systems, Inc. 93,435 4,884,315 323,752 (4.3)
Coca-Cola Consolidated, Inc. 6,512 3,484,441 21,166 (0.3)
Exelixis, Inc. 187,169 3,632,950 512,843 (6.8)
Expedia Group, Inc. 36,718 3,562,748 (130,071) 1.7
Gilead Sciences, Inc. 58,593 4,861,461 235,544 (3.1)
H&R Block, Inc. 151,205 5,329,976 (148,181) 2.0
Hewlett Packard Enterprise Co. 272,694 4,344,015 332,687 (4.4)
Jabil, Inc. 50,865 4,484,258 243,643 (3.2)
KB Home 93,569 3,759,602 433,224 (5.7)
ManpowerGroup, Inc. 59,018 4,870,756 590 (0.0)
Molson Coors Beverage Co. 70,977 3,668,091 (97,948) 1.3
National Fuel Gas Co. 73,146 4,223,450 59,248 (0.8)
NRG Energy, Inc. 133,421 4,575,006 170,779 (2.2)
Pfizer, Inc. 84,809 3,460,207 113,644 (1.5)
PVH Corp. 49,772 4,437,672 631,108 (8.3)
Schneider National, Inc. 168,754 4,514,170 (234,052) 3.1
Syneos Health, Inc. 108,411 3,861,600 (145,271) 1.9
Taylor Morrison Home Corp. 142,931 5,468,540 261,564 (3.4)
Toll Brothers, Inc. 83,713 5,025,291 145,661 (1.9)
Tyson Foods, Inc. 65,766 3,901,239 110,487 (1.5)
United Therapeutics Corp. 17,686 3,960,957 (8,028) 0.1
Unum Group 91,063 3,602,452 (265,904) 3.5
Viatris, Inc. 394,850 3,798,457 (200,770) 2.6
Vishay Intertechnology, Inc. 210,327 4,757,597 210,327 (2.8)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Werner Enterprises, Inc. 82,282 3,743,008 (87,219) 1.1
Westrock Co. 146,014 4,449,047 (35,043) 0.5
Short Positions
Common Stocks
Singapore
Grab Holdings Ltd. (1,205,884) (3,629,711) (24,118) 0.3
United States
10X Genomics, Inc. (75,051) (4,187,095) (655,196) 8.6
Alexandria Real Estate Equities, Inc. (28,488) (3,577,808) 187,335 (2.5)
American Tower Corp. (18,225) (3,724,096) (233,057) 3.1
AptarGroup, Inc. (30,004) (3,546,173) (108,614) 1.4
Aptiv plc (35,952) (4,033,455) 44,580 (0.6)
Ball Corp. (88,540) (4,879,439) (37,187) 0.5
Freshpet, Inc. (61,333) (4,059,631) (392,531) 5.2
Newell Brands, Inc. (316,770) (3,940,619) 149,998 (2.0)
NextEra Energy, Inc. (57,698) (4,447,362) (191,557) 2.5
Primerica, Inc. (20,519) (3,534,193) 2,257 (0.0)
Public Service Enterprise Group, Inc. (64,385) (4,020,843) (301,966) 4.0
Royal Gold, Inc. (31,528) (4,089,497) (529,671) 7.0
Sun Communities, Inc. (25,713) (3,622,447) (103,081) 1.4
Tesla, Inc. (21,089) (4,375,124) (728,415) 9.6
Uber Technologies, Inc. (129,186) (4,095,196) 80,095 (1.1)
Welltower, Inc. (48,658) (3,488,292) (17,407) 0.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Rand
Overnight Deposit Rate plus
or minus a specified spread
(-0.08% to 0.06%), which is
denominated in ZAR based
on the local currencies of the
positions within the swap.
38-61 months
maturity
ranging from
04/20/2026
- 04/03/2028 $17,543,026 $(356,544) $91,746 $(264,798)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Luxembourg
Reinet Investments SCA 4,621 94,745 (1,959) 0.7
South Africa
Absa Group Ltd. 42,692 436,367 (26,068) 9.8
African Rainbow Minerals Ltd. 72,652 941,191 (66,429) 25.1
Aspen Pharmacare Holdings Ltd. 49,933 516,300 16,914 (6.4)
Exxaro Resources Ltd. 117,305 1,226,074 (2,019) 0.8
Foschini Group Ltd. (The) 85,398 435,933 (23,861) 9.0

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Africa (continued)
Impala Platinum Holdings Ltd. 92,458 851,015 (37,890) 14.3
Mr Price Group Ltd. 52,862 428,121 (6,875) 2.6
MTN Group Ltd. 32,608 233,618 (26,956) 10.2
MultiChoice Group 117,805 816,199 (132,593) 50.1
Nedbank Group Ltd. 68,346 832,397 (40,113) 15.1
Old Mutual Ltd. 550,241 364,748 (14,441) 5.5
Pepkor Holdings Ltd. 136,959 132,613 (7,615) 2.9
Sasol Ltd. 46,959 634,587 (48,395) 18.3
Shoprite Holdings Ltd. 30,232 377,278 7,497 (2.8)
Sibanye Stillwater Ltd. 501,398 1,035,295 (11,995) 4.5
SPAR Group Ltd. (The) 36,591 289,940 2,986 (1.1)
Standard Bank Group Ltd. 50,819 492,732 (20,510) 7.7
Woolworths Holdings Ltd. 142,487 511,609 (43,356) 16.4
Short Positions
Common Stocks
South Africa
Anglo American Platinum Ltd. (2,237) (120,086) 2,188 (0.8)
Bidvest Group Ltd. (The) (49,597) (705,918) 23,064 (8.7)
Capitec Bank Holdings Ltd. (21,999) (2,085,228) 78,334 (29.6)
Clicks Group Ltd. (31,513) (455,093) 20,407 (7.7)
Discovery Ltd. (150,926) (1,182,063) 44,672 (16.9)
FirstRand Ltd. (18,709) (63,412) 8,082 (3.1)
Kumba Iron Ore Ltd. (10,625) (268,643) 18,533 (7.0)
Naspers Ltd. (9,930) (1,839,973) (73,041) 27.6
Northam Platinum Holdings Ltd. (17,756) (144,362) 4,488 (1.7)
Vodacom Group Ltd. (4,010) (27,486) 407 (0.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-8.07% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
23-62 months
maturity
ranging from
02/25/2025
- 03/30/2028 $148,615,389 $405,352 $2,823 $408,175
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
ARC Resources Ltd. 288,222 3,269,288 89,570 21.9
Atco Ltd. 85,336 2,735,298 80,645 19.8
Bank of Montreal 21,485 1,913,699 52,620 12.9
Bank of Nova Scotia (The) 49,087 2,472,329 82,084 20.1

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Canadian Imperial Bank of Commerce 40,238 1,706,282 8,634 2.1
Capital Power Corp. 94,673 2,916,895 53,939 13.2
Cenovus Energy, Inc. 99,246 1,731,573 163,932 40.2
Empire Co. Ltd. 96,662 2,591,243 147,894 36.2
Fairfax Financial Holdings Ltd. 3,437 2,285,815 47,887 11.7
George Weston Ltd. 13,761 1,823,600 143,770 35.2
iA Financial Corp., Inc. 27,681 1,754,461 89,710 22.0
Imperial Oil Ltd. 59,437 3,022,645 315,326 77.3
Loblaw Cos. Ltd. 19,795 1,804,033 104,138 25.5
Manulife Financial Corp. 138,449 2,540,537 75,806 18.6
National Bank of Canada 20,544 1,469,470 42,410 10.4
Northland Power, Inc. 148,842 3,731,237 48,458 11.9
Nutrien Ltd. 37,480 2,767,946 (832) (0.2)
Open Text Corp. 53,672 2,070,234 61,158 15.0
Suncor Energy, Inc. 69,520 2,158,386 124,483 30.5
Teck Resources Ltd. 64,237 2,345,613 113,122 27.7
TFI International, Inc. 12,305 1,468,315 16,024 3.9
Toronto-Dominion Bank (The) 22,013 1,318,500 49,678 12.2
Tourmaline Oil Corp. 59,297 2,471,037 108,371 26.6
West Fraser Timber Co. Ltd. 48,450 3,455,849 (160,245) (39.3)
Whitecap Resources, Inc. 283,774 2,194,183 195,272 47.8
Chile
Lundin Mining Corp. 199,643 1,356,066 214,193 52.5
United States
BRP, Inc. 18,992 1,486,196 14,397 3.5
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (30,132) (1,451,196) (65,325) (16.0)
Canada
Agnico Eagle Mines Ltd. (35,612) (1,815,514) 23,978 5.9
Air Canada (136,613) (1,935,730) (105,126) (25.8)
Alamos Gold, Inc. (141,045) (1,721,970) (98,100) (24.0)
Algonquin Power & Utilities Corp. (575,684) (4,830,379) (178,912) (43.8)
Aritzia, Inc. (51,827) (1,663,142) (82,448) (20.2)
CAE, Inc. (59,452) (1,344,323) (102,056) (25.0)
Cameco Corp. (94,987) (2,487,303) (80,122) (19.6)
CCL Industries, Inc. (41,514) (2,062,338) (107,817) (26.4)
Constellation Software, Inc. (1,036) (1,947,749) (172,260) (42.2)
Dollarama, Inc. (21,384) (1,277,977) (44,936) (11.0)
Element Fleet Management Corp. (165,735) (2,176,690) 78,483 19.2
Enbridge, Inc. (43,747) (1,667,986) (43,375) (10.6)
GFL Environmental, Inc. (76,479) (2,637,012) (87,712) (21.5)
Pan American Silver Corp. (81,413) (1,485,494) (28,785) (7.1)
Restaurant Brands International, Inc. (18,604) (1,248,939) (97,184) (23.8)
Rogers Communications, Inc. (57,368) (2,658,921) (49,239) (12.1)
Shopify, Inc. (65,346) (3,133,127) (166,326) (40.7)
SNC-Lavalin Group, Inc. (100,210) (2,463,171) (80,821) (19.8)
Stantec, Inc. (34,149) (1,996,384) (16,677) (4.1)
TC Energy Corp. (35,812) (1,392,998) (40,807) (10.0)
Thomson Reuters Corp. (30,994) (4,032,545) (116,958) (28.7)
WSP Global, Inc. (34,222) (4,482,664) (120,530) (29.5)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-3.60% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
22-62 months
maturity
ranging from
01/21/2025
- 03/30/2028 $194,205,124 $(1,360,567) $558,268 $(802,299)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Italy
Coca-Cola HBC AG 160,347 4,389,533 200,043 (24.9)
Netherlands
Shell plc 192,755 5,493,248 228,742 (28.5)
United Kingdom
Associated British Foods plc 145,985 3,503,335 78,979 (9.8)
BAE Systems plc 239,920 2,902,106 221,844 (27.7)
Barclays plc 2,101,666 3,782,800 167,615 (20.9)
Barratt Developments plc 698,654 4,020,604 278,382 (34.7)
BP plc 370,478 2,341,615 148,140 (18.5)
British American Tobacco plc 141,777 4,969,911 (179,122) 22.3
Britvic plc 162,959 1,794,702 87,989 (11.0)
BT Group plc 2,591,524 4,668,189 264,453 (33.0)
Centrica plc 2,727,756 3,572,365 167,026 (20.8)
DCC plc 60,918 3,550,992 327,123 (40.8)
DS Smith plc 1,280,211 4,984,272 206,985 (25.8)
Howden Joinery Group plc 246,879 2,131,683 104,598 (13.0)
Imperial Brands plc 188,008 4,323,372 (47,286) 5.9
Inchcape plc 206,747 1,981,820 (106,915) 13.3
International Distributions Services plc 744,989 2,062,982 22,761 (2.8)
Investec plc 265,868 1,475,433 33,131 (4.1)
J Sainsbury plc 680,786 2,342,711 249,886 (31.1)
Kingfisher plc 836,019 2,702,439 (79,012) 9.8
Lloyds Banking Group plc 3,475,130 2,043,197 60,497 (7.5)
Man Group plc 844,283 2,459,586 121,402 (15.1)
Marks & Spencer Group plc 1,779,109 3,670,276 562,568 (70.1)
Standard Chartered plc 311,390 2,360,046 (75,343) 9.4
Tesco plc 950,431 3,115,924 221,141 (27.6)
Travis Perkins plc 150,394 1,780,537 35,108 (4.4)
Vodafone Group plc 2,161,709 2,384,576 (25,306) 3.2
United States
GSK plc 137,685 2,432,801 53,567 (6.7)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Chile
Antofagasta plc (138,511) (2,713,082) (214,329) 26.7
Hong Kong
Prudential plc (370,166) (5,068,178) (465,280) 58.0
United Kingdom
Admiral Group plc (61,879) (1,553,840) (92,427) 11.5
Ashtead Group plc (44,418) (2,727,484) (61,206) 7.6
Croda International plc (23,170) (1,862,254) (50,123) 6.2
Diageo plc (45,495) (2,030,427) (80,166) 10.0
easyJet plc (262,126) (1,675,247) (154,789) 19.3
Halma plc (126,618) (3,495,481) (266,910) 33.3
Hargreaves Lansdown plc (182,929) (1,812,182) (79,555) 9.9
Informa plc (510,116) (4,372,442) (142,428) 17.8
Melrose Industries plc (785,371) (1,617,515) (190,423) 23.7
National Grid plc (216,764) (2,932,168) (152,844) 19.1
Reckitt Benckiser Group plc (65,513) (4,984,067) (288,609) 36.0
Rentokil Initial plc (792,308) (5,790,620) (446,245) 55.6
Rolls-Royce Holdings plc (1,199,652) (2,209,594) (133,308) 16.6
Smiths Group plc (109,973) (2,332,393) (60,043) 7.5
Spirax-Sarco Engineering plc (12,352) (1,813,556) (122,201) 15.2
St James's Place plc (116,732) (1,751,619) (108,179) 13.5
Weir Group plc (The) (83,463) (1,914,763) (151,574) 18.9
WPP plc (315,306) (3,746,126) (183,238) 22.8
United States
Experian plc (56,392) (1,856,861) (15,471) 1.9
Ferguson plc (12,476) (1,649,474) (17,323) 2.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-5.50% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
23-61 months
maturity
ranging from
02/25/2025
- 03/30/2028 $20,843,679 $(122,221) $(38,471) $(160,692)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 401,200 1,271,047 13,905 (8.7)
Yangzijiang Shipbuilding Holdings Ltd. 5,468,900 4,946,715 (66,854) 41.6

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Singapore
DBS Group Holdings Ltd. 5,600 139,226 (2,110) 1.3
Jardine Cycle & Carriage Ltd. 56,100 1,321,100 136,580 (85.0)
Mapletree Pan Asia Commercial Trust 54,200 73,485 2,620 (1.6)
Oversea-Chinese Banking Corp. Ltd. 148,900 1,388,014 16,272 (10.1)
Singapore Airlines Ltd. 700,700 3,022,450 5,459 (3.4)
United Overseas Bank Ltd. 36,800 825,389 36,185 (22.5)
Short Positions
Common Stocks
Singapore
City Developments Ltd. (28,700) (159,255) (3,549) 2.2
Genting Singapore Ltd. (176,100) (148,630) (8,364) 5.2
Keppel Corp. Ltd. (413,200) (1,753,094) (76,448) 47.6
Mapletree Logistics Trust (333,800) (430,590) (3,785) 2.4
Singapore Technologies Engineering Ltd. (793,800) (2,185,218) (112,453) 70.0
Singapore Telecommunications Ltd. (1,701,600) (3,152,847) (58,564) 36.4
Venture Corp. Ltd. (2,000) (26,619) (1,115) 0.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-4.00% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
4-24 months
maturity
ranging from
05/01/2023
- 03/31/2025 $58,106,927 $610,975 $(1,881,213) $(1,270,238)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Korea
CJ Corp. 8,472 679,109 30,771 (2.4)
DB Insurance Co. Ltd. 18,614 1,070,909 49,749 (3.9)
Doosan Bobcat, Inc. 52,031 1,749,978 122,885 (9.7)
E-MART, Inc. 13,475 1,095,910 31,577 (2.5)
GS Holdings Corp. 34,780 1,078,872 46,027 (3.6)
Hana Financial Group, Inc. 30,901 967,788 15,709 (1.2)
Hankook Tire & Technology Co. Ltd. 31,923 853,878 39,553 (3.1)
HMM Co. Ltd. 97,180 1,528,110 54,170 (4.3)
Hyundai Engineering & Construction Co. Ltd. 24,342 684,569 18,741 (1.5)
Hyundai Glovis Co. Ltd. 6,161 752,413 22,939 (1.8)
Hyundai Mobis Co. Ltd. 2,458 408,249 8,812 (0.7)
Hyundai Steel Co. 24,485 654,529 32,762 (2.6)
Industrial Bank of Korea 126,412 983,120 48,750 (3.8)
Kia Corp. 53,045 3,310,437 212,919 (16.8)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Korea (continued)
Korea Investment Holdings Co. Ltd. 32,229 1,368,022 33,298 (2.6)
Kumho Petrochemical Co. Ltd. 13,286 1,469,613 48,629 (3.8)
LG Electronics, Inc. 15,807 1,410,676 32,194 (2.5)
LG Innotek Co. Ltd. 3,107 651,576 16,569 (1.3)
Lotte Shopping Co. Ltd. 9,703 612,314 21,113 (1.7)
Mirae Asset Securities Co. Ltd. 140,329 699,024 20,831 (1.6)
NH Investment & Securities Co. Ltd. 103,924 704,491 21,779 (1.7)
POSCO Holdings, Inc. 6,310 1,785,233 175,614 (13.8)
Samsung SDS Co. Ltd. 9,595 858,079 (18,483) 1.5
Samsung Securities Co. Ltd. 26,571 649,478 19,654 (1.5)
SD Biosensor, Inc. 42,150 685,891 (5,544) 0.4
Woori Financial Group, Inc. 316,197 2,781,484 111,484 (8.8)
Short Positions
Common Stocks
South Korea
Amorepacific Corp. (5,339) (563,510) (28,174) 2.2
Celltrion Healthcare Co. Ltd. (42,527) (1,981,062) 76,388 (6.0)
Ecopro BM Co. Ltd. (1,986) (344,163) 698 (0.1)
Hanon Systems (134,398) (909,408) (41,991) 3.3
Hyundai Motor Co. (8,340) (1,186,553) (58,106) 4.6
Kakao Corp. (33,099) (1,567,530) (23,842) 1.9
KakaoBank Corp. (32,555) (608,460) (9,388) 0.7
Korea Electric Power Corp. (35,979) (498,618) 9,484 (0.7)
KT&G Corp. (6,602) (424,297) 19,556 (1.5)
LG Chem Ltd. (3,158) (1,734,355) (40,706) 3.2
LG H&H Co. Ltd. (803) (370,985) (12,519) 1.0
NAVER Corp. (6,883) (1,078,504) (24,504) 1.9
Netmarble Corp. (12,788) (655,636) (27,781) 2.2
Pearl Abyss Corp. (14,990) (537,678) (11,330) 0.9
POSCO Future M Co. Ltd. (7,113) (1,499,199) (48,180) 3.8
Samsung Biologics Co. Ltd. (3,451) (2,091,873) 21,417 (1.7)
Samsung C&T Corp. (8,487) (706,785) (7,089) 0.6
Samsung Heavy Industries Co. Ltd. (292,231) (1,165,138) (68,290) 5.4
Samsung SDI Co. Ltd. (3,782) (2,148,323) (47,373) 3.7
SK Biopharmaceuticals Co. Ltd. (15,703) (765,219) (11,138) 0.9
SK IE Technology Co. Ltd. (18,733) (1,033,651) (79,369) 6.2
SK Innovation Co. Ltd. (6,845) (948,420) (71,166) 5.6
SKC Co. Ltd. (13,606) (1,202,520) (112,158) 8.8
Yuhan Corp. (12,015) (467,776) (1,578) 0.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
2-64 months
maturity
05/19/2023 $66,171,023 $623,565 $739,565 $1,363,130

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 199,219 1,552,455 27,856 2.0
Switzerland
Adecco Group AG (Registered) 90,489 3,296,066 201,470 14.8
Baloise Holding AG (Registered) 11,003 1,713,347 91,068 6.7
Barry Callebaut AG (Registered) 54 114,414 1,551 0.1
BKW AG 5,305 834,097 48,928 3.6
Cie Financiere Richemont SA (Registered) 7,047 1,130,030 75,142 5.5
DKSH Holding AG 19,951 1,608,455 17,739 1.3
Dufry AG (Registered) 10,023 447,010 9,959 0.7
Flughafen Zurich AG (Registered) 9,625 1,763,452 54,001 4.0
Galenica AG 873 73,854 3,307 0.2
Georg Fischer AG (Registered) 19,934 1,551,470 131,396 9.6
Helvetia Holding AG (Registered) 12,060 1,681,026 170,477 12.5
Julius Baer Group Ltd. 5,351 365,518 43,271 3.2
Kuehne + Nagel International AG (Registered) 3,412 1,016,214 70,264 5.2
Novartis AG (Registered) 28,609 2,626,837 242,936 17.8
SGS SA (Registered) 245 540,408 (21,382) (1.6)
Sonova Holding AG (Registered) 2,927 863,432 74,539 5.5
Swatch Group AG (The) 7,640 2,631,146 136,210 10.0
Swiss Life Holding AG (Registered) 2,082 1,284,816 69,226 5.1
Swisscom AG (Registered) 2,865 1,828,363 3,303 0.2
Temenos AG (Registered) 2,275 158,308 12,104 0.9
UBS Group AG (Registered) 90,360 1,912,090 222,315 16.3
Zurich Insurance Group AG 2,219 1,063,342 89,596 6.6
United States
Holcim AG 64,529 4,161,562 171,720 12.6
Roche Holding AG 829 236,881 (281) (0.0)
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (19,972) (687,067) (39,415) (2.9)
Alcon, Inc. (10,828) (768,653) (46,510) (3.4)
Bachem Holding AG (17,457) (1,755,514) (57,418) (4.2)
Banque Cantonale Vaudoise (Registered) (12,118) (1,143,528) (42,253) (3.1)
Belimo Holding AG (Registered) (2,218) (1,072,019) (7,806) (0.6)
Chocoladefabriken Lindt & Spruengli AG (123) (1,452,710) (65,355) (4.8)
Clariant AG (Registered) (43,147) (715,781) (33,879) (2.5)
EMS-Chemie Holding AG (Registered) (1,827) (1,510,252) (70,537) (5.2)
Geberit AG (Registered) (1,112) (620,993) (14,161) (1.0)
Givaudan SA (Registered) (651) (2,118,868) (44,804) (3.3)
Logitech International SA (Registered) (58,525) (3,415,903) (266,843) (19.6)
Lonza Group AG (Registered) (1,669) (1,004,738) (31,355) (2.3)
Partners Group Holding AG (1,204) (1,133,834) (146,368) (10.7)
PSP Swiss Property AG (Registered) (1,177) (133,942) (1,828) (0.1)
Schindler Holding AG (4,386) (971,840) 43,946 3.2
SIG Group AG (186,414) (4,802,619) (136,921) (10.0)
Sika AG (Registered) (5,629) (1,578,909) (14,392) (1.1)
Straumann Holding AG (Registered) (9,409) (1,411,206) (105,700) (7.8)
Swiss Prime Site AG (Registered) (3,005) (249,889) 4,483 0.3
Tecan Group AG (Registered) (810) (354,812) (10,964) (0.8)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
VAT Group AG (3,342) (1,207,410) (118,187) (8.7)
United States
Nestle SA (Registered) (21,224) (2,587,854) (51,506) (3.8)
Swiss Re AG (9,910) (1,018,089) (65,377) (4.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-2.13% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
13-24 months
maturity
02/21/2024 $36,998,266 $(578,916) $550,416 $(28,500)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 1,145 2,081,278 (591,476) 2,075.4
Carlsberg A/S 19,055 2,956,706 152,277 (534.3)
Demant A/S 17,915 628,932 52,572 (184.5)
Genmab A/S 1,223 462,300 6,441 (22.6)
GN Store Nord A/S 35,164 788,472 33,207 (116.5)
H Lundbeck A/S 80,242 371,301 11,521 (40.4)
H Lundbeck A/S 16,811 71,264 5,237 (18.4)
ISS A/S 150,109 3,063,583 221,242 (776.3)
Pandora A/S 27,992 2,686,903 309,599 (1,086.3)
ROCKWOOL A/S 10,364 2,541,435 149,425 (524.3)
Royal Unibrew A/S 10,905 950,604 70,502 (247.4)
Short Positions
Common Stocks
Denmark
Ambu A/S (33,792) (508,135) 6,664 (23.4)
Chr Hansen Holding A/S (2,242) (170,550) (9,058) 31.8
Coloplast A/S (16,144) (2,125,637) (157,622) 553.1
Danske Bank A/S (31,080) (625,292) 4,227 (14.8)
DSV A/S (17,144) (3,324,180) (213,260) 748.3
Jyske Bank A/S (Registered) (4,330) (303,436) (7,808) 27.4
Novo Nordisk A/S (2,940) (466,935) (48,534) 170.3
Novozymes A/S (35,069) (1,795,645) (67,554) 237.0
Orsted A/S (40,897) (3,487,205) (166,316) 583.6
SimCorp A/S (1,596) (120,719) (5,294) 18.6
Tryg A/S (111,252) (2,432,590) (81,015) 284.3

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Denmark (continued)
Vestas Wind Systems A/S (172,766) (5,035,164) (253,893) 890.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-1.80% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
8-73 months
maturity
11/13/2023 $354,119,588 $2,029,861 $261,117 $2,290,978
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 82,033 3,548,610 176,845 7.7
Proximus SADP 336,510 3,254,137 254,289 11.1
Finland
Nokia OYJ 607,668 2,982,973 180,837 7.9
France
AXA SA 82,670 2,522,889 194,532 8.5
BNP Paribas SA 49,285 2,943,181 180,907 7.9
Bouygues SA 161,839 5,458,198 (12,585) (0.5)
Carrefour SA 167,633 3,389,135 243,121 10.6
Cie de Saint-Gobain 96,700 5,496,777 136,812 6.0
Eiffage SA 49,163 5,320,222 6,548 0.3
Engie SA 276,065 4,368,646 347,206 15.2
Orange SA 267,127 3,173,516 111,395 4.9
Rexel SA 187,491 4,457,548 47,233 2.1
TotalEnergies SE 73,014 4,305,177 97,357 4.2
Germany
Brenntag SE 41,373 3,113,576 145,939 6.4
Deutsche Bank AG (Registered) 614,983 6,253,885 54,867 2.4
HeidelbergCement AG 45,521 3,323,816 366,702 16.0
HUGO BOSS AG 43,851 3,153,348 470,215 20.5
Luxembourg
ArcelorMittal SA 128,125 3,881,712 407,923 17.8
Netherlands
ASR Nederland NV 107,470 4,276,223 67,890 3.0
Koninklijke Ahold Delhaize NV 164,022 5,603,833 251,368 11.0
NN Group NV 79,611 2,890,670 (17,198) (0.8)
OCI NV 80,107 2,715,617 188,850 8.2
Randstad NV 58,403 3,467,077 (65,919) (2.9)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Spain
Acerinox SA 294,338 3,029,095 158,152 6.9
Banco Bilbao Vizcaya Argentaria SA 372,775 2,665,103 224,902 9.8
Banco de Sabadell SA 2,724,681 2,930,235 26,627 1.2
Repsol SA 471,815 7,255,513 355,462 15.5
United States
Signify NV 121,672 4,057,163 252,128 11.0
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (42,931) (2,861,776) (240,988) (10.5)
China
Prosus NV (47,229) (3,698,223) (339,773) (14.8)
France
Airbus SE (28,932) (3,864,376) (201,453) (8.8)
Dassault Systemes SE (67,193) (2,771,782) (30,746) (1.3)
Edenred (50,644) (2,997,353) (157,812) (6.9)
LVMH Moet Hennessy Louis Vuitton SE (2,937) (2,695,897) (188,208) (8.2)
Remy Cointreau SA (15,493) (2,821,018) (46,981) (2.1)
Safran SA (17,644) (2,611,959) (155,418) (6.8)
Sartorius Stedim Biotech (14,877) (4,564,194) 305,080 13.3
Germany
adidas AG (23,114) (4,097,477) (560,870) (24.5)
Merck KGaA (12,946) (2,413,586) (106,122) (4.6)
RWE AG (71,331) (3,069,258) (141,240) (6.2)
Siemens Healthineers AG (41,990) (2,420,808) (96,541) (4.2)
Netherlands
Argenx SE (13,293) (4,936,428) (60,850) (2.7)
IMCD NV (22,981) (3,757,759) (163,877) (7.2)
Universal Music Group NV (111,277) (2,818,063) (238,530) (10.4)
Spain
Amadeus IT Group SA (59,991) (4,024,410) (230,097) (10.0)
Cellnex Telecom SA (196,187) (7,629,253) (373,973) (16.3)
Ferrovial SA (236,202) (6,955,535) (164,705) (7.2)
Naturgy Energy Group SA (89,267) (2,687,252) (106,295) (4.6)
United States
Schneider Electric SE (20,575) (3,438,575) (179,006) (7.8)
Preferred Stocks
Germany
Sartorius AG (Preference) (9,582) (4,038,394) 20,596 0.9

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
17-24 months
maturity
02/21/2024 $23,923,509 $369,266 $(59,709) $309,557
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 105,814 4,598,740 108,821 35.2
Norway
Equinor ASA 166,062 4,720,880 117,211 37.9
Leroy Seafood Group ASA 147,270 762,609 75,335 24.3
Norsk Hydro ASA 344,850 2,573,761 223,218 72.1
United Kingdom
Subsea 7 SA 114,188 1,355,484 (6,121) (2.0)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (14,319) (924,427) (36,140) (11.7)
France
Adevinta ASA (44,205) (313,813) 3,755 1.2
Norway
DNB Bank ASA (18,385) (329,013) (6,960) (2.2)
Gjensidige Forsikring ASA (57,875) (946,388) 22,083 7.1
Kongsberg Gruppen ASA (23,449) (947,873) (33,636) (10.9)
Mowi ASA (47,251) (873,954) (92,515) (29.9)
Orkla ASA (45,190) (320,511) (8,966) (2.9)
Salmar ASA (10,868) (473,408) (33,169) (10.7)
Schibsted ASA (70,126) (1,190,381) 193,412 62.5
Telenor ASA (203,278) (2,383,469) (40,970) (13.2)
TOMRA Systems ASA (71,601) (1,208,798) (116,092) (37.5)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-1.50% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
11-24 months
maturity
02/21/2024 $59,259,012 $(672,938) $132,812 $(540,126)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 26,223 280,017 8,607 (1.6)
Guatemala
Millicom International Cellular SA 40,788 773,962 25,717 (4.8)
Sweden
Billerud AB 175,522 1,804,048 32,768 (6.1)
Boliden AB 36,616 1,438,431 86,096 (15.9)
Elekta AB 23,465 179,320 2,073 (0.4)
Embracer Group AB 573,756 2,689,395 (213,936) 39.6
Essity AB 56,017 1,600,064 73,211 (13.6)
Evolution AB 250 33,495 1,877 (0.3)
Getinge AB 12,355 301,317 29,672 (5.5)
H & M Hennes & Mauritz AB 75,807 1,083,854 189,385 (35.1)
Saab AB 11,457 696,025 53,356 (9.9)
Sandvik AB 22,783 483,587 38,668 (7.2)
Securitas AB 314,531 2,797,955 283,283 (52.4)
Skandinaviska Enskilda Banken AB 27,240 300,682 12,684 (2.3)
Skanska AB 174,416 2,671,474 (205,563) 38.1
SKF AB 76,827 1,513,255 115,940 (21.5)
SSAB AB 341,754 2,442,906 236,767 (43.8)
Svenska Handelsbanken AB 49,131 425,517 20,058 (3.7)
Swedbank AB 38,234 628,744 (4,644) 0.9
Swedish Orphan Biovitrum AB 39,589 922,447 (4,437) 0.8
Telefonaktiebolaget LM Ericsson 476,926 2,795,657 234,345 (43.4)
Trelleborg AB 38,518 1,096,283 179,045 (33.1)
Volvo AB 64,155 1,322,020 103,138 (19.1)
Volvo Car AB 456,915 1,998,858 43,442 (8.0)
United States
Sinch AB 633,570 1,713,772 (73,324) 13.6

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Sweden
Alfa Laval AB (36,928) (1,318,592) (127,389) 23.6
Assa Abloy AB (41,910) (1,003,849) 796 (0.1)
Atlas Copco AB (88,593) (1,122,327) (93,593) 17.3
Axfood AB (4,482) (109,453) (8,231) 1.5
Beijer Ref AB (106,197) (1,863,493) (162,949) 30.2
Castellum AB (17,902) (208,268) (5,842) 1.1
Electrolux AB (70,343) (854,977) (75,572) 14.0
Epiroc AB (94,993) (1,885,613) (163,127) 30.2
EQT AB (243,193) (4,967,798) (353,071) 65.4
Fastighets AB Balder (17,967) (73,819) 129 (0.0)
Hexagon AB (196,302) (2,259,320) (135,347) 25.1
Hexpol AB (13,328) (165,093) (21,656) 4.0
Holmen AB (34,339) (1,323,847) (6,730) 1.2
Husqvarna AB (50,475) (438,113) (38,553) 7.1
Indutrade AB (36,619) (779,289) (66,596) 12.3
Lifco AB (46,672) (1,006,370) (100,271) 18.6
Nibe Industrier AB (368,063) (4,195,595) (500,426) 92.6
Sagax AB (8,764) (202,013) (11,809) 2.2
Svenska Cellulosa AB SCA (218,833) (2,882,148) (57,748) 10.7
Tele2 AB (19,304) (192,134) (6,441) 1.2
Telia Co. AB (162,967) (413,816) (6,740) 1.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-4.25% to 0.40%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
1-24 months
maturity
ranging from
04/19/2023
- 01/09/2025 $71,082,044 $(740,010) $40 $(739,970)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 357,300 2,757,056 230,803 (31.2)
BB Seguridade Participacoes SA 123,700 793,435 32,538 (4.4)
TIM SA/Brazil 495,900 1,230,834 28,574 (3.9)
Vibra Energia SA 394,600 1,121,879 44,029 (6.0)
South Korea
SK, Inc. 6,843 911,774 47,600 (6.4)
Woori Financial Group, Inc. 104,938 923,106 32,403 (4.4)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Taiwan
ASE Technology Holding Co. Ltd. 209,000 775,612 27,225 (3.7)
Catcher Technology Co. Ltd. 237,000 1,481,557 28,391 (3.8)
CTBC Financial Holding Co. Ltd. 1,195,000 860,556 45,805 (6.2)
Evergreen Marine Corp. Taiwan Ltd. 337,000 1,764,994 (20,297) 2.7
Hon Hai Precision Industry Co. Ltd. 200,000 684,599 6,613 (0.9)
Pegatron Corp. 351,000 805,423 26,063 (3.5)
Pou Chen Corp. 675,000 693,766 11,636 (1.6)
Powerchip Semiconductor Manufacturing Corp. 497,000 542,965 (19,391) 2.6
Unimicron Technology Corp. 107,000 521,868 53,005 (7.2)
United Microelectronics Corp. 313,000 547,729 3,203 (0.4)
Walsin Lihwa Corp. 789,000 1,270,759 (91,528) 12.4
Winbond Electronics Corp. 1,036,000 906,453 96,715 (13.1)
Yang Ming Marine Transport Corp. 462,000 980,795 (7,284) 1.0
United States
JBS SA 478,700 1,685,879 (173,391) 23.4
Preferred Stocks
Brazil
Petroleo Brasileiro SA (Preference) 369,800 1,710,939 62,963 (8.5)
Short Positions
Common Stocks
Brazil
B3 SA - Brasil Bolsa Balcao (359,800) (734,728) 35,964 (4.9)
Banco BTG Pactual SA (205,700) (797,483) (21,542) 2.9
Cia Siderurgica Nacional SA (249,100) (758,832) (69,448) 9.4
Cosan SA (478,500) (1,424,610) (138,450) 18.7
Equatorial Energia SA (105,306) (560,142) (52,725) 7.1
Localiza Rent a Car SA (167,000) (1,759,473) (58,294) 7.9
Rede D'Or Sao Luiz SA (197,400) (827,230) (10,167) 1.4
Rumo SA (307,000) (1,141,759) (48,870) 6.6
Suzano SA (69,700) (572,072) 3,838 (0.5)
TOTVS SA (108,200) (601,153) (16,418) 2.2
WEG SA (88,200) (705,642) (39,061) 5.3
South Korea
L&F Co. Ltd. (4,673) (1,132,886) (312,064) 42.2
LG Energy Solution Ltd. (1,964) (884,886) (47,751) 6.5
Lotte Energy Materials Corp. (10,390) (552,729) (20,170) 2.7
POSCO Future M Co. Ltd. (2,529) (533,035) (44,291) 6.0
SK Hynix, Inc. (13,753) (941,186) (55,352) 7.5
Taiwan
Advantech Co. Ltd. (86,000) (1,052,109) (31,246) 4.2
Asustek Computer, Inc. (67,000) (601,125) (7,371) 1.0
Chailease Holding Co. Ltd. (157,130) (1,155,591) 26,231 (3.5)
China Steel Corp. (1,560,000) (1,584,891) 19,413 (2.6)
Chunghwa Telecom Co. Ltd. (128,000) (503,155) (9,241) 1.2
Delta Electronics, Inc. (118,000) (1,170,753) (65,223) 8.8
E.Sun Financial Holding Co. Ltd. (2,879,955) (2,398,344) (166,379) 22.5
Formosa Petrochemical Corp. (364,000) (1,017,663) (45,164) 6.1
Mega Financial Holding Co. Ltd. (890,125) (964,709) (40,492) 5.5
momo.com, Inc. (19,000) (566,029) (65,865) 8.9
Taiwan Cooperative Financial Holding Co. Ltd. (1,145,270) (983,491) (34,062) 4.6
Win Semiconductors Corp. (83,000) (500,251) (44,266) 6.0
Yuanta Financial Holding Co. Ltd. (787,860) (579,380) (16,454) 2.2

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 63.1%
INVESTMENT COMPANIES - 30.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.50%
(1)(a)(b) 101,747 101,747
Limited Purpose Cash Investment
Fund, 4.73% (1)(a) 8,018,199 8,014,992
TOTAL INVESTMENT COMPANIES
(Cost $8,114,429) 8,116,739
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 32.7%
U.S. Treasury Bills
4.63%, 5/25/2023 (c) $ 1,738,000 1,726,414
4.66%, 6/1/2023 (c) 1,628,000 1,615,893
4.71%, 6/29/2023 (c) 1,878,000 1,856,987
4.75%, 7/6/2023 (c) 2,163,000 2,136,780
4.82%, 7/13/2023 (c) 434,000 428,304
5.07%, 8/31/2023 (c) 661,000 648,113
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 32.7% (continued)
5.10%, 9/7/2023 (c) $ 308,000 301,714
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,711,177) 8,714,205
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,825,606) 16,830,944
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 63.1%
(Cost $16,825,606) 16,830,944
OTHER ASSETS IN EXCESS OF
LIABILITIES - 36.9% (d) 9,840,844
NET ASSETS - 100.0% 26,671,788
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 8,116,739 30.4
U.S. Treasury Obligations 8,714,205 32.7
Total Investments In Securities
At Value $ 16,830,944 63.1
Other Assets in Excess of
Liabilities (d) 9,840,844 36.9
Net Assets
$ 26,671,788 100.0%
(a) Represents 7-day effective yield as of March 31, 2023.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Forward foreign currency exchange contracts outstanding as of March 31, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 324,000 USD 238,083 CITI 6/21/2023 $ 1,963
CAD 324,000 USD 238,082 JPMC 6/21/2023 1,964
CHF 179,504 USD 194,771 CITI 6/21/2023 3,111
CHF 179,496 USD 194,762 JPMC 6/21/2023 3,112
DKK 416,500 USD 60,009 CITI 6/21/2023 946
DKK 416,500 USD 60,009 JPMC 6/21/2023 946
EUR 642,002 USD 687,663 CITI 6/21/2023 11,724
EUR 641,998 USD 687,655 JPMC 6/21/2023 11,727
GBP 252,500 USD 304,646 CITI 6/21/2023 7,326
GBP 252,500 USD 304,644 JPMC 6/21/2023 7,327
ILS 34,127 USD 9,356 CITI 6/21/2023 165
ILS 34,123 USD 9,355 JPMC 6/21/2023 165
JPY 59,827,503 USD 447,801 CITI 6/21/2023 8,087
JPY 59,827,497 USD 447,799 JPMC 6/21/2023 8,089
NZD 5,000 USD 3,081 CITI 6/21/2023 45
NZD 5,000 USD 3,081 JPMC 6/21/2023 45
SEK 302,500 USD 29,235 CITI 6/21/2023 32
SEK 302,500 USD 29,235 JPMC 6/21/2023 32
SGD 135,500 USD 101,137 CITI 6/21/2023 943

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGD 135,500 USD 101,137 JPMC 6/21/2023 $ 944
USD 14,832 AUD 22,000 CITI 6/21/2023 84
USD 14,832 AUD 22,000 JPMC 6/21/2023 84
USD 1,088 HKD 8,500 CITI 6/21/2023 1
USD 1,088 HKD 8,500 JPMC 6/21/2023 1
USD 38,284 JPY 5,000,000 CITI 6/21/2023 183
USD 38,284 JPY 5,000,000 JPMC 6/21/2023 184
Total unrealized appreciation 69,230
AUD 232,505 USD 159,418 CITI 6/21/2023 (3,547)
AUD 232,495 USD 159,410 JPMC 6/21/2023 (3,546)
HKD 433,500 USD 55,464 CITI 6/21/2023 (37)
HKD 433,500 USD 55,463 JPMC 6/21/2023 (37)
ILS 11,376 USD 3,207 CITI 6/21/2023 (34)
ILS 11,374 USD 3,207 JPMC 6/21/2023 (34)
NOK 129,001 USD 12,513 CITI 6/21/2023 (148)
NOK 128,999 USD 12,513 JPMC 6/21/2023 (148)
SEK 302,500 USD 29,326 CITI 6/21/2023 (60)
SEK 302,500 USD 29,326 JPMC 6/21/2023 (60)
USD 20,126 CAD 27,500 CITI 6/21/2023 (248)
USD 20,126 CAD 27,500 JPMC 6/21/2023 (248)
USD 7,612 CHF 7,000 CITI 6/21/2023 (105)
USD 7,612 CHF 7,000 JPMC 6/21/2023 (104)
USD 4,460 DKK 31,000 CITI 6/21/2023 (77)
USD 4,460 DKK 31,000 JPMC 6/21/2023 (77)
USD 74,377 EUR 69,500 CITI 6/21/2023 (1,335)
USD 74,377 EUR 69,500 JPMC 6/21/2023 (1,335)
USD 36,634 GBP 30,000 CITI 6/21/2023 (432)
USD 36,634 GBP 30,000 JPMC 6/21/2023 (432)
USD 1,872 SGD 2,500 CITI 6/21/2023 (12)
USD 1,872 SGD 2,500 JPMC 6/21/2023 (12)
Total unrealized depreciation (12,068)
Net unrealized appreciation $ 57,162
Total Return Basket Swaps Outstanding at March 31, 2023
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.40% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
46-61 months
maturity
ranging from
12/18/2026
- 04/04/2028 $22,060,391 $(310,550) $46,788 $(263,762)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Dai-ichi Life Holdings, Inc. 9,000 165,451 (16,321) 6.2
Dentsu Group, Inc. 4,400 155,092 2,795 (1.1)
Fuji Electric Co. Ltd. 3,600 142,165 (2,614) 1.0
Fukuoka Financial Group, Inc. 8,600 165,472 (25,885) 9.8
Honda Motor Co. Ltd. 11,100 293,608 (13,037) 4.9
IHI Corp. 7,100 178,346 (10,782) 4.1
Japan Post Bank Co. Ltd. 19,500 159,265 (19,029) 7.2
Japan Post Insurance Co. Ltd. 9,400 146,507 (24,998) 9.5
KDDI Corp. 6,800 209,697 (1,921) 0.7
Mazda Motor Corp. 28,600 263,806 (26,125) 9.9
Mitsubishi HC Capital, Inc. 27,900 144,069 (12,268) 4.7
Mitsubishi Heavy Industries Ltd. 4,300 158,416 (5,021) 1.9
Mitsubishi Motors Corp. 79,600 313,687 (25,604) 9.7
Mizuho Financial Group, Inc. 25,700 364,107 (52,464) 19.9
NIPPON EXPRESS HOLDINGS, Inc. 2,200 132,749 780 (0.3)
Niterra Co. Ltd. 8,700 180,028 (5,385) 2.0
Obayashi Corp. 21,000 160,701 (7,580) 2.9
Ono Pharmaceutical Co. Ltd. 7,400 154,203 (5,456) 2.1
Otsuka Holdings Co. Ltd. 4,500 142,873 4,933 (1.9)
SCREEN Holdings Co. Ltd. 1,800 159,667 4,036 (1.5)
Shimamura Co. Ltd. 1,900 193,384 (547) 0.2
Shin-Etsu Chemical Co. Ltd. 6,500 210,997 9,596 (3.6)
Suntory Beverage & Food Ltd. 4,800 178,793 576 (0.2)
Toyo Suisan Kaisha Ltd. 4,300 179,701 (7,164) 2.7
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (8,700) (168,787) 4,007 (1.5)
Ajinomoto Co., Inc. (4,000) (139,151) (3,585) 1.4
Asahi Intecc Co. Ltd. (8,400) (148,413) 2,663 (1.0)
BayCurrent Consulting, Inc. (3,200) (132,858) 5,653 (2.1)
Capcom Co. Ltd. (4,100) (146,741) (9,020) 3.4
Chiba Bank Ltd. (The) (24,100) (155,548) 27,118 (10.3)
Daiichi Sankyo Co. Ltd. (5,100) (186,036) (12,951) 4.9
Daikin Industries Ltd. (800) (143,525) 990 (0.4)
Denso Corp. (4,200) (237,079) 3,855 (1.5)
JSR Corp. (10,000) (236,563) 8,212 (3.1)
Kansai Electric Power Co., Inc. (The) (20,500) (199,648) 3,362 (1.3)
Keyence Corp. (300) (147,033) (8,893) 3.4
Kobe Bussan Co. Ltd. (6,400) (178,702) (3,070) 1.2
Kubota Corp. (9,700) (147,065) 8,909 (3.4)
Kurita Water Industries Ltd. (3,300) (151,163) 4,175 (1.6)
Makita Corp. (8,200) (204,220) (2,461) 0.9
Mitsubishi UFJ Financial Group, Inc. (33,800) (216,613) 36,324 (13.8)
NIDEC Corp. (3,500) (182,144) 1,882 (0.7)
Nippon Paint Holdings Co. Ltd. (16,200) (152,330) (5,063) 1.9
Obic Co. Ltd. (900) (142,554) (2,919) 1.1
Rakuten Group, Inc. (31,500) (146,910) 14,074 (5.3)
Tohoku Electric Power Co., Inc. (27,600) (137,189) 1,160 (0.4)
Toyota Motor Corp. (22,600) (321,720) 4,639 (1.8)
Unicharm Corp. (3,400) (139,760) (8,266) 3.1
Yaskawa Electric Corp. (5,100) (223,686) (5,128) 1.9

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Z Holdings Corp. (51,600) (146,309) 392 (0.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-2.23% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
46-61 months
maturity
ranging from
12/18/2026
- 04/04/2028 $61,379,005 $(48,859) $33,002 $(15,857)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 1,540 161,869 (472) 3.0
Adobe, Inc. 666 256,656 30,630 (193.2)
AGCO Corp. 1,298 175,490 3,885 (24.5)
Allison Transmission Holdings, Inc. 5,514 249,453 (9,469) 59.7
Alphabet, Inc. 3,441 356,935 39,262 (247.6)
Amazon.com, Inc. 4,354 449,725 42,874 (270.4)
American International Group, Inc. 6,644 334,592 (22,211) 140.1
Analog Devices, Inc. 903 178,090 11,631 (73.4)
Apple, Inc. 3,479 573,687 49,704 (313.5)
Arrow Electronics, Inc. 1,271 158,710 9,990 (63.0)
Booking Holdings, Inc. 115 305,027 18,794 (118.5)
Cardinal Health, Inc. 2,412 182,106 10,128 (63.9)
Cigna Group (The) 1,071 273,673 (15,067) 95.0
Cisco Systems, Inc. 5,087 265,923 17,615 (111.1)
Citigroup, Inc. 4,980 233,512 (8,516) 53.7
Coca-Cola Co. (The) 5,421 336,265 13,234 (83.5)
CVS Health Corp. 3,830 284,607 (8,536) 53.8
Dick's Sporting Goods, Inc. 1,470 208,578 (8,885) 56.0
EMCOR Group, Inc. 1,195 194,295 (2,748) 17.3
General Motors Co. 7,650 280,602 (19) 0.1
Healthpeak Properties, Inc. 7,507 164,929 1,384 (8.7)
Hewlett Packard Enterprise Co. 10,583 168,587 13,439 (84.7)
Huntington Ingalls Industries, Inc. 986 204,122 (1,146) 7.2
Intel Corp. 6,726 219,738 41,903 (264.3)
Johnson & Johnson 1,115 172,825 3,500 (22.1)
Kroger Co. (The) 4,597 226,954 9,746 (61.5)
ManpowerGroup, Inc. 2,007 165,638 20 (0.1)
Marathon Petroleum Corp. 1,512 203,863 9,752 (61.5)
McDonald's Corp. 957 267,587 14,697 (92.7)
Microsoft Corp. 2,206 635,990 79,372 (500.5)
Owens Corning 1,983 189,971 247 (1.6)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
PACCAR, Inc. 2,130 155,916 (1,278) 8.1
Salesforce, Inc. 1,052 210,169 20,910 (131.9)
Textron, Inc. 2,558 180,672 (333) 2.1
Toll Brothers, Inc. 3,240 194,497 5,688 (35.9)
Tyson Foods, Inc. 3,390 201,095 5,695 (35.9)
Ulta Beauty, Inc. 286 156,062 7,398 (46.7)
Valero Energy Corp. 1,477 206,189 11,103 (70.0)
Walmart, Inc. 2,232 329,108 19,359 (122.1)
Short Positions
Common Stocks
United States
agilon health, Inc. (8,006) (190,142) (642) 4.0
Ball Corp. (3,126) (172,274) (1,709) 10.8
Dollar Tree, Inc. (1,146) (164,508) (4,352) 27.4
Envestnet, Inc. (2,963) (173,839) (3,327) 21.0
Foot Locker, Inc. (4,053) (160,864) 13,246 (83.5)
GameStop Corp. (9,271) (213,418) (52,885) 333.5
General Electric Co. (1,955) (186,898) (8,214) 51.8
Hanesbrands, Inc. (39,651) (208,564) 1,395 (8.8)
Quanta Services, Inc. (1,095) (182,471) (6,669) 42.1
Vistra Corp. (8,536) (204,864) 13,678 (86.3)
Welltower, Inc. (2,192) (157,144) 242 (1.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.73% to 0.30%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
01/28/2025
- 03/17/2025 $2,968,002 $15,502 $(1,838) $13,664
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Allkem Ltd. 4,345 34,808 5,357 39.2
Ampol Ltd. 3,868 78,860 1,600 11.7
ANZ Group Holdings Ltd. 9,026 139,092 3,673 26.9
APA Group 3,491 23,715 256 1.9
Aristocrat Leisure Ltd. 2,769 69,232 1,432 10.5
Atlas Arteria Ltd. 5,424 22,900 (522) (3.8)
Aurizon Holdings Ltd. 54,109 121,873 (1,825) (13.4)
BlueScope Steel Ltd. 10,957 148,307 5,265 38.5
Brambles Ltd. 8,823 79,550 (49) (0.4)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Cochlear Ltd. 376 59,859 2,009 14.7
Coles Group Ltd. 8,288 100,141 752 5.5
Evolution Mining Ltd. 9,485 19,693 863 6.3
Harvey Norman Holdings Ltd. 22,937 55,202 (1,374) (10.1)
Incitec Pivot Ltd. 58,394 123,049 (2,184) (16.0)
JB Hi-Fi Ltd. 5,078 144,923 3,068 22.5
National Australia Bank Ltd. 790 14,720 240 1.8
Orica Ltd. 2,512 25,950 574 4.2
Pilbara Minerals Ltd. 27,987 74,457 10,101 73.9
Qantas Airways Ltd. 27,716 123,709 3,056 22.4
QBE Insurance Group Ltd. 2,299 22,508 763 5.6
Qube Holdings Ltd. 25,869 49,952 (2,616) (19.1)
Sonic Healthcare Ltd. 6,429 150,715 2,151 15.7
Suncorp Group Ltd. 7,988 64,904 1,409 10.3
Telstra Group Ltd. 32,082 90,837 553 4.0
Westpac Banking Corp. 4,387 63,873 1,615 11.8
Worley Ltd. 2,029 19,652 1,089 8.0
United States
Computershare Ltd. 5,363 77,899 2,723 19.9
Short Positions
Common Stocks
Australia
Alumina Ltd. (46,362) (45,446) (1,261) (9.2)
carsales.com Ltd. (1,529) (22,851) (427) (3.1)
Cleanaway Waste Management Ltd. (39,355) (62,976) 161 1.2
Commonwealth Bank of Australia (924) (61,008) (2,288) (16.7)
Domino's Pizza Enterprises Ltd. (2,203) (73,953) (1,604) (11.7)
Endeavour Group Ltd. (4,118) (18,709) 339 2.5
IDP Education Ltd. (4,749) (87,517) (2,794) (20.4)
IGO Ltd. (1,976) (16,944) (1,121) (8.2)
Lendlease Corp. Ltd. (3,291) (16,016) 149 1.1
Lynas Rare Earths Ltd. (9,790) (41,675) (55) (0.4)
Macquarie Group Ltd. (363) (42,979) (2,457) (18.0)
Medibank Pvt Ltd. (13,652) (30,808) (1,150) (8.4)
Mineral Resources Ltd. (648) (35,029) (1,931) (14.1)
NEXTDC Ltd. (1,665) (11,783) (542) (4.0)
Northern Star Resources Ltd. (1,248) (10,234) (349) (2.6)
Pro Medicus Ltd. (1,267) (54,645) 545 4.0
REA Group Ltd. (767) (71,518) (3,798) (27.8)
Reece Ltd. (4,197) (49,188) (3,371) (24.7)
Transurban Group (1,083) (10,341) (119) (0.9)
Wesfarmers Ltd. (721) (24,369) (575) (4.2)
WiseTech Global Ltd. (607) (26,741) (943) (6.9)
Woolworths Group Ltd. (733) (18,635) (236) (1.7)
United States
James Hardie Industries plc (2,412) (51,915) (735) (5.4)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-0.27% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
02/26/2024
- 04/25/2024 $3,891,433 $31,264 $(81,209) $(49,945)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 3,645 51,648 2,011 (4.0)
Atco Ltd. 2,719 87,153 2,849 (5.7)
Bank of Montreal 1,503 133,874 3,585 (7.2)
Bank of Nova Scotia (The) 3,665 184,592 4,258 (8.5)
Canadian Imperial Bank of Commerce 2,237 94,859 1,688 (3.4)
Canadian National Railway Co. 358 42,242 781 (1.6)
Canadian Tire Corp. Ltd. 336 43,848 1,444 (2.9)
Canadian Utilities Ltd. 1,771 49,350 1,557 (3.1)
CGI, Inc. 349 33,635 597 (1.2)
Empire Co. Ltd. 2,401 64,364 2,913 (5.8)
Enbridge, Inc. 1,265 48,232 1,142 (2.3)
Finning International, Inc. 3,420 85,253 3,164 (6.3)
George Weston Ltd. 828 109,726 5,146 (10.3)
iA Financial Corp., Inc. 1,010 64,015 2,324 (4.7)
Loblaw Cos. Ltd. 797 72,635 2,546 (5.1)
National Bank of Canada 681 48,711 1,396 (2.8)
Northland Power, Inc. 1,433 35,923 537 (1.1)
Nutrien Ltd. 1,865 137,733 1,063 (2.1)
Onex Corp. 729 34,079 615 (1.2)
Open Text Corp. 2,170 83,701 1,766 (3.5)
Parkland Corp. 3,578 85,777 2,976 (6.0)
Pembina Pipeline Corp. 3,492 113,119 3,360 (6.7)
SSR Mining, Inc. 2,472 37,386 878 (1.8)
Sun Life Financial, Inc. 2,596 121,281 1,974 (4.0)
Toromont Industries Ltd. 852 69,931 2,553 (5.1)
West Fraser Timber Co. Ltd. 1,549 110,487 (1,307) 2.6
Yamana Gold, Inc. 6,277 36,598 (650) 1.3
Chile
Lundin Mining Corp. 6,775 46,019 6,868 (13.8)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (653) (31,449) (444) 0.9

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada
Algonquin Power & Utilities Corp. (5,709) (47,902) (1,171) 2.3
BCE, Inc. (890) (39,867) 105 (0.2)
Brookfield Corp. (1,056) (34,403) (2,453) 4.9
Cameco Corp. (1,530) (40,064) (1,992) 4.0
Canadian Pacific Railway Ltd. (1,003) (77,234) (416) 0.8
Constellation Software, Inc. (48) (90,243) (3,587) 7.2
Dollarama, Inc. (1,066) (63,708) (2,098) 4.2
Element Fleet Management Corp. (3,996) (52,482) (385) 0.8
Emera, Inc. (1,993) (81,873) (88) 0.2
Franco-Nevada Corp. (369) (53,822) (172) 0.3
GFL Environmental, Inc. (2,537) (87,476) (4,280) 8.6
Kinaxis, Inc. (229) (31,442) (403) 0.8
Pan American Silver Corp. (3,449) (62,932) 82 (0.2)
Rogers Communications, Inc. (2,602) (120,599) 116 (0.2)
Royal Bank of Canada (583) (55,755) (638) 1.3
Shopify, Inc. (660) (31,645) (1,572) 3.1
Thomson Reuters Corp. (525) (68,306) (594) 1.2
TMX Group Ltd. (378) (38,178) (596) 1.2
WSP Global, Inc. (349) (45,715) (1,965) 3.9
United States
Brookfield Renewable Corp. (1,326) (46,368) (3,051) 6.1
BRP, Inc. (423) (33,101) (648) 1.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-1.60% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 04/25/2025 $3,044,713 $21,047 $(7,273) $13,774
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 3,148 24,531 1,931 14.0
Switzerland
ABB Ltd. (Registered) 5,347 183,945 11,879 86.2
Adecco Group AG (Registered) 910 33,147 1,847 13.4
Alcon, Inc. 268 19,025 65 0.5
Baloise Holding AG (Registered) 210 32,700 885 6.4
Barry Callebaut AG (Registered) 40 84,751 1,380 10.0
Clariant AG (Registered) 5,791 96,069 3,573 25.9
DKSH Holding AG 788 63,529 1,691 12.3
Galenica AG 356 30,117 995 7.2

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Georg Fischer AG (Registered) 823 64,054 3,482 25.3
Helvetia Holding AG (Registered) 482 67,185 2,862 20.8
Julius Baer Group Ltd. 393 26,845 798 5.8
Kuehne + Nagel International AG (Registered) 121 36,038 1,521 11.0
Novartis AG (Registered) 4,142 380,312 7,653 55.6
SGS SA (Registered) 12 26,469 (418) (3.0)
Sonova Holding AG (Registered) 407 120,060 7,295 53.0
Temenos AG (Registered) 467 32,497 2,311 16.8
UBS Group AG (Registered) 7,374 156,040 15,443 112.1
United States
Roche Holding AG 668 190,876 2,835 20.6
Swiss Re AG 382 39,244 900 6.5
Short Positions
Common Stocks
Switzerland
Bachem Holding AG (834) (83,869) (3,381) (24.5)
Belimo Holding AG (Registered) (73) (35,283) (176) (1.3)
BKW AG (328) (51,571) (1,060) (7.7)
Cie Financiere Richemont SA (Registered) (83) (13,310) (505) (3.7)
Credit Suisse Group AG (Registered) (8,190) (7,355) (421) (3.1)
Dufry AG (Registered) (1,272) (56,729) (2,065) (15.0)
EMS-Chemie Holding AG (Registered) (94) (77,703) (2,756) (20.0)
Geberit AG (Registered) (56) (31,273) (1,313) (9.5)
Givaudan SA (Registered) (14) (45,567) (979) (7.1)
Logitech International SA (Registered) (1,482) (86,499) (7,649) (55.5)
Lonza Group AG (Registered) (20) (12,040) (215) (1.6)
Partners Group Holding AG (92) (86,638) (3,844) (27.9)
Schindler Holding AG (251) (55,616) (1,106) (8.0)
SIG Group AG (6,430) (165,657) (2,747) (19.9)
Sika AG (Registered) (320) (89,759) (2,392) (17.4)
Straumann Holding AG (Registered) (795) (119,238) (7,280) (52.9)
Swiss Life Holding AG (Registered) (17) (10,491) (543) (3.9)
Swisscom AG (Registered) (36) (22,974) 256 1.9
Tecan Group AG (Registered) (137) (60,011) (776) (5.6)
VAT Group AG (285) (102,966) (5,480) (39.8)
United States
Holcim AG (1,022) (65,910) (2,420) (17.6)
Nestle SA (Registered) (466) (56,820) (1,029) (7.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.50% to 0.29%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
25 months
maturity
02/25/2025 $1,241,019 $(25,724) $7,773 $(17,951)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 83 150,870 (32,748) 182.4
Carlsberg A/S 714 110,789 2,536 (14.1)
Genmab A/S 272 102,817 (291) 1.6
H Lundbeck A/S 812 3,757 (28) 0.2
H Lundbeck A/S 219 928 4 (0.0)
ISS A/S 6,238 127,312 8,352 (46.5)
Novo Nordisk A/S 639 101,487 1,711 (9.5)
Pandora A/S 1,235 118,545 8,230 (45.8)
ROCKWOOL A/S 97 23,786 693 (3.9)
Short Positions
Common Stocks
Denmark
Ambu A/S (728) (10,947) (548) 3.1
Coloplast A/S (479) (63,069) (2,780) 15.5
Demant A/S (45) (1,580) (82) 0.5
DSV A/S (148) (28,697) (506) 2.8
GN Store Nord A/S (395) (8,857) (611) 3.4
Novozymes A/S (2,660) (136,200) (439) 2.4
Orsted A/S (164) (13,984) (581) 3.2
Royal Unibrew A/S (468) (40,796) (1,186) 6.6
SimCorp A/S (8) (605) (37) 0.2
Tryg A/S (3,680) (80,465) (1,555) 8.7
Vestas Wind Systems A/S (3,964) (115,528) (5,858) 32.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-25.00% to 0.30%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 03/25/2025 $15,543,766 $50,365 $(281,221) $(230,856)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Proximus SADP 13,208 127,725 4,608 (2.0)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Finland
Nokia OYJ 28,027 137,581 4,381 (1.9)
France
AXA SA 4,357 132,965 5,575 (2.4)
Cie de Saint-Gobain 3,971 225,726 9,279 (4.0)
Danone SA 1,715 106,714 1,033 (0.4)
Eiffage SA 2,059 222,817 7,590 (3.3)
Orange SA 10,233 121,570 605 (0.3)
Rexel SA 7,566 179,880 9,613 (4.2)
Sodexo SA 1,359 132,734 3,284 (1.4)
Thales SA 1,155 170,763 (279) 0.1
Germany
Bayer AG (Registered) 2,876 183,724 9,058 (3.9)
Bayerische Motoren Werke AG 1,891 207,251 4,739 (2.1)
Brenntag SE 1,446 108,821 1,392 (0.6)
Deutsche Bank AG (Registered) 23,180 235,722 7,840 (3.4)
Deutsche Lufthansa AG (Registered) 13,212 146,951 10,876 (4.7)
GEA Group AG 2,438 111,216 (797) 0.3
thyssenkrupp AG 22,125 159,335 8,530 (3.7)
Italy
Assicurazioni Generali SpA 6,413 127,777 3,374 (1.5)
Leonardo SpA 15,297 179,397 (2,674) 1.2
Prysmian SpA 3,515 147,597 7,750 (3.4)
UniCredit SpA 8,954 168,764 9,218 (4.0)
Unipol Gruppo SpA 22,867 117,391 1,917 (0.8)
Netherlands
ASML Holding NV 157 106,987 3,729 (1.6)
Koninklijke Ahold Delhaize NV 4,733 161,704 3,878 (1.7)
NN Group NV 4,184 151,921 3,316 (1.4)
Singapore
STMicroelectronics NV 3,959 210,950 14,113 (6.1)
Spain
Acerinox SA 10,242 105,403 3,291 (1.4)
Banco de Sabadell SA 157,321 169,190 1,714 (0.7)
Banco Santander SA 43,373 161,629 6,874 (3.0)
Red Electrica Corp. SA 8,646 152,138 4,030 (1.7)
United States
Sanofi 2,140 232,144 3,682 (1.6)
Stellantis NV 18,512 336,664 10,827 (4.7)
Tenaris SA 8,016 113,580 1,045 (0.5)
Short Positions
Common Stocks
France
Air Liquide SA (1,244) (208,232) (6,053) 2.6
Alstom SA (4,678) (127,365) (4,277) 1.9
Cie Generale des Etablissements Michelin SCA (4,975) (152,077) (4,864) 2.1
EssilorLuxottica SA (635) (114,505) (2,529) 1.1
L'Oreal SA (277) (123,775) (3,418) 1.5
Sartorius Stedim Biotech (485) (148,796) 12,313 (5.3)
Germany
adidas AG (1,635) (289,841) (39,825) 17.3
RWE AG (2,427) (104,430) (4,016) 1.7
Siemens Healthineers AG (2,728) (157,275) (4,497) 1.9
Italy
Ferrari NV (1,274) (345,233) (3,965) 1.7
Infrastrutture Wireless Italiane SpA (9,330) (122,581) (1,250) 0.5
Moncler SpA (1,631) (112,656) (5,288) 2.3

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Luxembourg
Eurofins Scientific SE (1,824) (122,135) 430 (0.2)
Netherlands
Adyen NV (83) (132,255) (3,646) 1.6
Koninklijke Philips NV (8,609) (158,121) (15,523) 6.7
Spain
Cellnex Telecom SA (6,288) (244,526) (10,009) 4.3
Preferred Stocks
Germany
Sartorius AG (Preference), 12/31/2049 (405) (170,690) 7,239 (3.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.23% to 0.30%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
07/25/2024
- 04/25/2025 $5,225,714 $39,243 $(184,448) $(145,205)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Nigeria
Airtel Africa plc 44,321 58,144 328 (0.2)
United Kingdom
Associated British Foods plc 2,177 52,243 (165) 0.1
BAE Systems plc 5,764 69,722 (60) 0.0
Barclays plc 143,588 258,445 14,960 (10.3)
Barratt Developments plc 33,385 192,124 7,124 (4.9)
BT Group plc 43,605 78,547 3,746 (2.6)
Burberry Group plc 2,094 67,050 5,360 (3.7)
DCC plc 1,462 85,222 6,891 (4.7)
DS Smith plc 24,612 95,822 2,439 (1.7)
Hiscox Ltd. 3,182 43,539 1,537 (1.1)
Howden Joinery Group plc 11,258 97,207 3,135 (2.2)
HSBC Holdings plc 9,624 65,410 1,169 (0.8)
Inchcape plc 6,359 60,956 4,197 (2.9)
InterContinental Hotels Group plc 1,956 128,051 3,882 (2.7)
Intertek Group plc 1,522 76,229 1,691 (1.2)
JD Sports Fashion plc 35,256 77,642 5,380 (3.7)
Johnson Matthey plc 2,135 52,342 1,287 (0.9)
Legal & General Group plc 47,882 141,616 5,738 (4.0)
Lloyds Banking Group plc 110,279 64,838 1,825 (1.3)
Man Group plc 17,300 50,399 (1,105) 0.8

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Marks & Spencer Group plc 67,644 139,549 10,082 (6.9)
Pearson plc 6,779 70,942 1,880 (1.3)
Reckitt Benckiser Group plc 1,913 145,536 734 (0.5)
Smiths Group plc 6,812 144,474 2,879 (2.0)
Taylor Wimpey plc 60,104 88,423 1,400 (1.0)
Travis Perkins plc 4,655 55,111 1,396 (1.0)
Vodafone Group plc 101,101 111,524 400 (0.3)
United States
GSK plc 12,922 228,323 1,304 (0.9)
Short Positions
Common Stocks
Chile
Antofagasta plc (7,723) (151,274) (6,462) 4.5
Hong Kong
Prudential plc (5,600) (76,673) (5,761) 4.0
United Kingdom
Admiral Group plc (3,154) (79,200) (451) 0.3
Ashtead Group plc (921) (56,554) (2,223) 1.5
AstraZeneca plc (363) (50,295) 91 (0.1)
B&M European Value Retail SA (19,574) (116,618) (4,240) 2.9
Berkeley Group Holdings plc (1,435) (74,344) (2,350) 1.6
ConvaTec Group plc (16,055) (45,368) (1,756) 1.2
Croda International plc (650) (52,243) (332) 0.2
Diageo plc (1,455) (64,936) (625) 0.4
Halma plc (2,655) (73,295) (3,959) 2.7
NatWest Group plc (12,380) (40,396) (735) 0.5
Next plc (700) (56,896) 787 (0.5)
Pennon Group plc (5,527) (59,719) (2,277) 1.6
Rentokil Initial plc (15,846) (115,811) (3,608) 2.5
Severn Trent plc (2,804) (99,606) (2,512) 1.7
Smith & Nephew plc (3,056) (42,480) 497 (0.3)
Spirax-Sarco Engineering plc (481) (70,622) (2,793) 1.9
St James's Place plc (3,790) (56,871) (1,702) 1.2
Tate & Lyle plc (4,004) (38,779) (202) 0.1
United Utilities Group plc (6,283) (82,229) (1,713) 1.2
United States
Experian plc (2,990) (98,454) (2,628) 1.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-0.30% to 0.26%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
01/27/2025
- 03/31/2025 $1,493,133 $(1,363) $(37,331) $(38,694)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 44,000 136,983 (1,737) 4.5
Hong Kong
ASMPT Ltd. 5,600 55,541 253 (0.7)
CK Asset Holdings Ltd. 10,500 63,658 457 (1.2)
Hang Lung Properties Ltd. 7,000 13,098 (46) 0.1
Hang Seng Bank Ltd. 800 11,372 40 (0.1)
Henderson Land Development Co. Ltd. 16,000 55,357 528 (1.4)
HKT Trust & HKT Ltd. 5,000 6,637 51 (0.1)
Hong Kong Exchanges & Clearing Ltd. 100 4,432 188 (0.5)
Man Wah Holdings Ltd. 78,000 64,272 (1,081) 2.8
MTR Corp. Ltd. 9,000 43,437 98 (0.3)
New World Development Co. Ltd. 42,000 112,585 (40) 0.1
Power Assets Holdings Ltd. 5,000 26,824 263 (0.7)
Sino Land Co. Ltd. 24,000 32,456 231 (0.6)
Sun Hung Kai Properties Ltd. 11,500 161,110 2,745 (7.1)
Swire Pacific Ltd. 2,500 19,212 168 (0.4)
Swire Properties Ltd. 16,000 41,179 414 (1.1)
WH Group Ltd. 136,000 81,076 3,460 (8.9)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (18,300) (55,693) 380 (1.0)
ESR Group Ltd. (25,200) (45,191) 9 (0.0)
Xinyi Glass Holdings Ltd. (14,000) (25,045) (721) 1.9
Hong Kong
AIA Group Ltd. (8,200) (85,996) (1,854) 4.8
CLP Holdings Ltd. (1,500) (10,839) (138) 0.4
Hong Kong & China Gas Co. Ltd. (22,000) (19,369) (156) 0.4
Techtronic Industries Co. Ltd. (12,000) (130,021) (1,157) 3.0
Wharf Real Estate Investment Co. Ltd. (23,000) (132,420) (3,061) 7.9
Macau
Galaxy Entertainment Group Ltd. (7,000) (46,824) (632) 1.6
Sands China Ltd. (3,600) (12,506) (25) 0.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.29%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
25 months
maturity
02/25/2025 $632,187 $12,768 $(14,370) $(1,602)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 2,597 112,867 3,272 (204.2)
Norway
Leroy Seafood Group ASA 7,640 39,562 3,251 (203.0)
Mowi ASA 1,883 34,828 1,565 (97.7)
Norsk Hydro ASA 14,918 111,339 6,470 (403.8)
Orkla ASA 5,211 36,959 456 (28.4)
Telenor ASA 3,274 38,388 97 (6.1)
United Kingdom
Subsea 7 SA 2,009 23,848 486 (30.3)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (391) (25,243) (439) 27.4
Norway
Gjensidige Forsikring ASA (591) (9,664) (164) 10.3
Kongsberg Gruppen ASA (529) (21,384) 120 (7.5)
Salmar ASA (2,574) (112,123) (4,539) 283.3
Schibsted ASA (1,706) (28,959) 3,797 (237.0)
TOMRA Systems ASA (2,193) (37,023) (1,604) 100.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-4.99% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
25 months
maturity
02/25/2025 $2,422,052 $30,521 $(51,880) $(21,359)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 6,245 66,686 3,266 (15.3)
Guatemala
Millicom International Cellular SA 4,653 88,292 4,503 (21.1)

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden
Assa Abloy AB 5,172 123,882 3,921 (18.4)
Axfood AB 1,061 25,910 1,249 (5.8)
Billerud AB 7,593 78,042 2,477 (11.6)
Boliden AB 2,626 103,160 3,637 (17.0)
Elekta AB 7,926 60,571 1,433 (6.7)
Essity AB 255 7,284 31 (0.1)
Evolution AB 345 46,223 2,003 (9.4)
Getinge AB 572 13,950 536 (2.5)
H & M Hennes & Mauritz AB 7,480 106,946 19,008 (89.0)
Saab AB 679 41,250 323 (1.5)
Sandvik AB 2,453 52,067 4,095 (19.2)
Skandinaviska Enskilda Banken AB 931 10,277 508 (2.4)
Skanska AB 4,953 75,864 (551) 2.6
SSAB AB 10,006 71,524 6,508 (30.5)
Svenska Handelsbanken AB 6,490 56,209 3,202 (15.0)
Swedbank AB 693 11,396 (21) 0.1
Swedish Orphan Biovitrum AB 866 20,178 (206) 1.0
Tele2 AB 4,542 45,207 1,454 (6.8)
Telefonaktiebolaget LM Ericsson 29,831 174,864 9,984 (46.7)
Telia Co. AB 4,595 11,668 46 (0.2)
Trelleborg AB 1,336 38,025 3,691 (17.3)
Volvo AB 4,601 94,811 6,063 (28.4)
Volvo Car AB 1,990 8,706 444 (2.1)
Short Positions
Common Stocks
Sweden
Alfa Laval AB (685) (24,459) (1,551) 7.3
Atlas Copco AB (2,580) (32,684) (2,049) 9.6
Beijer Ref AB (4,783) (83,930) (2,572) 12.0
Electrolux AB (5,578) (67,797) (4,304) 20.2
Embracer Group AB (12,111) (56,768) 1,832 (8.6)
Epiroc AB (3,251) (64,532) (4,267) 20.0
EQT AB (6,465) (132,063) (7,441) 34.8
Hexagon AB (9,038) (104,022) (5,274) 24.7
Hexpol AB (1,915) (23,721) (1,285) 6.0
Holmen AB (1,041) (40,133) 428 (2.0)
Husqvarna AB (4,674) (40,569) (2,816) 13.2
Indutrade AB (2,945) (62,673) (2,689) 12.6
Lifco AB (1,543) (33,271) (2,036) 9.5
Nibe Industrier AB (9,394) (107,083) (7,115) 33.3
Securitas AB (4,883) (43,437) (2,864) 13.4
SKF AB (1,880) (37,030) (2,343) 11.0
Svenska Cellulosa AB SCA (1,633) (21,507) (172) 0.8
United States
Sinch AB (4,947) (13,381) (565) 2.6

AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.30% to 0.33%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
01/27/2025 $613,121 $3,591 $(11,387) $(7,796)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 16,200 51,323 196 (2.5)
Yangzijiang Shipbuilding Holdings Ltd. 95,700 86,562 (1,170) 15.0
Singapore
City Developments Ltd. 17,000 94,332 2,357 (30.2)
Genting Singapore Ltd. 19,900 16,796 347 (4.5)
Oversea-Chinese Banking Corp. Ltd. 12,600 117,455 (43) 0.6
Singapore Airlines Ltd. 10,400 44,860 78 (1.0)
Singapore Telecommunications Ltd. 29,200 54,104 1,224 (15.7)
United Overseas Bank Ltd. 2,400 53,830 665 (8.5)
Short Positions
Common Stocks
Singapore
DBS Group Holdings Ltd. (2,000) (49,723) 562 (7.2)
Keppel Corp. Ltd. (3,200) (13,577) (377) 4.8
Singapore Technologies Engineering Ltd. (8,200) (22,573) (188) 2.4
Venture Corp. Ltd. (600) (7,986) (60) 0.8

Schedule of Investments
AQR Funds | N-PORT Part F | March 2023
March 31, 2023 (Unaudited)
See notes to Schedule of Investments.
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi
COP - Colombian peso
CZK - Czech Republic koruna
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KRW - Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
NOK - Norwegian krone
NZD - New Zealand dollar
PHP - Philippine peso
PLN - Poland zloty
SEK - Swedish krona
SGD - Singapore dollar
THB - Thai baht
TWD - New Taiwan dollar
USD - United States dollar
ZAR - South African rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BNPP - BNP Paribas SA
CITI - Citibank NA
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
MLIN - Merrill Lynch International
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc

Schedule of Investments
AQR Funds | N-PORT Part F | March 2023
See notes to Schedule of Investments.
March 31, 2023 (Unaudited)
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 3.02%
Australian Bank-Bill Reference Rate (“BBR”): 3.63%
Australian Overnight Indexed Swap Rate (“AOISR”): 3.57%
Bank of Japan Estimate Unsecured Overnight Call Rate (“MUTSC”): -0.03%
Canadian Bankers’ Acceptance Rate ("BA"): 4.95%
Canadian Dollar Offered Rate (“CDOR”): 4.95%
Canadian Overnight Repo Rate Average ("CORRA"): 4.50%
Copenhagen Interbank Offered Rate(“CIBOR”): 2.95%
Denmark Tomorrow/Next : 2.72%
Euro Short-Term Rate ("ESTR"): 2.88%
Federal Funds Floating Rate: 4.83%
Hong Kong Interbank Offered Rate (“HIBOR”): 3.14%
Hong Kong Overnight Index Average (“HONIX”): 2.18%
Johannesburg Interbank Agreed Rate (“JIBAR”): 7.83%
Mexico Equilibrium Interbank Interest Rate ("TIIE"): 11.52%
Norway Interbank Offered Rate ("NIBOR"): 3.38%
Norwegian Overnight Weighted Average ("NOWA"): 3.00%
Overnight Bank Funding Rate ("OBFR"): 4.82%
Rand Overnight Deposit Rate: 7.07%
Reserve Bank of Australia Cash Rate (“RBACR”): 3.57%
Singapore Overnight Rate Average (“SORA”): 3.58%
Sterling Overnight Index Average (“SONIA”): 4.18%
Swiss Average Rate Overnight (“SARON”): 1.42%
Tel Aviv Interbank Offer Rate ("TELBOR"): 4.48%
Tokyo Overnight Average Rate (“TONAR”): -0.03%
Warsaw Interbank Offered Rate(“WIBOR”): 6.74%

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2023
March 31, 2023 (Unaudited)
The Consolidated Schedules of Investments of the AQR Alternative Risk Premia Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy
Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund and AQR Style Premia
Alternative Fund (“Consolidated Funds”) include the accounts of AQR Alternative Risk Premia Offshore Fund Ltd., AQR Macro Opportunities Offshore
Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Asset Offshore
Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. and  AQR Style Premia Alternative Offshore Fund Ltd., respectively, which are wholly-owned and controlled subsidiaries (collectively, the “Subsidiaries”). Subsequent references to the Funds collectively refer to the Consolidated
Funds and their Subsidiaries.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2023
March 31, 2023 (Unaudited)
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 156,365,403 $ 127,947,778 $ – $ 284,313,181
Preferred Stocks
†
................................ – 92,942 – 92,942
Rights
†
........................................ 53,037 – – 53,037
Short-Term Investments ........................... 85,988,820 30,331,602 – 116,320,422
Futures Contracts* ............................... 3,372,122 – – 3,372,122
Forward Foreign Currency Exchange Contracts* ........ – 2,302,918 – 2,302,918
Interest Rate Swap Contracts* ...................... – 2,244,789 – 2,244,789
Total Return Swaps Contracts* ...................... – 89,550 – 89,550
Total Assets $ 245,779,382 $ 163,009,579 $ – $ 408,788,961
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (144,828,839) $ (113,995,395) $ – $ (258,824,234)
Preferred Stocks (Sold Short)
†
...................... – (970,453) – (970,453)
Warrants (Sold Short)
†
............................ (8,533) – – (8,533)
Futures Contracts* ............................... (3,386,445) – – (3,386,445)
Forward Foreign Currency Exchange Contracts* ........ – (3,856,034) – (3,856,034)
Interest Rate Swap Contracts* ...................... – (2,182,669) – (2,182,669)
Total Return Swaps Contracts* ...................... – (698,905) – (698,905)
Total Liabilities $ (148,223,817) $ (121,703,456) $ – $ (269,927,273)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 211,763,118 $ 61,798,334 $ – $ 273,561,452
Corporate Bonds ................................ – 4,727,567 334,340 5,061,907
Convertible Bonds ............................... – 408,030,496 – 408,030,496
Closed End Funds ............................... 76,649,115 – – 76,649,115
Preferred Stocks ................................ 416,304 – – 416,304
Rights ........................................ 334,384 161,223 295,713 791,320
Securities in Litigation ............................ – – –
(a)
–
(a)
Warrants ...................................... 1,825,815 530,024 115,478 2,471,317
Units ......................................... 2,922,996 1,074,294 – 3,997,290
Short-Term Investments ........................... 533,498,306 547,020,724 – 1,080,519,030
Options Purchased .............................. 1,795,488 – – 1,795,488
Total Return Basket Swaps Contracts* ................ – 1,426,337 – 1,426,337
Total Assets $ 829,205,526 $ 1,024,768,999 $ 745,531 $ 1,854,720,056
LIABILITIES
Common Stocks (Sold Short) ...................... $ (114,654,256) $ (18,329,205) $ –
(a)
$ (132,983,461)
Convertible Bonds (Sold Short) ..................... – (9,283,888) – (9,283,888)
Options Written* ................................. (80,712) – – (80,712)
Futures Contracts* ............................... (4,737,359) – – (4,737,359)
Forward Foreign Currency Exchange Contracts* ........ – (420,806) – (420,806)
Credit Default Swap Contracts* ..................... – (1,937,324) – (1,937,324)
Total Return Basket Swaps Contracts* ................ – (68,710,362) – (68,710,362)
Total Liabilities $ (119,472,327) $ (98,681,585) $ –
(a)
$ (218,153,912)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 275,190,408 $ – $ – $ 275,190,408
Short-Term Investments ........................... 5,711,904 – – 5,711,904
Total Assets $ 280,902,312 $ – $ – $ 280,902,312

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2023
March 31, 2023 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 10,514,936 $ – $ 10,514,936
Short-Term Investments ........................... 112,884,295 96,146,004 – 209,030,299
Forward Foreign Currency Exchange Contracts* ........ – 14,610 – 14,610
Total Return Basket Swaps Contracts* ................ – 2,834,463 – 2,834,463
Total Assets $ 112,884,295 $ 109,510,013 $ – $ 222,394,308
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (9,190,102) $ – $ (9,190,102)
Forward Foreign Currency Exchange Contracts* ........ – (45,247) – (45,247)
Total Return Basket Swaps Contracts* ................ – (1,187,321) – (1,187,321)
Total Liabilities $ – $ (10,422,670) $ – $ (10,422,670)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 181,814,571 $ 378,387,177 $ – $ 560,201,748
Futures Contracts* ............................... 7,388,832 – – 7,388,832
Forward Foreign Currency Exchange Contracts* ........ – 1,590,496 – 1,590,496
Total Return Basket Swaps Contracts* ................ – 5,002,433 – 5,002,433
Total Return Swaps Contracts* ...................... – 490,405 – 490,405
Total Assets $ 189,203,403 $ 385,470,511 $ – $ 574,673,914
LIABILITIES
Futures Contracts* ............................... $ (14,709) $ – $ – $ (14,709)
Forward Foreign Currency Exchange Contracts* ........ – (189,419) – (189,419)
Total Return Basket Swaps Contracts* ................ – (12,826,165) – (12,826,165)
Total Return Swaps Contracts* ...................... – (259,639) – (259,639)
Total Liabilities $ (14,709) $ (13,275,223) $ – $ (13,289,932)
AQR MACRO OPPORTUNITIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 3,930,922 $ 2,969,664 $ – $ 6,900,586
Short-Term Investments ........................... 61,767,233 46,685,281 – 108,452,514
Futures Contracts* ............................... 8,106,757 – – 8,106,757
Forward Foreign Currency Exchange Contracts* ........ – 7,690,305 – 7,690,305
Interest Rate Swap Contracts* ...................... – 5,010,178 – 5,010,178
Credit Default Swap Contracts* ..................... – 349,503 – 349,503
Total Return Swaps Contracts* ...................... – 197,360 – 197,360
Total Assets $ 73,804,912 $ 62,902,291 $ – $ 136,707,203
LIABILITIES
Futures Contracts* ............................... $ (10,391,181) $ – $ – $ (10,391,181)
Forward Foreign Currency Exchange Contracts* ........ – (10,237,222) – (10,237,222)
Interest Rate Swap Contracts* ...................... – (4,795,497) – (4,795,497)
Credit Default Swap Contracts* ..................... – (800,028) – (800,028)
Total Return Swaps Contracts* ...................... – (1,524,190) – (1,524,190)
Total Liabilities $ (10,391,181) $ (17,356,937) $ – $ (27,748,118)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2023
March 31, 2023 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 312,632,612 $ 1,057,588,842 $ – $ 1,370,221,454
Futures Contracts* ............................... 16,9 81 , 99 3 – – 16,9 81 , 993
Forward Foreign Currency Exchange Contracts* ........ – 19,363,708 – 19,363,708
Interest Rate Swap Contracts* ...................... – 20,401,141 – 20,401,141
Credit Default Swap Contracts* ..................... – 32,843 – 32,843
Total Return Basket Swaps Contracts* ................ – 12,027 – 12,027
Total Return Swaps Contracts* ...................... – 1,053,693 – 1,053,693
Total Assets $ 329,61 4 , 60 5 $ 1,098,452,254 $ – $ 1,428,06 6 , 85 9
LIABILITIES
Futures Contracts* ............................... $ (39, 102 , 10 6) $ – $ – $ (39, 102 , 10 6)
Forward Foreign Currency Exchange Contracts* ........ – (28,479,266) – (28,479,266)
Interest Rate Swap Contracts* ...................... – (13,234,544) – (13,234,544)
Credit Default Swap Contracts* ..................... – (133,071) – (133,071)
Total Return Basket Swaps Contracts* ................ – (22,804,538) – (22,804,538)
Total Return Swaps Contracts* ...................... – (3,003,350) – (3,003,350)
Total Liabilities $ (39, 102 , 10 6) $ (67,654,769) $ – $ (106,75 6 , 87 5)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 41,437,355 $ 95,793,468 $ – $ 137,230,823
Futures Contracts* ............................... 2,586,742 – – 2,586,742
Forward Foreign Currency Exchange Contracts* ........ – 3,182,964 – 3,182,964
Interest Rate Swap Contracts* ...................... – 3,246,608 – 3,246,608
Credit Default Swap Contracts* ..................... – 8,393 – 8,393
Total Return Basket Swaps Contracts* ................ – 34,300 – 34,300
Total Return Swaps Contracts* ...................... – 201,326 – 201,326
Total Assets $ 44,024,097 $ 102,467,059 $ – $ 146,491,156
LIABILITIES
Futures Contracts* ............................... $ (6,036,075) $ – $ – $ (6,036,075)
Forward Foreign Currency Exchange Contracts* ........ – (4,601,240) – (4,601,240)
Interest Rate Swap Contracts* ...................... – (1,928,952) – (1,928,952)
Credit Default Swap Contracts* ..................... – (20,694) – (20,694)
Total Return Basket Swaps Contracts* ................ – (2,335,623) – (2,335,623)
Total Return Swaps Contracts* ...................... – (458,216) – (458,216)
Total Liabilities $ (6,036,075) $ (9,344,725) $ – $ (15,380,800)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 73,332,227 $ 34,331,746 $ –
(a)
$ 107,663,973
Preferred Stocks
†
................................ – 251,382 – 251,382
Foreign Government Securities ..................... – 10,764,544 – 10,764,544
U.S. Treasury Obligations ......................... – 22,435,144 – 22,435,144
Short-Term Investments ........................... 33,088,179 40,225,159 – 73,313,338
Futures Contracts* ............................... 3,694,291 – – 3,694,291
Forward Foreign Currency Exchange Contracts* ........ – 2,093,504 – 2,093,504
Total Return Swaps Contracts* ...................... – 3,600 – 3,600
Total Assets $ 110,114,697 $ 110,105,079 $ –
(a)
$ 220,219,776
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (15,636,225) $ (9,521,225) $ – $ (25,157,450)
Preferred Stocks (Sold Short)
†
...................... – (94,406) – (94,406)
Futures Contracts* ............................... (3,105,701) – – (3,105,701)
Forward Foreign Currency Exchange Contracts* ........ – (2,895,113) – (2,895,113)
Total Return Swaps Contracts* ...................... – (846,508) – (846,508)
Total Liabilities $ (18,741,926) $ (13,357,252) $ – $ (32,099,178)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2023
March 31, 2023 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual reports.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 222,036,769 $ 193,915,857 $ – $ 415,952,626
Futures Contracts* ............................... 31,015,137 – – 31,015,137
Total Assets $ 253,051,906 $ 193,915,857 $ – $ 446,967,763
LIABILITIES
Futures Contracts* ............................... $ (22,322,217) $ – $ – $ (22,322,217)
Total Liabilities $ (22,322,217) $ – $ – $ (22,322,217)
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 44,723,491 $ – $ 44,723,491
Short-Term Investments ........................... 326,839,688 439,917,484 – 766,757,172
Futures Contracts* ............................... 25,933,985 – – 25,933,985
Forward Foreign Currency Exchange Contracts* ........ – 16,383,748 – 16,383,748
Interest Rate Swap Contracts* ...................... – 18,862,831 – 18,862,831
Total Return Basket Swaps Contracts* ................ – 4,675,495 – 4,675,495
Total Return Swaps Contracts* ...................... – 1,774,534 – 1,774,534
Total Assets $ 352,773,673 $ 526,337,583 $ – $ 879,111,256
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (38,561,165) $ (2) $ (38,561,167)
Futures Contracts* ............................... (19,209,766) – – (19,209,766)
Forward Foreign Currency Exchange Contracts* ........ – (25,109,111) – (25,109,111)
Interest Rate Swap Contracts* ...................... – (17,379,562) – (17,379,562)
Total Return Basket Swaps Contracts* ................ – (27,500,727) – (27,500,727)
Total Return Swaps Contracts* ...................... – (5,292,163) – (5,292,163)
Total Liabilities $ (19,209,766) $ (113,842,728) $ (2) $ (133,052,496)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON
AWARE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 8,116,739 $ 8,714,205 $ – $ 16,830,944
Forward Foreign Currency Exchange Contracts* ........ – 69,230 – 69,230
Total Return Basket Swaps Contracts* ................ – 27,438 – 27,438
Total Assets $ 8,116,739 $ 8,810,873 $ – $ 16,927,612
LIABILITIES
Forward Foreign Currency Exchange Contracts* ........ $ – $ (12,068) $ – $ (12,068)
Total Return Basket Swaps Contracts* ................ – (793,027) – (793,027)
Total Liabilities $ – $ (805,095) $ – $ (805,095)
*
Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/ (depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps, purchased option and written options (premium style) are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2023
March 31, 2023 (Unaudited)
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.